UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:           811-07852

Victory Portfolios III
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway Building Two, San Antonio, Texas 78256
 (Address of principal executive offices)                                        (Zip code)

Mark Amorosi K&L Gates LLP 1601 K Street, NW Washington, DC 20006-1600
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-235-8396

Date of fiscal year end: April 30

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

(a)

Victory 500 Index Fund

Member Shares

Ticker: USSPX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory 500 Index Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Shares	$12	0.22%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$14,577,938
Number of Holdings	513
Portfolio Turnover	1%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Real Estate	1.8%
Utilities	2.3%
Energy	2.8%
Consumer Staples	4.6%
Industrials	8.3%
Health Care	9.0%
Consumer Discretionary	10.2%
Communication Services	10.3%
Financials	13.0%
Information TechnologyFootnote Reference**	35.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

NVIDIA Corp.	8.0%
Apple, Inc.	6.8%
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	2.9%
Alphabet, Inc., Class A	2.8%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
JPMorgan Chase & Co.	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USSPX — SAR (10/25)

Victory 500 Index Fund

Reward Shares

Ticker: USPRX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory 500 Index Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Reward Shares	$8	0.15%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$14,577,938
Number of Holdings	513
Portfolio Turnover	1%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Real Estate	1.8%
Utilities	2.3%
Energy	2.8%
Consumer Staples	4.6%
Industrials	8.3%
Health Care	9.0%
Consumer Discretionary	10.2%
Communication Services	10.3%
Financials	13.0%
Information TechnologyFootnote Reference**	35.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

NVIDIA Corp.	8.0%
Apple, Inc.	6.8%
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	2.9%
Alphabet, Inc., Class A	2.8%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
JPMorgan Chase & Co.	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USPRX — SAR (10/25)

Victory Aggressive Growth Fund

Fund Shares

Ticker: USAUX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Aggressive Growth Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$38	0.65%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$2,802,850
Number of Holdings	110
Portfolio Turnover	15%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Materials	0.1%
Energy	0.3%
Consumer Staples	0.8%
Financials	4.8%
Health Care	7.8%
Industrials	9.0%
Consumer Discretionary	11.4%
Communication Services	15.0%
Information TechnologyFootnote Reference**	50.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

NVIDIA Corp.	14.4%
Microsoft Corp.	6.8%
Broadcom, Inc.	5.8%
Alphabet, Inc., Class C	5.7%
Apple, Inc.	5.3%
Meta Platforms, Inc., Class A	5.0%
Amazon.com, Inc.	3.9%
Visa, Inc., Class A	3.3%
Netflix, Inc.	3.2%
ServiceNow, Inc.	2.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USAUX — SAR (10/25)

Victory Aggressive Growth Fund

Institutional Shares

Ticker: UIAGX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Aggressive Growth Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$42	0.72%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$2,802,850
Number of Holdings	110
Portfolio Turnover	15%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Materials	0.1%
Energy	0.3%
Consumer Staples	0.8%
Financials	4.8%
Health Care	7.8%
Industrials	9.0%
Consumer Discretionary	11.4%
Communication Services	15.0%
Information TechnologyFootnote Reference**	50.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

NVIDIA Corp.	14.4%
Microsoft Corp.	6.8%
Broadcom, Inc.	5.8%
Alphabet, Inc., Class C	5.7%
Apple, Inc.	5.3%
Meta Platforms, Inc., Class A	5.0%
Amazon.com, Inc.	3.9%
Visa, Inc., Class A	3.3%
Netflix, Inc.	3.2%
ServiceNow, Inc.	2.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIAGX — SAR (10/25)

Victory Capital Growth Fund

Fund Shares

Ticker: USCGX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Capital Growth Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$57	1.04%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$1,039,489
Number of Holdings	460
Portfolio Turnover	30%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Utilities	2.7%
Energy	3.0%
Materials	4.3%
Consumer Staples	6.0%
Consumer Discretionary	7.8%
Communication Services	9.3%
Health Care	10.2%
Industrials	13.1%
Financials	14.7%
Information Technology	25.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

NVIDIA Corp.	6.0%
Microsoft Corp.	4.7%
Alphabet, Inc., Class A	3.2%
Apple, Inc.	2.8%
Alphabet, Inc., Class C	2.1%
Real Estate Select Sector SPDR Fund	1.1%
JPMorgan Chase & Co.	1.1%
Cisco Systems, Inc.	0.9%
Merck & Co., Inc.	0.8%
AbbVie, Inc.	0.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USCGX — SAR (10/25)

Victory Capital Growth Fund

Institutional Shares

Ticker: UICGX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Capital Growth Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$61	1.10%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$1,039,489
Number of Holdings	460
Portfolio Turnover	30%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Utilities	2.7%
Energy	3.0%
Materials	4.3%
Consumer Staples	6.0%
Consumer Discretionary	7.8%
Communication Services	9.3%
Health Care	10.2%
Industrials	13.1%
Financials	14.7%
Information Technology	25.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

NVIDIA Corp.	6.0%
Microsoft Corp.	4.7%
Alphabet, Inc., Class A	3.2%
Apple, Inc.	2.8%
Alphabet, Inc., Class C	2.1%
Real Estate Select Sector SPDR Fund	1.1%
JPMorgan Chase & Co.	1.1%
Cisco Systems, Inc.	0.9%
Merck & Co., Inc.	0.8%
AbbVie, Inc.	0.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UICGX — SAR (10/25)

Victory Core Plus Intermediate Bond Fund

Class A

Ticker: UITBX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Core Plus Intermediate Bond Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$44	0.86%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$5,405,159
Number of Holdings	1,326
Portfolio Turnover	35%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Corporate Bonds	20.1%
U.S. Treasury Obligations	19.5%
U.S. Government Agency Mortgages	19.1%
Asset-Backed Securities	18.8%
Collateralized Mortgage Obligations	9.5%
Municipal Bonds	4.6%
Yankee Dollars	3.6%
OtherFootnote Reference**	3.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UITBX — SAR (10/25)

Victory Core Plus Intermediate Bond Fund

Class C

Ticker: UITCX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Core Plus Intermediate Bond Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$77	1.51%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$5,405,159
Number of Holdings	1,326
Portfolio Turnover	35%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Corporate Bonds	20.1%
U.S. Treasury Obligations	19.5%
U.S. Government Agency Mortgages	19.1%
Asset-Backed Securities	18.8%
Collateralized Mortgage Obligations	9.5%
Municipal Bonds	4.6%
Yankee Dollars	3.6%
OtherFootnote Reference**	3.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UITCX — SAR (10/25)

Victory Core Plus Intermediate Bond Fund

Class R6

Ticker: URIBX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Core Plus Intermediate Bond Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$22	0.42%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$5,405,159
Number of Holdings	1,326
Portfolio Turnover	35%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Corporate Bonds	20.1%
U.S. Treasury Obligations	19.5%
U.S. Government Agency Mortgages	19.1%
Asset-Backed Securities	18.8%
Collateralized Mortgage Obligations	9.5%
Municipal Bonds	4.6%
Yankee Dollars	3.6%
OtherFootnote Reference**	3.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URIBX — SAR (10/25)

Victory Core Plus Intermediate Bond Fund

Fund Shares

Ticker: USIBX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Core Plus Intermediate Bond Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$33	0.64%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$5,405,159
Number of Holdings	1,326
Portfolio Turnover	35%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Corporate Bonds	20.1%
U.S. Treasury Obligations	19.5%
U.S. Government Agency Mortgages	19.1%
Asset-Backed Securities	18.8%
Collateralized Mortgage Obligations	9.5%
Municipal Bonds	4.6%
Yankee Dollars	3.6%
OtherFootnote Reference**	3.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USIBX — SAR (10/25)

Victory Core Plus Intermediate Bond Fund

Institutional Shares

Ticker: UIITX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Core Plus Intermediate Bond Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$29	0.56%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$5,405,159
Number of Holdings	1,326
Portfolio Turnover	35%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Corporate Bonds	20.1%
U.S. Treasury Obligations	19.5%
U.S. Government Agency Mortgages	19.1%
Asset-Backed Securities	18.8%
Collateralized Mortgage Obligations	9.5%
Municipal Bonds	4.6%
Yankee Dollars	3.6%
OtherFootnote Reference**	3.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIITX — SAR (10/25)

Victory Extended Market Index Fund

Fund Shares

Ticker: USMIX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Extended Market Index Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$19	0.35%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$746,549
Number of Holdings	2,486
Portfolio Turnover	6%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Energy	3.4%
Consumer Staples	3.4%
Communication Services	3.8%
Materials	4.3%
Real Estate	6.7%
Consumer Discretionary	11.8%
Health Care	13.6%
Information Technology	14.2%
Financials	16.1%
Industrials	19.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Insmed, Inc.	0.6%
Credo Technology Group Holding Ltd.	0.4%
Bloom Energy Corp., Class A	0.4%
Rocket Lab Corp.	0.4%
Sandisk Corp.	0.4%
Ciena Corp.	0.4%
Reddit, Inc., Class A	0.4%
Astera Labs, Inc.	0.4%
Tapestry, Inc.	0.3%
United Therapeutics Corp.	0.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USMIX — SAR (10/25)

Victory Global Managed Volatility Fund

Fund Shares

Ticker: UGMVX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Global Managed Volatility Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$48	0.90%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$435,009
Number of Holdings	404
Portfolio Turnover	33%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Utilities	1.3%
Materials	2.1%
Energy	4.1%
Consumer Staples	8.7%
Health Care	9.2%
Communication Services	9.9%
Consumer Discretionary	11.1%
Financials	12.1%
Industrials	12.6%
Information Technology	28.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

NVIDIA Corp.	5.8%
Apple, Inc.	4.1%
Alphabet, Inc., Class C	2.8%
Meta Platforms, Inc., Class A	2.4%
Microsoft Corp.	1.9%
Alphabet, Inc., Class A	1.6%
Mastercard, Inc., Class A	1.3%
Lam Research Corp.	1.2%
Altria Group, Inc.	1.1%
Booking Holdings, Inc.	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UGMVX — SAR (10/25)

Victory Global Managed Volatility Fund

Institutional Shares

Ticker: UGOFX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Global Managed Volatility Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$38	0.70%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$435,009
Number of Holdings	404
Portfolio Turnover	33%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Utilities	1.3%
Materials	2.1%
Energy	4.1%
Consumer Staples	8.7%
Health Care	9.2%
Communication Services	9.9%
Consumer Discretionary	11.1%
Financials	12.1%
Industrials	12.6%
Information Technology	28.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

NVIDIA Corp.	5.8%
Apple, Inc.	4.1%
Alphabet, Inc., Class C	2.8%
Meta Platforms, Inc., Class A	2.4%
Microsoft Corp.	1.9%
Alphabet, Inc., Class A	1.6%
Mastercard, Inc., Class A	1.3%
Lam Research Corp.	1.2%
Altria Group, Inc.	1.1%
Booking Holdings, Inc.	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UGOFX — SAR (10/25)

Victory Growth & Income Fund

Fund Shares

Ticker: USGRX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Growth & Income Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$46	0.83%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$2,158,561
Number of Holdings	441
Portfolio Turnover	21%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Materials	2.0%
Utilities	3.2%
Energy	3.5%
Consumer Staples	7.0%
Industrials	8.0%
Consumer Discretionary	8.6%
Communication Services	10.5%
Health Care	12.3%
Financials	14.8%
Information TechnologyFootnote Reference**	28.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

NVIDIA Corp.	5.6%
Microsoft Corp.	4.3%
Apple, Inc.	4.2%
Meta Platforms, Inc., Class A	2.5%
Alphabet, Inc., Class C	2.4%
Amazon.com, Inc.	2.4%
Alphabet, Inc., Class A	2.2%
JPMorgan Chase & Co.	1.7%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USGRX — SAR (10/25)

Victory Growth & Income Fund

Institutional Shares

Ticker: UIGIX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Growth & Income Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$47	0.85%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$2,158,561
Number of Holdings	441
Portfolio Turnover	21%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Materials	2.0%
Utilities	3.2%
Energy	3.5%
Consumer Staples	7.0%
Industrials	8.0%
Consumer Discretionary	8.6%
Communication Services	10.5%
Health Care	12.3%
Financials	14.8%
Information TechnologyFootnote Reference**	28.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

NVIDIA Corp.	5.6%
Microsoft Corp.	4.3%
Apple, Inc.	4.2%
Meta Platforms, Inc., Class A	2.5%
Alphabet, Inc., Class C	2.4%
Amazon.com, Inc.	2.4%
Alphabet, Inc., Class A	2.2%
JPMorgan Chase & Co.	1.7%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIGIX — SAR (10/25)

Victory Growth Fund

Fund Shares

Ticker: USAAX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Growth Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$52	0.89%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$2,759,839
Number of Holdings	74
Portfolio Turnover	6%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Energy	0.2%
Consumer Staples	1.7%
Industrials	5.9%
Financials	6.6%
Health Care	9.0%
Consumer Discretionary	14.1%
Communication Services	17.4%
Information TechnologyFootnote Reference**	45.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

NVIDIA Corp.	13.6%
Microsoft Corp.	8.2%
Tesla, Inc.	5.8%
Apple, Inc.	5.4%
Meta Platforms, Inc., Class A	5.4%
Amazon.com, Inc.	5.3%
Netflix, Inc.	4.2%
Oracle Corp.	4.1%
Visa, Inc., Class A	3.8%
Alphabet, Inc., Class C	3.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USAAX — SAR (10/25)

Victory Growth Fund

Institutional Shares

Ticker: UIGRX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Growth Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$56	0.96%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$2,759,839
Number of Holdings	74
Portfolio Turnover	6%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Energy	0.2%
Consumer Staples	1.7%
Industrials	5.9%
Financials	6.6%
Health Care	9.0%
Consumer Discretionary	14.1%
Communication Services	17.4%
Information TechnologyFootnote Reference**	45.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

NVIDIA Corp.	13.6%
Microsoft Corp.	8.2%
Tesla, Inc.	5.8%
Apple, Inc.	5.4%
Meta Platforms, Inc., Class A	5.4%
Amazon.com, Inc.	5.3%
Netflix, Inc.	4.2%
Oracle Corp.	4.1%
Visa, Inc., Class A	3.8%
Alphabet, Inc., Class C	3.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIGRX — SAR (10/25)

Victory High Income Fund

Class R6

Ticker: URHIX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory High Income Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$35	0.68%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$982,752
Number of Holdings	487
Portfolio Turnover	38%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Materials	4.1%
ABS Other	4.1%
Energy	4.4%
Health Care	5.2%
Information Technology	5.4%
Consumer Staples	5.8%
Financials	11.3%
Industrials	13.6%
Consumer Discretionary	13.7%
Communication Services	13.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URHIX — SAR (10/25)

Victory High Income Fund

Fund Shares

Ticker: USHYX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory High Income Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$44	0.84%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$982,752
Number of Holdings	487
Portfolio Turnover	38%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Materials	4.1%
ABS Other	4.1%
Energy	4.4%
Health Care	5.2%
Information Technology	5.4%
Consumer Staples	5.8%
Financials	11.3%
Industrials	13.6%
Consumer Discretionary	13.7%
Communication Services	13.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USHYX — SAR (10/25)

Victory High Income Fund

Institutional Shares

Ticker: UIHIX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory High Income Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$40	0.77%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$982,752
Number of Holdings	487
Portfolio Turnover	38%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Materials	4.1%
ABS Other	4.1%
Energy	4.4%
Health Care	5.2%
Information Technology	5.4%
Consumer Staples	5.8%
Financials	11.3%
Industrials	13.6%
Consumer Discretionary	13.7%
Communication Services	13.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIHIX — SAR (10/25)

Victory Income Fund

Class A

Ticker: UINCX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Income Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$42	0.82%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$3,865,401
Number of Holdings	965
Portfolio Turnover	8%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Corporate Bonds	33.9%
U.S. Treasury Obligations	26.2%
Asset-Backed Securities	11.2%
U.S. Government Agency Mortgages	9.7%
Yankee Dollars	8.7%
Collateralized Mortgage Obligations	5.2%
Municipal Bonds	2.6%
OtherFootnote Reference**	0.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UINCX — SAR (10/25)

Victory Income Fund

Class R6

Ticker: URIFX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Income Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$22	0.43%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$3,865,401
Number of Holdings	965
Portfolio Turnover	8%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Corporate Bonds	33.9%
U.S. Treasury Obligations	26.2%
Asset-Backed Securities	11.2%
U.S. Government Agency Mortgages	9.7%
Yankee Dollars	8.7%
Collateralized Mortgage Obligations	5.2%
Municipal Bonds	2.6%
OtherFootnote Reference**	0.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URIFX — SAR (10/25)

Victory Income Fund

Fund Shares

Ticker: USAIX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Income Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$30	0.58%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$3,865,401
Number of Holdings	965
Portfolio Turnover	8%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Corporate Bonds	33.9%
U.S. Treasury Obligations	26.2%
Asset-Backed Securities	11.2%
U.S. Government Agency Mortgages	9.7%
Yankee Dollars	8.7%
Collateralized Mortgage Obligations	5.2%
Municipal Bonds	2.6%
OtherFootnote Reference**	0.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USAIX — SAR (10/25)

Victory Income Fund

Institutional Shares

Ticker: UIINX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Income Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$27	0.52%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$3,865,401
Number of Holdings	965
Portfolio Turnover	8%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Corporate Bonds	33.9%
U.S. Treasury Obligations	26.2%
Asset-Backed Securities	11.2%
U.S. Government Agency Mortgages	9.7%
Yankee Dollars	8.7%
Collateralized Mortgage Obligations	5.2%
Municipal Bonds	2.6%
OtherFootnote Reference**	0.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIINX — SAR (10/25)

Victory Income Stock Fund

Fund Shares

Ticker: USISX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Income Stock Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$39	0.72%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$2,585,352
Number of Holdings	148
Portfolio Turnover	27%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Materials	4.1%
Real Estate	4.2%
Communication Services	4.2%
Consumer Discretionary	6.3%
Energy	7.2%
Consumer Staples	9.0%
Information Technology	12.0%
Industrials	14.0%
Health Care	14.9%
Financials	20.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

JPMorgan Chase & Co.	2.8%
Caterpillar, Inc.	2.4%
Johnson & Johnson	2.2%
The Goldman Sachs Group, Inc.	2.2%
Gilead Sciences, Inc.	2.2%
Altria Group, Inc.	2.1%
Valero Energy Corp.	2.1%
Cisco Systems, Inc.	2.0%
Bristol-Myers Squibb Co.	1.9%
Verizon Communications, Inc.	1.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USISX — SAR (10/25)

Victory Income Stock Fund

Institutional Shares

Ticker: UIISX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Income Stock Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$38	0.72%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$2,585,352
Number of Holdings	148
Portfolio Turnover	27%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Materials	4.1%
Real Estate	4.2%
Communication Services	4.2%
Consumer Discretionary	6.3%
Energy	7.2%
Consumer Staples	9.0%
Information Technology	12.0%
Industrials	14.0%
Health Care	14.9%
Financials	20.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

JPMorgan Chase & Co.	2.8%
Caterpillar, Inc.	2.4%
Johnson & Johnson	2.2%
The Goldman Sachs Group, Inc.	2.2%
Gilead Sciences, Inc.	2.2%
Altria Group, Inc.	2.1%
Valero Energy Corp.	2.1%
Cisco Systems, Inc.	2.0%
Bristol-Myers Squibb Co.	1.9%
Verizon Communications, Inc.	1.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIISX — SAR (10/25)

Victory Money Market Fund

Fund Shares

Ticker: USAXX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Money Market Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$32	0.62%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$2,083,234
Number of Holdings	55
7 Day Net Yield	3.72%

Asset AllocationFootnote Reference^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Commercial Paper	56.0%
Repurchase Agreements	34.0%
Certificates of Deposit	9.8%
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USAXX — SAR (10/25)

Victory Nasdaq-100 Index Fund

Class A

Ticker: UANQX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Nasdaq-100 Index Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$41	0.70%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$8,453,084
Number of Holdings	107
Portfolio Turnover	2%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Financials	0.3%
Energy	0.5%
Materials	1.0%
Utilities	1.4%
Industrials	3.8%
Consumer Staples	4.3%
Health Care	4.4%
Consumer Discretionary	13.2%
Communication Services	14.7%
Information TechnologyFootnote Reference**	56.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

NVIDIA Corp.	10.3%
Apple, Inc.	8.4%
Microsoft Corp.	8.0%
Broadcom, Inc.	6.0%
Amazon.com, Inc.	5.4%
Tesla, Inc.	3.5%
Alphabet, Inc., Class A	3.4%
Alphabet, Inc., Class C	3.2%
Meta Platforms, Inc., Class A	2.9%
Netflix, Inc.	2.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UANQX — SAR (10/25)

Victory Nasdaq-100 Index Fund

Class C

Ticker: UCNQX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Nasdaq-100 Index Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$85	1.45%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$8,453,084
Number of Holdings	107
Portfolio Turnover	2%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Financials	0.3%
Energy	0.5%
Materials	1.0%
Utilities	1.4%
Industrials	3.8%
Consumer Staples	4.3%
Health Care	4.4%
Consumer Discretionary	13.2%
Communication Services	14.7%
Information TechnologyFootnote Reference**	56.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

NVIDIA Corp.	10.3%
Apple, Inc.	8.4%
Microsoft Corp.	8.0%
Broadcom, Inc.	6.0%
Amazon.com, Inc.	5.4%
Tesla, Inc.	3.5%
Alphabet, Inc., Class A	3.4%
Alphabet, Inc., Class C	3.2%
Meta Platforms, Inc., Class A	2.9%
Netflix, Inc.	2.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UCNQX — SAR (10/25)

Victory Nasdaq-100 Index Fund

Class R6

Ticker: URNQX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Nasdaq-100 Index Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$17	0.29%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$8,453,084
Number of Holdings	107
Portfolio Turnover	2%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Financials	0.3%
Energy	0.5%
Materials	1.0%
Utilities	1.4%
Industrials	3.8%
Consumer Staples	4.3%
Health Care	4.4%
Consumer Discretionary	13.2%
Communication Services	14.7%
Information TechnologyFootnote Reference**	56.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

NVIDIA Corp.	10.3%
Apple, Inc.	8.4%
Microsoft Corp.	8.0%
Broadcom, Inc.	6.0%
Amazon.com, Inc.	5.4%
Tesla, Inc.	3.5%
Alphabet, Inc., Class A	3.4%
Alphabet, Inc., Class C	3.2%
Meta Platforms, Inc., Class A	2.9%
Netflix, Inc.	2.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URNQX — SAR (10/25)

Victory Nasdaq-100 Index Fund

Fund Shares

Ticker: USNQX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Nasdaq-100 Index Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$24	0.41%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$8,453,084
Number of Holdings	107
Portfolio Turnover	2%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Financials	0.3%
Energy	0.5%
Materials	1.0%
Utilities	1.4%
Industrials	3.8%
Consumer Staples	4.3%
Health Care	4.4%
Consumer Discretionary	13.2%
Communication Services	14.7%
Information TechnologyFootnote Reference**	56.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

NVIDIA Corp.	10.3%
Apple, Inc.	8.4%
Microsoft Corp.	8.0%
Broadcom, Inc.	6.0%
Amazon.com, Inc.	5.4%
Tesla, Inc.	3.5%
Alphabet, Inc., Class A	3.4%
Alphabet, Inc., Class C	3.2%
Meta Platforms, Inc., Class A	2.9%
Netflix, Inc.	2.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USNQX — SAR (10/25)

Victory Nasdaq-100 Index Fund

Institutional Shares

Ticker: UINQX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Nasdaq-100 Index Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$25	0.42%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$8,453,084
Number of Holdings	107
Portfolio Turnover	2%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Financials	0.3%
Energy	0.5%
Materials	1.0%
Utilities	1.4%
Industrials	3.8%
Consumer Staples	4.3%
Health Care	4.4%
Consumer Discretionary	13.2%
Communication Services	14.7%
Information TechnologyFootnote Reference**	56.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

NVIDIA Corp.	10.3%
Apple, Inc.	8.4%
Microsoft Corp.	8.0%
Broadcom, Inc.	6.0%
Amazon.com, Inc.	5.4%
Tesla, Inc.	3.5%
Alphabet, Inc., Class A	3.4%
Alphabet, Inc., Class C	3.2%
Meta Platforms, Inc., Class A	2.9%
Netflix, Inc.	2.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UINQX — SAR (10/25)

Victory Science & Technology Fund

Class A

Ticker: USTCX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Science & Technology Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$76	1.28%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$1,444,782
Number of Holdings	200
Portfolio Turnover	25%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Consumer Staples	0.3%
Financials	3.4%
Consumer Discretionary	4.2%
Health Care	11.4%
Communication Services	13.8%
Information TechnologyFootnote Reference**	65.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

NVIDIA Corp.	10.8%
Microsoft Corp.	6.6%
Meta Platforms, Inc., Class A	5.6%
Alphabet, Inc., Class A	4.1%
Amazon.com, Inc.	4.0%
AppLovin Corp., Class A	3.0%
Broadcom, Inc.	3.0%
Oracle Corp.	2.5%
Apple, Inc.	2.5%
ServiceNow, Inc.	2.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USTCX — SAR (10/25)

Victory Science & Technology Fund

Fund Shares

Ticker: USSCX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Science & Technology Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$57	0.96%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$1,444,782
Number of Holdings	200
Portfolio Turnover	25%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Consumer Staples	0.3%
Financials	3.4%
Consumer Discretionary	4.2%
Health Care	11.4%
Communication Services	13.8%
Information TechnologyFootnote Reference**	65.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

NVIDIA Corp.	10.8%
Microsoft Corp.	6.6%
Meta Platforms, Inc., Class A	5.6%
Alphabet, Inc., Class A	4.1%
Amazon.com, Inc.	4.0%
AppLovin Corp., Class A	3.0%
Broadcom, Inc.	3.0%
Oracle Corp.	2.5%
Apple, Inc.	2.5%
ServiceNow, Inc.	2.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USSCX — SAR (10/25)

Victory Short-Term Bond Fund

Class A

Ticker: UASBX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Short-Term Bond Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$38	0.74%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$2,694,669
Number of Holdings	1,018
Portfolio Turnover	20%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Corporate Bonds	36.2%
Asset-Backed Securities	31.7%
U.S. Treasury Obligations	15.7%
Yankee Dollars	7.7%
Collateralized Mortgage Obligations	4.6%
OtherFootnote Reference**	2.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UASBX — SAR (10/25)

Victory Short-Term Bond Fund

Class R6

Ticker: URSBX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Short-Term Bond Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$17	0.33%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$2,694,669
Number of Holdings	1,018
Portfolio Turnover	20%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Corporate Bonds	36.2%
Asset-Backed Securities	31.7%
U.S. Treasury Obligations	15.7%
Yankee Dollars	7.7%
Collateralized Mortgage Obligations	4.6%
OtherFootnote Reference**	2.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URSBX — SAR (10/25)

Victory Short-Term Bond Fund

Fund Shares

Ticker: USSBX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Short-Term Bond Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$29	0.56%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$2,694,669
Number of Holdings	1,018
Portfolio Turnover	20%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Corporate Bonds	36.2%
Asset-Backed Securities	31.7%
U.S. Treasury Obligations	15.7%
Yankee Dollars	7.7%
Collateralized Mortgage Obligations	4.6%
OtherFootnote Reference**	2.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USSBX — SAR (10/25)

Victory Short-Term Bond Fund

Institutional Shares

Ticker: UISBX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Short-Term Bond Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$24	0.46%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$2,694,669
Number of Holdings	1,018
Portfolio Turnover	20%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Corporate Bonds	36.2%
Asset-Backed Securities	31.7%
U.S. Treasury Obligations	15.7%
Yankee Dollars	7.7%
Collateralized Mortgage Obligations	4.6%
OtherFootnote Reference**	2.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UISBX — SAR (10/25)

Victory Small Cap Stock Fund

Fund Shares

Ticker: USCAX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Small Cap Stock Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$56	1.01%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$819,892
Number of Holdings	479
Portfolio Turnover	56%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Utilities	2.6%
Communication Services	2.7%
Materials	4.3%
Energy	4.8%
Real Estate	5.5%
Consumer Discretionary	10.1%
Health Care	15.4%
Industrials	16.3%
Information Technology	16.8%
Financials	18.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Sterling Infrastructure, Inc.	1.1%
Porch Group, Inc.	1.1%
Carpenter Technology Corp.	1.0%
indie Semiconductor, Inc., Class A	0.7%
Taylor Morrison Home Corp.	0.7%
Gates Industrial Corp. PLC	0.7%
Murphy Oil Corp.	0.6%
Signet Jewelers Ltd.	0.6%
Black Hills Corp.	0.6%
Magnite, Inc.	0.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USCAX — SAR (10/25)

Victory Small Cap Stock Fund

Institutional Shares

Ticker: UISCX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Small Cap Stock Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$52	0.93%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$819,892
Number of Holdings	479
Portfolio Turnover	56%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Utilities	2.6%
Communication Services	2.7%
Materials	4.3%
Energy	4.8%
Real Estate	5.5%
Consumer Discretionary	10.1%
Health Care	15.4%
Industrials	16.3%
Information Technology	16.8%
Financials	18.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Sterling Infrastructure, Inc.	1.1%
Porch Group, Inc.	1.1%
Carpenter Technology Corp.	1.0%
indie Semiconductor, Inc., Class A	0.7%
Taylor Morrison Home Corp.	0.7%
Gates Industrial Corp. PLC	0.7%
Murphy Oil Corp.	0.6%
Signet Jewelers Ltd.	0.6%
Black Hills Corp.	0.6%
Magnite, Inc.	0.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UISCX — SAR (10/25)

Victory Target Retirement 2030 Fund

Fund Shares

Ticker: URTRX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Target Retirement 2030 Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$1	0.02%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$1,294,383
Number of Holdings	35
Portfolio Turnover	5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Victory Government Securities Fund, Institutional Shares	15.8%
Victory Global Managed Volatility Fund, Institutional Shares	7.1%
Victory Core Plus Intermediate Bond Fund, Institutional Shares	6.9%
VictoryShares Short-Term Bond ETF	5.6%
Victory Target Managed Allocation Fund	5.4%
Victory Short-Term Bond Fund, Institutional Shares	5.4%
Victory RS International Fund, Class R6	5.0%
Victory 500 Index Fund, Reward Shares	4.7%
Victory High Income Fund, Institutional Shares	4.0%
VictoryShares Corporate Bond ETF	3.8%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Affiliated Equity Mutual Funds	38.2%
Affiliated Fixed-Income Mutual Funds	32.1%
Affiliated Equity Exchange-Traded Funds	20.1%
Affiliated Fixed-Income Exchange-Traded Funds	9.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URTRX — SAR (10/25)

Victory Target Retirement 2040 Fund

Fund Shares

Ticker: URFRX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Target Retirement 2040 Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$1	0.02%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$1,748,198
Number of Holdings	35
Portfolio Turnover	8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Victory Global Managed Volatility Fund, Institutional Shares	9.4%
Victory Target Managed Allocation Fund	7.6%
Victory 500 Index Fund, Reward Shares	7.1%
Victory RS International Fund, Class R6	6.8%
Victory Government Securities Fund, Institutional Shares	6.4%
VictoryShares WestEnd U.S. Sector ETF	5.0%
Victory Trivalent International Fund-Core Equity, Class R6	4.8%
Victory Core Plus Intermediate Bond Fund, Institutional Shares	4.4%
VictoryShares International Value Momentum ETF	4.4%
Victory Nasdaq-100 Index Fund, Class R6	4.0%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Affiliated Equity Mutual Funds	49.3%
Affiliated Fixed-Income Mutual Funds	15.9%
Affiliated Equity Exchange-Traded Funds	28.4%
Affiliated Fixed-Income Exchange-Traded Funds	5.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URFRX — SAR (10/25)

Victory Target Retirement 2050 Fund

Fund Shares

Ticker: URFFX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Target Retirement 2050 Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$2	0.03%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$1,122,572
Number of Holdings	34
Portfolio Turnover	8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Victory Global Managed Volatility Fund, Institutional Shares	10.9%
Victory Target Managed Allocation Fund	8.6%
Victory 500 Index Fund, Reward Shares	8.6%
Victory RS International Fund, Class R6	7.9%
VictoryShares WestEnd U.S. Sector ETF	6.0%
Victory Trivalent International Fund-Core Equity, Class R6	5.6%
Victory Nasdaq-100 Index Fund, Class R6	5.2%
VictoryShares International Value Momentum ETF	5.1%
VictoryShares Free Cash Flow ETF	4.3%
Victory Government Securities Fund, Institutional Shares	3.7%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Affiliated Equity Mutual Funds	56.7%
Affiliated Fixed-Income Mutual Funds	8.1%
Affiliated Equity Exchange-Traded Funds	33.9%
Affiliated Fixed-Income Exchange-Traded Funds	1.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URFFX — SAR (10/25)

Victory Target Retirement 2060 Fund

Fund Shares

Ticker: URSIX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Target Retirement 2060 Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$5	0.10%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$173,074
Number of Holdings	32
Portfolio Turnover	11%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Victory 500 Index Fund, Reward Shares	9.6%
Victory Global Managed Volatility Fund, Institutional Shares	9.4%
Victory RS International Fund, Class R6	8.0%
Victory Target Managed Allocation Fund	7.6%
VictoryShares WestEnd U.S. Sector ETF	6.6%
Victory Trivalent International Fund-Core Equity, Class R6	5.4%
Victory Nasdaq-100 Index Fund, Class R6	5.4%
VictoryShares International Value Momentum ETF	5.2%
VictoryShares US Value Momentum ETF	4.8%
VictoryShares Free Cash Flow ETF	4.8%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Affiliated Equity Mutual Funds	54.9%
Affiliated Fixed-Income Mutual Funds	5.9%
Affiliated Equity Exchange-Traded Funds	37.7%
Affiliated Fixed-Income Exchange-Traded Funds	1.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URSIX — SAR (10/25)

Victory Target Retirement Income Fund

Fund Shares

Ticker: URINX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Target Retirement Income Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$2	0.04%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$678,190
Number of Holdings	34
Portfolio Turnover	4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Victory Government Securities Fund, Institutional Shares	21.1%
Victory Short-Term Bond Fund, Institutional Shares	11.5%
Victory Core Plus Intermediate Bond Fund, Institutional Shares	10.6%
VictoryShares Corporate Bond ETF	6.1%
Victory Market Neutral Income Fund, Class I	5.5%
Victory High Income Fund, Institutional Shares	4.7%
Victory Global Managed Volatility Fund, Institutional Shares	4.4%
Victory RS International Fund, Class R6	3.7%
Victory Target Managed Allocation Fund	3.5%
VictoryShares Short-Term Bond ETF	3.3%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Affiliated Fixed-Income Mutual Funds	48.0%
Affiliated Equity Mutual Funds	27.4%
Affiliated Equity Exchange-Traded Funds	14.7%
Affiliated Fixed-Income Exchange-Traded Funds	9.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URINX — SAR (10/25)

Victory Ultra Short-Term Bond Fund

Class A

Ticker: USBAX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Ultra Short-Term Bond Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$44	0.87%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$307,402
Number of Holdings	422
Portfolio Turnover	29%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Corporate Bonds	25.5%
Asset-Backed Securities	20.0%
Yankee Dollars	15.0%
Collateralized Mortgage Obligations	11.3%
OtherFootnote Reference**	3.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USBAX — SAR (10/25)

Victory Ultra Short-Term Bond Fund

Class R6

Ticker: URUSX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Ultra Short-Term Bond Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$22	0.43%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$307,402
Number of Holdings	422
Portfolio Turnover	29%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Corporate Bonds	25.5%
Asset-Backed Securities	20.0%
Yankee Dollars	15.0%
Collateralized Mortgage Obligations	11.3%
OtherFootnote Reference**	3.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URUSX — SAR (10/25)

Victory Ultra Short-Term Bond Fund

Fund Shares

Ticker: UUSTX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Ultra Short-Term Bond Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$31	0.61%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$307,402
Number of Holdings	422
Portfolio Turnover	29%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Corporate Bonds	25.5%
Asset-Backed Securities	20.0%
Yankee Dollars	15.0%
Collateralized Mortgage Obligations	11.3%
OtherFootnote Reference**	3.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UUSTX — SAR (10/25)

Victory Ultra Short-Term Bond Fund

Institutional Shares

Ticker: UUSIX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Ultra Short-Term Bond Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$31	0.60%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$307,402
Number of Holdings	422
Portfolio Turnover	29%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Corporate Bonds	25.5%
Asset-Backed Securities	20.0%
Yankee Dollars	15.0%
Collateralized Mortgage Obligations	11.3%
OtherFootnote Reference**	3.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UUSIX — SAR (10/25)

Victory Value Fund

Fund Shares

Ticker: UVALX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Value Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$49	0.91%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$1,344,520
Number of Holdings	184
Portfolio Turnover	24%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Materials	3.6%
Utilities	4.4%
Energy	5.1%
Communication Services	5.3%
Consumer Staples	5.5%
Consumer Discretionary	5.8%
Information Technology	12.1%
Health Care	16.0%
Industrials	16.6%
Financials	20.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Alphabet, Inc., Class A	3.0%
U.S. Bancorp	1.9%
Citigroup, Inc.	1.8%
JPMorgan Chase & Co.	1.8%
Johnson & Johnson	1.7%
KeyCorp	1.6%
Valero Energy Corp.	1.5%
Everest Group Ltd.	1.4%
Fairfax Financial Holdings Ltd.	1.4%
Applied Materials, Inc.	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UVALX — SAR (10/25)

Victory Value Fund

Institutional Shares

Ticker: UIVAX

Semi-Annual Shareholder Report — October 31, 2025

The semi-annual shareholder report contains important information about Victory Value Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$47	0.88%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$1,344,520
Number of Holdings	184
Portfolio Turnover	24%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Materials	3.6%
Utilities	4.4%
Energy	5.1%
Communication Services	5.3%
Consumer Staples	5.5%
Consumer Discretionary	5.8%
Information Technology	12.1%
Health Care	16.0%
Industrials	16.6%
Financials	20.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Alphabet, Inc., Class A	3.0%
U.S. Bancorp	1.9%
Citigroup, Inc.	1.8%
JPMorgan Chase & Co.	1.8%
Johnson & Johnson	1.7%
KeyCorp	1.6%
Valero Energy Corp.	1.5%
Everest Group Ltd.	1.4%
Fairfax Financial Holdings Ltd.	1.4%
Applied Materials, Inc.	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIVAX  — SAR (10/25)

(b)  Not applicable.

Item 2. Code of Ethics.

         Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Financial Statements and Other Information.

(a)

October 31, 2025
Semi-Annual: Full Financials
Victory Target Retirement Income Fund
Victory Target Retirement 2030 Fund
Victory Target Retirement 2040 Fund
Victory Target Retirement 2050 Fund
Victory Target Retirement 2060 Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedules of Portfolio Investments (Form N-CSR Item 6)
Victory Target Retirement Income Fund
2
Victory Target Retirement 2030 Fund
3
Victory Target Retirement 2040 Fund
4
Victory Target Retirement 2050 Fund
5
Victory Target Retirement 2060 Fund
6
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
7
Statements of Operations
9
Statements of Changes in Net Assets
11
Financial Highlights
14
Notes to Financial Statements (Form N-CSR Item 7) 19

Schedule of Portfolio Investments
October 31, 2025
Victory Portfolios III
Victory Target Retirement Income Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (24.1%)
VictoryShares Corporate Bond ETF .......................................... 1,899,203 $ 41,404
VictoryShares Emerging Markets Value Momentum ETF .......................... 156,416 8,779
VictoryShares Free Cash Flow ETF .......................................... 231,746 8,765
VictoryShares Free Cash Flow Growth ETF .................................... 342,786 9,998
VictoryShares Hedged Equity Income ETF ..................................... 284,904 7,741
VictoryShares International Free Cash Flow Growth ETF .......................... 36,000 996
VictoryShares International Value Momentum ETF ............................... 267,086 16,373
VictoryShares International Volatility Wtd ETF ................................. 87,761 4,548
VictoryShares Pioneer Asset-Based Income ETF ................................. 280,000 6,990
VictoryShares Short-Term Bond ETF ......................................... 443,598 22,592
VictoryShares Small Cap Free Cash Flow ETF .................................. 200,000 5,708
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 106,772 9,504
VictoryShares US Value Momentum ETF(a) .................................... 83,804 7,499
VictoryShares WestEnd U.S. Sector ETF ...................................... 262,123 12,396
Total Affiliated Exchange-Traded Funds (Cost $140,418)
a
a
a
163,293
Affiliated Mutual Funds (75.4%)
Victory 500 Index Fund, Reward Shares ....................................... 204,869 17,533
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 7,682,371 71,753
Victory Emerging Markets Fund, Institutional Shares ............................. 206,403 5,573
Victory Global Managed Volatility Fund, Institutional Shares ........................ 2,356,438 29,880
Victory Government Securities Fund, Institutional Shares .......................... 15,915,511 143,399
Victory High Income Fund, Institutional Shares ................................. 4,604,387 32,185
Victory Income Stock Fund, Institutional Shares ................................. 262,292 5,012
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 196,639 4,767
Victory Market Neutral Income Fund, Class I ................................... 4,354,165 37,228
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 157,748 10,077
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 94,664 3,895
Victory RS International Fund, Class R6 ...................................... 1,708,878 25,120
Victory Short-Term Bond Fund, Institutional Shares .............................. 8,503,829 77,980
Victory Small Cap Stock Fund, Institutional Shares ............................... 357,379 5,136
Victory Target Managed Allocation Fund ...................................... 1,973,884 24,042
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 1,665,925 17,675
Total Affiliated Mutual Funds (Cost $470,664)
a
a
a
511,255
Collateral for Securities Loaned (0.0%)^(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.01%(c) ........ 31,938 32
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.98%(c) ............ 31,938 32
Invesco Government & Agency Portfolio, Institutional Shares, 4.00%(c) ............... 31,938 32
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.00%(c) . 31,938 32
Total Collateral for Securities Loaned (Cost $128)
a
a
a
128
Total Investments (Cost $611,210) — 99.5% 674,676
Other assets in excess of liabilities —  0.5% 3,514
NET ASSETS - 100.00% $ 678,190
At October 31, 2025, the foreign securities held by the underlying Funds were 22.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Amount represents less than 0.05% of net assets.
(c) Rate disclosed is the daily yield on October 31, 2025.
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Investments
October 31, 2025
Victory Portfolios III
Victory Target Retirement 2030 Fund
3
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (29.5%)
VictoryShares Corporate Bond ETF .......................................... 2,260,410 $ 49,278
VictoryShares Emerging Markets Value Momentum ETF .......................... 407,025 22,845
VictoryShares Free Cash Flow ETF .......................................... 721,759 27,297
VictoryShares Free Cash Flow Growth ETF .................................... 638,261 18,616
VictoryShares Hedged Equity Income ETF (a) ................................... 326,000 8,857
VictoryShares International Free Cash Flow Growth ETF .......................... 72,000 1,993
VictoryShares International Value Momentum ETF ............................... 700,880 42,966
VictoryShares International Volatility Wtd ETF ................................. 245,850 12,742
VictoryShares Pioneer Asset-Based Income ETF ................................. 540,000 13,481
VictoryShares Short-Term Bond ETF ......................................... 1,418,858 72,263
VictoryShares Small Cap Free Cash Flow ETF .................................. 563,995 16,097
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 284,422 25,317
VictoryShares US Value Momentum ETF (a) .................................... 296,589 26,538
VictoryShares WestEnd U.S. Sector ETF ...................................... 904,469 42,772
Total Affiliated Exchange-Traded Funds (Cost $307,814)
a
a
a
381,062
Affiliated Mutual Funds (70.3%)
Victory 500 Index Fund, Reward Shares ....................................... 707,332 60,533
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 9,571,472 89,398
Victory Emerging Markets Fund, Institutional Shares ............................. 493,143 13,315
Victory Global Managed Volatility Fund, Institutional Shares ........................ 7,209,319 91,414
Victory Government Securities Fund, Institutional Shares .......................... 22,662,661 204,191
Victory Growth Fund, Institutional Shares ..................................... 196,626 9,004
Victory High Income Fund, Institutional Shares ................................. 7,353,067 51,398
Victory Income Stock Fund, Institutional Shares ................................. 1,072,172 20,489
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 683,332 16,564
Victory Market Neutral Income Fund, Class I ................................... 4,793,271 40,982
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 541,748 34,607
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 213,325 8,778
Victory RS International Fund, Class R6 ...................................... 4,425,433 65,054
Victory Short-Term Bond Fund, Institutional Shares .............................. 7,642,372 70,081
Victory Small Cap Stock Fund, Institutional Shares ............................... 1,144,623 16,448
Victory Target Managed Allocation Fund ...................................... 5,776,385 70,356
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 4,451,516 47,231
Total Affiliated Mutual Funds (Cost $779,981)
a
a
a
909,843
Collateral for Securities Loaned (0.0%)^(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .01% (c) ........ 66,850 66
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .98% (c) ............ 66,850 67
Invesco Government & Agency Portfolio, Institutional Shares , 4 .00% (c) ............... 66,850 67
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .00% (c) . 66,850 67
Total Collateral for Securities Loaned (Cost $267)
a
a
a
267
Total Investments (Cost $1,088,062) — 99.8% 1,291,172
Other assets in excess of liabilities —  0.2% 3,211
NET ASSETS - 100.00% $ 1,294,383
At October 31, 2025, the foreign securities held by the underlying Funds were 26.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Amount represents less than 0.05% of net assets.
(c) Rate disclosed is the daily yield on October 31, 2025.
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Investments
October 31, 2025
Victory Portfolios III
Victory Target Retirement 2040 Fund
4
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (34.3%)
VictoryShares Corporate Bond ETF .......................................... 1,759,335 $ 38,355
VictoryShares Emerging Markets Value Momentum ETF .......................... 823,858 46,240
VictoryShares Free Cash Flow ETF .......................................... 1,526,057 57,715
VictoryShares Free Cash Flow Growth ETF .................................... 1,556,473 45,398
VictoryShares Hedged Equity Income ETF ..................................... 673,761 18,306
VictoryShares International Free Cash Flow Growth ETF .......................... 364,000 10,076
VictoryShares International Value Momentum ETF ............................... 1,252,800 76,799
VictoryShares International Volatility Wtd ETF (a) ............................... 373,183 19,341
VictoryShares Pioneer Asset-Based Income ETF (a) ............................... 840,000 20,971
VictoryShares Short-Term Bond ETF (a) ....................................... 1,279,554 65,168
VictoryShares Small Cap Free Cash Flow ETF .................................. 799,883 22,830
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 425,524 37,876
VictoryShares US Value Momentum ETF (a) .................................... 596,927 53,412
VictoryShares WestEnd U.S. Sector ETF ...................................... 1,830,689 86,573
Total Affiliated Exchange-Traded Funds (Cost $464,416)
a
a
a
599,060
Affiliated Mutual Funds (65.2%)
Victory 500 Index Fund, Reward Shares ....................................... 1,459,411 124,896
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 8,252,582 77,079
Victory Emerging Markets Fund, Institutional Shares ............................. 562,841 15,197
Victory Global Managed Volatility Fund, Institutional Shares ........................ 12,939,838 164,077
Victory Government Securities Fund, Institutional Shares .......................... 12,441,789 112,100
Victory Growth Fund, Institutional Shares ..................................... 206,095 9,437
Victory High Income Fund, Institutional Shares ................................. 8,874,131 62,030
Victory Income Stock Fund, Institutional Shares ................................. 1,743,691 33,322
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 1,186,292 28,756
Victory Market Neutral Income Fund, Class I ................................... 3,776,749 32,291
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 1,097,997 70,140
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 291,216 11,984
Victory RS International Fund, Class R6 ...................................... 8,101,890 119,098
Victory Short-Term Bond Fund, Institutional Shares .............................. 2,825,603 25,911
Victory Small Cap Stock Fund, Institutional Shares ............................... 2,516,074 36,156
Victory Target Managed Allocation Fund ...................................... 10,961,996 133,517
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 7,981,342 84,682
Total Affiliated Mutual Funds (Cost $896,944)
a
a
a
1,140,673
Collateral for Securities Loaned (0.0%)^(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .01% (c) ........ 147,256 148
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .98% (c) ............ 147,256 147
Invesco Government & Agency Portfolio, Institutional Shares , 4 .00% (c) ............... 147,256 147
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .00% (c) . 147,256 147
Total Collateral for Securities Loaned (Cost $589)
a
a
a
589
Total Investments (Cost $1,361,949) — 99.5% 1,740,322
Other assets in excess of liabilities —  0.5% 7,876
NET ASSETS - 100.00% $ 1,748,198
At October 31, 2025, the foreign securities held by the underlying Funds were 32.6% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Amount represents less than 0.05% of net assets.
(c) Rate disclosed is the daily yield on October 31, 2025.
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Investments
October 31, 2025
Victory Portfolios III
Victory Target Retirement 2050 Fund
5
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (35.1%)
VictoryShares Corporate Bond ETF .......................................... 608,750 $ 13,271
VictoryShares Emerging Markets Value Momentum ETF .......................... 576,226 32,341
VictoryShares Free Cash Flow ETF (a) ........................................ 1,267,090 47,921
VictoryShares Free Cash Flow Growth ETF .................................... 1,234,836 36,017
VictoryShares International Free Cash Flow Growth ETF .......................... 292,000 8,083
VictoryShares International Value Momentum ETF ............................... 932,283 57,151
VictoryShares International Volatility Wtd ETF ................................. 255,741 13,254
VictoryShares Pioneer Asset-Based Income ETF (a) ............................... 400,000 9,986
VictoryShares Small Cap Free Cash Flow ETF .................................. 741,847 21,174
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 288,087 15,482
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 338,624 30,141
VictoryShares US Value Momentum ETF (a) .................................... 462,053 41,344
VictoryShares WestEnd U.S. Sector ETF ...................................... 1,421,654 67,230
Total Affiliated Exchange-Traded Funds (Cost $289,050)
a
a
a
393,395
Affiliated Mutual Funds (64.8%)
Victory 500 Index Fund, Reward Shares ....................................... 1,128,502 96,577
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 4,163,681 38,889
Victory Emerging Markets Fund, Institutional Shares ............................. 464,193 12,533
Victory Global Managed Volatility Fund, Institutional Shares ........................ 9,624,950 122,044
Victory Government Securities Fund, Institutional Shares .......................... 4,670,870 42,085
Victory Growth Fund, Institutional Shares ..................................... 214,982 9,844
Victory High Income Fund, Institutional Shares ................................. 1,368,174 9,564
Victory Income Stock Fund, Institutional Shares ................................. 1,215,207 23,223
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 894,364 21,679
Victory Market Neutral Income Fund, Class I ................................... 1,159,201 9,911
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 916,465 58,544
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 163,609 6,732
Victory RS International Fund, Class R6 ...................................... 6,027,508 88,604
Victory Short-Term Bond Fund, Institutional Shares .............................. 105,871 971
Victory Small Cap Stock Fund, Institutional Shares ............................... 1,888,878 27,143
Victory Target Managed Allocation Fund ...................................... 7,935,695 96,657
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 5,879,514 62,382
Total Affiliated Mutual Funds (Cost $543,393)
a
a
a
727,382
Collateral for Securities Loaned (0.0%)^(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .01% (c) ........ 36,988 37
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .98% (c) ............ 36,988 37
Invesco Government & Agency Portfolio, Institutional Shares , 4 .00% (c) ............... 36,988 37
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .00% (c) . 36,988 37
Total Collateral for Securities Loaned (Cost $148)
a
a
a
148
Total Investments (Cost $832,591) — 99.9% 1,120,925
Other assets in excess of liabilities —  0.1% 1,647
NET ASSETS - 100.00% $ 1,122,572
At October 31, 2025, the foreign securities held by the underlying Funds were 36.1% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Amount represents less than 0.05% of net assets.
(c) Rate disclosed is the daily yield on October 31, 2025.
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Investments
October 31, 2025
Victory Portfolios III
Victory Target Retirement 2060 Fund
6
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (38.7%)
VictoryShares Corporate Bond ETF .......................................... 81,206 $ 1,770
VictoryShares Emerging Markets Value Momentum ETF .......................... 90,347 5,071
VictoryShares Free Cash Flow ETF .......................................... 218,406 8,260
VictoryShares Free Cash Flow Growth ETF .................................... 212,019 6,184
VictoryShares International Free Cash Flow Growth ETF .......................... 108,000 2,989
VictoryShares International Value Momentum ETF ............................... 148,180 9,084
VictoryShares International Volatility Wtd ETF ................................. 39,768 2,061
VictoryShares Small Cap Free Cash Flow ETF .................................. 144,334 4,120
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 43,625 2,344
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 59,930 5,334
VictoryShares US Value Momentum ETF (a) .................................... 92,671 8,292
VictoryShares WestEnd U.S. Sector ETF ...................................... 242,452 11,467
Total Affiliated Exchange-Traded Funds (Cost $50,140)
a
a
a
66,976
Affiliated Mutual Funds (60.8%)
Victory 500 Index Fund, Reward Shares ....................................... 195,066 16,694
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 444,731 4,154
Victory Emerging Markets Fund, Institutional Shares ............................. 100,571 2,715
Victory Global Managed Volatility Fund, Institutional Shares ........................ 1,287,921 16,331
Victory Government Securities Fund, Institutional Shares .......................... 673,303 6,067
Victory Growth Fund, Institutional Shares ..................................... 27,243 1,248
Victory Income Stock Fund, Institutional Shares ................................. 232,467 4,442
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 129,084 3,129
Victory Market Neutral Income Fund, Class I ................................... 57,823 494
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 144,975 9,261
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 20,334 837
Victory RS International Fund, Class R6 ...................................... 938,668 13,798
Victory Short-Term Bond Fund, Institutional Shares .............................. 133 1
Victory Small Cap Stock Fund, Institutional Shares ............................... 253,894 3,648
Victory Target Managed Allocation Fund ...................................... 1,076,200 13,108
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 882,910 9,368
Total Affiliated Mutual Funds (Cost $78,823)
a
a
a
105,295
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .01% (b) ........ 27,375 28
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .98% (b) ............ 27,375 28
Invesco Government & Agency Portfolio, Institutional Shares , 4 .00% (b) ............... 27,375 27
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .00% (b) . 27,375 27
Total Collateral for Securities Loaned (Cost $110)
a
a
a
110
Total Investments (Cost $129,073) — 99.6% 172,381
Other assets in excess of liabilities —  0.4% 693
NET ASSETS - 100.00% $ 173,074
At October 31, 2025, the foreign securities held by the underlying Funds were 34.5% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on October 31, 2025.
ETF
—
Exchange-Traded Fund

Statements of Assets and Liabilities
October 31, 2025
7
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Target
Retirement Income
Fund
Victory Target
Retirement 2030
Fund
Victory Target
Retirement 2040
Fund
Assets:
Affiliated investments, at value (Cost $611,082, $1,087,795 and $1,361,360) $ 674,548 (a) $ 1,290,905 (b) $ 1,739,733 (c)
Unaffiliated investments, at value (Cost $128, $267 and $589) 128 267 589
Cash 2,829 3,977 8,775
Receivables:
Dividends, interest, and securities lending income 9 12 34
Capital shares issued 906 522 536
Prepaid expenses 20 23 23
Total Assets 678,440 1,295,706 1,749,690
Liabilities:
Payables:
Collateral received on loaned securities 128 267 589
Capital shares redeemed 87 1,013 853
Payable to Adviser — — 1
Accrued expenses and other payables:
Custodian fees 1 3 4
Transfer agent fees 7 14 18
Compliance fees — (d) 1 1
Trustees' fees 1 1 — (d)
Other accrued expenses 26 24 26
Total Liabilities 250 1,323 1,492
Commitments and contingencies (Note 4 )
Net Assets:
Capital 600,422 1,022,744 1,273,593
Total accumulated earnings (loss) 77,768 271,639 474,605
Net Assets $ 678,190 $ 1,294,383 $ 1,748,198
Shares (unlimited number of shares authorized with no par value): 58,297 92,913 116,637
Net asset value, offering and redemption price per share:(e) $ 11 .63 $ 13 .93 $ 14 .99
(a) Includes $125 thousand of securities on loan.
(b) Includes $262 thousand of securities on loan.
(c) Includes $577 thousand of securities on loan.
(d) Rounds to less than $1 thousand.
(e) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Assets and Liabilities
October 31, 2025
8
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Target
Retirement 2050
Fund
Victory Target
Retirement 2060
Fund
Assets:
Affiliated investments, at value (Cost $832,443 and $128,963) $ 1,120,777 (a) $ 172,271 (b)
Unaffiliated investments, at value (Cost $148 and $110) 148 110
Cash 2,044 822
Receivables:
Dividends, interest, and securities lending income 10 3
Capital shares issued 129 34
From Adviser — 2
Prepaid expenses 19 12
Total Assets 1,123,127 173,254
Liabilities:
Payables:
Collateral received on loaned securities 148 110
Capital shares redeemed 366 42
Accrued expenses and other payables:
Custodian fees 2 1
Transfer agent fees 11 2
Compliance fees 1 — (c)
Trustees' fees 1 2
Other accrued expenses 26 23
Total Liabilities 555 180
Commitments and contingencies (Note 4 )
Net Assets:
Capital 779,609 122,497
Total accumulated earnings (loss) 342,963 50,577
Net Assets $ 1,122,572 $ 173,074
Shares (unlimited number of shares authorized with no par value): 69,958 10,595
Net asset value, offering and redemption price per share:(d) $ 16 .05 $ 16 .34
(a) Includes $145 thousand of securities on loan.
(b) Includes $107 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Operations
For the Six Months Ended October 31, 2025
9
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Target
Retirement Income
Fund
Victory Target
Retirement 2030
Fund
Victory Target
Retirement 2040
Fund
Investment Income:
Dividends from affiliated investments $ 11,030 $ 16,685 $ 16,370
Interest from unaffiliated investments 46 102 219
Securities lending (net of fees) 9 25 24
Total Income 11,085 16,812 16,613
Expenses:
Sub-Administration fees 9 9 9
Custodian fees 4 8 11
Transfer agent fees 14 26 35
Trustees' fees 23 23 24
Compliance fees 3 5 7
Printing fees 17 19 20
Legal and audit fees 27 27 27
State registration and filing fees 14 16 16
Other expenses 9 16 20
Recoupment of prior expenses waived/reimbursed by Adviser — — 1
Total Expenses 120 149 170
Expenses waived/reimbursed by Adviser — — (1)
Net Expenses 120 149 169
Net Investment Income (Loss) 10,965 16,663 16,444
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities 8,755 14,866 27,798
Net change in unrealized appreciation/depreciation on affiliated investment securities 32,347 100,258 177,322
Net realized/unrealized gains (losses) on investments 41,102 115,124 205,120
Change in net assets resulting from operations $ 52,067 $ 131,787 $ 221,564

Statements of Operations
For the Six Months Ended October 31, 2025
10
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Target
Retirement 2050
Fund
Victory Target
Retirement 2060
Fund
Investment Income:
Dividends from affiliated investments $ 7,641 $ 1,056
Interest from unaffiliated investments 94 17
Securities lending (net of fees) 16 10
Total Income 7,751 1,083
Expenses:
Sub-Administration fees 9 9
Custodian fees 7 2
Transfer agent fees 22 3
Trustees' fees 23 23
Compliance fees 4 1
Printing fees 16 11
Legal and audit fees 27 27
State registration and filing fees 14 10
Other expenses 15 5
Total Expenses 137 91
Expenses waived/reimbursed by Adviser — (8)
Net Expenses 137 83
Net Investment Income (Loss) 7,614 1,000
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities 14,961 3,096
Net change in unrealized appreciation/depreciation on affiliated investment securities 137,774 21,191
Net realized/unrealized gains (losses) on investments 152,735 24,287
Change in net assets resulting from operations $ 160,349 $ 25,287

11
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Target Retirement
Income Fund
Victory Target Retirement 2030
Fund
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 10,965 $ 23,977 $ 16,663 $ 38,571
Net realized gains (losses) 8,755 12,175 14,866 39,318
Net change in unrealized appreciation/depreciation 32,347 19,738 100,258 35,577
Change in net assets resulting from operations 52,067 55,890 131,787 113,466
Change in net assets resulting from distributions to shareholders (11,045) (26,841) — (56,497)
Change in net assets resulting from capital transactions (4,511) (28,221) (44,654) (43,793)
Change in net assets 36,511 828 87,133 13,176
Net Assets:
Beginning of period 641,679 640,851 1,207,250 1,194,074
End of period $ 678,190 $ 641,679 $ 1,294,383 $ 1,207,250
Capital Transactions:
Proceeds from shares issued $ 34,470 $ 51,661 $ 55,422 $ 92,929
Distributions reinvested 10,944 26,625 — 56,356
Cost of shares redeemed (49,925) (106,507) (100,076) (193,078)
Change in net assets resulting from capital transactions $ (4,511) $ (28,221) $ (44,654) $ (43,793)
Share Transactions:
Issued 3,028 4,749 4,127 7,369
Reinvested 966 2,455 — 4,528
Redeemed (4,395) (9,792) (7,486) (15,322)
Change in Shares (401) (2,588) (3,359) (3,425)

12
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Target Retirement 2040
Fund
Victory Target Retirement 2050
Fund
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 16,444 $ 42,873 $ 7,614 $ 23,451
Net realized gains (losses) 27,798 55,695 14,961 34,857
Net change in unrealized appreciation/depreciation 177,322 52,034 137,774 36,692
Change in net assets resulting from operations 221,564 150,602 160,349 95,000
Change in net assets resulting from distributions to shareholders — (67,075) — (36,324)
Change in net assets resulting from capital transactions (39,568) (24,225) (26,365) (13,910)
Change in net assets 181,996 59,302 133,984 44,766
Net Assets:
Beginning of period 1,566,202 1,506,900 988,588 943,822
End of period $ 1,748,198 $ 1,566,202 $ 1,122,572 $ 988,588
Capital Transactions:
Proceeds from shares issued $ 61,136 $ 123,201 $ 41,629 $ 79,654
Distributions reinvested — 66,951 — 36,271
Cost of shares redeemed (100,704) (214,377) (67,994) (129,835)
Change in net assets resulting from capital transactions $ (39,568) $ (24,225) $ (26,365) $ (13,910)
Share Transactions:
Issued 4,290 9,323 2,747 5,722
Reinvested — 5,111 — 2,627
Redeemed (7,065) (16,208) (4,492) (9,334)
Change in Shares (2,775) (1,774) (1,745) (985)

13
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Target Retirement 2060
Fund
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 1,000 $ 3,270
Net realized gains (losses) 3,096 2,944
Net change in unrealized appreciation/depreciation 21,191 7,439
Change in net assets resulting from operations 25,287 13,653
Change in net assets resulting from distributions to shareholders — (4,023)
Change in net assets resulting from capital transactions (1,578) 799
Change in net assets 23,709 10,429
Net Assets:
Beginning of period 149,365 138,936
End of period $ 173,074 $ 149,365
Capital Transactions:
Proceeds from shares issued $ 7,175 $ 17,322
Distributions reinvested — 4,020
Cost of shares redeemed (8,753) (20,543)
Change in net assets resulting from capital transactions $ (1,578) $ 799
Share Transactions:
Issued 465 1,236
Reinvested — 288
Redeemed (568) (1,462)
Change in Shares (103) 62

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
14
See notes to financial statements.
Victory Target Retirement Income Fund
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $10.93 $10.46 $10.18 $9.79 $11.68 $11.71 $11.22
Investment Activities:
Net investment income (loss)(b) 0.19 0.40 0.36 0.08 0.29 0.38 0.38
Net realized and unrealized gains
(losses) 0.70 0.52 0.36 0.37 (1.53) 0.37 0.58
Total from Investment
Activities 0.89 0.92 0.72 0.45 (1.24) 0.75 0.96
Distributions to Shareholders from:
Net investment income (0.19) (0.40) (0.36) (0.06) (0.29) (0.38) (0.30)
Net realized gains — (0.05) (0.08) — (0.36) (0.40) (0.17)
Total Distributions (0.19) (0.45) (0.44) (0.06) (0.65) (0.78) (0.47)
Net Asset Value, End of Period $11.63 $10.93 $10.46 $10.18 $9.79 $11.68 $11.71
Total Return(c)(d) 8.20% 8.93% 7.15% 4.56% (10.64)% 6.48% 8.73%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.04% 0.04% 0.04% 0.05% 0.04% 0.03% 0.06%
Net Investment Income (Loss)(e) 3.28% 3.69% 3.51% 2.46% 2.75% 3.13% 3.40%
Gross Expenses(e)(f) 0.04% 0.04% 0.04% 0.05% 0.04% 0.03% 0.06%
Supplemental Data:
Net Assets at end of period
(000's) $678,190 $641,679 $640,851 $666,388 $656,998 $807,636 $827,247
Portfolio Turnover(c) 4% 10% 5% 2% 13% 16% 15%(g)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) For the year ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $78,972 and sold of $170,937 thousand, respectively, in connection with the Fund’s acquisition of USAA
®
Target Retirement 2020 Fund.

15
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Target Retirement 2030 Fund
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $12.54 $11.98 $11.33 $10.71 $13.57 $13.03 $12.47
Investment Activities:
Net investment income (loss)(b) 0.18 0.40 0.34 0.07 0.31 0.53 0.29
Net realized and unrealized gains
(losses) 1.21 0.75 0.81 0.55 (2.15) 1.05 0.86
Total from Investment
Activities 1.39 1.15 1.15 0.62 (1.84) 1.58 1.15
Distributions to Shareholders from:
Net investment income — (0.39) (0.33) — (0.29) (0.59) (0.25)
Net realized gains — (0.20) (0.17) — (0.73) (0.45) (0.34)
Total Distributions — (0.59) (0.50) — (1.02) (1.04) (0.59)
Net Asset Value, End of Period $13.93 $12.54 $11.98 $11.33 $10.71 $13.57 $13.03
Total Return(c)(d) 11.08% 9.67% 10.25% 5.79% (13.53)% 12.24% 9.25%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.02% 0.03% 0.03% 0.03% 0.03% 0.02% 0.02%
Net Investment Income (Loss)(e) 2.62% 3.13% 2.93% 1.78% 2.55% 3.79% 2.41%
Gross Expenses(e)(f) 0.02% 0.03% 0.03% 0.04% 0.03% 0.02% 0.02%
Supplemental Data:
Net Assets at end of period
(000's) $1,294,383 $1,207,250 $1,194,074 $1,176,156 $1,134,657 $1,387,522 $1,330,701
Portfolio Turnover(c) 5% 10% 8% 2% 13% 18% 19%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
16
See notes to financial statements.
Victory Target Retirement 2040 Fund
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $13.12 $12.43 $11.42 $10.71 $13.98 $13.02 $12.58
Investment Activities:
Net investment income (loss)(b) 0.14 0.36 0.30 0.05 0.31 0.60 0.28
Net realized and unrealized gains
(losses) 1.73 0.90 1.19 0.66 (2.43) 1.45 0.88
Total from Investment
Activities 1.87 1.26 1.49 0.71 (2.12) 2.05 1.16
Distributions to Shareholders from:
Net investment income — (0.35) (0.30) — (0.29) (0.67) (0.22)
Net realized gains — (0.22) (0.18) — (0.86) (0.42) (0.50)
Total Distributions — (0.57) (0.48) — (1.15) (1.09) (0.72)
Net Asset Value, End of Period $14.99 $13.12 $12.43 $11.42 $10.71 $13.98 $13.02
Total Return(c)(d) 14.25% 10.16% 13.16% 6.63% (15.15)% 15.88% 9.22%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.02% 0.02% 0.02% 0.02% 0.02% 0.02% 0.02%
Net Investment Income (Loss)(e) 1.94% 2.70% 2.52% 1.30% 2.49% 4.18% 2.30%
Gross Expenses(e)(f) 0.02% 0.02% 0.02% 0.03% 0.02% 0.02% 0.02%
Supplemental Data:
Net Assets at end of period
(000's) $1,748,198 $1,566,202 $1,506,900 $1,408,101 $1,337,279 $1,644,252 $1,531,320
Portfolio Turnover(c) 8% 12% 10% 2% 14% 16% 20%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.

17
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Target Retirement 2050 Fund
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $13.79 $12.98 $11.70 $10.93 $14.51 $13.35 $12.84
Investment Activities:
Net investment income (loss)(b) 0.11 0.33 0.27 0.04 0.30 0.65 0.28
Net realized and unrealized gains
(losses) 2.15 0.99 1.43 0.73 (2.63) 1.69 1.07
Total from Investment
Activities 2.26 1.32 1.70 0.77 (2.33) 2.34 1.35
Distributions to Shareholders from:
Net investment income — (0.34) (0.25) — (0.28) (0.69) (0.24)
Net realized gains — (0.17) (0.17) — (0.97) (0.49) (0.60)
Total Distributions — (0.51) (0.42) — (1.25) (1.18) (0.84)
Net Asset Value, End of Period $16.05 $13.79 $12.98 $11.70 $10.93 $14.51 $13.35
Total Return(c)(d) 16.39% 10.20% 14.72% 7.04% (16.00)% 17.71% 10.52%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.03% 0.03% 0.03% 0.04% 0.03% 0.03% 0.03%
Net Investment Income (Loss)(e) 1.41% 2.34% 2.19% 0.94% 2.41% 4.43% 2.26%
Gross Expenses(e)(f) 0.03% 0.03% 0.03% 0.04% 0.03% 0.03% 0.03%
Supplemental Data:
Net Assets at end of period
(000's) $1,122,572 $988,588 $943,822 $857,590 $808,938 $986,077 $893,934
Portfolio Turnover(c) 8% 11% 9% 3% 13% 17% 21%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
18
See notes to financial statements.
Victory Target Retirement 2060 Fund
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $13.96 $13.06 $11.70 $10.92 $14.46 $13.17 $12.53
Investment Activities:
Net investment income (loss)(b) 0.09 0.31 0.25 0.03 0.29 0.64 0.26
Net realized and unrealized gains
(losses) 2.29 0.98 1.47 0.75 (2.63) 1.67 1.01
Total from Investment
Activities 2.38 1.29 1.72 0.78 (2.34) 2.31 1.27
Distributions to Shareholders from:
Net investment income — (0.35) (0.21) — (0.26) (0.69) (0.20)
Net realized gains — (0.04) (0.15) — (0.94) (0.33) (0.43)
Total Distributions — (0.39) (0.36) — (1.20) (1.02) (0.63)
Net Asset Value, End of Period $16.34 $13.96 $13.06 $11.70 $10.92 $14.46 $13.17
Total Return(c)(d) 17.05% 9.84% 14.87% 7.14% (16.12)% 17.69% 10.17%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.10% 0.10% 0.10% 0.10% 0.10% 0.10% 0.10%
Net Investment Income (Loss)(e) 1.21% 2.19% 2.04% 0.81% 2.27% 4.41% 2.17%
Gross Expenses(e)(f) 0.11% 0.13% 0.15% 0.17% 0.14% 0.13% 0.16%
Supplemental Data:
Net Assets at end of period
(000's) $173,074 $149,365 $138,936 $125,791 $116,698 $138,050 $121,007
Portfolio Turnover(c) 11% 12% 9% 2% 9% 18% 28%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.

Notes to Financial Statements
October 31, 2025
Victory Portfolios III
19
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following five funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
Each Fund is a “fund of funds” in that it invests in a selection of affiliated mutual funds and exchange-traded funds (“ETFs”) managed by the Funds’ Adviser, Victory Capital Management Inc. (“VCM” or the "Adviser"), an affiliate of the Funds. VCM is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital
Operating, LLC.
Each Fund may rely on various exemptions contained in the 1940 Act and in exemptive rules or orders thereunder issued by the Securities and Exchange Commission (“SEC”) that permit funds, subject to certain conditions, to invest in one or more ETFs and certain other types of investment companies in amounts that exceed limits set forth in the 1940 Act that would otherwise be applicable.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification (ASC) Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including ETFs, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in the underlying affiliated funds and other open-end investment companies, other than ETFs, are valued at their net asset value
(“NAV”) at the end of each business day. These valuations are typically categorized as Level 1 in the fair value hierarchy.
The underlying affiliated funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities
Funds (Legal Name) Funds (Short Name)
Victory Target Retirement Income Fund Target Income Fund
Victory Target Retirement 2030 Fund Target 2030 Fund
Victory Target Retirement 2040 Fund Target 2040 Fund
Victory Target Retirement 2050 Fund Target 2050 Fund
Victory Target Retirement 2060 Fund Target 2060 Fund

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
20
(Unaudited)
may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of October 31, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments  (amounts in thousands):
As of October 31, 2025, there were no significant transfers into/out of Level 3.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Level 1 Level 2 Level 3 Total
Target Income Fund
Affiliated Exchange-Traded Funds .................................. $ 163,293 $ — $ — $ 163,293
Affiliated Mutual Funds ......................................... 511,255 — — 511,255
Collateral for Securities Loaned ................................... 128 — — 128
Total ....................................................... $ 674,676 $ — $ — $ 674,676
Target 2030 Fund
Affiliated Exchange-Traded Funds .................................. 381,062 — — 381,062
Affiliated Mutual Funds ......................................... 909,843 — — 909,843
Collateral for Securities Loaned ................................... 267 — — 267
Total ....................................................... $ 1,291,172 $ — $ — $ 1,291,172
Target 2040 Fund
Affiliated Exchange-Traded Funds .................................. 599,060 — — 599,060
Affiliated Mutual Funds ......................................... 1,140,673 — — 1,140,673
Collateral for Securities Loaned ................................... 589 — — 589
Total ....................................................... $ 1,740,322 $ — $ — $ 1,740,322
Target 2050 Fund
Affiliated Exchange-Traded Funds .................................. 393,395 — — 393,395
Affiliated Mutual Funds ......................................... 727,382 — — 727,382
Collateral for Securities Loaned ................................... 148 — — 148
Total ....................................................... $ 1,120,925 $ — $ — $ 1,120,925
Target 2060 Fund
Affiliated Exchange-Traded Funds .................................. 66,976 — — 66,976
Affiliated Mutual Funds ......................................... 105,295 — — 105,295
Collateral for Securities Loaned ................................... 110 — — 110
Total ....................................................... $ 172,381 $ — $ — $ 172,381

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
21
(Unaudited)
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-
U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by SEC guidelines. The cash collateral is invested in short-
term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds’ Schedules of Portfolio Investments.
The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio
Investments. Collateral requirements are determined daily based on the value of the Funds’ securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities.
Securities lending income (net of these fees) is disclosed on the Statements of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.
In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of October 31, 2025 (amounts in thousands):
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of April 30.
For the six months ended October 31, 2025, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Target Income Fund ............................................... $ 125 $ — $ 128
Target 2030 Fund ................................................. 262 — 267
Target 2040 Fund ................................................. 577 — 589
Target 2050 Fund ................................................. 145 — 148
Target 2060 Fund ................................................. 107 — 110

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
22
(Unaudited)
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2025, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser does not receive any fees from the Funds for these services.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
does not receive any fees from the Funds for these services.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended October 31, 2025, are reflected on the Statements of Operations as Sub-
Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2025, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agent services to the Funds. VCTA does not receive any fees from the Funds for these services. The Funds pay for out-of-pocket expenses incurred and are reflected on the Statement of
Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Funds pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the six months ended October 31, 2025, are reflected on the Statements of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2025, are reflected on the Statements of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limits for the
Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’
business are excluded from the expense limits. As of October 31, 2025, the expense limits (excluding voluntary waivers) were as follows:
Excluding U.S. Government
Securities
Purchases Sales
Target Income Fund ........................................................................ $ 24,817 $ 32,188
Target 2030 Fund .......................................................................... 62,729 91,325
Target 2040 Fund .......................................................................... 129,063 155,076
Target 2050 Fund .......................................................................... 89,411 105,439
Target 2060 Fund .......................................................................... 17,756 18,450

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
23
(Unaudited)
Under the terms of the expense limitation agreement, the Adviser has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at October 31, 2025.
For the six months ended October 31, 2025, the following recoupment amounts were paid to the Adviser (amounts in thousands):
As of October 31, 2025, the following amounts in the table below represent the fiscal year-end in which the 36-month recoupment period expires. These amounts are available to be repaid to the Adviser (amounts in thousands):
*      The Funds' fiscal year-end changed from December 31 to April 30 effective April 30, 2023.
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Funds in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2025.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
5. Risks:
The following describes the principal risks that you may assume as an investor in each Fund. The risk descriptions below provide a more detailed explanation of the principal investment risks. The Funds may be subject to other risks in addition to these identified risks.
Affiliated Funds Risk — The risks of the Fund(s) directly correspond to the risks of the underlying affiliated funds in which the Fund(s) invest.
By investing in the underlying affiliated funds, the Funds have exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund(s) varies according to each Fund’s (or Funds’) asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund(s) also are subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).
Debt Securities Risk  — The Funds may invest in underlying affiliated funds that invest in debt securities or other income-producing securities.
The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related
In Effect Until
August 31, 2026
Target Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.07%
Target 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.03%
Target 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.02%
Target 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.04%
Target 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10%
Amount
Target 2040 Fund ..................................................................................... $ 1
December 31, 2025* April 30, 2026 April 30, 2027 April 30, 2028 April 30, 2029 Total
Target 2040 Fund ................... $ 14 $ 56 $ 62 $ 31 $ 1 $ 164
Target 2060 Fund ................... 9 29 61 37 8 144

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
24
(Unaudited)
factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.
Equity Securities Risk — The Funds may invest in underlying affiliated funds that invest in equity securities.  The values of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer's bankruptcy.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets, including with respect to tariffs or sanctions, may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
General Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and
related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
High-Yield/Junk Bond Risk — The Fund(s) may invest in underlying affiliated funds that invest in fixed income securities that are rated below investment grade. Fixed-income securities rated below investment grade, also known as “junk” or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events. High-yield securities also can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time.
6. Borrowing and Interfund Lending :
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory Funds Complex”), in the aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended
October 31, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the
Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-
month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of
June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all Funds. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the six months ended October 31, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The Funds did not utilize or participate in the Facility during the six months ended October 31, 2025.

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
25
(Unaudited)
7. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
At the tax year ended April 30, 2025, the Funds had no capital loss carryforward for federal income tax purposes.
8. Affiliated Securities:
An affiliated security is a security in which a Fund has ownership of at least 5% of the issuer's outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Funds do not invest in affiliated securities for the purpose of exercising management or control.  These securities are noted as affiliated on the Funds’ Schedule of Portfolio Investments. The financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form
N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website. Transactions in affiliated securities during the six months ended October 31, 2025, were as follows (amounts in thousands, except shares):
Declared Paid
Target Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Target 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Target 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Target 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Target 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
10/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
Target Income Fund
Victory 500 Index Fund,
Reward Shares ......... $ 14,846 $ 88 $ (756) $ 179 $ 3,176 $ 17,533 204,869 $ 87 $ —
Victory Core Plus Intermediate
Bond Fund, Institutional
Shares ............... 69,039 1,646 — — 1,068 71,753 7,682,371 1,646 —
Victory Emerging Markets
Fund, Institutional Shares . — 5,457 — — 116 5,573 206,403 — —
Victory Global Managed
Volatility Fund, Institutional
Shares ............... 29,211 — (3,201) 813 3,057 29,880 2,356,438 — —
Victory Government Securities
Fund, Institutional Shares . 139,228 2,740 — — 1,431 143,399 15,915,511 2,739 —
Victory Growth Fund,
Institutional Shares ...... 2,497 — (2,889) 2,283 (1,891) — — — —
Victory High Income Fund,
Institutional Shares ...... 30,290 944 — — 951 32,185 4,604,387 944 —
Victory Income Stock Fund,
Institutional Shares ...... 4,472 54 — — 486 5,012 262,292 54 —
Victory Integrity Mid-Cap
Value Fund, Class R6 .... 4,226 — — — 541 4,767 196,639 — —
Victory Market Neutral Income
Fund, Class I .......... 37,225 911 — — (908) 37,228 4,354,165 911 —
Victory Nasdaq-100 Index
Fund, Class R6 ......... 5,750 2,293 — — 2,034 10,077 157,748 — —
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... 2,709 — — — 1,186 3,895 94,664 — —
Victory RS International Fund,
Class R6 ............. 25,145 — (2,491) 617 1,849 25,120 1,708,878 — —

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
26
(Unaudited)
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
10/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
Victory Short-Term Bond
Fund, Institutional Shares . $ 75,853 $ 1,791 $ — $ — $ 336 $ 77,980 8,503,829 $ 1,791 $ —
Victory Small Cap Stock Fund,
Institutional Shares ...... 4,253 — — — 883 5,136 357,379 — —
Victory Sophus Emerging
Markets Fund, Class R6 ... 1,085 — (1,089) 21 (17) — — — —
Victory Target Managed
Allocation Fund ........ 29,787 — (10,043) 1,896 2,402 24,042 1,973,884 — —
Victory Trivalent International
Fund-Core Equity, Class R6 17,193 — (2,702) 552 2,632 17,675 1,665,925 — —
VictoryShares Corporate Bond
ETF ................. 40,198 — — — 1,206 41,404 1,899,203 862 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 12,128 — (5,561) 1,495 717 8,779 156,416 333 —
VictoryShares Free Cash Flow
ETF ................. 6,872 873 — — 1,020 8,765 231,746 61 —
VictoryShares Free Cash Flow
Growth ETF ........... 7,864 — — — 2,134 9,998 342,786 1 —
VictoryShares Hedged Equity
Income ETF ........... 7,413 — — — 328 7,741 284,904 154 —
VictoryShares International
Free Cash Flow Growth ETF — 993 — — 3 996 36,000 — —
VictoryShares International
Value Momentum ETF ... 14,307 — — — 2,066 16,373 267,086 458 —
VictoryShares International
Volatility Wtd ETF ...... 7,342 — (3,456) 899 (237) 4,548 87,761 140 —
VictoryShares Pioneer Asset-
Based Income ETF ...... — 7,027 — — (37) 6,990 280,000 104 —
VictoryShares Short-Term
Bond ETF ............ 22,450 — — — 142 22,592 443,598 519 —
VictoryShares Small Cap Free
Cash Flow ETF ......... 4,582 — — — 1,126 5,708 200,000 28 —
VictoryShares US Small Mid
Cap Value Momentum ETF 8,158 — — — 1,346 9,504 106,772 95 —
VictoryShares US Value
Momentum ETF ........ 6,537 — — — 962 7,499 83,804 63 —
VictoryShares WestEnd U.S.
Sector ETF ............ 10,157 — — — 2,239 12,396 262,123 40 —
$ 640,817 $ 24,817 $ (32,188) $ 8,755 $ 32,347 $ 674,548 54,927,581 $ 11,030 $ —
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
10/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
Target 2030 Fund
Victory 500 Index Fund,
Reward Shares ......... $ 48,068 $ 1,303 $ — $ — $ 11,162 $ 60,533 707,332 $ 290 $ —
Victory Core Plus Intermediate
Bond Fund, Institutional
Shares ............... 82,150 5,986 — — 1,262 89,398 9,571,472 1,985 —
Victory Emerging Markets
Fund, Institutional Shares . 2,000 9,973 — — 1,342 13,315 493,143 — —
Victory Global Managed
Volatility Fund, Institutional
Shares ............... 89,617 — (10,050) 2,418 9,429 91,414 7,209,319 — —
Victory Government Securities
Fund, Institutional Shares . 198,252 3,901 — — 2,038 204,191 22,662,661 3,900 —
Victory Growth Fund,
Institutional Shares ...... 6,915 — — — 2,089 9,004 196,626 — —
Victory High Income Fund,
Institutional Shares ...... 48,372 1,508 — — 1,518 51,398 7,353,067 1,508 —

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
27
(Unaudited)
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
10/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
Victory Income Stock Fund,
Institutional Shares ...... $ 18,279 $ 219 $ — $ — $ 1,991 $ 20,489 1,072,172 $ 219 $ —
Victory Integrity Mid-Cap
Value Fund, Class R6 .... 14,685 — — — 1,879 16,564 683,332 — —
Victory Market Neutral Income
Fund, Class I .......... 34,106 7,901 — — (1,025) 40,982 4,793,271 901 —
Victory Nasdaq-100 Index
Fund, Class R6 ......... 24,566 1,986 — — 8,055 34,607 541,748 — —
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... 6,105 — — — 2,673 8,778 213,325 — —
Victory RS International Fund,
Class R6 ............. 66,089 — (7,524) 1,998 4,491 65,054 4,425,433 — —
Victory Short-Term Bond
Fund, Institutional Shares . 66,676 3,103 — — 302 70,081 7,642,372 1,603 —
Victory Small Cap Stock Fund,
Institutional Shares ...... 13,621 — — — 2,827 16,448 1,144,623 — —
Victory Sophus Emerging
Markets Fund, Class R6 ... 6,770 — (7,193) (458) 881 — — — —
Victory Target Managed
Allocation Fund ........ 93,417 — (36,114) 4,872 8,181 70,356 5,776,385 — —
Victory Trivalent International
Fund-Core Equity, Class R6 44,330 — (5,532) 1,419 7,014 47,231 4,451,516 — —
VictoryShares Corporate Bond
ETF ................. 45,877 1,997 — — 1,404 49,278 2,260,410 1,000 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 28,807 — (10,978) 1,524 3,492 22,845 407,025 742 —
VictoryShares Free Cash Flow
ETF ................. 22,147 1,852 — — 3,298 27,297 721,759 196 —
VictoryShares Free Cash Flow
Growth ETF ........... 13,839 1,006 — — 3,771 18,616 638,261 2 —
VictoryShares Hedged Equity
Income ETF ........... 8,482 — — — 375 8,857 326,000 176 —
VictoryShares International
Free Cash Flow Growth ETF — 1,985 — — 8 1,993 72,000 — —
VictoryShares International
Value Momentum ETF ... 41,025 — (3,730) 454 5,217 42,966 700,880 1,250 —
VictoryShares International
Volatility Wtd ETF ...... 21,056 — (10,204) 2,639 (749) 12,742 245,850 391 —
VictoryShares Pioneer Asset-
Based Income ETF ...... — 13,552 — — (71) 13,481 540,000 202 —
VictoryShares Short-Term
Bond ETF ............ 71,808 — — — 455 72,263 1,418,858 1,659 —
VictoryShares Small Cap Free
Cash Flow ETF ......... 11,318 1,962 — — 2,817 16,097 563,995 74 —
VictoryShares US Small Mid
Cap Value Momentum ETF 18,676 3,508 — — 3,133 25,317 284,422 235 —
VictoryShares US Value
Momentum ETF ........ 22,276 987 — — 3,275 26,538 296,589 215 —
VictoryShares WestEnd U.S.
Sector ETF ............ 35,048 — — — 7,724 42,772 904,469 137 —
$ 1,204,377 $ 62,729 $ (91,325) $ 14,866 $ 100,258 $ 1,290,905 88,318,315 $ 16,685 $ —
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
10/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
Target 2040 Fund
Victory 500 Index Fund,
Reward Shares ......... $ 87,193 $ 16,953 $ — $ — $ 20,750 $ 124,896 1,459,411 $ 544 $ —

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
28
(Unaudited)
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
10/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
Victory Core Plus Intermediate
Bond Fund, Institutional
Shares ............... $ 63,420 $ 12,610 $ — $ — $ 1,049 $ 77,079 8,252,582 $ 1,610 $ —
Victory Emerging Markets
Fund, Institutional Shares . 2,000 11,770 — — 1,427 15,197 562,841 — —
Victory Global Managed
Volatility Fund, Institutional
Shares ............... 169,789 — (28,118) 6,806 15,600 164,077 12,939,838 — —
Victory Government Securities
Fund, Institutional Shares . 105,824 5,131 — — 1,145 112,100 12,441,789 2,130 —
Victory Growth Fund,
Institutional Shares ...... 13,709 — (7,903) 6,165 (2,534) 9,437 206,095 — —
Victory High Income Fund,
Institutional Shares ...... 58,378 1,820 — — 1,832 62,030 8,874,131 1,820 —
Victory Income Stock Fund,
Institutional Shares ...... 29,727 357 — — 3,238 33,322 1,743,691 357 —
Victory Integrity Mid-Cap
Value Fund, Class R6 .... 25,493 — — — 3,263 28,756 1,186,292 — —
Victory Market Neutral Income
Fund, Class I .......... 23,393 9,650 — — (752) 32,291 3,776,749 650 —
Victory Nasdaq-100 Index
Fund, Class R6 ......... 46,154 8,500 — — 15,486 70,140 1,097,997 — —
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... 8,335 — — — 3,649 11,984 291,216 — —
Victory RS International Fund,
Class R6 ............. 113,517 — (5,906) 1,050 10,437 119,098 8,101,890 — —
Victory Short-Term Bond
Fund, Institutional Shares . 25,204 595 — — 112 25,911 2,825,603 595 —
Victory Small Cap Stock Fund,
Institutional Shares ...... 29,941 — — — 6,215 36,156 2,516,074 — —
Victory Sophus Emerging
Markets Fund, Class R6 ... 13,837 — (14,868) (624) 1,655 — — — —
Victory Target Managed
Allocation Fund ........ 166,940 — (58,324) 7,486 17,415 133,517 10,961,996 — —
Victory Trivalent International
Fund-Core Equity, Class R6 77,775 — (8,417) 1,987 13,337 84,682 7,981,342 — —
VictoryShares Corporate Bond
ETF ................. 37,237 — — — 1,118 38,355 1,759,335 798 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 49,989 — (12,678) 641 8,288 46,240 823,858 1,330 —
VictoryShares Free Cash Flow
ETF ................. 43,371 7,858 — — 6,486 57,715 1,526,057 384 —
VictoryShares Free Cash Flow
Growth ETF ........... 28,365 8,796 — — 8,237 45,398 1,556,473 5 —
VictoryShares Hedged Equity
Income ETF ........... 17,530 — — — 776 18,306 673,761 364 —
VictoryShares International
Free Cash Flow Growth ETF — 9,969 — — 107 10,076 364,000 — —
VictoryShares International
Value Momentum ETF ... 71,124 — (4,310) 500 9,485 76,799 1,252,800 2,204 —
VictoryShares International
Volatility Wtd ETF ...... 31,034 — (14,552) 3,787 (928) 19,341 373,183 619 —
VictoryShares Pioneer Asset-
Based Income ETF ...... — 21,080 — — (109) 20,971 840,000 314 —
VictoryShares Short-Term
Bond ETF ............ 64,758 — — — 410 65,168 1,279,554 1,496 —
VictoryShares Small Cap Free
Cash Flow ETF ......... 16,722 2,034 — — 4,074 22,830 799,883 107 —
VictoryShares US Small Mid
Cap Value Momentum ETF 30,604 2,170 — — 5,102 37,876 425,524 367 —

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
29
(Unaudited)
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
10/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
VictoryShares US Value
Momentum ETF ........ $ 43,206 $ 3,881 $ — $ — $ 6,325 $ 53,412 596,927 $ 418 $ —
VictoryShares WestEnd U.S.
Sector ETF ............ 66,057 5,889 — — 14,627 86,573 1,830,689 258 —
$ 1,560,626 $ 129,063 $ (155,076) $ 27,798 $ 177,322 $ 1,739,733 99,321,581 $ 16,370 $ —
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
10/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
Target 2050 Fund
Victory 500 Index Fund,
Reward Shares ......... $ 67,947 $ 12,437 $ — $ — $ 16,193 $ 96,577 1,128,502 $ 424 $ —
Victory Core Plus Intermediate
Bond Fund, Institutional
Shares ............... 37,418 892 — — 579 38,889 4,163,681 892 —
Victory Emerging Markets
Fund, Institutional Shares . 2,000 9,226 — — 1,307 12,533 464,193 — —
Victory Global Managed
Volatility Fund, Institutional
Shares ............... 125,008 — (19,553) 4,797 11,792 122,044 9,624,950 — —
Victory Government Securities
Fund, Institutional Shares . 40,861 804 — — 420 42,085 4,670,870 804 —
Victory Growth Fund,
Institutional Shares ...... 11,370 — (4,675) 3,630 (481) 9,844 214,982 — —
Victory High Income Fund,
Institutional Shares ...... 9,001 281 — — 282 9,564 1,368,174 281 —
Victory Income Stock Fund,
Institutional Shares ...... 20,717 249 — — 2,257 23,223 1,215,207 249 —
Victory Integrity Mid-Cap
Value Fund, Class R6 .... 19,220 — — — 2,459 21,679 894,364 — —
Victory Market Neutral Income
Fund, Class I .......... 7,426 2,732 — — (247) 9,911 1,159,201 232 —
Victory Nasdaq-100 Index
Fund, Class R6 ......... 38,230 7,396 — — 12,918 58,544 916,465 — —
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... 4,682 — — — 2,050 6,732 163,609 — —
Victory RS International Fund,
Class R6 ............. 82,257 — (2,007) 164 8,190 88,604 6,027,508 — —
Victory Short-Term Bond
Fund, Institutional Shares . 944 23 — — 4 971 105,871 22 —
Victory Small Cap Stock Fund,
Institutional Shares ...... 22,478 — — — 4,665 27,143 1,888,878 — —
Victory Sophus Emerging
Markets Fund, Class R6 ... 10,097 — (10,820) (920) 1,643 — — — —
Victory Target Managed
Allocation Fund ........ 122,971 — (44,684) 4,188 14,182 96,657 7,935,695 — —
Victory Trivalent International
Fund-Core Equity, Class R6 52,703 — (1,005) 146 10,538 62,382 5,879,514 — —
VictoryShares Corporate Bond
ETF ................. 12,884 — — — 387 13,271 608,750 276 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 35,296 — (9,281) 300 6,026 32,341 576,226 943 —
VictoryShares Free Cash Flow
ETF ................. 32,627 10,161 — — 5,133 47,921 1,267,090 304 —
VictoryShares Free Cash Flow
Growth ETF ........... 23,280 6,070 — — 6,667 36,017 1,234,836 4 —
VictoryShares International
Free Cash Flow Growth ETF — 7,984 — — 99 8,083 292,000 — —

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
30
(Unaudited)
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
10/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
VictoryShares International
Value Momentum ETF ... $ 53,420 $ — $ (3,730) $ 371 $ 7,090 $ 57,151 932,283 $ 1,647 $ —
VictoryShares International
Volatility Wtd ETF ...... 21,004 — (9,684) 2,285 (351) 13,254 255,741 421 —
VictoryShares Pioneer Asset-
Based Income ETF ...... — 10,037 — — (51) 9,986 400,000 151 —
VictoryShares Small Cap Free
Cash Flow ETF ......... 11,497 6,967 — — 2,710 21,174 741,847 76 —
VictoryShares US Multi-Factor
Minimum Volatility ETF .. 13,886 — — — 1,596 15,482 288,087 113 —
VictoryShares US Small Mid
Cap Value Momentum ETF 21,519 5,020 — — 3,602 30,141 338,624 276 —
VictoryShares US Value
Momentum ETF ........ 34,012 2,334 — — 4,998 41,344 462,053 329 —
VictoryShares WestEnd U.S.
Sector ETF ............ 49,315 6,798 — — 11,117 67,230 1,421,654 197 —
$ 984,070 $ 89,411 $ (105,439) $ 14,961 $ 137,774 $ 1,120,777 56,640,855 $ 7,641 $ —
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
10/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
Target 2060 Fund
Victory 500 Index Fund,
Reward Shares ......... $ 11,802 $ 2,074 $ — $ — $ 2,818 $ 16,694 195,066 $ 74 $ —
Victory Core Plus Intermediate
Bond Fund, Institutional
Shares ............... 3,497 593 — — 64 4,154 444,731 93 —
Victory Emerging Markets
Fund, Institutional Shares . 500 2,018 — — 197 2,715 100,571 — —
Victory Global Managed
Volatility Fund, Institutional
Shares ............... 19,253 — (5,506) 1,321 1,263 16,331 1,287,921 — —
Victory Government Securities
Fund, Institutional Shares . 5,890 116 — — 61 6,067 673,303 116 —
Victory Growth Fund,
Institutional Shares ...... 2,207 — (1,504) 705 (160) 1,248 27,243 — —
Victory Income Stock Fund,
Institutional Shares ...... 3,963 47 — — 432 4,442 232,467 48 —
Victory Integrity Mid-Cap
Value Fund, Class R6 .... 2,774 — — — 355 3,129 129,084 — —
Victory Market Neutral Income
Fund, Class I .......... — 504 — — (10) 494 57,823 5 —
Victory Nasdaq-100 Index
Fund, Class R6 ......... 5,771 1,500 — — 1,990 9,261 144,975 — —
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... 582 — — — 255 837 20,334 — —
Victory RS International Fund,
Class R6 ............. 12,512 — — — 1,286 13,798 938,668 — —
Victory Short-Term Bond
Fund, Institutional Shares . 1 —* — — —* 1 133 —* —
Victory Small Cap Stock Fund,
Institutional Shares ...... 3,021 — — — 627 3,648 253,894 — —
Victory Sophus Emerging
Markets Fund, Class R6 ... 541 — (583) 45 (3) — — — —
Victory Target Managed
Allocation Fund ........ 18,406 — (8,011) 554 2,159 13,108 1,076,200 — —
Victory Trivalent International
Fund-Core Equity, Class R6 7,770 — — — 1,598 9,368 882,910 — —
VictoryShares Corporate Bond
ETF ................. 1,719 — — — 51 1,770 81,206 37 —

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
31
(Unaudited)
* Rounds to less than $1 thousand.
9. Segment Reporting:
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
10. New Regulatory Pronouncement:
On December 14, 2023, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions.  The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes.  The ASU is effective for annual periods beginning after December 15, 2024.  Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Funds’ financial statements.
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
10/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
VictoryShares Emerging
Markets Value Momentum
ETF ................. $ 5,125 $ — $ (984) $ 44 $ 886 $ 5,071 90,347 $ 141 $ —
VictoryShares Free Cash Flow
ETF ................. 5,435 2,007 — — 818 8,260 218,406 48 —
VictoryShares Free Cash Flow
Growth ETF ........... 3,946 1,084 — — 1,154 6,184 212,019 1 —
VictoryShares International
Free Cash Flow Growth ETF — 2,951 — — 38 2,989 108,000 — —
VictoryShares International
Value Momentum ETF ... 7,937 — — — 1,147 9,084 148,180 253 —
VictoryShares International
Volatility Wtd ETF ...... 3,594 — (1,862) 427 (98) 2,061 39,768 70 —
VictoryShares Small Cap Free
Cash Flow ETF ......... 2,917 495 — — 708 4,120 144,334 19 —
VictoryShares US Multi-Factor
Minimum Volatility ETF .. 2,103 — — — 241 2,344 43,625 17 —
VictoryShares US Small Mid
Cap Value Momentum ETF 4,197 418 — — 719 5,334 59,930 51 —
VictoryShares US Value
Momentum ETF ........ 5,039 2,511 — — 742 8,292 92,671 50 —
VictoryShares WestEnd U.S.
Sector ETF ............ 8,176 1,438 — — 1,853 11,467 242,452 33 —
$ 148,678 $ 17,756 $ (18,450) $ 3,096 $ 21,191 $ 172,271 7,946,261 $ 1,056 $ —

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
88219-1225

October 31, 2025
Semi-Annual: Full Financials
Victory Aggressive Growth Fund
Victory Capital Growth Fund
Victory Global Managed Volatility Fund
Victory Growth & Income Fund
Victory Growth Fund
Victory Income Stock Fund
Victory Science & Technology Fund
Victory Small Cap Stock Fund
Victory Value Fund

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Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedules of Portfolio Investments (Form N-CSR Item 6)
Victory Aggressive Growth Fund
2
Victory Capital Growth Fund
5
Victory Global Managed Volatility Fund
20
Victory Growth & Income Fund
33
Victory Growth Fund
41
Victory Income Stock Fund
43
Victory Science & Technology Fund
46
Victory Small Cap Stock Fund
51
Victory Value Fund
60
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
64
Statements of Operations
67
Statements of Changes in Net Assets
70
Financial Highlights
76
Notes to Financial Statements (Form N-CSR Item 7) 94

Schedule of Portfolio Investments
October 31, 2025
Victory Portfolios III
Victory Aggressive Growth Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.8%)
Communication Services (15.0%):
Alphabet, Inc. , Class C ................................................... 567,280 $ 159,871
Meta Platforms, Inc. , Class A .............................................. 216,272 140,220
Netflix, Inc. (a) ......................................................... 80,453 90,015
Pinterest, Inc. , Class A (a) ................................................. 40,389 1,337
Reddit, Inc. , Class A (a) ................................................... 56,761 11,860
Spotify Technology SA (a) ................................................. 10,970 7,189
The Trade Desk, Inc. , Class A (a) ............................................ 207,338 10,425
420,917
Communications Equipment (2.5%):
Arista Networks, Inc. (a) .................................................. 262,381 41,375
Motorola Solutions, Inc. .................................................. 72,848 29,628
71,003
Consumer Discretionary (11.4%):
Airbnb, Inc. , Class A (a) .................................................. 6,072 768
Amazon.com, Inc. (a) .................................................... 445,979 108,917
Booking Holdings, Inc. ................................................... 686 3,483
Burlington Stores, Inc. (a) ................................................. 82,326 22,524
Chewy, Inc. , Class A (a) .................................................. 69,995 2,360
Chipotle Mexican Grill, Inc. (a) ............................................. 196,687 6,233
Deckers Outdoor Corp. (a) ................................................. 15,881 1,294
DoorDash, Inc. , Class A (a) ................................................ 26,691 6,790
DraftKings, Inc. (a) ...................................................... 106,714 3,264
Duolingo, Inc. (a) ....................................................... 14,807 4,007
Expedia Group, Inc. ..................................................... 25,752 5,666
Las Vegas Sands Corp. ................................................... 82,736 4,910
Lululemon Athletica, Inc. (a) ............................................... 11,324 1,931
On Holding AG , Class A (a) ................................................ 550,348 20,446
O'Reilly Automotive, Inc. (a) ............................................... 414,637 39,158
SharkNinja, Inc. (a) ...................................................... 38,780 3,316
Tesla, Inc. (a) .......................................................... 127,175 58,063
Ulta Beauty, Inc. (a) ..................................................... 31,045 16,140
Viking Holdings Ltd. (a) .................................................. 82,648 5,029
Wingstop, Inc. ......................................................... 25,352 5,492
319,791
Consumer Staples (0.8%):
BellRing Brands, Inc. (a) .................................................. 127,750 3,849
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 104,746 9,245
Keurig Dr. Pepper, Inc. ................................................... 203,845 5,536
Maplebear, Inc. (a) ...................................................... 85,559 3,154
21,784
Energy (0.3%):
Diamondback Energy, Inc. ................................................ 30,184 4,322
Texas Pacific Land Corp. ................................................. 4,818 4,545
8,867
Financials (4.8%):
Huntington Bancshares, Inc. ............................................... 735,808 11,361
LPL Financial Holdings, Inc. ............................................... 28,212 10,645
The Progressive Corp. ................................................... 23,602 4,862
Toast, Inc. , Class A (a) .................................................... 105,877 3,826
Tradeweb Markets, Inc. , Class A ............................................ 95,668 10,082
Visa, Inc. , Class A ...................................................... 274,375 93,491
134,267
Health Care (7.8%):
Alnylam Pharmaceuticals, Inc. (a) ........................................... 19,999 9,120
Argenx SE , ADR (a) ..................................................... 12,914 10,570
Corcept Therapeutics, Inc. (a) .............................................. 77,890 5,723
Dexcom, Inc. (a) ........................................................ 113,483 6,607
Doximity, Inc. , Class A (a) ................................................. 107,095 7,068

Victory Portfolios III
Victory Aggressive Growth Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Eli Lilly & Co. ......................................................... 48,811 $ 42,117
Exelixis, Inc. (a) ........................................................ 174,049 6,731
Halozyme Therapeutics, Inc. (a) ............................................. 81,037 5,283
Incyte Corp. (a) ......................................................... 88,417 8,265
Insmed, Inc. (a) ......................................................... 87,240 16,541
Intuitive Surgical, Inc. (a) ................................................. 76,360 40,798
McKesson Corp. ....................................................... 35,823 29,065
Medpace Holdings, Inc. (a) ................................................ 11,296 6,607
Natera, Inc. (a) ......................................................... 68,840 13,694
Neurocrine Biosciences, Inc. (a) ............................................. 41,248 5,907
Veeva Systems, Inc. , Class A (a) ............................................. 10,467 3,048
217,144
Industrials (9.0%):
Armstrong World Industries, Inc. ............................................ 12,814 2,440
Builders FirstSource, Inc. (a) ............................................... 41,415 4,811
BWX Technologies, Inc. .................................................. 40,852 8,726
Clean Harbors, Inc. (a) ................................................... 42,240 8,892
GE Vernova, Inc. ....................................................... 13,905 8,136
HEICO Corp. , Class A ................................................... 49,382 12,233
Howmet Aerospace, Inc. .................................................. 54,915 11,310
Lyft, Inc. , Class A (a) .................................................... 284,403 5,819
Paycom Software, Inc. ................................................... 15,649 2,928
Paylocity Holding Corp. (a) ................................................ 18,950 2,677
Quanta Services, Inc. .................................................... 139,944 62,853
Rollins, Inc. ........................................................... 48,329 2,784
Trane Technologies PLC .................................................. 70,274 31,529
Uber Technologies, Inc. (a) ................................................ 547,660 52,849
Vertiv Holdings Co. , Class A ............................................... 158,286 30,527
W.W. Grainger, Inc. ..................................................... 3,980 3,897
252,411
IT Services (1.3%):
Gartner, Inc. (a) ........................................................ 11,951 2,968
GoDaddy, Inc. , Class A (a) ................................................. 11,989 1,596
Snowflake, Inc. (a) ...................................................... 115,029 31,619
36,183
Materials (0.1%):
Royal Gold, Inc. ........................................................ 21,179 3,702
Semiconductors & Semiconductor Equipment (22.7%):
Astera Labs, Inc. (a) ..................................................... 38,502 7,187
Broadcom, Inc. ........................................................ 443,123 163,791
KLA Corp. ........................................................... 2,386 2,884
Lam Research Corp. ..................................................... 132,762 20,905
Lattice Semiconductor Corp. (a) ............................................. 77,270 5,638
Monolithic Power Systems, Inc. ............................................ 20,733 20,837
NVIDIA Corp. ......................................................... 1,994,951 403,958
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ............................. 37,668 11,317
636,517
Software (18.7%):
Adobe, Inc. (a) ......................................................... 55,071 18,741
AppLovin Corp. , Class A (a) ............................................... 53,381 34,021
Atlassian Corp. , Class A (a) ................................................ 9,669 1,638
Autodesk, Inc. (a) ....................................................... 27,818 8,383
Cadence Design Systems, Inc. (a) ............................................ 97,763 33,111
Corpay, Inc. (a) ......................................................... 10,725 2,792
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 12,508 6,792
CyberArk Software Ltd. (a) ................................................ 18,332 9,547
Datadog, Inc. , Class A (a) ................................................. 14,648 2,385
Docusign, Inc. (a) ....................................................... 31,612 2,312
Elastic NV (a) .......................................................... 27,381 2,443
Fair Isaac Corp. (a) ...................................................... 2,215 3,676
HubSpot, Inc. (a) ....................................................... 647 318

Victory Portfolios III
Victory Aggressive Growth Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Intuit, Inc. ............................................................ 17,775 $ 11,866
Manhattan Associates, Inc. (a) .............................................. 14,380 2,618
Microsoft Corp. ........................................................ 367,463 190,276
Nutanix, Inc. , Class A (a) .................................................. 24,521 1,747
Oracle Corp. .......................................................... 101,741 26,718
Palantir Technologies, Inc. , Class A (a) ........................................ 165,100 33,098
Palo Alto Networks, Inc. (a) ................................................ 238,517 52,531
ServiceNow, Inc. (a) ..................................................... 71,302 65,547
Synopsys, Inc. (a) ....................................................... 23,744 10,775
Zscaler, Inc. (a) ......................................................... 8,860 2,934
524,269
Technology Hardware, Storage & Peripherals (5.4%):
Apple, Inc. ........................................................... 544,487 147,213
Pure Storage, Inc. , Class A (a) .............................................. 28,205 2,784
149,997
Total Common Stocks (Cost $1,066,066)
a
a
a
2,796,852
Total Investments (Cost $1,066,066) — 99.8% 2,796,852
Other assets in excess of liabilities —  0.2% 5,998
NET ASSETS - 100.00% $ 2,802,850
(a) Non-income producing security.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Schedule of Portfolio Investments
October 31, 2025
Victory Portfolios III
Victory Capital Growth Fund
5
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (97.9%)
Australia (1.9%):
Consumer Discretionary (0.3%):
Aristocrat Leisure Ltd. ................................................... 67,419 $ 2,789
Financials (0.5%):
ANZ Group Holdings Ltd. ................................................ 69,513 1,664
Macquarie Group Ltd. ................................................... 18,540 2,644
QBE Insurance Group Ltd. ................................................ 44,792 581
4,889
Health Care (0.1%):
CSL Ltd. ............................................................. 5,632 656
Industrials (0.1%):
Brambles Ltd. ......................................................... 48,587 789
Qantas Airways Ltd. ..................................................... 118,763 791
1,580
Materials (0.5%):
BHP Group Ltd. ........................................................ 109,604 3,123
Northern Star Resources Ltd. .............................................. 67,983 1,096
Rio Tinto Ltd. ......................................................... 11,279 979
5,198
Real Estate (0.4%):
Charter Hall Group ...................................................... 45,597 670
Goodman Group ....................................................... 27,966 603
Scentre Group ......................................................... 1,161,186 3,092
4,365
19,477
Austria (0.4%):
Financials (0.4%):
BAWAG Group AG (a) ................................................... 32,088 4,146
Belgium (0.4%):
Consumer Staples (0.2%):
Anheuser-Busch InBev SA ................................................ 26,581 1,621
Information Technology (0.1%):
Melexis NV (b) ......................................................... 14,694 1,057
Materials (0.1%):
Solvay SA , Class A ..................................................... 31,906 979
Titan SA ............................................................. 12,654 567
1,546
4,224
Bermuda (0.3%):
Financials (0.3%):
Everest Group Ltd. ...................................................... 8,093 2,545
Brazil (0.3%):
Consumer Discretionary (0.1%):
Cyrela Brazil Realty SA Empreendimentos e Participacoes ......................... 50,700 287
Vivara Participacoes SA .................................................. 68,400 397
684
Consumer Staples (0.1%):
M Dias Branco SA ...................................................... 43,300 236
Tres Tentos Agroindustrial SA .............................................. 80,958 241
477
Energy (0.0%):(c)
Brava Energia (d) ....................................................... 72,191 198
PRIO SA (d) ........................................................... 28,600 192
390

Victory Portfolios III
Victory Capital Growth Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Financials (0.0%):(c)
Banco do Estado do Rio Grande do Sul SA , Preference Shares ....................... 93,800 $ 240
Pagseguro Digital Ltd. , Class A ............................................. 20,905 200
440
Industrials (0.0%):(c)
Marcopolo SA , Preference Shares ........................................... 295,340 433
Utilities (0.1%):
Equatorial Energia SA ................................................... 36,300 247
Neoenergia SA ......................................................... 53,200 289
536
2,960
Canada (2.1%):
Consumer Discretionary (0.1%):
Lululemon Athletica, Inc. (d) ............................................... 7,792 1,329
Consumer Staples (0.2%):
George Weston Ltd. ..................................................... 35,808 2,177
Energy (0.1%):
Parex Resources, Inc. .................................................... 98,390 1,259
Financials (0.7%):
Manulife Financial Corp. ................................................. 125,460 4,061
National Bank of Canada ................................................. 25,372 2,835
6,896
Industrials (0.2%):
Bombardier, Inc. , Class B (d) ............................................... 16,899 2,361
Information Technology (0.3%):
Constellation Software, Inc. ............................................... 1,090 2,869
Materials (0.5%):
Agnico Eagle Mines Ltd. ................................................. 23,960 3,854
Stella-Jones, Inc. ....................................................... 16,909 960
4,814
21,705
Chile (0.1%):
Consumer Staples (0.1%):
Cencosud SA .......................................................... 131,925 409
Real Estate (0.0%):(c)
Parque Arauco SA ...................................................... 90,767 253
662
China (0.5%):
Communication Services (0.2%):
Tencent Holdings Ltd. ................................................... 29,100 2,364
Consumer Discretionary (0.1%):
361 Degrees International Ltd. ............................................. 428,000 324
TravelSky Technology Ltd. , Class H ......................................... 184,000 242
566
Financials (0.0%):(c)
FinVolution Group , ADR ................................................. 23,544 144
Health Care (0.1%):
3SBio, Inc. (a) ......................................................... 93,500 372
Shanghai Conant Optical Co. Ltd. , Class H .................................... 89,500 519
Zylox-Tonbridge Medical Technology Co. Ltd. , Class H (a) ......................... 79,000 240
1,131
Industrials (0.1%):
ANE Cayman, Inc. ...................................................... 360,500 532
China Communications Services Corp. Ltd. , Class H .............................. 386,000 232
764

Victory Portfolios III
Victory Capital Growth Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Information Technology (0.0%):(c)
GDS Holdings Ltd. , Class A (d) ............................................. 86,300 $ 384
5,353
Denmark (0.4%):
Consumer Discretionary (0.2%):
Pandora A/S .......................................................... 13,257 1,774
Health Care (0.2%):
Genmab A/S (d) ........................................................ 2,712 774
Novo Nordisk A/S , Class B ................................................ 37,410 1,842
2,616
4,390
Finland (0.3%):
Financials (0.2%):
Nordea Bank Abp ....................................................... 150,640 2,577
Industrials (0.1%):
Konecranes Oyj ........................................................ 6,428 634
3,211
France (3.0%):
Communication Services (0.2%):
Orange SA ............................................................ 59,370 950
Publicis Groupe SA ..................................................... 8,207 822
1,772
Consumer Discretionary (0.2%):
LVMH Moet Hennessy Louis Vuitton SE ...................................... 2,446 1,729
Consumer Staples (0.3%):
L'Oreal SA ........................................................... 7,541 3,147
Energy (0.3%):
Gaztransport Et Technigaz SA .............................................. 11,054 2,189
Technip Energies NV .................................................... 20,519 833
3,022
Financials (0.2%):
AXA SA ............................................................. 26,906 1,167
BNP Paribas SA ........................................................ 11,856 918
2,085
Health Care (0.1%):
BioMerieux ........................................................... 5,839 752
Ipsen SA ............................................................. 4,414 620
1,372
Industrials (1.3%):
Cie de Saint-Gobain SA .................................................. 6,134 595
Eiffage SA ............................................................ 16,332 2,009
Rexel SA ............................................................. 82,455 2,859
Safran SA ............................................................ 15,428 5,481
Schneider Electric SE .................................................... 6,521 1,858
SPIE SA ............................................................. 12,866 655
13,457
Information Technology (0.2%):
Capgemini SE ......................................................... 12,696 1,953
Materials (0.1%):
Arkema SA ........................................................... 11,061 657
Real Estate (0.0%):(c)
Klepierre SA .......................................................... 14,459 552
Utilities (0.1%):
Engie SA ............................................................. 31,848 745

Victory Portfolios III
Victory Capital Growth Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Veolia Environnement SA ................................................. 22,564 $ 746
1,491
31,237
Germany (2.6%):
Communication Services (0.1%):
CTS Eventim AG & Co. KGaA (b) ........................................... 8,640 774
Consumer Discretionary (0.1%):
Volkswagen AG , Preference Shares .......................................... 10,487 1,092
Consumer Staples (0.1%):
Henkel AG & Co. KGaA , Preference Shares .................................... 11,637 943
Financials (0.7%):
Allianz SE , Registered Shares .............................................. 14,857 5,969
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Registered Shares ....... 1,924 1,190
7,159
Health Care (0.0%):(c)
Fresenius Medical Care AG ............................................... 10,055 540
Industrials (0.6%):
GEA Group AG ........................................................ 8,277 592
Siemens AG , Registered Shares ............................................. 17,455 4,946
Siemens Energy AG (d) ................................................... 7,897 984
6,522
Information Technology (0.6%):
SAP SE .............................................................. 23,174 6,026
Utilities (0.4%):
E.ON SE ............................................................. 45,096 839
RWE AG ............................................................. 57,402 2,825
3,664
26,720
Greece (0.1%):
Consumer Discretionary (0.1%):
JUMBO SA ........................................................... 6,418 204
OPAP SA ............................................................. 12,100 250
454
Hong Kong (0.9%):
Communication Services (0.1%):
NetEase Cloud Music, Inc. (a) (d) ............................................ 13,900 432
Consumer Discretionary (0.1%):
Galaxy Entertainment Group Ltd. ........................................... 124,000 618
Energy (0.0%):(c)
CGN Mining Co. Ltd. .................................................... 770,000 387
Financials (0.4%):
AIA Group Ltd. ........................................................ 262,000 2,549
BOC Hong Kong Holdings Ltd. ............................................ 199,000 978
Hong Kong Exchanges & Clearing Ltd. ....................................... 13,000 709
4,236
Health Care (0.0%):(c)
China Medical System Holdings Ltd. ......................................... 165,000 285
Real Estate (0.3%):
China Jinmao Holdings Group Ltd. .......................................... 956,000 165
CK Asset Holdings Ltd. .................................................. 657,500 3,253
3,418
Utilities (0.0%):(c)
China Water Affairs Group Ltd. ............................................. 292,000 235
9,611

Victory Portfolios III
Victory Capital Growth Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Hungary (0.0%):(c)
Communication Services (0.0%):(c)
Magyar Telekom Telecommunications PLC .................................... 81,636 $ 428
India (1.1%):
Communication Services (0.0%):(c)
Just Dial Ltd. (d) ........................................................ 19,623 171
Consumer Discretionary (0.2%):
ASK Automotive Ltd. .................................................... 76,409 416
Cartrade Tech Ltd. (d) .................................................... 18,078 614
Ceat Ltd. ............................................................. 5,696 259
Leela Palaces Hotels & Resorts Ltd. (d) ....................................... 23,274 114
Whirlpool of India Ltd. ................................................... 13,725 216
1,619
Consumer Staples (0.0%):(c)
Allied Blenders & Distillers Ltd. ............................................ 41,114 306
Energy (0.0%):(c)
Mangalore Refinery & Petrochemicals Ltd. (d) .................................. 136,732 256
Financials (0.2%):
Angel One Ltd. ........................................................ 6,968 196
City Union Bank Ltd. .................................................... 104,924 270
LIC Housing Finance Ltd. ................................................. 39,226 252
Nippon Life India Asset Management Ltd. (a) ................................... 57,290 564
Nuvama Wealth Management Ltd. ........................................... 3,167 253
The Karur Vysya Bank Ltd. ................................................ 170,294 467
2,002
Health Care (0.1%):
Fortis Healthcare Ltd. .................................................... 25,756 297
Jubilant Pharmova Ltd. ................................................... 18,466 229
Onesource Specialty Pharma Ltd. (d) ......................................... 11,551 241
Strides Pharma Science Ltd. ............................................... 25,615 269
1,036
Industrials (0.3%):
eClerx Services Ltd. ..................................................... 5,382 286
GE Vernova T&D India Ltd. ............................................... 11,987 410
J Kumar Infraprojects Ltd. ................................................ 53,048 393
Kajaria Ceramics Ltd. .................................................... 20,944 285
Kalpataru Projects International Ltd. ......................................... 21,000 297
Sagility Ltd. (d) ........................................................ 785,058 464
Transport Corp. of India Ltd. ............................................... 18,299 247
VRL Logistics Ltd. ...................................................... 97,276 306
2,688
Information Technology (0.1%):
Coforge Ltd. .......................................................... 14,774 296
Zensar Technologies Ltd. ................................................. 29,408 264
560
Materials (0.2%):
Dhanuka Agritech Ltd. ................................................... 19,597 303
MOIL Ltd. ............................................................ 101,170 417
National Aluminium Co. Ltd. .............................................. 183,793 484
Welspun Corp. Ltd. ..................................................... 41,620 453
1,657
Real Estate (0.0%):(c)
Oberoi Realty Ltd. ...................................................... 12,190 244
Sunteck Realty Ltd. ..................................................... 47,693 238
482
Utilities (0.0%):(c)
Mahanagar Gas Ltd. ..................................................... 16,974 244

Victory Portfolios III
Victory Capital Growth Fund
10
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
VA Tech Wabag Ltd. ..................................................... 15,944 $ 253
497
11,274
Indonesia (0.2%):
Consumer Staples (0.1%):
PT Japfa Comfeed Indonesia Tbk ........................................... 2,937,600 443
Health Care (0.0%):(c)
PT Kalbe Farma Tbk .................................................... 2,975,100 228
Materials (0.1%):
Aneka Tambang Tbk .................................................... 2,380,700 443
Real Estate (0.0%):(c)
PT Ciputra Development Tbk .............................................. 4,768,400 254
Utilities (0.0%):(c)
PT Perusahaan Gas Negara Tbk ............................................. 2,240,600 234
1,602
Ireland (0.6%):
Financials (0.1%):
Bank of Ireland Group PLC ............................................... 46,544 762
Industrials (0.1%):
AerCap Holdings NV .................................................... 9,482 1,235
Materials (0.4%):
CRH PLC ............................................................ 32,461 3,866
James Hardie Industries PLC (d) ............................................ 39,022 822
4,688
6,685
Italy (0.7%):
Consumer Discretionary (0.1%):
Ferrari NV ............................................................ 1,598 640
PRADA SpA .......................................................... 154,900 914
1,554
Financials (0.2%):
Banca Mediolanum SpA .................................................. 34,789 699
Banco BPM SpA ....................................................... 82,069 1,196
1,895
Information Technology (0.0%):(c)
Reply SpA ............................................................ 3,743 525
Utilities (0.4%):
Enel SpA ............................................................. 362,960 3,671
7,645
Japan (7.0%):
Communication Services (0.6%):
Capcom Co. Ltd. ....................................................... 73,300 1,914
Kakaku.com, Inc. ....................................................... 123,800 2,201
Konami Group Corp. .................................................... 10,200 1,699
5,814
Consumer Discretionary (1.2%):
Asics Corp. ........................................................... 34,200 871
Sanrio Co. Ltd. ........................................................ 23,300 1,078
Sony Group Corp. ...................................................... 66,300 1,847
Sumitomo Electric Industries Ltd. ........................................... 39,000 1,422
Suzuki Motor Corp. ..................................................... 48,900 730
Toyota Motor Corp. ..................................................... 301,600 6,150
12,098
Consumer Staples (0.3%):
Asahi Group Holdings Ltd. ................................................ 47,600 513
MatsukiyoCocokara & Co. ................................................ 42,300 767

Victory Portfolios III
Victory Capital Growth Fund
11
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Toyo Suisan Kaisha Ltd. .................................................. 25,200 $ 1,827
3,107
Financials (1.1%):
Mizuho Financial Group, Inc. .............................................. 153,420 5,140
ORIX Corp. ........................................................... 27,400 670
Sumitomo Mitsui Financial Group, Inc. ....................................... 70,100 1,898
Tokio Marine Holdings, Inc. ............................................... 110,900 4,136
11,844
Health Care (0.6%):
Hoya Corp. ........................................................... 20,800 3,379
Otsuka Holdings Co. Ltd. ................................................. 17,800 969
Shionogi & Co. Ltd. ..................................................... 147,100 2,467
6,815
Industrials (1.9%):
Central Japan Railway Co. ................................................ 35,800 877
Fuji Electric Co. Ltd. .................................................... 45,900 3,279
Fujikura Ltd. .......................................................... 15,000 2,043
ITOCHU Corp. ........................................................ 27,300 1,581
Komatsu Ltd. .......................................................... 22,600 756
MISUMI Group, Inc. .................................................... 76,400 1,191
Mitsubishi Heavy Industries Ltd. ............................................ 171,500 5,178
Nippon Yusen KK (b) .................................................... 30,200 1,043
Obayashi Corp. ........................................................ 42,600 721
Recruit Holdings Co. Ltd. ................................................. 10,400 516
Sanwa Holdings Corp. ................................................... 96,400 2,629
19,814
Information Technology (1.2%):
Disco Corp. ........................................................... 9,600 3,188
Fujitsu Ltd. ........................................................... 121,100 3,156
Ibiden Co. Ltd. ......................................................... 16,800 1,581
NEC Corp. ........................................................... 67,300 2,445
SCREEN Holdings Co. Ltd. ............................................... 9,900 939
Yokogawa Electric Corp. ................................................. 29,800 892
12,201
Materials (0.0%):(c)
Asahi Kasei Corp. ...................................................... 74,900 574
Real Estate (0.1%):
Daiwa House Industry Co. Ltd. ............................................. 18,000 611
72,878
Luxembourg (0.1%):
Materials (0.1%):
ArcelorMittal SA ....................................................... 18,425 703
Malaysia (0.1%):
Industrials (0.0%):(c)
Zetrix Ai Bhd .......................................................... 1,420,300 286
Materials (0.1%):
Malayan Cement Bhd .................................................... 321,300 527
Real Estate (0.0%):(c)
Eco World Development Group Bhd ......................................... 618,100 304
Matrix Concepts Holdings Bhd ............................................. 628,100 206
510
1,323
Mexico (0.1%):
Energy (0.0%):(c)
Vista Energy SAB de CV , ADR (d) ........................................... 5,935 288
Financials (0.0%):(c)
Gentera SAB de CV ..................................................... 140,031 333

Victory Portfolios III
Victory Capital Growth Fund
12
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Health Care (0.0%):(c)
Genomma Lab Internacional SAB de CV , Class B (b) ............................. 166,799 $ 163
Materials (0.1%):
GCC SAB de CV ....................................................... 43,827 421
Real Estate (0.0%):(c)
Concentradora Fibra Danhos SA de CV ....................................... 17,244 27
FIBRA Macquarie Mexico (a) .............................................. 93,898 152
179
1,384
Netherlands (2.1%):
Communication Services (0.3%):
Koninklijke KPN NV .................................................... 802,155 3,712
Consumer Discretionary (0.1%):
Prosus NV (d) .......................................................... 23,028 1,591
Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV ............................................ 21,049 861
Financials (0.6%):
Euronext NV (a) ........................................................ 7,403 1,058
ING Groep NV ........................................................ 178,054 4,445
NN Group NV ......................................................... 10,841 742
6,245
Health Care (0.1%):
Argenx SE (d) .......................................................... 1,161 950
Industrials (0.2%):
Wolters Kluwer NV ..................................................... 13,379 1,640
Information Technology (0.7%):
ASM International NV ................................................... 2,869 1,861
ASML Holding NV ..................................................... 4,998 5,284
7,145
22,144
New Zealand (0.2%):
Health Care (0.2%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 81,781 1,733
Norway (0.4%):
Energy (0.1%):
Aker BP ASA ......................................................... 40,389 1,047
Equinor ASA .......................................................... 16,512 396
1,443
Industrials (0.2%):
Kongsberg Gruppen ASA ................................................. 70,231 1,791
Materials (0.1%):
Norsk Hydro ASA ...................................................... 200,937 1,359
4,593
Philippines (0.0%):(c)
Financials (0.0%):(c)
Security Bank Corp. ..................................................... 161,740 191
Utilities (0.0%):(c)
Manila Water Co., Inc. ................................................... 379,400 224
415
Poland (0.0%):(c)
Financials (0.0%):(c)
Alior Bank SA ......................................................... 7,092 198
Portugal (0.1%):
Energy (0.1%):
Galp Energia SGPS SA ................................................... 39,164 787

Victory Portfolios III
Victory Capital Growth Fund
13
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Russian Federation (0.0%):
Consumer Discretionary (0.0%):
Detsky Mir PJSC (d) (e) (f) ................................................. 214,920 $ —
Financials (0.0%):
Bank St Petersburg PJSC (d) (e) (f) ........................................... 372,110 —
—
Saudi Arabia (0.1%):
Consumer Discretionary (0.0%):(c)
United Electronics Co. ................................................... 9,329 221
Industrials (0.1%):
Riyadh Cables Group Co. ................................................. 9,415 355
Real Estate (0.0%):(c)
Arabian Centres Co. (a) ................................................... 38,289 224
800
Singapore (0.5%):
Communication Services (0.1%):
Sea Ltd. , ADR (d) ....................................................... 6,707 1,048
Financials (0.3%):
DBS Group Holdings Ltd. ................................................. 28,900 1,197
Singapore Exchange Ltd. ................................................. 151,400 1,965
3,162
Industrials (0.1%):
Singapore Technologies Engineering Ltd. ...................................... 122,100 795
5,005
South Africa (0.1%):
Energy (0.0%):(c)
Exxaro Resources Ltd. ................................................... 23,012 235
Financials (0.0%):(c)
Santam Ltd. ........................................................... 11,443 273
Materials (0.1%):
Pan African Resources PLC ............................................... 680,805 754
1,262
South Korea (0.7%):
Communication Services (0.0%):(c)
Netmarble Corp. (a) ..................................................... 5,297 201
Consumer Discretionary (0.0%):(c)
Silicon2 Co. Ltd. (d) ..................................................... 5,978 189
Consumer Staples (0.0%):(c)
Kolmar Korea Co. Ltd. ................................................... 4,005 216
Financials (0.1%):
DB Insurance Co. Ltd. ................................................... 2,389 212
JB Financial Group Co. Ltd. ............................................... 21,721 342
KIWOOM Securities Co. Ltd. .............................................. 2,752 572
1,126
Health Care (0.1%):
Classys, Inc. .......................................................... 7,872 272
Hugel, Inc. (d) ......................................................... 948 174
PharmaResearch Co. Ltd. ................................................. 945 358
804
Industrials (0.3%):
HD Hyundai Electric Co. Ltd. .............................................. 630 383
Hyosung Heavy Industries Corp. ............................................ 676 1,008
Hyundai Glovis Co. Ltd. .................................................. 2,434 322
Hyundai Rotem Co. Ltd. .................................................. 3,849 622
Samsung E&A Co. Ltd. .................................................. 14,130 257

Victory Portfolios III
Victory Capital Growth Fund
14
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Sanil Electric Co. Ltd. ................................................... 3,840 $ 420
3,012
Information Technology (0.1%):
Douzone Bizon Co. Ltd. .................................................. 5,964 373
IsuPetasys Co. Ltd. ...................................................... 6,812 540
LEENO Industrial, Inc. ................................................... 6,491 261
PSK, Inc. ............................................................. 8,225 217
1,391
Materials (0.1%):
Hyosung TNC Corp. ..................................................... 1,033 150
OCI Holdings Co. Ltd. ................................................... 1,922 154
Poongsan Corp. ........................................................ 5,534 426
730
7,669
Spain (1.3%):
Energy (0.1%):
Repsol SA ............................................................ 48,188 884
Financials (0.8%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 272,037 5,480
Banco Santander SA ..................................................... 248,814 2,535
Bankinter SA .......................................................... 62,047 935
8,950
Industrials (0.3%):
Aena SME SA (a) ....................................................... 104,496 2,838
Utilities (0.1%):
Iberdrola SA .......................................................... 57,813 1,171
13,843
Sweden (0.7%):
Communication Services (0.1%):
Tele2 AB , B Shares ..................................................... 59,701 949
Consumer Staples (0.1%):
Essity AB , Class B ...................................................... 59,554 1,636
Financials (0.1%):
Swedbank AB , Class A ................................................... 24,766 752
Industrials (0.3%):
Atlas Copco AB , Class B ................................................. 217,031 3,248
Materials (0.1%):
Boliden AB (d) ......................................................... 15,739 706
7,291
Switzerland (3.3%):
Consumer Staples (0.7%):
Coca-Cola HBC AG ..................................................... 91,722 4,161
Nestle SA , Registered Shares .............................................. 33,816 3,232
7,393
Financials (0.5%):
Partners Group Holding AG ............................................... 515 631
UBS Group AG ........................................................ 84,320 3,227
Zurich Insurance Group AG ............................................... 2,077 1,445
5,303
Health Care (1.5%):
Amrize Ltd. (d) ......................................................... 15,458 800
Novartis AG , Registered Shares ............................................. 60,948 7,545
Roche Holding AG ...................................................... 19,237 6,232
Sandoz Group AG ...................................................... 12,569 838
15,415

Victory Portfolios III
Victory Capital Growth Fund
15
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Industrials (0.2%):
ABB Ltd. , Registered Shares ............................................... 26,092 $ 1,940
Information Technology (0.3%):
Logitech International SA , Registered Shares ................................... 20,039 2,410
Materials (0.1%):
Holcim AG (d) ......................................................... 14,479 1,287
33,748
Taiwan (1.1%):
Consumer Discretionary (0.1%):
Lion Travel Service Co. Ltd. ............................................... 48,000 245
Minth Group Ltd. ....................................................... 108,000 479
Tong Yang Industry Co. Ltd. ............................................... 157,000 493
1,217
Consumer Staples (0.0%):(c)
Charoen Pokphand Enterprise .............................................. 52,000 231
Health Care (0.1%):
Bora Pharmaceuticals Co. Ltd. ............................................. 12,197 246
Lotus Pharmaceutical Co. Ltd. ............................................. 28,000 269
515
Industrials (0.2%):
Bizlink Holding, Inc. .................................................... 26,266 1,181
China Airlines Ltd. ...................................................... 296,000 192
Sunonwealth Electric Machine Industry Co. Ltd. ................................. 124,000 605
1,978
Information Technology (0.7%):
Arcadyan Technology Corp. (d) ............................................. 29,000 190
ASMedia Technology, Inc. ................................................ 4,000 187
Chenbro Micom Co. Ltd. ................................................. 31,000 926
Chroma ATE, Inc. ...................................................... 29,000 768
Elite Material Co. Ltd. ................................................... 10,000 439
Ennoconn Corp. ........................................................ 20,000 190
Genius Electronic Optical Co. Ltd. .......................................... 18,000 245
Getac Holdings Corp. .................................................... 65,000 291
Gold Circuit Electronics Ltd. ............................................... 31,400 472
King Slide Works Co. Ltd. ................................................ 2,000 265
King Yuan Electronics Co. Ltd. ............................................. 163,000 1,143
MPI Corp. ............................................................ 10,000 678
Nanya Technology Corp. (d) ............................................... 90,000 384
Phison Electronics Corp. .................................................. 15,000 517
Taiwan Union Technology Corp. ............................................ 29,000 362
Tripod Technology Corp. ................................................. 50,000 553
7,610
Materials (0.0%):(c)
Nan Pao Resins Chemical Co. Ltd. .......................................... 22,000 262
11,813
Thailand (0.1%):
Consumer Discretionary (0.1%):
Com7 PCL, NVDR ..................................................... 519,100 401
Health Care (0.0%):(c)
Bumrungrad Hospital PCL, NVDR .......................................... 55,500 295
Utilities (0.0%):(c)
Gunkul Engineering PCL, NVDR ........................................... 3,980,500 253
949
United Arab Emirates (0.1%):
Industrials (0.1%):
Air Arabia PJSC ........................................................ 476,222 505

Victory Portfolios III
Victory Capital Growth Fund
16
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
United Kingdom (5.3%):
Communication Services (0.2%):
Auto Trader Group PLC (a) ................................................ 148,799 $ 1,526
Informa PLC .......................................................... 61,689 786
2,312
Consumer Discretionary (0.5%):
Birkenstock Holding PLC (d) ............................................... 14,956 597
Next PLC ............................................................ 24,503 4,603
Pepco Group NV ....................................................... 40,922 308
5,508
Consumer Staples (0.7%):
Imperial Brands PLC .................................................... 100,218 3,982
Unilever PLC ......................................................... 52,459 3,147
7,129
Energy (1.1%):
BP PLC .............................................................. 332,138 1,946
Harbour Energy PLC .................................................... 210,952 624
Shell PLC ............................................................ 156,449 5,864
TechnipFMC PLC ...................................................... 71,624 2,962
11,396
Financials (1.3%):
3i Group PLC ......................................................... 26,719 1,546
Barclays PLC ......................................................... 1,088,158 5,836
HSBC Holdings PLC .................................................... 282,723 3,957
Standard Chartered PLC .................................................. 108,862 2,234
13,573
Health Care (0.3%):
AstraZeneca PLC ....................................................... 13,670 2,255
Hikma Pharmaceuticals PLC ............................................... 25,694 621
2,876
Industrials (0.4%):
Howden Joinery Group PLC ............................................... 105,016 1,193
International Consolidated Airlines Group SA ................................... 119,177 655
RELX PLC ........................................................... 11,682 516
Rolls-Royce Holdings PLC ................................................ 130,330 2,005
4,369
Information Technology (0.0%):(c)
Softcat PLC ........................................................... 23,611 498
Materials (0.4%):
Rio Tinto PLC ......................................................... 54,133 3,902
Real Estate (0.1%):
LondonMetric Property PLC ............................................... 225,013 563
Utilities (0.3%):
Centrica PLC .......................................................... 652,137 1,537
Drax Group PLC ....................................................... 80,492 763
National Grid PLC ...................................................... 43,656 654
2,954
55,080
United States (58.6%):
Communication Services (7.4%):
Alphabet, Inc. , Class C ................................................... 76,437 21,541
Alphabet, Inc. , Class A ................................................... 117,179 32,950
Comcast Corp. , Class A .................................................. 88,756 2,471
Meta Platforms, Inc. , Class A .............................................. 5,382 3,489
Netflix, Inc. (d) ......................................................... 6,454 7,221
T-Mobile US, Inc. ...................................................... 11,530 2,422

Victory Portfolios III
Victory Capital Growth Fund
17
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Verizon Communications, Inc. .............................................. 183,039 $ 7,274
77,368
Consumer Discretionary (4.2%):
Amazon.com, Inc. (d) .................................................... 32,228 7,871
Booking Holdings, Inc. ................................................... 894 4,540
Deckers Outdoor Corp. (d) ................................................. 17,364 1,415
DoorDash, Inc. , Class A (d) ................................................ 10,280 2,615
Expedia Group, Inc. ..................................................... 18,977 4,175
General Motors Co. ..................................................... 119,285 8,241
Lowe's Cos., Inc. ....................................................... 11,665 2,778
NVR, Inc. (d) .......................................................... 37 267
PulteGroup, Inc. ........................................................ 19,013 2,279
Ralph Lauren Corp. ..................................................... 10,496 3,355
Tapestry, Inc. .......................................................... 25,997 2,855
Toll Brothers, Inc. ...................................................... 22,737 3,068
43,459
Consumer Staples (3.0%):
Altria Group, Inc. ....................................................... 18,685 1,053
Coca-Cola Consolidated, Inc. .............................................. 13,270 1,730
Costco Wholesale Corp. .................................................. 5,360 4,885
Ingredion, Inc. ......................................................... 8,059 930
Kimberly-Clark Corp. .................................................... 22,427 2,685
Philip Morris International, Inc. ............................................. 35,476 5,120
Sysco Corp. ........................................................... 31,152 2,314
The Kroger Co. ........................................................ 47,863 3,046
U.S. Foods Holding Corp. (d) ............................................... 29,590 2,149
Walmart, Inc. .......................................................... 69,324 7,014
30,926
Energy (1.2%):
Chevron Corp. ......................................................... 12,613 1,989
Coterra Energy, Inc. ..................................................... 63,433 1,501
Marathon Petroleum Corp. ................................................ 18,080 3,524
Ovintiv, Inc. .......................................................... 75,999 2,851
Valero Energy Corp. ..................................................... 17,433 2,956
12,821
Financials (6.0%):
American Express Co. ................................................... 11,407 4,115
Ameriprise Financial, Inc. ................................................. 12,417 5,622
Brookfield Asset Management Ltd. , Class A .................................... 28,886 1,563
Capital One Financial Corp. ............................................... 18,221 4,008
Cincinnati Financial Corp. ................................................ 9,196 1,422
Fidelity National Financial, Inc. ............................................ 50,239 2,775
Interactive Brokers Group, Inc. ............................................. 63,415 4,462
JPMorgan Chase & Co. .................................................. 35,291 10,980
PayPal Holdings, Inc. (d) .................................................. 49,333 3,417
Synchrony Financial ..................................................... 4,204 313
The Allstate Corp. ...................................................... 24,124 4,620
The Bank of New York Mellon Corp. ......................................... 16,361 1,766
The Goldman Sachs Group, Inc. ............................................ 10,080 7,957
The Hartford Insurance Group, Inc. .......................................... 22,597 2,806
The PNC Financial Services Group, Inc. ...................................... 6,410 1,170
The Progressive Corp. ................................................... 16,832 3,467
Visa, Inc. , Class A ...................................................... 5,349 1,823
W.R. Berkley Corp. ..................................................... 3,310 236
62,522
Health Care (6.7%):
Abbott Laboratories ..................................................... 43,793 5,414
AbbVie, Inc. .......................................................... 38,616 8,420
Bristol-Myers Squibb Co. ................................................. 39,155 1,804
Cardinal Health, Inc. .................................................... 37,418 7,138
Centene Corp. (d) ....................................................... 12,285 434

Victory Portfolios III
Victory Capital Growth Fund
18
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Exelixis, Inc. (d) ........................................................ 45,163 $ 1,746
Gilead Sciences, Inc. .................................................... 51,954 6,224
Johnson & Johnson ..................................................... 34,171 6,454
McKesson Corp. ....................................................... 9,273 7,523
Merck & Co., Inc. ...................................................... 99,136 8,524
Pfizer, Inc. ............................................................ 199,901 4,928
Royalty Pharma PLC , Class A .............................................. 77,259 2,900
Tenet Healthcare Corp. (d) ................................................. 15,046 3,107
UnitedHealth Group, Inc. ................................................. 9,737 3,326
Universal Health Services, Inc. , Class B ....................................... 6,705 1,455
69,397
Industrials (6.0%):
Acuity, Inc. ........................................................... 9,207 3,361
Allison Transmission Holdings, Inc. ......................................... 25,797 2,129
Automatic Data Processing, Inc. ............................................ 23,287 6,062
Cintas Corp. .......................................................... 8,788 1,611
Comfort Systems USA, Inc. ............................................... 7,164 6,917
Cummins, Inc. ......................................................... 17,099 7,484
Delta Air Lines, Inc. ..................................................... 74,158 4,255
EMCOR Group, Inc. .................................................... 8,986 6,072
GE Vernova, Inc. ....................................................... 8,116 4,749
General Electric Co. ..................................................... 6,262 1,935
Leidos Holdings, Inc. .................................................... 22,353 4,258
Lockheed Martin Corp. ................................................... 5,392 2,652
Owens Corning ........................................................ 16,441 2,093
Uber Technologies, Inc. (d) ................................................ 42,411 4,093
United Airlines Holdings, Inc. (d) ............................................ 49,596 4,664
62,335
Information Technology (21.6%):
Adobe, Inc. (d) ......................................................... 9,639 3,280
Amphenol Corp. , Class A ................................................. 26,164 3,646
Apple, Inc. ........................................................... 106,196 28,712
Arista Networks, Inc. (d) .................................................. 29,451 4,644
Cisco Systems, Inc. ..................................................... 131,460 9,611
Cognizant Technology Solutions Corp. , Class A ................................. 51,830 3,777
Docusign, Inc. (d) ....................................................... 34,666 2,536
Dropbox, Inc. , Class A (d) ................................................. 90,243 2,617
F5, Inc. (d) ............................................................ 11,315 2,863
Flex Ltd. (d) ........................................................... 47,920 2,996
Fortinet, Inc. (d) ........................................................ 43,469 3,757
Gen Digital, Inc. ....................................................... 96,131 2,534
GoDaddy, Inc. , Class A (d) ................................................ 27,926 3,718
Hewlett Packard Enterprise Co. ............................................. 85,891 2,097
International Business Machines Corp. ........................................ 21,907 6,734
KLA Corp. ........................................................... 1,514 1,830
Microsoft Corp. ........................................................ 94,623 48,997
Motorola Solutions, Inc. .................................................. 5,077 2,065
NetApp, Inc. .......................................................... 26,816 3,158
NVIDIA Corp. ......................................................... 306,859 62,136
Palantir Technologies, Inc. , Class A (d) ........................................ 41,640 8,348
QUALCOMM, Inc. ..................................................... 36,478 6,599
Salesforce, Inc. ........................................................ 8,242 2,146
VeriSign, Inc. .......................................................... 12,949 3,105
Zoom Communications, Inc. (d) ............................................. 34,445 3,005
224,911
Materials (1.2%):
CF Industries Holdings, Inc. ............................................... 28,136 2,344
Newmont Corp. ........................................................ 55,742 4,513
Reliance, Inc. .......................................................... 7,481 2,113
Steel Dynamics, Inc. ..................................................... 22,878 3,587
12,557

Victory Portfolios III
Victory Capital Growth Fund
19
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Name
Acquisition Date
Cost
Bank St Petersburg PJSC ......................................
12/15/2021
$ 410
Detsky Mir PJSC ............................................
9/30/2020
348
Security Description Shares
Value
(000)
Utilities (1.3%):
DTE Energy Co. ....................................................... 21,331 $ 2,891
Edison International ..................................................... 25,036 1,386
Evergy, Inc. ........................................................... 30,348 2,331
NiSource, Inc. ......................................................... 58,981 2,484
NRG Energy, Inc. ....................................................... 17,308 2,975
OGE Energy Corp. ...................................................... 20,111 888
12,955
609,251
Total Common Stocks (Cost $711,761) 1,017,703
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. , expiring 3/31/40 (d) (e) .............................. 1,780 —
Total Warrants (Cost $–) —
Exchange-Traded Funds (1.3%)
United States (1.3%):
iShares Core MSCI EAFE ETF ............................................. 14,287 1,258
iShares MSCI Emerging Markets Small-Cap ETF ................................ 10,687 737
Real Estate Select Sector SPDR Fund ........................................ 285,472 11,676
13,671
Total Exchange-Traded Funds (Cost $14,017) 13,671
Collateral for Securities Loaned (0.2%)^
United States (0.2%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .01% (g) ........ 463,652 464
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .98% (g) ............ 463,652 463
Invesco Government & Agency Portfolio, Institutional Shares , 4 .00% (g) ............... 463,652 464
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .00% (g) . 463,652 464
Total Collateral for Securities Loaned (Cost $1,855) 1,855
Total Investments (Cost $727,633) — 99.4% 1,033,229
Other assets in excess of liabilities — 0.6% 6,260
NET ASSETS - 100.00% $ 1,039,489
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of October 31, 2025, the fair value of these securities was
$11,753 (thousands) and amounted to 1.1% of net assets.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Non-income producing security.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of October 31, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at October 31, 2025 (amounts in thousands):
(g) Rate disclosed is the daily yield on October 31, 2025.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
October 31, 2025
Victory Portfolios III
Victory Global Managed Volatility Fund
20
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (99.7%)
Australia (1.2%):
Consumer Discretionary (0.1%):
Wesfarmers Ltd. (a) ...................................................... 10,750 $ 590
Consumer Staples (0.0%):(b)
Coles Group Ltd. ....................................................... 8,496 123
Financials (0.2%):
Medibank Pvt. Ltd. ...................................................... 255,439 815
Health Care (0.2%):
Cochlear Ltd. .......................................................... 2,745 515
Pro Medicus Ltd. ....................................................... 630 108
623
Industrials (0.5%):
Brambles Ltd. ......................................................... 92,049 1,495
Computershare Ltd. ..................................................... 24,992 597
Qantas Airways Ltd. ..................................................... 17,913 119
2,211
Materials (0.2%):
BHP Group Ltd. ........................................................ 15,894 453
Fortescue Ltd. ......................................................... 27,708 385
838
5,200
Austria (0.0%):(b)
Energy (0.0%):(b)
OMV AG ............................................................ 3,544 194
Belgium (0.2%):
Consumer Discretionary (0.1%):
D'ieteren Group ........................................................ 1,820 333
Financials (0.1%):
KBC Group NV ........................................................ 3,228 388
721
Bermuda (0.0%):(b)
Financials (0.0%):(b)
Everest Group Ltd. ...................................................... 302 95
Brazil (1.0%):
Energy (0.2%):
Petroleo Brasileiro SA - Petrobras , Preference Shares ............................. 187,200 1,035
Financials (0.6%):
Banco Bradesco SA ..................................................... 341,300 981
Itau Unibanco Holding SA , Preference Shares .................................. 213,119 1,563
2,544
Industrials (0.1%):
WEG SA ............................................................. 55,700 436
Materials (0.1%):
Vale SA .............................................................. 25,097 305
4,320
Canada (2.5%):
Consumer Discretionary (0.5%):
Dollarama, Inc. ........................................................ 14,721 1,914
Gildan Activewear, Inc. .................................................. 3,414 199
2,113
Consumer Staples (0.5%):
George Weston Ltd. ..................................................... 11,848 720
Loblaw Cos. Ltd. ....................................................... 37,967 1,509
2,229

Victory Portfolios III
Victory Global Managed Volatility Fund
21
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Energy (0.8%):
ARC Resources Ltd. ..................................................... 31,555 $ 582
Canadian Natural Resources Ltd. ............................................ 31,545 1,009
Cenovus Energy, Inc. .................................................... 22,402 379
Suncor Energy, Inc. ..................................................... 42,754 1,703
3,673
Financials (0.3%):
Bank of Montreal ....................................................... 1,610 200
Canadian Imperial Bank of Commerce ........................................ 3,833 317
iA Financial Corp., Inc. ................................................... 2,261 267
Manulife Financial Corp. ................................................. 8,275 268
Sun Life Financial, Inc. .................................................. 3,681 224
1,276
Information Technology (0.3%):
Constellation Software, Inc. ............................................... 431 1,134
Materials (0.1%):
Kinross Gold Corp. ..................................................... 6,992 163
Lundin Gold, Inc. ....................................................... 5,515 375
538
10,963
China (2.3%):
Communication Services (0.3%):
NetEase, Inc. .......................................................... 44,600 1,251
Consumer Discretionary (0.8%):
ANTA Sports Products Ltd. ................................................ 69,400 724
BYD Co. Ltd. ......................................................... 59,900 774
JD.com, Inc. , Class A .................................................... 10,100 167
Meituan , Class B (a) (c) ................................................... 39,400 519
Pop Mart International Group Ltd. (c) ......................................... 22,000 626
Vipshop Holdings Ltd. , ADR .............................................. 32,876 575
3,385
Energy (0.4%):
Inner Mongolia Yitai Coal Co. Ltd. , Class B .................................... 83,900 164
PetroChina Co. Ltd. , Class H .............................................. 1,420,000 1,468
1,632
Financials (0.6%):
Agricultural Bank of China Ltd. , Class H ...................................... 417,000 318
Bank of China Ltd. , Class H ............................................... 693,000 393
China Life Insurance Co. Ltd. , Class H ....................................... 105,000 331
China Pacific Insurance Group Co. Ltd. , Class H ................................ 147,400 598
Industrial & Commercial Bank of China Ltd. , Class H ............................. 518,000 401
Ping An Insurance Group Co. of China Ltd. .................................... 25,500 184
The People's Insurance Co. Group of China Ltd. , Class H .......................... 598,000 537
2,762
Industrials (0.1%):
Yangzijiang Shipbuilding Holdings Ltd. ....................................... 144,600 391
Information Technology (0.1%):
Xiaomi Corp. , Class B (a) (c) ............................................... 45,800 254
Materials (0.0%):(b)
Zijin Mining Group Co. Ltd. , Class H ........................................ 48,000 198
9,873
Denmark (0.3%):
Consumer Discretionary (0.2%):
Pandora A/S .......................................................... 4,726 633
Health Care (0.1%):
Novo Nordisk A/S , Class B ................................................ 11,179 550
1,183

Victory Portfolios III
Victory Global Managed Volatility Fund
22
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Finland (0.8%):
Communication Services (0.1%):
Elisa Oyj ............................................................. 12,932 $ 570
Health Care (0.2%):
Orion Oyj , Class B ...................................................... 9,769 682
Industrials (0.4%):
Kone Oyj , Class B ...................................................... 27,360 1,828
Information Technology (0.1%):
Nokia Oyj ............................................................ 52,398 357
3,437
France (1.5%):
Communication Services (0.1%):
Orange SA ............................................................ 18,424 295
Consumer Discretionary (0.2%):
FDJ UNITED ......................................................... 10,415 303
Hermes International SCA ................................................ 223 552
855
Consumer Staples (0.1%):
L'Oreal SA ........................................................... 863 360
Energy (0.3%):
TotalEnergies SE ....................................................... 21,090 1,316
Health Care (0.0%):(b)
Ipsen SA ............................................................. 910 128
Industrials (0.6%):
Bouygues SA .......................................................... 2,939 133
Cie de Saint-Gobain SA .................................................. 3,637 353
Eiffage SA ............................................................ 1,483 182
Safran SA ............................................................ 3,733 1,326
Thales SA ............................................................ 2,096 598
Vinci SA ............................................................. 821 110
2,702
Utilities (0.2%):
Engie SA ............................................................. 29,420 689
6,345
Germany (1.7%):
Communication Services (0.4%):
CTS Eventim AG & Co. KGaA ............................................. 3,757 336
Deutsche Telekom AG ................................................... 41,747 1,293
1,629
Financials (0.6%):
Allianz SE , Registered Shares .............................................. 476 191
Commerzbank AG (d) .................................................... 5,454 199
Deutsche Bank AG , Registered Shares ........................................ 10,127 363
Deutsche Boerse AG .................................................... 389 99
Hannover Rueck SE ..................................................... 2,709 773
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Registered Shares ....... 172 106
Talanx AG ............................................................ 7,615 927
2,658
Industrials (0.5%):
Deutsche Post AG ...................................................... 5,368 247
GEA Group AG ........................................................ 12,237 875
Rational AG .......................................................... 261 191
Rheinmetall AG ........................................................ 336 660
Siemens Energy AG (a) ................................................... 2,758 344
2,317

Victory Portfolios III
Victory Global Managed Volatility Fund
23
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Materials (0.1%):
Heidelberg Materials AG (d) ............................................... 2,083 $ 489
Utilities (0.1%):
E.ON SE ............................................................. 11,661 217
7,310
Hong Kong (1.1%):
Consumer Discretionary (0.3%):
Alibaba Group Holding Ltd. , Class W ........................................ 23,300 496
Bosideng International Holdings Ltd. ......................................... 464,000 284
Geely Automobile Holdings Ltd. ............................................ 203,000 481
1,261
Consumer Staples (0.2%):
WH Group Ltd. (c) ...................................................... 658,500 634
Financials (0.3%):
BOC Hong Kong Holdings Ltd. ............................................ 297,500 1,462
Industrials (0.3%):
SITC International Holdings Co. Ltd. ......................................... 126,000 465
Techtronic Industries Co. Ltd. .............................................. 76,500 892
1,357
4,714
Hungary (0.1%):
Financials (0.1%):
OTP Bank Nyrt ........................................................ 4,180 399
India (2.2%):
Communication Services (0.0%):(b)
Bharti Airtel Ltd. ....................................................... 7,538 174
Consumer Discretionary (0.1%):
Hero MotoCorp Ltd. ..................................................... 7,339 458
Consumer Staples (0.5%):
Britannia Industries Ltd. .................................................. 8,762 576
ITC Ltd. ............................................................. 170,112 805
Marico Ltd. ........................................................... 31,505 256
Nestle India Ltd. ....................................................... 37,253 534
2,171
Financials (0.1%):
HDFC Asset Management Co. Ltd. (c) ........................................ 5,910 358
ICICI Bank Ltd. ........................................................ 5,804 88
446
Health Care (0.1%):
Sun Pharmaceutical Industries Ltd. .......................................... 10,845 206
Torrent Pharmaceuticals Ltd. ............................................... 6,178 248
454
Industrials (0.3%):
Bharat Electronics Ltd. ................................................... 21,616 104
Cummins India Ltd. ..................................................... 7,245 354
InterGlobe Aviation Ltd. (c) ................................................ 10,949 694
1,152
Information Technology (0.7%):
HCL Technologies Ltd. ................................................... 58,027 1,007
Infosys Ltd. ........................................................... 70,322 1,172
Tata Consultancy Services Ltd. ............................................. 29,838 1,027
3,206
Materials (0.4%):
Asian Paints Ltd. ....................................................... 21,796 617
Pidilite Industries Ltd. ................................................... 27,280 444
Tata Steel Ltd. ......................................................... 63,944 132

Victory Portfolios III
Victory Global Managed Volatility Fund
24
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Vedanta Ltd. .......................................................... 87,919 $ 488
1,681
9,742
Indonesia (0.3%):
Financials (0.3%):
PT Bank Mandiri Persero Tbk .............................................. 2,076,800 589
PT Bank Rakyat Indonesia Persero Tbk ....................................... 3,704,000 886
1,475
Ireland (1.8%):
Consumer Discretionary (0.2%):
PDD Holdings, Inc. , ADR (a) ............................................... 6,667 899
Industrials (0.4%):
Trane Technologies PLC .................................................. 3,952 1,773
Information Technology (1.0%):
Accenture PLC , Class A .................................................. 8,352 2,089
TE Connectivity PLC .................................................... 9,737 2,405
4,494
Materials (0.2%):
CRH PLC ............................................................ 4,865 580
7,746
Israel (0.6%):
Financials (0.2%):
Bank Leumi Le-Israel BM ................................................ 18,116 368
Mizrahi Tefahot Bank Ltd. ................................................ 8,836 575
943
Information Technology (0.4%):
Check Point Software Technologies Ltd. (a) .................................... 6,179 1,209
Wix.com Ltd. (a) ........................................................ 2,425 353
1,562
2,505
Italy (0.5%):
Consumer Discretionary (0.2%):
Ferrari NV ............................................................ 2,670 1,069
Financials (0.2%):
Banco BPM SpA ....................................................... 7,682 112
FinecoBank Banca Fineco SpA ............................................. 33,250 761
873
Utilities (0.1%):
Enel SpA ............................................................. 35,931 363
2,305
Japan (3.4%):
Communication Services (0.1%):
Capcom Co. Ltd. ....................................................... 18,800 491
KDDI Corp. ........................................................... 7,400 118
609
Consumer Discretionary (0.7%):
Asics Corp. ........................................................... 23,600 601
Bandai Namco Holdings, Inc. .............................................. 14,100 439
Fast Retailing Co. Ltd. ................................................... 2,800 1,028
Isuzu Motors Ltd. ....................................................... 14,100 173
Subaru Corp. .......................................................... 14,400 307
Suzuki Motor Corp. ..................................................... 17,300 258
2,806
Consumer Staples (0.1%):
Kobe Bussan Co. Ltd. (d) ................................................. 9,000 209

Victory Portfolios III
Victory Global Managed Volatility Fund
25
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
MatsukiyoCocokara & Co. ................................................ 18,900 $ 342
551
Financials (0.2%):
SBI Holdings, Inc. ...................................................... 6,600 295
Sompo Holdings, Inc. .................................................... 6,100 186
Tokio Marine Holdings, Inc. ............................................... 14,500 541
1,022
Health Care (0.6%):
Chugai Pharmaceutical Co. Ltd. ............................................ 20,700 948
Hoya Corp. ........................................................... 9,900 1,608
2,556
Industrials (0.5%):
Fujikura Ltd. .......................................................... 2,300 313
MonotaRO Co. Ltd. ..................................................... 13,100 183
Nippon Yusen KK (d) .................................................... 5,800 201
Recruit Holdings Co. Ltd. ................................................. 19,100 947
Toyota Tsusho Corp. ..................................................... 12,800 391
2,035
Information Technology (1.1%):
Advantest Corp. ........................................................ 4,000 599
Fujitsu Ltd. ........................................................... 48,200 1,256
NEC Corp. ........................................................... 7,700 280
Nomura Research Institute Ltd. ............................................. 25,000 965
Oracle Corp. .......................................................... 3,400 314
Tokyo Electron Ltd. ..................................................... 2,500 551
Trend Micro, Inc. ....................................................... 10,000 510
Yokogawa Electric Corp. ................................................. 12,000 359
4,834
Materials (0.1%):
Nitto Denko Corp. ...................................................... 13,200 329
Utilities (0.0%):(b)
Chubu Electric Power Co., Inc. ............................................. 9,400 131
14,873
Luxembourg (0.1%):
Energy (0.1%):
Tenaris SA ............................................................ 9,829 195
Mexico (0.5%):
Consumer Staples (0.2%):
Wal-Mart de Mexico SAB de CV ........................................... 226,440 749
Financials (0.2%):
Grupo Financiero Banorte SAB de CV , Class O ................................. 120,241 1,132
Industrials (0.0%):(b)
Grupo Aeroportuario del Centro Norte SAB de CV ............................... 15,590 192
Materials (0.1%):
Grupo Mexico SAB de CV , Class B .......................................... 32,609 282
2,355
Netherlands (1.2%):
Communication Services (0.5%):
Koninklijke KPN NV .................................................... 282,463 1,307
Universal Music Group NV (d) ............................................. 28,908 775
2,082
Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV ............................................ 8,801 360
Industrials (0.3%):
Wolters Kluwer NV ..................................................... 10,370 1,271

Victory Portfolios III
Victory Global Managed Volatility Fund
26
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Information Technology (0.3%):
ASML Holding NV ..................................................... 1,504 $ 1,590
5,303
Norway (0.3%):
Communication Services (0.1%):
Telenor ASA .......................................................... 14,879 221
Energy (0.0%):(b)
Equinor ASA .......................................................... 4,290 103
Industrials (0.2%):
Kongsberg Gruppen ASA ................................................. 32,671 833
Materials (0.0%):(b)
Norsk Hydro ASA ...................................................... 17,717 120
1,277
Peru (0.0%):(b)
Financials (0.0%):(b)
Credicorp Ltd. ......................................................... 482 126
Philippines (0.2%):
Financials (0.1%):
BDO Unibank, Inc. ..................................................... 145,910 331
Industrials (0.1%):
International Container Terminal Services, Inc. .................................. 67,390 608
939
Poland (0.1%):
Financials (0.1%):
Santander Bank Polska SA ................................................ 3,585 472
Russian Federation (0.0%):
Consumer Staples (0.0%):
X5 Retail Group NV , GDR (a) (e) (f) .......................................... 18,705 —
Energy (0.0%):
LUKOIL PJSC (a) (e) (f) ................................................... 34,009 —
Tatneft PJSC (a) (e) (f) .................................................... 90,761 —
—
Financials (0.0%):
Sberbank of Russia PJSC (a) (e) (f) ........................................... 409,312 —
Materials (0.0%):
MMC Norilsk Nickel PJSC (a) (e) (f) .......................................... 524,900 —
—
Singapore (0.7%):
Financials (0.6%):
Oversea-Chinese Banking Corp. Ltd. ......................................... 115,200 1,507
Singapore Exchange Ltd. ................................................. 98,100 1,273
2,780
Industrials (0.1%):
Singapore Technologies Engineering Ltd. ...................................... 55,500 362
3,142
South Africa (0.5%):
Consumer Staples (0.1%):
Clicks Group Ltd. ...................................................... 17,408 367
Financials (0.3%):
Capitec Bank Holdings Ltd. ............................................... 4,476 990
FirstRand Ltd. ......................................................... 45,276 215
Standard Bank Group Ltd. ................................................ 12,414 183
1,388

Victory Portfolios III
Victory Global Managed Volatility Fund
27
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Materials (0.1%):
Gold Fields Ltd. ........................................................ 7,955 $ 307
2,062
South Korea (0.7%):
Consumer Discretionary (0.3%):
Kia Corp. ............................................................ 17,507 1,469
Financials (0.1%):
DB Insurance Co. Ltd. ................................................... 2,802 249
KB Financial Group, Inc. ................................................. 2,784 227
476
Industrials (0.2%):
Hyundai Rotem Co. Ltd. .................................................. 4,033 652
Information Technology (0.1%):
SK hynix, Inc. ......................................................... 1,490 580
3,177
Spain (1.3%):
Consumer Discretionary (0.3%):
Industria de Diseno Textil SA (d) ............................................ 27,866 1,538
Financials (0.7%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 138,309 2,786
Banco Santander SA ..................................................... 38,136 389
3,175
Industrials (0.1%):
ACS Actividades de Construccion y Servicios SA ................................ 2,282 187
Aena SME SA (c) ....................................................... 7,639 208
395
Utilities (0.2%):
Endesa SA ............................................................ 7,671 275
Iberdrola SA .......................................................... 19,855 402
677
5,785
Sweden (0.2%):
Industrials (0.0%):(b)
Volvo AB , Class B ...................................................... 5,909 162
Information Technology (0.2%):
Telefonaktiebolaget LM Ericsson , Class B ..................................... 74,104 752
914
Switzerland (3.0%):
Consumer Staples (0.5%):
Coca-Cola HBC AG ..................................................... 17,442 791
Nestle SA , Registered Shares .............................................. 13,861 1,325
2,116
Financials (0.0%):(b)
Zurich Insurance Group AG ............................................... 166 115
Health Care (1.3%):
Novartis AG , Registered Shares ............................................. 25,797 3,194
Roche Holding AG ...................................................... 7,705 2,496
5,690
Industrials (0.9%):
ABB Ltd. , Registered Shares ............................................... 15,501 1,153
Geberit AG , Registered Shares ............................................. 2,194 1,604
Kuehne + Nagel International AG , Registered Shares ............................. 1,896 364
Schindler Holding AG , Participation Certificates ................................. 387 138
SGS SA , Registered Shares ................................................ 3,768 425
3,684

Victory Portfolios III
Victory Global Managed Volatility Fund
28
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Information Technology (0.2%):
Logitech International SA , Registered Shares ................................... 7,455 $ 896
Materials (0.1%):
Glencore PLC ......................................................... 49,247 236
Holcim AG (a) ......................................................... 1,741 155
391
12,892
Taiwan (1.7%):
Consumer Staples (0.0%):(b)
President Chain Store Corp. ............................................... 32,000 248
Information Technology (1.7%):
Accton Technology Corp. ................................................. 14,000 487
Advantech Co. Ltd. ..................................................... 20,295 206
Delta Electronics, Inc. ................................................... 13,000 418
MediaTek, Inc. ......................................................... 27,000 1,145
Realtek Semiconductor Corp. .............................................. 44,000 735
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 32,000 1,548
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ............................. 9,092 2,731
7,270
7,518
Thailand (0.2%):
Communication Services (0.2%):
Advanced Info Service PCL ............................................... 67,500 631
United Kingdom (4.2%):
Communication Services (0.1%):
Auto Trader Group PLC (c) ................................................ 50,954 523
Consumer Discretionary (0.7%):
Compass Group PLC .................................................... 8,117 269
InterContinental Hotels Group PLC .......................................... 9,255 1,116
Next PLC ............................................................ 8,923 1,676
3,061
Consumer Staples (1.1%):
British American Tobacco PLC ............................................. 4,707 241
Imperial Brands PLC .................................................... 53,983 2,145
Reckitt Benckiser Group PLC .............................................. 10,728 820
Tesco PLC ............................................................ 35,729 215
Unilever PLC ......................................................... 25,295 1,518
4,939
Energy (0.7%):
BP PLC .............................................................. 143,596 841
Shell PLC ............................................................ 53,422 2,003
2,844
Financials (0.1%):
HSBC Holdings PLC .................................................... 34,846 488
Health Care (0.4%):
GSK PLC ............................................................ 68,620 1,606
Industrials (0.6%):
International Consolidated Airlines Group SA ................................... 30,329 166
RELX PLC ........................................................... 26,037 1,151
Rolls-Royce Holdings PLC ................................................ 72,394 1,114
2,431
Information Technology (0.2%):
The Sage Group PLC .................................................... 57,862 874
Materials (0.1%):
Anglogold Ashanti PLC .................................................. 3,738 257

Victory Portfolios III
Victory Global Managed Volatility Fund
29
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Rio Tinto PLC ......................................................... 5,427 $ 391
648
Utilities (0.2%):
Centrica PLC .......................................................... 298,501 703
18,117
United States (62.6%):
Communication Services (8.0%):
Alphabet, Inc. , Class A ................................................... 24,580 6,912
Alphabet, Inc. , Class C ................................................... 43,131 12,155
AT&T, Inc. ........................................................... 28,628 708
Electronic Arts, Inc. ..................................................... 12,106 2,422
Meta Platforms, Inc. , Class A .............................................. 15,903 10,311
Netflix, Inc. (a) ......................................................... 1,686 1,886
T-Mobile US, Inc. ...................................................... 2,013 423
Verizon Communications, Inc. .............................................. 5,023 200
35,017
Consumer Discretionary (5.7%):
Airbnb, Inc. , Class A (a) .................................................. 22,920 2,900
Best Buy Co., Inc. ...................................................... 1,368 113
Booking Holdings, Inc. ................................................... 943 4,788
Chipotle Mexican Grill, Inc. (a) ............................................. 40,770 1,292
Darden Restaurants, Inc. .................................................. 1,778 320
Deckers Outdoor Corp. (a) ................................................. 3,898 318
Domino's Pizza, Inc. ..................................................... 1,727 688
eBay, Inc. ............................................................ 2,660 216
Expedia Group, Inc. ..................................................... 9,740 2,143
General Motors Co. ..................................................... 10,162 702
Lowe's Cos., Inc. ....................................................... 2,532 603
Marriott International, Inc. , Class A .......................................... 370 97
NVR, Inc. (a) .......................................................... 114 822
O'Reilly Automotive, Inc. (a) ............................................... 23,968 2,264
Starbucks Corp. ........................................................ 4,406 356
The TJX Cos., Inc. ...................................................... 28,848 4,043
Ulta Beauty, Inc. (a) ..................................................... 2,432 1,264
Williams-Sonoma, Inc. ................................................... 2,330 453
Yum! Brands, Inc. ...................................................... 9,307 1,286
24,668
Consumer Staples (5.3%):
Altria Group, Inc. ....................................................... 87,321 4,923
Colgate-Palmolive Co. ................................................... 41,091 3,166
Costco Wholesale Corp. .................................................. 4,825 4,398
Kimberly-Clark Corp. .................................................... 13,754 1,646
Monster Beverage Corp. (a) ................................................ 19,820 1,325
PepsiCo, Inc. .......................................................... 7,144 1,044
Philip Morris International, Inc. ............................................. 28,124 4,059
Sysco Corp. ........................................................... 9,182 682
The Kroger Co. ........................................................ 6,718 427
The Procter & Gamble Co. ................................................ 2,214 333
Walmart, Inc. .......................................................... 9,198 931
22,934
Energy (1.6%):
Coterra Energy, Inc. ..................................................... 10,265 243
EOG Resources, Inc. .................................................... 33,838 3,581
Expand Energy Corp. .................................................... 4,007 414
Marathon Petroleum Corp. ................................................ 1,410 275
Valero Energy Corp. ..................................................... 13,184 2,236
6,749
Financials (6.1%):
American Express Co. ................................................... 2,052 740
Ameriprise Financial, Inc. ................................................. 6,276 2,842

Victory Portfolios III
Victory Global Managed Volatility Fund
30
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Capital One Financial Corp. ............................................... 2,996 $ 659
Fidelity National Financial, Inc. ............................................ 6,287 347
Interactive Brokers Group, Inc. ............................................. 16,065 1,130
JPMorgan Chase & Co. .................................................. 5,249 1,633
Loews Corp. .......................................................... 4,430 441
M&T Bank Corp. ....................................................... 1,956 360
Mastercard, Inc. , Class A ................................................. 10,409 5,746
MSCI, Inc. ........................................................... 4,177 2,458
PayPal Holdings, Inc. (a) .................................................. 6,450 447
SEI Investments Co. ..................................................... 2,672 215
Synchrony Financial ..................................................... 6,676 497
T. Rowe Price Group, Inc. ................................................. 893 92
The Allstate Corp. ...................................................... 2,356 451
The Goldman Sachs Group, Inc. ............................................ 955 754
The Progressive Corp. ................................................... 16,496 3,398
Visa, Inc. , Class A ...................................................... 6,428 2,190
W.R. Berkley Corp. ..................................................... 23,571 1,681
Wells Fargo & Co. ...................................................... 7,309 636
26,717
Health Care (6.3%):
AbbVie, Inc. .......................................................... 21,508 4,690
Amgen, Inc. ........................................................... 1,127 336
Bristol-Myers Squibb Co. ................................................. 25,529 1,176
Cardinal Health, Inc. .................................................... 8,682 1,656
Cencora, Inc. .......................................................... 1,635 552
CVS Health Corp. ...................................................... 7,257 567
DaVita, Inc. (a) ......................................................... 579 69
Gilead Sciences, Inc. .................................................... 30,667 3,674
HCA Healthcare, Inc. .................................................... 846 389
IDEXX Laboratories, Inc. (a) ............................................... 3,142 1,978
Johnson & Johnson ..................................................... 4,598 869
McKesson Corp. ....................................................... 5,835 4,734
Merck & Co., Inc. ...................................................... 7,325 630
Mettler-Toledo International, Inc. (a) ......................................... 918 1,300
Pfizer, Inc. ............................................................ 23,014 567
The Cigna Group ....................................................... 1,636 400
UnitedHealth Group, Inc. ................................................. 1,628 556
Zoetis, Inc. ........................................................... 21,771 3,137
27,280
Industrials (6.4%):
3M Co. .............................................................. 3,458 576
Automatic Data Processing, Inc. ............................................ 11,946 3,110
Carlisle Cos., Inc. ....................................................... 247 80
Caterpillar, Inc. ........................................................ 5,236 3,023
Cintas Corp. .......................................................... 19,563 3,585
Delta Air Lines, Inc. ..................................................... 3,904 224
EMCOR Group, Inc. .................................................... 3,377 2,282
Fastenal Co. ........................................................... 48,138 1,981
GE Vernova, Inc. ....................................................... 1,197 700
General Electric Co. ..................................................... 2,116 654
Leidos Holdings, Inc. .................................................... 3,097 590
Lennox International, Inc. ................................................. 1,260 636
Lockheed Martin Corp. ................................................... 1,015 499
Old Dominion Freight Line, Inc. ............................................ 6,046 849
Otis Worldwide Corp. .................................................... 20,838 1,933
Paychex, Inc. .......................................................... 1,996 234
Rollins, Inc. ........................................................... 20,960 1,207
United Airlines Holdings, Inc. (a) ............................................ 2,008 189
Verisk Analytics, Inc. .................................................... 6,914 1,512
Vertiv Holdings Co. , Class A ............................................... 8,494 1,638
W.W. Grainger, Inc. ..................................................... 2,583 2,529
28,031

Victory Portfolios III
Victory Global Managed Volatility Fund
31
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Information Technology (21.7%):
Adobe, Inc. (a) ......................................................... 10,406 $ 3,541
Amphenol Corp. , Class A ................................................. 4,302 600
Apple, Inc. ........................................................... 65,954 17,832
Applied Materials, Inc. ................................................... 8,157 1,901
AppLovin Corp. , Class A (a) ............................................... 2,025 1,291
Arista Networks, Inc. (a) .................................................. 12,227 1,928
Autodesk, Inc. (a) ....................................................... 7,212 2,173
Broadcom, Inc. ........................................................ 8,912 3,294
Cisco Systems, Inc. ..................................................... 15,008 1,097
Dell Technologies, Inc. , Class C ............................................ 2,412 391
Docusign, Inc. (a) ....................................................... 4,571 334
Dropbox, Inc. , Class A (a) ................................................. 3,063 89
F5, Inc. (a) ............................................................ 1,410 357
Fair Isaac Corp. (a) ...................................................... 739 1,226
Fortinet, Inc. (a) ........................................................ 34,024 2,941
Gartner, Inc. (a) ........................................................ 4,197 1,042
GoDaddy, Inc. , Class A (a) ................................................. 10,772 1,434
HP, Inc. .............................................................. 15,293 423
International Business Machines Corp. ........................................ 3,265 1,004
Jabil, Inc. ............................................................ 2,187 483
KLA Corp. ........................................................... 2,696 3,259
Lam Research Corp. ..................................................... 34,070 5,365
Microsoft Corp. ........................................................ 15,638 8,098
Motorola Solutions, Inc. .................................................. 5,296 2,154
NetApp, Inc. .......................................................... 14,939 1,760
Nutanix, Inc. , Class A (a) .................................................. 13,536 964
NVIDIA Corp. ......................................................... 123,588 25,025
Palantir Technologies, Inc. , Class A (a) ........................................ 5,327 1,068
Palo Alto Networks, Inc. (a) ................................................ 2,716 598
Pure Storage, Inc. , Class A (a) .............................................. 6,765 668
QUALCOMM, Inc. ..................................................... 3,811 689
VeriSign, Inc. .......................................................... 2,063 495
Zscaler, Inc. (a) ......................................................... 2,827 936
94,460
Materials (0.5%):
CF Industries Holdings, Inc. ............................................... 4,366 363
Newmont Corp. ........................................................ 6,336 513
Packaging Corp. of America ............................................... 1,084 212
Reliance, Inc. .......................................................... 1,334 377
Steel Dynamics, Inc. ..................................................... 3,251 510
1,975
Real Estate (0.5%):
American Tower Corp. ................................................... 2,046 366
Crown Castle, Inc. ...................................................... 7,698 694
Prologis, Inc. .......................................................... 3,705 460
Welltower, Inc. ......................................................... 3,451 625
2,145
Utilities (0.5%):
DTE Energy Co. ....................................................... 3,988 541
Evergy, Inc. ........................................................... 5,566 427
Exelon Corp. .......................................................... 6,576 303
NiSource, Inc. ......................................................... 10,855 457
NRG Energy, Inc. ....................................................... 2,891 497
2,225
272,201
Uruguay (0.7%):
Consumer Discretionary (0.7%):
MercadoLibre, Inc. (a) .................................................... 1,281 2,981
Total Common Stocks (Cost $320,350) 433,487

Victory Portfolios III
Victory Global Managed Volatility Fund
32
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Name
Acquisition Date
Cost
LUKOIL PJSC ..............................................
4/22/2020
$ 2,312
MMC Norilsk Nickel PJSC .....................................
9/30/2019
1,604
Sberbank of Russia PJSC ......................................
4/22/2020
1,393
Tatneft PJSC ...............................................
12/21/2020
608
X5 Retail Group NV , GDR .....................................
11/11/2021
637
Security Description Shares
Value
(000)
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. , expiring 3/31/40 (a) (e) ............................... 1,403 $ —
Total Warrants (Cost $–) —
Collateral for Securities Loaned (0.6%)^
United States (0.6%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .01% (g) ........ 612,835 613
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .98% (g) ............ 612,835 612
Invesco Government & Agency Portfolio, Institutional Shares , 4 .00% (g) ............... 612,835 613
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .00% (g) . 612,835 613
Total Collateral for Securities Loaned (Cost $2,451) 2,451
Total Investments (Cost $322,801) — 100.3% 435,938
Liabilities in excess of other assets — (0.3)% (929)
NET ASSETS - 100.00% $ 435,009
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of October 31, 2025, the fair value of these securities was
$3,816 (thousands) and amounted to 0.9% of net assets.
(d) All or a portion of this security is on loan.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of October 31, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at October 31, 2025 (amounts in thousands):
(g) Rate disclosed is the daily yield on October 31, 2025.
ADR
—
American Depositary Receipt
GDR
—
Global Depositary Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
October 31, 2025
Victory Portfolios III
Victory Growth & Income Fund
33
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.8%)
Communication Services (10.5%):
Alphabet, Inc. , Class A ................................................... 165,315 $ 46,485
Alphabet, Inc. , Class C ................................................... 184,568 52,015
AT&T, Inc. ........................................................... 124,541 3,082
Charter Communications, Inc. , Class A (a) (b) ................................... 1,611 377
Comcast Corp. , Class A .................................................. 345,323 9,612
Electronic Arts, Inc. ..................................................... 31,792 6,360
Fox Corp. , Class A ...................................................... 3,760 243
Fox Corp. , Class B ...................................................... 2,015 118
Liberty Media Corp.-Liberty Formula One , Series A (a) ............................ 346 32
Liberty Media Corp.-Liberty Formula One , Series C (a) ............................ 3,634 363
Live Nation Entertainment, Inc. (a) ........................................... 2,609 390
Meta Platforms, Inc. , Class A .............................................. 82,595 53,550
Netflix, Inc. (a) ......................................................... 18,193 20,355
News Corp. , Class A ..................................................... 5,548 147
News Corp. , Class B (b) .................................................. 1,496 46
Omnicom Group, Inc. .................................................... 2,950 221
Pinterest, Inc. , Class A (a) ................................................. 9,707 321
ROBLOX Corp. , Class A (a) ............................................... 10,125 1,151
Spotify Technology SA (a) ................................................. 2,605 1,707
Take-Two Interactive Software, Inc. (a) ........................................ 2,928 751
The New York Times Co. , Class A ........................................... 31,700 1,807
The Trade Desk, Inc. , Class A (a) ............................................ 15,539 781
The Walt Disney Co. .................................................... 30,949 3,485
T-Mobile US, Inc. ...................................................... 7,868 1,653
Verizon Communications, Inc. .............................................. 511,291 20,319
Warner Bros Discovery, Inc. (a) ............................................. 40,025 899
226,270
Communications Equipment (1.5%):
Arista Networks, Inc. (a) .................................................. 58,346 9,201
Cisco Systems, Inc. ..................................................... 309,664 22,639
F5, Inc. (a) ............................................................ 477 121
Motorola Solutions, Inc. .................................................. 1,566 637
32,598
Consumer Discretionary (8.6%):
Airbnb, Inc. , Class A (a) .................................................. 4,142 524
Amazon.com, Inc. (a) .................................................... 208,084 50,818
AutoZone, Inc. (a) ....................................................... 166 610
Best Buy Co., Inc. ...................................................... 1,946 160
Booking Holdings, Inc. ................................................... 324 1,645
Burlington Stores, Inc. (a) ................................................. 32,872 8,994
Carnival Corp. (a) ....................................................... 10,572 305
Carvana Co. (a) ......................................................... 1,209 371
Chipotle Mexican Grill, Inc. (a) ............................................. 54,178 1,717
D.R. Horton, Inc. ....................................................... 2,713 405
Darden Restaurants, Inc. .................................................. 20,268 3,651
Deckers Outdoor Corp. (a) ................................................. 1,470 120
Domino's Pizza, Inc. ..................................................... 8,040 3,204
DoorDash, Inc. , Class A (a) ................................................ 3,394 863
DraftKings, Inc. (a) ...................................................... 4,782 146
Duolingo, Inc. (a) ....................................................... 360 97
eBay, Inc. ............................................................ 4,599 374
Expedia Group, Inc. ..................................................... 1,206 265
Ford Motor Co. ........................................................ 38,965 512
Garmin Ltd. ........................................................... 16,572 3,545
General Motors Co. ..................................................... 9,600 663
Genuine Parts Co. ...................................................... 1,383 176
Hilton Worldwide Holdings, Inc. ............................................ 2,355 605
Las Vegas Sands Corp. ................................................... 3,671 218
Lennar Corp. , Class A .................................................... 37,878 4,688
Lennar Corp. , Class B ................................................... 100 12

Victory Portfolios III
Victory Growth & Income Fund
34
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Lowe's Cos., Inc. ....................................................... 59,796 $ 14,239
Lululemon Athletica, Inc. (a) ............................................... 1,045 178
Marriott International, Inc. , Class A .......................................... 2,264 590
McDonald's Corp. ...................................................... 27,054 8,074
NIKE, Inc. , Class B ..................................................... 11,586 748
NVR, Inc. (a) .......................................................... 27 195
O'Reilly Automotive, Inc. (a) ............................................... 8,485 801
PulteGroup, Inc. ........................................................ 24,654 2,955
Ralph Lauren Corp. ..................................................... 22,503 7,193
Rivian Automotive, Inc. , Class A (a) .......................................... 7,379 100
Ross Stores, Inc. ....................................................... 3,201 509
Royal Caribbean Cruises Ltd. .............................................. 2,457 705
Starbucks Corp. ........................................................ 11,349 918
Tesla, Inc. (a) .......................................................... 68,418 31,237
The Home Depot, Inc. ................................................... 9,950 3,777
The TJX Cos., Inc. ...................................................... 83,013 11,634
Tractor Supply Co. ...................................................... 5,289 286
Ulta Beauty, Inc. (a) ..................................................... 12,534 6,516
Williams-Sonoma, Inc. ................................................... 30,483 5,924
Yum! Brands, Inc. ...................................................... 35,477 4,903
186,170
Consumer Staples (7.0%):
Altria Group, Inc. ....................................................... 415,767 23,441
Archer-Daniels-Midland Co. ............................................... 9,328 565
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 41,092 3,627
Brown-Forman Corp. , Class A .............................................. 816 22
Brown-Forman Corp. , Class B ............................................. 5,377 146
Church & Dwight Co., Inc. ................................................ 4,560 400
Colgate-Palmolive Co. ................................................... 109,761 8,457
Constellation Brands, Inc. , Class A .......................................... 2,870 377
Costco Wholesale Corp. .................................................. 8,649 7,883
Dollar General Corp. .................................................... 4,352 429
Dollar Tree, Inc. (a) ...................................................... 3,871 384
General Mills, Inc. ...................................................... 10,126 472
Hormel Foods Corp. ..................................................... 5,381 116
Ingredion, Inc. ......................................................... 9,000 1,039
Kellanova ............................................................ 6,898 573
Kenvue, Inc. .......................................................... 41,194 592
Keurig Dr. Pepper, Inc. ................................................... 104,874 2,848
Kimberly-Clark Corp. .................................................... 109,823 13,147
McCormick & Co., Inc. .................................................. 4,911 315
Mondelez International, Inc. , Class A ......................................... 24,505 1,408
Monster Beverage Corp. (a) ................................................ 12,861 860
PepsiCo, Inc. .......................................................... 74,308 10,856
Philip Morris International, Inc. ............................................. 73,991 10,679
Sprouts Farmers Market, Inc. (a) ............................................ 1,745 138
Sysco Corp. ........................................................... 146,153 10,856
Target Corp. .......................................................... 35,283 3,271
The Clorox Co. ........................................................ 7,383 830
The Coca-Cola Co. ...................................................... 83,783 5,773
The Estee Lauder Cos., Inc. ............................................... 5,017 485
The Hershey Co. ....................................................... 2,734 464
The Kraft Heinz Co. ..................................................... 22,976 568
The Kroger Co. ........................................................ 126,961 8,079
The Procter & Gamble Co. ................................................ 144,229 21,688
Tyson Foods, Inc. , Class A ................................................ 5,172 266
U.S. Foods Holding Corp. (a) ............................................... 4,117 299
Walmart, Inc. .......................................................... 85,041 8,604
149,957
Electronic Equipment, Instruments & Components (0.2%):
Amphenol Corp. , Class A ................................................. 10,766 1,500
CDW Corp. ........................................................... 892 142

Victory Portfolios III
Victory Growth & Income Fund
35
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Corning, Inc. .......................................................... 7,008 $ 624
Jabil, Inc. ............................................................ 842 186
Keysight Technologies, Inc. (a) ............................................. 1,161 213
TE Connectivity PLC .................................................... 2,650 655
Teledyne Technologies, Inc. (a) ............................................. 424 223
Trimble, Inc. (a) ........................................................ 1,616 129
Zebra Technologies Corp. (a) ............................................... 343 92
3,764
Energy (3.5%):
Chevron Corp. ......................................................... 30,845 4,865
Coterra Energy, Inc. ..................................................... 237,647 5,623
Devon Energy Corp. ..................................................... 155,671 5,058
Diamondback Energy, Inc. ................................................ 11,836 1,695
EOG Resources, Inc. .................................................... 153,469 16,243
Expand Energy Corp. .................................................... 21,900 2,262
Marathon Petroleum Corp. ................................................ 83,025 16,182
Ovintiv, Inc. .......................................................... 62,178 2,332
Valero Energy Corp. ..................................................... 126,043 21,372
75,632
Financials (14.8%):
Affirm Holdings, Inc. (a) .................................................. 2,827 203
Aflac, Inc. ............................................................ 5,731 614
American Express Co. ................................................... 39,267 14,165
American Financial Group, Inc. ............................................. 19,731 2,598
American International Group, Inc. .......................................... 6,422 507
Ameriprise Financial, Inc. ................................................. 17,373 7,866
Aon PLC , Class A ...................................................... 2,282 777
Apollo Global Management, Inc. ............................................ 4,463 555
Arch Capital Group Ltd. .................................................. 3,815 329
Ares Management Corp. , Class A ........................................... 2,290 341
Arthur J. Gallagher & Co. ................................................. 2,767 690
Axis Capital Holdings Ltd. ................................................ 13,000 1,218
Bank of America Corp. ................................................... 82,524 4,411
Bank OZK ............................................................ 66,992 3,014
Berkshire Hathaway, Inc. , Class A (a) ......................................... 3 2,147
Berkshire Hathaway, Inc. , Class B (a) ......................................... 14,839 7,086
Blackrock, Inc. ........................................................ 1,565 1,695
Blackstone, Inc. ........................................................ 8,127 1,192
Block, Inc. (a) .......................................................... 5,652 429
Brown & Brown, Inc. .................................................... 3,092 247
Capital One Financial Corp. ............................................... 43,468 9,563
Cboe Global Markets, Inc. ................................................ 1,100 270
Chubb Ltd. ........................................................... 4,758 1,318
Cincinnati Financial Corp. ................................................ 20,770 3,211
Citigroup, Inc. ......................................................... 20,701 2,096
Citizens Financial Group, Inc. .............................................. 4,528 230
CME Group, Inc. ....................................................... 4,053 1,076
Coinbase Global, Inc. , Class A (a) ........................................... 2,296 789
Corebridge Financial, Inc. ................................................. 3,935 128
East West Bancorp, Inc. .................................................. 49,027 4,981
Equitable Holdings, Inc. .................................................. 53,800 2,658
Erie Indemnity Co. , Class A ............................................... 265 78
Evercore, Inc. ......................................................... 17,171 5,058
Everest Group Ltd. ...................................................... 18,203 5,725
FactSet Research Systems, Inc. ............................................. 399 106
Fidelity National Financial, Inc. ............................................ 83,673 4,622
Fidelity National Information Services, Inc. .................................... 5,531 346
Fifth Third Bancorp ..................................................... 6,994 291
First Citizens Bancshares, Inc. , Class A ....................................... 97 177
First Horizon Corp. ..................................................... 368,882 7,879
Fiserv, Inc. (a) .......................................................... 5,796 387
Global Payments, Inc. .................................................... 2,546 198

Victory Portfolios III
Victory Growth & Income Fund
36
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Huntington Bancshares, Inc. ............................................... 302,408 $ 4,669
Interactive Brokers Group, Inc. ............................................. 63,046 4,436
Intercontinental Exchange, Inc. ............................................. 6,351 929
Janus Henderson Group PLC .............................................. 63,449 2,764
JPMorgan Chase & Co. .................................................. 120,758 37,570
KeyCorp ............................................................. 11,507 202
KKR & Co., Inc. ....................................................... 7,740 916
Loews Corp. .......................................................... 1,825 182
LPL Financial Holdings, Inc. ............................................... 11,993 4,525
M&T Bank Corp. ....................................................... 1,685 310
Markel Group, Inc. (a) .................................................... 131 259
Marsh & McLennan Cos., Inc. ............................................. 5,476 976
Mastercard, Inc. , Class A ................................................. 8,986 4,960
MetLife, Inc. .......................................................... 6,302 503
Moody's Corp. ......................................................... 1,953 938
Morgan Stanley ........................................................ 13,947 2,287
MSCI, Inc. ........................................................... 787 463
Nasdaq, Inc. .......................................................... 4,511 386
Northern Trust Corp. .................................................... 25,011 3,218
PayPal Holdings, Inc. (a) .................................................. 10,209 707
Principal Financial Group, Inc. ............................................. 30,746 2,584
Prudential Financial, Inc. ................................................. 4,292 446
Raymond James Financial, Inc. ............................................. 1,914 304
Regions Financial Corp. .................................................. 9,445 229
Rithm Capital Corp. ..................................................... 129,700 1,423
Robinhood Markets, Inc. , Class A (a) ......................................... 8,121 1,192
S&P Global, Inc. ....................................................... 3,294 1,605
SoFi Technologies, Inc. (a) ................................................. 12,514 371
State Street Corp. ....................................................... 46,986 5,434
Synchrony Financial ..................................................... 135,348 10,067
T. Rowe Price Group, Inc. ................................................. 2,279 234
The Allstate Corp. ...................................................... 61,808 11,837
The Bank of New York Mellon Corp. ......................................... 142,266 15,355
The Carlyle Group, Inc. .................................................. 3,132 167
The Charles Schwab Corp. ................................................ 18,683 1,766
The Goldman Sachs Group, Inc. ............................................ 31,155 24,593
The Hartford Insurance Group, Inc. .......................................... 2,984 371
The PNC Financial Services Group, Inc. ...................................... 80,547 14,704
The Progressive Corp. ................................................... 15,543 3,202
The Travelers Cos., Inc. .................................................. 2,377 638
Toast, Inc. , Class A (a) .................................................... 4,733 171
Tradeweb Markets, Inc. , Class A ............................................ 36,401 3,836
Truist Financial Corp. .................................................... 14,409 643
U.S. Bancorp .......................................................... 16,378 764
Unum Group .......................................................... 28,866 2,119
Visa, Inc. , Class A ...................................................... 68,638 23,388
W.R. Berkley Corp. ..................................................... 84,991 6,063
Wells Fargo & Co. ...................................................... 101,827 8,856
Willis Towers Watson PLC ................................................ 1,040 326
Zions Bancorp NA ...................................................... 78,206 4,075
319,234
Health Care (12.3%):
Abbott Laboratories ..................................................... 47,181 5,833
AbbVie, Inc. .......................................................... 72,698 15,851
Agilent Technologies, Inc. ................................................. 4,615 675
Align Technology, Inc. (a) ................................................. 1,107 153
Alnylam Pharmaceuticals, Inc. (a) ........................................... 1,787 815
Amgen, Inc. ........................................................... 7,693 2,296
Argenx SE , ADR (a) ..................................................... 5,073 4,152
Baxter International, Inc. ................................................. 8,297 153
Becton Dickinson & Co. .................................................. 4,101 733
Biogen, Inc. (a) ......................................................... 2,386 368
Boston Scientific Corp. (a) ................................................. 21,129 2,128

Victory Portfolios III
Victory Growth & Income Fund
37
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Bristol-Myers Squibb Co. ................................................. 447,878 $ 20,634
Cardinal Health, Inc. .................................................... 44,305 8,452
Cencora, Inc. .......................................................... 2,620 885
Centene Corp. (a) ....................................................... 8,022 284
CVS Health Corp. ...................................................... 100,876 7,884
Danaher Corp. ......................................................... 9,352 2,014
Dexcom, Inc. (a) ........................................................ 34,422 2,004
Edwards Lifesciences Corp. (a) ............................................. 8,240 679
Elevance Health, Inc. .................................................... 13,705 4,347
Eli Lilly & Co. ......................................................... 31,240 26,956
GE HealthCare Technologies, Inc. ........................................... 7,445 558
Gilead Sciences, Inc. .................................................... 200,324 23,997
HCA Healthcare, Inc. .................................................... 2,445 1,124
Hologic, Inc. (a) ........................................................ 3,602 266
Humana, Inc. .......................................................... 1,964 546
IDEXX Laboratories, Inc. (a) ............................................... 1,141 718
Illumina, Inc. (a) ........................................................ 2,507 310
Incyte Corp. (a) ......................................................... 3,111 291
Insmed, Inc. (a) ......................................................... 34,248 6,493
Insulet Corp. (a) ........................................................ 1,142 357
Intuitive Surgical, Inc. (a) ................................................. 14,256 7,617
IQVIA Holdings, Inc. (a) .................................................. 2,797 605
Johnson & Johnson ..................................................... 152,710 28,842
Labcorp Holdings, Inc. ................................................... 1,360 345
McKesson Corp. ....................................................... 6,490 5,266
Medtronic PLC ........................................................ 105,155 9,538
Merck & Co., Inc. ...................................................... 180,700 15,537
Mettler-Toledo International, Inc. (a) ......................................... 337 477
Molina Healthcare, Inc. (a) ................................................ 872 134
Natera, Inc. (a) ......................................................... 29,139 5,797
Pfizer, Inc. ............................................................ 441,902 10,893
Quest Diagnostics, Inc. ................................................... 22,894 4,028
Regeneron Pharmaceuticals, Inc. ............................................ 1,492 973
ResMed, Inc. .......................................................... 2,083 514
Royalty Pharma PLC , Class A .............................................. 154,547 5,802
STERIS PLC .......................................................... 1,598 377
Stryker Corp. .......................................................... 5,126 1,826
The Cigna Group ....................................................... 25,385 6,204
The Cooper Cos., Inc. (a) .................................................. 3,233 226
Thermo Fisher Scientific, Inc. .............................................. 5,403 3,066
UnitedHealth Group, Inc. ................................................. 36,177 12,357
Veeva Systems, Inc. , Class A (a) ............................................. 2,141 623
Vertex Pharmaceuticals, Inc. (a) ............................................. 3,671 1,562
Waters Corp. (a) ........................................................ 968 338
West Pharmaceutical Services, Inc. .......................................... 1,164 328
Zimmer Biomet Holdings, Inc. ............................................. 3,222 324
Zoetis, Inc. ........................................................... 6,377 919
266,474
Industrials (8.0%):
3M Co. .............................................................. 38,426 6,398
Automatic Data Processing, Inc. ............................................ 60,721 15,806
Broadridge Financial Solutions, Inc. ......................................... 17,100 3,769
Builders FirstSource, Inc. (a) ............................................... 16,319 1,896
BWX Technologies, Inc. .................................................. 16,036 3,425
C.H. Robinson Worldwide, Inc. ............................................. 43,600 6,714
Carlisle Cos., Inc. ....................................................... 15,275 4,965
Caterpillar, Inc. ........................................................ 42,102 24,304
Clean Harbors, Inc. (a) ................................................... 16,606 3,496
Comfort Systems USA, Inc. ............................................... 4,700 4,538
Cummins, Inc. ......................................................... 28,042 12,273
Expeditors International of Washington, Inc. .................................... 47,225 5,757
FedEx Corp. .......................................................... 23,755 6,030
GE Vernova, Inc. ....................................................... 3,707 2,169

Victory Portfolios III
Victory Growth & Income Fund
38
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
HEICO Corp. , Class A ................................................... 19,455 $ 4,820
Howmet Aerospace, Inc. .................................................. 21,558 4,440
Leidos Holdings, Inc. .................................................... 15,600 2,971
Lockheed Martin Corp. ................................................... 24,909 12,252
Masco Corp. .......................................................... 80,020 5,182
Otis Worldwide Corp. .................................................... 141,337 13,110
Owens Corning ........................................................ 26,033 3,314
Quanta Services, Inc. .................................................... 9,345 4,197
SS&C Technologies Holdings, Inc. .......................................... 58,710 4,986
Trane Technologies PLC .................................................. 16,258 7,294
Uber Technologies, Inc. (a) ................................................ 55,386 5,345
United Parcel Service, Inc. , Class B .......................................... 43,733 4,217
173,668
IT Services (2.4%):
Accenture PLC , Class A .................................................. 66,062 16,522
Cloudflare, Inc. , Class A (a) ................................................ 2,724 690
Cognizant Technology Solutions Corp. , Class A ................................. 128,467 9,363
CoreWeave, Inc. , Class A (a) ............................................... 2,395 320
Gartner, Inc. (a) ........................................................ 630 157
GoDaddy, Inc. , Class A (a) ................................................. 1,159 154
International Business Machines Corp. ........................................ 44,020 13,532
MongoDB, Inc. (a) ...................................................... 692 249
Okta, Inc. (a) .......................................................... 1,401 128
Snowflake, Inc. (a) ...................................................... 33,904 9,320
Twilio, Inc. , Class A (a) ................................................... 1,256 169
VeriSign, Inc. .......................................................... 912 219
50,823
Materials (2.0%):
CF Industries Holdings, Inc. ............................................... 167,030 13,912
CRH PLC ............................................................ 33,082 3,940
LyondellBasell Industries NV , Class A ........................................ 86,082 3,996
Olin Corp. ............................................................ 38,442 796
Packaging Corp. of America ............................................... 31,727 6,211
Reliance, Inc. .......................................................... 24,847 7,017
Steel Dynamics, Inc. ..................................................... 30,088 4,718
The Mosaic Co. ........................................................ 109,700 3,011
43,601
Real Estate (1.9%):
American Healthcare REIT, Inc. ............................................ 35,300 1,600
Brixmor Property Group, Inc. .............................................. 70,700 1,849
Camden Property Trust ................................................... 17,400 1,731
CareTrust REIT, Inc. .................................................... 43,400 1,504
Cousins Properties, Inc. .................................................. 55,400 1,436
Crown Castle, Inc. ...................................................... 2,920 263
CubeSmart ........................................................... 20,033 755
Digital Realty Trust, Inc. .................................................. 4,700 801
Equinix, Inc. .......................................................... 2,847 2,409
Equity Residential ...................................................... 36,200 2,152
First Industrial Realty Trust, Inc. ............................................ 35,600 1,968
Healthpeak Properties, Inc. ................................................ 49,193 883
Invitation Homes, Inc. ................................................... 72,000 2,027
Kimco Realty Corp. ..................................................... 103,518 2,139
Omega Healthcare Investors, Inc. ........................................... 51,800 2,177
Prologis, Inc. .......................................................... 23,761 2,948
Public Storage ......................................................... 7,900 2,201
Realty Income Corp. .................................................... 10,000 580
Simon Property Group, Inc. ............................................... 19,936 3,504
Ventas, Inc. ........................................................... 41,300 3,047
Welltower, Inc. ......................................................... 33,100 5,992
41,966

Victory Portfolios III
Victory Growth & Income Fund
39
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Semiconductors & Semiconductor Equipment (11.2%):
Advanced Micro Devices, Inc. (a) ............................................ 14,557 $ 3,728
Analog Devices, Inc. .................................................... 4,430 1,037
Applied Materials, Inc. ................................................... 51,679 12,046
Broadcom, Inc. ........................................................ 95,100 35,152
First Solar, Inc. (a) ...................................................... 881 235
Intel Corp. (a) .......................................................... 41,895 1,675
KLA Corp. ........................................................... 5,864 7,088
Lam Research Corp. ..................................................... 130,960 20,621
Marvell Technology, Inc. ................................................. 7,679 720
Microchip Technology, Inc. ................................................ 4,674 292
Micron Technology, Inc. .................................................. 9,957 2,228
Monolithic Power Systems, Inc. ............................................ 8,006 8,046
NVIDIA Corp. ......................................................... 595,224 120,527
ON Semiconductor Corp. (a) ............................................... 3,511 176
QUALCOMM, Inc. ..................................................... 104,862 18,970
Skyworks Solutions, Inc. ................................................. 38,927 3,026
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ............................. 14,614 4,391
Teradyne, Inc. ......................................................... 1,339 243
Texas Instruments, Inc. ................................................... 8,120 1,311
241,512
Software (7.6%):
Adobe, Inc. (a) ......................................................... 3,802 1,294
AppLovin Corp. , Class A (a) ............................................... 12,468 7,946
Atlassian Corp. , Class A (a) ................................................ 1,410 239
Autodesk, Inc. (a) ....................................................... 12,791 3,855
Bentley Systems, Inc. , Class B ............................................. 1,664 85
Cadence Design Systems, Inc. (a) ............................................ 2,430 823
Corpay, Inc. (a) ......................................................... 715 186
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 2,137 1,160
Datadog, Inc. , Class A (a) ................................................. 2,747 447
Docusign, Inc. (a) ....................................................... 2,531 185
Dynatrace, Inc. (a) ...................................................... 3,885 197
Fair Isaac Corp. (a) ...................................................... 211 350
Fortinet, Inc. (a) ........................................................ 5,694 492
Gen Digital, Inc. ....................................................... 5,023 132
Guidewire Software, Inc. (a) ............................................... 1,057 247
HubSpot, Inc. (a) ....................................................... 453 223
Intuit, Inc. ............................................................ 7,734 5,163
Microsoft Corp. ........................................................ 180,252 93,336
Nutanix, Inc. , Class A (a) .................................................. 3,239 231
Oracle Corp. .......................................................... 55,153 14,484
Palantir Technologies, Inc. , Class A (a) ........................................ 33,251 6,666
Palo Alto Networks, Inc. (a) ................................................ 29,733 6,548
PTC, Inc. (a) ........................................................... 1,062 211
Roper Technologies, Inc. .................................................. 959 428
Salesforce, Inc. ........................................................ 8,337 2,171
ServiceNow, Inc. (a) ..................................................... 10,057 9,245
Strategy, Inc. (a) ........................................................ 2,361 636
Synopsys, Inc. (a) ....................................................... 11,051 5,015
Tyler Technologies, Inc. (a) ................................................ 383 182
Workday, Inc. , Class A (a) ................................................. 1,914 459
Zoom Communications, Inc. (a) ............................................. 2,312 202
Zscaler, Inc. (a) ......................................................... 865 287
163,125
Technology Hardware, Storage & Peripherals (5.1%):
Apple, Inc. ........................................................... 331,690 89,679
Dell Technologies, Inc. , Class C ............................................ 2,696 437
Hewlett Packard Enterprise Co. ............................................. 211,060 5,154
HP, Inc. .............................................................. 184,865 5,115
NetApp, Inc. .......................................................... 76,072 8,960
Pure Storage, Inc. , Class A (a) .............................................. 2,728 269

Victory Portfolios III
Victory Growth & Income Fund
40
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Seagate Technology Holdings PLC .......................................... 1,936 $ 496
Super Micro Computer, Inc. (a) ............................................. 4,624 240
Western Digital Corp. .................................................... 3,190 479
110,829
Utilities (3.2%):
Alliant Energy Corp. .................................................... 5,434 363
Ameren Corp. ......................................................... 37,625 3,838
American Electric Power Co., Inc. ........................................... 11,762 1,414
American Water Works Co., Inc. ............................................ 4,728 607
Atmos Energy Corp. ..................................................... 3,352 576
CenterPoint Energy, Inc. .................................................. 13,776 527
CMS Energy Corp. ...................................................... 6,299 463
Consolidated Edison, Inc. ................................................. 7,942 774
Constellation Energy Corp. ................................................ 6,912 2,606
Dominion Energy, Inc. ................................................... 18,811 1,104
DTE Energy Co. ....................................................... 4,384 594
Duke Energy Corp. ...................................................... 17,144 2,131
Edison International ..................................................... 203,398 11,264
Entergy Corp. ......................................................... 9,490 912
Evergy, Inc. ........................................................... 115,735 8,890
Eversource Energy ...................................................... 7,770 574
Exelon Corp. .......................................................... 22,286 1,028
FirstEnergy Corp. ....................................................... 12,202 559
NextEra Energy, Inc. .................................................... 45,432 3,698
NiSource, Inc. ......................................................... 89,252 3,758
NRG Energy, Inc. ....................................................... 51,742 8,892
OGE Energy Corp. ...................................................... 81,903 3,615
PG&E Corp. .......................................................... 46,343 740
PPL Corp. ............................................................ 15,657 572
Public Service Enterprise Group, Inc. ......................................... 11,007 887
Sempra .............................................................. 14,395 1,323
The Southern Co. ....................................................... 24,246 2,280
Vistra Corp. ........................................................... 7,428 1,399
WEC Energy Group, Inc. ................................................. 16,325 1,824
Xcel Energy, Inc. ....................................................... 12,713 1,032
68,244
Total Common Stocks (Cost $1,435,992)
a
a
a
2,153,867
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .01% (d) ........ 105,616 106
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .98% (d) ............ 105,616 106
Invesco Government & Agency Portfolio, Institutional Shares , 4 .00% (d) ............... 105,616 105
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .00% (d) . 105,616 105
Total Collateral for Securities Loaned (Cost $422)
a
a
a
422
Total Investments (Cost $1,436,414) — 99.8% 2,154,289
Other assets in excess of liabilities —  0.2% 4,272
NET ASSETS - 100.00% $ 2,158,561
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rate disclosed is the daily yield on October 31, 2025.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
October 31, 2025
Victory Portfolios III
Victory Growth Fund
41
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.9%)
Communication Services (17.4%):
Alphabet, Inc. , Class A ................................................... 320,380 $ 90,088
Alphabet, Inc. , Class C ................................................... 323,270 91,104
Meta Platforms, Inc. , Class A .............................................. 231,058 149,806
Netflix, Inc. (a) ......................................................... 104,322 116,722
The Trade Desk, Inc. , Class A (a) ............................................ 21,680 1,090
The Walt Disney Co. .................................................... 275,363 31,011
479,821
Communications Equipment (0.8%):
Arista Networks, Inc. (a) .................................................. 133,924 21,119
Consumer Discretionary (14.1%):
Alibaba Group Holding Ltd. , ADR (b) ........................................ 7,166 1,221
Amazon.com, Inc. (a) .................................................... 601,551 146,911
Burlington Stores, Inc. (a) (b) ............................................... 87,916 24,053
Chipotle Mexican Grill, Inc. (a) ............................................. 110,827 3,512
NIKE, Inc. , Class B ..................................................... 131,105 8,468
Starbucks Corp. ........................................................ 181,422 14,672
Tesla, Inc. (a) .......................................................... 349,675 159,648
Ulta Beauty, Inc. (a) ..................................................... 32,831 17,068
Yum China Holdings, Inc. ................................................. 67,807 2,933
Yum! Brands, Inc. ...................................................... 74,982 10,363
388,849
Consumer Staples (1.7%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 111,830 9,870
Keurig Dr. Pepper, Inc. ................................................... 218,188 5,926
Monster Beverage Corp. (a) ................................................ 489,722 32,728
48,524
Energy (0.2%):
Diamondback Energy, Inc. ................................................ 32,489 4,652
Financials (6.6%):
Block, Inc. (a) .......................................................... 137,740 10,460
FactSet Research Systems, Inc. ............................................. 28,554 7,618
Huntington Bancshares, Inc. ............................................... 785,031 12,121
LPL Financial Holdings, Inc. ............................................... 30,088 11,353
PayPal Holdings, Inc. (a) .................................................. 124,922 8,653
SEI Investments Co. ..................................................... 162,625 13,109
The Progressive Corp. ................................................... 24,983 5,147
Tradeweb Markets, Inc. , Class A ............................................ 95,883 10,105
Visa, Inc. , Class A ...................................................... 305,373 104,053
182,619
Health Care (9.0%):
Argenx SE , ADR (a) ..................................................... 13,771 11,272
Dexcom, Inc. (a) ........................................................ 76,992 4,482
Eli Lilly & Co. ......................................................... 52,323 45,147
Illumina, Inc. (a) ........................................................ 80,509 9,946
Insmed, Inc. (a) ......................................................... 93,038 17,640
Intuitive Surgical, Inc. (a) ................................................. 57,915 30,943
Natera, Inc. (a) ......................................................... 73,569 14,635
Novartis AG , ADR ...................................................... 108,354 13,413
Novo Nordisk A/S , ADR (b) ............................................... 317,853 15,721
Regeneron Pharmaceuticals, Inc. ............................................ 37,516 24,453
Roche Holding AG , ADR ................................................. 246,475 9,958
Thermo Fisher Scientific, Inc. .............................................. 28,248 16,028
Vertex Pharmaceuticals, Inc. (a) ............................................. 79,766 33,946
247,584
Industrials (5.9%):
Builders FirstSource, Inc. (a) ............................................... 44,659 5,188
BWX Technologies, Inc. .................................................. 43,568 9,307
Clean Harbors, Inc. (a) ................................................... 45,356 9,548

Victory Portfolios III
Victory Growth Fund
42
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Deere & Co. .......................................................... 26,087 $ 12,043
Expeditors International of Washington, Inc. .................................... 108,344 13,207
GE Vernova, Inc. ....................................................... 10,044 5,877
HEICO Corp. , Class A ................................................... 52,871 13,098
Howmet Aerospace, Inc. .................................................. 58,672 12,083
Quanta Services, Inc. .................................................... 25,566 11,482
The Boeing Co. (a) ...................................................... 280,251 56,336
Uber Technologies, Inc. (a) ................................................ 150,556 14,529
162,698
IT Services (2.5%):
Shopify, Inc. , Class A (a) .................................................. 263,816 45,867
Snowflake, Inc. (a) ...................................................... 84,411 23,203
69,070
Semiconductors & Semiconductor Equipment (18.2%):
Broadcom, Inc. ........................................................ 147,156 54,393
Lam Research Corp. ..................................................... 141,631 22,301
Monolithic Power Systems, Inc. ............................................ 20,669 20,773
NVIDIA Corp. ......................................................... 1,857,147 376,054
QUALCOMM, Inc. ..................................................... 88,260 15,966
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ............................. 39,903 11,988
501,475
Software (18.1%):
AppLovin Corp. , Class A (a) ............................................... 28,445 18,129
Autodesk, Inc. (a) ....................................................... 139,124 41,924
Intuit, Inc. ............................................................ 14,441 9,640
Microsoft Corp. ........................................................ 437,266 226,421
Oracle Corp. .......................................................... 428,992 112,657
Palantir Technologies, Inc. , Class A (a) ........................................ 37,282 7,474
Palo Alto Networks, Inc. (a) ................................................ 64,888 14,291
Salesforce, Inc. ........................................................ 109,705 28,568
ServiceNow, Inc. (a) ..................................................... 22,203 20,411
Synopsys, Inc. (a) ....................................................... 25,046 11,366
Workday, Inc. , Class A (a) ................................................. 38,072 9,134
500,015
Technology Hardware, Storage & Peripherals (5.4%):
Apple, Inc. ........................................................... 554,696 149,973
Total Common Stocks (Cost $822,653)
a
a
a
2,756,399
Total Investments (Cost $822,653) — 99.9% 2,756,399
Other assets in excess of liabilities —  0.1% 3,440
NET ASSETS - 100.00% $ 2,759,839
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
ADR
—
American Depositary Receipt

Schedule of Portfolio Investments
October 31, 2025
Victory Portfolios III
Victory Income Stock Fund
43
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.7%)
Communication Services (4.2%):
Alphabet, Inc. , Class A ................................................... 65,900 $ 18,531
Comcast Corp. , Class A .................................................. 724,856 20,176
Electronic Arts, Inc. ..................................................... 34,696 6,941
Meta Platforms, Inc. , Class A .............................................. 21,400 13,875
The New York Times Co. , Class A ........................................... 80,400 4,582
Verizon Communications, Inc. .............................................. 1,121,363 44,563
108,668
Consumer Discretionary (6.3%):
Darden Restaurants, Inc. .................................................. 49,100 8,845
Domino's Pizza, Inc. ..................................................... 19,922 7,938
Garmin Ltd. ........................................................... 38,358 8,206
Lennar Corp. , Class A .................................................... 91,246 11,294
Lowe's Cos., Inc. ....................................................... 138,940 33,086
McDonald's Corp. ...................................................... 51,100 15,250
PulteGroup, Inc. ........................................................ 58,971 7,069
Ralph Lauren Corp. ..................................................... 57,693 18,442
The TJX Cos., Inc. ...................................................... 184,783 25,895
Williams-Sonoma, Inc. ................................................... 73,817 14,346
Wyndham Hotels & Resorts, Inc. ............................................ 600 44
Yum! Brands, Inc. ...................................................... 83,900 11,596
162,011
Consumer Staples (9.0%):
Altria Group, Inc. ....................................................... 981,271 55,324
Colgate-Palmolive Co. ................................................... 240,240 18,511
Ingredion, Inc. ......................................................... 23,200 2,678
Kimberly-Clark Corp. .................................................... 265,548 31,789
PepsiCo, Inc. .......................................................... 122,382 17,879
Philip Morris International, Inc. ............................................. 115,236 16,632
Sysco Corp. ........................................................... 348,631 25,896
Target Corp. .......................................................... 70,486 6,535
The Clorox Co. ........................................................ 13,137 1,477
The Kroger Co. ........................................................ 292,888 18,636
The Procter & Gamble Co. ................................................ 249,358 37,496
232,853
Energy (7.2%):
Chevron Corp. ......................................................... 79,202 12,492
Coterra Energy, Inc. ..................................................... 612,213 14,485
Devon Energy Corp. ..................................................... 399,703 12,986
EOG Resources, Inc. .................................................... 393,454 41,643
Expand Energy Corp. .................................................... 26,979 2,787
Marathon Petroleum Corp. ................................................ 212,855 41,487
Ovintiv, Inc. .......................................................... 161,867 6,072
Valero Energy Corp. ..................................................... 323,141 54,792
186,744
Financials (20.0%):
American Express Co. ................................................... 81,286 29,322
American Financial Group, Inc. ............................................. 51,317 6,757
Ameriprise Financial, Inc. ................................................. 41,940 18,989
Axis Capital Holdings Ltd. ................................................ 33,022 3,093
Bank OZK ............................................................ 170,321 7,663
Capital One Financial Corp. ............................................... 93,701 20,613
Cincinnati Financial Corp. ................................................ 49,665 7,678
East West Bancorp, Inc. .................................................. 125,694 12,771
Equitable Holdings, Inc. .................................................. 56,764 2,804
Evercore, Inc. ......................................................... 44,023 12,967
Everest Group Ltd. ...................................................... 45,797 14,404
Fidelity National Financial, Inc. ............................................ 214,660 11,858
First Horizon Corp. ..................................................... 936,011 19,993
Interactive Brokers Group, Inc. ............................................. 149,128 10,493

Victory Portfolios III
Victory Income Stock Fund
44
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Janus Henderson Group PLC .............................................. 161,661 $ 7,042
JPMorgan Chase & Co. .................................................. 231,962 72,168
Northern Trust Corp. .................................................... 60,538 7,789
Principal Financial Group, Inc. ............................................. 72,424 6,087
Rithm Capital Corp. ..................................................... 333,500 3,658
State Street Corp. ....................................................... 112,035 12,958
Synchrony Financial ..................................................... 336,754 25,048
The Allstate Corp. ...................................................... 148,887 28,515
The Bank of New York Mellon Corp. ......................................... 345,227 37,260
The Goldman Sachs Group, Inc. ............................................ 71,068 56,099
The PNC Financial Services Group, Inc. ...................................... 195,862 35,755
Unum Group .......................................................... 71,564 5,254
W.R. Berkley Corp. ..................................................... 208,514 14,875
Wells Fargo & Co. ...................................................... 169,800 14,768
Zions Bancorp NA ...................................................... 200,500 10,448
517,129
Health Care (14.9%):
Abbott Laboratories ..................................................... 57,400 7,096
AbbVie, Inc. .......................................................... 121,593 26,512
Bristol-Myers Squibb Co. ................................................. 1,073,498 49,456
Cardinal Health, Inc. .................................................... 100,111 19,098
CVS Health Corp. ...................................................... 219,193 17,130
Elevance Health, Inc. .................................................... 27,019 8,570
Gilead Sciences, Inc. .................................................... 467,918 56,052
Johnson & Johnson ..................................................... 302,208 57,078
McKesson Corp. ....................................................... 12,100 9,817
Medtronic PLC ........................................................ 224,025 20,319
Merck & Co., Inc. ...................................................... 371,557 31,947
Pfizer, Inc. ............................................................ 925,179 22,806
Quest Diagnostics, Inc. ................................................... 54,235 9,543
Royalty Pharma PLC , Class A .............................................. 397,102 14,907
The Cigna Group ....................................................... 55,200 13,491
UnitedHealth Group, Inc. ................................................. 60,000 20,494
384,316
Industrials (14.0%):
3M Co. .............................................................. 97,840 16,290
Automatic Data Processing, Inc. ............................................ 155,925 40,587
Broadridge Financial Solutions, Inc. ......................................... 43,300 9,543
C.H. Robinson Worldwide, Inc. ............................................. 112,404 17,309
Carlisle Cos., Inc. ....................................................... 39,161 12,729
Caterpillar, Inc. ........................................................ 107,940 62,309
Comfort Systems USA, Inc. ............................................... 11,800 11,394
Cummins, Inc. ......................................................... 71,581 31,330
Expeditors International of Washington, Inc. .................................... 121,823 14,850
FedEx Corp. .......................................................... 37,801 9,595
Leidos Holdings, Inc. .................................................... 40,200 7,657
Lockheed Martin Corp. ................................................... 63,971 31,466
Masco Corp. .......................................................... 201,124 13,025
Otis Worldwide Corp. .................................................... 363,078 33,679
Owens Corning ........................................................ 67,595 8,606
SS&C Technologies Holdings, Inc. .......................................... 151,588 12,873
Trane Technologies PLC .................................................. 41,432 18,588
United Parcel Service, Inc. , Class B .......................................... 112,741 10,871
362,701
Information Technology (12.0%):
Accenture PLC , Class A .................................................. 152,667 38,182
Applied Materials, Inc. ................................................... 114,260 26,634
Cisco Systems, Inc. ..................................................... 700,671 51,226
Cognizant Technology Solutions Corp. , Class A ................................. 316,263 23,049
Hewlett Packard Enterprise Co. ............................................. 510,830 12,474
HP, Inc. .............................................................. 457,780 12,667
International Business Machines Corp. ........................................ 92,222 28,350

Victory Portfolios III
Victory Income Stock Fund
45
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
KLA Corp. ........................................................... 12,013 $ 14,521
Lam Research Corp. ..................................................... 173,211 27,274
NetApp, Inc. .......................................................... 191,412 22,545
QUALCOMM, Inc. ..................................................... 243,671 44,080
Skyworks Solutions, Inc. ................................................. 99,864 7,761
308,763
Materials (4.1%):
CF Industries Holdings, Inc. ............................................... 428,221 35,667
CRH PLC ............................................................ 85,879 10,228
LyondellBasell Industries NV , Class A ........................................ 220,691 10,245
Olin Corp. ............................................................ 100,092 2,072
Packaging Corp. of America ............................................... 50,396 9,866
Reliance, Inc. .......................................................... 63,782 18,014
Steel Dynamics, Inc. ..................................................... 77,139 12,095
The Mosaic Co. ........................................................ 280,600 7,702
105,889
Real Estate (4.2%):
American Healthcare REIT, Inc. ............................................ 97,200 4,405
Brixmor Property Group, Inc. .............................................. 185,100 4,842
Camden Property Trust ................................................... 44,200 4,397
CareTrust REIT, Inc. .................................................... 111,400 3,860
Cousins Properties, Inc. .................................................. 136,300 3,534
Crown Castle, Inc. ...................................................... 7,545 681
CubeSmart ........................................................... 52,134 1,964
Digital Realty Trust, Inc. .................................................. 12,300 2,096
Equinix, Inc. .......................................................... 7,354 6,222
Equity Residential ...................................................... 95,200 5,659
First Industrial Realty Trust, Inc. ............................................ 92,500 5,113
Healthpeak Properties, Inc. ................................................ 128,078 2,299
Invitation Homes, Inc. ................................................... 181,800 5,118
Kimco Realty Corp. ..................................................... 266,129 5,498
Omega Healthcare Investors, Inc. ........................................... 137,800 5,792
Prologis, Inc. .......................................................... 60,917 7,559
Public Storage ......................................................... 20,400 5,683
Realty Income Corp. .................................................... 25,600 1,484
Simon Property Group, Inc. ............................................... 51,169 8,993
Ventas, Inc. ........................................................... 107,800 7,955
Welltower, Inc. ......................................................... 84,900 15,370
108,524
Utilities (3.8%):
Ameren Corp. ......................................................... 80,600 8,223
Edison International ..................................................... 500,571 27,722
Evergy, Inc. ........................................................... 284,992 21,890
NiSource, Inc. ......................................................... 202,900 8,544
NRG Energy, Inc. ....................................................... 120,795 20,760
OGE Energy Corp. ...................................................... 212,311 9,371
WEC Energy Group, Inc. ................................................. 23,811 2,660
99,170
Total Common Stocks (Cost $2,126,473)
a
a
a
2,576,768
Total Investments (Cost $2,126,473) — 99.7% 2,576,768
Other assets in excess of liabilities —  0.3% 8,584
NET ASSETS - 100.00% $ 2,585,352
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
October 31, 2025
Victory Portfolios III
Victory Science & Technology Fund
46
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.2%)
Australia (0.3%):
Information Technology (0.3%):
Atlassian Corp. , Class A (a) ................................................ 24,009 $ 4,067
Belgium (0.0%):(b)
Health Care (0.0%):(b)
UCB SA ............................................................. 483 124
Canada (0.6%):
Health Care (0.0%):(b)
Xenon Pharmaceuticals, Inc. (a) ............................................. 1,137 48
Information Technology (0.6%):
Celestica, Inc. (a) ....................................................... 11,558 3,981
Shopify, Inc. , Class A (a) .................................................. 24,380 4,239
8,220
8,268
China (0.0%):(b)
Health Care (0.0%):(b)
GenFleet Therapeutics Shanghai, Inc. , Class H (a) ................................ 600 2
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , Class H (a) ............................. 4,318 42
44
Denmark (0.0%):(b)
Health Care (0.0%):(b)
Ascendis Pharma A/S , ADR (a) ............................................. 331 67
Germany (0.2%):
Information Technology (0.2%):
SAP SE , ADR ......................................................... 9,842 2,559
Ireland (0.2%):
Health Care (0.0%):(b)
ICON PLC (a) ......................................................... 422 73
Medtronic PLC ........................................................ 2,878 261
334
Information Technology (0.2%):
Accenture PLC , Class A .................................................. 11,341 2,836
3,170
Israel (1.6%):
Information Technology (1.6%):
CyberArk Software Ltd. (a) ................................................ 24,161 12,582
Monday.com Ltd. (a) ..................................................... 16,121 3,309
Wix.com Ltd. (a) ........................................................ 45,552 6,630
22,521
Italy (0.0%):(b)
Health Care (0.0%):(b)
DiaSorin SpA ......................................................... 229 20
Netherlands (0.5%):
Health Care (0.0%):(b)
Argenx SE , ADR (a) ..................................................... 139 114
Pharvaris NV (a) ........................................................ 2,001 44
QIAGEN NV .......................................................... 1,179 55
213
Information Technology (0.5%):
ASML Holding NV , Registered Shares , NYS ................................... 3,883 4,113
NXP Semiconductors NV ................................................. 12,058 2,522
6,635
6,848
South Korea (0.2%):
Information Technology (0.2%):
SK hynix, Inc. ......................................................... 8,626 3,357

Victory Portfolios III
Victory Science & Technology Fund
47
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Switzerland (0.0%):(b)
Health Care (0.0%):(b)
Galderma Group AG (a) .................................................. 493 $ 91
Oculis Holding AG (a) .................................................... 2,425 47
138
Taiwan (0.9%):
Information Technology (0.9%):
Silicon Motion Technology Corp. , ADR ....................................... 75,238 7,382
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 101,505 4,909
12,291
Thailand (0.7%):
Information Technology (0.7%):
Fabrinet (a) ............................................................ 23,330 10,278
United Kingdom (0.0%):(b)
Health Care (0.0%):(b)
AstraZeneca PLC , ADR .................................................. 1,380 114
GSK PLC ............................................................ 5,553 130
Immunocore Holdings PLC , ADR (a) ......................................... 1,149 38
282
United States (92.9%):
Communication Services (13.8%):
Alphabet, Inc. , Class A ................................................... 212,782 59,832
Meta Platforms, Inc. , Class A .............................................. 125,808 81,568
Netflix, Inc. (a) ......................................................... 24,924 27,886
Pinterest, Inc. , Class A (a) ................................................. 83,715 2,771
Reddit, Inc. , Class A (a) ................................................... 53,369 11,151
ROBLOX Corp. , Class A (a) ............................................... 28,049 3,190
Take-Two Interactive Software, Inc. (a) ........................................ 41,005 10,512
The Trade Desk, Inc. , Class A (a) ............................................ 42,790 2,152
199,062
Consumer Discretionary (4.1%):
Airbnb, Inc. , Class A (a) .................................................. 8,596 1,088
Amazon.com, Inc. (a) .................................................... 236,855 57,845
Navan, Inc. , Class A (a) ................................................... 4,900 99
59,032
Consumer Staples (0.3%):
Maplebear, Inc. (a) ...................................................... 133,277 4,913
Financials (3.4%):
Block, Inc. (a) .......................................................... 26,740 2,031
Coinbase Global, Inc. , Class A (a) ........................................... 12,305 4,230
HCI Group, Inc. ........................................................ 18,012 3,675
Mastercard, Inc. , Class A ................................................. 17,780 9,814
PayPal Holdings, Inc. (a) .................................................. 89,276 6,184
Toast, Inc. , Class A (a) .................................................... 125,017 4,518
Visa, Inc. , Class A ...................................................... 48,458 16,512
WEX, Inc. (a) .......................................................... 11,025 1,608
48,572
Health Care (11.4%):
Abbott Laboratories ..................................................... 1,638 203
AbbVie, Inc. .......................................................... 2,233 487
Absci Corp. (a) (c) ....................................................... 363,982 1,558
Acadia Healthcare Co., Inc. (a) .............................................. 2,342 50
Agilent Technologies, Inc. ................................................. 1,184 173
Agios Pharmaceuticals, Inc. (a) ............................................. 998 43
Align Technology, Inc. (a) ................................................. 434 60
Alignment Healthcare, Inc. (a) .............................................. 3,057 52
Alnylam Pharmaceuticals, Inc. (a) ........................................... 187 85
Amicus Therapeutics, Inc. (a) ............................................... 6,407 58
AnaptysBio, Inc. (a) (c) ................................................... 188,887 6,909

Victory Portfolios III
Victory Science & Technology Fund
48
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Apellis Pharmaceuticals, Inc. (a) ............................................ 2,204 $ 47
Apogee Therapeutics, Inc. (a) ............................................... 76,945 4,354
Arcellx, Inc. (a) ........................................................ 52,168 4,708
Arcus Biosciences, Inc. (a) ................................................. 1,551 31
Avantor, Inc. (a) ........................................................ 6,347 75
Biogen, Inc. (a) ......................................................... 671 104
Bio-Techne Corp. ....................................................... 1,363 85
Boston Scientific Corp. (a) ................................................. 3,187 321
Bridgebio Pharma, Inc. (a) ................................................. 126,149 7,902
Bristol-Myers Squibb Co. ................................................. 2,452 113
CAMP4 Therapeutics Corp. (a) (c) ........................................... 227,800 948
Cardinal Health, Inc. .................................................... 689 131
Celldex Therapeutics, Inc. (a) ............................................... 1,802 48
Cencora, Inc. .......................................................... 915 309
Charles River Laboratories International, Inc. (a) ................................. 307 55
Crinetics Pharmaceuticals, Inc. (a) ........................................... 143,904 6,260
CVS Health Corp. ...................................................... 153 12
Cytokinetics, Inc. (a) ..................................................... 835 53
Danaher Corp. ......................................................... 1,339 288
Dianthus Therapeutics, Inc. (a) .............................................. 1,430 50
Disc Medicine, Inc. (a) ................................................... 92,347 7,962
Dyne Therapeutics, Inc. (a) ................................................ 103,201 2,330
Edwards Lifesciences Corp. (a) ............................................. 3,810 314
Elanco Animal Health, Inc. (a) .............................................. 2,988 66
Elevance Health, Inc. .................................................... 553 175
Eli Lilly & Co. ......................................................... 12,879 11,113
Encompass Health Corp. .................................................. 558 64
Guardant Health, Inc. (a) .................................................. 223,896 20,827
HCA Healthcare, Inc. .................................................... 299 137
HeartFlow, Inc. (a) ...................................................... 64 2
Ideaya Biosciences, Inc. (a) ................................................ 161,707 5,152
Insmed, Inc. (a) ......................................................... 85,089 16,133
Intuitive Surgical, Inc. (a) ................................................. 765 409
Ionis Pharmaceuticals, Inc. (a) .............................................. 1,000 74
Johnson & Johnson ..................................................... 2,458 464
Kymera Therapeutics, Inc. (a) .............................................. 27,595 1,706
Labcorp Holdings, Inc. ................................................... 351 89
Madrigal Pharmaceuticals, Inc. (a) ........................................... 102 43
MBX Biosciences, Inc. (a) ................................................. 2,911 64
Merck & Co., Inc. ...................................................... 5,090 438
Natera, Inc. (a) ......................................................... 53,345 10,612
Nuvalent, Inc. , Class A (a) ................................................. 388 39
Olema Pharmaceuticals, Inc. (a) ............................................. 256,131 2,298
Option Care Health, Inc. (a) ................................................ 2,135 56
ORIC Pharmaceuticals, Inc. (a) ............................................. 360,193 4,740
Protagonist Therapeutics, Inc. (a) ............................................ 78,317 6,157
PTC Therapeutics, Inc. (a) ................................................. 700 48
Revolution Medicines, Inc. (a) .............................................. 153,979 9,060
Scholar Rock Holding Corp. (a) ............................................. 749 22
Soleno Therapeutics, Inc. (a) ............................................... 753 51
Spyre Therapeutics, Inc. (a) (c) .............................................. 77,126 1,887
STERIS PLC .......................................................... 260 61
Structure Therapeutics, Inc. , ADR (a) ......................................... 2,482 83
Stryker Corp. .......................................................... 351 125
Thermo Fisher Scientific, Inc. .............................................. 456 259
Twist Bioscience Corp. (a) ................................................. 83,568 2,749
Ultragenyx Pharmaceutical, Inc. (a) .......................................... 103,885 3,594
United Therapeutics Corp. (a) .............................................. 329 147
UnitedHealth Group, Inc. ................................................. 1,774 606
Vaxcyte, Inc. (a) ........................................................ 627 28
Veeva Systems, Inc. , Class A (a) ............................................. 16,295 4,745
Vertex Pharmaceuticals, Inc. (a) ............................................. 17,192 7,316
Viridian Therapeutics, Inc. (a) .............................................. 250,211 5,912

Victory Portfolios III
Victory Science & Technology Fund
49
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Zymeworks, Inc. (a) ..................................................... 82,922 $ 1,583
165,312
Information Technology (59.9%):
Adobe, Inc. (a) ......................................................... 10,416 3,545
Advanced Micro Devices, Inc. (a) ............................................ 16,385 4,197
Aehr Test Systems (a) (c) .................................................. 272,002 7,069
Amphenol Corp. , Class A ................................................. 49,783 6,937
Appfolio, Inc. , Class A (a) ................................................. 11,793 3,000
Apple, Inc. ........................................................... 134,454 36,352
Applied Materials, Inc. ................................................... 4,859 1,133
AppLovin Corp. , Class A (a) ............................................... 68,013 43,347
Arista Networks, Inc. (a) .................................................. 162,265 25,588
Autodesk, Inc. (a) ....................................................... 23,548 7,096
Broadcom, Inc. ........................................................ 117,207 43,323
Cadence Design Systems, Inc. (a) ............................................ 13,237 4,483
Cirrus Logic, Inc. (a) ..................................................... 5,493 729
Coherent Corp. (a) ...................................................... 138,754 18,310
Corpay, Inc. (a) ......................................................... 13,160 3,426
Credo Technology Group Holding Ltd. (a) ..................................... 104,855 19,673
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 2,908 1,579
Dell Technologies, Inc. , Class C ............................................ 11,817 1,914
Docusign, Inc. (a) ....................................................... 58,372 4,269
Dropbox, Inc. , Class A (a) ................................................. 88,277 2,560
Dynatrace, Inc. (a) ...................................................... 126,144 6,379
Elastic NV (a) .......................................................... 22,622 2,018
F5, Inc. (a) ............................................................ 5,074 1,284
Fair Isaac Corp. (a) ...................................................... 5,214 8,653
First Solar, Inc. (a) ...................................................... 6,289 1,679
Flex Ltd. (a) ........................................................... 73,296 4,582
Fortinet, Inc. (a) ........................................................ 82,953 7,170
Gartner, Inc. (a) ........................................................ 8,247 2,048
Gitlab, Inc. , Class A (a) ................................................... 73,206 3,569
GoDaddy, Inc. , Class A (a) ................................................. 30,211 4,022
Impinj, Inc. (a) ......................................................... 29,708 6,006
Intuit, Inc. ............................................................ 11,718 7,822
Jabil, Inc. ............................................................ 15,213 3,360
JFrog Ltd. (a) .......................................................... 193,638 9,194
KLA Corp. ........................................................... 8,423 10,181
Klaviyo, Inc. , Class A (a) .................................................. 307,600 7,998
Lam Research Corp. ..................................................... 160,801 25,320
MACOM Technology Solutions Holdings, Inc. (a) ................................ 142,052 21,042
Manhattan Associates, Inc. (a) .............................................. 5,650 1,029
MaxLinear, Inc. (a) ...................................................... 531,773 8,056
Microsoft Corp. ........................................................ 184,786 95,684
MKS, Inc. ............................................................ 19,649 2,824
Monolithic Power Systems, Inc. ............................................ 24,088 24,208
Motorola Solutions, Inc. .................................................. 7,478 3,041
NetApp, Inc. .......................................................... 16,596 1,955
Novanta, Inc. (a) ........................................................ 42,588 5,409
Nutanix, Inc. , Class A (a) .................................................. 72,701 5,179
NVIDIA Corp. ......................................................... 769,197 155,755
Oracle Corp. .......................................................... 139,322 36,587
Palantir Technologies, Inc. , Class A (a) ........................................ 81,036 16,245
Pegasystems, Inc. ....................................................... 101,572 6,465
Pure Storage, Inc. , Class A (a) .............................................. 50,058 4,941
QUALCOMM, Inc. ..................................................... 7,704 1,394
RingCentral, Inc. , Class A (a) ............................................... 83,896 2,527
Riot Platforms, Inc. (a) ................................................... 88,318 1,747
Salesforce, Inc. ........................................................ 12,908 3,361
Samsara, Inc. , Class A (a) ................................................. 60,442 2,428
Seagate Technology Holdings PLC .......................................... 3,582 917
Semtech Corp. (a) ....................................................... 225,827 15,325
ServiceNow, Inc. (a) ..................................................... 38,472 35,367

Victory Portfolios III
Victory Science & Technology Fund
50
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Snowflake, Inc. (a) ...................................................... 92,160 $ 25,333
Strategy, Inc. (a) ........................................................ 13,464 3,629
Synopsys, Inc. (a) ....................................................... 19,931 9,045
Trimble, Inc. (a) ........................................................ 94,251 7,516
Varonis Systems, Inc. (a) .................................................. 354,770 12,499
Workday, Inc. , Class A (a) ................................................. 10,926 2,621
Zscaler, Inc. (a) ......................................................... 11,916 3,946
865,890
1,342,781
Uruguay (0.1%):
Consumer Discretionary (0.1%):
MercadoLibre, Inc. (a) .................................................... 717 1,669
Total Common Stocks (Cost $677,167) 1,418,484
Rights (0.0%)(b)
United States (0.0%):(b)
Health Care (0.0%):(b)
ABIOMED, Inc., CVR , expiring 1/2/26 (a) (d) ................................... 145 — (e)
Total Rights (Cost $–) — (e)
Warrants (0.0%)(b)
United States (0.0%):(b)
Health Care (0.0%):(b)
Athenex, Inc. , expiring 8/15/27 (a) (d) ......................................... 5,153,482 — (e)
Total Warrants (Cost $52) — (e)
Exchange-Traded Funds (0.3%)
United States (0.3%):
iShares Expanded Tech Sector ETF (c) ........................................ 33,652 4,505
Total Exchange-Traded Funds (Cost $3,661) 4,505
Collateral for Securities Loaned (1.0%)^
United States (1.0%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .01% (f) ........ 3,755,717 3,756
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .98% (f) ............ 3,755,717 3,755
Invesco Government & Agency Portfolio, Institutional Shares , 4 .00% (f) ................ 3,755,717 3,756
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .00% (f) . 3,755,717 3,756
Total Collateral for Securities Loaned (Cost $15,023) 15,023
Total Investments (Cost $695,903) — 99.5% 1,438,012
Other assets in excess of liabilities — 0.5% 6,770
NET ASSETS - 100.00% $ 1,444,782
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) All or a portion of this security is on loan.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of October 31, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(e) Rounds to less than $1 thousand.
(f) Rate disclosed is the daily yield on October 31, 2025.
ADR
—
American Depositary Receipt
CVR
—
Contingent Value Right
ETF
—
Exchange-Traded Fund
NYS
—
New York Registered Shares
PLC
—
Public Limited Company

Schedule of Portfolio Investments
October 31, 2025
Victory Portfolios III
Victory Small Cap Stock Fund
51
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.1%)
Communication Services (2.7%):
Cable One, Inc. ........................................................ 5,161 $ 767
Cargurus, Inc.(a) ....................................................... 75,339 2,646
Cinemark Holdings, Inc. .................................................. 44,548 1,203
Cogent Communications Holdings, Inc. ....................................... 20,527 847
Gray Media, Inc. ....................................................... 292,547 1,337
IDT Corp., Class B ...................................................... 21,756 1,102
Madison Square Garden Sports Corp.(a) ....................................... 4,390 941
Magnite, Inc.(a) ........................................................ 287,084 5,133
MediaAlpha, Inc., Class A(a) .............................................. 76,880 980
Nexstar Media Group, Inc. ................................................ 6,100 1,194
Nexxen International Ltd.(a) ............................................... 151,802 1,248
Playtika Holding Corp. ................................................... 171,328 629
Yelp, Inc.(a) ........................................................... 68,353 2,254
Ziff Davis, Inc.(a) ....................................................... 53,294 1,807
22,088
Consumer Discretionary (10.1%):
Academy Sports & Outdoors, Inc. ........................................... 14,865 712
American Eagle Outfitters, Inc. ............................................. 135,597 2,266
Atmus Filtration Technologies, Inc. .......................................... 45,990 2,092
Bath & Body Works, Inc. ................................................. 40,820 999
Beazer Homes USA, Inc.(a) ............................................... 28,570 640
Boot Barn Holdings, Inc.(a) ............................................... 8,962 1,700
Brinker International, Inc.(a) ............................................... 13,120 1,426
Brunswick Corp. ....................................................... 16,475 1,089
Build-A-Bear Workshop, Inc. .............................................. 33,212 1,801
Cricut, Inc., Class A ..................................................... 181,369 963
First Watch Restaurant Group, Inc.(a) ........................................ 51,608 851
Frontdoor, Inc.(a) ....................................................... 37,822 2,512
Garrett Motion, Inc. ..................................................... 238,643 4,043
Genius Sports Ltd.(a) .................................................... 209,319 2,357
G-III Apparel Group Ltd.(a) ............................................... 54,528 1,464
Global-e Online Ltd.(a) .................................................. 49,651 1,809
Group 1 Automotive, Inc. ................................................. 1,280 509
Hamilton Beach Brands Holding Co., Class A ................................... 30,243 426
Installed Building Products, Inc. ............................................ 7,970 1,978
KB Home ............................................................ 32,731 2,043
Kontoor Brands, Inc. .................................................... 25,596 2,071
Kura Sushi USA, Inc., Class A(a)(b) ......................................... 21,963 1,250
Latham Group, Inc.(a) ................................................... 63,180 458
Life Time Group Holdings, Inc.(a) ........................................... 65,318 1,615
Lindblad Expeditions Holdings, Inc.(a) ....................................... 28,411 343
Marriott Vacations Worldwide Corp. ......................................... 17,834 1,177
Modine Manufacturing Co.(a) .............................................. 17,010 2,606
Monarch Casino & Resort, Inc. ............................................. 19,551 1,761
Norwegian Cruise Line Holdings Ltd.(a) ...................................... 13,827 310
Penn Entertainment, Inc.(a) ................................................ 47,500 782
Phinia, Inc. ........................................................... 52,127 2,706
Phoenix Education Partners, Inc.(a) .......................................... 13,238 489
PVH Corp. ........................................................... 12,900 1,010
Sally Beauty Holdings, Inc.(a) .............................................. 112,000 1,692
SharkNinja, Inc.(a) ...................................................... 13,021 1,113
Signet Jewelers Ltd. ..................................................... 53,725 5,311
Sportradar Group AG(a) .................................................. 116,286 2,978
Steven Madden Ltd. ..................................................... 41,725 1,415
Taylor Morrison Home Corp.(a) ............................................ 95,067 5,635
The Buckle, Inc. ........................................................ 73,312 4,017
The Cheesecake Factory, Inc.(b) ............................................ 9,540 475
The Goodyear Tire & Rubber Co.(a) ......................................... 138,500 954
Topgolf Callaway Brands Corp.(a) ........................................... 87,926 827
Tri Pointe Homes, Inc.(a) ................................................. 102,159 3,254
Universal Technical Institute, Inc.(a) ......................................... 26,056 774

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Victory Small Cap Stock Fund
52
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Victoria's Secret & Co.(a) ................................................. 55,000 $ 1,939
Visteon Corp. .......................................................... 12,450 1,334
Winmark Corp. ........................................................ 1,337 539
Winnebago Industries, Inc. ................................................ 37,155 1,401
YETI Holdings, Inc.(a) ................................................... 21,940 746
82,662
Consumer Staples (2.4%):
Cal-Maine Foods, Inc. ................................................... 31,998 2,809
Dole PLC ............................................................ 159,784 2,036
Edgewell Personal Care Co. ............................................... 43,321 840
elf Beauty, Inc.(a) ....................................................... 12,028 1,469
Interparfums, Inc. ....................................................... 12,496 1,114
Medifast, Inc.(a) ....................................................... 59,889 720
Nomad Foods Ltd. ...................................................... 89,320 1,009
Oddity Tech Ltd.(a) ..................................................... 49,477 2,239
Sprouts Farmers Market, Inc.(a) ............................................ 9,628 760
SunOpta, Inc.(a) ........................................................ 396,910 2,072
The Andersons, Inc. ..................................................... 35,342 1,637
The Chefs' Warehouse, Inc.(a) .............................................. 25,900 1,528
United Natural Foods, Inc.(a) .............................................. 30,306 1,141
19,374
Energy (4.8%):
Atlas Energy Solutions, Inc.(b) ............................................. 63,660 788
Cactus, Inc., Class A ..................................................... 36,510 1,613
California Resources Corp. ................................................ 30,650 1,446
Centrus Energy Corp., Class A(a)(b) ......................................... 6,743 2,478
Core Natural Resources, Inc. ............................................... 36,266 2,865
DHT Holdings, Inc. ..................................................... 68,900 915
Gulfport Energy Corp.(a) ................................................. 12,990 2,416
Magnolia Oil & Gas Corp., Class A .......................................... 73,541 1,652
Matador Resources Co. ................................................... 21,935 866
Murphy Oil Corp. ...................................................... 187,819 5,315
Northern Oil & Gas, Inc. .................................................. 45,610 1,009
NPK International, Inc.(a) ................................................. 77,315 951
Patterson-UTI Energy, Inc. ................................................ 136,900 858
Plains GP Holdings LP, Class A(a) ........................................... 66,680 1,152
Ranger Energy Services, Inc. ............................................... 139,036 1,910
Scorpio Tankers, Inc. .................................................... 76,904 4,745
SM Energy Co. ........................................................ 100,684 2,103
Talos Energy, Inc.(a) ..................................................... 98,000 961
Teekay Corp. Ltd. ...................................................... 249,764 2,403
Teekay Tankers Ltd., Class A ............................................... 37,550 2,290
Tidewater, Inc.(a) ....................................................... 16,340 827
39,563
Financials (18.2%):
Acadian Asset Management, Inc. ............................................ 57,385 2,760
AGNC Investment Corp.(b) ............................................... 81,000 810
Amalgamated Financial Corp. .............................................. 91,138 2,484
Ameris Bancorp ........................................................ 58,650 4,200
Apollo Commercial Real Estate Finance, Inc. ................................... 63,503 622
Artisan Partners Asset Management, Inc., Class A ................................ 96,842 4,228
Atlanticus Holdings Corp.(a) ............................................... 26,967 1,486
BancFirst Corp. ........................................................ 17,569 1,913
Bank of Hawaii Corp. .................................................... 26,600 1,727
Bank7 Corp. .......................................................... 6,104 253
BOK Financial Corp. .................................................... 14,040 1,468
Bread Financial Holdings, Inc. ............................................. 69,497 4,354
Brighthouse Financial, Inc.(a) .............................................. 16,983 969
Cathay General Bancorp .................................................. 49,168 2,235
CNO Financial Group, Inc. ................................................ 36,100 1,445
Coastal Financial Corp.(a) ................................................ 26,871 2,862
Cohen & Steers, Inc. .................................................... 30,114 2,057

Victory Portfolios III
Victory Small Cap Stock Fund
53
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
CVB Financial Corp. .................................................... 84,475 $ 1,552
Dime Community Bancshares, Inc. .......................................... 47,416 1,245
Donnelley Financial Solutions, Inc.(a) ........................................ 16,312 750
Dynex Capital, Inc.(b) ................................................... 98,500 1,304
Enova International, Inc.(a) ................................................ 28,818 3,446
Essent Group Ltd. ...................................................... 77,090 4,669
Euronet Worldwide, Inc.(a) ................................................ 17,380 1,318
Figure Technology Solutions, Inc., Class A(a) ................................... 31,332 1,241
First American Financial Corp. ............................................. 20,170 1,261
First Bancorp .......................................................... 15,900 772
First Bancorp Puerto Rico ................................................. 157,530 3,070
First Financial Bancorp ................................................... 102,846 2,408
First Interstate BancSystem, Inc., Class A ...................................... 55,865 1,746
First Merchants Corp. .................................................... 44,150 1,566
Flagstar Bank NA ....................................................... 177,500 2,027
FNB Corp. ............................................................ 139,710 2,196
Franklin BSP Realty Trust, Inc. ............................................. 73,133 742
Glacier Bancorp, Inc. .................................................... 45,000 1,838
Globe Life, Inc. ........................................................ 18,970 2,495
Hamilton Insurance Group Ltd., Class B(a) .................................... 136,796 3,238
Hancock Whitney Corp. .................................................. 67,120 3,833
Independent Bank Corp. .................................................. 24,025 1,617
International Bancshares Corp. ............................................. 47,135 3,129
Jackson Financial, Inc., Class A ............................................. 39,164 3,948
Kinsale Capital Group, Inc. ................................................ 4,987 1,992
Ladder Capital Corp. .................................................... 198,382 2,097
Live Oak Bancshares, Inc. ................................................ 43,406 1,352
Marex Group PLC ...................................................... 26,526 805
MFA Financial, Inc. ..................................................... 59,613 536
NBT Bancorp, Inc. ...................................................... 39,350 1,592
Northeast Community Bancorp, Inc. ......................................... 28,725 564
Northwest Bancshares, Inc. ................................................ 134,900 1,580
OFG Bancorp ......................................................... 70,308 2,718
Old National Bancorp .................................................... 99,170 2,026
Old Second Bancorp, Inc. ................................................. 131,764 2,365
PJT Partners, Inc., Class A ................................................ 18,382 2,961
Primerica, Inc. ......................................................... 3,740 972
Prosperity Bancshares, Inc. ................................................ 21,100 1,389
QCR Holdings, Inc. ..................................................... 51,412 3,825
Renasant Corp. ........................................................ 47,120 1,585
RLI Corp. ............................................................ 15,100 890
Shift4 Payments, Inc., Class A(a)(b) ......................................... 3,915 270
Skyward Specialty Insurance Group, Inc.(a) .................................... 50,200 2,289
SouthState Bank Corp. ................................................... 34,224 3,034
StepStone Group, Inc., Class A ............................................. 16,113 981
Stewart Information Services Corp. .......................................... 20,000 1,365
Texas Capital Bancshares, Inc.(a) ........................................... 42,720 3,582
The Bancorp, Inc.(a) ..................................................... 33,150 2,167
The Bank of NT Butterfield & Son Ltd. ....................................... 98,142 4,540
Toast, Inc., Class A(a) .................................................... 32,029 1,158
UMB Financial Corp. .................................................... 20,300 2,170
United Bankshares, Inc. .................................................. 26,620 953
Universal Insurance Holdings, Inc. .......................................... 74,710 2,303
Valley National Bancorp .................................................. 285,180 3,100
Virtus Investment Partners, Inc. ............................................. 7,050 1,148
Western Alliance Bancorp ................................................. 10,750 831
White Mountains Insurance Group Ltd. ....................................... 700 1,333
World Acceptance Corp.(a) ................................................ 14,297 1,822
149,579
Health Care (15.4%):
ACADIA Pharmaceuticals, Inc.(a) ........................................... 18,357 417
AdaptHealth Corp.(a) .................................................... 83,813 753
ADMA Biologics, Inc.(a) ................................................. 35,589 551

Victory Portfolios III
Victory Small Cap Stock Fund
54
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Agios Pharmaceuticals, Inc.(a) ............................................. 22,521 $ 974
Akebia Therapeutics, Inc.(a) ............................................... 247,701 547
Alignment Healthcare, Inc.(a) .............................................. 161,338 2,720
Alkermes PLC(a) ....................................................... 26,718 820
Amicus Therapeutics, Inc.(a) ............................................... 65,506 592
Amphastar Pharmaceuticals, Inc.(a) .......................................... 16,400 418
AnaptysBio, Inc.(a) ..................................................... 25,773 943
Apogee Therapeutics, Inc.(a) ............................................... 35,985 2,036
Arcellx, Inc.(a) ........................................................ 8,747 789
Arcus Biosciences, Inc.(a) ................................................. 77,792 1,534
Arcutis Biotherapeutics, Inc.(a) ............................................. 51,944 1,315
Arrowhead Pharmaceuticals, Inc.(a) .......................................... 24,601 1,043
aTyr Pharma, Inc.(a)(b) ................................................... 174,885 151
Avanos Medical, Inc.(a) .................................................. 70,347 782
Avidity Biosciences, Inc.(a) ............................................... 19,708 1,377
Beam Therapeutics, Inc.(a) ................................................ 19,642 491
Beta Bionics, Inc.(a)(b) ................................................... 23,430 638
BioCryst Pharmaceuticals, Inc.(a) ........................................... 34,864 255
BioLife Solutions, Inc.(a) ................................................. 86,733 2,417
Bridgebio Pharma, Inc.(a) ................................................. 61,973 3,882
Brookdale Senior Living, Inc.(a) ............................................ 116,733 1,082
Catalyst Pharmaceuticals, Inc.(a) ............................................ 21,980 468
Celcuity, Inc.(a) ........................................................ 18,847 1,454
Celldex Therapeutics, Inc.(a) ............................................... 19,216 514
Certara, Inc.(a) ......................................................... 76,338 888
Charles River Laboratories International, Inc.(a) ................................. 4,650 837
Cidara Therapeutics, Inc.(a) ............................................... 6,368 696
Collegium Pharmaceutical, Inc.(a) ........................................... 23,686 853
Corcept Therapeutics, Inc.(a) .............................................. 18,471 1,357
CorVel Corp.(a) ........................................................ 32,453 2,400
Crinetics Pharmaceuticals, Inc.(a) ........................................... 19,935 867
Cytokinetics, Inc.(a) ..................................................... 16,341 1,039
Edgewise Therapeutics, Inc.(a) ............................................. 79,048 1,445
Encompass Health Corp. .................................................. 10,210 1,162
Envista Holdings Corp.(a) ................................................. 65,400 1,331
Exact Sciences Corp.(a) .................................................. 73,821 4,775
EyePoint Pharmaceuticals, Inc.(a) ........................................... 90,004 1,178
GeneDx Holdings Corp.(a) ................................................ 6,018 824
GRAIL, Inc.(a)(b) ...................................................... 15,929 1,464
Halozyme Therapeutics, Inc.(a) ............................................. 9,983 651
HealthEquity, Inc.(a) .................................................... 19,027 1,800
ICU Medical, Inc.(a) .................................................... 10,992 1,320
Immunome, Inc.(a) ...................................................... 83,305 1,339
Immunovant, Inc.(a) ..................................................... 59,927 1,479
Innoviva, Inc.(a) ....................................................... 140,800 2,563
Insmed, Inc.(a) ......................................................... 6,856 1,300
Integra LifeSciences Holdings Corp.(a) ....................................... 44,209 531
Intellia Therapeutics, Inc.(a) ............................................... 29,659 374
iRadimed Corp. ........................................................ 22,165 1,703
iRhythm Technologies, Inc.(a) .............................................. 2,179 408
Kiniksa Pharmaceuticals International PLC(a) .................................. 64,327 2,381
Krystal Biotech, Inc.(a) ................................................... 4,481 885
Kymera Therapeutics, Inc.(a) .............................................. 13,340 825
Lantheus Holdings, Inc.(a) ................................................ 12,910 745
LENZ Therapeutics, Inc.(a)(b) ............................................. 57,574 1,711
Ligand Pharmaceuticals, Inc.(a) ............................................. 5,980 1,144
LivaNova PLC(a) ....................................................... 26,571 1,398
Madrigal Pharmaceuticals, Inc.(a) ........................................... 2,915 1,221
Mirum Pharmaceuticals, Inc.(a) ............................................. 8,263 600
MoonLake Immunotherapeutics(a) .......................................... 33,832 342
Natera, Inc.(a) ......................................................... 4,873 969
Niagen Bioscience, Inc.(a) ................................................ 278,258 2,098
Novavax, Inc.(a)(b) ..................................................... 26,431 222

Victory Portfolios III
Victory Small Cap Stock Fund
55
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Nuvalent, Inc., Class A(a) ................................................. 9,627 $ 956
OptimizeRx Corp.(a) .................................................... 16,914 347
Option Care Health, Inc.(a) ................................................ 40,686 1,059
OrthoPediatrics Corp.(a) .................................................. 128,832 2,170
Owlet, Inc.(a) ......................................................... 94,763 881
Pacira BioSciences, Inc.(a) ................................................ 60,894 1,302
Pediatrix Medical Group, Inc.(a) ............................................ 127,547 2,164
Perrigo Co. PLC ....................................................... 31,900 662
Progyny, Inc.(a) ........................................................ 85,471 1,599
Protagonist Therapeutics, Inc.(a) ............................................ 9,358 736
PTC Therapeutics, Inc.(a) ................................................. 11,592 792
Repligen Corp.(a) ....................................................... 17,206 2,565
Revolution Medicines, Inc.(a) .............................................. 26,311 1,548
Rhythm Pharmaceuticals, Inc.(a) ............................................ 25,817 2,937
Scholar Rock Holding Corp.(a) ............................................. 82,967 2,458
Select Medical Holdings Corp. ............................................. 148,151 2,049
SI-BONE, Inc.(a) ....................................................... 172,564 2,559
SIGA Technologies, Inc. .................................................. 267,831 2,218
Soleno Therapeutics, Inc.(a) ............................................... 13,175 885
Stoke Therapeutics, Inc.(a)(b) .............................................. 41,141 1,236
Supernus Pharmaceuticals, Inc.(a) ........................................... 22,608 1,246
Surgery Partners, Inc.(a) .................................................. 48,170 1,056
Syndax Pharmaceuticals, Inc.(a) ............................................ 98,000 1,343
Talkspace, Inc.(a) ....................................................... 28,977 94
Taysha Gene Therapies, Inc.(a) ............................................. 216,373 1,073
TG Therapeutics, Inc.(a) .................................................. 37,089 1,290
The Ensign Group, Inc. ................................................... 7,740 1,394
The Pennant Group, Inc.(a) ................................................ 18,450 456
Travere Therapeutics, Inc.(a) ............................................... 34,195 1,202
Twist Bioscience Corp.(a) ................................................. 13,107 431
Vera Therapeutics, Inc.(a) ................................................. 11,909 339
Veracyte, Inc.(a) ........................................................ 15,836 571
Vericel Corp.(a) ........................................................ 11,073 388
Viking Therapeutics, Inc.(a)(b) ............................................. 46,445 1,769
Xenon Pharmaceuticals, Inc.(a) ............................................. 21,569 904
Xeris Biopharma Holdings, Inc.(a) .......................................... 181,989 1,765
Zymeworks, Inc.(a) ..................................................... 77,240 1,474
126,006
Industrials (16.3%):
ACCO Brands Corp. .................................................... 541,606 2,036
Alamo Group, Inc. ...................................................... 3,190 570
Ameresco, Inc., Class A(a) ................................................ 67,723 2,676
Apogee Enterprises, Inc. .................................................. 37,991 1,391
Applied Industrial Technologies, Inc. ......................................... 9,908 2,547
ArcBest Corp. ......................................................... 12,700 944
Archer Aviation, Inc., Class A(a) ............................................ 172,479 1,935
Argan, Inc. ........................................................... 14,837 4,543
ASGN, Inc.(a) ......................................................... 24,524 1,098
Atkore, Inc. ........................................................... 38,675 2,678
BlueLinx Holdings, Inc.(a) ................................................ 10,600 694
Boise Cascade Co. ...................................................... 27,108 1,911
BWX Technologies, Inc. .................................................. 6,411 1,369
Casella Waste Systems, Inc.(a) ............................................. 57,609 5,102
CECO Environmental Corp.(a) ............................................. 42,053 2,056
Columbus McKinnon Corp. ............................................... 76,206 1,237
Deluxe Corp. .......................................................... 105,769 1,915
DNOW, Inc.(a) ........................................................ 159,493 2,345
Enovix Corp.(a)(b) ...................................................... 136,295 1,634
ExlService Holdings, Inc.(a) ............................................... 17,549 686
Exponent, Inc. ......................................................... 25,232 1,787
Fluor Corp.(a) ......................................................... 31,960 1,559
FTAI Aviation Ltd. ...................................................... 21,413 3,702
Gates Industrial Corp. PLC(a) .............................................. 253,470 5,597

Victory Portfolios III
Victory Small Cap Stock Fund
56
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Genco Shipping & Trading Ltd. ............................................. 117,804 $ 2,007
Generac Holdings, Inc.(a) ................................................. 2,470 415
Granite Construction, Inc. ................................................. 11,740 1,208
Griffon Corp. .......................................................... 29,063 2,151
Hayward Holdings, Inc.(a) ................................................ 62,720 1,064
Helios Technologies, Inc. ................................................. 25,190 1,395
Hub Group, Inc., Class A ................................................. 32,300 1,190
Huron Consulting Group, Inc.(a) ............................................ 13,017 2,141
ICF International, Inc. ................................................... 18,120 1,455
JBT Marel Corp. ....................................................... 14,221 1,793
Kforce, Inc. ........................................................... 33,160 839
Korn Ferry ........................................................... 40,675 2,632
Kornit Digital Ltd.(a) .................................................... 57,432 775
Legalzoom.com, Inc.(a) .................................................. 187,977 1,874
Liquidity Services, Inc.(a) ................................................. 74,451 1,782
Masterbrand, Inc.(a) ..................................................... 167,360 2,114
Matson, Inc. .......................................................... 32,091 3,240
Mayville Engineering Co., Inc.(a) ........................................... 71,136 1,268
Montrose Environmental Group, Inc.(a) ....................................... 12,907 334
Mueller Industries, Inc. ................................................... 21,445 2,270
NEXTracker, Inc., Class A(a) .............................................. 19,010 1,924
Powell Industries, Inc. ................................................... 464 178
Power Solutions International, Inc.(a) ........................................ 24,767 2,121
RBC Bearings, Inc.(a) ................................................... 11,691 5,010
Redwire Corp.(a)(b) ..................................................... 54,179 426
Resideo Technologies, Inc.(a) .............................................. 86,031 3,682
Ryder System, Inc. ...................................................... 9,135 1,546
Sensata Technologies Holding PLC .......................................... 39,600 1,260
SkyWest, Inc.(a) ........................................................ 15,130 1,520
Sterling Infrastructure, Inc.(a) .............................................. 23,857 9,016
Sun Country Airlines Holdings, Inc.(a) ........................................ 198,758 2,441
Tecogen, Inc.(a)(b) ...................................................... 25,203 252
Terex Corp. ........................................................... 76,656 3,528
The Brink's Co. ........................................................ 16,440 1,827
The Greenbrier Cos., Inc. ................................................. 23,000 961
The Timken Co. ........................................................ 33,561 2,635
Titan International, Inc.(a) ................................................. 100,394 758
Titan Machinery, Inc.(a) .................................................. 36,447 598
Transcat, Inc.(a) ........................................................ 15,448 1,122
TriNet Group, Inc. ...................................................... 17,452 1,047
UFP Industries, Inc. ..................................................... 14,550 1,341
V2X, Inc.(a) .......................................................... 56,092 3,202
Valmont Industries, Inc. .................................................. 3,520 1,455
Wabash National Corp. ................................................... 86,317 692
WillScot Holdings Corp. .................................................. 36,237 788
133,289
Information Technology (16.8%):
A10 Networks, Inc. ..................................................... 137,921 2,460
ACI Worldwide, Inc.(a) .................................................. 27,240 1,297
Adeia, Inc. ............................................................ 142,529 2,429
ADTRAN Holdings, Inc.(a) ............................................... 83,363 869
Agilysys, Inc.(a) ....................................................... 10,275 1,289
Alkami Technology, Inc.(a)(b) .............................................. 66,044 1,340
Arlo Technologies, Inc.(a) ................................................. 20,633 399
Arteris, Inc.(a) ......................................................... 81,440 1,108
Bel Fuse, Inc., Class B ................................................... 23,833 3,670
Belden, Inc. ........................................................... 35,229 4,293
Benchmark Electronics, Inc. ............................................... 68,447 2,999
Box, Inc., Class A(a) .................................................... 82,767 2,656
Cellebrite DI Ltd.(a) ..................................................... 155,115 2,646
Ciena Corp.(a) ......................................................... 8,691 1,651
Clear Secure, Inc., Class A ................................................ 76,077 2,318
Commvault Systems, Inc.(a) ............................................... 28,738 4,001

Victory Portfolios III
Victory Small Cap Stock Fund
57
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Confluent, Inc., Class A(a) ................................................ 36,399 $ 851
Consensus Cloud Solutions, Inc.(a) .......................................... 62,330 1,827
Crane NXT Co. ........................................................ 24,290 1,536
Credo Technology Group Holding Ltd.(a) ..................................... 20,824 3,907
Digital Turbine, Inc.(a) ................................................... 801,212 5,000
Diodes, Inc.(a) ......................................................... 48,211 2,572
Extreme Networks, Inc.(a) ................................................ 221,290 4,209
indie Semiconductor, Inc., Class A(a)(b) ...................................... 1,093,263 5,882
Insight Enterprises, Inc.(a) ................................................ 19,048 1,905
InterDigital, Inc. ....................................................... 737 267
IonQ, Inc.(a) .......................................................... 8,098 505
JFrog Ltd.(a) .......................................................... 41,441 1,968
Klaviyo, Inc., Class A(a) .................................................. 20,360 529
Knowles Corp.(a) ....................................................... 166,501 3,931
Kulicke & Soffa Industries, Inc. ............................................. 60,908 2,432
Lattice Semiconductor Corp.(a) ............................................. 13,170 961
LightPath Technologies, Inc., Class A(a) ...................................... 158,164 1,373
Lumentum Holdings, Inc.(a) ............................................... 9,656 1,946
NetScout Systems, Inc.(a) ................................................. 81,003 2,252
Netskope, Inc., Class A(a) ................................................. 41,270 976
Nova Ltd.(a) .......................................................... 2,199 758
Nutanix, Inc., Class A(a) .................................................. 49,128 3,500
Okta, Inc.(a) .......................................................... 13,636 1,248
Onto Innovation, Inc.(a) .................................................. 26,420 3,566
Photronics, Inc.(a) ...................................................... 70,696 1,690
Plexus Corp.(a) ........................................................ 8,730 1,221
Porch Group, Inc.(a) ..................................................... 587,086 8,836
Qualys, Inc.(a) ......................................................... 17,748 2,188
Rambus, Inc.(a) ........................................................ 19,563 2,012
Sanmina Corp.(a) ....................................................... 33,723 4,622
ScanSource, Inc.(a) ..................................................... 47,526 2,039
Semtech Corp.(a) ....................................................... 23,543 1,598
Silicon Laboratories, Inc.(a) ............................................... 18,033 2,364
Silicon Motion Technology Corp., ADR ....................................... 36,862 3,616
SPS Commerce, Inc.(a) ................................................... 22,086 1,816
Synaptics, Inc.(a) ....................................................... 22,839 1,620
The Descartes Systems Group, Inc.(a) ........................................ 10,732 947
Tower Semiconductor Ltd.(a) .............................................. 32,201 2,742
TTM Technologies, Inc.(a) ................................................ 26,598 1,787
Unusual Machines, Inc.(a)(b) .............................................. 83,988 1,257
Varonis Systems, Inc.(a) .................................................. 20,542 724
Veeco Instruments, Inc.(a) ................................................. 132,615 3,813
Vertex, Inc., Class A(a) ................................................... 31,818 729
Vishay Intertechnology, Inc. ............................................... 73,988 1,256
Weave Communications, Inc.(a) ............................................ 31,105 230
Zeta Global Holdings Corp., Class A(a) ....................................... 52,055 936
137,369
Materials (4.3%):
AdvanSix, Inc. ......................................................... 60,807 1,130
Avient Corp. .......................................................... 33,023 1,059
Cabot Corp. ........................................................... 23,223 1,567
Carpenter Technology Corp. ............................................... 25,732 8,129
Coeur Mining, Inc.(a) .................................................... 62,440 1,072
Commercial Metals Co. .................................................. 53,101 3,152
Hawkins, Inc. ......................................................... 18,606 2,639
Ingevity Corp.(a) ....................................................... 23,500 1,262
Knife River Corp.(a) .................................................... 8,940 541
Materion Corp. ........................................................ 28,179 3,230
O-I Glass, Inc.(a) ....................................................... 118,763 1,341
Olin Corp. ............................................................ 40,973 848
Olympic Steel, Inc. ...................................................... 42,639 1,578
Ryerson Holding Corp. ................................................... 70,560 1,557
Sealed Air Corp. ....................................................... 96,620 3,238

Victory Portfolios III
Victory Small Cap Stock Fund
58
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
SunCoke Energy, Inc. .................................................... 224,483 $ 1,798
Sylvamo Corp. ......................................................... 31,421 1,276
35,417
Real Estate (5.5%):
Acadia Realty Trust ..................................................... 32,145 613
American Healthcare REIT, Inc. ............................................ 53,218 2,412
Apple Hospitality REIT, Inc. ............................................... 60,433 676
Broadstone Net Lease, Inc. ................................................ 155,744 2,791
CareTrust REIT, Inc. .................................................... 74,916 2,596
Compass, Inc., Class A(a) ................................................. 163,157 1,258
COPT Defense Properties ................................................. 66,954 1,886
Curbline Properties Corp. ................................................. 65,900 1,520
Cushman & Wakefield PLC(a) ............................................. 188,859 2,965
DiamondRock Hospitality Co. .............................................. 107,700 842
Douglas Emmett, Inc. .................................................... 135,630 1,755
Easterly Government Properties, Inc. ......................................... 45,100 975
Essential Properties Realty Trust, Inc. ........................................ 79,192 2,366
Four Corners Property Trust, Inc. ............................................ 96,782 2,288
Howard Hughes Holdings, Inc.(a) ........................................... 13,320 1,056
Independence Realty Trust, Inc. ............................................. 53,330 850
Innovative Industrial Properties, Inc. ......................................... 5,622 282
Kite Realty Group Trust .................................................. 39,188 868
LXP Industrial Trust ..................................................... 165,800 1,573
National Health Investors, Inc. ............................................. 10,541 785
Newmark Group, Inc., Class A ............................................. 50,925 908
Phillips Edison & Co., Inc. ................................................ 30,232 1,023
Ryman Hospitality Properties, Inc. ........................................... 9,143 795
Sabra Health Care REIT, Inc. .............................................. 107,138 1,909
Sila Realty Trust, Inc. .................................................... 48,760 1,156
SL Green Realty Corp. ................................................... 14,544 747
STAG Industrial, Inc. .................................................... 28,200 1,079
Summit Hotel Properties, Inc. .............................................. 149,027 766
Sunstone Hotel Investors, Inc. .............................................. 49,204 436
Tanger, Inc. ........................................................... 19,844 646
Terreno Realty Corp. .................................................... 15,966 912
The Macerich Co. ...................................................... 45,028 772
The St. Joe Co. ........................................................ 36,870 2,093
Urban Edge Properties ................................................... 41,364 795
Veris Residential, Inc. .................................................... 76,900 1,104
45,498
Utilities (2.6%):
Avista Corp. .......................................................... 55,927 2,128
Black Hills Corp. ....................................................... 83,631 5,305
Genie Energy Ltd., Class B ................................................ 61,568 926
H2O America ......................................................... 27,820 1,287
MGE Energy, Inc. ...................................................... 5,887 488
National Fuel Gas Co. ................................................... 11,000 868
New Jersey Resources Corp. ............................................... 21,380 947
Northwestern Energy Group, Inc. ........................................... 26,650 1,590
ONE Gas, Inc. ......................................................... 18,829 1,510
Portland General Electric Co. .............................................. 32,501 1,485
Southwest Gas Holdings, Inc. .............................................. 19,956 1,586
Spire, Inc. ............................................................ 22,119 1,911
Unitil Corp. ........................................................... 27,955 1,363
21,394
Total Common Stocks (Cost $682,998)
a
a
a
812,239
Rights (0.0%)(c)
Health Care (0.0%):(c)
Flexion Therapeutics, Inc., CVR, expiring 1/1/26(a)(d) ............................ 58,207 1
OmniAb Operations, Inc., 12.50 Earnout Sha res, expiring 11/1/27(a)(d)(f)(e ) ............ 7,105 —

Victory Portfolios III
Victory Small Cap Stock Fund
59
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Name
Acquisition Date
Cost
OmniAb Operations, Inc., 12.50 Earnout Shares ......................
11/3/2022
$ –
OmniAb Operations, Inc., 15.00 Earnout Shares ......................
11/3/2022
–
Security Description Shares
a
Value
(000)
OmniAb Operations, Inc., 15.00 Earnout Shares, expiring 11/1/27(a)(d)(f)(e) ............ 7,105 —
1
Total Rights (Cost $36)
a
a
a
1
Collateral for Securities Loaned (2.4%)^
Goldman Sachs Financial Square Government Fun d, Institutional Shares, 4.01%(g ) ........ 4,960,681 $ 4,960
HSBC U.S. Government Money Market Fun d, Institutional Shares, 3.98%(g ) ............ 4,960,681 4,961
Invesco Government & Agency Portfoli o, Institutional Shares, 4.00%(g ) ............... 4,960,681 4,961
Morgan Stanley Institutional Liquidity Government Portfoli o, Institutional Shares, 4.00%(g ) . 4,960,681 4,961
Total Collateral for Securities Loaned (Cost $19,843)
a
a
a
19,843
Total Investments (Cost $702,877) — 101.5% 832,083
Liabilities in excess of other assets —  (1.5)% (12,191)
NET ASSETS - 100.00% $ 819,892
At October 31, 2025, the Fund's investments in foreign securities were 8.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of October 31, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(e) Restricted security that is not registered under the Securities Act of 1933.
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities at October 31, 2025.
(g) Rate disclosed is the daily yield on October 31, 2025.
ADR
—
American Depositary Receipt
CVR
—
Contingent Value Right
LP
—
Limited Partnership
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
October 31, 2025
Victory Portfolios III
Victory Value Fund
60
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (97.8%)
Communication Services (5.3%):
Alphabet, Inc. , Class A ................................................... 141,583 $ 39,812
AT&T, Inc. ........................................................... 178,416 4,416
Comcast Corp. , Class A .................................................. 165,263 4,600
Electronic Arts, Inc. ..................................................... 15,335 3,068
Meta Platforms, Inc. , Class A .............................................. 4,550 2,950
Nexstar Media Group, Inc. ................................................ 17,134 3,353
Take-Two Interactive Software, Inc. (a) ........................................ 29,300 7,512
Verizon Communications, Inc. .............................................. 147,982 5,881
71,592
Consumer Discretionary (5.8%):
Airbnb, Inc. , Class A (a) .................................................. 21,564 2,729
Aptiv PLC (a) .......................................................... 64,613 5,240
BorgWarner, Inc. ....................................................... 139,527 5,994
Deckers Outdoor Corp. (a) ................................................. 51,222 4,175
Domino's Pizza, Inc. ..................................................... 4,353 1,734
Expedia Group, Inc. ..................................................... 31,472 6,924
General Motors Co. ..................................................... 48,013 3,317
H&R Block, Inc. ....................................................... 54,279 2,700
Lear Corp. ............................................................ 23,182 2,426
Lowe's Cos., Inc. ....................................................... 23,851 5,680
Mattel, Inc. (a) ......................................................... 587,500 10,798
NVR, Inc. (a) .......................................................... 713 5,141
PulteGroup, Inc. ........................................................ 49,776 5,967
PVH Corp. ........................................................... 28,598 2,240
Toll Brothers, Inc. ...................................................... 60,700 8,191
Ulta Beauty, Inc. (a) ..................................................... 9,716 5,051
78,307
Consumer Staples (5.5%):
Altria Group, Inc. ....................................................... 129,528 7,303
Coca-Cola Consolidated, Inc. .............................................. 37,747 4,921
Colgate-Palmolive Co. ................................................... 87,953 6,777
Ingredion, Inc. ......................................................... 54,058 6,239
Keurig Dr. Pepper, Inc. ................................................... 202,592 5,502
Mondelez International, Inc. , Class A ......................................... 158,900 9,130
PepsiCo, Inc. .......................................................... 24,264 3,545
Sysco Corp. ........................................................... 81,562 6,058
The Procter & Gamble Co. ................................................ 90,634 13,629
U.S. Foods Holding Corp. (a) ............................................... 146,200 10,617
73,721
Energy (5.1%):
Devon Energy Corp. ..................................................... 184,247 5,986
Enterprise Products Partners LP ............................................. 439,124 13,521
EOG Resources, Inc. .................................................... 61,391 6,498
Exxon Mobil Corp. ..................................................... 140,200 16,033
Marathon Petroleum Corp. ................................................ 38,238 7,453
Valero Energy Corp. ..................................................... 116,780 19,801
69,292
Financials (20.2%):
Affiliated Managers Group, Inc. ............................................ 19,647 4,675
American Express Co. ................................................... 15,709 5,667
Ameriprise Financial, Inc. ................................................. 15,117 6,844
Cboe Global Markets, Inc. ................................................ 52,500 12,896
Citigroup, Inc. ......................................................... 242,200 24,518
East West Bancorp, Inc. .................................................. 71,315 7,246
Euronet Worldwide, Inc. (a) ................................................ 31,820 2,414
Evercore, Inc. ......................................................... 19,046 5,610
Everest Group Ltd. ...................................................... 60,074 18,894
Fairfax Financial Holdings Ltd. ............................................. 11,600 18,835
Fidelity National Financial, Inc. ............................................ 134,559 7,433

Victory Portfolios III
Victory Value Fund
61
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
JPMorgan Chase & Co. .................................................. 76,233 $ 23,718
KeyCorp ............................................................. 1,258,200 22,132
MGIC Investment Corp. .................................................. 165,365 4,534
PayPal Holdings, Inc. (a) .................................................. 73,703 5,105
Principal Financial Group, Inc. ............................................. 55,815 4,691
Regions Financial Corp. .................................................. 159,445 3,859
SEI Investments Co. ..................................................... 75,821 6,112
Synchrony Financial ..................................................... 107,712 8,012
The Allstate Corp. ...................................................... 30,335 5,810
The Goldman Sachs Group, Inc. ............................................ 10,321 8,147
The PNC Financial Services Group, Inc. ...................................... 15,640 2,855
The Progressive Corp. ................................................... 27,607 5,687
U.S. Bancorp .......................................................... 545,377 25,458
Unum Group .......................................................... 228,900 16,806
Voya Financial, Inc. ..................................................... 45,763 3,407
W.R. Berkley Corp. ..................................................... 97,718 6,971
Zions Bancorp NA ...................................................... 62,841 3,275
271,611
Health Care (16.0%):
AbbVie, Inc. .......................................................... 74,120 16,161
Agilent Technologies, Inc. ................................................. 23,386 3,423
Bristol-Myers Squibb Co. ................................................. 160,557 7,397
Cardinal Health, Inc. .................................................... 10,882 2,076
Centene Corp. (a) ....................................................... 51,798 1,832
Chemed Corp. ......................................................... 6,513 2,809
CVS Health Corp. ...................................................... 193,688 15,137
Elevance Health, Inc. .................................................... 13,306 4,221
Exelixis, Inc. (a) ........................................................ 99,122 3,833
GE HealthCare Technologies, Inc. ........................................... 82,900 6,213
Gilead Sciences, Inc. .................................................... 95,321 11,418
Humana, Inc. .......................................................... 12,123 3,372
Johnson & Johnson ..................................................... 119,378 22,547
McKesson Corp. ....................................................... 17,560 14,247
Medpace Holdings, Inc. (a) ................................................ 9,747 5,701
Medtronic PLC ........................................................ 145,200 13,170
Merck & Co., Inc. ...................................................... 90,087 7,746
Pfizer, Inc. ............................................................ 207,776 5,122
Regeneron Pharmaceuticals, Inc. ............................................ 17,931 11,687
Royalty Pharma PLC , Class A .............................................. 150,632 5,655
Tenet Healthcare Corp. (a) ................................................. 20,657 4,265
Teva Pharmaceutical Industries Ltd. , ADR (a) ................................... 844,800 17,302
The Cigna Group ....................................................... 74,272 18,153
United Therapeutics Corp. (a) .............................................. 8,828 3,932
UnitedHealth Group, Inc. ................................................. 21,100 7,207
214,626
Industrials (16.6%):
A.O. Smith Corp. ....................................................... 81,970 5,409
Acuity, Inc. ........................................................... 5,757 2,102
Allison Transmission Holdings, Inc. ......................................... 31,060 2,564
Automatic Data Processing, Inc. ............................................ 20,448 5,323
CACI International, Inc. , Class A (a) ......................................... 30,700 17,261
Carlisle Cos., Inc. ....................................................... 10,317 3,354
Caterpillar, Inc. ........................................................ 24,487 14,135
Comfort Systems USA, Inc. ............................................... 2,892 2,792
Delta Air Lines, Inc. ..................................................... 55,697 3,196
Eaton Corp. PLC ....................................................... 36,200 13,813
EMCOR Group, Inc. .................................................... 7,559 5,108
Expeditors International of Washington, Inc. .................................... 34,459 4,201
FedEx Corp. .......................................................... 57,420 14,574
Ferguson Enterprises, Inc. ................................................. 24,182 6,009
General Dynamics Corp. .................................................. 25,700 8,864
Genpact Ltd. .......................................................... 78,227 2,984

Victory Portfolios III
Victory Value Fund
62
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Honeywell International, Inc. .............................................. 58,900 $ 11,858
Johnson Controls International PLC .......................................... 79,600 9,105
Leidos Holdings, Inc. .................................................... 74,521 14,194
Lincoln Electric Holdings, Inc. ............................................. 16,942 3,972
Lockheed Martin Corp. ................................................... 19,244 9,466
Lyft, Inc. , Class A (a) .................................................... 189,200 3,871
Masco Corp. .......................................................... 78,595 5,090
Otis Worldwide Corp. .................................................... 64,936 6,023
Owens Corning ........................................................ 42,656 5,431
PACCAR, Inc. ......................................................... 50,647 4,984
RTX Corp. ............................................................ 61,767 11,025
SS&C Technologies Holdings, Inc. .......................................... 202,200 17,171
United Airlines Holdings, Inc. (a) ............................................ 25,457 2,394
United Parcel Service, Inc. , Class B .......................................... 29,251 2,820
WESCO International, Inc. ................................................ 14,299 3,711
222,804
Information Technology (12.1%):
Accenture PLC , Class A .................................................. 36,689 9,176
Adobe, Inc. (a) ......................................................... 18,462 6,283
Amdocs Ltd. .......................................................... 62,375 5,256
Amphenol Corp. , Class A ................................................. 43,200 6,019
Analog Devices, Inc. .................................................... 39,800 9,318
Apple, Inc. ........................................................... 16,261 4,396
Applied Materials, Inc. ................................................... 79,332 18,492
Arrow Electronics, Inc. (a) ................................................. 17,204 1,919
Check Point Software Technologies Ltd. (a) .................................... 48,700 9,530
Cisco Systems, Inc. ..................................................... 137,608 10,061
Cognizant Technology Solutions Corp. , Class A ................................. 68,971 5,027
Corpay, Inc. (a) ......................................................... 27,700 7,212
Dropbox, Inc. , Class A (a) ................................................. 153,880 4,463
Gen Digital, Inc. ....................................................... 134,240 3,539
GoDaddy, Inc. , Class A (a) ................................................. 10,303 1,372
Hewlett Packard Enterprise Co. ............................................. 71,471 1,745
Jabil, Inc. ............................................................ 22,438 4,956
Lam Research Corp. ..................................................... 62,589 9,855
NetApp, Inc. .......................................................... 52,601 6,195
Nutanix, Inc. , Class A (a) .................................................. 16,749 1,193
ON Semiconductor Corp. (a) ............................................... 77,238 3,868
QUALCOMM, Inc. ..................................................... 40,888 7,397
Salesforce, Inc. ........................................................ 40,300 10,495
Teradata Corp. (a) ....................................................... 111,336 2,321
Zebra Technologies Corp. (a) ............................................... 34,000 9,154
Zoom Communications, Inc. (a) ............................................. 34,870 3,042
162,284
Materials (3.6%):
Avery Dennison Corp. ................................................... 30,225 5,286
CF Industries Holdings, Inc. ............................................... 68,647 5,717
LyondellBasell Industries NV , Class A ........................................ 46,801 2,172
NewMarket Corp. ...................................................... 4,994 3,835
PPG Industries, Inc. ..................................................... 84,100 8,221
Reliance, Inc. .......................................................... 11,241 3,175
Sealed Air Corp. ....................................................... 256,929 8,610
Solstice Advanced Materials, Inc. (a) ......................................... 14,725 664
Steel Dynamics, Inc. ..................................................... 53,229 8,346
The Mosaic Co. ........................................................ 99,227 2,724
48,750
Real Estate (3.2%):
Camden Property Trust ................................................... 12,873 1,281
CareTrust REIT, Inc. .................................................... 40,935 1,418
Cousins Properties, Inc. .................................................. 42,681 1,107
Equinix, Inc. .......................................................... 4,707 3,982
Equity LifeStyle Properties, Inc. ............................................ 174,400 10,647

Victory Portfolios III
Victory Value Fund
63
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Equity Residential ...................................................... 37,111 $ 2,206
First Industrial Realty Trust, Inc. ............................................ 27,251 1,506
Invitation Homes, Inc. ................................................... 75,059 2,113
Kimco Realty Corp. ..................................................... 73,897 1,527
Omega Healthcare Investors, Inc. ........................................... 39,633 1,666
Prologis, Inc. .......................................................... 27,986 3,473
Public Storage ......................................................... 7,756 2,160
Simon Property Group, Inc. ............................................... 14,198 2,495
Ventas, Inc. ........................................................... 30,328 2,238
Welltower, Inc. ......................................................... 25,340 4,588
42,407
Utilities (4.4%):
American Electric Power Co., Inc. ........................................... 98,300 11,821
Edison International ..................................................... 125,154 6,931
Evergy, Inc. ........................................................... 55,014 4,226
Exelon Corp. .......................................................... 339,200 15,644
National Fuel Gas Co. ................................................... 92,285 7,282
NRG Energy, Inc. ....................................................... 19,519 3,354
OGE Energy Corp. ...................................................... 77,456 3,419
PG&E Corp. .......................................................... 228,737 3,651
Talen Energy Corp. (a) ................................................... 6,465 2,585
58,913
Total Common Stocks (Cost $1,071,552)
a
a
a
1,314,307
Total Investments (Cost $1,071,552) — 97.8% 1,314,307
Other assets in excess of liabilities —  2.2% 30,213
NET ASSETS - 100.00% $ 1,344,520
At October 31, 2025, the Fund's investments in foreign securities were 7.9% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Statements of Assets and Liabilities
October 31, 2025
64
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Aggressive
Growth Fund
Victory Capital
Growth Fund
Victory Global
Managed Volatility
Fund
Assets:
Investments, at value (Cost $1,066,066, $727,633 and $322,801) $ 2,796,852 $ 1,033,229 (a) $ 435,938 (b)
Foreign currency, at value (Cost $—, $629 and $127) — 630 134
Cash 8,424 5,427 557
Deposit with broker for futures contracts — — 4
Receivables:
Dividends, interest, and securities lending income 23 1,054 386
Capital shares issued 308 332 —
Investments sold 6,068 1,054 —
From Adviser 1 3 66
Reclaims — 1,796 839
Prepaid expenses 38 31 21
Total Assets 2,811,714 1,043,556 437,945
Liabilities:
Payables:
Collateral received on loaned securities — 1,855 2,451
Payable to affiliate on interfund lending 928 — —
Investments purchased 5,634 357 —
Capital shares redeemed 776 720 1
Accrued foreign capital gains taxes — 187 153
Accrued expenses and other payables:
Investment advisory fees 997 655 235
Administration fees 349 131 21
Custodian fees 16 11 14
Transfer agent fees 131 82 25
Compliance fees 2 1 — (c)
Trustees' fees — (c) 1 1
Other accrued expenses 31 67 35
Total Liabilities 8,864 4,067 2,936
Commitments and contingencies (Note 5 )
Net Assets:
Capital 870,603 636,679 250,875
Total accumulated earnings (loss) 1,932,247 402,810 184,134
Net Assets $ 2,802,850 $ 1,039,489 $ 435,009
Net Assets:
Fund Shares $ 2,787,964 $ 1,037,034 $ 11,312
Institutional Shares 14,886 2,455 423,697
Total $ 2,802,850 $ 1,039,489 $ 435,009
Shares (unlimited number of shares authorized with no par value):
Fund Shares 34,283 69,306 913
Institutional Shares 179 162 33,418
Total 34,462 69,468 34,331
Net asset value, offering and redemption price per share:(d)
Fund Shares $ 81 .32 $ 14 .96 $ 12 .39
Institutional Shares 83 .07 15 .12 12 .68
(a) Includes $2,744 thousand of securities on loan.
(b) Includes $2,685 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Assets and Liabilities
October 31, 2025
65
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Growth &
Income Fund
Victory Growth
Fund
Victory Income
Stock Fund
Assets:
Investments, at value (Cost $1,436,414, $822,653 and $2,126,473) $ 2,154,289 (a) $ 2,756,399 (b) $ 2,576,768
Cash 6,764 11,963 6,666
Receivables:
Dividends, interest, and securities lending income 1,784 104 3,664
Capital shares issued 370 231 231
Investments sold 2,048 — —
From Adviser 4 2 3
Reclaims — — 338
Prepaid expenses 33 36 37
Total Assets 2,165,292 2,768,735 2,587,707
Liabilities:
Payables:
Collateral received on loaned securities 422 — —
Payable to affiliate on interfund lending 2,363 — —
Investments purchased 1,670 5,815 —
Capital shares redeemed 753 976 741
Accrued expenses and other payables:
Investment advisory fees 1,091 1,580 1,101
Administration fees 273 337 296
Custodian fees 14 18 18
Transfer agent fees 107 125 160
Compliance fees 1 2 2
Trustees' fees — (c) — — (c)
Other accrued expenses 37 43 37
Total Liabilities 6,731 8,896 2,355
Commitments and contingencies (Note 5 )
Net Assets:
Capital 1,295,686 600,509 1,935,003
Total accumulated earnings (loss) 862,875 2,159,330 650,349
Net Assets $ 2,158,561 $ 2,759,839 $ 2,585,352
Net Assets:
Fund Shares $ 2,153,227 $ 2,549,140 $ 1,786,273
Institutional Shares 5,334 210,699 799,079
Total $ 2,158,561 $ 2,759,839 $ 2,585,352
Shares (unlimited number of shares authorized with no par value):
Fund Shares 80,203 55,486 93,260
Institutional Shares 198 4,602 41,810
Total 80,401 60,088 135,070
Net asset value, offering and redemption price per share:(d)
Fund Shares $ 26 .85 $ 45 .94 $ 19 .15
Institutional Shares 26 .91 45 .79 19 .11
(a) Includes $418 thousand of securities on loan.
(b) Includes $11,942 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Assets and Liabilities
October 31, 2025
66
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Science &
Technology Fund
Victory Small Cap
Stock Fund Victory Value Fund
Assets:
Investments, at value (Cost $695,903, $702,877 and $1,071,552) $ 1,438,012 (a) $ 832,083 (b) $ 1,314,307
Foreign currency, at value (Cost $86, $— and $—) 86 — —
Cash 21,735 8,787 26,940
Receivables:
Dividends, interest, and securities lending income 161 247 1,478
Capital shares issued 552 18 3,212
Investments sold 15,319 1,297 —
From Adviser — 7 —
Reclaims 6 — —
Prepaid expenses 29 26 31
Total Assets 1,475,900 842,465 1,345,968
Liabilities:
Payables:
Collateral received on loaned securities 15,023 19,843 —
Investments purchased 14,265 1,669 —
Capital shares redeemed 661 351 402
Accrued expenses and other payables:
Investment advisory fees 844 496 745
Administration fees 179 92 148
Custodian fees 11 7 10
Transfer agent fees 84 80 110
Compliance fees 1 1 1
Trustees' fees 1 1 1
12b-1 fees 6 — —
Other accrued expenses 43 33 31
Total Liabilities 31,118 22,573 1,448
Commitments and contingencies (Note 5 )
Net Assets:
Capital 585,037 645,670 971,315
Total accumulated earnings (loss) 859,745 174,222 373,205
Net Assets $ 1,444,782 $ 819,892 $ 1,344,520
Net Assets:
Fund Shares $ 1,387,617 $ 515,230 $ 792,902
Institutional Shares — 304,662 551,618
Class A 57,165 — —
Total $ 1,444,782 $ 819,892 $ 1,344,520
Shares (unlimited number of shares authorized with no par value):
Fund Shares 37,583 36,724 38,583
Institutional Shares — 21,208 26,814
Class A 1,660 — —
Total 39,243 57,932 65,397
Net asset value, offering and redemption price per share:(c)
Fund Shares $ 36 .92 $ 14 .03 $ 20 .55
Institutional Shares — 14 .37 20 .57
Class A 34 .44 — —
Maximum Sales Charge — Class A 5 .75% — % — %
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 36 .54 $ — $ —
(a) Includes $14,922 thousand of securities on loan.
(b) Includes $19,245 thousand of securities on loan.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Operations
For the Six Months Ended October 31, 2025
67
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Aggressive
Growth Fund
Victory Capital
Growth Fund
Victory Global
Managed Volatility
Fund
Investment Income:
Dividends $ 3,742 $ 10,585 $ 4,453
Interest 405 192 31
Securities lending (net of fees) 1 12 3
Foreign tax withholding (7) (647) (266)
Total Income 4,141 10,142 4,221
Expenses:
Investment advisory fees 5,618 3,736 1,406
Administration fees — Fund Shares 1,939 745 8
Administration fees — Institutional Shares 7 1 114
Sub-Administration fees 20 36 29
Custodian fees 48 83 51
Transfer agent fees — Fund Shares 696 460 5
Transfer agent fees — Institutional Shares 7 1 124
Trustees' fees 24 23 23
Compliance fees 10 4 2
Legal and audit fees 28 48 36
State registration and filing fees 30 18 16
Interfund lending fees 3 — (a) —
Line of credit fees — 1 — (a)
Other expenses 64 56 29
Recoupment of prior expenses waived/reimbursed by Adviser 1 — —
Total Expenses 8,495 5,212 1,843
Expenses waived/reimbursed by Adviser (8) (8) (193)
Net Expenses 8,487 5,204 1,650
Net Investment Income (Loss) (4,346) 4,938 2,571
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 79,760 54,035 40,588
Foreign taxes on realized gains — (207) (131)
Net realized gains (losses) from in-kind redemptions 95,266 — —
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 517,560 109,325 15,584
Net change in accrued foreign taxes on unrealized gains — (63) 25
Net realized/unrealized gains (losses) on investments 692,586 163,090 56,066
Change in net assets resulting from operations $ 688,240 $ 168,028 $ 58,637
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Six Months Ended October 31, 2025
68
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Growth &
Income Fund
Victory Growth
Fund
Victory Income
Stock Fund
Investment Income:
Dividends $ 18,011 $ 5,039 $ 35,932
Interest 117 358 91
Securities lending (net of fees) 19 24 — (a)
Foreign tax withholding (3) (15) — (a)
Total Income 18,144 5,406 36,023
Expenses:
Investment advisory fees 6,276 8,910 6,376
Administration fees — Fund Shares 1,550 1,787 1,327
Administration fees — Institutional Shares 3 107 391
Sub-Administration fees 29 20 12
Custodian fees 42 52 51
Transfer agent fees — Fund Shares 563 552 439
Transfer agent fees — Institutional Shares 3 112 407
Trustees' fees 24 24 24
Compliance fees 8 10 10
Legal and audit fees 28 28 28
State registration and filing fees 25 28 28
Interfund lending fees 3 1 —
Other expenses 58 76 72
Total Expenses 8,612 11,707 9,165
Expenses waived/reimbursed by Adviser (10) (9) (11)
Net Expenses 8,602 11,698 9,154
Net Investment Income (Loss) 9,542 (6,292) 26,869
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 80,958 104,488 62,685
Net change in unrealized appreciation/depreciation on investment securities 273,474 564,038 196,998
Net realized/unrealized gains (losses) on investments 354,432 668,526 259,683
Change in net assets resulting from operations $ 363,974 $ 662,234 $ 286,552
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Six Months Ended October 31, 2025
69
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Science &
Technology Fund
Victory Small Cap
Stock Fund Victory Value Fund
Investment Income:
Dividends $ 1,700 $ 5,853 $ 13,776
Interest 153 201 521
Securities lending (net of fees) 155 71 —
Foreign tax withholding (32) (14) — (a)
Total Income 1,976 6,111 14,297
Expenses:
Investment advisory fees 4,674 2,841 4,304
Administration fees — Fund Shares 945 383 592
Administration fees — Institutional Shares — 147 267
Administration fees — Class A 39 — —
Sub-Administration fees 28 46 20
12b-1 fees — Class A 65 — —
Custodian fees 34 21 29
Transfer agent fees — Fund Shares 437 292 316
Transfer agent fees — Institutional Shares — 153 278
Transfer agent fees — Class A 27 — —
Trustees' fees 23 23 23
Compliance fees 5 3 5
Legal and audit fees 28 28 28
State registration and filing fees 21 20 23
Interfund lending fees — — (a) — (a)
Other expenses 49 36 44
Recoupment of prior expenses waived/reimbursed by Adviser — — 9
Total Expenses 6,375 3,993 5,938
Expenses waived/reimbursed by Adviser — (24) (3)
Net Expenses 6,375 3,969 5,935
Net Investment Income (Loss) (4,399) 2,142 8,362
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 102,929 45,076 31,789
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 302,836 99,586 111,971
Net realized/unrealized gains (losses) on investments 405,765 144,662 143,760
Change in net assets resulting from operations $ 401,366 $ 146,804 $ 152,122
(a) Rounds to less than $1 thousand.

70
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Aggressive Growth Fund Victory Capital Growth Fund
Victory Global Managed Volatility
Fund
Six Months
Ended
October 31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Six Months
Ended
October 31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Six Months
Ended
October 31, 2025
(Unaudited)
Year
Ended
April 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (4,346) $ (5,147) $ 4,938 $ 8,903 $ 2,571 $ 6,852
Net realized gains (losses) 175,026 114,349 53,828 102,290 40,457 52,156
Net change in unrealized
appreciation/depreciation 517,560 180,463 109,262 (24,275) 15,609 1,539
Change in net assets resulting from
operations 688,240 289,665 168,028 86,918 58,637 60,547
Distributions to Shareholders:
Fund Shares — (119,506) — (106,775) — (335)
Institutional Shares — (518) — (267) — (15,850)
Change in net assets resulting from
distributions to shareholders — (120,024) — (107,042) — (16,185)
Change in net assets resulting from
capital transactions (87,414) (25,164) (38,973) 40,785 (66,001) (100,546)
Change in net assets 600,825 144,477 129,055 20,661 (7,364) (56,184)
Net Assets:
Beginning of period 2,202,025 2,057,548 910,434 889,773 442,373 498,557
End of period $ 2,802,850 $ 2,202,025 $ 1,039,489 $ 910,434 $ 435,009 $ 442,373

71
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Aggressive Growth Fund Victory Capital Growth Fund
Victory Global Managed Volatility
Fund
Six Months
Ended
October 31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Six Months
Ended
October 31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Six Months
Ended
October 31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 73,109 $ 133,187 $ 23,807 $ 50,589 $ 806 $ 444
Distributions reinvested — 117,605 — 105,913 — 333
Cost of shares redeemed (160,554) (277,941) (62,613) (115,814) (380) (1,709)
Total Fund Shares $ (87,445) $ (27,149) $ (38,806) $ 40,688 $ 426 $ (932)
Institutional Shares
Proceeds from shares issued $ 112,690 $ 4,665 $ 13 $ 400 $ — $ — (a)
Distributions reinvested — 488 — 252 — 15,850
Cost of shares redeemed (112,660) (3,168) (180) (555) (66,427) (115,464)
Total Institutional Shares $ 30 $ 1,985 $ (167) $ 97 $ (66,427) $ (99,614)
Change in net assets resulting from
capital transactions $ (87,415) $ (25,164) $ (38,973) $ 40,785 $ (66,001) $ (100,546)
Share Transactions:
Fund Shares
Issued 989 2,057 1,703 3,772 70 41
Reinvested — 1,703 — 8,099 — 30
Redeemed (2,160) (4,303) (4,472) (8,660) (32) (158)
Total Fund Shares (1,171) (543) (2,769) 3,211 38 (87)
Institutional Shares
Issued 1,403 72 1 29 — — (b)
Reinvested — 7 — 19 — 1,404
Redeemed (1,381) (48) (13) (41) (5,336) (10,092)
Total Institutional Shares 22 31 (12) 7 (5,336) (8,688)
Change in Shares (1,149) (512) (2,781) 3,218 (5,298) (8,775)
(a) Rounds to less than $1 thousand.
(b) Rounds to less than 1 thousand shares.

72
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Growth & Income Fund Victory Growth Fund Victory Income Stock Fund
Six Months
Ended
October 31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Six Months
Ended
October 31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Six Months
Ended
October 31, 2025
(Unaudited)
Year
Ended
April 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 9,542 $ 20,564 $ (6,292) $ (9,502) $ 26,869 $ 56,169
Net realized gains (losses) 80,958 196,046 104,488 300,655 62,685 303,190
Net change in unrealized
appreciation/depreciation 273,474 (36,760) 564,038 57,467 196,998 (201,011)
Change in net assets resulting from
operations 363,974 179,850 662,234 348,620 286,552 158,348
Distributions to Shareholders:
Fund Shares (10,141) (349,659) — (220,322) (19,533) (284,645)
Institutional Shares (25) (923) — (31,159) (8,637) (131,974)
Change in net assets resulting from
distributions to shareholders (10,166) (350,582) — (251,481) (28,170) (416,619)
Change in net assets resulting from
capital transactions (73,715) 182,368 (131,810) (226,536) (68,276) 56,165
Change in net assets 280,093 11,636 530,424 (129,397) 190,106 (202,106)
Net Assets:
Beginning of period 1,878,468 1,866,832 2,229,415 2,358,812 2,395,246 2,597,352
End of period $ 2,158,561 $ 1,878,468 $ 2,759,839 $ 2,229,415 $ 2,585,352 $ 2,395,246

73
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Growth & Income Fund Victory Growth Fund Victory Income Stock Fund
Six Months
Ended
October 31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Six Months
Ended
October 31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Six Months
Ended
October 31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 42,332 $ 85,197 $ 46,138 $ 100,193 $ 29,860 $ 69,581
Distributions reinvested 9,926 342,743 — 217,024 18,722 275,249
Cost of shares redeemed (125,955) (246,197) (141,656) (285,907) (111,669) (219,570)
Total Fund Shares $ (73,697) $ 181,743 $ (95,518) $ 31,310 $ (63,087) $ 125,260
Institutional Shares
Proceeds from shares issued $ 504 $ 1,965 $ 11,157 $ 25,296 $ 15,749 $ 65,183
Distributions reinvested 24 890 — 30,960 8,625 131,709
Cost of shares redeemed (546) (2,230) (47,449) (314,102) (29,563) (265,987)
Total Institutional Shares $ (18) $ 625 $ (36,292) $ (257,846) $ (5,189) $ (69,095)
Change in net assets resulting from
capital transactions $ (73,715) $ 182,368 $ (131,810) $ (226,536) $ (68,276) $ 56,165
Share Transactions:
Fund Shares
Issued 1,688 3,345 1,098 2,626 1,612 3,599
Reinvested 395 14,074 — 5,443 1,015 15,009
Redeemed (5,010) (9,711) (3,375) (7,525) (6,041) (11,434)
Total Fund Shares (2,927) 7,708 (2,277) 544 (3,414) 7,174
Institutional Shares
Issued 20 76 272 700 857 3,517
Reinvested 1 36 — 779 468 7,194
Redeemed (22) (86) (1,128) (8,008) (1,593) (13,753)
Total Institutional Shares (1) 26 (856) (6,529) (268) (3,042)
Change in Shares (2,928) 7,734 (3,133) (5,985) (3,682) 4,132

74
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Science & Technology Fund Victory Small Cap Stock Fund Victory Value Fund
Six Months
Ended
October 31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Six Months
Ended
October 31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Six Months
Ended
October 31, 2025
(Unaudited)
Year
Ended
April 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (4,399) $ (7,953) $ 2,142 $ 2,131 $ 8,362 $ 16,552
Net realized gains (losses) 102,929 106,036 45,076 59,868 31,789 159,743
Net change in unrealized
appreciation/depreciation 302,836 25,448 99,586 (90,372) 111,971 (91,790)
Change in net assets resulting from
operations 401,366 123,531 146,804 (28,373) 152,122 84,505
Distributions to Shareholders:
Fund Shares — — — (32,013) — (99,163)
Institutional Shares — — — (16,423) — (62,200)
Change in net assets resulting from
distributions to shareholders — — — (48,436) — (161,363)
Change in net assets resulting from
capital transactions (60,654) (134,845) (47,028) (57,447) (41,480) 59,609
Change in net assets 340,712 (11,314) 99,776 (134,256) 110,642 (17,249)
Net Assets:
Beginning of period 1,104,070 1,115,384 720,116 854,372 1,233,878 1,251,127
End of period $ 1,444,782 $ 1,104,070 $ 819,892 $ 720,116 $ 1,344,520 $ 1,233,878

75
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Science & Technology Fund Victory Small Cap Stock Fund Victory Value Fund
Six Months
Ended
October 31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Six Months
Ended
October 31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Six Months
Ended
October 31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 25,764 $ 54,895 $ 11,509 $ 26,072 $ 16,200 $ 35,717
Distributions reinvested — — — 31,583 — 97,962
Cost of shares redeemed (83,475) (179,908) (53,628) (99,393) (58,314) (113,856)
Total Fund Shares $ (57,711) $ (125,013) $ (42,119) $ (41,738) $ (42,114) $ 19,823
Institutional Shares
Proceeds from shares issued $ — $ — $ 5,223 $ 14,385 $ 13,627 $ 18,378
Distributions reinvested — — — 16,415 — 62,173
Cost of shares redeemed — — (10,132) (46,509) (12,993) (40,765)
Total Institutional Shares $ — $ — $ (4,909) $ (15,709) $ 634 $ 39,786
Class A
Proceeds from shares issued $ 465 $ 1,019 $ — $ — $ — $ —
Cost of shares redeemed (3,408) (10,851) — — — —
Total Class A $ (2,943) $ (9,832) $ — $ — $ — $ —
Change in net assets resulting from
capital transactions $ (60,654) $ (134,845) $ (47,028) $ (57,447) $ (41,480) $ 59,609
Share Transactions:
Fund Shares
Issued 786 1,940 860 1,926 822 1,790
Reinvested — — — 2,266 — 5,087
Redeemed (2,553) (6,390) (4,050) (7,371) (2,945) (5,723)
Total Fund Shares (1,767) (4,450) (3,190) (3,179) (2,123) 1,154
Institutional Shares
Issued — — 388 1,115 688 962
Reinvested — — — 1,151 — 3,224
Redeemed — — (714) (3,192) (643) (1,968)
Total Institutional Shares — — (326) (926) 45 2,218
Class A
Issued 17 39 — — — —
Redeemed (115) (418) — — — —
Total Class A (98) (379) — — — —
Change in Shares (1,865) (4,829) (3,516) (4,105) (2,078) 3,372

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
76
See notes to financial statements.
Victory Aggressive Growth Fund
Fund Shares
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $61.83 $56.96 $41.82 $41.79 $61.22 $46.02 $43.91
Investment Activities:
Net investment income (loss)(b) (0.12) (0.14) (0.09) (0.03) (0.15) (0.15) (0.07)
Net realized and unrealized gains
(losses) 19.61 8.46 15.23 0.90 (12.92) 15.45 9.82
Total from Investment
Activities 19.49 8.32 15.14 0.87 (13.07) 15.30 9.75
Distributions to Shareholders from:
Net investment income — — — — — — (0.04)
Net realized gains — (3.45) — (0.84) (6.36) (0.10) (7.60)
Total Distributions — (3.45) — (0.84) (6.36) (0.10) (7.64)
Net Asset Value, End of Period $81.32 $61.83 $56.96 $41.82 $41.79 $61.22 $46.02
Total Return(c)(d) 31.52% 13.97% 36.20% 2.31% (23.75)% 33.27% 26.30%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.65% 0.64% 0.64% 0.68% 0.63% 0.63% 0.72%
Net Investment Income (Loss)(e) (0.33)% (0.22)% (0.17)% (0.12)% (0.29)% (0.28)% (0.17)%
Gross Expenses(e)(f) 0.65% 0.64% 0.64% 0.68% 0.63% 0.63% 0.72%
Supplemental Data:
Net Assets at end of period
(000's) $2,787,964 $2,192,112 $2,050,192 $1,600,944 $1,648,078 $2,307,263 $1,861,282
Portfolio Turnover(c)(g) 15%(h) 30% 45% 37% 65% 46% 64%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(h) Excludes impact of in-kind transactions.

77
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Aggressive Growth Fund
Institutional Shares
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $63.16 $58.16 $42.69 $42.60 $62.27 $46.82 $44.54
Investment Activities:
Net investment income (loss)(b) (0.15) (0.19) (0.08) 0.01 (0.18) (0.17) (0.05)
Net realized and unrealized gains
(losses) 20.06 8.64 15.55 0.92 (13.13) 15.72 9.98
Total from Investment
Activities 19.91 8.45 15.47 0.93 (13.31) 15.55 9.93
Distributions to Shareholders from:
Net investment income — — — — — — (0.05)
Net realized gains — (3.45) — (0.84) (6.36) (0.10) (7.60)
Total Distributions — (3.45) — (0.84) (6.36) (0.10) (7.65)
Net Asset Value, End of Period $83.07 $63.16 $58.16 $42.69 $42.60 $62.27 $46.82
Total Return(c)(d) 31.52% 13.90% 36.24% 2.41% (23.73)% 33.24% 26.33%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.72% 0.71% 0.63% 0.53% 0.66% 0.66% 0.70%
Net Investment Income (Loss)(e) (0.39)% (0.29)% (0.16)% 0.03% (0.33)% (0.32)% (0.13)%
Gross Expenses(e)(f) 0.83% 0.87% 0.91% 1.28% 0.72% 0.73% 0.81%
Supplemental Data:
Net Assets at end of period
(000's) $14,886 $9,913 $7,356 $3,109 $3,706 $20,405 $12,287
Portfolio Turnover(c)(g) 15%(h) 30% 45% 37% 65% 46% 64%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(h) Excludes impact of in-kind transactions.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
78
See notes to financial statements.
Victory Capital Growth Fund
Fund Shares
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $12.60 $12.89 $11.00 $11.30 $13.67 $10.62 $11.36
Investment Activities:
Net investment income (loss)(b) 0.07 0.13 0.15 0.12 0.19 0.13 0.14
Net realized and unrealized gains
(losses) 2.29 1.17 1.87 0.38 (0.95) 3.28 0.13
Total from Investment
Activities 2.36 1.30 2.02 0.50 (0.76) 3.41 0.27
Distributions to Shareholders from:
Net investment income — (0.26) (0.13) (0.11) (0.16) (0.12) (0.17)
Net realized gains — (1.33) — (0.69) (1.45) (0.24) (0.84)
Total Distributions — (1.59) (0.13) (0.80) (1.61) (0.36) (1.01)
Net Asset Value, End of Period $14.96 $12.60 $12.89 $11.00 $11.30 $13.67 $10.62
Total Return(c)(d) 18.73% 9.80% 18.46% 4.63% (6.74)% 32.74% 2.14%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.04% 1.09% 1.13% 1.16% 1.09% 1.07% 1.12%
Net Investment Income (Loss)(e) 0.99%(g) 0.95% 1.25% 1.49% 1.52% 1.04% 1.35%
Gross Expenses(e)(f) 1.04% 1.09% 1.13% 1.16% 1.09% 1.07% 1.13%
Supplemental Data:
Net Assets at end of period
(000's) $1,037,034 $908,212 $887,600 $802,284 $799,210 $899,767 $755,102
Portfolio Turnover(c)(h) 30% 57% 59% 41% 58% 67%( i ) 152%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes net investment income received on EU Reclaims during the six months ended October 31, 2025. Without these amounts the net investment income would have been less by 0.06%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
( i ) Reflects a return to normal trading levels after a prior year transition.

79
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Capital Growth Fund
Institutional Shares
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $12.74 $13.02 $11.10 $11.39 $13.81 $10.66 $11.39
Investment Activities:
Net investment income (loss)(b) 0.07(c) 0.12 0.15 0.11 0.20 0.15 0.14
Net realized and unrealized gains
(losses) 2.31 1.18 1.89 0.37 (0.95) 3.35 0.14
Total from Investment
Activities 2.38 1.30 2.04 0.48 (0.75) 3.50 0.28
Distributions to Shareholders from:
Net investment income — (0.25) (0.12) (0.08) (0.22) (0.11) (0.17)
Net realized gains — (1.33) — (0.69) (1.45) (0.24) (0.84)
Total Distributions — (1.58) (0.12) (0.77) (1.67) (0.35) (1.01)
Net Asset Value, End of Period $15.12 $12.74 $13.02 $11.10 $11.39 $13.81 $10.66
Total Return(d)(e) 18.68% 9.74% 18.40% 4.50% (6.68)% 33.45% 2.20%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.10% 1.13% 1.16% 1.25% 1.06% 0.77% 1.01%
Net Investment Income (Loss)(f) 0.94%(c) 0.90% 1.22% 1.35% 1.58% 1.30% 1.31%
Gross Expenses(f)(g) 1.75% 1.83% 1.80% 1.83% 1.66% 0.92% 1.01%
Supplemental Data:
Net Assets at end of period
(000's) $2,455 $2,222 $2,173 $2,156 $2,251 $1,766 $11,559
Portfolio Turnover(d)(h) 30% 57% 59% 41% 58% 67%( i ) 152%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Includes net investment income received on EU Reclaims during the six months ended October 31, 2025. Without these amounts the net investment income (loss) per share and net investment income (loss) ratio would have been less by $0.01 and 0.06%, respectively.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
( i ) Reflects a return to normal trading levels after a prior year transition.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
80
See notes to financial statements.
Victory Global Managed Volatility Fund
Fund Shares
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $10.93 $10.09 $9.07 $8.38 $10.78 $11.20 $10.97
Investment Activities:
Net investment income (loss)(b) 0.05 0.13 0.13 0.05 0.17 0.15 0.12
Net realized and unrealized gains
(losses) 1.41 1.07 1.05 0.64 (1.85) 2.15 0.56
Total from Investment
Activities 1.46 1.20 1.18 0.69 (1.68) 2.30 0.68
Distributions to Shareholders from:
Net investment income — (0.17) (0.16) — (0.20) (0.11) (0.15)
Net realized gains — (0.19) — — (0.52) (2.61) (0.30)
Total Distributions — (0.36) (0.16) — (0.72) (2.72) (0.45)
Net Asset Value, End of Period $12.39 $10.93 $10.09 $9.07 $8.38 $10.78 $11.20
Total Return(c)(d) 13.36% 11.89% 13.07% 8.23% (15.78)% 21.00% 6.25%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.90% 0.90% 0.90% 0.90% 0.90% 0.90% 0.90%
Net Investment Income (Loss)(e) 0.89% 1.20% 1.40% 1.78% 1.77% 1.26% 1.14%
Gross Expenses(e)(f) 1.11% 1.15% 1.24% 1.39% 1.13% 1.05% 1.15%
Supplemental Data:
Net Assets at end of period
(000's) $11,312 $9,564 $9,709 $9,574 $9,065 $12,183 $10,414
Portfolio Turnover(c)(g) 33% 37% 24% 7% 26% 40% 86%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

81
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Global Managed Volatility Fund
Institutional Shares
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $11.17 $10.30 $9.26 $8.54 $10.98 $11.35 $11.11
Investment Activities:
Net investment income (loss)(b) 0.07 0.16 0.16 0.06 0.19 0.18 0.14
Net realized and unrealized gains
(losses) 1.44 1.09 1.06 0.66 (1.90) 2.19 0.57
Total from Investment
Activities 1.51 1.25 1.22 0.72 (1.71) 2.37 0.71
Distributions to Shareholders from:
Net investment income — (0.19) (0.18) — (0.21) (0.13) (0.17)
Net realized gains — (0.19) — — (0.52) (2.61) (0.30)
Total Distributions — (0.38) (0.18) — (0.73) (2.74) (0.47)
Net Asset Value, End of Period $12.68 $11.17 $10.30 $9.26 $8.54 $10.98 $11.35
Total Return(c)(d) 13.52% 12.15% 13.22% 8.43% (15.70)% 21.34% 6.44%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.70% 0.70% 0.70% 0.70% 0.70% 0.70% 0.70%
Net Investment Income (Loss)(e) 1.10% 1.39% 1.60% 1.98% 1.96% 1.45% 1.34%
Gross Expenses(e)(f) 0.78% 0.79% 0.77% 0.80% 0.78% 0.77% 0.74%
Supplemental Data:
Net Assets at end of period
(000's) $423,697 $432,809 $488,848 $491,685 $471,568 $594,164 $725,204
Portfolio Turnover(c)(g) 33% 37% 24% 7% 26% 40% 86%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
82
See notes to financial statements.
Victory Growth & Income Fund
Fund Shares
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $22.54 $24.70 $20.05 $22.05 $26.78 $20.41 $23.70
Investment Activities:
Net investment income (loss)(b) 0.12 0.26 0.21 0.19 0.21 0.15 0.22
Net realized and unrealized gains
(losses) 4.31 2.39 4.66 0.12 (1.86) 6.40 1.45
Total from Investment
Activities 4.43 2.65 4.87 0.31 (1.65) 6.55 1.67
Distributions to Shareholders from:
Net investment income (0.12) (0.24) (0.22) (0.16) (0.22) (0.18) (0.23)
Net realized gains — (4.57) — (2.15) (2.86) — (4.73)
Total Distributions (0.12) (4.81) (0.22) (2.31) (3.08) (0.18) (4.96)
Net Asset Value, End of Period $26.85 $22.54 $24.70 $20.05 $22.05 $26.78 $20.41
Total Return(c)(d) 19.71% 9.45% 24.37% 1.84% (7.41)% 32.24% 7.81%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.83% 0.86% 0.85% 0.82% 0.81% 0.81% 0.87%
Net Investment Income (Loss)(e) 0.92% 1.03% 0.93% 1.27% 0.84% 0.63% 1.05%
Gross Expenses(e)(f) 0.83% 0.86% 0.85% 0.82% 0.81% 0.81% 0.87%
Supplemental Data:
Net Assets at end of period
(000's) $2,153,227 $1,873,985 $1,862,561 $1,616,531 $1,672,669 $1,934,246 $1,605,020
Portfolio Turnover(c)(g) 21% 61% 75% 43% 71% 62% 74%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

83
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Growth & Income Fund
Institutional Shares
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $22.59 $24.74 $20.10 $22.12 $26.75 $20.38 $23.68
Investment Activities:
Net investment income (loss)(b) 0.12 0.25 0.17 0.31 0.16 0.15 0.23
Net realized and unrealized gains
(losses) 4.32 2.39 4.67 0.12 (1.67) 6.40 1.44
Total from Investment
Activities 4.44 2.64 4.84 0.43 (1.51) 6.55 1.67
Distributions to Shareholders from:
Net investment income (0.12) (0.22) (0.20) (0.30) (0.26) (0.18) (0.24)
Net realized gains — (4.57) — (2.15) (2.86) — (4.73)
Total Distributions (0.12) (4.79) (0.20) (2.45) (3.12) (0.18) (4.97)
Net Asset Value, End of Period $26.91 $22.59 $24.74 $20.10 $22.12 $26.75 $20.38
Total Return(c)(d) 19.65% 9.43% 24.17% 2.47% (6.77)% 32.32% 7.86%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.85% 0.93% 1.01% 0.04% 0.72% 0.79% 0.83%
Net Investment Income (Loss)(e) 0.91% 0.96% 0.76% 2.07% 0.59% 0.65% 1.09%
Gross Expenses(e)(f) 1.24% 1.32% 1.37% 0.44% 0.74% 0.79% 0.83%
Supplemental Data:
Net Assets at end of period
(000's) $5,334 $4,483 $4,271 $3,958 $5,193 $213,041 $172,787
Portfolio Turnover(c)(g) 21% 61% 75% 43% 71% 62% 74%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
84
See notes to financial statements.
Victory Growth Fund
Fund Shares
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $35.27 $34.10 $27.55 $27.66 $39.27 $30.85 $31.54
Investment Activities:
Net investment income (loss)(b) (0.10) (0.14) (0.11) (0.06) (0.14) (0.13) (0.05)
Net realized and unrealized gains
(losses) 10.77 5.34 8.75 1.55 (7.72) 10.03 6.18
Total from Investment
Activities 10.67 5.20 8.64 1.49 (7.86) 9.90 6.13
Distributions to Shareholders from:
Net investment income — — — — — — (0.08)
Net realized gains — (4.03) (2.09) (1.60) (3.75) (1.48) (6.74)
Total Distributions — (4.03) (2.09) (1.60) (3.75) (1.48) (6.82)
Net Asset Value, End of Period $45.94 $35.27 $34.10 $27.55 $27.66 $39.27 $30.85
Total Return(c)(d) 30.25% 13.90% 31.96% 6.19% (22.11)% 32.87% 23.71%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.89% 0.89% 0.89% 0.88% 0.84% 0.84% 0.91%
Net Investment Income (Loss)(e) (0.48)% (0.38)% (0.36)% (0.33)% (0.43)% (0.38)% (0.16)%
Gross Expenses(e)(f) 0.89% 0.89% 0.89% 0.88% 0.84% 0.84% 0.91%
Supplemental Data:
Net Assets at end of period
(000's) $2,549,140 $2,037,463 $1,951,058 $1,594,565 $1,606,239 $2,224,130 $1,841,547
Portfolio Turnover(c)(g) 6% 22% 35% 33% 62% 40% 59%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

85
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Growth Fund
Institutional Shares
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $35.17 $34.02 $27.49 $27.59 $39.17 $30.77 $31.47
Investment Activities:
Net investment income (loss)(b) (0.11) (0.15) (0.11) (0.05) (0.13) (0.13) (0.04)
Net realized and unrealized gains
(losses) 10.73 5.33 8.73 1.55 (7.70) 10.01 6.16
Total from Investment
Activities 10.62 5.18 8.62 1.50 (7.83) 9.88 6.12
Distributions to Shareholders from:
Net investment income — — — — — — (0.08)
Net realized gains — (4.03) (2.09) (1.60) (3.75) (1.48) (6.74)
Total Distributions — (4.03) (2.09) (1.60) (3.75) (1.48) (6.82)
Net Asset Value, End of Period $45.79 $35.17 $34.02 $27.49 $27.59 $39.17 $30.77
Total Return(c)(d) 30.20% 13.87% 32.00% 6.21% (22.09)% 32.89% 23.75%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.96% 0.91% 0.88% 0.82% 0.83% 0.83% 0.87%
Net Investment Income (Loss)(e) (0.54)% (0.39)% (0.35)% (0.25)% (0.41)% (0.36)% (0.13)%
Gross Expenses(e)(f) 0.97% 0.92% 0.89% 0.83% 0.83% 0.83% 0.87%
Supplemental Data:
Net Assets at end of period
(000's) $210,699 $191,952 $407,754 $442,894 $1,199,990 $1,338,685 $1,175,311
Portfolio Turnover(c)(g) 6% 22% 35% 33% 62% 40% 59%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
86
See notes to financial statements.
Victory Income Stock Fund
Fund Shares
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $17.27 $19.31 $17.44 $18.75 $20.18 $15.73 $19.78
Investment Activities:
Net investment income (loss)(b) 0.20 0.42 0.42 0.34 0.40 0.34 0.40
Net realized and unrealized gains
(losses) 1.89 0.81 2.52 0.01 0.21 4.45 (0.87)
Total from Investment
Activities 2.09 1.23 2.94 0.35 0.61 4.79 (0.47)
Distributions to Shareholders from:
Net investment income (0.21) (0.40) (0.44) (0.29) (0.43) (0.33) (0.36)
Net realized gains — (2.87) (0.63) (1.37) (1.61) (0.01) (3.22)
Total Distributions (0.21) (3.27) (1.07) (1.66) (2.04) (0.34) (3.58)
Net Asset Value, End of Period $19.15 $17.27 $19.31 $17.44 $18.75 $20.18 $15.73
Total Return(c)(d) 12.13% 5.65% 17.37% 1.82% 2.75% 30.75% (3.84)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.72% 0.75% 0.75% 0.74% 0.70% 0.70% 0.74%
Net Investment Income (Loss)(e) 2.11% 2.15% 2.32% 2.55% 2.04% 1.90% 2.31%
Gross Expenses(e)(f) 0.72% 0.75% 0.75% 0.74% 0.70% 0.70% 0.74%
Supplemental Data:
Net Assets at end of period
(000's) $1,786,273 $1,669,943 $1,727,892 $1,604,350 $1,670,838 $1,740,731 $1,482,959
Portfolio Turnover(c)(g) 27% 76% 58% 32% 50% 53% 64%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

87
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Income Stock Fund
Institutional Shares
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $17.24 $19.27 $17.41 $18.72 $20.15 $15.71 $19.76
Investment Activities:
Net investment income (loss)(b) 0.20 0.41 0.42 0.34 0.40 0.34 0.40
Net realized and unrealized gains
(losses) 1.88 0.82 2.51 0.02 0.21 4.44 (0.86)
Total from Investment
Activities 2.08 1.23 2.93 0.36 0.61 4.78 (0.46)
Distributions to Shareholders from:
Net investment income (0.21) (0.39) (0.44) (0.30) (0.43) (0.33) (0.37)
Net realized gains — (2.87) (0.63) (1.37) (1.61) (0.01) (3.22)
Total Distributions (0.21) (3.26) (1.07) (1.67) (2.04) (0.34) (3.59)
Net Asset Value, End of Period $19.11 $17.24 $19.27 $17.41 $18.72 $20.15 $15.71
Total Return(c)(d) 12.09% 5.71% 17.35% 1.83% 2.77% 30.75% (3.81)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.72% 0.76% 0.74% 0.72% 0.68% 0.68% 0.72%
Net Investment Income (Loss)(e) 2.10% 2.14% 2.33% 2.57% 2.05% 1.91% 2.34%
Gross Expenses(e)(f) 0.72% 0.76% 0.75% 0.73% 0.69% 0.69% 0.72%
Supplemental Data:
Net Assets at end of period
(000's) $799,079 $725,303 $869,460 $804,090 $953,444 $1,078,555 $1,028,803
Portfolio Turnover(c)(g) 27% 76% 58% 32% 50% 53% 64%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
88
See notes to financial statements.
Victory Science & Technology Fund
Fund Shares
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $26.93 $24.35 $19.02 $19.87 $36.68 $28.93 $28.39
Investment Activities:
Net investment income (loss)(b) (0.11) (0.18) (0.16) (0.09) (0.17) (0.26) (0.17)
Net realized and unrealized gains
(losses) 10.10 2.76 5.49 (0.76) (12.03) 9.92 7.26
Total from Investment
Activities 9.99 2.58 5.33 (0.85) (12.20) 9.66 7.09
Distributions to Shareholders from:
Net realized gains — — — — (4.61) (1.91) (6.55)
Total Distributions — — — — (4.61) (1.91) (6.55)
Net Asset Value, End of Period $36.92 $26.93 $24.35 $19.02 $19.87 $36.68 $28.93
Total Return(c)(d) 37.05% 10.64% 28.02% (4.33)% (37.07)% 33.71% 30.85%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.96% 0.96% 0.97% 0.97% 0.95% 0.99% 1.04%
Net Investment Income (Loss)(e) (0.66)% (0.64)% (0.71)% (0.63)% (0.64)% (0.76)% (0.66)%
Gross Expenses(e)(f) 0.96% 0.96% 0.97% 0.97% 0.95% 0.99% 1.04%
Supplemental Data:
Net Assets at end of period
(000's) $1,387,617 $1,059,822 $1,066,594 $935,858 $1,067,016 $1,923,477 $1,559,222
Portfolio Turnover(c)(g) 25% 31% 75% 56% 46% 43% 44%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

89
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Science & Technology Fund
Class A
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $25.17 $22.83 $17.88 $18.72 $34.93 $27.71 $27.53
Investment Activities:
Net investment income (loss)(b) (0.15) (0.25) (0.21) (0.12) (0.24) (0.35) (0.23)
Net realized and unrealized gains
(losses) 9.42 2.59 5.16 (0.72) (11.36) 9.48 6.96
Total from Investment
Activities 9.27 2.34 4.95 (0.84) (11.60) 9.13 6.73
Distributions to Shareholders from:
Net realized gains — — — — (4.61) (1.91) (6.55)
Total Distributions — — — — (4.61) (1.91) (6.55)
Net Asset Value, End of Period $34.44 $25.17 $22.83 $17.88 $18.72 $34.93 $27.71
Total Return(c)(d) 36.87% 10.25% 27.68% (4.49)% (37.26)% 33.27% 30.47%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.28% 1.28% 1.26%(g) 1.24% 1.24% 1.30% 1.33%
Net Investment Income (Loss)(e) (0.98)% (0.96)% (1.00)% (0.90)% (0.93)% (1.07)% (0.94)%
Gross Expenses(e)(f) 1.28% 1.28% 1.26% 1.25% 1.24% 1.30% 1.33%
Supplemental Data:
Net Assets at end of period
(000's) $57,165 $44,248 $48,790 $46,211 $56,350 $109,245 $93,813
Portfolio Turnover(c)(h) 25% 31% 75% 56% 46% 43% 44%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of interest fees. Without these interest fees, the net expense ratio would have been at the contractual expense cap.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
90
See notes to financial statements.
Victory Small Cap Stock Fund
Fund Shares
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $11.62 $12.94 $11.58 $12.63 $21.25 $14.88 $16.74
Investment Activities:
Net investment income (loss)(b) 0.03 0.02 0.03 0.03 (0.01) (0.01) 0.05
Net realized and unrealized gains
(losses) 2.38 (0.55) 1.35 (0.38) (2.14) 7.95 (0.28)
Total from Investment
Activities 2.41 (0.53) 1.38 (0.35) (2.15) 7.94 (0.23)
Distributions to Shareholders from:
Net investment income — (0.13) (0.02) — — (0.14) (0.03)
Net realized gains — (0.66) — (0.70) (6.47) (1.43) (1.60)
Total Distributions — (0.79) (0.02) (0.70) (6.47) (1.57) (1.63)
Net Asset Value, End of Period $14.03 $11.62 $12.94 $11.58 $12.63 $21.25 $14.88
Total Return(c)(d) 20.74% (5.05)% 11.95% (2.83)% (13.71)% 55.25% (2.21)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.01% 1.01% 1.02% 1.06% 1.08% 1.10% 1.10%
Net Investment Income (Loss)(e) 0.50% 0.22% 0.28% 0.28% (0.09)% (0.04)% 0.33%
Gross Expenses(e)(f) 1.01% 1.01% 1.02% 1.06% 1.08% 1.10% 1.10%
Supplemental Data:
Net Assets at end of period
(000's) $515,230 $463,935 $557,429 $561,071 $623,725 $818,576 $595,019
Portfolio Turnover(c)(g) 56%(h) 70% 62% 55% 77% 85% 71%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(h) Excludes impact of in-kind transactions.

91
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Small Cap Stock Fund
Institutional Shares
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $11.90 $13.22 $11.83 $12.88 $21.53 $15.06 $16.91
Investment Activities:
Net investment income (loss)(b) 0.04 0.04 0.05 0.04 (0.01) —(c) 0.07
Net realized and unrealized gains
(losses) 2.43 (0.56) 1.38 (0.39) (2.17) 8.04 (0.28)
Total from Investment
Activities 2.47 (0.52) 1.43 (0.35) (2.18) 8.04 (0.21)
Distributions to Shareholders from:
Net investment income — (0.14) (0.04) — — (0.14) (0.04)
Net realized gains — (0.66) — (0.70) (6.47) (1.43) (1.60)
Total Distributions — (0.80) (0.04) (0.70) (6.47) (1.57) (1.64)
Net Asset Value, End of Period $14.37 $11.90 $13.22 $11.83 $12.88 $21.53 $15.06
Total Return(d)(e) 20.76% (4.88)% 12.05% (2.85)% (13.60)% 55.30% (2.08)%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.93% 0.93% 0.93% 0.96% 1.03% 1.04% 0.98%
Net Investment Income (Loss)(f) 0.58% 0.30% 0.38% 0.38% (0.06)% 0.02% 0.45%
Gross Expenses(f)(g) 0.95% 0.95% 0.95% 0.99% 1.04% 1.05% 0.99%
Supplemental Data:
Net Assets at end of period
(000's) $304,662 $256,181 $296,943 $360,589 $351,835 $644,802 $557,173
Portfolio Turnover(d)(h) 56%( i ) 70% 62% 55% 77% 85% 71%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
( i ) Excludes impact of in-kind transactions.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
92
See notes to financial statements.
Victory Value Fund
Fund Shares
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $18.28 $19.51 $16.77 $17.79 $18.65 $13.57 $19.32
Investment Activities:
Net investment income (loss)(b) 0.12 0.25 0.24 0.18 0.23 0.21 0.26
Net realized and unrealized gains
(losses) 2.15 1.13 2.72 0.12 0.03 5.12 (1.39)
Total from Investment
Activities 2.27 1.38 2.96 0.30 0.26 5.33 (1.13)
Distributions to Shareholders from:
Net investment income — (0.27) (0.22) (0.20) (0.24) (0.19) (0.21)
Net realized gains — (2.34) — (1.12) (0.88) (0.06) (4.41)
Total Distributions — (2.61) (0.22) (1.32) (1.12) (0.25) (4.62)
Net Asset Value, End of Period $20.55 $18.28 $19.51 $16.77 $17.79 $18.65 $13.57
Total Return(c)(d) 12.42% 6.58% 17.78% 1.81% 1.23% 39.66% (9.43)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.91% 0.95% 0.94% 0.91% 0.91% 0.92% 0.96%
Net Investment Income (Loss)(e) 1.25% 1.26% 1.36% 1.41% 1.28% 1.29% 1.69%
Gross Expenses(e)(f) 0.91% 0.95% 0.94% 0.91% 0.91% 0.92% 0.97%
Supplemental Data:
Net Assets at end of period
(000's) $792,902 $744,091 $771,747 $729,941 $767,351 $833,149 $711,182
Portfolio Turnover(c)(g) 24% 50% 42% 43% 69% 55% 74%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

93
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Value Fund
Institutional Shares
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $18.30 $19.53 $16.78 $17.80 $18.67 $13.58 $19.33
Investment Activities:
Net investment income (loss)(b) 0.13 0.26 0.25 0.18 0.24 0.22 0.27
Net realized and unrealized gains
(losses) 2.14 1.13 2.73 0.12 0.03 5.13 (1.39)
Total from Investment
Activities 2.27 1.39 2.98 0.30 0.27 5.35 (1.12)
Distributions to Shareholders from:
Net investment income — (0.28) (0.23) (0.20) (0.26) (0.20) (0.22)
Net realized gains — (2.34) — (1.12) (0.88) (0.06) (4.41)
Total Distributions — (2.62) (0.23) (1.32) (1.14) (0.26) (4.63)
Net Asset Value, End of Period $20.57 $18.30 $19.53 $16.78 $17.80 $18.67 $13.58
Total Return(c)(d) 12.40% 6.60% 17.90% 1.81% 1.28% 39.83% (9.40)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.88% 0.91% 0.89% 0.86% 0.86% 0.84% 0.88%
Net Investment Income (Loss)(e) 1.28% 1.30% 1.41% 1.46% 1.33% 1.36% 1.75%
Gross Expenses(e)(f) 0.88% 0.91% 0.90% 0.87% 0.86% 0.85% 0.89%
Supplemental Data:
Net Assets at end of period
(000's) $551,618 $489,787 $479,380 $436,604 $352,564 $273,446 $215,830
Portfolio Turnover(c)(g) 24% 50% 42% 43% 69% 55% 74%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
October 31, 2025
Victory Portfolios III
94
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following nine funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification (ASC) Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), American Depositary Receipts, and
Rights, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official
Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory Aggressive Growth Fund Aggressive Growth Fund Fund Shares and Institutional Shares
Victory Capital Growth Fund Capital Growth Fund Fund Shares and Institutional Shares
Victory Global Managed Volatility Fund Global Managed Volatility Fund Fund Shares and Institutional Shares
Victory Growth & Income Fund Growth & Income Fund Fund Shares and Institutional Shares
Victory Growth Fund Growth Fund Fund Shares and Institutional Shares
Victory Income Stock Fund Income Stock Fund Fund Shares and Institutional Shares
Victory Science & Technology Fund Science & Technology Fund Fund Shares and Class A
Victory Small Cap Stock Fund Small Cap Stock Fund Fund Shares and Institutional Shares
Victory Value Fund Value Fund Fund Shares and Institutional Shares

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
95
(Unaudited)
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund's NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAV is calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of October 31, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments  (amounts in thousands):
Level 1 Level 2 Level 3 Total
Aggressive Growth Fund
Common Stocks ............................................... $ 2,796,852 $ — $ — $ 2,796,852
Total ....................................................... $ 2,796,852 $ — $ — $ 2,796,852
Capital Growth Fund
Common Stocks ............................................... 647,696 370,007 —(a) 1,017,703
Warrants .................................................... — — —(a) —(a)
Exchange-Traded Funds ......................................... 13,671 — — 13,671
Collateral for Securities Loaned ................................... 1,855 — — 1,855
Total ....................................................... $ 663,222 $ 370,007 $ —(a) $ 1,033,229
Global Managed Volatility Fund
Common Stocks ............................................... 305,655 127,832 —(a) 433,487
Warrants .................................................... — — —(a) —(a)
Collateral for Securities Loaned ................................... 2,451 — — 2,451
Total ....................................................... $ 308,106 $ 127,832 $ —(a) $ 435,938
Growth & Income Fund
Common Stocks ............................................... 2,153,867 — — 2,153,867
Collateral for Securities Loaned ................................... 422 — — 422
Total ....................................................... $ 2,154,289 $ — $ — $ 2,154,289
Growth Fund
Common Stocks ............................................... 2,756,399 — — 2,756,399
Total ....................................................... $ 2,756,399 $ — $ — $ 2,756,399
Income Stock Fund
Common Stocks ............................................... 2,576,768 — — 2,576,768
Total ....................................................... $ 2,576,768 $ — $ — $ 2,576,768
Science & Technology Fund
Common Stocks ............................................... 1,402,909 15,575 — 1,418,484
Rights ...................................................... — — —(b) —(b)
Warrants .................................................... — — —(b) —(b)
Exchange-Traded Funds ......................................... 4,505 — — 4,505
Collateral for Securities Loaned ................................... 15,023 — — 15,023
Total ....................................................... $ 1,422,437 $ 15,575 $ —(b) $ 1,438,012

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
96
(Unaudited)
As of October 31, 2025, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Funds to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts
(typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the
Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains).  As of October 31, 2025, the Funds had no open forward foreign exchange currency contracts.
Level 1 Level 2 Level 3 Total
Small Cap Stock Fund
Common Stocks ............................................... $ 812,239 $ — $ — $ 812,239
Rights ...................................................... — — 1 1
Collateral for Securities Loaned ................................... 19,843 — — 19,843
Total ....................................................... $ 832,082 $ — $ 1 $ 832,083
Value Fund
Common Stocks ............................................... 1,314,307 — — 1,314,307
Total ....................................................... $ 1,314,307 $ — $ — $ 1,314,307
(a) Zero market value securities.
(b) Rounds to less than $1 thousand.

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
97
(Unaudited)
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian, which is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of October 31, 2025 (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Capital Growth Fund .............................................. $ 2,744 $ 1,096 $ 1,855
Global Managed Volatility Fund ...................................... 2,685 429 2,451
Growth & Income Fund ............................................ 418 — 422
Growth Fund .................................................... 11,942 12,280 —
Science & Technology Fund ......................................... 14,922 — 15,023
Small Cap Stock Fund ............................................. 19,245 — 19,843

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
98
(Unaudited)
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
The Capital Growth Fund filed for additional European Union ("EU") reclaims related to prior years. These EU reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. For the six months ended October 31, 2025, the Fund recognized
$214 thousand related to EU reclaims and $107 thousand in interest and entitlements. These EU reclaims are reflected on the Statement of
Operations as Dividend Income. The related interest and entitlements are reflected on the Statements of Operations as Interest Income. In the
event the Fund could not pass through its foreign tax credit on to shareholders in a given year but receives a tax refund from a prior tax year where the Fund previously passed foreign tax credits, the Fund may enter in a closing agreement with the Internal Revenue Service (“IRS”) in order to pay the associated liability on behalf of the Fund's shareholders. For the six months ended October 31, 2025, the Fund did not enter in any closing agreements. It is expected the Fund will enter into a closing agreement with the IRS.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of April 30.
For the six months ended October 31, 2025, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales associated with in-kind transactions for the six months ended October 31, 2025, are included in the tables below (amounts in thousands). Any realized gains or losses from in-kind redemptions are reflected on the Statements of Operations as net realized gains (losses) from in-kind redemptions.
Excluding U.S. Government
Securities
Purchases Sales
Aggressive Growth Fund .................................................................... $ 430,781 $ 389,486
Capital Growth Fund ....................................................................... 291,267 326,506
Global Managed Volatility Fund ............................................................... 152,963 216,263
Growth & Income Fund ..................................................................... 431,434 506,582

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
99
(Unaudited)
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of October 31, 2025, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
*Less than 0.05%
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Excluding U.S. Government
Securities
Purchases Sales
Growth Fund ............................................................................. $ 158,704 $ 286,631
Income Stock Fund ........................................................................ 678,284 745,781
Science & Technology Fund .................................................................. 316,020 383,362
Small Cap Stock Fund ...................................................................... 437,589 479,059
Value Fund .............................................................................. 310,435 344,160
Associated with In-Kind Transactions
Purchases Sales
Aggressive Growth Fund ................................................................ $ — $ 110,490
Small Cap Stock Fund .................................................................. 142,456 —
Global Managed Volatility Fund
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.9
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 21.0
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 37.7
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 28.0
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.8
Growth Fund
Ownership %
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.0*
Income Stock Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.8
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.3
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Small Cap Stock Fund
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.0
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.3
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.3
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
100
(Unaudited)
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment.
*
Each Fund’s
base fee is accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended October 31, 2025, are reflected on the Statements of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class's performance to the Lipper Index listed in the table below.
*  Global Managed Volatility Fund is excluded from the performance adjustment.
Each Index tracks the total return performance of the largest funds within the respective Index.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of each Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class’s annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, a class pays a positive performance fee adjustment for a performance period whenever that class outperforms the respective Index in the table above, over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
Adviser Fee Tier Rates
Up to $750 million Next $750 million Over $1.5 billion
Aggressive Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50% 0.40% 0.33%
Base Rate
Capital Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
Global Managed Volatility Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60%
Growth & Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60%
Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65%
Income Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
Science & Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
Small Cap Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65%
Comparative Index
Aggressive Growth Fund ............................................... Lipper Large-Cap Growth Funds
Capital Growth Fund .................................................. Lipper Global Funds
Growth & Income Fund ................................................ Lipper Multi-Cap Core Funds
Growth Fund ........................................................ Lipper Large-Cap Growth Funds
Income Stock Fund ................................................... Lipper Equity Income Funds
Science & Technology Fund ............................................. Lipper Science & Technology Funds
Small Cap Stock Fund ................................................. Lipper Small-Cap Core Funds
Value Fund ......................................................... Lipper Multi-Cap Value Funds
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
101
(Unaudited)
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment.
*
Each Fund’s
base fee is accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended October 31, 2025, are reflected on the Statements of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class's performance to the Lipper Index listed in the table below.
*  Global Managed Volatility Fund is excluded from the performance adjustment.
Each Index tracks the total return performance of the largest funds within the respective Index.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of each Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class’s annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, a class pays a positive performance fee adjustment for a performance period whenever that class outperforms the respective Index in the table above, over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
Adviser Fee Tier Rates
Up to $750 million Next $750 million Over $1.5 billion
Aggressive Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50% 0.40% 0.33%
Base Rate
Capital Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
Global Managed Volatility Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60%
Growth & Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60%
Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65%
Income Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
Science & Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
Small Cap Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65%
Comparative Index
Aggressive Growth Fund ............................................... Lipper Large-Cap Growth Funds
Capital Growth Fund .................................................. Lipper Global Funds
Growth & Income Fund ................................................ Lipper Multi-Cap Core Funds
Growth Fund ........................................................ Lipper Large-Cap Growth Funds
Income Stock Fund ................................................... Lipper Equity Income Funds
Science & Technology Fund ............................................. Lipper Science & Technology Funds
Small Cap Stock Fund ................................................. Lipper Small-Cap Core Funds
Value Fund ......................................................... Lipper Multi-Cap Value Funds
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6
For the six months ended October 31, 2025, performance adjustments were (amounts in thousands):
For the six months ended October 31, 2025, there were no performance adjustments for the Capital Growth Fund, the Income Stock Fund, and
the Value Fund.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets.
VCM entered into a Subadvisory Agreement with Loomis, Sayles & Company, L.P. (“Loomis Sayles”) under which Loomis Sayles directs the investment and reinvestment of a portion of the Growth Fund’s assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM (not the Fund) to the subadviser.
VCM entered into a Subadvisory Agreement with Wellington Management Company LLP (“Wellington Management”), under which Wellington directs the investment and reinvestment of a portion of the Science & Technology Fund’s assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM (not the Fund) to the subadviser.
VCM entered into a Subadvisory Agreement with Granahan Investment Management, Inc. (“GIMI”), under which GIMI directs the investment and reinvestment of a portion of the Small Cap Stock Fund’s assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM (not the Fund) to the subadviser.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate, which is based on the Funds’ average daily net assets as follows:
Amounts incurred for the six months ended October 31, 2025, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended October 31, 2025, are reflected on the Statements of Operations as Sub-
Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and
Fund Shares
Institutional
Shares Class A
Aggressive Growth Fund ........................................................... $ 401 1 N/A
as annual % rate ................................................................ 0.03% 0.02% N/A
Growth & Income Fund ............................................................ $ 61 —(a) N/A
as annual % rate ................................................................ 0.01% 0.01% N/A
Growth Fund .................................................................... $ 385 83 N/A
as annual % rate ................................................................ 0.03% 0.08% N/A
Science & Technology Fund ......................................................... $ (235) N/A (11)
as annual % rate ................................................................ (0.04)% N/A (0.04)%
Small Cap Stock Fund ............................................................. $ (113) (66) N/A
as annual % rate ................................................................ (0.04)% (0.05)% N/A
(a) Rounds to less than $1 thousand.
Annual Charge
Fund Shares Institutional Shares Class A
Aggressive Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% N/A
Capital Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% N/A
Global Managed Volatility Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.05% N/A
Growth & Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% N/A
Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% N/A
Income Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% N/A
Science & Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% N/A 0.15%
Small Cap Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% N/A
Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% N/A

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
102
(Unaudited)
support staff. The funds in the Trust compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2025, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
For the classes below, transfer agent fees are paid monthly based on a fee accrued daily at an annualized rate of average daily net assets, plus out-of-pocket expenses as follows:
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Funds pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the six months ended October 31, 2025, are reflected on the Statements of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust. For Funds with Fund Shares and Institutional Shares the
Distributor receives no fee or other compensation for these services.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale and/or servicing of Class A. Amounts incurred for the six months ended October 31, 2025, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended October 31, 2025, the Distributor received less than $1 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2025, are reflected on the Statements of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of October 31, 2025, the expense limits (excluding voluntary waivers) were as follows:
Institutional
Shares Class A
Aggressive Growth Fund ......................................................................... 0.10% N/A
Capital Growth Fund ............................................................................ 0.10% N/A
Global Managed Volatility Fund .................................................................... 0.05% N/A
Growth & Income Fund .......................................................................... 0.10% N/A
Growth Fund .................................................................................. 0.10% N/A
Income Stock Fund ............................................................................. 0.10% N/A
Science & Technology Fund ....................................................................... N/A 0.10%
Small Cap Stock Fund ........................................................................... 0.10% N/A
Value Fund ................................................................................... 0.10% N/A
Class A
Science & Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
In effect until August 31, 2026
Fund Shares
Institutional
Shares Class A
Aggressive Growth Fund ............................................................. 0.75% 0.70% N/A
Capital Growth Fund ................................................................ 1.12% 1.10% N/A
Global Managed Volatility Fund ........................................................ 0.90% 0.70% N/A
Growth & Income Fund .............................................................. 0.88% 0.84% N/A
Growth Fund ...................................................................... 0.92% 0.88% N/A
Income Stock Fund ................................................................. 0.76% 0.72% N/A

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
103
(Unaudited)
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at October 31, 2025.
For the six months ended October 31, 2025, the following recoupment amounts were paid to the Adviser (amounts in thousands):
As of October 31, 2025, the following amounts in the table below represent the fiscal year-end in which the 36-month recoupment period expires. These amounts are available to be repaid to the Adviser (amounts in thousands):
* Global Managed Volatility Fund’s fiscal year-end changed from December 31 to April 30 effective April 30, 2023.
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Funds in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2025.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
6. Risks:
The following describes the principal risks that you may assume as an investor in each Fund. The risk descriptions below provide a more detailed explanation of the principal investment risks. The Funds may be subject to other risks in addition to these identified risks.
In effect until August 31, 2026
Fund Shares
Institutional
Shares Class A
Science & Technology Fund ........................................................... 1.06% N/A 1.34%
Small Cap Stock Fund ............................................................... 1.10% 0.98% N/A
Value Fund ....................................................................... 0.96% 0.88% N/A
Amount
Aggressive Growth Fund ............................................................................... $ 1
Value Fund ......................................................................................... 9
December 31, 2025 * April 30, 2026 April 30, 2027 April 30, 2028 April 30, 2029 Total
Aggressive Growth Fund ................. $ — $ 10 $ 14 $ 16 $ 8 $ 48
Capital Growth Fund .................... — 6 13 16 8 43
Global Managed Volatility Fund ............ 68 175 391 445 193 1,272
Growth & Income Fund .................. — 8 13 20 10 51
Growth Fund .......................... — 25 19 16 9 69
Income Stock Fund ..................... — 50 50 27 11 138
Small Cap Stock Fund ................... — 57 72 48 24 201
Value Fund ........................... — 13 29 8 3 53

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
104
(Unaudited)
General Market Risk — Overall market risks may affect the value of the Fund(s). Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The values of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets, including with respect to tariffs or sanctions, may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
Sector Risk — To the extent a Fund (or Funds) focuses in one or more sectors, such as the information technology sector or financial sector, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s (or Funds’) investments and could make the Fund’s (or Funds’) performance more volatile.
Financials Sector Risk — Companies in the financials sector are subject to extensive government regulation, which may limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as dis-
tinctions between financial service segments become increasingly blurred.
Information Technology Sector Risk — Companies in the information technology sector face intense competition, both domestically and internationally. These companies may be smaller or newer and may have limited product lines, markets, financial resources, or personnel.
The products of companies in the information technology sector may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. These com-
panies may be developing or marketing new products or services for which markets are not yet established and may never become established.
Science and Technology Investment Risk —  A mutual fund portfolio consisting of investments related to the fields of science and tech-
nology is likely to be more volatile than a portfolio that is more widely diversified in other economic sectors. There is a possibility that the
Fund’s (or Funds’) investments in companies whose values are highly dependent on scientific and technological developments may be more volatile because of the short life cycles and competitive pressures of many of the products or services of these companies. Because of the competitiveness and rapid changes in the fields of science and technology, many of the companies in the Fund’s (or Funds’) portfolio are sub-
ject to distinctive risks. The products and services of these companies may not be economically successful or may quickly become outdated.
Additionally, many of these companies must comply with significant governmental regulations and may need governmental approval of their products and services.
Large-Capitalization Stock Risk  — The Fund(s) invest in large-capitalization companies. Such investments may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large-capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
105
(Unaudited)
periods of economic expansion. As such, returns on investments in stocks of large-capitalization companies could trail the returns on investments in stocks of small- and mid-capitalization companies.
Small-Capitalization Stock Risk — The Fund(s) is (are) subject to small-cap company risk, which is the greater risk of investing in smaller, less well-known companies, as opposed to investing in established companies with proven track records. Small-cap companies also may have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market in general and, therefore, may involve greater risk than investing in the securities of larger companies.
Investment Style Risk —  The Value Fund uses a value-oriented investment strategy to select investments. The strategy may be out of favor or may not produce the intended results over short or longer time periods. The strategy may, at times, substantially underperform funds that utilize other investment strategies, such as growth.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory Funds Complex”), in the aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended
October 31, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the
Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-
month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of
June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all Funds. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for each Fund during the six months ended October 31, 2025, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended October 31, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the six months ended October 31, 2025, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended October 31, 2025.
Amount
Outstanding at
October 31, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Capital Growth Fund ...................................... $ — $ 11,000 5.36% $ 18,200
Global Managed Volatility Fund .............................. — 1,300 5.43% 1,500
Borrower or
Lender
Amount
Outstanding at
October 31, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Aggressive Growth Fund .......................... Borrower $ 928 $ 2,097 4.82% $ 3,945
Capital Growth Fund ............................. Borrower — 777 4.72% 777
Growth & Income Fund ........................... Borrower 2,363 1,607 4.79% 2,363
Growth Fund ................................... Borrower — 4,397 4.87% 4,397
Small Cap Stock Fund ............................ Borrower — 2,039 4.95% 2,039
Value Fund .................................... Borrower — 2,042 4.95% 2,042

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
106
(Unaudited)
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
At the tax year ended April 30, 2025, the Funds had no capital loss carryforward for federal income tax purposes.
9. Segment Reporting:
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
10. New Accounting Pronouncement:
On December 14, 2023, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions.  The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes.  The ASU is effective for annual periods beginning after December 15, 2024.  Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Funds’ financial statements.
Declared Paid
Aggressive Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Capital Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Global Managed Volatility Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Growth & Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Income Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Science & Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Small Cap Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
VP3-Equity-1225

October 31, 2025
Semi-Annual: Full Financials
Victory 500 Index Fund
Victory Extended Market Index Fund
Victory Nasdaq-100 Index Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6)
Victory 500 Index Fund
2
Victory Extended Market Index Fund
12
Victory Nasdaq-100 Index Fund
53
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
56
Statements of Operations
58
Statements of Changes in Net Assets
59
Financial Highlights
62
Notes to Financial Statements (Form N-CSR Item 7) 70

Schedule of Portfolio Investments
October 31, 2025
Victory Portfolios III
Victory 500 Index Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.8%)
Communication Services (10.3%):
Alphabet, Inc., Class A ................................................... 1,428,182 $ 401,590
Alphabet, Inc., Class C ................................................... 1,241,110 349,770
AT&T, Inc. ........................................................... 1,757,137 43,489
Charter Communications, Inc., Class A(a) ..................................... 22,998 5,378
Comcast Corp., Class A .................................................. 898,678 25,015
Electronic Arts, Inc. ..................................................... 55,291 11,062
Fox Corp., Class A ...................................................... 49,888 3,225
Fox Corp., Class B ...................................................... 31,013 1,811
Liberty Media Corp.-Liberty Formula One, Series A(a) ............................ 4,926 448
Liberty Media Corp.-Liberty Formula One, Series C(a) ............................ 53,367 5,329
Live Nation Entertainment, Inc.(a) ........................................... 37,725 5,641
Meta Platforms, Inc., Class A .............................................. 532,823 345,456
Netflix, Inc.(a) ......................................................... 103,980 116,339
News Corp., Class A ..................................................... 89,884 2,382
News Corp., Class B(b) .................................................. 22,516 686
Omnicom Group, Inc. .................................................... 46,211 3,467
Pinterest, Inc., Class A(a) ................................................. 144,184 4,772
ROBLOX Corp., Class A(a) ............................................... 146,247 16,631
Spotify Technology SA(a) ................................................. 36,635 24,008
Take-Two Interactive Software, Inc.(a) ........................................ 41,621 10,670
The Trade Desk, Inc., Class A(a) ............................................ 107,714 5,416
The Walt Disney Co. .................................................... 442,106 49,790
T-Mobile US, Inc. ...................................................... 109,151 22,927
Verizon Communications, Inc. .............................................. 1,036,760 41,201
Warner Bros Discovery, Inc.(a) ............................................. 570,853 12,816
1,509,319
Communications Equipment (0.9%):
Arista Networks, Inc.(a) .................................................. 255,090 40,225
Cisco Systems, Inc. ..................................................... 970,915 70,984
F5, Inc.(a) ............................................................ 13,815 3,496
Motorola Solutions, Inc. .................................................. 40,715 16,559
131,264
Consumer Discretionary (10.2%):
Airbnb, Inc., Class A(a) .................................................. 102,695 12,995
Amazon.com, Inc.(a) .................................................... 2,376,953 580,499
AutoZone, Inc.(a) ....................................................... 4,091 15,032
Best Buy Co., Inc. ...................................................... 46,929 3,855
Booking Holdings, Inc. ................................................... 7,954 40,388
Burlington Stores, Inc.(a) ................................................. 15,175 4,152
Carnival Corp.(a) ....................................................... 262,956 7,581
Carvana Co.(a) ......................................................... 31,477 9,649
Chipotle Mexican Grill, Inc.(a) ............................................. 325,984 10,330
D.R. Horton, Inc. ....................................................... 64,362 9,595
Darden Restaurants, Inc. .................................................. 28,244 5,088
Deckers Outdoor Corp.(a) ................................................. 35,147 2,864
Domino's Pizza, Inc. ..................................................... 8,141 3,244
DoorDash, Inc., Class A(a) ................................................ 84,736 21,554
DraftKings, Inc.(a) ...................................................... 116,045 3,550
Duolingo, Inc.(a) ....................................................... 9,359 2,533
eBay, Inc. ............................................................ 111,508 9,067
Expedia Group, Inc. ..................................................... 28,445 6,258
Ford Motor Co. ........................................................ 954,191 12,529
Garmin Ltd. ........................................................... 40,068 8,572
General Motors Co. ..................................................... 232,902 16,091
Genuine Parts Co. ...................................................... 33,584 4,276
Hilton Worldwide Holdings, Inc. ............................................ 57,781 14,847
Las Vegas Sands Corp. ................................................... 76,180 4,521
Lennar Corp., Class A .................................................... 54,602 6,758
Lennar Corp., Class B ................................................... 1,810 214
Lowe's Cos., Inc. ....................................................... 137,762 32,805

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(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Lululemon Athletica, Inc.(a) ............................................... 25,030 $ 4,269
Marriott International, Inc., Class A .......................................... 54,987 14,328
McDonald's Corp. ...................................................... 175,498 52,374
NIKE, Inc., Class B ..................................................... 286,864 18,529
NVR, Inc.(a) .......................................................... 663 4,781
O'Reilly Automotive, Inc.(a) ............................................... 206,743 19,525
PulteGroup, Inc. ........................................................ 47,706 5,718
Rivian Automotive, Inc., Class A(a)(b) ........................................ 181,179 2,459
Ross Stores, Inc. ....................................................... 77,912 12,382
Royal Caribbean Cruises Ltd. .............................................. 61,925 17,762
Starbucks Corp. ........................................................ 278,728 22,541
Tesla, Inc.(a) .......................................................... 668,337 305,136
The Home Depot, Inc. ................................................... 244,922 92,970
The TJX Cos., Inc. ...................................................... 273,397 38,314
Tractor Supply Co. ...................................................... 128,846 6,972
Ulta Beauty, Inc.(a) ..................................................... 10,886 5,659
Williams-Sonoma, Inc. ................................................... 28,464 5,532
Yum! Brands, Inc. ...................................................... 67,777 9,367
1,487,465
Consumer Staples (4.6%):
Altria Group, Inc. ....................................................... 412,298 23,245
Archer-Daniels-Midland Co. ............................................... 116,384 7,045
Brown-Forman Corp., Class A .............................................. 8,074 219
Brown-Forman Corp., Class B ............................................. 69,553 1,894
Church & Dwight Co., Inc. ................................................ 59,062 5,179
Colgate-Palmolive Co. ................................................... 197,892 15,248
Constellation Brands, Inc., Class A .......................................... 37,802 4,966
Costco Wholesale Corp. .................................................. 108,989 99,338
Dollar General Corp. .................................................... 53,354 5,264
Dollar Tree, Inc.(a) ...................................................... 49,410 4,897
General Mills, Inc. ...................................................... 129,729 6,047
Hormel Foods Corp. ..................................................... 68,391 1,477
Kellanova ............................................................ 83,982 6,976
Kenvue, Inc. .......................................................... 468,095 6,726
Keurig Dr. Pepper, Inc. ................................................... 316,351 8,592
Kimberly-Clark Corp. .................................................... 80,999 9,696
McCormick & Co., Inc. .................................................. 64,166 4,117
Mondelez International, Inc., Class A ......................................... 317,113 18,221
Monster Beverage Corp.(a) ................................................ 169,850 11,351
PepsiCo, Inc. .......................................................... 335,805 49,058
Philip Morris International, Inc. ............................................. 382,569 55,216
Sprouts Farmers Market, Inc.(a) ............................................ 23,287 1,839
Sysco Corp. ........................................................... 116,653 8,665
Target Corp. .......................................................... 110,881 10,281
The Clorox Co. ........................................................ 29,423 3,309
The Coca-Cola Co. ...................................................... 1,051,396 72,441
The Estee Lauder Cos., Inc. ............................................... 56,715 5,484
The Hershey Co. ....................................................... 35,423 6,009
The Kraft Heinz Co. ..................................................... 287,788 7,117
The Kroger Co. ........................................................ 160,611 10,220
The Procter & Gamble Co. ................................................ 576,325 86,662
Tyson Foods, Inc., Class A ................................................ 67,889 3,490
U.S. Foods Holding Corp.(a) ............................................... 54,111 3,929
Walmart, Inc. .......................................................... 1,070,093 108,272
672,490
Electronic Equipment, Instruments & Components (0.7%):
Amphenol Corp., Class A ................................................. 298,503 41,593
CDW Corp. ........................................................... 31,659 5,045
Corning, Inc. .......................................................... 192,891 17,183
Jabil, Inc. ............................................................ 25,429 5,617
Keysight Technologies, Inc.(a) ............................................. 41,563 7,604
TE Connectivity PLC .................................................... 72,393 17,882

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(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Teledyne Technologies, Inc.(a) ............................................. 11,311 $ 5,959
Trimble, Inc.(a) ........................................................ 57,478 4,584
Zebra Technologies Corp.(a) ............................................... 12,173 3,278
108,745
Energy (2.8%):
Baker Hughes Co. ...................................................... 241,025 11,668
Cheniere Energy, Inc. .................................................... 53,461 11,334
Chevron Corp. ......................................................... 500,974 79,014
ConocoPhillips Co. ..................................................... 306,732 27,256
Coterra Energy, Inc. ..................................................... 181,854 4,303
Devon Energy Corp. ..................................................... 146,179 4,749
Diamondback Energy, Inc. ................................................ 44,215 6,331
EOG Resources, Inc. .................................................... 133,573 14,137
EQT Corp. ............................................................ 150,997 8,090
Expand Energy Corp. .................................................... 57,716 5,963
Exxon Mobil Corp. ..................................................... 1,048,601 119,918
Halliburton Co. ........................................................ 205,803 5,524
Kinder Morgan, Inc. ..................................................... 474,976 12,440
Marathon Petroleum Corp. ................................................ 74,324 14,487
Occidental Petroleum Corp. ............................................... 239,968 9,887
ONEOK, Inc. .......................................................... 153,828 10,306
Phillips 66 Co. ......................................................... 98,896 13,464
SLB Ltd. ............................................................. 366,832 13,228
Targa Resources Corp. ................................................... 51,736 7,969
Texas Pacific Land Corp. ................................................. 5,574 5,258
The Williams Cos., Inc. .................................................. 298,397 17,268
Valero Energy Corp. ..................................................... 75,688 12,834
415,428
Financials (13.0%):
Affirm Holdings, Inc.(a) .................................................. 65,908 4,737
Aflac, Inc. ............................................................ 117,513 12,596
American Express Co. ................................................... 171,077 61,713
American International Group, Inc. .......................................... 135,197 10,675
Ameriprise Financial, Inc. ................................................. 23,025 10,425
Aon PLC, Class A ...................................................... 51,251 17,460
Apollo Global Management, Inc. ............................................ 99,071 12,315
Arch Capital Group Ltd. .................................................. 87,998 7,595
Ares Management Corp., Class A ........................................... 49,911 7,422
Arthur J. Gallagher & Co. ................................................. 62,227 15,525
Bank of America Corp. ................................................... 1,820,281 97,294
Berkshire Hathaway, Inc., Class A(a) ......................................... 85 60,838
Berkshire Hathaway, Inc., Class B(a) ......................................... 329,382 157,293
Blackrock, Inc. ........................................................ 35,389 38,320
Blackstone, Inc. ........................................................ 179,318 26,295
Block, Inc.(a) .......................................................... 129,920 9,866
Brown & Brown, Inc. .................................................... 66,553 5,307
Capital One Financial Corp. ............................................... 155,894 34,295
Cboe Global Markets, Inc. ................................................ 25,397 6,239
Chubb Ltd. ........................................................... 97,535 27,011
Cincinnati Financial Corp. ................................................ 37,315 5,769
Citigroup, Inc. ......................................................... 451,580 45,713
Citizens Financial Group, Inc. .............................................. 103,896 5,285
CME Group, Inc. ....................................................... 88,162 23,406
Coinbase Global, Inc., Class A(a) ........................................... 50,880 17,492
Corebridge Financial, Inc. ................................................. 95,077 3,096
Erie Indemnity Co., Class A ............................................... 5,960 1,744
Everest Group Ltd. ...................................................... 9,972 3,136
FactSet Research Systems, Inc. ............................................. 9,031 2,409
Fidelity National Information Services, Inc. .................................... 127,458 7,969
Fifth Third Bancorp ..................................................... 160,434 6,677
First Citizens Bancshares, Inc., Class A ....................................... 2,159 3,940
Fiserv, Inc.(a) .......................................................... 132,307 8,824

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Global Payments, Inc. .................................................... 58,365 $ 4,538
Huntington Bancshares, Inc. ............................................... 352,316 5,440
Interactive Brokers Group, Inc. ............................................. 104,771 7,372
Intercontinental Exchange, Inc. ............................................. 139,665 20,432
JPMorgan Chase & Co. .................................................. 674,507 209,853
KeyCorp ............................................................. 264,936 4,660
KKR & Co., Inc. ....................................................... 168,009 19,880
Loews Corp. .......................................................... 41,460 4,128
LPL Financial Holdings, Inc. ............................................... 19,353 7,302
M&T Bank Corp. ....................................................... 37,951 6,978
Markel Group, Inc.(a) .................................................... 3,014 5,951
Marsh & McLennan Cos., Inc. ............................................. 120,763 21,514
Mastercard, Inc., Class A ................................................. 202,002 111,503
MetLife, Inc. .......................................................... 136,496 10,895
Moody's Corp. ......................................................... 44,007 21,137
Morgan Stanley ........................................................ 300,156 49,226
MSCI, Inc. ........................................................... 18,287 10,763
Nasdaq, Inc. .......................................................... 111,081 9,496
Northern Trust Corp. .................................................... 45,755 5,887
PayPal Holdings, Inc.(a) .................................................. 234,089 16,215
Principal Financial Group, Inc. ............................................. 53,573 4,502
Prudential Financial, Inc. ................................................. 85,835 8,927
Raymond James Financial, Inc. ............................................. 43,786 6,948
Regions Financial Corp. .................................................. 216,111 5,230
Robinhood Markets, Inc., Class A(a) ......................................... 182,929 26,850
S&P Global, Inc. ....................................................... 74,953 36,518
SoFi Technologies, Inc.(a) ................................................. 286,476 8,503
State Street Corp. ....................................................... 68,888 7,968
Synchrony Financial ..................................................... 90,236 6,712
T. Rowe Price Group, Inc. ................................................. 52,456 5,378
The Allstate Corp. ...................................................... 64,220 12,299
The Bank of New York Mellon Corp. ......................................... 172,701 18,640
The Carlyle Group, Inc. .................................................. 62,061 3,309
The Charles Schwab Corp. ................................................ 420,924 39,786
The Goldman Sachs Group, Inc. ............................................ 74,126 58,513
The Hartford Insurance Group, Inc. .......................................... 68,440 8,499
The PNC Financial Services Group, Inc. ...................................... 96,245 17,570
The Progressive Corp. ................................................... 143,748 29,612
The Travelers Cos., Inc. .................................................. 54,964 14,764
Toast, Inc., Class A(a) .................................................... 111,737 4,038
Tradeweb Markets, Inc., Class A ............................................ 27,858 2,936
Truist Financial Corp. .................................................... 315,419 14,077
U.S. Bancorp .......................................................... 381,116 17,790
Visa, Inc., Class A ...................................................... 417,256 142,176
W.R. Berkley Corp. ..................................................... 72,173 5,149
Wells Fargo & Co. ...................................................... 787,247 68,467
Willis Towers Watson PLC ................................................ 23,706 7,422
1,894,434
Health Care (9.0%):
Abbott Laboratories ..................................................... 425,489 52,599
AbbVie, Inc. .......................................................... 434,503 94,739
Agilent Technologies, Inc. ................................................. 69,015 10,101
Align Technology, Inc.(a) ................................................. 16,165 2,229
Alnylam Pharmaceuticals, Inc.(a) ........................................... 30,781 14,037
Amgen, Inc. ........................................................... 132,172 39,444
Baxter International, Inc. ................................................. 122,407 2,261
Becton Dickinson & Co. .................................................. 70,100 12,528
Biogen, Inc.(a) ......................................................... 35,558 5,486
Boston Scientific Corp.(a) ................................................. 362,854 36,547
Bristol-Myers Squibb Co. ................................................. 499,644 23,019
Cardinal Health, Inc. .................................................... 58,219 11,106
Cencora, Inc. .......................................................... 45,535 15,382
Centene Corp.(a) ....................................................... 117,420 4,153

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
CVS Health Corp. ...................................................... 311,200 $ 24,320
Danaher Corp. ......................................................... 160,401 34,547
Dexcom, Inc.(a) ........................................................ 94,205 5,485
Edwards Lifesciences Corp.(a) ............................................. 140,718 11,602
Elevance Health, Inc. .................................................... 55,164 17,498
Eli Lilly & Co. ......................................................... 208,941 180,287
GE HealthCare Technologies, Inc. ........................................... 111,181 8,333
Gilead Sciences, Inc. .................................................... 304,589 36,487
HCA Healthcare, Inc. .................................................... 40,806 18,758
Hologic, Inc.(a) ........................................................ 53,270 3,937
Humana, Inc. .......................................................... 29,289 8,148
IDEXX Laboratories, Inc.(a) ............................................... 19,387 12,204
Illumina, Inc.(a) ........................................................ 36,057 4,454
Incyte Corp.(a) ......................................................... 46,727 4,368
Insulet Corp.(a) ........................................................ 17,024 5,329
Intuitive Surgical, Inc.(a) ................................................. 87,634 46,821
IQVIA Holdings, Inc.(a) .................................................. 41,176 8,913
Johnson & Johnson ..................................................... 592,238 111,856
Labcorp Holdings, Inc. ................................................... 20,152 5,118
McKesson Corp. ....................................................... 30,549 24,786
Medtronic PLC ........................................................ 315,001 28,571
Merck & Co., Inc. ...................................................... 614,128 52,803
Mettler-Toledo International, Inc.(a) ......................................... 4,983 7,057
Molina Healthcare, Inc.(a) ................................................ 12,809 1,961
Natera, Inc.(a) ......................................................... 32,199 6,405
Pfizer, Inc. ............................................................ 1,396,591 34,426
Quest Diagnostics, Inc. ................................................... 27,030 4,756
Regeneron Pharmaceuticals, Inc. ............................................ 25,043 16,323
ResMed, Inc. .......................................................... 35,585 8,785
STERIS PLC .......................................................... 23,871 5,626
Stryker Corp. .......................................................... 88,063 31,372
The Cigna Group ....................................................... 64,541 15,774
The Cooper Cos., Inc.(a) .................................................. 47,618 3,329
Thermo Fisher Scientific, Inc. .............................................. 92,774 52,639
UnitedHealth Group, Inc. ................................................. 222,418 75,969
Veeva Systems, Inc., Class A(a) ............................................. 36,598 10,657
Vertex Pharmaceuticals, Inc.(a) ............................................. 62,806 26,728
Waters Corp.(a) ........................................................ 14,416 5,040
West Pharmaceutical Services, Inc. .......................................... 17,330 4,888
Zimmer Biomet Holdings, Inc. ............................................. 48,012 4,828
Zoetis, Inc. ........................................................... 108,514 15,636
1,310,455
Industrials (8.3%):
3M Co. .............................................................. 130,655 21,754
AMETEK, Inc. ........................................................ 56,256 11,370
Automatic Data Processing, Inc. ............................................ 99,385 25,870
Axon Enterprise, Inc.(a) .................................................. 18,249 13,362
Booz Allen Hamilton Holding Corp. ......................................... 29,277 2,552
Broadridge Financial Solutions, Inc. ......................................... 28,380 6,255
Carlisle Cos., Inc. ....................................................... 10,197 3,315
Carrier Global Corp. ..................................................... 195,965 11,658
Caterpillar, Inc. ........................................................ 115,068 66,424
Cintas Corp. .......................................................... 83,994 15,394
Comfort Systems USA, Inc. ............................................... 8,484 8,192
Copart, Inc.(a) ......................................................... 216,237 9,300
CSX Corp. ............................................................ 456,637 16,448
Cummins, Inc. ......................................................... 33,394 14,616
Curtiss-Wright Corp. .................................................... 9,107 5,425
Deere & Co. .......................................................... 61,528 28,403
Delta Air Lines, Inc. ..................................................... 159,134 9,131
Dover Corp. ........................................................... 33,182 6,021
Eaton Corp. PLC ....................................................... 95,546 36,457
EMCOR Group, Inc. .................................................... 10,773 7,280

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Emerson Electric Co. .................................................... 137,802 $ 19,233
Equifax, Inc. .......................................................... 30,016 6,336
Expeditors International of Washington, Inc. .................................... 32,590 3,973
Fastenal Co. ........................................................... 280,523 11,544
FedEx Corp. .......................................................... 52,995 13,451
Ferguson Enterprises, Inc. ................................................. 48,198 11,977
Fortive Corp. .......................................................... 81,504 4,103
GE Vernova, Inc. ....................................................... 66,930 39,163
General Dynamics Corp. .................................................. 65,667 22,649
General Electric Co. ..................................................... 260,372 80,442
Graco, Inc. ........................................................... 39,524 3,232
HEICO Corp. .......................................................... 10,227 3,250
HEICO Corp., Class A ................................................... 18,503 4,584
Honeywell International, Inc. .............................................. 155,923 31,392
Howmet Aerospace, Inc. .................................................. 97,902 20,163
Hubbell, Inc. .......................................................... 12,869 6,048
IDEX Corp. ........................................................... 18,065 3,097
Illinois Tool Works, Inc. .................................................. 71,285 17,388
Ingersoll Rand, Inc. ..................................................... 96,772 7,387
J.B. Hunt Transport Services, Inc. ........................................... 18,743 3,165
Jacobs Solutions, Inc. .................................................... 28,804 4,488
Johnson Controls International PLC .......................................... 160,074 18,311
L3Harris Technologies, Inc. ............................................... 45,697 13,211
Leidos Holdings, Inc. .................................................... 30,939 5,893
Lennox International, Inc. ................................................. 7,706 3,892
Lockheed Martin Corp. ................................................... 57,346 28,207
Norfolk Southern Corp. .................................................. 55,007 15,588
Northrop Grumman Corp. ................................................. 35,086 20,471
Old Dominion Freight Line, Inc. ............................................ 44,156 6,200
Otis Worldwide Corp. .................................................... 95,807 8,887
PACCAR, Inc. ......................................................... 126,217 12,420
Parker-Hannifin Corp. ................................................... 31,045 23,993
Paychex, Inc. .......................................................... 78,734 9,214
Pentair PLC ........................................................... 39,471 4,198
Quanta Services, Inc. .................................................... 35,744 16,054
Republic Services, Inc. ................................................... 49,433 10,294
Rockwell Automation, Inc. ................................................ 27,436 10,106
Rollins, Inc. ........................................................... 70,216 4,045
RTX Corp. ............................................................ 329,160 58,755
Snap-on, Inc. .......................................................... 12,352 4,145
Southwest Airlines Co. ................................................... 125,808 3,812
SS&C Technologies Holdings, Inc. .......................................... 50,599 4,297
Textron, Inc. .......................................................... 42,723 3,452
The Boeing Co.(a) ...................................................... 185,760 37,341
Trane Technologies PLC .................................................. 54,517 24,459
TransDigm Group, Inc. ................................................... 13,595 17,789
TransUnion ........................................................... 46,583 3,782
Uber Technologies, Inc.(a) ................................................ 493,038 47,578
Union Pacific Corp. ..................................................... 145,588 32,083
United Airlines Holdings, Inc.(a) ............................................ 78,625 7,394
United Parcel Service, Inc., Class B .......................................... 180,492 17,403
United Rentals, Inc. ..................................................... 15,695 13,673
Veralto Corp. .......................................................... 60,289 5,949
Verisk Analytics, Inc. .................................................... 34,017 7,442
Vertiv Holdings Co., Class A ............................................... 91,921 17,728
W.W. Grainger, Inc. ..................................................... 10,989 10,758
Waste Management, Inc. .................................................. 98,690 19,715
Watsco, Inc. ........................................................... 8,364 3,078
Westinghouse Air Brake Technologies Corp. .................................... 41,289 8,441
XPO, Inc.(a) .......................................................... 27,602 3,971
Xylem, Inc. ........................................................... 59,317 8,948
1,209,269

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
IT Services (1.4%):
Accenture PLC, Class A .................................................. 166,912 $ 41,745
Cloudflare, Inc., Class A(a) ................................................ 75,275 19,067
Cognizant Technology Solutions Corp., Class A ................................. 118,735 8,653
CoreWeave, Inc., Class A(a) ............................................... 66,917 8,948
Gartner, Inc.(a) ........................................................ 17,788 4,417
GoDaddy, Inc., Class A(a) ................................................. 33,304 4,434
International Business Machines Corp. ........................................ 229,086 70,423
MongoDB, Inc.(a) ...................................................... 19,026 6,846
Okta, Inc.(a) .......................................................... 40,438 3,701
Snowflake, Inc.(a) ...................................................... 79,973 21,983
Twilio, Inc., Class A(a) ................................................... 35,415 4,777
VeriSign, Inc. .......................................................... 22,531 5,403
200,397
Materials (1.6%):
Air Products and Chemicals, Inc. ............................................ 54,250 13,160
Amcor PLC ........................................................... 557,311 4,403
Avery Dennison Corp. ................................................... 18,542 3,243
Ball Corp. ............................................................ 65,387 3,073
CF Industries Holdings, Inc. ............................................... 38,758 3,228
Corteva, Inc. .......................................................... 165,910 10,194
Dow, Inc. ............................................................ 170,574 4,068
DuPont de Nemours, Inc. ................................................. 101,972 8,326
Ecolab, Inc. ........................................................... 62,298 15,973
Freeport-McMoRan, Inc. ................................................. 350,037 14,597
International Flavors & Fragrances, Inc. ....................................... 60,959 3,839
International Paper Co. ................................................... 127,283 4,918
Linde PLC ............................................................ 114,654 47,960
LyondellBasell Industries NV, Class A ........................................ 61,507 2,855
Martin Marietta Materials, Inc. ............................................. 14,634 8,972
Newmont Corp. ........................................................ 269,661 21,834
Nucor Corp. ........................................................... 55,640 8,349
Packaging Corp. of America ............................................... 21,294 4,169
PPG Industries, Inc. ..................................................... 54,797 5,356
Reliance, Inc. .......................................................... 12,602 3,559
RPM International, Inc. .................................................. 30,554 3,339
Smurfit WestRock PLC ................................................... 126,270 4,662
Solstice Advanced Materials, Inc.(a) ......................................... 38,981 1,757
Steel Dynamics, Inc. ..................................................... 33,457 5,246
The Sherwin-Williams Co. ................................................ 56,825 19,601
Vulcan Materials Co. .................................................... 32,253 9,337
236,018
Real Estate (1.8%):
Alexandria Real Estate Equities, Inc. ......................................... 41,157 2,396
American Tower Corp. ................................................... 114,755 20,539
AvalonBay Communities, Inc. .............................................. 34,558 6,010
CBRE Group, Inc., Class A(a) .............................................. 72,329 11,025
CoStar Group, Inc.(a) .................................................... 102,043 7,022
Crown Castle, Inc. ...................................................... 106,244 9,585
Digital Realty Trust, Inc. .................................................. 83,497 14,229
Equinix, Inc. .......................................................... 23,903 20,222
Equity Residential ...................................................... 92,088 5,474
Essex Property Trust, Inc. ................................................. 15,472 3,895
Extra Space Storage, Inc. ................................................. 51,301 6,851
Gaming and Leisure Properties, Inc. ......................................... 65,087 2,907
Invitation Homes, Inc. ................................................... 147,916 4,164
Iron Mountain, Inc. ..................................................... 71,511 7,362
Mid-America Apartment Communities, Inc. .................................... 28,035 3,595
Prologis, Inc. .......................................................... 227,501 28,231
Public Storage ......................................................... 38,586 10,749
Realty Income Corp. .................................................... 223,814 12,977
SBA Communications Corp. ............................................... 25,754 4,931

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Simon Property Group, Inc. ............................................... 79,304 $ 13,938
Sun Communities, Inc. ................................................... 29,885 3,783
UDR, Inc. ............................................................ 79,215 2,669
Ventas, Inc. ........................................................... 110,300 8,139
VICI Properties, Inc. .................................................... 259,649 7,787
Welltower, Inc. ......................................................... 164,118 29,712
Weyerhaeuser Co. ...................................................... 173,953 4,001
Zillow Group, Inc., Class A(a) .............................................. 10,834 775
Zillow Group, Inc., Class C(a) .............................................. 40,014 3,000
255,968
Semiconductors & Semiconductor Equipment (14.4%):
Advanced Micro Devices, Inc.(a) ............................................ 396,994 101,678
Analog Devices, Inc. .................................................... 120,591 28,234
Applied Materials, Inc. ................................................... 195,509 45,573
Broadcom, Inc. ........................................................ 1,139,991 421,375
First Solar, Inc.(a) ...................................................... 24,691 6,591
Intel Corp.(a) .......................................................... 1,144,691 45,776
KLA Corp. ........................................................... 32,411 39,177
Lam Research Corp. ..................................................... 309,993 48,812
Marvell Technology, Inc. ................................................. 209,387 19,628
Microchip Technology, Inc. ................................................ 129,063 8,056
Micron Technology, Inc. .................................................. 274,726 61,476
Monolithic Power Systems, Inc. ............................................ 11,271 11,327
NVIDIA Corp. ......................................................... 5,737,910 1,161,869
ON Semiconductor Corp.(a) ............................................... 98,817 4,949
QUALCOMM, Inc. ..................................................... 265,207 47,976
Teradyne, Inc. ......................................................... 38,567 7,010
Texas Instruments, Inc. ................................................... 223,271 36,049
2,095,556
Software (11.2%):
Adobe, Inc.(a) ......................................................... 103,947 35,374
AppLovin Corp., Class A(a) ............................................... 54,929 35,008
Atlassian Corp., Class A(a) ................................................ 38,555 6,532
Autodesk, Inc.(a) ....................................................... 52,072 15,691
Bentley Systems, Inc., Class B ............................................. 29,952 1,522
Cadence Design Systems, Inc.(a) ............................................ 66,623 22,565
Corpay, Inc.(a) ......................................................... 16,514 4,299
Crowdstrike Holdings, Inc., Class A(a) ....................................... 59,386 32,247
Datadog, Inc., Class A(a) ................................................. 76,772 12,499
Docusign, Inc.(a) ....................................................... 47,981 3,509
Dynatrace, Inc.(a) ...................................................... 71,815 3,632
Fair Isaac Corp.(a) ...................................................... 5,696 9,453
Fortinet, Inc.(a) ........................................................ 156,359 13,514
Gen Digital, Inc. ....................................................... 134,521 3,546
Guidewire Software, Inc.(a) ............................................... 20,295 4,742
HubSpot, Inc.(a) ....................................................... 12,318 6,059
Intuit, Inc. ............................................................ 66,993 44,721
Microsoft Corp. ........................................................ 1,803,218 933,724
Nutanix, Inc., Class A(a) .................................................. 63,243 4,505
Oracle Corp. .......................................................... 409,179 107,455
Palantir Technologies, Inc., Class A(a) ........................................ 534,135 107,078
Palo Alto Networks, Inc.(a) ................................................ 162,993 35,898
PTC, Inc.(a) ........................................................... 29,065 5,771
Roper Technologies, Inc. .................................................. 26,278 11,724
Salesforce, Inc. ........................................................ 228,208 59,428
ServiceNow, Inc.(a) ..................................................... 50,959 46,846
Strategy, Inc.(a) ........................................................ 64,653 17,425
Synopsys, Inc.(a) ....................................................... 45,144 20,487
Tyler Technologies, Inc.(a) ................................................ 10,441 4,973
Workday, Inc., Class A(a) ................................................. 52,718 12,648
Zoom Communications, Inc.(a) ............................................. 64,593 5,634

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Zscaler, Inc.(a) ......................................................... 23,844 $ 7,896
1,636,405
Technology Hardware, Storage & Peripherals (7.3%):
Apple, Inc. ........................................................... 3,650,191 986,902
Dell Technologies, Inc., Class C ............................................ 75,318 12,202
Hewlett Packard Enterprise Co. ............................................. 320,727 7,832
HP, Inc. .............................................................. 227,196 6,287
NetApp, Inc. .......................................................... 48,337 5,693
Pure Storage, Inc., Class A(a) .............................................. 75,759 7,478
Seagate Technology Holdings PLC .......................................... 51,861 13,270
Super Micro Computer, Inc.(a) ............................................. 124,504 6,469
Western Digital Corp. .................................................... 84,062 12,627
1,058,760
Utilities (2.3%):
Alliant Energy Corp. .................................................... 62,100 4,149
Ameren Corp. ......................................................... 65,671 6,700
American Electric Power Co., Inc. ........................................... 130,794 15,729
American Water Works Co., Inc. ............................................ 49,186 6,317
Atmos Energy Corp. ..................................................... 38,978 6,693
CenterPoint Energy, Inc. .................................................. 158,239 6,051
CMS Energy Corp. ...................................................... 72,317 5,319
Consolidated Edison, Inc. ................................................. 87,977 8,570
Constellation Energy Corp. ................................................ 76,656 28,899
Dominion Energy, Inc. ................................................... 208,747 12,251
DTE Energy Co. ....................................................... 50,448 6,838
Duke Energy Corp. ...................................................... 190,779 23,714
Edison International ..................................................... 93,375 5,171
Entergy Corp. ......................................................... 108,973 10,471
Evergy, Inc. ........................................................... 54,992 4,224
Eversource Energy ...................................................... 90,188 6,657
Exelon Corp. .......................................................... 247,190 11,400
FirstEnergy Corp. ....................................................... 140,514 6,440
NextEra Energy, Inc. .................................................... 511,692 41,652
NiSource, Inc. ......................................................... 114,010 4,801
NRG Energy, Inc. ....................................................... 46,755 8,035
PG&E Corp. .......................................................... 534,346 8,528
PPL Corp. ............................................................ 180,083 6,577
Public Service Enterprise Group, Inc. ......................................... 121,953 9,824
Sempra .............................................................. 159,817 14,694
The Southern Co. ....................................................... 270,054 25,396
Vistra Corp. ........................................................... 82,260 15,490
WEC Energy Group, Inc. ................................................. 78,562 8,778
Xcel Energy, Inc. ....................................................... 144,552 11,733
331,101
Total Common Stocks (Cost $2,989,056)
a
a
a
14,553,074
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.01%(d) ........ 210,989 211
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.98%(d) ............ 210,989 211
Invesco Government & Agency Portfolio, Institutional Shares, 4.00%(d) ............... 210,989 211
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.00%(d) . 210,989 211
Total Collateral for Securities Loaned (Cost $844)
a
a
a
844
Total Investments (Cost $2,989,900) — 99.8% 14,553,918
Other assets in excess of liabilities —  0.2% 24,020
NET ASSETS - 100.00% $ 14,577,938
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
(c) Amount represents less than 0.05% of net assets.
(d) Rate disclosed is the daily yield on October 31, 2025.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .............. 68 12/19/25 $ 22,654 $ 23,371 $ 717
Total unrealized appreciation $ 717
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 717

Schedule of Portfolio Investments
October 31, 2025
Victory Portfolios III
Victory Extended Market Index Fund
12
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.6%)
Communication Services (3.8%):
Advantage Solutions, Inc.(a) ............................................... 9,063 $ 12
Altice USA, Inc., Class A(a) ............................................... 26,120 58
AMC Entertainment Holdings, Inc.(a)(b) ...................................... 58,153 151
AMC Networks, Inc., Class A(a) ............................................ 3,397 26
Angi, Inc.(a) .......................................................... 3,985 53
Anterix, Inc.(a) ........................................................ 2,013 41
Array Digital Infrastructure, Inc. ............................................ 1,582 78
AST SpaceMobile, Inc.(a)(b) .............................................. 23,479 1,884
Atlanta Braves Holdings, Inc.(a) ............................................ 6,481 264
ATN International, Inc. ................................................... 1,037 15
Bandwidth, Inc., Class A(a) ................................................ 3,072 50
Boston Omaha Corp., Class A(a) ............................................ 3,276 42
Bumble, Inc., Class A(a) .................................................. 6,252 35
Cable One, Inc. ........................................................ 519 77
Cardlytics, Inc.(a)(b) .................................................... 5,107 10
Cargurus, Inc.(a) ....................................................... 9,285 326
Cars.com, Inc.(a) ....................................................... 6,255 67
Cinemark Holdings, Inc.(b) ................................................ 11,824 319
Clear Channel Outdoor Holdings, Inc.(a) ...................................... 40,094 73
Cogent Communications Holdings, Inc. ....................................... 5,363 221
CuriosityStream, Inc. .................................................... 4,171 18
Daily Journal Corp.(a) ................................................... 138 56
DHI Group, Inc.(a) ...................................................... 3,826 7
EchoStar Corp., Class A(a) ................................................ 15,237 1,141
Entravision Communications Corp., Class A .................................... 6,219 13
Eventbrite, Inc., Class A(a) ................................................ 7,836 18
EverQuote, Inc., Class A(a) ................................................ 3,132 67
FingerMotion, Inc.(a) .................................................... 4,123 6
Frontier Communications Parent, Inc.(a) ...................................... 26,991 1,019
fuboTV, Inc., Class A(a)(b) ................................................ 38,324 145
Gaia, Inc.(a) .......................................................... 1,796 9
Gannett Co., Inc.(a) ..................................................... 13,405 71
GCI Liberty, Inc.(a)(c) ................................................... 12,260 —(d)
Getty Images Holdings, Inc.(a)(b) ........................................... 12,109 23
Globalstar, Inc.(a) ...................................................... 5,700 310
Gogo, Inc.(a) .......................................................... 8,330 76
Gray Media, Inc. ....................................................... 9,505 43
IAC, Inc.(a) ........................................................... 7,799 251
Ibotta, Inc., Class A(a)(b) ................................................. 1,560 50
IDT Corp., Class B ...................................................... 2,313 117
iHeartMedia, Inc., Class A(a) .............................................. 12,842 38
Integral Ad Science Holding Corp.(a) ......................................... 8,474 86
Iridium Communications, Inc. .............................................. 10,578 203
John Wiley & Sons, Inc., Class A ............................................ 4,744 175
Liberty Broadband Corp., Class C(a) ......................................... 14,928 803
Liberty Global Ltd., Class A(a) ............................................. 34,725 382
Liberty Latin America Ltd., Class C(a) ........................................ 18,317 145
Liberty Media Corp.-Liberty Live(a) ......................................... 9,354 846
Lionsgate Studios Corp.(a) ................................................ 22,422 144
Lumen Technologies, Inc.(a) ............................................... 108,016 1,110
Madison Square Garden Entertainment Corp.(a) ................................. 4,481 198
Madison Square Garden Sports Corp.(a) ....................................... 1,931 414
Magnite, Inc.(a) ........................................................ 15,918 285
Match Group, Inc. ...................................................... 27,384 886
MediaAlpha, Inc., Class A(a) .............................................. 3,325 42
National CineMedia, Inc. ................................................. 7,238 32
Newsmax, Inc.(a)(b) ..................................................... 7,436 74
Nexstar Media Group, Inc. ................................................ 3,254 637
Nextdoor Holdings, Inc.(a) ................................................ 23,573 46
Ooma, Inc.(a) ......................................................... 2,639 30
Paramount Skydance Corp.(b) .............................................. 97,455 1,500

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Playstudios, Inc.(a) ...................................................... 8,537 $ 8
PubMatic, Inc., Class A(a) ................................................ 4,111 34
QuinStreet, Inc.(a) ...................................................... 6,030 89
Reddit, Inc., Class A(a) ................................................... 13,684 2,859
Reservoir Media, Inc.(a) .................................................. 3,704 28
Roku, Inc.(a) .......................................................... 14,840 1,575
Rumble, Inc.(a)(b) ...................................................... 16,877 116
Scholastic Corp. ........................................................ 2,318 66
Shenandoah Telecommunications Co. ........................................ 5,523 68
Shutterstock, Inc.(b) ..................................................... 2,734 68
Sinclair, Inc. .......................................................... 4,375 60
Snap, Inc., Class A(a) .................................................... 125,215 977
Sphere Entertainment Co.(a) ............................................... 3,134 215
Spok Holdings, Inc. ..................................................... 2,241 32
Stagwell, Inc.(a) ........................................................ 11,995 57
Teads Holding Co.(a) .................................................... 2,281 3
TechTarget, Inc.(a) ...................................................... 3,028 17
TEGNA, Inc. .......................................................... 18,257 359
Telephone and Data Systems, Inc. ........................................... 11,483 446
The Arena Group Holdings, Inc.(a) .......................................... 717 4
The E.W. Scripps Co., Class A(a) ........................................... 7,524 18
The Interpublic Group of Cos., Inc. .......................................... 41,863 1,074
The Marcus Corp. ...................................................... 2,517 36
The New York Times Co., Class A ........................................... 18,278 1,042
Thryv Holdings, Inc.(a) .................................................. 4,544 35
TKO Group Holdings, Inc. ................................................ 7,861 1,481
Townsquare Media, Inc., Class A ............................................ 1,240 8
Travelzoo(a) .......................................................... 698 6
TripAdvisor, Inc.(a) ..................................................... 12,386 199
TrueCar, Inc.(a) ........................................................ 7,209 16
Trump Media & Technology Group Corp.(a)(b) ................................. 14,689 225
Uniti Group, Inc.(a)(b) ................................................... 26,852 155
Vimeo, Inc.(a) ......................................................... 16,050 125
Vivid Seats, Inc., Class A(a)(b) ............................................. 270 3
Warner Music Group Corp., Class A ......................................... 16,413 525
WideOpenWest, Inc.(a) ................................................... 5,516 28
Yelp, Inc.(a) ........................................................... 6,996 231
Ziff Davis, Inc.(a) ....................................................... 4,540 154
ZipRecruiter, Inc.(a) ..................................................... 7,041 33
ZoomInfo Technologies, Inc.(a) ............................................. 30,725 345
28,138
Consumer Discretionary (11.8%):
1-800-Flowers.com, Inc., Class A(a)(b) ....................................... 3,268 12
Abercrombie & Fitch Co.(a) ............................................... 5,278 383
Academy Sports & Outdoors, Inc. ........................................... 7,538 361
Accel Entertainment, Inc.(a) ............................................... 5,717 58
Acushnet Holdings Corp. ................................................. 3,241 251
ADT, Inc. ............................................................ 76,882 680
Adtalem Global Education, Inc.(a) ........................................... 4,019 394
Advance Auto Parts, Inc. ................................................. 6,803 321
Allied Gaming & Entertainment, Inc.(a) ....................................... 1,741 1
American Axle & Manufacturing Holdings, Inc.(a) ............................... 12,178 76
American Eagle Outfitters, Inc. ............................................. 17,801 297
American Outdoor Brands, Inc.(a) ........................................... 1,037 7
American Public Education, Inc.(a) .......................................... 1,874 63
America's Car-Mart, Inc.(a) ................................................ 827 18
Aptiv PLC(a) .......................................................... 24,716 2,004
Aramark ............................................................. 29,973 1,135
Arhaus, Inc.(a) ......................................................... 5,707 57
Arko Corp. ........................................................... 8,286 36
Asbury Automotive Group, Inc.(a) ........................................... 2,238 525
Atmus Filtration Technologies, Inc. .......................................... 9,357 426
AutoNation, Inc.(a) ..................................................... 3,230 646

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
BARK, Inc.(a) ......................................................... 9,649 $ 9
Barnes & Noble Education, Inc.(a) .......................................... 1,197 11
Bassett Furniture Industries, Inc. ............................................ 744 11
Bath & Body Works, Inc. ................................................. 24,572 602
Beazer Homes USA, Inc.(a) ............................................... 3,054 68
Bed Bath & Beyond, Inc.(a) ............................................... 6,332 49
Biglari Holdings, Inc., Class B(a) ........................................... 351 127
BJ's Restaurants, Inc.(a) .................................................. 2,278 77
Bloomin' Brands, Inc. .................................................... 9,378 64
Boot Barn Holdings, Inc.(a) ............................................... 3,477 659
BorgWarner, Inc. ....................................................... 24,628 1,058
Boyd Gaming Corp. ..................................................... 7,312 569
Bright Horizons Family Solutions, Inc.(a) ..................................... 6,462 706
Brightstar Lottery PLC(b) ................................................. 13,034 217
Brinker International, Inc.(a) ............................................... 5,023 546
Brunswick Corp. ....................................................... 7,396 489
Build-A-Bear Workshop, Inc. .............................................. 1,399 76
Caesars Entertainment, Inc.(a) .............................................. 22,404 450
Caleres, Inc. .......................................................... 3,608 40
Camping World Holdings, Inc., Class A ....................................... 6,724 88
Capri Holdings Ltd.(a) ................................................... 13,280 276
CarMax, Inc.(a) ........................................................ 17,141 718
Carriage Services, Inc. ................................................... 1,604 72
Carter's, Inc. .......................................................... 4,105 129
Cava Group, Inc.(a)(b) ................................................... 11,383 612
Cavco Industries, Inc.(a) .................................................. 897 475
Century Communities, Inc. ................................................ 2,989 178
Champion Homes, Inc.(a) ................................................. 6,366 434
Chegg, Inc.(a) ......................................................... 10,583 11
Chewy, Inc., Class A(a) .................................................. 25,397 856
Choice Hotels International, Inc.(b) .......................................... 2,978 277
Churchill Downs, Inc. .................................................... 7,596 754
Citi Trends, Inc.(a) ...................................................... 796 29
Clarus Corp. .......................................................... 2,886 10
Columbia Sportswear Co. ................................................. 3,061 152
Cooper-Standard Holdings, Inc.(a) ........................................... 1,890 57
Coursera, Inc.(a) ....................................................... 15,564 131
Cracker Barrel Old Country Store, Inc.(b) ..................................... 2,462 83
Cricut, Inc., Class A ..................................................... 4,947 26
Crocs, Inc.(a) .......................................................... 6,045 494
Dana, Inc. ............................................................ 14,858 302
Dave & Buster's Entertainment, Inc.(a)(b) ..................................... 3,801 56
Denny's Corp.(a) ....................................................... 5,434 21
Designer Brands, Inc., Class A ............................................. 3,526 13
Dick's Sporting Goods, Inc. ................................................ 7,311 1,619
Dillard's, Inc., Class A ................................................... 879 527
Dine Brands Global, Inc.(b) ............................................... 1,648 41
Dorman Products, Inc.(a) ................................................. 2,971 398
Dream Finders Homes, Inc., Class A(a)(b) ..................................... 3,255 64
Dutch Bros, Inc., Class A(a) ............................................... 14,055 781
El Pollo Loco Holdings, Inc.(a) ............................................. 2,954 30
Envela Corp.(a) ........................................................ 583 5
Escalade, Inc. ......................................................... 872 10
Ethan Allen Interiors, Inc. ................................................. 2,600 63
Etsy, Inc.(a) ........................................................... 11,227 696
European Wax Center, Inc., Class A(a) ........................................ 2,909 11
EVgo, Inc.(a) .......................................................... 14,280 59
Faraday Future Intelligent Electric, Inc.(a)(b) ................................... 14,759 20
Figs, Inc., Class A(a) .................................................... 16,759 125
First Watch Restaurant Group, Inc.(a) ........................................ 5,618 93
Five Below, Inc.(a) ...................................................... 6,181 972
Flexsteel Industries, Inc. .................................................. 363 12
Floor & Decor Holdings, Inc., Class A(a)(b) .................................... 12,154 759

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Fox Factory Holding Corp.(a) .............................................. 4,717 $ 104
Frontdoor, Inc.(a) ....................................................... 8,311 552
Full House Resorts, Inc.(a) ................................................ 3,297 8
Funko, Inc., Class A(a) ................................................... 3,377 11
GameStop Corp., Class A(a)(b) ............................................. 46,945 1,046
Garrett Motion, Inc. ..................................................... 22,767 386
Genesco, Inc.(a) ........................................................ 1,076 31
Genius Sports Ltd.(a) .................................................... 24,958 281
Gentex Corp. .......................................................... 25,122 589
Gentherm, Inc.(a) ....................................................... 3,382 124
GigaCloud Technology, Inc., Class A(a) ....................................... 2,841 79
G-III Apparel Group Ltd.(a) ............................................... 4,113 110
Global Business Travel Group I(a) ........................................... 20,858 164
Golden Entertainment, Inc. ................................................ 2,137 43
Graham Holdings Co., Class B ............................................. 364 368
Grand Canyon Education, Inc.(a) ............................................ 3,157 594
Green Brick Partners, Inc.(a) ............................................... 4,583 297
Group 1 Automotive, Inc. ................................................. 1,439 572
Groupon, Inc.(a)(b) ..................................................... 2,385 48
Guess?, Inc.(b) ......................................................... 3,284 56
H&R Block, Inc. ....................................................... 15,164 754
Hamilton Beach Brands Holding Co., Class A ................................... 533 7
Hanesbrands, Inc.(a) ..................................................... 39,801 263
Harley-Davidson, Inc. ................................................... 13,819 373
Hasbro, Inc. ........................................................... 15,135 1,155
Haverty Furniture Cos., Inc. ............................................... 1,453 32
Helen of Troy Ltd.(a) .................................................... 2,511 47
Hilton Grand Vacations, Inc.(a) ............................................. 8,136 337
Holley, Inc.(a) ......................................................... 5,437 16
Hooker Furnishings Corp. ................................................. 1,036 9
Hovnanian Enterprises, Inc., Class A(a) ....................................... 497 60
Hyatt Hotels Corp., Class A ................................................ 4,648 639
Inspired Entertainment, Inc.(a) ............................................. 2,654 20
Installed Building Products, Inc. ............................................ 2,664 661
iRobot Corp.(a)(b) ...................................................... 2,977 9
J. Jill, Inc. ............................................................ 701 11
Jack in the Box, Inc.(b) ................................................... 1,881 30
JAKKS Pacific, Inc. ..................................................... 886 15
Johnson Outdoors, Inc., Class A ............................................ 928 38
KB Home ............................................................ 7,488 467
KinderCare Learning Cos., Inc.(a) ........................................... 3,322 20
Kohl's Corp. .......................................................... 12,498 203
Kontoor Brands, Inc. .................................................... 6,259 506
Krispy Kreme, Inc.(b) .................................................... 9,566 34
Kura Sushi USA, Inc., Class A(a)(b) ......................................... 706 40
Lakeland Industries, Inc.(b) ................................................ 952 16
Lands' End, Inc.(a) ...................................................... 990 16
Latham Group, Inc.(a) ................................................... 4,600 33
Laureate Education, Inc.(a) ................................................ 14,425 419
La-Z-Boy, Inc. ......................................................... 4,605 146
LCI Industries ......................................................... 2,628 272
Lear Corp. ............................................................ 6,082 636
Legacy Education, Inc.(a) ................................................. 828 7
Legacy Housing Corp.(a) ................................................. 967 22
Leggett & Platt, Inc. ..................................................... 15,012 140
Leslie's, Inc.(a) ........................................................ 689 2
Levi Strauss & Co., Class A ............................................... 11,023 224
LGI Homes, Inc.(a) ..................................................... 2,288 93
Life Time Group Holdings, Inc.(a) ........................................... 14,136 350
Light & Wonder, Inc.(a)(b) ................................................ 9,627 700
Lincoln Educational Services Corp.(a) ........................................ 3,298 64
Lindblad Expeditions Holdings, Inc.(a) ....................................... 4,114 50
Lithia Motors, Inc. ...................................................... 2,883 905

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
LKQ Corp. ........................................................... 29,330 $ 937
Lucid Group, Inc.(a)(b) ................................................... 14,149 251
Lucky Strike Entertainment Corp.(b) ......................................... 8,672 73
Luminar Technologies, Inc.(a)(b) ............................................ 5,835 7
M/I Homes, Inc.(a) ...................................................... 2,954 370
Macy's, Inc. ........................................................... 30,574 596
Malibu Boats, Inc., Class A(a) .............................................. 2,120 59
Marine Products Corp. ................................................... 820 7
MarineMax, Inc.(a) ..................................................... 2,128 53
Marriott Vacations Worldwide Corp. ......................................... 3,649 241
MasterCraft Boat Holdings, Inc.(a) .......................................... 1,736 35
Mattel, Inc.(a) ......................................................... 36,710 675
Meritage Homes Corp. ................................................... 7,967 538
MGM Resorts International(a) .............................................. 23,839 764
Mister Car Wash, Inc.(a) .................................................. 10,973 61
Mobileye Global, Inc., Class A(a) ........................................... 18,080 238
Modine Manufacturing Co.(a)(b) ............................................ 5,925 908
Mohawk Industries, Inc.(a) ................................................ 5,779 657
Monarch Casino & Resort, Inc. ............................................. 1,434 129
Monro, Inc. ........................................................... 3,232 47
Motorcar Parts of America, Inc.(a) ........................................... 1,658 28
Movado Group, Inc. ..................................................... 1,620 29
Murphy USA, Inc. ...................................................... 2,021 724
Nathan's Famous, Inc. .................................................... 316 33
National Vision Holdings, Inc.(a) ............................................ 8,855 228
Nerdy, Inc.(a) .......................................................... 3,711 4
Newell Brands, Inc. ..................................................... 47,654 162
Norwegian Cruise Line Holdings Ltd.(a) ...................................... 51,670 1,158
Ollie's Bargain Outlet Holdings, Inc.(a) ....................................... 7,017 848
OneSpaWorld Holdings Ltd. ............................................... 11,324 264
OneWater Marine, Inc.(a)(b) ............................................... 1,322 21
Outdoor Holding Co.(a) .................................................. 9,227 15
Oxford Industries, Inc. ................................................... 1,563 58
Papa John's International, Inc.(b) ............................................ 3,695 188
Patrick Industries, Inc. ................................................... 3,656 382
Peloton Interactive, Inc., Class A(a) .......................................... 43,740 318
Penn Entertainment, Inc.(a)(b) .............................................. 16,491 271
Penske Automotive Group, Inc. ............................................. 2,113 338
Perdoceo Education Corp. ................................................. 7,196 229
Petco Health & Wellness Co., Inc.(a) ......................................... 15,207 48
Phinia, Inc. ........................................................... 4,355 226
Planet Fitness, Inc., Class A(a) ............................................. 9,595 870
Playa Hotels Resorts NV(a)(c) ............................................. 10,786 14
Playboy, Inc.(a) ........................................................ 4,624 6
Polaris, Inc. ........................................................... 6,021 398
Pool Corp. ............................................................ 4,153 1,109
Portillo's, Inc., Class A(a) ................................................. 7,737 41
PVH Corp. ........................................................... 5,466 428
QuantumScape Corp.(a) .................................................. 46,729 862
Ralph Lauren Corp. ..................................................... 4,308 1,377
RCI Hospitality Holdings, Inc. ............................................. 867 22
Red Rock Resorts, Inc., Class A ............................................. 5,462 291
Revolve Group, Inc.(a) ................................................... 4,553 101
RH(a) ............................................................... 1,748 302
Rocky Brands, Inc. ...................................................... 778 22
Rush Street Interactive, Inc.(a) ............................................. 10,439 177
Sabre Corp.(a) ......................................................... 41,202 84
Sally Beauty Holdings, Inc.(a) .............................................. 11,193 169
Savers Value Village, Inc.(a)(b) ............................................. 4,529 42
Seaport Entertainment Group, Inc.(a) ......................................... 1,371 33
Serve Robotics, Inc.(a)(b) ................................................. 4,858 64
Service Corp. International ................................................ 15,694 1,311
Shake Shack, Inc., Class A(a) .............................................. 4,396 424

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
SharkNinja, Inc.(a) ...................................................... 8,866 $ 758
Sharplink Gaming, Inc.(a) ................................................. 18,829 261
Shoe Carnival, Inc. ...................................................... 1,898 35
Signet Jewelers Ltd. ..................................................... 4,495 444
Six Flags Entertainment Corp.(a) ............................................ 11,285 259
Sleep Number Corp.(a)(b) ................................................. 1,664 9
Smith & Wesson Brands, Inc. .............................................. 4,843 46
Smith Douglas Homes Corp.(a)(b) ........................................... 856 15
Soho House & Co., Inc.(a) ................................................ 5,009 45
Solid Power, Inc.(a)(b) ................................................... 16,425 103
Somnigroup International, Inc.(b) ........................................... 23,187 1,840
Sonic Automotive, Inc., Class A ............................................ 1,470 93
Sonos, Inc.(a) ......................................................... 13,475 231
Standard Motor Products, Inc. .............................................. 2,361 88
Steven Madden Ltd. ..................................................... 8,126 276
Stitch Fix, Inc., Class A(a) ................................................ 11,982 50
Stoneridge, Inc.(a) ...................................................... 2,915 20
Strategic Education, Inc. .................................................. 2,638 200
Strattec Security Corp.(a) ................................................. 418 26
Stride, Inc.(a) .......................................................... 4,863 331
Sturm Ruger & Co., Inc. .................................................. 1,794 76
Superior Group of Cos., Inc. ............................................... 1,082 10
Sweetgreen, Inc., Class A(a) ............................................... 11,620 73
Tapestry, Inc. .......................................................... 23,761 2,609
Target Hospitality Corp.(a) ................................................ 3,485 27
Taylor Morrison Home Corp.(a) ............................................ 11,045 655
Texas Roadhouse, Inc. ................................................... 7,584 1,241
The Buckle, Inc. ........................................................ 3,585 196
The Cheesecake Factory, Inc.(b) ............................................ 5,254 262
The Children's Place, Inc.(a) ............................................... 585 4
The Gap, Inc. .......................................................... 27,506 629
The Goodyear Tire & Rubber Co.(a) ......................................... 31,256 215
The Lovesac Co.(a) ..................................................... 1,414 20
The ODP Corp.(a) ...................................................... 3,127 87
The ONE Group Hospitality, Inc.(a) .......................................... 2,269 5
The RealReal, Inc.(a) .................................................... 10,543 129
The Wendy's Co. ....................................................... 19,745 169
Thor Industries, Inc. ..................................................... 5,819 607
ThredUp, Inc., Class A(a) ................................................. 10,786 95
Tile Shop Holdings, Inc.(a) ................................................ 3,034 19
Toll Brothers, Inc. ...................................................... 10,993 1,484
TopBuild Corp.(a)(b) .................................................... 3,206 1,354
Topgolf Callaway Brands Corp.(a) ........................................... 14,772 139
Traeger, Inc.(a) ........................................................ 5,187 5
Travel + Leisure Co. ..................................................... 7,119 447
Tri Pointe Homes, Inc.(a) ................................................. 9,686 308
Udemy, Inc.(a) ......................................................... 9,411 54
Under Armour, Inc., Class A(a)(b) ........................................... 34,855 161
United Parks & Resorts, Inc.(a) ............................................. 6,174 299
Universal Technical Institute, Inc.(a) ......................................... 5,972 177
Upbound Group, Inc. .................................................... 5,903 114
Urban Outfitters, Inc.(a) .................................................. 6,400 414
Vail Resorts, Inc.(b) ..................................................... 4,202 623
Valvoline, Inc.(a) ....................................................... 14,546 480
Venu Holding Corp.(a) ................................................... 2,990 42
VF Corp. ............................................................. 42,009 590
Victoria's Secret & Co.(a) ................................................. 7,834 276
Viking Holdings Ltd.(a) .................................................. 23,785 1,447
Visteon Corp. .......................................................... 3,075 330
Warby Parker, Inc., Class A(a) .............................................. 11,269 221
Wayfair, Inc., Class A(a) .................................................. 10,956 1,134
Weyco Group, Inc. ...................................................... 611 18
Whirlpool Corp.(b) ....................................................... 6,169 442

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Wingstop, Inc. ......................................................... 3,188 $ 691
Winmark Corp. ........................................................ 336 135
Winnebago Industries, Inc. ................................................ 3,063 116
Wolverine World Wide, Inc. ............................................... 9,120 207
Worthington Enterprises, Inc. .............................................. 3,577 201
Wyndham Hotels & Resorts, Inc. ............................................ 8,567 629
Wynn Resorts Ltd. ...................................................... 9,152 1,089
XPEL, Inc.(a) ......................................................... 2,586 88
Xponential Fitness, Inc., Class A(a) .......................................... 2,802 19
YETI Holdings, Inc.(a) ................................................... 9,218 313
Zspace, Inc.(a) ......................................................... 537 1
Zumiez, Inc.(a) ........................................................ 1,494 32
88,125
Consumer Staples (3.4%):
Albertsons Cos., Inc., Class A .............................................. 46,195 817
Alico, Inc. ............................................................ 596 21
B&G Foods, Inc.(b) ..................................................... 8,520 34
BellRing Brands, Inc.(a) .................................................. 14,261 430
Beyond Meat, Inc.(a)(b) .................................................. 7,802 13
BJ's Wholesale Club Holdings, Inc.(a) ........................................ 15,007 1,324
BRC, Inc., Class A(a) .................................................... 10,451 13
Bunge Global SA ....................................................... 19,014 1,799
Calavo Growers, Inc. .................................................... 1,854 41
Cal-Maine Foods, Inc. ................................................... 4,873 428
Casey's General Stores, Inc. ............................................... 4,248 2,180
Celsius Holdings, Inc.(a) .................................................. 20,092 1,210
Central Garden & Pet Co., Class A(a) ........................................ 6,700 186
Coca-Cola Consolidated, Inc. .............................................. 6,666 869
Conagra Brands, Inc. .................................................... 54,485 937
Coty, Inc., Class A(a) .................................................... 42,017 167
Darling Ingredients, Inc.(a) ................................................ 17,932 575
Edgewell Personal Care Co. ............................................... 5,196 101
elf Beauty, Inc.(a) ....................................................... 6,329 773
Energizer Holdings, Inc. .................................................. 6,976 162
FitLife Brands, Inc.(a) ................................................... 840 16
Flowers Foods, Inc. ..................................................... 22,550 269
Fresh Del Monte Produce, Inc. ............................................. 4,485 159
Freshpet, Inc.(a) ........................................................ 5,465 269
Grocery Outlet Holding Corp.(a) ............................................ 10,649 145
Guardian Pharmacy Services, Inc., Class A(a) ................................... 2,169 61
Herbalife Ltd.(a) ....................................................... 11,337 91
HF Foods Group, Inc.(a) .................................................. 3,802 8
Ingles Markets, Inc., Class A ............................................... 1,642 113
Ingredion, Inc. ......................................................... 7,305 843
Interparfums, Inc. ....................................................... 2,067 184
Ispire Technology, Inc.(a) ................................................. 1,529 3
J & J Snack Foods Corp. .................................................. 1,744 148
John B Sanfilippo & Son, Inc. .............................................. 797 50
Lamb Weston Holdings, Inc. ............................................... 15,849 978
Lifevantage Corp.(b) .................................................... 978 8
Lifeway Foods, Inc.(a) ................................................... 385 9
Limoneira Co. ......................................................... 1,793 25
Mama's Creations, Inc.(a) ................................................. 3,997 42
Maplebear, Inc.(a) ...................................................... 23,570 869
Medifast, Inc.(a) ....................................................... 1,090 13
MGP Ingredients, Inc. .................................................... 1,559 38
Mission Produce, Inc.(a) .................................................. 4,700 54
Molson Coors Beverage Co., Class B ......................................... 18,679 817
National Beverage Corp.(a) ................................................ 2,686 92
Natural Grocers by Vitamin Cottage, Inc. ...................................... 1,050 34
Nature's Sunshine Products, Inc.(a) .......................................... 1,763 24
Nu Skin Enterprises, Inc., Class A ........................................... 5,342 57
Oil-Dri Corp. of America ................................................. 1,109 61

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Olaplex Holdings, Inc.(a)(b) ............................................... 12,696 $ 13
Performance Food Group Co.(a) ............................................ 17,615 1,704
Post Holdings, Inc.(a) .................................................... 5,487 570
PriceSmart, Inc. ........................................................ 2,911 335
Reynolds Consumer Products, Inc. .......................................... 6,129 150
Seaboard Corp. ........................................................ 29 98
Seneca Foods Corp., Class A(a) ............................................. 575 62
Spectrum Brands Holdings, Inc. ............................................ 2,654 143
The Andersons, Inc. ..................................................... 3,681 170
The Beauty Health Co.(a) ................................................. 7,426 11
The Boston Beer Co., Inc., Class A(a) ........................................ 916 190
The Campbell's Company ................................................. 21,969 662
The Chefs' Warehouse, Inc.(a) .............................................. 4,158 245
The Hain Celestial Group, Inc.(a) ........................................... 9,209 11
The Honest Co., Inc.(a) ................................................... 10,381 35
The J.M. Smucker Co. ................................................... 11,968 1,239
The Marzetti Company ................................................... 2,371 372
The Simply Good Foods Co.(a) ............................................. 10,519 206
The Vita Coco Co., Inc.(a) ................................................ 4,998 206
Tootsie Roll Industries, Inc. ................................................ 1,875 66
TreeHouse Foods, Inc.(a) ................................................. 5,670 103
Turning Point Brands, Inc. ................................................ 1,908 171
United Natural Foods, Inc.(a) .............................................. 6,749 254
Universal Corp. ........................................................ 2,721 138
Upexi, Inc.(a)(b) ....................................................... 5,721 26
USANA Health Sciences, Inc.(a) ............................................ 1,189 25
Utz Brands, Inc. ........................................................ 7,893 83
Village Super Market, Inc., Class A .......................................... 1,116 35
Vital Farms, Inc.(a) ..................................................... 3,903 128
WD-40 Co. ........................................................... 1,547 301
Weis Markets, Inc. ...................................................... 1,641 104
Westrock Coffee Co.(a) ................................................... 3,605 16
Zevia PBC, Class A(a) ................................................... 5,142 12
25,444
Energy (3.4%):
Aemetis, Inc.(a) ........................................................ 6,049 13
Amplify Energy Corp.(a) ................................................. 3,451 16
Antero Midstream Corp. .................................................. 38,213 659
Antero Resources Corp.(a) ................................................ 32,966 1,019
APA Corp.(b) .......................................................... 40,392 915
Archrock, Inc. ......................................................... 19,624 496
Ardmore Shipping Corp. .................................................. 4,320 54
Atlas Energy Solutions, Inc.(b) ............................................. 8,791 109
Berry Corp. ........................................................... 8,231 28
Bristow Group, Inc.(a) ................................................... 3,169 129
Cactus, Inc., Class A ..................................................... 7,767 343
California Resources Corp. ................................................ 8,401 396
Calumet, Inc.(a) ........................................................ 7,890 154
Centrus Energy Corp., Class A(a)(b) ......................................... 1,923 707
Chord Energy Corp. ..................................................... 6,502 590
Civitas Resources, Inc. ................................................... 9,531 275
Clean Energy Fuels Corp.(a) ............................................... 17,975 51
CNX Resources Corp.(a) ................................................. 16,314 549
Comstock Resources, Inc.(a) ............................................... 8,879 166
Comstock, Inc.(a) ....................................................... 4,913 15
Core Laboratories, Inc. ................................................... 5,247 84
Core Natural Resources, Inc. ............................................... 5,765 455
Crescent Energy Co., Class A .............................................. 24,872 210
CVR Energy, Inc.(a) ..................................................... 3,427 122
Delek US Holdings, Inc. .................................................. 6,659 251
DHT Holdings, Inc. ..................................................... 14,745 196
DMC Global, Inc.(a) .................................................... 1,787 14
Dorian LPG Ltd. ....................................................... 4,131 119

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
DT Midstream, Inc. ..................................................... 11,617 $ 1,272
Empire Petroleum Corp.(a) ................................................ 2,513 8
Energy Services of America Corp. ........................................... 1,203 13
Evolution Petroleum Corp. ................................................ 3,240 14
Excelerate Energy, Inc., Class A ............................................ 3,524 91
Expro Group Holdings NV(a) .............................................. 13,088 178
Flowco Holdings, Inc. ................................................... 2,165 35
Forum Energy Technologies, Inc.(a) ......................................... 1,170 31
FutureFuel Corp. ....................................................... 2,562 10
Gevo, Inc.(a)(b) ........................................................ 25,883 61
Golar LNG Ltd. ........................................................ 10,142 416
Gran Tierra Energy, Inc.(a) ................................................ 3,292 11
Granite Ridge Resources, Inc. .............................................. 7,023 37
Green Plains, Inc.(a) ..................................................... 7,154 74
Gulf Island Fabrication, Inc.(a) ............................................. 1,474 12
Gulfport Energy Corp.(a) ................................................. 1,997 371
Hallador Energy Co.(a) ................................................... 3,210 69
Helix Energy Solutions Group, Inc.(a) ........................................ 15,584 105
Helmerich & Payne, Inc. .................................................. 10,930 287
HF Sinclair Corp. ....................................................... 19,570 1,010
Infinity Natural Resources, Inc., Class A(a) .................................... 1,523 17
Innovex International, Inc.(a) .............................................. 4,177 84
International Seaways, Inc. ................................................ 4,565 234
Kinetik Holdings, Inc.(b) ................................................. 4,590 177
Kodiak Gas Services, Inc. ................................................. 6,236 230
Kosmos Energy Ltd.(a) ................................................... 51,944 82
Liberty Energy, Inc. ..................................................... 17,846 323
Lightbridge Corp.(a) ..................................................... 2,586 69
Magnolia Oil & Gas Corp., Class A .......................................... 20,736 466
Mammoth Energy Services, Inc.(a) .......................................... 4,653 10
Matador Resources Co. ................................................... 13,245 523
Murphy Oil Corp.(b) .................................................... 15,277 432
Nabors Industries Ltd.(a) ................................................. 1,625 79
NACCO Industries, Inc., Class A ............................................ 392 17
National Energy Services Reunited Corp.(a) .................................... 9,098 115
Natural Gas Services Group, Inc. ............................................ 1,122 31
New Fortress Energy, Inc.(a)(b) ............................................. 20,435 26
NextDecade Corp.(a)(b) .................................................. 18,844 112
Nordic American Tankers Ltd. .............................................. 23,958 88
Northern Oil & Gas, Inc. .................................................. 10,835 240
NOV, Inc. ............................................................ 42,286 617
NPK International, Inc.(a) ................................................. 9,057 111
Oceaneering International, Inc.(a) ........................................... 11,246 262
Oil States International, Inc.(a) ............................................. 6,242 37
OPAL Fuels, Inc., Class A(a)(b) ............................................. 1,490 4
Ovintiv, Inc. .......................................................... 29,364 1,101
Par Pacific Holdings, Inc.(a) ............................................... 5,516 221
Patterson-UTI Energy, Inc. ................................................ 39,715 249
PBF Energy, Inc., Class A ................................................. 9,427 322
Peabody Energy Corp. ................................................... 13,830 379
Permian Resources Corp. ................................................. 63,923 803
PrimeEnergy Resources Corp.(a) ............................................ 77 10
ProPetro Holding Corp.(a) ................................................ 8,873 92
Range Resources Corp. ................................................... 26,970 959
Ranger Energy Services, Inc. ............................................... 2,179 30
REX American Resources Corp.(a) .......................................... 3,247 104
Riley Exploration Permian, Inc. ............................................. 1,033 27
Ring Energy, Inc.(a) ..................................................... 17,895 17
RPC, Inc. ............................................................ 10,906 57
SandRidge Energy, Inc. .................................................. 3,486 42
Scorpio Tankers, Inc. .................................................... 5,070 313
SEACOR Marine Holdings, Inc.(a) .......................................... 2,281 15
Select Water Solutions, Inc. ................................................ 10,645 123

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
SFL Corp. Ltd. ......................................................... 10,768 $ 80
SM Energy Co. ........................................................ 12,938 270
Solaris Energy Infrastructure, Inc. ........................................... 3,803 202
Summit Midstream Corp.(a) ............................................... 1,095 24
Talos Energy, Inc.(a) ..................................................... 14,671 144
Tamboran Resources Corp.(a) .............................................. 1,133 28
Teekay Corp. Ltd. ...................................................... 5,698 55
Teekay Tankers Ltd., Class A ............................................... 2,716 166
TETRA Technologies, Inc.(a) .............................................. 14,249 101
Tidewater, Inc.(a) ....................................................... 5,322 269
Transocean Ltd.(a) ...................................................... 89,765 345
Uranium Energy Corp.(a) ................................................. 49,731 752
VAALCO Energy, Inc. ................................................... 11,291 44
Venture Global, Inc., Class A(b) ............................................ 51,688 443
Vital Energy, Inc.(a) ..................................................... 3,405 54
Vitesse Energy, Inc.(b) ................................................... 2,829 62
W&T Offshore, Inc.(b) ................................................... 10,602 22
Weatherford International PLC ............................................. 8,185 603
World Kinect Corp. ..................................................... 6,090 157
25,311
Financials (16.1%):
1st Source Corp. ....................................................... 2,063 123
Acacia Research Corp.(a) ................................................. 10,489 36
Acadian Asset Management, Inc. ............................................ 4,013 193
ACNB Corp. .......................................................... 1,128 51
ACRES Commercial Realty Corp.(a) ......................................... 634 13
Adamas Trust, Inc. ...................................................... 9,433 63
Advanced Flower Capital, Inc. ............................................. 1,459 5
Aether Holdings, Inc.(a) .................................................. 352 2
Affiliated Managers Group, Inc. ............................................ 3,153 750
Affinity Bancshares, Inc. .................................................. 440 8
AG Mortgage Investment Trust, Inc. ......................................... 3,058 22
AGNC Investment Corp.(b) ............................................... 118,665 1,187
Alerus Financial Corp. ................................................... 2,558 54
Ally Financial, Inc. ...................................................... 34,932 1,361
Amalgamated Financial Corp. .............................................. 2,055 56
A-Mark Precious Metals, Inc. .............................................. 2,003 53
Ambac Financial Group, Inc.(a) ............................................ 4,637 38
Amerant Bancorp, Inc. ................................................... 4,247 71
American Coastal Insurance Corp. ........................................... 2,718 32
American Financial Group, Inc. ............................................. 8,188 1,078
Ameris Bancorp ........................................................ 7,442 533
AMERISAFE, Inc. ...................................................... 2,110 85
Ames National Corp. .................................................... 933 19
Angel Oak Mortgage REIT, Inc. ............................................ 1,939 18
Annaly Capital Management, Inc. ........................................... 73,508 1,556
Apollo Commercial Real Estate Finance, Inc. ................................... 15,666 153
Arbor Realty Trust, Inc.(b) ................................................ 21,095 213
Ares Commercial Real Estate Corp. .......................................... 5,558 25
ARMOUR Residential REIT, Inc.(b) ......................................... 12,813 208
Arrow Financial Corp. ................................................... 1,781 50
Artisan Partners Asset Management, Inc., Class A ................................ 7,894 345
Associated Banc-Corp. ................................................... 18,821 466
Assurant, Inc. ......................................................... 5,752 1,218
Assured Guaranty Ltd. ................................................... 5,128 413
Atlantic Union Bankshares Corp. ............................................ 16,200 527
Atlanticus Holdings Corp.(a) ............................................... 1,045 58
Axis Capital Holdings Ltd. ................................................ 8,638 809
Axos Financial, Inc.(a) ................................................... 6,198 483
Banc of California, Inc. .................................................. 14,951 254
BancFirst Corp. ........................................................ 2,352 256
Bank First Corp. ....................................................... 1,007 123
Bank of Hawaii Corp. .................................................... 4,453 289

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Bank of Marin Bancorp .................................................. 1,607 $ 41
Bank OZK ............................................................ 13,209 594
Bank7 Corp. .......................................................... 423 18
BankFinancial Corp. ..................................................... 1,118 12
BankUnited, Inc. ....................................................... 8,533 342
Bankwell Financial Group, Inc. ............................................. 680 29
Banner Corp. .......................................................... 3,851 233
Bar Harbor Bankshares, Inc. ............................................... 1,812 53
BayCom Corp. ......................................................... 1,130 31
BCB Bancorp, Inc. ...................................................... 1,530 12
Beacon Financial Corp. .................................................. 9,501 231
BGC Group, Inc., Class A ................................................. 39,539 361
Blackstone Mortgage Trust, Inc., Class A ...................................... 18,448 341
Blue Foundry Bancorp(a) ................................................. 1,987 16
Blue Owl Capital, Inc. ................................................... 68,525 1,081
Blue Ridge Bankshares, Inc.(a) ............................................. 6,024 27
BOK Financial Corp. .................................................... 2,901 303
Bowhead Specialty Holdings, Inc.(a) ......................................... 2,460 59
Bread Financial Holdings, Inc. ............................................. 5,270 330
Bridgewater Bancshares, Inc.(a) ............................................ 2,285 38
Brighthouse Financial, Inc.(a) .............................................. 6,472 369
BrightSpire Capital, Inc. .................................................. 14,312 74
Burke & Herbert Financial Services Corp. ..................................... 1,498 88
Business First Bancshares, Inc. ............................................. 3,132 77
Byline Bancorp, Inc. ..................................................... 3,431 92
C&F Financial Corp. .................................................... 325 22
Cadence Bank ......................................................... 20,974 792
California Bancorp(a) .................................................... 2,581 48
Camden National Corp. .................................................. 1,863 71
Cannae Holdings, Inc. ................................................... 5,628 101
Cantaloupe, Inc.(a) ...................................................... 7,684 81
Capital Bancorp, Inc. .................................................... 1,270 35
Capital City Bank Group, Inc. .............................................. 1,538 60
Capitol Federal Financial, Inc. .............................................. 13,864 84
Carter Bankshares, Inc.(a) ................................................. 2,426 41
Cass Information Systems, Inc. ............................................. 1,428 56
Cathay General Bancorp .................................................. 7,492 341
CB Financial Services, Inc. ................................................ 479 16
Central Pacific Financial Corp. ............................................. 2,989 85
CF Bankshares, Inc. ..................................................... 385 9
Chemung Financial Corp. ................................................. 376 19
Cherry Hill Mortgage Investment Corp. ....................................... 3,501 8
Chicago Atlantic Real Estate Finance, Inc. ..................................... 1,944 25
Chimera Investment Corp. ................................................ 8,942 114
ChoiceOne Financial Services, Inc. .......................................... 1,460 42
Citizens & Northern Corp. ................................................ 1,621 31
Citizens Community Bancorp, Inc. .......................................... 942 15
Citizens Financial Services, Inc. ............................................ 492 27
Citizens, Inc.(a)(b) ...................................................... 4,864 27
City Holding Co. ....................................................... 1,616 191
Civista Bancshares, Inc. .................................................. 2,076 45
Claros Mortgage Trust, Inc. ................................................ 12,594 40
CNA Financial Corp. .................................................... 30,897 1,376
CNB Financial Corp. .................................................... 3,108 76
CNO Financial Group, Inc. ................................................ 10,796 432
Coastal Financial Corp.(a) ................................................ 1,435 153
Cohen & Co., Inc. ...................................................... 134 1
Cohen & Steers, Inc. .................................................... 3,140 215
Colony Bankcorp, Inc. ................................................... 1,702 27
Columbia Banking System, Inc. ............................................ 33,988 911
Columbia Financial, Inc.(a) ................................................ 2,975 44
Comerica, Inc. ......................................................... 14,620 1,118
Commerce Bancshares, Inc. ............................................... 14,844 781

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Community Financial System, Inc. .......................................... 6,005 $ 333
Community Trust Bancorp, Inc. ............................................. 1,981 101
Community West Bancshares .............................................. 1,861 39
Compass Diversified Holdings ............................................. 7,455 48
ConnectOne Bancorp, Inc. ................................................ 5,267 127
Consumer Portfolio Services, Inc.(a) ......................................... 874 7
Crawford & Co., Class A ................................................. 2,413 26
Credit Acceptance Corp.(a)(b) .............................................. 727 325
Cullen/Frost Bankers, Inc. ................................................. 6,800 837
Customers Bancorp, Inc.(a) ................................................ 3,568 239
CVB Financial Corp. .................................................... 14,802 272
DeFi Development Corp.(a)(b) ............................................. 1,308 14
Diamond Hill Investment Group, Inc. ........................................ 276 35
Dime Community Bancshares, Inc. .......................................... 4,768 125
Donegal Group, Inc., Class A .............................................. 1,725 32
Donnelley Financial Solutions, Inc.(a) ........................................ 2,958 136
Dynex Capital, Inc.(b) ................................................... 14,529 192
Eagle Bancorp Montana, Inc. .............................................. 752 12
Eagle Bancorp, Inc. ..................................................... 3,104 52
Eagle Financial Services, Inc. .............................................. 470 17
East West Bancorp, Inc. .................................................. 15,672 1,592
Eastern Bankshares, Inc. .................................................. 22,259 390
ECB Bancorp, Inc.(a) .................................................... 769 12
eHealth, Inc.(a) ........................................................ 2,892 15
Ellington Financial, Inc. .................................................. 11,099 148
Employers Holdings, Inc. ................................................. 2,619 100
Enact Holdings, Inc. ..................................................... 3,727 133
Encore Capital Group, Inc.(a) .............................................. 2,500 104
Enova International, Inc.(a) ................................................ 2,704 323
Enterprise Financial Services Corp. .......................................... 4,145 217
Equitable Holdings, Inc. .................................................. 34,207 1,690
Equity Bancshares, Inc., Class A ............................................ 1,645 67
Esquire Financial Holdings, Inc. ............................................ 811 76
Essent Group Ltd. ...................................................... 10,933 662
Euronet Worldwide, Inc.(a) ................................................ 4,583 348
Evercore, Inc. ......................................................... 4,133 1,217
EVERTEC, Inc. ........................................................ 7,207 205
EZCORP, Inc., Class A(a) ................................................. 6,292 115
F&G Annuities & Life, Inc. ................................................ 15,114 448
Farmers & Merchants Bancorp, Inc. .......................................... 1,382 33
Farmers National Banc Corp. .............................................. 4,039 52
FB Bancorp, Inc.(a) ..................................................... 1,938 23
FB Financial Corp. ...................................................... 4,574 247
Federal Agricultural Mortgage Corp., Class C ................................... 1,127 179
Federated Hermes, Inc. ................................................... 8,487 411
Fidelis Insurance Holdings Ltd. ............................................. 6,200 111
Fidelity D&D Bancorp, Inc. ............................................... 507 22
Fidelity National Financial, Inc. ............................................ 29,459 1,627
Finance of America Cos., Inc., Class A(a)(b) ................................... 482 11
Financial Institutions, Inc. ................................................. 2,192 62
Finward Bancorp ....................................................... 385 14
Finwise Bancorp(a) ..................................................... 940 18
First American Financial Corp. ............................................. 11,144 697
First Bancorp .......................................................... 4,576 222
First Bancorp Puerto Rico ................................................. 17,979 350
First Bank ............................................................ 2,463 38
First Busey Corp. ....................................................... 9,713 217
First Business Financial Services, Inc. ........................................ 840 43
First Capital, Inc. ....................................................... 334 14
First Commonwealth Financial Corp. ......................................... 11,676 179
First Community Bankshares, Inc. ........................................... 1,726 56
First Community Corp. ................................................... 771 21
First Financial Bancorp ................................................... 10,814 253

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
First Financial Bankshares, Inc. ............................................. 15,829 $ 489
First Financial Corp. ..................................................... 1,271 68
First Financial Northwest, Inc.(a)(c) .......................................... 869 —(d)
First Foundation, Inc.(a) .................................................. 7,957 43
First Guaranty Bancshares, Inc. ............................................. 262 2
First Hawaiian, Inc. ..................................................... 14,172 348
First Horizon Corp. ..................................................... 57,549 1,229
First Internet Bancorp .................................................... 761 14
First Interstate BancSystem, Inc., Class A ...................................... 10,282 321
First Merchants Corp. .................................................... 6,492 230
First Mid Bancshares, Inc. ................................................ 2,430 87
First National Corp. ..................................................... 813 18
First Savings Financial Group, Inc. .......................................... 570 17
First United Corp. ...................................................... 667 23
First Western Financial, Inc.(a) ............................................. 813 19
FirstCash Holdings, Inc. .................................................. 4,496 713
Firstsun Capital Bancorp(a) ................................................ 1,357 46
Five Star Bancorp ...................................................... 1,699 60
Flagstar Bank NA ....................................................... 34,529 394
Flushing Financial Corp. .................................................. 3,514 48
Flywire Corp.(a) ....................................................... 12,948 172
FNB Corp. ............................................................ 40,615 638
Fold Holdings, Inc.(a) .................................................... 850 3
Forge Global Holdings, Inc.(a) ............................................. 943 21
Franklin BSP Realty Trust, Inc. ............................................. 9,166 93
Franklin Financial Services Corp. ........................................... 445 20
Franklin Resources, Inc. .................................................. 31,953 722
Freedom Holding Corp.(a)(b) .............................................. 2,011 309
FS Bancorp, Inc. ....................................................... 701 27
Fulton Financial Corp. ................................................... 20,617 358
FVCBankcorp, Inc. ..................................................... 1,592 19
Galaxy Digital, Inc.(a) ................................................... 19,532 684
GBank Financial Holdings, Inc.(a)(b) ......................................... 1,020 37
GCM Grosvenor, Inc., Class A(b) ........................................... 5,794 67
Genworth Financial, Inc.(a) ................................................ 46,095 389
German American Bancorp, Inc. ............................................ 4,073 157
Glacier Bancorp, Inc. .................................................... 14,508 593
Globe Life, Inc. ........................................................ 9,236 1,215
Goosehead Insurance, Inc., Class A .......................................... 2,719 187
Granite Point Mortgage Trust, Inc. ........................................... 4,572 12
Great Southern Bancorp, Inc. .............................................. 933 52
Green Dot Corp., Class A(a) ............................................... 5,459 63
Greene County Bancorp, Inc. .............................................. 733 16
Greenlight Capital Re Ltd., Class A(a) ........................................ 2,862 35
Guild Holdings Co., Class A ............................................... 1,074 21
HA Sustainable Infrastructure Capital, Inc. ..................................... 14,021 389
Hamilton Insurance Group Ltd., Class B(a) .................................... 6,788 161
Hamilton Lane, Inc., Class A ............................................... 3,359 383
Hancock Whitney Corp. .................................................. 9,600 548
Hanmi Financial Corp. ................................................... 3,343 88
Hanover Bancorp, Inc.(b) ................................................. 461 10
HarborOne Bancorp, Inc. ................................................. 4,223 51
Hawthorn Bancshares, Inc. ................................................ 626 19
HBT Financial, Inc. ..................................................... 1,246 30
HCI Group, Inc. ........................................................ 1,221 249
Heritage Commerce Corp. ................................................ 6,635 69
Heritage Financial Corp. .................................................. 3,779 84
Heritage Insurance Holdings, Inc.(a) ......................................... 2,712 64
Hilltop Holdings, Inc. .................................................... 4,997 161
Hippo Holdings, Inc.(a) .................................................. 1,601 59
Home Bancorp, Inc. ..................................................... 746 40
Home Bancshares, Inc. ................................................... 21,255 568
HomeTrust Bancshares, Inc. ............................................... 1,643 65

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Hope Bancorp, Inc. ..................................................... 13,844 $ 145
Horace Mann Educators Corp. .............................................. 4,593 205
Horizon Bancorp, Inc. ................................................... 5,556 87
Houlihan Lokey, Inc. .................................................... 6,230 1,116
I3 Verticals, Inc., Class A(a) ............................................... 2,562 79
Independent Bank Corp. MA ............................................... 5,582 376
Independent Bank Corp. MI ............................................... 2,228 67
Innventure, Inc.(a)(b) .................................................... 2,125 6
International Bancshares Corp. ............................................. 6,439 427
International Money Express, Inc.(a) ......................................... 3,069 46
Invesco Ltd. ........................................................... 50,775 1,203
Invesco Mortgage Capital, Inc.(b) ........................................... 7,401 56
Investar Holding Corp. ................................................... 923 22
Investors Title Co. ...................................................... 156 40
Jack Henry & Associates, Inc. .............................................. 8,315 1,238
Jackson Financial, Inc., Class A ............................................. 7,813 788
James River Group Holdings Ltd. ........................................... 3,850 20
Jefferies Financial Group, Inc. .............................................. 18,829 995
John Marshall Bancorp, Inc. ............................................... 1,352 26
Kearny Financial Corp. ................................................... 6,394 41
Kemper Corp. ......................................................... 7,124 321
Kestrel Group Ltd.(a)(b) .................................................. 835 17
Kingstone Cos., Inc. ..................................................... 1,125 16
Kingsway Financial Services, Inc.(a)(b) ....................................... 2,237 32
Kinsale Capital Group, Inc. ................................................ 2,532 1,011
KKR Real Estate Finance Trust, Inc. ......................................... 6,093 50
Ladder Capital Corp. .................................................... 12,780 135
Lakeland Financial Corp. ................................................. 2,819 161
Landmark Bancorp, Inc./Manhattan KS ....................................... 451 12
Lazard, Inc. ........................................................... 10,541 514
LCNB Corp. .......................................................... 1,423 22
Lemonade, Inc.(a)(b) .................................................... 6,867 413
LendingClub Corp.(a) .................................................... 12,695 221
LendingTree, Inc.(a) ..................................................... 1,242 79
Lincoln National Corp. ................................................... 21,528 904
LINKBANCORP, Inc. ................................................... 2,570 18
Live Oak Bancshares, Inc. ................................................ 3,971 124
loanDepot, Inc., Class A(a)(b) .............................................. 8,712 26
Lument Finance Trust, Inc. ................................................ 2,966 5
MainStreet Bancshares, Inc. ............................................... 641 12
MarketAxess Holdings, Inc. ............................................... 4,198 672
Marqeta, Inc., Class A(a) ................................................. 42,069 191
MBIA, Inc.(a) ......................................................... 4,848 33
Mechanics Bancorp(a) ................................................... 24,195 324
Medallion Financial Corp. ................................................ 1,662 16
Mercantile Bank Corp. ................................................... 1,754 77
Merchants Bancorp ..................................................... 2,310 72
Mercury General Corp. ................................................... 3,039 235
Meridian Corp. ........................................................ 895 13
Metrocity Bankshares, Inc. ................................................ 2,043 52
Metropolitan Bank Holding Corp. ........................................... 1,013 67
MFA Financial, Inc. ..................................................... 11,553 104
MGIC Investment Corp. .................................................. 26,003 713
Mid Penn Bancorp, Inc. .................................................. 1,993 57
Middlefield Banc Corp. .................................................. 788 26
Midland States Bancorp, Inc. .............................................. 2,244 33
MidWestOne Financial Group, Inc. .......................................... 2,165 80
Millrose Properties, Inc.(b) ................................................ 13,831 446
Moelis & Co., Class A ................................................... 8,424 534
Morningstar, Inc. ....................................................... 2,868 609
MVB Financial Corp. .................................................... 1,272 33
National Bank Holdings Corp., Class A ....................................... 4,241 151
National Bankshares, Inc. ................................................. 657 19

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Navient Corp. ......................................................... 11,016 $ 135
NB Bancorp, Inc. ....................................................... 3,853 70
NBT Bancorp, Inc. ...................................................... 5,858 237
NCR Atleos Corp.(a) .................................................... 8,248 304
Nelnet, Inc., Class A ..................................................... 1,854 239
NerdWallet, Inc., Class A(a) ............................................... 4,684 55
NewtekOne, Inc. ....................................................... 2,709 28
Nexpoint Real Estate Finance, Inc. .......................................... 1,804 24
NI Holdings, Inc.(a) ..................................................... 645 9
Nicolet Bankshares, Inc. .................................................. 1,502 177
NMI Holdings, Inc.(a) ................................................... 8,710 317
Northeast Bank ........................................................ 883 76
Northeast Community Bancorp, Inc. ......................................... 1,484 29
Northfield Bancorp, Inc. .................................................. 4,044 41
Northpointe Bancshares, Inc. ............................................... 2,019 32
Northrim Bancorp, Inc. ................................................... 2,410 53
Northwest Bancshares, Inc. ................................................ 15,781 185
Norwood Financial Corp.(b) ............................................... 910 24
Oak Valley Bancorp ..................................................... 720 20
OceanFirst Financial Corp. ................................................ 6,300 115
OFG Bancorp ......................................................... 5,017 194
Ohio Valley Banc Corp. .................................................. 394 14
Old National Bancorp .................................................... 38,500 787
Old Republic International Corp. ............................................ 26,355 1,040
Old Second Bancorp, Inc. ................................................. 5,544 100
OneMain Holdings, Inc. .................................................. 13,575 804
Onity Group, Inc.(a) ..................................................... 714 27
OP Bancorp ........................................................... 1,223 16
Open Lending Corp.(a) ................................................... 10,665 20
Oportun Financial Corp.(a) ................................................ 4,039 22
Oppenheimer Holdings, Inc., Class A ......................................... 639 45
OppFi, Inc. ........................................................... 2,796 27
Orange County Bancorp, Inc. .............................................. 1,101 27
Orchid Island Capital, Inc.(b) .............................................. 18,316 132
Origin Bancorp, Inc. ..................................................... 3,207 111
Orrstown Financial Services, Inc. ........................................... 2,076 69
Oscar Health, Inc., Class A(a) .............................................. 21,720 391
P10, Inc., Class A ....................................................... 6,561 67
Palomar Holdings, Inc.(a) ................................................. 2,997 342
Park National Corp. ..................................................... 1,789 272
Parke Bancorp, Inc. ..................................................... 1,058 23
Pathward Financial, Inc. .................................................. 2,563 174
Patria Investments Ltd., Class A(b) .......................................... 6,850 100
Patriot National Bancorp, Inc.(a) ............................................ 7,546 9
Paymentus Holdings, Inc., Class A(a) ........................................ 4,477 128
Payoneer Global, Inc.(a) .................................................. 31,164 180
Paysafe Ltd.(a) ......................................................... 3,298 36
Paysign, Inc.(a) ........................................................ 4,239 22
PCB Bancorp .......................................................... 1,216 26
Peapack-Gladstone Financial Corp. .......................................... 1,656 42
PennyMac Financial Services, Inc. .......................................... 5,663 712
PennyMac Mortgage Investment Trust ........................................ 9,798 118
Peoples Bancorp of North Carolina, Inc. ....................................... 502 15
Peoples Bancorp, Inc. .................................................... 3,915 112
Peoples Financial Services Corp. ............................................ 1,026 46
Perella Weinberg Partners ................................................. 6,708 125
Pinnacle Financial Partners, Inc. ............................................ 8,746 745
Pioneer Bancorp, Inc.(a) .................................................. 1,149 15
Piper Sandler Cos. ...................................................... 1,967 628
PJT Partners, Inc., Class A ................................................ 2,577 415
Plumas Bancorp ........................................................ 693 28
Ponce Financial Group, Inc.(a) ............................................. 2,136 30
Popular, Inc. .......................................................... 7,581 845

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
PRA Group, Inc.(a) ..................................................... 4,191 $ 57
Preferred Bank ......................................................... 1,526 138
Primerica, Inc. ......................................................... 3,697 961
Primis Financial Corp. ................................................... 2,076 23
Princeton Bancorp, Inc. .................................................. 554 17
Priority Technology Holdings, Inc.(a) ........................................ 2,709 19
ProAssurance Corp.(a) ................................................... 5,760 138
PROG Holdings, Inc. .................................................... 4,369 126
Prosperity Bancshares, Inc. ................................................ 10,440 687
Provident Bancorp, Inc.(a) ................................................ 1,719 22
Provident Financial Services, Inc. ........................................... 14,040 257
QCR Holdings, Inc. ..................................................... 1,858 138
Radian Group, Inc. ...................................................... 15,316 520
RBB Bancorp ......................................................... 1,790 33
Ready Capital Corp.(b) ................................................... 16,917 50
Red River Bancshares, Inc. ................................................ 490 32
Redwood Trust, Inc. ..................................................... 14,409 77
Regional Management Corp. ............................................... 990 39
Reinsurance Group of America, Inc. ......................................... 7,560 1,379
Remitly Global, Inc.(a) ................................................... 18,962 304
RenaissanceRe Holdings Ltd. .............................................. 5,154 1,310
Renasant Corp. ........................................................ 10,675 359
Repay Holdings Corp.(a) ................................................. 7,264 31
Republic Bancorp, Inc., Class A ............................................ 908 60
Rhinebeck Bancorp, Inc.(a) ................................................ 375 4
Richmond Mutual Bancorp, Inc. ............................................ 842 11
Rithm Capital Corp. ..................................................... 60,547 664
Rithm Property Trust, Inc. ................................................. 4,533 12
Riverview Bancorp, Inc. .................................................. 2,035 11
RLI Corp. ............................................................ 9,307 549
Rocket Cos., Inc., Class A ................................................. 107,452 1,790
Root, Inc., Class A(a) .................................................... 1,223 98
Runway Growth Finance Corp.(b) ........................................... 3,976 39
Ryan Specialty Holdings, Inc. .............................................. 12,392 679
S&T Bancorp, Inc. ...................................................... 4,303 158
Safety Insurance Group, Inc. ............................................... 1,653 114
SB Financial Group, Inc. ................................................. 581 11
Seacoast Banking Corp. of Florida ........................................... 9,863 299
Security National Financial Corp., Class A(a) ................................... 1,590 13
SEI Investments Co. ..................................................... 11,721 945
Selective Insurance Group, Inc. ............................................. 6,921 521
Selectquote, Inc.(a) ..................................................... 14,711 31
ServisFirst Bancshares, Inc. ............................................... 5,845 411
Seven Hills Realty Trust(b) ................................................ 1,531 14
Sezzle, Inc.(a) ......................................................... 1,900 125
Shift4 Payments, Inc., Class A(a)(b) ......................................... 7,500 518
Shore Bancshares, Inc. ................................................... 3,364 53
Siebert Financial Corp.(a) ................................................. 1,083 3
Sierra Bancorp ......................................................... 1,347 39
Silvercrest Asset Management Group, Inc., Class A ............................... 828 12
Simmons First National Corp., Class A ....................................... 16,297 283
SiriusPoint Ltd.(a) ...................................................... 12,234 223
Skyward Specialty Insurance Group, Inc.(a) .................................... 4,047 185
SLM Corp. ........................................................... 23,622 634
SmartFinancial, Inc. ..................................................... 1,591 56
Sound Financial Bancorp, Inc. .............................................. 215 10
South Plains Financial, Inc. ................................................ 1,371 50
Southern First Bancshares, Inc.(a) ........................................... 814 36
Southern Missouri Bancorp, Inc. ............................................ 1,082 57
Southside Bancshares, Inc. ................................................ 3,210 90
SouthState Bank Corp. ................................................... 11,484 1,018
SR Bancorp, Inc. ....................................................... 770 11
Starwood Property Trust, Inc. .............................................. 39,567 719

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Stellar Bancorp, Inc. ..................................................... 5,300 $ 156
StepStone Group, Inc., Class A ............................................. 7,951 484
Sterling Bancorp, Inc.(a)(c) ................................................ 2,117 —(d)
Stewart Information Services Corp. .......................................... 3,138 214
Stifel Financial Corp. .................................................... 11,356 1,345
Stock Yards Bancorp, Inc. ................................................. 3,085 201
StoneX Group, Inc.(a) ................................................... 4,918 452
Strive, Inc., Class A(a) ................................................... 130 —(d)
Sunrise Realty Trust, Inc. ................................................. 960 9
SWK Holdings Corp. .................................................... 1,228 20
Synovus Financial Corp. .................................................. 15,818 706
Texas Capital Bancshares, Inc.(a) ........................................... 5,114 429
TFS Financial Corp. ..................................................... 32,010 426
The Baldwin Insurance Group, Inc.(a) ........................................ 8,089 179
The Bancorp, Inc.(a) ..................................................... 4,950 324
The Bank of NT Butterfield & Son Ltd. ....................................... 5,306 245
The First Bancorp, Inc. ................................................... 1,067 26
The Hanover Insurance Group, Inc. .......................................... 4,065 695
The Hingham Institution for Savings(b) ....................................... 176 52
The Western Union Co. ................................................... 36,690 342
Third Coast Bancshares, Inc.(a) ............................................. 1,213 45
Timberland Bancorp, Inc. ................................................. 810 26
Tiptree, Inc. ........................................................... 2,406 43
Tompkins Financial Corp. ................................................. 1,487 94
Towne Bank .......................................................... 9,283 302
TPG RE Finance Trust, Inc. ............................................... 7,764 67
TPG, Inc. ............................................................ 15,007 826
TriCo Bancshares ....................................................... 3,410 151
Triumph Financial, Inc.(a) ................................................. 2,492 136
Trupanion, Inc.(a)(b) .................................................... 3,459 138
TrustCo Bank Corp. ..................................................... 2,059 78
Trustmark Corp. ........................................................ 6,364 237
TWFG, Inc.(a) ......................................................... 1,494 36
Two Harbors Investment Corp. ............................................. 11,705 114
UMB Financial Corp. .................................................... 8,351 893
Union Bankshares, Inc. ................................................... 372 8
United Bankshares, Inc. .................................................. 15,869 568
United Community Banks, Inc. ............................................. 13,823 404
United Fire Group, Inc. ................................................... 2,416 73
United Security Bancshares ................................................ 1,354 12
Unity Bancorp, Inc. ..................................................... 734 33
Universal Insurance Holdings, Inc. .......................................... 2,863 88
Univest Financial Corp. .................................................. 3,220 95
Unum Group .......................................................... 19,360 1,421
Upstart Holdings, Inc.(a)(b) ............................................... 9,568 455
USCB Financial Holdings, Inc. ............................................. 1,147 20
UWM Holdings Corp. ................................................... 21,677 122
Valley National Bancorp .................................................. 54,864 596
Velocity Financial, Inc.(a) ................................................. 2,637 49
Victory Capital Holdings, Inc., Class A(e) ..................................... 5,941 370
Virtu Financial, Inc., Class A ............................................... 9,141 318
Virtus Investment Partners, Inc. ............................................. 716 117
Voya Financial, Inc. ..................................................... 11,027 821
WaFd, Inc. ............................................................ 8,883 258
Walker & Dunlop, Inc. ................................................... 3,681 294
Washington Trust Bancorp, Inc. ............................................. 2,112 58
Waterstone Financial, Inc. ................................................. 1,677 26
Webster Financial Corp. .................................................. 18,923 1,079
WesBanco, Inc. ........................................................ 10,772 324
West Bancorp, Inc. ...................................................... 1,637 35
Westamerica Bancorp .................................................... 2,763 132
Western Alliance Bancorp ................................................. 12,021 930
Western New England Bancorp, Inc. ......................................... 1,924 22

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Westwood Holdings Group, Inc. ............................................ 724 $ 12
WEX, Inc.(a) .......................................................... 3,890 567
White Mountains Insurance Group Ltd. ....................................... 286 545
Wintrust Financial Corp. .................................................. 7,566 984
WisdomTree, Inc. ....................................................... 14,626 175
World Acceptance Corp.(a) ................................................ 508 65
WSFS Financial Corp. ................................................... 6,336 330
Zions Bancorp NA ...................................................... 16,680 869
120,480
Health Care (13.6%):
10X Genomics, Inc., Class A(a) ............................................. 12,598 172
4D Molecular Therapeutics, Inc.(a) .......................................... 4,773 55
Aardvark Therapeutics, Inc.(a)(b) ........................................... 1,290 14
Abeona Therapeutics, Inc.(a) ............................................... 4,982 24
Absci Corp.(a)(b) ....................................................... 14,699 63
Acadia Healthcare Co., Inc.(a) .............................................. 10,371 223
ACADIA Pharmaceuticals, Inc.(a) ........................................... 19,191 436
Accuray, Inc.(a) ........................................................ 11,515 16
Achieve Life Sciences, Inc.(a)(b) ............................................ 4,680 24
Aclaris Therapeutics, Inc.(a) ............................................... 9,960 25
Actuate Therapeutics, Inc.(a) ............................................... 581 4
AdaptHealth Corp.(a) .................................................... 10,248 92
Adaptive Biotechnologies Corp.(a) .......................................... 16,628 289
Addus HomeCare Corp.(a) ................................................ 2,052 240
ADMA Biologics, Inc.(a) ................................................. 26,420 409
Agenus, Inc.(a) ........................................................ 3,051 12
agilon health, Inc.(a) ..................................................... 33,498 27
Agios Pharmaceuticals, Inc.(a) ............................................. 6,223 269
AirSculpt Technologies, Inc.(a)(b) ........................................... 1,650 17
Akebia Therapeutics, Inc.(a) ............................................... 28,418 63
Akero Therapeutics, Inc.(a) ................................................ 8,107 439
Aldeyra Therapeutics, Inc.(a) .............................................. 6,412 32
Alector, Inc.(a) ......................................................... 7,687 11
Alignment Healthcare, Inc.(a) .............................................. 15,578 263
Alkermes PLC(a) ....................................................... 18,444 566
Allogene Therapeutics, Inc.(a)(b) ........................................... 16,412 20
Alpha Teknova, Inc.(a)(b) ................................................. 959 5
Alphatec Holdings, Inc.(a) ................................................ 12,827 244
ALT5 Sigma Corp.(a)(b) .................................................. 11,831 30
Altimmune, Inc.(a)(b) .................................................... 9,690 39
Alumis, Inc.(a)(b) ...................................................... 7,411 35
American Well Corp., Class A(a) ............................................ 1,112 6
Amicus Therapeutics, Inc.(a) ............................................... 34,428 311
AMN Healthcare Services, Inc.(a) ........................................... 4,304 85
Amneal Pharmaceuticals, Inc.(a) ............................................ 16,540 179
Amphastar Pharmaceuticals, Inc.(a) .......................................... 3,878 99
Amylyx Pharmaceuticals, Inc.(a) ............................................ 7,551 105
AnaptysBio, Inc.(a) ..................................................... 2,902 106
Anavex Life Sciences Corp.(a)(b) ........................................... 9,385 75
AngioDynamics, Inc.(a) .................................................. 4,303 52
ANI Pharmaceuticals, Inc.(a) .............................................. 2,125 193
Anika Therapeutics, Inc.(a) ................................................ 1,430 14
Annexon, Inc.(a) ....................................................... 10,553 33
Anteris Technologies Global Corp.(a)(b) ...................................... 3,851 17
Apellis Pharmaceuticals, Inc.(a) ............................................ 11,955 257
Apogee Therapeutics, Inc.(a) ............................................... 4,209 238
Aquestive Therapeutics, Inc.(a)(b) ........................................... 12,587 86
Arcellx, Inc.(a) ........................................................ 4,745 428
Arcturus Therapeutics Holdings, Inc.(a) ....................................... 2,726 27
Arcus Biosciences, Inc.(a) ................................................. 7,441 147
Arcutis Biotherapeutics, Inc.(a)(b) ........................................... 11,969 303
Ardelyx, Inc.(a) ........................................................ 26,419 160
ArriVent Biopharma, Inc.(a)(b) ............................................. 3,351 63

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Arrowhead Pharmaceuticals, Inc.(a) .......................................... 14,724 $ 624
ARS Pharmaceuticals, Inc.(a)(b) ............................................ 6,563 59
Artivion, Inc.(a) ........................................................ 5,030 228
Arvinas, Inc.(a) ........................................................ 7,234 73
Assembly Biosciences, Inc.(a) .............................................. 1,149 36
Astrana Health, Inc.(a) ................................................... 4,228 132
Astria Therapeutics, Inc.(a) ................................................ 5,093 64
Atea Pharmaceuticals, Inc.(a) .............................................. 6,932 23
Atlantic International Corp.(a) .............................................. 2,034 6
Atossa Therapeutics, Inc.(a) ............................................... 13,290 12
AtriCure, Inc.(a) ....................................................... 5,471 189
aTyr Pharma, Inc.(a)(b) ................................................... 9,518 8
Aura Biosciences, Inc.(a) ................................................. 4,524 28
Avanos Medical, Inc.(a) .................................................. 5,023 56
Avantor, Inc.(a) ........................................................ 76,138 900
Aveanna Healthcare Holdings, Inc.(a) ........................................ 5,004 45
Avidity Biosciences, Inc.(a) ............................................... 13,313 930
Avita Medical, Inc.(a)(b) .................................................. 2,665 10
Axogen, Inc.(a) ........................................................ 4,928 109
Axsome Therapeutics, Inc.(a) .............................................. 4,723 638
Azenta, Inc.(a) ......................................................... 5,121 155
Beam Therapeutics, Inc.(a) ................................................ 10,454 261
Benitec Biopharma, Inc.(a) ................................................ 2,735 45
Beta Bionics, Inc.(a) ..................................................... 3,694 101
Bicara Therapeutics, Inc.(a) ............................................... 3,474 56
BioAge Labs, Inc.(a) .................................................... 2,228 17
BioCryst Pharmaceuticals, Inc.(a) ........................................... 23,120 169
Biohaven Ltd.(a) ....................................................... 10,540 181
BioLife Solutions, Inc.(a) ................................................. 5,262 147
BioMarin Pharmaceutical, Inc.(a) ........................................... 21,710 1,163
Bio-Rad Laboratories, Inc., Class A(a) ........................................ 2,103 672
Biote Corp., Class A(a) ................................................... 2,991 9
Bio-Techne Corp. ....................................................... 17,650 1,104
Bioventus, Inc., Class A(a) ................................................ 5,019 33
Black Diamond Therapeutics, Inc.(a) ......................................... 4,616 18
Bridgebio Pharma, Inc.(a)(b) ............................................... 18,616 1,166
BrightSpring Health Services, Inc.(a) ......................................... 11,187 370
Brookdale Senior Living, Inc.(a) ............................................ 24,448 227
Bruker Corp.(b) ........................................................ 11,807 460
Butterfly Network, Inc.(a) ................................................. 20,686 56
Cabaletta Bio, Inc.(a) .................................................... 8,481 31
Candel Therapeutics, Inc.(a)(b) ............................................. 4,076 22
Capricor Therapeutics, Inc.(a)(b) ............................................ 4,382 29
Cardiff Oncology, Inc.(a)(b) ............................................... 6,362 15
CareDx, Inc.(a) ........................................................ 5,595 84
Caribou Biosciences, Inc.(a) ............................................... 8,842 21
Cartesian Therapeutics, Inc.(a)(b) ........................................... 810 7
Cassava Sciences, Inc.(a) ................................................. 4,450 14
Castle Biosciences, Inc.(a) ................................................ 3,181 81
Catalyst Pharmaceuticals, Inc.(a) ............................................ 12,760 271
Celcuity, Inc.(a) ........................................................ 3,819 295
Celldex Therapeutics, Inc.(a)(b) ............................................ 7,368 197
Ceribell, Inc.(a) ........................................................ 2,226 25
Certara, Inc.(a) ......................................................... 13,285 154
Cerus Corp.(a) ......................................................... 19,658 29
CG oncology, Inc.(a) .................................................... 5,369 232
Charles River Laboratories International, Inc.(a) ................................. 5,586 1,006
Chemed Corp. ......................................................... 1,641 708
Cibus, Inc.(a) .......................................................... 2,948 5
Cidara Therapeutics, Inc.(a) ............................................... 2,213 242
Claritev Corp.(a) ....................................................... 804 52
ClearPoint Neuro, Inc.(a) ................................................. 2,744 64
Clover Health Investments Corp.(a) .......................................... 43,961 155

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Codexis, Inc.(a) ........................................................ 9,514 $ 23
Cogent Biosciences, Inc.(a) ................................................ 12,854 210
Collegium Pharmaceutical, Inc.(a) ........................................... 3,468 125
Community Health Systems, Inc.(a) .......................................... 13,444 52
Compass Therapeutics, Inc.(a) .............................................. 12,288 46
Concentra Group Holdings Parent, Inc. ....................................... 13,200 263
CONMED Corp. ....................................................... 3,429 151
Corcept Therapeutics, Inc.(a) .............................................. 10,704 786
CorMedix, Inc.(a)(b) .................................................... 7,540 84
CorVel Corp.(a) ........................................................ 3,289 243
Corvus Pharmaceuticals, Inc.(a)(b) .......................................... 6,057 49
Crescent Biopharma, Inc.(a)(b) ............................................. 1,163 15
Crinetics Pharmaceuticals, Inc.(a)(b) ......................................... 9,986 434
Cross Country Healthcare, Inc.(a) ........................................... 3,442 42
CryoPort, Inc.(a) ....................................................... 5,361 50
Cullinan Therapeutics, Inc.(a) .............................................. 3,989 35
CVRx, Inc.(a) ......................................................... 1,643 17
Cytek Biosciences, Inc.(a) ................................................. 12,948 50
Cytokinetics, Inc.(a) ..................................................... 13,432 854
CytomX Therapeutics, Inc.(a) .............................................. 13,679 49
DaVita, Inc.(a) ......................................................... 7,807 929
Day One Biopharmaceuticals, Inc.(a) ......................................... 8,390 62
Definitive Healthcare Corp.(a) .............................................. 3,797 11
Delcath Systems, Inc.(a) .................................................. 3,613 36
Denali Therapeutics, Inc.(a) ............................................... 14,957 243
DENTSPLY SIRONA, Inc. ................................................ 22,694 286
Design Therapeutics, Inc.(a) ............................................... 3,327 22
Dianthus Therapeutics, Inc.(a) .............................................. 2,657 93
Disc Medicine, Inc.(a) ................................................... 2,624 226
DocGo, Inc.(a) ......................................................... 8,576 9
Doximity, Inc., Class A(a) ................................................. 15,198 1,003
Dynavax Technologies Corp.(a) ............................................. 13,275 136
Dyne Therapeutics, Inc.(a) ................................................ 12,528 283
Edgewise Therapeutics, Inc.(a) ............................................. 8,487 155
Editas Medicine, Inc.(a) .................................................. 9,864 30
Elanco Animal Health, Inc.(a) .............................................. 56,494 1,251
Electromed, Inc.(a) ...................................................... 700 17
Eledon Pharmaceuticals, Inc.(a)(b) .......................................... 5,996 26
Elicio Therapeutics, Inc.(a) ................................................ 632 6
Embecta Corp. ......................................................... 6,146 82
Emergent BioSolutions, Inc.(a) ............................................. 5,726 71
Enanta Pharmaceuticals, Inc.(a) ............................................. 2,148 24
Encompass Health Corp. .................................................. 11,389 1,297
Enhabit, Inc.(a) ........................................................ 4,876 40
Enliven Therapeutics, Inc.(a) ............................................... 4,318 101
Enovis Corp.(a) ........................................................ 6,367 199
Entrada Therapeutics, Inc.(a) ............................................... 2,359 16
Envista Holdings Corp.(a) ................................................. 18,637 379
Erasca, Inc.(a) ......................................................... 17,867 43
Esperion Therapeutics, Inc.(a) .............................................. 22,122 66
Establishment Labs Holdings, Inc.(a)(b) ....................................... 2,972 142
Eton Pharmaceuticals, Inc.(a) .............................................. 2,537 46
Evolent Health, Inc., Class A(a) ............................................. 12,956 86
Evolus, Inc.(a) ......................................................... 5,631 36
Exact Sciences Corp.(a) .................................................. 21,436 1,387
Exagen, Inc.(a) ........................................................ 1,571 18
Exelixis, Inc.(a) ........................................................ 29,922 1,157
eXoZymes, Inc.(a) ...................................................... 96 1
EyePoint Pharmaceuticals, Inc.(a) ........................................... 6,814 89
Fate Therapeutics, Inc.(a) ................................................. 11,673 16
Foghorn Therapeutics, Inc.(a) .............................................. 2,889 13
Fortrea Holdings, Inc.(a) .................................................. 10,267 107
Fulcrum Therapeutics, Inc.(a) .............................................. 5,356 47

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Fulgent Genetics, Inc.(a) .................................................. 2,208 $ 50
GeneDx Holdings Corp.(a) ................................................ 2,885 395
Geron Corp.(a) ......................................................... 68,363 86
Glaukos Corp.(a) ....................................................... 6,331 558
Globus Medical, Inc.(a) .................................................. 12,836 775
GlucoTrack, Inc.(a) ..................................................... 103 1
GoodRx Holdings, Inc., Class A(a) .......................................... 9,010 30
Gossamer Bio, Inc.(a) .................................................... 20,378 50
GRAIL, Inc.(a)(b) ...................................................... 3,422 315
Greenwich Lifesciences, Inc.(a) ............................................. 549 5
Guardant Health, Inc.(a) .................................................. 13,607 1,266
Haemonetics Corp.(a) .................................................... 5,437 272
Halozyme Therapeutics, Inc.(a) ............................................. 13,279 866
Harmony Biosciences Holdings, Inc.(a) ....................................... 5,675 162
Harrow, Inc.(a)(b) ...................................................... 3,513 133
Health Catalyst, Inc.(a) ................................................... 7,217 23
HealthEquity, Inc.(a) .................................................... 9,677 915
HealthStream, Inc. ...................................................... 2,643 65
Henry Schein, Inc.(a) .................................................... 11,993 758
Heron Therapeutics, Inc.(a)(b) .............................................. 19,659 23
Hims & Hers Health, Inc.(a)(b) ............................................. 23,265 1,058
Humacyte, Inc.(a)(b) .................................................... 14,236 24
ICU Medical, Inc.(a) .................................................... 2,738 329
Ideaya Biosciences, Inc.(a) ................................................ 9,227 294
Immunome, Inc.(a) ...................................................... 9,037 145
Immunovant, Inc.(a) ..................................................... 8,045 199
InfuSystem Holdings, Inc.(a) ............................................... 1,980 21
Inhibikase Therapeutics, Inc.(a) ............................................. 4,077 6
Inhibrx Biosciences, Inc.(a) ................................................ 1,104 90
Inmune Bio, Inc.(a)(b) ................................................... 1,388 3
Innoviva, Inc.(a) ....................................................... 7,085 129
Inogen, Inc.(a) ......................................................... 2,517 21
Insight Molecular Diagnostics, Inc.(a) ........................................ 2,066 12
Insmed, Inc.(a) ......................................................... 23,785 4,510
Inspire Medical Systems, Inc.(a) ............................................ 3,056 220
Instil Bio, Inc.(a)(b) ..................................................... 372 7
Integer Holdings Corp.(a) ................................................. 3,920 253
Integra LifeSciences Holdings Corp.(a) ....................................... 7,480 90
Intellia Therapeutics, Inc.(a) ............................................... 11,578 146
Invivyd, Inc.(a) ........................................................ 18,445 32
Ionis Pharmaceuticals, Inc.(a) .............................................. 18,148 1,348
Iovance Biotherapeutics, Inc.(a)(b) .......................................... 33,020 65
iRadimed Corp. ........................................................ 1,433 110
iRhythm Technologies, Inc.(a) .............................................. 3,617 677
Ironwood Pharmaceuticals, Inc.(a) ........................................... 17,092 33
Janux Therapeutics, Inc.(a) ................................................ 6,164 177
Jazz Pharmaceuticals PLC(a) .............................................. 6,625 912
Journey Medical Corp.(a)(b) ............................................... 982 8
KalVista Pharmaceuticals, Inc.(a) ........................................... 4,178 46
Keros Therapeutics, Inc.(a) ................................................ 3,802 58
Kewaunee Scientific Corp.(a) .............................................. 216 9
Kindly MD, Inc.(a) ...................................................... 38,837 36
Kiniksa Pharmaceuticals International PLC(a) .................................. 4,746 176
Kodiak Sciences, Inc.(a) .................................................. 5,518 100
Korro Bio, Inc.(a)(b) .................................................... 568 23
KORU Medical Systems, Inc.(a) ............................................ 4,677 19
Krystal Biotech, Inc.(a) ................................................... 2,852 563
Kura Oncology, Inc.(a) ................................................... 9,528 98
Kymera Therapeutics, Inc.(a) .............................................. 6,775 419
Kyverna Therapeutics, Inc.(a) .............................................. 2,233 16
Lantheus Holdings, Inc.(a) ................................................ 7,623 440
Larimar Therapeutics, Inc.(a) .............................................. 5,237 20
LeMaitre Vascular, Inc. ................................................... 2,375 206

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
LENSAR, Inc.(a) ....................................................... 963 $ 12
LENZ Therapeutics, Inc.(a)(b) ............................................. 2,719 81
Lexicon Pharmaceuticals, Inc.(a)(b) .......................................... 19,996 28
Lifecore Biomedical, Inc.(a)(b) ............................................. 3,638 26
LifeMD, Inc.(a) ........................................................ 4,063 24
LifeStance Health Group, Inc.(a) ............................................ 17,655 86
Ligand Pharmaceuticals, Inc.(a) ............................................. 2,188 419
Lineage Cell Therapeutics, Inc.(a)(b) ......................................... 25,287 49
Liquidia Corp.(a) ....................................................... 8,003 195
Lucid Diagnostics, Inc.(a) ................................................. 4,549 5
Lyell Immunopharma, Inc.(a) .............................................. 911 15
Madrigal Pharmaceuticals, Inc.(a) ........................................... 2,315 970
MannKind Corp.(a) ..................................................... 34,016 190
Maravai LifeSciences Holdings, Inc., Class A(a) ................................. 11,475 36
Masimo Corp.(a) ....................................................... 5,858 824
MaxCyte, Inc.(a) ....................................................... 10,339 16
Maze Therapeutics, Inc.(a) ................................................ 2,199 72
MBX Biosciences, Inc.(a) ................................................. 1,775 39
Medpace Holdings, Inc.(a) ................................................ 2,605 1,524
MeiraGTx Holdings PLC(a) ............................................... 6,068 55
Merit Medical Systems, Inc.(a) ............................................. 6,630 580
Merrimack Pharmaceuticals, Inc.(a)(c) ........................................ 1,827 —(d)
Mesa Laboratories, Inc. .................................................. 596 43
Metsera, Inc.(a)(b) ...................................................... 5,330 336
MiMedx Group, Inc.(a) ................................................... 13,182 101
Mineralys Therapeutics, Inc.(a) ............................................. 5,672 232
Mirum Pharmaceuticals, Inc.(a) ............................................. 4,656 338
Moderna, Inc.(a) ....................................................... 39,440 1,071
Monopar Therapeutics, Inc.(a) .............................................. 438 38
Monte Rosa Therapeutics, Inc.(a)(b) ......................................... 5,179 67
MoonLake Immunotherapeutics(a) .......................................... 6,203 63
Myomo, Inc.(a) ........................................................ 2,652 2
Myriad Genetics, Inc.(a) .................................................. 9,982 80
National HealthCare Corp. ................................................ 1,294 155
National Research Corp. .................................................. 1,307 17
Nautilus Biotechnology, Inc.(a) ............................................. 5,763 8
Nektar Therapeutics(a) ................................................... 2,115 137
Neogen Corp.(a) ....................................................... 24,592 152
NeoGenomics, Inc.(a) .................................................... 14,251 139
Neonc Technologies Holdings, Inc.(a) ........................................ 325 3
Neumora Therapeutics, Inc.(a)(b) ........................................... 5,568 17
Neurocrine Biosciences, Inc.(a) ............................................. 11,077 1,586
Neurogene, Inc.(a) ...................................................... 1,341 46
Neuronetics, Inc.(a) ..................................................... 4,181 11
NeuroPace, Inc.(a) ...................................................... 2,576 26
Niagen Bioscience, Inc.(a) ................................................ 5,724 43
Nkarta, Inc.(a) ......................................................... 5,486 12
Novavax, Inc.(a)(b) ..................................................... 16,853 142
Novocure Ltd.(a) ....................................................... 11,327 145
Nurix Therapeutics, Inc.(a) ................................................ 8,488 110
Nutex Health, Inc.(a)(b) .................................................. 396 49
Nuvalent, Inc., Class A(a) ................................................. 5,123 509
Nuvation Bio, Inc.(a)(b) .................................................. 26,169 137
Nuvectis Pharma, Inc.(a)(b) ............................................... 1,355 9
Ocugen, Inc.(a) ........................................................ 34,347 54
Ocular Therapeutix, Inc.(a) ................................................ 16,646 194
Olema Pharmaceuticals, Inc.(a) ............................................. 5,900 53
Omeros Corp.(a)(b) ..................................................... 7,293 53
OmniAb, Inc.(a) ........................................................ 9,151 14
Omnicell, Inc.(a) ....................................................... 5,064 170
OPKO Health, Inc.(a) .................................................... 40,301 55
OptimizeRx Corp.(a) .................................................... 1,858 38
Option Care Health, Inc.(a) ................................................ 18,403 479

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Oramed Pharmaceuticals, Inc.(a) ............................................ 3,171 $ 8
OraSure Technologies, Inc.(a) .............................................. 7,495 21
Organogenesis Holdings, Inc.(a) ............................................ 6,471 27
Organon & Co. ........................................................ 29,645 200
ORIC Pharmaceuticals, Inc.(a) ............................................. 6,319 83
Orthofix Medical, Inc.(a) ................................................. 4,363 67
OrthoPediatrics Corp.(a) .................................................. 1,856 31
Oruka Therapeutics, Inc.(a)(b) .............................................. 3,478 98
Outset Medical, Inc.(a) ................................................... 1,860 24
Owens & Minor, Inc.(a) .................................................. 8,261 33
Pacific Biosciences of California, Inc.(a)(b) .................................... 29,711 70
Pacira BioSciences, Inc.(a) ................................................ 4,850 104
PACS Group, Inc.(a) ..................................................... 4,386 53
Palvella Therapeutics, Inc.(a) .............................................. 783 63
PDL BioPharma, Inc.(a)(b)(c) .............................................. 17,605 1
Pediatrix Medical Group, Inc.(a) ............................................ 9,758 166
Penumbra, Inc.(a) ....................................................... 4,339 987
Perrigo Co. PLC ....................................................... 15,686 325
Personalis, Inc.(a)(b) .................................................... 5,959 57
Perspective Therapeutics, Inc.(a) ............................................ 6,483 18
Phathom Pharmaceuticals, Inc.(a)(b) ......................................... 4,450 60
Phibro Animal Health Corp., Class A ......................................... 2,292 96
Phreesia, Inc.(a) ........................................................ 6,303 143
Praxis Precision Medicines, Inc.(a) .......................................... 2,267 451
Precigen, Inc.(a)(b) ..................................................... 16,657 69
Premier, Inc., Class A .................................................... 9,268 261
Prestige Consumer Healthcare, Inc.(a) ........................................ 5,566 337
Prime Medicine, Inc.(a) .................................................. 9,939 49
Privia Health Group, Inc.(a) ............................................... 12,422 302
PROCEPT BioRobotics Corp.(a)(b) .......................................... 6,038 205
Pro-Dex, Inc.(a) ........................................................ 188 7
Progyny, Inc.(a) ........................................................ 8,183 153
ProKidney Corp.(a)(b) ................................................... 10,971 34
Protagonist Therapeutics, Inc.(a) ............................................ 6,739 530
Protalix BioTherapeutics, Inc.(a) ............................................ 8,137 19
Protara Therapeutics, Inc.(a) ............................................... 3,631 19
PTC Therapeutics, Inc.(a) ................................................. 8,727 596
Pulmonx Corp.(a) ....................................................... 3,225 6
Pulse Biosciences, Inc.(a)(b) ............................................... 1,390 24
Puma Biotechnology, Inc.(a) ............................................... 4,063 21
Quanterix Corp.(a) ...................................................... 4,408 24
Quantum-Si, Inc.(a)(b) ................................................... 16,849 36
QuidelOrtho Corp.(a) .................................................... 7,511 203
RadNet, Inc.(a) ........................................................ 7,915 601
Rapid Micro Biosystems, Inc., Class A(a)(b) ................................... 2,061 6
Rapport Therapeutics, Inc.(a) .............................................. 1,954 57
RAPT Therapeutics, Inc.(a) ................................................ 761 23
Recursion Pharmaceuticals, Inc., Class A(a)(b) .................................. 38,061 210
REGENXBIO, Inc.(a) ................................................... 5,155 66
Relay Therapeutics, Inc.(a) ................................................ 14,768 105
Repligen Corp.(a) ....................................................... 6,105 910
Replimune Group, Inc.(a) ................................................. 7,196 70
Revolution Medicines, Inc.(a) .............................................. 18,600 1,094
Revvity, Inc. .......................................................... 13,270 1,242
Rezolute, Inc.(a) ....................................................... 8,486 79
Rhythm Pharmaceuticals, Inc.(a) ............................................ 7,050 802
Rigel Pharmaceuticals, Inc.(a) .............................................. 1,960 62
Rocket Pharmaceuticals, Inc.(a) ............................................. 10,996 41
Royalty Pharma PLC, Class A .............................................. 39,111 1,468
RxSight, Inc.(a) ........................................................ 4,143 36
Sagimet Biosciences, Inc., Class A(a) ......................................... 2,827 24
Sana Biotechnology, Inc.(a)(b) ............................................. 16,375 81
Sanara Medtech, Inc.(a) .................................................. 294 9

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Sangamo Therapeutics, Inc.(a) ............................................. 31,307 $ 19
SANUWAVE Health, Inc.(a) ............................................... 880 25
Sarepta Therapeutics, Inc.(a) ............................................... 10,626 255
Savara, Inc.(a) ......................................................... 8,885 37
Scholar Rock Holding Corp.(a) ............................................. 8,476 251
Schrodinger, Inc.(a) ..................................................... 7,145 150
Seer, Inc.(a) ........................................................... 3,184 7
Select Medical Holdings Corp. ............................................. 12,027 166
SELLAS Life Sciences Group, Inc.(a)(b) ...................................... 11,100 20
Semler Scientific, Inc.(a)(b) ............................................... 1,435 38
Senseonics Holdings, Inc.(a)(b) ............................................. 3,897 27
Septerna, Inc.(a)(b) ..................................................... 3,011 62
SI-BONE, Inc.(a) ....................................................... 4,316 64
SIGA Technologies, Inc. .................................................. 4,488 37
Sight Sciences, Inc.(a) ................................................... 2,872 15
Simulations Plus, Inc.(a) .................................................. 1,791 31
Sionna Therapeutics, Inc.(a) ............................................... 2,656 101
Soleno Therapeutics, Inc.(a)(b) ............................................. 5,273 354
Solid Biosciences, Inc.(a) ................................................. 6,449 35
Solventum Corp.(a) ..................................................... 16,938 1,169
Sonida Senior Living, Inc.(a) .............................................. 2,009 52
Sotera Health Co.(a) ..................................................... 17,560 291
Spero Therapeutics, Inc.(a)(b) .............................................. 3,778 9
Spyre Therapeutics, Inc.(a)(b) .............................................. 5,817 142
STAAR Surgical Co.(a) .................................................. 5,616 145
Standard BioTools, Inc.(a) ................................................ 41,028 49
Stereotaxis, Inc.(a) ...................................................... 8,092 24
Stoke Therapeutics, Inc.(a)(b) .............................................. 5,241 157
Streamex Corp.(a)(b) .................................................... 1,892 9
Supernus Pharmaceuticals, Inc.(a) ........................................... 6,062 334
Surgery Partners, Inc.(a) .................................................. 8,677 190
Surmodics, Inc.(a) ...................................................... 1,527 42
Syndax Pharmaceuticals, Inc.(a) ............................................ 9,490 130
Tactile Systems Technology, Inc.(a) .......................................... 2,365 36
Talkspace, Inc.(a) ....................................................... 15,500 50
Tandem Diabetes Care, Inc.(a) .............................................. 7,599 106
Tango Therapeutics, Inc.(a) ................................................ 7,328 59
Tarsus Pharmaceuticals, Inc.(a) ............................................. 4,418 304
Taysha Gene Therapies, Inc.(a) ............................................. 25,276 125
Tectonic Therapeutic, Inc.(a)(b) ............................................. 1,136 21
Teladoc Health, Inc.(a) ................................................... 19,947 172
Teleflex, Inc. .......................................................... 5,039 627
Tempus AI, Inc.(a)(b) .................................................... 11,042 992
Tenet Healthcare Corp.(a) ................................................. 10,010 2,067
Terns Pharmaceuticals, Inc.(a) .............................................. 7,809 64
TG Therapeutics, Inc.(a) .................................................. 16,399 570
The Ensign Group, Inc. ................................................... 6,391 1,151
The Joint Corp.(a) ...................................................... 1,411 11
The Oncology Institute, Inc.(a) ............................................. 5,006 22
The Pennant Group, Inc.(a) ................................................ 3,726 92
Theravance Biopharma, Inc.(a) ............................................. 5,225 77
Third Harmonic Bio, Inc.(a)(c) ............................................. 2,389 —(d)
Tonix Pharmaceuticals Holding Corp.(a)(b) .................................... 933 17
TransMedics Group, Inc.(a) ................................................ 3,780 497
Travere Therapeutics, Inc.(a) ............................................... 9,932 349
Treace Medical Concepts, Inc.(a) ............................................ 4,995 32
Trevi Therapeutics, Inc.(a) ................................................ 9,154 107
TruBridge, Inc.(a) ...................................................... 1,578 30
TuHURA Biosciences, Inc.(a) .............................................. 3,068 8
Tvardi Therapeutics, Inc.(a)(b) ............................................. 418 2
Twist Bioscience Corp.(a) ................................................. 6,586 217
Tyra Biosciences, Inc.(a) .................................................. 3,790 60
U.S. Physical Therapy, Inc. ................................................ 1,698 146

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
UFP Technologies, Inc.(a) ................................................. 845 $ 163
Ultragenyx Pharmaceutical, Inc.(a) .......................................... 10,271 355
United Therapeutics Corp.(a) .............................................. 5,022 2,237
Universal Health Services, Inc., Class B ....................................... 6,183 1,342
Upstream Bio, Inc.(a) .................................................... 2,224 57
Utah Medical Products, Inc. ............................................... 320 19
Vanda Pharmaceuticals, Inc.(a) ............................................. 6,069 26
Varex Imaging Corp.(a) .................................................. 4,591 54
Vaxcyte, Inc.(a) ........................................................ 14,400 652
Ventyx Biosciences, Inc.(a) ................................................ 7,043 60
Vera Therapeutics, Inc.(a) ................................................. 5,534 157
Veracyte, Inc.(a) ........................................................ 8,805 318
Verastem, Inc.(a) ....................................................... 6,382 60
Vericel Corp.(a) ........................................................ 5,703 200
Viatris, Inc. ........................................................... 130,769 1,355
Viking Therapeutics, Inc.(a) ............................................... 12,510 476
Vir Biotechnology, Inc.(a) ................................................. 10,059 60
Viridian Therapeutics, Inc.(a) .............................................. 8,397 198
Voyager Therapeutics, Inc.(a) .............................................. 4,902 23
WaVe Life Sciences Ltd.(a) ................................................ 14,414 130
Waystar Holding Corp.(a) ................................................. 13,677 490
Xencor, Inc.(a) ......................................................... 7,583 112
Xeris Biopharma Holdings, Inc.(a) .......................................... 17,078 166
XOMA Royalty Corp.(a) ................................................. 1,328 44
Zenas Biopharma, Inc.(a)(b) ............................................... 1,130 35
Zevra Therapeutics, Inc.(a) ................................................ 6,248 64
Zymeworks, Inc.(a) ..................................................... 8,309 159
101,929
Industrials (19.6%):
3D Systems Corp.(a)(b) .................................................. 13,697 39
A.O. Smith Corp. ....................................................... 12,903 851
AAON, Inc. ........................................................... 7,734 761
AAR Corp.(a) ......................................................... 4,019 338
ABM Industries, Inc. .................................................... 6,900 297
ACCO Brands Corp. .................................................... 9,585 36
Acme United Corp. ..................................................... 345 13
Acuity, Inc. ........................................................... 3,505 1,279
ACV Auctions, Inc., Class A(a) ............................................. 18,749 170
Advanced Drainage Systems, Inc. ........................................... 8,185 1,146
AECOM ............................................................. 15,125 2,032
AeroVironment, Inc.(a) ................................................... 4,303 1,592
AerSale Corp.(a) ....................................................... 3,539 26
AGCO Corp. .......................................................... 7,110 733
Air Lease Corp. ........................................................ 11,921 761
Alamo Group, Inc. ...................................................... 1,326 237
Alaska Air Group, Inc.(a) ................................................. 13,160 549
Albany International Corp. ................................................ 3,323 188
Alight, Inc., Class A ..................................................... 53,498 154
Allegiant Travel Co.(a) ................................................... 1,588 99
Allegion PLC ......................................................... 9,818 1,628
Allient, Inc. ........................................................... 1,609 88
Allison Transmission Holdings, Inc. ......................................... 9,533 787
Alta Equipment Group, Inc. ............................................... 2,033 12
Amentum Holdings, Inc.(a) ................................................ 22,607 507
Ameresco, Inc., Class A(a) ................................................ 3,615 143
American Airlines Group, Inc.(a) ............................................ 74,551 979
American Superconductor Corp.(a) .......................................... 4,944 293
American Woodmark Corp.(a) .............................................. 1,587 101
Amprius Technologies, Inc.(a) .............................................. 11,698 165
API Group Corp.(a) ..................................................... 40,301 1,484
Apogee Enterprises, Inc. .................................................. 2,379 87
Applied Industrial Technologies, Inc. ......................................... 4,299 1,105
ArcBest Corp. ......................................................... 2,545 189

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Archer Aviation, Inc., Class A(a)(b) .......................................... 62,398 $ 700
Arcosa, Inc. ........................................................... 5,520 563
Argan, Inc. ........................................................... 1,510 462
Armstrong World Industries, Inc. ............................................ 4,906 934
Array Technologies, Inc.(a) ................................................ 17,117 148
ASGN, Inc.(a) ......................................................... 4,785 214
Astec Industries, Inc. .................................................... 2,555 119
Astronics Corp.(a) ...................................................... 3,392 167
Asure Software, Inc.(a) ................................................... 2,717 24
Atkore, Inc. ........................................................... 3,778 262
Avis Budget Group, Inc.(a)(b) .............................................. 3,953 538
AZZ, Inc. ............................................................ 3,371 337
Barrett Business Services, Inc. ............................................. 2,817 114
BlackSky Technology, Inc.(a)(b) ............................................ 3,058 65
Bloom Energy Corp., Class A(a) ............................................ 24,469 3,234
Blue Bird Corp.(a) ...................................................... 3,564 178
BlueLinx Holdings, Inc.(a) ................................................ 858 56
Boise Cascade Co. ...................................................... 4,207 297
Bowman Consulting Group Ltd.(a) .......................................... 1,557 67
Brady Corp., Class A .................................................... 4,930 374
BrightView Holdings, Inc.(a) .............................................. 8,081 100
Builders FirstSource, Inc.(a) ............................................... 12,341 1,434
BWX Technologies, Inc. .................................................. 10,453 2,233
Byrna Technologies, Inc.(a)(b) ............................................. 1,959 40
C.H. Robinson Worldwide, Inc. ............................................. 13,463 2,073
CACI International, Inc., Class A(a) ......................................... 2,496 1,403
Cadre Holdings, Inc. ..................................................... 3,181 135
Casella Waste Systems, Inc.(a) ............................................. 7,128 631
CBIZ, Inc.(a) .......................................................... 5,552 305
CECO Environmental Corp.(a) ............................................. 3,414 167
Centuri Holdings, Inc.(a) ................................................. 6,026 122
ChargePoint Holdings, Inc.(a)(b) ............................................ 2,243 24
Chart Industries, Inc.(a)(b) ................................................ 5,130 1,024
Civeo Corp. ........................................................... 1,242 26
Clean Harbors, Inc.(a) ................................................... 5,822 1,226
Columbus McKinnon Corp. ............................................... 3,115 51
Concentrix Corp.(b) ..................................................... 5,107 206
Concrete Pumping Holdings, Inc. ........................................... 2,329 15
Conduent, Inc.(a) ....................................................... 15,578 37
Construction Partners, Inc., Class A(a) ........................................ 5,315 608
Core & Main, Inc., Class A(a) .............................................. 21,731 1,134
CoreCivic, Inc.(a) ...................................................... 11,893 220
Covenant Logistics Group, Inc. ............................................. 1,630 33
CRA International, Inc. ................................................... 719 137
Crane Co. ............................................................ 6,542 1,243
CSG Systems International, Inc. ............................................ 3,135 245
CSW Industrials, Inc. .................................................... 1,901 476
Custom Truck One Source, Inc.(a) ........................................... 7,197 42
Dayforce, Inc.(a) ....................................................... 17,413 1,197
Deluxe Corp. .......................................................... 4,966 90
Distribution Solutions Group, Inc.(a) ......................................... 1,025 28
DNOW, Inc.(a) ........................................................ 11,937 175
Donaldson Co., Inc. ..................................................... 13,297 1,120
Douglas Dynamics, Inc. .................................................. 2,521 76
Driven Brands Holdings, Inc.(a) ............................................ 6,616 95
Ducommun, Inc.(a) ..................................................... 1,573 144
DXP Enterprises, Inc.(a) .................................................. 1,464 175
Dycom Industries, Inc.(a) ................................................. 3,280 944
Energy Recovery, Inc.(a) ................................................. 5,818 100
Energy Vault Holdings, Inc.(a) ............................................. 10,008 35
Enerpac Tool Group Corp. ................................................ 6,085 250
EnerSys .............................................................. 4,225 533
Ennis, Inc. ............................................................ 2,700 44

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Enovix Corp.(a)(b) ...................................................... 19,170 $ 230
Enpro, Inc. ........................................................... 2,396 556
Enviri Corp.(a) ......................................................... 8,655 106
Eos Energy Enterprises, Inc.(a)(b) ........................................... 30,832 494
Esab Corp. ............................................................ 6,516 761
ESCO Technologies, Inc. ................................................. 2,949 647
Espey Mfg. & Electronics Corp. ............................................ 203 8
Everus Construction Group, Inc.(a) .......................................... 5,832 530
EVI Industries, Inc. ..................................................... 521 14
ExlService Holdings, Inc.(a) ............................................... 17,832 697
Exponent, Inc. ......................................................... 5,726 405
Federal Signal Corp. ..................................................... 6,801 803
First Advantage Corp.(a)(b) ............................................... 8,892 112
Flowserve Corp. ........................................................ 14,930 1,019
Fluence Energy, Inc.(a)(b) ................................................. 8,651 182
Fluor Corp.(a) ......................................................... 18,282 892
Forrester Research, Inc.(a) ................................................ 1,142 8
Fortune Brands Innovations, Inc. ............................................ 13,703 696
Franklin Covey Co.(a) ................................................... 1,144 19
Franklin Electric Co., Inc. ................................................. 4,370 414
FreightCar America, Inc.(a) ................................................ 1,500 13
Frontier Group Holdings, Inc.(a)(b) .......................................... 9,261 36
FTAI Aviation Ltd. ...................................................... 11,582 2,003
FTAI Infrastructure, Inc. .................................................. 11,961 64
FTI Consulting, Inc.(a) ................................................... 3,643 601
FuelCell Energy, Inc.(a)(b) ................................................ 3,521 32
Gates Industrial Corp. PLC(a) .............................................. 29,021 641
GATX Corp. .......................................................... 4,040 634
Genco Shipping & Trading Ltd. ............................................. 3,744 64
Gencor Industries, Inc.(a) ................................................. 1,071 15
Generac Holdings, Inc.(a) ................................................. 6,622 1,113
Genpact Ltd. .......................................................... 18,372 701
Gibraltar Industries, Inc.(a) ................................................ 3,340 208
Global Industrial Co. .................................................... 859 24
GrafTech International Ltd.(a) .............................................. 1,981 27
Graham Corp.(a) ....................................................... 1,157 72
Granite Construction, Inc.(b) ............................................... 4,970 511
Great Lakes Dredge & Dock Corp.(a) ........................................ 7,456 85
Griffon Corp. .......................................................... 4,446 329
GXO Logistics, Inc.(a) ................................................... 12,878 724
Hayward Holdings, Inc.(a) ................................................ 23,712 402
Healthcare Services Group, Inc.(a) ........................................... 8,156 146
Heartland Express, Inc. ................................................... 4,756 37
Heidrick & Struggles International, Inc. ....................................... 2,266 132
Helios Technologies, Inc. ................................................. 3,757 208
Herc Holdings, Inc.(b) ................................................... 3,732 530
Hertz Global Holdings, Inc.(a)(b) ........................................... 34,087 175
Hexcel Corp. .......................................................... 9,060 647
Hillenbrand, Inc. ....................................................... 7,976 252
Hillman Solutions Corp.(a) ................................................ 22,155 204
HireQuest, Inc. ........................................................ 485 4
HNI Corp. ............................................................ 5,103 209
Hub Group, Inc., Class A ................................................. 6,793 250
Hudson Technologies, Inc.(a) .............................................. 4,251 39
Huntington Ingalls Industries, Inc. ........................................... 4,466 1,438
Hurco Cos., Inc.(a) ...................................................... 589 11
Huron Consulting Group, Inc.(a) ............................................ 1,936 318
Hyliion Holdings Corp.(a)(b) .............................................. 13,058 31
Hyster-Yale, Inc. ....................................................... 1,009 36
IBEX Holdings Ltd.(a) ................................................... 1,194 45
ICF International, Inc. ................................................... 2,069 166
IES Holdings, Inc.(a) .................................................... 2,224 872
Innodata, Inc.(a)(b) ..................................................... 3,480 260

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Innovative Solutions and Support, Inc.(a) ...................................... 1,619 $ 15
Insperity, Inc. .......................................................... 4,069 180
Insteel Industries, Inc. .................................................... 2,074 65
Interface, Inc. ......................................................... 6,466 161
Intuitive Machines, Inc.(a)(b) .............................................. 12,155 145
ITT, Inc. ............................................................. 8,898 1,647
Janus International Group, Inc.(a) ........................................... 15,037 144
JBT Marel Corp. ....................................................... 5,870 740
JELD-WEN Holding, Inc.(a) ............................................... 9,282 40
JetBlue Airways Corp.(a) ................................................. 33,177 139
Joby Aviation, Inc.(a) .................................................... 54,631 947
Kadant, Inc. ........................................................... 1,335 369
Karat Packaging, Inc. .................................................... 936 22
Karman Holdings, Inc.(a) ................................................. 11,644 981
KBR, Inc. ............................................................ 14,580 625
Kelly Services, Inc., Class A ............................................... 3,380 38
Kennametal, Inc. ....................................................... 8,513 187
Kforce, Inc. ........................................................... 1,959 50
Kirby Corp.(a) ......................................................... 6,354 658
Knight-Swift Transportation Holdings, Inc. .................................... 18,041 814
Korn Ferry ........................................................... 5,917 383
Kratos Defense & Security Solutions, Inc.(a) ................................... 18,973 1,719
KULR Technology Group, Inc.(a)(b) ......................................... 3,849 15
L.B. Foster Co., Class A(a) ................................................ 1,057 29
Landstar System, Inc. .................................................... 3,942 506
Legalzoom.com, Inc.(a) .................................................. 13,663 136
Leonardo DRS, Inc. ..................................................... 8,509 311
Limbach Holdings, Inc.(a) ................................................ 1,144 108
Lincoln Electric Holdings, Inc. ............................................. 6,207 1,455
Lindsay Corp. ......................................................... 1,224 136
Liquidity Services, Inc.(a) ................................................. 2,669 64
Loar Holdings, Inc.(a) ................................................... 8,667 686
LSI Industries, Inc. ...................................................... 2,936 67
Lyft, Inc., Class A(a) .................................................... 42,300 865
ManpowerGroup, Inc. ................................................... 5,195 159
Marten Transport Ltd. .................................................... 6,470 66
Masco Corp. .......................................................... 23,946 1,551
MasTec, Inc.(a) ........................................................ 6,928 1,414
Masterbrand, Inc.(a) ..................................................... 14,742 186
Matrix Service Co.(a) .................................................... 2,922 44
Matson, Inc. .......................................................... 3,560 359
Matthews International Corp., Class A ........................................ 3,309 77
Maximus, Inc. ......................................................... 6,382 530
Mayville Engineering Co., Inc.(a) ........................................... 1,699 30
McGrath RentCorp ...................................................... 2,783 299
MDU Resources Group, Inc. ............................................... 22,624 434
Mercury Systems, Inc.(a) ................................................. 6,758 523
Microvast Holdings, Inc.(a) ................................................ 22,457 122
Miller Industries, Inc. .................................................... 1,220 49
MillerKnoll, Inc. ....................................................... 7,669 120
Mistras Group, Inc.(a) ................................................... 1,957 19
Montrose Environmental Group, Inc.(a) ....................................... 3,721 96
Moog, Inc., Class A ..................................................... 3,193 654
MRC Global, Inc.(a) ..................................................... 9,438 132
MSA Safety, Inc. ....................................................... 4,215 662
MSC Industrial Direct Co., Inc. ............................................. 5,200 442
Mueller Industries, Inc. ................................................... 12,392 1,312
Mueller Water Products, Inc., Class A ........................................ 17,602 452
MYR Group, Inc.(a) ..................................................... 1,745 380
NANO Nuclear Energy, Inc.(a)(b) ........................................... 3,078 146
National Presto Industries, Inc. ............................................. 595 64
NeoVolta, Inc.(a)(b) ..................................................... 2,986 13
NEXTracker, Inc., Class A(a) .............................................. 16,700 1,690

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
NN, Inc.(a) ........................................................... 4,262 $ 7
Nordson Corp. ......................................................... 5,859 1,359
NuScale Power Corp.(a)(b) ................................................ 12,264 550
nVent Electric PLC ...................................................... 18,232 2,085
NWPX Infrastructure, Inc.(a) .............................................. 1,049 63
Omega Flex, Inc. ....................................................... 356 10
OPENLANE, Inc.(a) .................................................... 11,967 316
Orion Group Holdings, Inc.(a) .............................................. 4,061 44
Oshkosh Corp. ......................................................... 7,288 899
Owens Corning ........................................................ 9,503 1,210
Palladyne AI Corp.(a)(b) .................................................. 2,882 24
PAMT Corp.(a) ........................................................ 477 5
Pangaea Logistics Solutions Ltd. ............................................ 3,155 16
Park Aerospace Corp. .................................................... 1,907 37
Park-Ohio Holdings Corp. ................................................ 1,046 22
Parsons Corp.(a) ....................................................... 12,110 1,007
Paycom Software, Inc. ................................................... 5,873 1,099
Paylocity Holding Corp.(a) ................................................ 5,079 718
Perma-Fix Environmental Services, Inc.(a)(b) ................................... 1,599 22
Perma-Pipe International Holdings, Inc.(a) ..................................... 765 21
Pitney Bowes, Inc. ...................................................... 19,349 191
Planet Labs PBC(a) ..................................................... 25,724 346
Plug Power, Inc.(a)(b) .................................................... 123,440 332
Powell Industries, Inc. ................................................... 1,082 415
Power Solutions International, Inc.(a) ........................................ 892 76
Preformed Line Products Co. .............................................. 385 82
Primoris Services Corp. .................................................. 6,144 869
Proficient Auto Logistics, Inc.(a)(b) .......................................... 2,250 17
Proto Labs, Inc.(a) ...................................................... 2,682 133
Pursuit Attractions and Hospitality, Inc.(a) ..................................... 2,357 84
Quad/Graphics, Inc. ..................................................... 2,708 15
Quanex Building Products Corp. ............................................ 5,132 73
Radiant Logistics, Inc.(a) ................................................. 3,891 24
RBC Bearings, Inc.(a) ................................................... 3,563 1,527
RCM Technologies, Inc.(a) ................................................ 481 11
Redwire Corp.(a)(b) ..................................................... 11,552 91
Regal Rexnord Corp. .................................................... 7,567 1,066
Resideo Technologies, Inc.(a) .............................................. 15,237 652
Resolute Holdings Management, Inc.(a) ....................................... 465 34
Resources Connection, Inc. ................................................ 3,365 15
REV Group, Inc. ....................................................... 5,508 282
Richtech Robotics, Inc., Class B(a)(b) ........................................ 11,620 56
Robert Half, Inc. ....................................................... 11,269 295
Rocket Lab Corp.(a)(b) ................................................... 51,196 3,224
Rush Enterprises, Inc., Class A ............................................. 7,889 390
RXO, Inc.(a) .......................................................... 18,396 326
Ryder System, Inc. ...................................................... 4,534 767
Safe Bulkers, Inc. ....................................................... 6,036 28
Saia, Inc.(a) ........................................................... 3,048 892
Satellogic, Inc., Class A(a)(b) .............................................. 5,333 10
Schneider National, Inc., Class B ............................................ 5,873 125
Science Applications International Corp. ...................................... 5,237 491
Sensata Technologies Holding PLC .......................................... 16,502 525
SES AI Corp.(a)(b) ...................................................... 24,998 59
Shoals Technologies Group, Inc., Class A(a) .................................... 18,771 197
Simpson Manufacturing Co., Inc. ........................................... 4,756 839
SiteOne Landscape Supply, Inc.(a) ........................................... 5,038 654
Skillsoft Corp.(a) ....................................................... 404 5
Sky Harbour Group Corp.(a)(b) ............................................. 2,326 23
SkyWest, Inc.(a) ........................................................ 4,531 455
SKYX Platforms Corp.(a) ................................................. 7,119 13
Spire Global, Inc.(a)(b) ................................................... 2,597 28
Spirit AeroSystems Holdings, Inc., Class A(a) .................................. 13,375 491

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
SPX Technologies, Inc.(a) ................................................. 5,167 $ 1,157
StandardAero, Inc.(a) .................................................... 20,601 595
Standex International Corp. ................................................ 1,359 317
Stanley Black & Decker, Inc. .............................................. 17,714 1,200
Steelcase, Inc., Class A ................................................... 11,590 185
Sterling Infrastructure, Inc.(a)(b) ............................................ 3,373 1,275
Strata Critical Medical, Inc.(a) ............................................. 6,239 31
Sun Country Airlines Holdings, Inc.(a) ........................................ 5,197 64
Sunrun, Inc.(a) ......................................................... 25,509 530
Symbotic, Inc.(a)(b) ..................................................... 5,133 416
T1 Energy, Inc.(a)(b) .................................................... 14,126 53
Taylor Devices, Inc.(a) ................................................... 318 15
Tecogen, Inc.(a)(b) ...................................................... 1,797 18
Tennant Co. ........................................................... 2,074 166
Terex Corp. ........................................................... 7,301 336
Tetra Tech, Inc. ........................................................ 30,006 960
The Brink's Co. ........................................................ 4,735 526
The Eastern Co. ........................................................ 575 12
The GEO Group, Inc.(a) .................................................. 15,361 261
The Gorman-Rupp Co. ................................................... 2,347 106
The Greenbrier Cos., Inc. ................................................. 3,415 143
The Manitowoc Co., Inc.(a) ............................................... 3,742 38
The Middleby Corp.(a) ................................................... 5,734 712
The Timken Co. ........................................................ 7,202 565
The Toro Co. .......................................................... 11,185 836
Thermon Group Holdings, Inc.(a) ........................................... 3,644 105
Titan International, Inc.(a) ................................................. 5,299 40
Titan Machinery, Inc.(a) .................................................. 2,296 38
Transcat, Inc.(a) ........................................................ 1,029 75
Trex Co., Inc.(a) ........................................................ 12,228 591
TriNet Group, Inc. ...................................................... 5,454 327
Trinity Industries, Inc. ................................................... 9,124 250
TrueBlue, Inc.(a) ....................................................... 3,034 14
TTEC Holdings, Inc.(a) .................................................. 1,859 6
Tutor Perini Corp.(a) .................................................... 5,087 343
Twin Disc, Inc. ........................................................ 1,191 19
UFP Industries, Inc. ..................................................... 6,791 626
U-Haul Holding Co. ..................................................... 12,341 598
UL Solutions, Inc., Class A(b) .............................................. 7,101 553
Ultralife Corp.(a) ....................................................... 940 7
UniFirst Corp. ......................................................... 1,691 261
Universal Logistics Holdings, Inc.(b) ......................................... 687 11
Upwork, Inc.(a) ........................................................ 14,068 224
V2X, Inc.(a) .......................................................... 2,400 137
Valmont Industries, Inc. .................................................. 2,232 923
Verra Mobility Corp.(a) .................................................. 18,142 421
Vestis Corp. ........................................................... 14,613 77
Vicor Corp.(a) ......................................................... 2,616 237
Virco Mfg. Corp. ....................................................... 1,309 10
Virgin Galactic Holdings, Inc.(a)(b) .......................................... 6,192 24
VSE Corp. ............................................................ 2,182 394
Wabash National Corp. ................................................... 4,346 35
Watts Water Technologies, Inc., Class A ....................................... 3,101 845
Werner Enterprises, Inc. .................................................. 6,713 176
WESCO International, Inc. ................................................ 5,467 1,419
Wheels Up Experience, Inc.(a)(b) ........................................... 48,089 66
Willdan Group, Inc.(a) ................................................... 1,596 151
Willis Lease Finance Corp. ................................................ 315 40
WillScot Holdings Corp. .................................................. 20,285 441
Woodward, Inc. ........................................................ 6,500 1,704
Xometry, Inc., Class A(a) ................................................. 4,877 237
Zurn Elkay Water Solutions Corp. ........................................... 17,016 802
145,978

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Information Technology (14.2%):
8x8, Inc.(a) ........................................................... 14,246 $ 26
908 Devices, Inc.(a) ..................................................... 2,869 23
A10 Networks, Inc. ..................................................... 7,944 142
ACI Worldwide, Inc.(a) .................................................. 11,665 556
ACM Research, Inc., Class A(a) ............................................ 5,731 238
Adeia, Inc. ............................................................ 11,690 199
ADTRAN Holdings, Inc.(a) ............................................... 7,779 81
Advanced Energy Industries, Inc. ........................................... 4,282 868
Aehr Test Systems(a) .................................................... 3,189 83
Aeluma, Inc.(a) ........................................................ 871 14
Aeva Technologies, Inc.(a) ................................................ 3,932 64
Agilysys, Inc.(a) ....................................................... 2,935 368
Akamai Technologies, Inc.(a) .............................................. 16,127 1,211
Alarm.com Holdings, Inc.(a) ............................................... 5,392 265
Alkami Technology, Inc.(a)(b) .............................................. 7,496 152
Allegro MicroSystems, Inc.(a) .............................................. 14,094 422
Alpha & Omega Semiconductor Ltd.(a) ....................................... 2,731 77
Ambarella, Inc.(a) ...................................................... 4,595 392
Amdocs Ltd. .......................................................... 12,561 1,058
Amkor Technology, Inc. .................................................. 10,536 340
Amplitude, Inc., Class A(a) ................................................ 8,218 83
Appfolio, Inc., Class A(a) ................................................. 2,520 641
Appian Corp., Class A(a) ................................................. 4,402 132
Applied Digital Corp.(a)(b) ................................................ 23,817 825
Applied Optoelectronics, Inc.(a) ............................................ 6,552 233
Arlo Technologies, Inc.(a) ................................................. 11,471 222
Arrow Electronics, Inc.(a) ................................................. 5,881 656
Arteris, Inc.(a) ......................................................... 3,150 43
Asana, Inc., Class A(a) ................................................... 9,578 135
Astera Labs, Inc.(a) ..................................................... 14,584 2,723
Atomera, Inc.(a)(b) ..................................................... 2,934 9
AudioEye, Inc.(a) ....................................................... 789 12
Aurora Innovation, Inc.(a)(b) .............................................. 123,825 649
AvePoint, Inc.(a) ....................................................... 14,057 198
Aviat Networks, Inc.(a) ................................................... 1,258 31
Avnet, Inc. ............................................................ 9,476 459
Axcelis Technologies, Inc.(a) .............................................. 3,523 280
Backblaze, Inc., Class A(a) ................................................ 5,500 57
Badger Meter, Inc. ...................................................... 3,366 607
Bel Fuse, Inc., Class B ................................................... 1,327 204
Belden, Inc. ........................................................... 4,478 546
Benchmark Electronics, Inc. ............................................... 3,984 175
BigBear.ai Holdings, Inc.(a)(b) ............................................. 40,998 284
BILL Holdings, Inc.(a) ................................................... 10,331 513
Bit Digital, Inc.(a)(b) .................................................... 35,201 129
Bitdeer Technologies Group(a) ............................................. 9,609 213
BK Technologies Corp.(a) ................................................. 294 22
Blackbaud, Inc.(a) ...................................................... 4,341 278
BlackLine, Inc.(a) ...................................................... 5,812 333
Blend Labs, Inc., Class A(a) ............................................... 22,193 73
Box, Inc., Class A(a) .................................................... 15,983 513
Braze, Inc., Class A(a) ................................................... 8,775 251
C3.ai, Inc., Class A(a)(b) ................................................. 14,326 252
Calix, Inc.(a) .......................................................... 6,781 464
CCC Intelligent Solutions Holdings, Inc.(a) .................................... 66,176 577
Cellebrite DI Ltd.(a) ..................................................... 12,451 212
Cerence, Inc.(a) ........................................................ 4,511 48
CEVA, Inc.(a) ......................................................... 2,573 70
Ciena Corp.(a) ......................................................... 15,947 3,029
Cipher Mining, Inc.(a)(b) ................................................. 31,351 585
Cirrus Logic, Inc.(a) ..................................................... 5,855 777
Cleanspark, Inc.(a) ...................................................... 31,234 556

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Clear Secure, Inc., Class A ................................................ 10,042 $ 306
Clearfield, Inc.(a) ....................................................... 1,279 45
Clearwater Analytics Holdings, Inc., Class A(a) ................................. 31,794 585
Climb Global Solutions, Inc. ............................................... 435 48
Cognex Corp. ......................................................... 19,220 796
Coherent Corp.(a) ...................................................... 14,377 1,897
Cohu, Inc.(a) .......................................................... 5,161 123
Commerce.com, Inc.(a) .................................................. 7,277 34
CommScope Holding Co., Inc.(a) ........................................... 23,135 400
Commvault Systems, Inc.(a) ............................................... 5,022 699
CompoSecure, Inc., Class A(a) ............................................. 4,974 99
Confluent, Inc., Class A(a) ................................................ 32,880 768
Consensus Cloud Solutions, Inc.(a) .......................................... 2,055 60
Core Scientific, Inc.(a)(b) ................................................. 32,712 705
Corsair Gaming, Inc.(a) .................................................. 5,020 41
CPI Card Group, Inc.(a) .................................................. 576 9
Crane NXT Co. ........................................................ 5,671 359
Credo Technology Group Holding Ltd.(a) ..................................... 17,310 3,248
Crexendo, Inc.(a) ....................................................... 1,306 8
CS Disco, Inc.(a) ....................................................... 2,435 15
CSP, Inc. ............................................................. 668 9
CTS Corp. ............................................................ 3,303 137
Daktronics, Inc.(a) ...................................................... 4,860 91
Dave, Inc.(a) .......................................................... 1,169 280
Diebold Nixdorf, Inc.(a) .................................................. 4,113 243
Digi International, Inc.(a) ................................................. 4,101 150
Digimarc Corp.(a) ...................................................... 1,730 17
Digital Turbine, Inc.(a) ................................................... 10,550 66
DigitalOcean Holdings, Inc.(a) ............................................. 7,451 303
Diodes, Inc.(a) ......................................................... 5,133 274
Dolby Laboratories, Inc., Class A ........................................... 6,927 459
Domo, Inc., Class B(a) ................................................... 3,673 50
DoubleVerify Holdings, Inc.(a) ............................................. 15,650 178
Dropbox, Inc., Class A(a) ................................................. 20,040 581
D-Wave Quantum, Inc.(a)(b) ............................................... 37,490 1,389
DXC Technology Co.(a) .................................................. 19,973 284
Eastman Kodak Co.(a)(b) ................................................. 5,714 36
eGain Corp.(a) ......................................................... 1,962 28
Elastic NV(a) .......................................................... 10,623 948
Enphase Energy, Inc.(a) .................................................. 14,438 441
Entegris, Inc.(b) ........................................................ 17,313 1,585
EPAM Systems, Inc.(a) ................................................... 6,153 1,006
ePlus, Inc. ............................................................ 2,978 218
Everspin Technologies, Inc.(a) .............................................. 1,829 19
Evolv Technologies Holdings, Inc.(a) ......................................... 15,419 119
Exodus Movement, Inc., Class A(a)(b) ........................................ 374 9
Expensify, Inc., Class A(a) ................................................ 5,852 10
Extreme Networks, Inc.(a) ................................................ 14,645 279
Fabrinet(a) ............................................................ 4,078 1,797
Fastly, Inc., Class A(a) ................................................... 15,169 126
Fatpipe, Inc.(a) ........................................................ 683 3
Five9, Inc.(a) .......................................................... 8,584 208
FormFactor, Inc.(a) ..................................................... 8,750 481
Frequency Electronics, Inc.(a) .............................................. 946 35
Freshworks, Inc., Class A(a) ............................................... 21,071 234
Gitlab, Inc., Class A(a) ................................................... 15,919 776
Globant SA(a) ......................................................... 4,913 303
Grid Dynamics Holdings, Inc.(a) ............................................ 8,893 83
Harmonic, Inc.(a) ....................................................... 12,614 135
Hut 8 Corp.(a) ......................................................... 10,730 544
Ichor Holdings Ltd.(a) ................................................... 3,771 86
Immersion Corp.(b) ..................................................... 2,896 19
Impinj, Inc.(a) ......................................................... 3,236 654

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
indie Semiconductor, Inc., Class A(a)(b) ...................................... 21,972 $ 118
Informatica, Inc., Class A(a) ............................................... 19,818 493
Information Services Group, Inc. ............................................ 3,553 20
Innoviz Technologies Ltd.(a)(b) ............................................. 21,914 41
Inseego Corp.(a) ....................................................... 1,566 26
Insight Enterprises, Inc.(a) ................................................ 3,555 355
Intapp, Inc.(a) ......................................................... 8,474 325
Intellicheck, Inc.(a) ..................................................... 1,836 8
InterDigital, Inc.(b) ..................................................... 2,901 1,050
IonQ, Inc.(a) .......................................................... 32,409 2,022
IPG Photonics Corp.(a) ................................................... 2,784 237
Itron, Inc.(a) .......................................................... 5,180 520
Jamf Holding Corp.(a) ................................................... 8,164 105
Kaltura, Inc.(a) ........................................................ 8,331 13
Kimball Electronics, Inc.(a) ............................................... 2,689 78
Klaviyo, Inc., Class A(a) .................................................. 12,329 321
Knowles Corp.(a) ....................................................... 9,544 225
Kopin Corp.(a) ......................................................... 17,106 59
Kulicke & Soffa Industries, Inc. ............................................. 5,761 230
KVH Industries, Inc.(a) .................................................. 923 6
Kyndryl Holdings, Inc.(a) ................................................. 26,002 752
Lattice Semiconductor Corp.(a) ............................................. 15,447 1,127
Life360, Inc.(a)(b) ...................................................... 7,833 773
LightPath Technologies, Inc., Class A(a) ...................................... 4,325 38
Lightwave Logic, Inc.(a) .................................................. 14,382 68
Littelfuse, Inc. ......................................................... 2,807 683
LiveRamp Holdings, Inc.(a) ............................................... 7,234 198
Lumentum Holdings, Inc.(a) ............................................... 7,781 1,568
MACOM Technology Solutions Holdings, Inc.(a) ................................ 7,367 1,091
Magnachip Semiconductor Corp.(a) .......................................... 3,026 9
Manhattan Associates, Inc.(a) .............................................. 6,846 1,246
MARA Holdings, Inc.(a)(b) ............................................... 41,634 761
MaxLinear, Inc.(a) ...................................................... 9,218 140
Methode Electronics, Inc. ................................................. 3,675 25
MicroVision, Inc.(a)(b) ................................................... 32,858 38
Mirion Technologies, Inc.(a) ............................................... 25,065 736
Mitek Systems, Inc.(a) ................................................... 4,931 45
MKS, Inc. ............................................................ 7,659 1,101
M-Tron Industries, Inc.(a) ................................................. 274 15
N-able, Inc.(a) ......................................................... 7,453 58
Napco Security Technologies, Inc. ........................................... 3,890 172
Navitas Semiconductor Corp.(a)(b) .......................................... 18,347 247
nCino, Inc.(a) ......................................................... 12,235 326
NCR Voyix Corp.(a) ..................................................... 15,234 174
Neonode, Inc.(a) ....................................................... 1,053 3
NETGEAR, Inc.(a) ..................................................... 2,971 103
NetScout Systems, Inc.(a) ................................................. 7,894 219
NextNav, Inc.(a) ........................................................ 8,925 119
nLight, Inc.(a) ......................................................... 5,228 173
Novanta, Inc.(a) ........................................................ 4,086 519
NVE Corp. ........................................................... 530 37
ON24, Inc.(a) ......................................................... 3,810 21
Ondas Holdings, Inc.(a)(b) ................................................ 32,370 208
OneSpan, Inc. ......................................................... 4,011 46
Onestream, Inc.(a) ...................................................... 9,429 178
Onto Innovation, Inc.(a) .................................................. 5,581 753
OSI Systems, Inc.(a) ..................................................... 1,804 502
Ouster, Inc.(a) ......................................................... 5,927 198
PagerDuty, Inc.(a) ...................................................... 9,916 159
PAR Technology Corp.(a) ................................................. 4,534 160
PC Connection, Inc. ..................................................... 1,105 67
PDF Solutions, Inc.(a) ................................................... 3,576 104
Pegasystems, Inc. ....................................................... 10,557 672

Victory Portfolios III
Victory Extended Market Index Fund
45
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Penguin Solutions, Inc.(a) ................................................. 5,764 $ 128
Photronics, Inc.(a) ...................................................... 6,435 154
Plexus Corp.(a) ........................................................ 3,047 426
Porch Group, Inc.(a) ..................................................... 7,061 106
Power Integrations, Inc. .................................................. 6,280 263
Powerfleet, Inc.(a) ...................................................... 14,127 72
Prairie Operating Co.(a)(b) ................................................ 2,216 5
Procore Technologies, Inc.(a) .............................................. 13,190 974
Progress Software Corp.(a) ................................................ 4,834 206
PROS Holdings, Inc.(a) .................................................. 4,955 114
Q2 Holdings, Inc.(a) ..................................................... 6,854 423
Qorvo, Inc.(a) ......................................................... 10,544 1,001
Qualys, Inc.(a) ......................................................... 4,096 505
Quantum Computing, Inc.(a)(b) ............................................. 14,791 247
QXO, Inc.(a)(b) ........................................................ 71,721 1,267
Rackspace Technology, Inc.(a)(b) ........................................... 7,341 12
Rambus, Inc.(a) ........................................................ 12,259 1,261
Rapid7, Inc.(a) ......................................................... 7,087 131
Red Cat Holdings, Inc.(a)(b) ............................................... 9,385 106
Red Violet, Inc. ........................................................ 1,258 67
Rekor Systems, Inc.(a)(b) ................................................. 13,282 34
ReposiTrak, Inc.(b) ..................................................... 1,284 19
Ribbon Communications, Inc.(a) ............................................ 16,190 54
Richardson Electronics Ltd. ............................................... 1,242 13
Rigetti Computing, Inc.(a) ................................................ 36,358 1,610
Rimini Street, Inc.(a) .................................................... 5,154 21
RingCentral, Inc., Class A(a) ............................................... 9,021 272
Riot Platforms, Inc.(a) ................................................... 39,255 776
Rogers Corp.(a) ........................................................ 2,046 179
Rubrik, Inc., Class A(a) .................................................. 14,464 1,089
Samsara, Inc., Class A(a) ................................................. 32,398 1,301
Sandisk Corp.(a) ....................................................... 15,783 3,146
Sanmina Corp.(a) ....................................................... 5,906 809
ScanSource, Inc.(a) ..................................................... 2,422 104
SEMrush Holdings, Inc., Class A(a) .......................................... 4,387 32
Semtech Corp.(a) ....................................................... 9,893 671
SentinelOne, Inc., Class A(a) ............................................... 34,687 619
ServiceTitan, Inc.(a)(b) ................................................... 5,240 494
Silicon Laboratories, Inc.(a) ............................................... 3,677 482
Silvaco Group, Inc.(a) ................................................... 600 4
Sirius XM Holdings, Inc.(b) ............................................... 37,885 822
SiTime Corp.(a) ........................................................ 2,354 682
SkyWater Technology, Inc.(a) .............................................. 3,193 56
Skyworks Solutions, Inc. ................................................. 16,967 1,319
SmartRent, Inc.(a) ...................................................... 17,516 24
SolarEdge Technologies, Inc.(a)(b) .......................................... 6,644 233
SoundHound AI, Inc., Class A(a)(b) .......................................... 41,831 737
SoundThinking, Inc.(a) ................................................... 953 9
Sprinklr, Inc., Class A(a) .................................................. 12,452 96
Sprout Social, Inc., Class A(a) .............................................. 5,716 59
SPS Commerce, Inc.(a) ................................................... 4,289 353
Stratasys Ltd.(a)(b) ...................................................... 6,018 64
Synaptics, Inc.(a) ....................................................... 4,288 304
TD SYNNEX Corp. ..................................................... 8,860 1,387
Telos Corp.(a) ......................................................... 5,661 39
Tenable Holdings, Inc.(a) ................................................. 13,615 395
Teradata Corp.(a) ....................................................... 10,550 220
Terawulf, Inc.(a)(b) ..................................................... 27,612 428
The Hackett Group, Inc. .................................................. 2,760 50
TSS, Inc.(a)(b) ......................................................... 1,621 33
TTM Technologies, Inc.(a) ................................................ 11,564 777
Tucows, Inc., Class A(a) .................................................. 937 18
Turtle Beach Corp.(a) .................................................... 1,344 23

Victory Portfolios III
Victory Extended Market Index Fund
46
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
UiPath, Inc., Class A(a) .................................................. 46,650 $ 740
Ultra Clean Holdings, Inc.(a) .............................................. 5,027 138
Unisys Corp.(a) ........................................................ 7,182 26
Unity Software, Inc.(a) ................................................... 38,155 1,446
Universal Display Corp. .................................................. 5,008 738
Unusual Machines, Inc.(a)(b) .............................................. 2,634 39
Varonis Systems, Inc.(a) .................................................. 12,253 432
Veeco Instruments, Inc.(a) ................................................. 6,695 192
Verint Systems, Inc.(a) ................................................... 6,741 137
Vertex, Inc., Class A(a) ................................................... 8,294 190
Viant Technology, Inc., Class A(a) ........................................... 1,551 14
Viasat, Inc.(a) ......................................................... 14,328 571
Viavi Solutions, Inc.(a) ................................................... 25,136 445
Vishay Intertechnology, Inc. ............................................... 13,986 237
Vishay Precision Group, Inc.(a) ............................................. 1,317 49
Vontier Corp. .......................................................... 16,742 645
Vuzix Corp.(a)(b) ....................................................... 6,954 23
Weave Communications, Inc.(a) ............................................ 7,381 55
WM Technology, Inc.(a) .................................................. 8,279 9
Workiva, Inc.(a) ........................................................ 5,692 484
Xerox Holdings Corp. ................................................... 12,958 43
Xperi, Inc.(a) .......................................................... 4,762 32
Yext, Inc.(a) ........................................................... 11,291 96
Zeta Global Holdings Corp., Class A(a) ....................................... 21,759 391
105,997
Materials (4.3%):
AdvanSix, Inc. ......................................................... 2,897 54
Albemarle Corp.(b) ..................................................... 13,388 1,315
Alcoa Corp. ........................................................... 29,597 1,089
Algoma Steel Group, Inc.(b) ............................................... 10,509 44
Alpha Metallurgical Resources, Inc.(a) ........................................ 1,247 216
American Battery Technology Co.(a)(b) ....................................... 9,995 51
American Infrastructure Corp.(a)(b)(c) ........................................ 242 —(d)
American Vanguard Corp.(a) ............................................... 2,757 12
AptarGroup, Inc. ....................................................... 7,489 869
Ardagh Metal Packaging SA ............................................... 15,485 55
Arq, Inc.(a) ........................................................... 3,720 25
Arras Minerals Corp.(a) .................................................. 4,451 3
Ascent Industries Co.(a) .................................................. 780 9
Ashland, Inc. .......................................................... 5,168 253
ASP Isotopes, Inc.(a)(b) .................................................. 8,343 84
Aspen Aerogels, Inc.(a) .................................................. 9,131 74
ATI, Inc.(a) ........................................................... 15,645 1,548
Avient Corp. .......................................................... 10,399 333
Axalta Coating Systems Ltd.(a) ............................................. 24,736 704
Balchem Corp. ......................................................... 3,709 569
Cabot Corp. ........................................................... 6,015 406
Carpenter Technology Corp. ............................................... 5,492 1,735
Celanese Corp. ......................................................... 12,504 481
Century Aluminum Co.(a) ................................................. 5,887 174
Clearwater Paper Corp.(a) ................................................. 1,689 30
Cleveland-Cliffs, Inc.(a) .................................................. 55,739 693
Coeur Mining, Inc.(a) .................................................... 72,471 1,244
Commercial Metals Co. .................................................. 12,725 755
Compass Minerals International, Inc.(a) ....................................... 3,718 64
Contango ORE, Inc.(a) ................................................... 905 19
Core Molding Technologies, Inc.(a) .......................................... 818 15
Crown Holdings, Inc. .................................................... 13,239 1,287
Dakota Gold Corp.(a) .................................................... 8,387 34
Eagle Materials, Inc. ..................................................... 3,684 782
Eastman Chemical Co. ................................................... 13,081 779
Ecovyst, Inc.(a) ........................................................ 12,683 104
Element Solutions, Inc. ................................................... 25,892 692

Victory Portfolios III
Victory Extended Market Index Fund
47
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Flotek Industries, Inc.(a)(b) ................................................ 1,492 $ 26
FMC Corp. ........................................................... 14,205 215
Friedman Industries, Inc. ................................................. 694 15
Ginkgo Bioworks Holdings, Inc.(a) .......................................... 4,551 59
Graphic Packaging Holding Co. ............................................ 33,499 536
Greif, Inc., Class A ...................................................... 2,910 166
H.B. Fuller Co. ........................................................ 6,157 353
Hawkins, Inc. ......................................................... 2,192 311
Hecla Mining Co. ....................................................... 71,207 916
Huntsman Corp. ........................................................ 18,671 155
Idaho Strategic Resources, Inc.(a)(b) ......................................... 1,501 50
Ingevity Corp.(a) ....................................................... 4,105 220
Innospec, Inc. ......................................................... 2,797 206
Intrepid Potash, Inc.(a) ................................................... 1,180 31
Kaiser Aluminum Corp. .................................................. 1,804 163
Knife River Corp.(a) .................................................... 6,461 391
Koppers Holdings, Inc. ................................................... 2,100 59
Louisiana-Pacific Corp. .................................................. 7,855 684
LSB Industries, Inc.(a) ................................................... 5,452 46
Magnera Corp.(a) ....................................................... 3,812 35
Materion Corp. ........................................................ 2,331 267
Mativ Holdings, Inc. ..................................................... 5,992 64
McEwen, Inc.(a) ....................................................... 5,133 94
Mercer International, Inc. ................................................. 3,965 8
Metallus, Inc.(a) ........................................................ 4,017 71
Minerals Technologies, Inc. ................................................ 3,538 201
MP Materials Corp.(a)(b) ................................................. 14,901 940
Myers Industries, Inc. .................................................... 4,128 72
NewMarket Corp. ...................................................... 897 689
Novusterra, Inc.(a)(c) .................................................... 579 —
O-I Glass, Inc.(a) ....................................................... 17,178 194
Olin Corp. ............................................................ 13,067 270
Olympic Steel, Inc. ...................................................... 1,080 40
Orion SA ............................................................. 5,995 32
Perimeter Solutions, Inc.(a) ................................................ 15,792 371
Perpetua Resources Corp.(a) ............................................... 12,242 294
PureCycle Technologies, Inc.(a)(b) .......................................... 20,047 232
Quaker Chemical Corp. .................................................. 1,552 216
Ramaco Resources, Inc., Class A(a) .......................................... 5,103 155
Ranpak Holdings Corp.(a) ................................................ 8,587 45
Rayonier Advanced Materials, Inc.(a) ........................................ 7,131 50
Royal Gold, Inc. ........................................................ 7,529 1,316
Ryerson Holding Corp. ................................................... 3,022 67
Sealed Air Corp. ....................................................... 16,653 558
Sensient Technologies Corp. ............................................... 4,798 452
Silgan Holdings, Inc. .................................................... 10,138 392
Smith-Midland Corp.(a) .................................................. 490 18
Solesence, Inc.(a)(b) ..................................................... 1,660 5
Sonoco Products Co. .................................................... 11,184 454
Stepan Co. ............................................................ 2,448 106
SunCoke Energy, Inc. .................................................... 9,466 76
Sylvamo Corp. ......................................................... 3,812 155
The Chemours Co. ...................................................... 16,992 228
The Mosaic Co. ........................................................ 36,285 996
The Scotts Miracle-Gro Co. ............................................... 5,026 269
TMC the metals Co., Inc.(a)(b) ............................................. 20,667 146
Tredegar Corp.(a) ....................................................... 3,274 23
TriMas Corp. .......................................................... 3,586 127
Trinseo PLC .......................................................... 2,863 4
Tronox Holdings PLC ................................................... 13,040 46
U.S. Gold Corp.(a)(b) .................................................... 1,254 19
United States Antimony Corp.(a) ............................................ 11,963 97
United States Lime & Minerals, Inc. ......................................... 1,217 143

Victory Portfolios III
Victory Extended Market Index Fund
48
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Vista Gold Corp.(a) ..................................................... 13,170 $ 22
Warrior Met Coal, Inc. ................................................... 5,900 400
Westlake Corp. ........................................................ 3,774 260
Worthington Steel, Inc. ................................................... 3,696 118
32,040
Real Estate (6.7%):
Acadia Realty Trust ..................................................... 14,914 284
Agree Realty Corp. ..................................................... 12,474 911
Alexander & Baldwin, Inc. ................................................ 8,173 131
Alexander's, Inc. ....................................................... 237 52
Alpine Income Property Trust, Inc. .......................................... 1,369 20
American Assets Trust, Inc. ................................................ 5,237 100
American Healthcare REIT, Inc. ............................................ 19,163 868
American Homes 4 Rent, Class A ........................................... 39,157 1,237
Americold Realty Trust, Inc. ............................................... 32,580 420
AMREP Corp.(a) ....................................................... 218 5
Anywhere Real Estate, Inc.(a) .............................................. 11,798 119
Apartment Investment and Management Co. .................................... 14,654 78
Apple Hospitality REIT, Inc. ............................................... 25,222 282
Armada Hoffler Properties, Inc. ............................................. 8,853 58
Belpointe Prep LLC(a) ................................................... 412 27
Braemar Hotels & Resorts, Inc. ............................................. 6,229 16
Brandywine Realty Trust ................................................. 18,890 65
Brixmor Property Group, Inc. .............................................. 34,871 912
Broadstone Net Lease, Inc. ................................................ 21,446 384
BRT Apartments Corp. ................................................... 1,100 16
BXP, Inc. ............................................................. 18,107 1,289
Camden Property Trust ................................................... 12,044 1,198
CareTrust REIT, Inc. .................................................... 25,491 883
CBL & Associates Properties, Inc. ........................................... 3,052 90
Centerspace ........................................................... 1,892 112
Chatham Lodging Trust .................................................. 5,257 34
City Office REIT, Inc. .................................................... 4,233 29
Community Healthcare Trust, Inc. ........................................... 2,967 44
Compass, Inc., Class A(a) ................................................. 50,889 392
COPT Defense Properties ................................................. 12,894 363
Cousins Properties, Inc. .................................................. 19,104 495
CTO Realty Growth, Inc. ................................................. 3,533 59
CubeSmart ........................................................... 25,943 977
Curbline Properties Corp. ................................................. 10,958 253
Cushman & Wakefield PLC(a) ............................................. 26,419 415
DiamondRock Hospitality Co. .............................................. 23,073 180
DigitalBridge Group, Inc. ................................................. 20,571 243
Diversified Healthcare Trust ............................................... 24,613 105
Douglas Elliman, Inc.(a) .................................................. 7,555 19
Douglas Emmett, Inc. .................................................... 18,395 238
Easterly Government Properties, Inc. ......................................... 4,835 105
EastGroup Properties, Inc. ................................................ 6,063 1,058
Elme Communities ...................................................... 9,916 163
Empire State Realty Trust, Inc. ............................................. 15,704 116
EPR Properties ........................................................ 8,542 419
Equity LifeStyle Properties, Inc. ............................................ 21,691 1,324
Essential Properties Realty Trust, Inc. ........................................ 22,617 676
eXp World Holdings, Inc.(b) ............................................... 10,093 103
Farmland Partners, Inc.(b) ................................................. 4,397 44
Federal Realty Investment Trust ............................................ 9,815 944
First Industrial Realty Trust, Inc. ............................................ 15,072 833
Five Point Holdings LLC, Class A(a) ......................................... 5,505 32
Forestar Group, Inc.(a) ................................................... 2,085 54
Four Corners Property Trust, Inc. ............................................ 11,795 279
Franklin Street Properties Corp. ............................................. 7,750 9
FrontView REIT, Inc. .................................................... 2,057 27
FRP Holdings, Inc.(a) .................................................... 1,631 39

Victory Portfolios III
Victory Extended Market Index Fund
49
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Getty Realty Corp. ...................................................... 6,016 $ 165
Gladstone Commercial Corp. .............................................. 5,871 67
Gladstone Land Corp. .................................................... 3,711 34
Global Medical REIT, Inc. ................................................ 1,398 43
Global Net Lease, Inc. ................................................... 22,642 173
Healthcare Realty Trust, Inc. ............................................... 39,956 708
Healthpeak Properties, Inc. ................................................ 79,522 1,427
Highwoods Properties, Inc. ................................................ 12,148 348
Host Hotels & Resorts, Inc. ................................................ 77,868 1,247
Howard Hughes Holdings, Inc.(a) ........................................... 6,748 535
Hudson Pacific Properties, Inc.(a) ........................................... 42,419 104
Independence Realty Trust, Inc. ............................................. 26,583 423
Industrial Logistics Properties Trust .......................................... 5,774 31
Innovative Industrial Properties, Inc. ......................................... 3,145 158
InvenTrust Properties Corp. ............................................... 8,818 242
JBG SMITH Properties ................................................... 7,020 137
Jones Lang LaSalle, Inc.(a) ................................................ 5,387 1,644
Kennedy-Wilson Holdings, Inc. ............................................. 13,393 101
Kilroy Realty Corp. ..................................................... 13,448 568
Kimco Realty Corp. ..................................................... 76,068 1,572
Kite Realty Group Trust .................................................. 24,968 553
Lamar Advertising Co., Class A ............................................. 9,882 1,172
Landbridge Co. LLC(b) .................................................. 2,838 168
Lineage, Inc. .......................................................... 7,965 314
LTC Properties, Inc. ..................................................... 5,144 180
LXP Industrial Trust ..................................................... 32,871 312
Marcus & Millichap, Inc. ................................................. 2,648 77
Maui Land & Pineapple Co., Inc.(a) .......................................... 671 11
Medical Properties Trust, Inc.(b) ............................................ 56,759 293
Modiv Industrial, Inc.(b) .................................................. 958 14
National Health Investors, Inc. ............................................. 5,184 386
National Storage Affiliates Trust ............................................ 8,027 234
NET Lease Office Properties ............................................... 1,643 48
NETSTREIT Corp.(b) ................................................... 10,794 201
Newmark Group, Inc., Class A ............................................. 17,356 309
NexPoint Diversified Real Estate Trust ........................................ 4,014 13
NexPoint Residential Trust, Inc. ............................................ 2,411 74
NNN REIT, Inc. ........................................................ 21,471 869
Omega Healthcare Investors, Inc. ........................................... 33,790 1,420
One Liberty Properties, Inc. ............................................... 1,698 34
Opendoor Technologies, Inc.(a)(b) ........................................... 72,969 567
Orion Properties, Inc. .................................................... 5,697 14
Outfront Media, Inc. ..................................................... 15,644 277
Paramount Group, Inc.(a) ................................................. 21,065 138
Park Hotels & Resorts, Inc. ................................................ 22,168 228
Pebblebrook Hotel Trust .................................................. 13,183 138
Phillips Edison & Co., Inc. ................................................ 14,324 485
Piedmont Realty Trust, Inc., Class A ......................................... 13,960 113
Plymouth Industrial REIT, Inc. ............................................. 4,406 97
Postal Realty Trust, Inc., Class A ............................................ 2,563 38
PotlatchDeltic Corp. ..................................................... 8,719 349
Rayonier, Inc. ......................................................... 17,504 386
RE/MAX Holdings, Inc.(a) ................................................ 1,746 14
Regency Centers Corp. ................................................... 20,689 1,427
Rexford Industrial Realty, Inc. .............................................. 27,115 1,120
RLJ Lodging Trust ...................................................... 15,368 105
Ryman Hospitality Properties, Inc. ........................................... 7,013 610
Sabra Health Care REIT, Inc. .............................................. 27,001 481
Safehold, Inc. ......................................................... 5,563 80
Saul Centers, Inc. ....................................................... 1,440 43
Seritage Growth Properties, Class A(a) ........................................ 3,977 16
Service Properties Trust .................................................. 17,059 37
Sila Realty Trust, Inc. .................................................... 6,221 147

Victory Portfolios III
Victory Extended Market Index Fund
50
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
SITE Centers Corp. ..................................................... 5,539 $ 41
SL Green Realty Corp. ................................................... 8,138 418
Smartstop Self Storage REIT, Inc. ........................................... 3,509 121
STAG Industrial, Inc. .................................................... 21,301 815
Stratus Properties, Inc.(a) ................................................. 684 13
Strawberry Fields REIT, Inc. ............................................... 640 7
Summit Hotel Properties, Inc. .............................................. 11,557 59
Sunstone Hotel Investors, Inc. .............................................. 21,423 190
Tanger, Inc. ........................................................... 12,657 412
Tejon Ranch Co.(a) ..................................................... 2,738 43
Terreno Realty Corp. .................................................... 11,592 662
The Macerich Co. ...................................................... 28,789 494
The RMR Group, Inc., Class A ............................................. 1,545 24
The St. Joe Co. ........................................................ 6,395 363
UMH Properties, Inc. .................................................... 9,032 131
Universal Health Realty Income Trust ........................................ 1,425 54
Urban Edge Properties ................................................... 14,389 277
Veris Residential, Inc. .................................................... 10,331 148
Vornado Realty Trust .................................................... 20,454 776
Whitestone REIT ....................................................... 4,960 62
WP Carey, Inc. ......................................................... 24,821 1,638
Xenia Hotels & Resorts, Inc. ............................................... 10,800 133
49,828
Utilities (2.7%):
ALLETE, Inc. ......................................................... 6,621 446
American States Water Co. ................................................ 4,367 311
Artesian Resources Corp., Class A ........................................... 999 32
Avista Corp. .......................................................... 9,200 350
Black Hills Corp. ....................................................... 8,314 527
Cadiz, Inc.(a) .......................................................... 5,667 30
California Water Service Group ............................................. 6,775 301
Chesapeake Utilities Corp. ................................................ 2,651 337
Clearway Energy, Inc., Class C ............................................. 13,150 420
Consolidated Water Co. Ltd., Class OR ....................................... 1,677 57
Essential Utilities, Inc. ................................................... 32,119 1,254
Genie Energy Ltd., Class B ................................................ 1,337 20
Global Water Resources, Inc. .............................................. 1,165 12
H2O America ......................................................... 3,688 171
Hawaiian Electric Industries, Inc.(a) ......................................... 19,692 229
IDACORP, Inc. ........................................................ 6,175 797
MGE Energy, Inc. ...................................................... 4,177 346
Middlesex Water Co. .................................................... 1,957 112
Montauk Renewables, Inc.(a) .............................................. 4,680 9
National Fuel Gas Co. ................................................... 10,223 807
New Jersey Resources Corp. ............................................... 11,464 508
Northwest Natural Holding Co. ............................................. 4,629 211
Northwestern Energy Group, Inc. ........................................... 6,980 416
OGE Energy Corp. ...................................................... 23,004 1,015
Oklo, Inc.(a) .......................................................... 12,141 1,612
ONE Gas, Inc. ......................................................... 6,797 545
Ormat Technologies, Inc. ................................................. 6,952 739
Otter Tail Corp. ........................................................ 4,371 338
Pinnacle West Capital Corp. ............................................... 13,670 1,210
Portland General Electric Co. .............................................. 12,509 571
Pure Cycle Corp.(a) ..................................................... 2,531 28
ReNew Energy Global PLC(a) ............................................. 17,066 129
RGC Resources, Inc. .................................................... 880 18
Southwest Gas Holdings, Inc. .............................................. 7,342 584
Spire, Inc. ............................................................ 6,608 571
Talen Energy Corp.(a) ................................................... 5,151 2,059
The AES Corp. ........................................................ 81,335 1,128
The York Water Co. ..................................................... 1,595 50
TXNM Energy, Inc. ..................................................... 11,964 680

Victory Portfolios III
Victory Extended Market Index Fund
51
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
UGI Corp. ............................................................ 24,647 $ 824
Unitil Corp. ........................................................... 1,964 96
19,900
Total Common Stocks (Cost $420,934)
a
a
a
743,170
Preferred Stocks (0.0%)
Communication Services (0.0%):
SRAX, Inc.(a)(c) ....................................................... $ 3,374 —
Total Preferred Stocks (Cost $—(d))
a
a
a
—
Rights (0.0%)(f)
Communication Services (0.0%):(f)
Communications Systems, Inc., CVR, expiring 1/1/29(a)(c) ......................... 259 —(d)
Consumer Staples (0.0%):
Spectrum Pharmaceuticals, Inc., CVR, expiring 1/1/26(a)(c) ........................ 20,024 —
Financials (0.0%):(f)
Sycamore Partners LLC, CVR, expiring 8/29/29(a)(c) ............................. 83,950 44
Health Care (0.0%):(f)
Akouos, Inc., CVR, expiring 1/1/26(a)(c) ...................................... 2,413 2
Albireo Pharma, Inc., CVR, expiring 3/2/26(a)(c) ................................ 2,070 5
Applied Genetics, CVR, expiring 1/1/26(a)(c) .................................. 7,439 —(d)
AstraZeneca PLC, CVR, expiring 1/1/26(a)(c) .................................. 4,321 1
Carisma Therapeutics, Inc., CVR, expiring 1/1/27(a)(c) ............................ 22,411 —
Cartesian Therapeutics, Inc., RTS, expiring 1/9/26(a)(c) ........................... 14,929 3
Checkpoint Therapeuti, CVR, expiring 6/4/29(a)(c) .............................. 3,863 1
Chinook Therapeutics, Inc., RTS, expiring 1/1/26(a)(c) ............................ 5,192 5
Cincor Pharma, Inc., CVR, expiring 1/2/34(a)(c) ................................. 1,987 6
Coherus Biosciences, Inc., CVR, expiring 9/12/28(a)(c) ........................... 5,561 1
Concentra Biosciences, CVR, expiring 8/20/29(a)(c) .............................. 3,564 —(d)
Concentra Biosciences, CVR, expiring 9/2/29(a)(c) ............................... 4,102 1
Concert Pharmaceuticals, Inc., CVR, expiring 3/5/26(a)(c) ......................... 5,168 2
Epizyme, Inc., CVR, expiring 12/31/25(a)(c) ................................... 15,309 —(d)
Flexion Therapeutics, Inc., CVR, expiring 1/1/26(a)(b)(c) .......................... 6,526 —(d)
F-star Therapeutics, Inc., CVR, expiring 12/30/49(a)(c) ............................ 1,298 —(d)
Imara, Inc., CVR, expiring 1/1/27(a)(c) ....................................... 1,789 1
Inhibrx, Inc., CVR, expiring 6/2/28(a)(c) ...................................... 4,624 3
Magenta Therapeutics, Inc., RTS, expiring 1/9/26(a)(c) ............................ 4,843 —(d)
MannKind Corp., CVR, expiring 10/8/29(a)(c) .................................. 4,175 1
MediPacific, Inc., CVR, expiring 1/1/26(a)(c) ................................... 5,536 —(d)
Miragen Therapeutics, Inc., CVR, expiring 12/31/99(a)(c) .......................... 7,890 —(d)
Novartis AG, CVR, expiring 12/31/26(a)(c) .................................... 6,837 8
Ocuphire Pharma, Inc., CVR, expiring 12/31/99(a)(c) ............................. 168 —(d)
OmniAb Operations, Inc., 12.50 Earnout Shares, expiring 11/1/27(a)(c)(g)(h) ............ 698 —
OmniAb Operations, Inc., 15.00 Earnout Shares, expiring 11/1/27(a)(c)(g)(h) ............ 698 —
Opiant Pharma, Inc., CVR, expiring 1/1/26(a)(c) ................................. 533 —(d)
Paratek Pharmaceuticals, Inc., CVR, expiring 1/1/26(a)(b)(c) ........................ 5,165 1
Prevail Therapeutics, Inc., CVR, expiring 12/4/28(a)(c) ............................ 4,938 2
Supernus Pharmaceuticals, CVR, expiring 12/31/26(a)(c) .......................... 6,407 1
Tetraphase Pharmaceuticals, Inc., CVR, expiring 1/1/26(a)(c) ....................... 1,178 —
Verve Therapeutics, Inc., RTS, expiring 12/31/26(a)(c) ............................ 7,841 5
Vigil Neuroscience, Inc., CVR, expiring 12/31/26(a)(c) ............................ 3,386 —(d)
Xeris Biopharma Holdings, Inc., CVR, expiring 10/6/49(a)(c) ....................... 8,140 —
Zimmer Biomet Holdings, Inc., CVR, expiring 1/1/27(a)(c) ......................... 5,527 1
Zynerba Pharmaceuticals, Inc., CVR, expiring 1/1/26(a)(b)(c) ....................... 5,691 1
51
Total Rights (Cost $7)
a
a
a
95
Warrants (0.0%)(f)
Consumer Discretionary (0.0%):(f)
Bed Bath & Beyond, Inc., expiring 10/7/26(a)(b) ................................ 648 1

Victory Portfolios III
Victory Extended Market Index Fund
52
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Name
Acquisition Date
Cost
OmniAb Operations, Inc., 12.50 Earnout Shares ......................
11/3/2022
$ —
OmniAb Operations, Inc., 15.00 Earnout Shares ......................
11/3/2022
—
Security Description Shares
a
Value
(000)
GameStop Corp., expiring 10/30/26(a) ........................................ 4,694 $ 14
15
Financials (0.0%):
DeFi Development Corp., expiring 1/21/28(a)(b) ................................ 140 —
Health Care (0.0%):(f)
Galectin Therapeutics, Inc., expiring 5/23/26(a) ................................. 7,552 —(d)
Total Warrants (Cost $—)
a
a
a
15
Collateral for Securities Loaned (5.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.01%(i) ........ 9,390,969 9,391
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.98%(i) ............ 9,390,969 9,391
Invesco Government & Agency Portfolio, Institutional Shares, 4.00%(i) ................ 9,390,969 9,391
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.00%(i) . 9,390,969 9,391
Total Collateral for Securities Loaned (Cost $37,564)
a
a
a
37,564
Total Investments (Cost $458,505) — 104.6% 780,844
Liabilities in excess of other assets —  (4.6)% (34,295)
NET ASSETS - 100.00% $ 746,549
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of October 31, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(d) Rounds to less than $1 thousand.
(e) Affiliated security. (See Note 9 in the Notes to Financial Statements)
(f) Amount represents less than 0.05% of net assets.
(g) Restricted security that is not registered under the Securities Act of 1933.
(h) The following table details the earliest acquisition date and cost of the Fund's restricted securities at October 31, 2025. (amounts in thousands):
(i) Rate disclosed is the daily yield on October 31, 2025.
CVR
—
Contingent Value Right
LLC
—
Limited Liability Company
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini Russell 2000 Index Futures ...... 27 12/19/25 $ 3,342 $ 3,361 $ 19
Total unrealized appreciation $ 19
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 19

Schedule of Portfolio Investments
October 31, 2025
Victory Portfolios III
Victory Nasdaq-100 Index Fund
53
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.9%)
Communication Services (14.7%):
Alphabet, Inc. , Class A ................................................... 1,025,245 $ 288,289
Alphabet, Inc. , Class C ................................................... 956,936 269,684
Charter Communications, Inc. , Class A (a) (b) ................................... 57,872 13,533
Comcast Corp. , Class A .................................................. 1,586,366 44,156
Electronic Arts, Inc. ..................................................... 106,643 21,335
Meta Platforms, Inc. , Class A .............................................. 382,320 247,877
Netflix, Inc. (a) ......................................................... 184,209 206,104
Take-Two Interactive Software, Inc. (a) ........................................ 78,559 20,140
The Trade Desk, Inc. , Class A (a) ............................................ 186,119 9,358
T-Mobile US, Inc. ...................................................... 486,992 102,293
Warner Bros Discovery, Inc. (a) ............................................. 1,053,683 23,655
1,246,424
Communications Equipment (1.5%):
Cisco Systems, Inc. ..................................................... 1,713,973 125,308
Consumer Discretionary (13.2%):
Airbnb, Inc. , Class A (a) .................................................. 182,956 23,151
Amazon.com, Inc. (a) .................................................... 1,880,862 459,344
Booking Holdings, Inc. ................................................... 13,998 71,078
DoorDash, Inc. , Class A (a) ................................................ 173,292 44,080
Lululemon Athletica, Inc. (a) ............................................... 47,481 8,097
Marriott International, Inc. , Class A .......................................... 116,399 30,331
MercadoLibre, Inc. (a) .................................................... 21,830 50,804
O'Reilly Automotive, Inc. (a) ............................................... 364,502 34,424
PDD Holdings, Inc. , ADR (a) ............................................... 287,052 38,715
Ross Stores, Inc. ....................................................... 139,355 22,146
Starbucks Corp. ........................................................ 488,717 39,523
Tesla, Inc. (a) .......................................................... 642,502 293,341
1,115,034
Consumer Staples (4.3%):
Coca-Cola Europacific Partners PLC ......................................... 194,342 17,263
Costco Wholesale Corp. .................................................. 192,161 175,145
Keurig Dr. Pepper, Inc. ................................................... 573,808 15,585
Mondelez International, Inc. , Class A ......................................... 555,438 31,915
Monster Beverage Corp. (a) ................................................ 418,063 27,939
PepsiCo, Inc. .......................................................... 591,715 86,444
The Kraft Heinz Co. ..................................................... 497,841 12,312
366,603
Electronic Equipment, Instruments & Components (0.1%):
CDW Corp. ........................................................... 54,327 8,658
Energy (0.5%):
Baker Hughes Co. ...................................................... 419,837 20,324
Diamondback Energy, Inc. ................................................ 122,966 17,608
37,932
Financials (0.3%):
PayPal Holdings, Inc. (a) .................................................. 409,497 28,366
Health Care (4.4%):
Amgen, Inc. ........................................................... 232,426 69,363
AstraZeneca PLC , ADR .................................................. 250,394 20,633
Biogen, Inc. (a) ......................................................... 61,018 9,413
Dexcom, Inc. (a) ........................................................ 164,228 9,561
GE HealthCare Technologies, Inc. ........................................... 192,891 14,457
Gilead Sciences, Inc. .................................................... 535,323 64,126
IDEXX Laboratories, Inc. (a) ............................................... 34,100 21,466
Intuitive Surgical, Inc. (a) ................................................. 154,770 82,691
Regeneron Pharmaceuticals, Inc. ............................................ 44,543 29,033
Vertex Pharmaceuticals, Inc. (a) ............................................. 110,360 46,966
367,709

Victory Portfolios III
Victory Nasdaq-100 Index Fund
54
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Industrials (3.8%):
Automatic Data Processing, Inc. ............................................ 174,521 $ 45,428
Axon Enterprise, Inc. (a) .................................................. 33,534 24,555
Cintas Corp. .......................................................... 172,961 31,699
Copart, Inc. (a) ......................................................... 410,784 17,668
CSX Corp. ............................................................ 798,511 28,762
Fastenal Co. ........................................................... 489,916 20,160
Honeywell International, Inc. .............................................. 273,797 55,123
Old Dominion Freight Line, Inc. ............................................ 88,420 12,416
PACCAR, Inc. ......................................................... 223,868 22,029
Paychex, Inc. .......................................................... 152,938 17,898
Thomson Reuters Corp. (b) ................................................ 193,067 29,551
Verisk Analytics, Inc. .................................................... 59,012 12,909
318,198
IT Services (1.3%):
Cognizant Technology Solutions Corp. , Class A ................................. 206,133 15,023
Shopify, Inc. , Class A (a) .................................................. 527,595 91,728
106,751
Materials (1.0%):
Linde PLC ............................................................ 202,783 84,824
Solstice Advanced Materials, Inc. (a) ......................................... 68,449 3,085
87,909
Real Estate (0.1%):
CoStar Group, Inc. (a) .................................................... 178,964 12,314
Semiconductors & Semiconductor Equipment (27.3%):
Advanced Micro Devices, Inc. (a) ............................................ 702,923 180,033
Analog Devices, Inc. .................................................... 211,972 49,629
Applied Materials, Inc. ................................................... 344,141 80,219
ARM Holdings PLC , ADR (a) .............................................. 56,755 9,638
ASML Holding NV , Registered Shares , NYS ................................... 36,404 38,560
Broadcom, Inc. ........................................................ 1,372,042 507,148
GLOBALFOUNDRIES, Inc. (a) ............................................ 229,620 8,175
Intel Corp. (a) .......................................................... 1,890,207 75,589
KLA Corp. ........................................................... 56,948 68,835
Lam Research Corp. ..................................................... 546,876 86,111
Marvell Technology, Inc. ................................................. 369,839 34,669
Microchip Technology, Inc. ................................................ 228,281 14,249
Micron Technology, Inc. .................................................. 483,905 108,284
NVIDIA Corp. ......................................................... 4,287,548 868,186
NXP Semiconductors NV ................................................. 107,710 22,524
ON Semiconductor Corp. (a) ............................................... 169,447 8,486
QUALCOMM, Inc. ..................................................... 466,222 84,340
Texas Instruments, Inc. ................................................... 392,595 63,388
2,308,063
Software (17.6%):
Adobe, Inc. (a) ......................................................... 183,068 62,300
AppLovin Corp. , Class A (a) ............................................... 132,972 84,747
Atlassian Corp. , Class A (a) ................................................ 69,471 11,770
Autodesk, Inc. (a) ....................................................... 91,652 27,619
Cadence Design Systems, Inc. (a) ............................................ 117,185 39,689
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 108,164 58,734
Datadog, Inc. , Class A (a) ................................................. 137,801 22,435
Fortinet, Inc. (a) ........................................................ 328,071 28,355
Intuit, Inc. ............................................................ 120,535 80,463
Microsoft Corp. ........................................................ 1,311,416 679,064
Palantir Technologies, Inc. , Class A (a) ........................................ 985,543 197,572
Palo Alto Networks, Inc. (a) ................................................ 288,597 63,561
Roper Technologies, Inc. .................................................. 45,933 20,493
Strategy, Inc. (a) ........................................................ 113,436 30,572
Synopsys, Inc. (a) ....................................................... 79,516 36,086
Workday, Inc. , Class A (a) ................................................. 92,496 22,192

Victory Portfolios III
Victory Nasdaq-100 Index Fund
55
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Zscaler, Inc. (a) ......................................................... 66,265 $ 21,943
1,487,595
Technology Hardware, Storage & Peripherals (8.4%):
Apple, Inc. ........................................................... 2,618,208 707,885
Utilities (1.4%):
American Electric Power Co., Inc. ........................................... 228,806 27,516
Constellation Energy Corp. ................................................ 134,570 50,733
Exelon Corp. .......................................................... 429,897 19,827
Xcel Energy, Inc. ....................................................... 251,880 20,445
118,521
Total Common Stocks (Cost $2,357,181)
a
a
a
8,443,270
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .01% (c) ........ 2,945,179 2,946
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .98% (c) ............ 2,945,179 2,945
Invesco Government & Agency Portfolio, Institutional Shares , 4 .00% (c) ............... 2,945,179 2,945
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .00% (c) . 2,945,179 2,945
Total Collateral for Securities Loaned (Cost $11,781)
a
a
a
11,781
Total Investments (Cost $2,368,962) — 100.0% 8,455,051
Liabilities in excess of other assets —  (0.0)%(d) (1,967)
NET ASSETS - 100.00% $ 8,453,084
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on October 31, 2025.
(d) Amount represents less than 0.05% of net assets.
ADR
—
American Depositary Receipt
NYS
—
New York Registered Shares
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
NASDAQ 100 E-Mini Futures ......... 27 12/19/25 $ 13,151 $ 14,042 $ 891
Total unrealized appreciation $ 891
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 891

Statements of Assets and Liabilities
October 31, 2025
56
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory 500 Index
Fund
Victory Extended
Market Index Fund
Victory Nasdaq-100
Index Fund
Assets:
Affiliated investments, at value (Cost $—, $175 and $—) $ — $ 370 $ —
Unaffiliated investments, at value (Cost $2,989,900, $458,330 and $2,368,962) 14,553,918(a) 780,474(b) 8,455,051(c)
Cash 16,987 2,047 10,472
Deposit with broker for futures contracts 6,173 1,265 3,379
Receivables:
Dividends, interest, and securities lending income 6,618 301 1,051
Capital shares issued 2,481 38 3,534
From Adviser 521 — 11
Variation margin on open futures contracts 79 20 91
Prepaid expenses 127 18 115
Total Assets 14,586,904 784,533 8,473,704
Liabilities:
Payables:
Collateral received on loaned securities 844 37,564 11,781
Capital shares redeemed 5,668 187 5,786
Accrued expenses and other payables:
Investment advisory fees 1,218 64 1,393
Administration fees 731 96 950
Custodian fees 84 5 46
Transfer agent fees 376 39 328
Compliance fees 10 —(d) 5
Trustees' fees — 1 —
12b-1 fees — — 17
Other accrued expenses 35 28 314
Total Liabilities 8,966 37,984 20,620
Commitments and contingencies (Note 5 )
Net Assets:
Capital 2,572,382 394,965 2,175,539
Total accumulated earnings (loss) 12,005,556 351,584 6,277,545
Net Assets $ 14,577,938 $ 746,549 $ 8,453,084
Net Assets:
Fund Shares $ — $ 746,549 $ 6,735,110
Institutional Shares — — 934,783
Member Shares 4,786,406 — —
Reward Shares 9,791,532 — —
Class A — — 82,477
Class C — — 18,556
Class R6 — — 682,158
Total $ 14,577,938 $ 746,549 $ 8,453,084
Shares (unlimited number of shares authorized with no par value):
Fund Shares — 33,501 105,584
Institutional Shares — — 14,637
Member Shares 55,976 — —
Reward Shares 114,410 — —
Class A — — 1,301
Class C — — 302
Class R6 — — 10,679
Total 170,386 33,501 132,503
Net asset value, offering and redemption price per share:(e)
Fund Shares $ — $ 22.28 $ 63.79
Institutional Shares — — 63.86
Member Shares 85.51 — —
Reward Shares 85.58 — —
Class A — — 63.37
Class C(f) — — 61.39
Class R6 — — 63.88
Maximum Sales Charge — Class A —% —% 2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ — $ — $ 64.83
(a) Includes $827 thousand of securities on loan.
(b) Includes $48,504 thousand of securities on loan.
(c) Includes $11,466 thousand of securities on loan.

Statements of Assets and Liabilities
October 31, 2025
57
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
(d) Rounds to less than $1 thousand.
(e) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(f) Redemption price per share varies by length of time shares are held.

Statements of Operations
For the Six Months Ended October 31, 2025
58
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory 500 Index
Fund
Victory Extended
Market Index Fund
Victory Nasdaq-100
Index Fund
Investment Income:
Dividends from affiliated investments $ — $ 6 $ —
Dividends from unaffiliated investments 82,577 5,721 26,442
Interest from unaffiliated investments 483 48 583
Securities lending (net of fees) 1,467 392 6
Foreign tax withholding (1) (4) (61)
Total Income 84,526 6,163 26,970
Expenses:
Investment advisory fees 6,822 365 7,685
Administration fees — 547 —
Administration fees — Fund Shares — — 4,576
Administration fees — Institutional Shares — — 450
Administration fees — Member Shares 1,386 — —
Administration fees — Reward Shares 2,707 — —
Administration fees — Class A — — 55
Administration fees — Class C — — 13
Administration fees — Class R6 — — 148
Sub-Administration fees 15 15 12
12b-1 fees — Class A — — 92
12b-1 fees — Class C — — 85
Custodian fees 253 22 139
Transfer agent fees — 213 —
Transfer agent fees — Fund Shares — — 1,268
Transfer agent fees — Institutional Shares — — 469
Transfer agent fees — Member Shares 1,161 — —
Transfer agent fees — Reward Shares 613 — —
Transfer agent fees — Class A — — 38
Transfer agent fees — Class C — — 9
Transfer agent fees — Class R6 — — 42
Trustees' fees 24 23 24
Compliance fees 55 3 31
Legal and audit fees 29 29 28
State registration and filing fees 93 12 72
Other expenses 226 37 530
Total Expenses 13,384 1,266 15,766
Expenses waived/reimbursed by Adviser (1,482) — (31)
Net Expenses 11,902 1,266 15,735
Net Investment Income (Loss) 72,624 4,897 11,235
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities — 2 —
Net realized gains (losses) from unaffiliated investment securities 184,587 19,872 22,180
Net realized gains (losses) from futures contracts 7,059 658 8,084
Net change in unrealized appreciation/depreciation on affiliated investment securities — 29 —
Net change in unrealized appreciation/depreciation on unaffiliated investment securities 2,575,525 107,586 2,060,047
Net change in unrealized appreciation/depreciation on futures contracts (2,381) (77) (92)
Net realized/unrealized gains (losses) on investments 2,764,790 128,070 2,090,219
Change in net assets resulting from operations $ 2,837,414 $ 132,967 $ 2,101,454

59
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory 500 Index Fund
Victory Extended Market Index
Fund Victory Nasdaq-100 Index Fund
Six Months
Ended
October 31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Six Months
Ended
October 31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Six Months
Ended
October 31, 2025
(Unaudited)
Year
Ended
April 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 72,624 $ 142,188 $ 4,897 $ 8,746 $ 11,235 $ 26,224
Net realized gains (losses) 191,646 423,843 20,532 31,200 30,264 212,615
Net change in unrealized
appreciation/depreciation 2,573,144 848,510 107,538 (15,283) 2,059,955 538,238
Change in net assets resulting from
operations 2,837,414 1,414,541 132,967 24,663 2,101,454 777,077
Distributions to Shareholders:
Fund Shares — — — (100,095) — (122,525)
Institutional Shares — — — — — (17,707)
Member Shares (22,769) (158,719) — — — —
Reward Shares (47,540) (303,632) — — — —
Class A — — — — — (1,447)
Class C — — — — — (287)
Class R6 — — — — — (11,008)
Change in net assets resulting from
distributions to shareholders (70,309) (462,351) — (100,095) — (152,974)
Change in net assets resulting from
capital transactions (229,121) (300,770) (47,669) 6,328 (184,659) (150,458)
Change in net assets 2,537,984 651,420 85,298 (69,104) 1,916,795 473,645
Net Assets:
Beginning of period 12,039,954 11,388,534 661,251 730,355 6,536,289 6,062,644
End of period $ 14,577,938 $ 12,039,954 $ 746,549 $ 661,251 $ 8,453,084 $ 6,536,289

60
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory 500 Index Fund
Victory Extended Market Index
Fund Victory Nasdaq-100 Index Fund
Six Months
Ended
October 31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Six Months
Ended
October 31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Six Months
Ended
October 31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Capital Transactions:
Fund Shares
Proceeds from shares issued $ — $ — $ 13,445 $ 28,910 $ 335,544 $ 698,875
Distributions reinvested — — — 97,174 — 120,605
Cost of shares redeemed — — (61,114) (119,756) (433,694) (978,347)
Total Fund Shares $ — $ — $ (47,669) $ 6,328 $ (98,150) $ (158,867)
Institutional Shares
Proceeds from shares issued $ — $ — $ — $ — $ 12,652 $ 113,859
Distributions reinvested — — — — — 17,668
Cost of shares redeemed — — — — (129,928) (209,276)
Total Institutional Shares $ — $ — $ — $ — $ (117,276) $ (77,749)
Member Shares
Proceeds from shares issued $ 197,294 $ 425,354 $ — $ — $ — $ —
Distributions reinvested 22,607 157,715 — — — —
Cost of shares redeemed (523,761) (952,361) — — — —
Total Member Shares $ (303,860) $ (369,292) $ — $ — $ — $ —
Reward Shares
Proceeds from shares issued $ 436,080 $ 701,607 $ — $ — $ — $ —
Distributions reinvested 44,919 289,591 — — — —
Cost of shares redeemed (406,260) (922,676) — — — —
Total Reward Shares $ 74,739 $ 68,522 $ — $ — $ — $ —
Class A
Proceeds from shares issued $ — $ — $ — $ — $ 8,986 $ 22,624
Distributions reinvested — — — — — 1,447
Cost of shares redeemed — — — — (12,133) (25,635)
Total Class A $ — $ — $ — $ — $ (3,147) $ (1,564)
Class C
Proceeds from shares issued $ — $ — $ — $ — $ 1,084 $ 3,607
Distributions reinvested — — — — — 287
Cost of shares redeemed — — — — (1,524) (2,806)
Total Class C $ — $ — $ — $ — $ (440) $ 1,088
Class R6
Proceeds from shares issued $ — $ — $ — $ — $ 92,755 $ 182,108
Distributions reinvested — — — — — 10,983
Cost of shares redeemed — — — — (58,401) (106,457)
Total Class R6 $ — $ — $ — $ — $ 34,354 $ 86,634
Change in net assets resulting from
capital transactions $ (229,121) $ (300,770) $ (47,669) $ 6,328 $ (184,659) $ (150,458)

61
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory 500 Index Fund
Victory Extended Market Index
Fund Victory Nasdaq-100 Index Fund
Six Months
Ended
October 31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Six Months
Ended
October 31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Six Months
Ended
October 31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Share Transactions:
Fund Shares
Issued — — 640 1,367 5,954 14,066
Reinvested — — — 4,489 — 2,255
Redeemed — — (2,922) (5,658) (7,615) (19,762)
Total Fund Shares — — (2,282) 198 (1,661) (3,441)
Institutional Shares
Issued — — — — 223 2,348
Reinvested — — — — — 330
Redeemed — — — — (2,254) (4,157)
Total Institutional Shares — — — — (2,031) (1,479)
Member Shares
Issued 2,513 5,953 — — — —
Reinvested 286 2,121 — — — —
Redeemed (6,563) (13,276) — — — —
Total Member Shares (3,764) (5,202) — — — —
Reward Shares
Issued 5,428 9,781 — — — —
Reinvested 568 3,893 — — — —
Redeemed (5,138) (12,832) — — — —
Total Reward Shares 858 842 — — — —
Class A
Issued — — — — 156 460
Reinvested — — — — — 27
Redeemed — — — — (219) (516)
Total Class A — — — — (63) (29)
Class C
Issued — — — — 21 74
Reinvested — — — — — 6
Redeemed — — — — (28) (59)
Total Class C — — — — (7) 21
Class R6
Issued — — — — 1,622 3,685
Reinvested — — — — — 205
Redeemed — — — — (1,026) (2,116)
Total Class R6 — — — — 596 1,774
Change in Shares (2,906) (4,360) (2,282) 198 (3,166) (3,154)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
62
See notes to financial statements.
Victory 500 Index Fund
Member Shares
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $69.44 $64.07 $53.18 $48.85 $62.23 $51.33 $43.93
Investment Activities:
Net investment income (loss)(b) 0.40 0.78 0.75 0.23 0.69 0.63 0.65
Net realized and unrealized gains
(losses) 16.06 7.23 11.44 4.25 (12.70) 13.37 8.48
Total from Investment
Activities 16.46 8.01 12.19 4.48 (12.01) 14.00 9.13
Distributions to Shareholders from:
Net investment income (0.39) (0.75) (0.78) (0.15) (0.70) (0.63) (0.66)
Net realized gains — (1.89) (0.52) — (0.67) (2.47) (1.07)
Total Distributions (0.39) (2.64) (1.30) (0.15) (1.37) (3.10) (1.73)
Net Asset Value, End of Period $85.51 $69.44 $64.07 $53.18 $48.85 $62.23 $51.33
Total Return(c)(d) 23.75% 12.25% 23.12% 9.19% (19.38)% 27.50% 21.22%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.22% 0.23% 0.24% 0.25% 0.24% 0.24% 0.25%
Net Investment Income (Loss)(e) 1.02% 1.08% 1.27% 1.35% 1.30% 1.09% 1.47%
Gross Expenses(e)(f) 0.22% 0.23% 0.24% 0.25% 0.24% 0.24% 0.25%
Supplemental Data:
Net Assets at end of period
(000's) $4,786,406 $4,148,240 $4,161,093 $3,706,618 $3,423,615 $4,410,258 $3,997,663
Portfolio Turnover(c)(g) 1% 2% 5% 4% 7% 8% 5%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

63
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory 500 Index Fund
Reward Shares
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $69.50 $64.12 $53.22 $48.88 $62.27 $51.36 $43.95
Investment Activities:
Net investment income (loss)(b) 0.43 0.83 0.80 0.24 0.74 0.68 0.70
Net realized and unrealized gains
(losses) 16.07 7.24 11.45 4.26 (12.71) 13.38 8.49
Total from Investment
Activities 16.50 8.07 12.25 4.50 (11.97) 14.06 9.19
Distributions to Shareholders from:
Net investment income (0.42) (0.80) (0.83) (0.16) (0.75) (0.68) (0.71)
Net realized gains — (1.89) (0.52) — (0.67) (2.47) (1.07)
Total Distributions (0.42) (2.69) (1.35) (0.16) (1.42) (3.15) (1.78)
Net Asset Value, End of Period $85.58 $69.50 $64.12 $53.22 $48.88 $62.27 $51.36
Total Return(c)(d) 23.79% 12.34% 23.23% 9.23% (19.31)% 27.62% 21.35%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.15% 0.15% 0.15% 0.15% 0.15% 0.15% 0.15%
Net Investment Income (Loss)(e) 1.09% 1.16% 1.36% 1.44% 1.40% 1.17% 1.58%
Gross Expenses(e)(f) 0.18% 0.19% 0.19% 0.20% 0.19% 0.18% 0.18%
Supplemental Data:
Net Assets at end of period
(000's) $9,791,532 $7,891,714 $7,227,441 $6,029,184 $5,480,518 $6,638,059 $5,010,367
Portfolio Turnover(c)(g) 1% 2% 5% 4% 7% 8% 5%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
64
See notes to financial statements.
Victory Extended Market Index Fund
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $18.48 $20.52 $17.95 $17.33 $24.75 $25.40 $20.01
Investment Activities:
Net investment income (loss)(b) 0.14 0.25 0.21 0.07 0.24 0.22 0.18
Net realized and unrealized gains
(losses) 3.66 0.66 3.28 0.55 (6.14) 3.58 6.05
Total from Investment
Activities 3.80 0.91 3.49 0.62 (5.90) 3.80 6.23
Distributions to Shareholders from:
Net investment income — (0.29) (0.24) — (0.25) (0.23) (0.21)
Net realized gains — (2.66) (0.68) — (1.27) (4.22) (0.63)
Total Distributions — (2.95) (0.92) — (1.52) (4.45) (0.84)
Net Asset Value, End of Period $22.28 $18.48 $20.52 $17.95 $17.33 $24.75 $25.40
Total Return(c)(d) 20.56% 2.51% 19.51% 3.58% (24.03)% 15.61% 31.20%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.35% 0.35% 0.36% 0.38% 0.36% 0.34% 0.38%
Net Investment Income (Loss)(e) 1.34% 1.16% 1.09% 1.21% 1.20% 0.77% 0.91%
Gross Expenses(e)(f) 0.35% 0.35% 0.36% 0.38% 0.36% 0.34% 0.38%
Supplemental Data:
Net Assets at end of period
(000's) $746,549 $661,251 $730,355 $676,173 $671,926 $969,905 $906,111
Portfolio Turnover(c) 6% 13% 41% 5% 21% 24% 31%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.

65
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Nasdaq-100 Index Fund
Fund Shares
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $48.17 $43.67 $33.90 $27.97 $43.16 $35.56 $24.35
Investment Activities:
Net investment income (loss)(b) 0.08 0.19 0.21 0.04 0.16 0.11 0.13
Net realized and unrealized gains
(losses) 15.54 5.44 10.65 5.89 (14.19) 9.43 11.62
Total from Investment
Activities 15.62 5.63 10.86 5.93 (14.03) 9.54 11.75
Distributions to Shareholders from:
Net investment income — (0.21) (0.24) — (0.08) (0.11) (0.13)
Net realized gains — (0.92) (0.85) — (1.08) (1.83) (0.41)
Total Distributions — (1.13) (1.09) — (1.16) (1.94) (0.54)
Net Asset Value, End of Period $63.79 $48.17 $43.67 $33.90 $27.97 $43.16 $35.56
Total Return(c)(d) 32.43% 12.64% 32.21% 21.20% (32.69)% 26.96% 48.30%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.41% 0.42% 0.42% 0.45% 0.44% 0.42% 0.44%
Net Investment Income (Loss)(e) 0.29% 0.38% 0.53% 0.39% 0.48% 0.27% 0.46%
Gross Expenses(e)(f) 0.41% 0.42% 0.42% 0.45% 0.44% 0.42% 0.44%
Supplemental Data:
Net Assets at end of period
(000's) $6,735,110 $5,166,420 $4,833,426 $3,520,754 $2,904,735 $4,436,357 $3,583,838
Portfolio Turnover(c)(g) 2% 8% 22% 2% 12% 10% 17%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
66
See notes to financial statements.
Victory Nasdaq-100 Index Fund
Institutional Shares
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
June 29,
2020(b)
through
December 31,
2020
Net Asset Value, Beginning of Period $48.23 $43.72 $33.94 $27.99 $43.26 $35.64 $27.86
Investment Activities:
Net investment income (loss)(c) 0.08 0.19 0.21 0.04 0.16 0.10 0.07
Net realized and unrealized gains
(losses) 15.55 5.44 10.66 5.91 (14.23) 9.45 8.17
Total from Investment
Activities 15.63 5.63 10.87 5.95 (14.07) 9.55 8.24
Distributions to Shareholders from:
Net investment income — (0.20) (0.24) — (0.12) (0.10) (0.05)
Net realized gains — (0.92) (0.85) — (1.08) (1.83) (0.41)
Total Distributions — (1.12) (1.09) — (1.20) (1.93) (0.46)
Net Asset Value, End of Period $63.86 $48.23 $43.72 $33.94 $27.99 $43.26 $35.64
Total Return(d)(e) 32.41% 12.63% 32.19% 21.26% (32.70)% 26.93% 29.60%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.42% 0.43% 0.42% 0.43% 0.43% 0.44% 0.44%
Net Investment Income (Loss)(f) 0.28% 0.38% 0.53% 0.41% 0.52% 0.25% 0.42%
Gross Expenses(f)(g) 0.42% 0.43% 0.42% 0.43% 0.43% 0.44% 0.47%
Supplemental Data:
Net Assets at end of period
(000's) $934,783 $803,954 $793,303 $663,439 $579,072 $82,846 $57,240
Portfolio Turnover(d)(h) 2% 8% 22% 2% 12% 10% 17%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

67
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Nasdaq-100 Index Fund
Class A
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
June 29,
2020(b)
through
December 31,
2020
Net Asset Value, Beginning of Period $47.93 $43.47 $33.81 $27.91 $43.11 $35.64 $27.86
Investment Activities:
Net investment income (loss)(c) —(d) 0.05 0.10 0.01 0.08 (0.01) 0.02
Net realized and unrealized gains
(losses) 15.44 5.42 10.60 5.89 (14.18) 9.44 8.18
Total from Investment
Activities 15.44 5.47 10.70 5.90 (14.10) 9.43 8.20
Distributions to Shareholders from:
Net investment income — (0.09) (0.19) — (0.02) (0.13) (0.01)
Net realized gains — (0.92) (0.85) — (1.08) (1.83) (0.41)
Total Distributions — (1.01) (1.04) — (1.10) (1.96) (0.42)
Net Asset Value, End of Period $63.37 $47.93 $43.47 $33.81 $27.91 $43.11 $35.64
Total Return(e)(f) 32.21% 12.36% 31.80% 21.14% (32.87)% 26.60% 29.46%
Ratios to Average Net Assets:
Net Expenses(g)(h) 0.70% 0.70% 0.70% 0.70% 0.70% 0.70% 0.70%
Net Investment Income (Loss)(g) 0.00%(i) 0.11% 0.25% 0.13% 0.23% (0.02)% 0.11%
Gross Expenses(g)(h) 0.76% 0.76% 0.78% 0.82% 0.82% 1.03% 46.74%
Supplemental Data:
Net Assets at end of period
(000's) $82,477 $65,376 $60,568 $23,980 $17,660 $14,070 $167
Portfolio Turnover(e)(j) 2% 8% 22% 2% 12% 10% 17%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Amount is less than $0.005 per share.
(e) Not annualized for periods less than one year.
(f) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(g) Annualized for periods less than one year.
(h) Does not include acquired fund fees and expenses, if any.
(i) Amount is less than 0.005%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
68
See notes to financial statements.
Victory Nasdaq-100 Index Fund
Class C
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
June 29,
2020(b)
through
December 31,
2020
Net Asset Value, Beginning of Period $46.62 $42.54 $33.19 $27.47 $42.74 $35.51 $27.86
Investment Activities:
Net investment income (loss)(c) (0.21)(d) (0.31) (0.20) (0.07) (0.17) (0.33) (0.10)
Net realized and unrealized gains
(losses) 14.98 5.31 10.40 5.79 (14.02) 9.39 8.16
Total from Investment
Activities 14.77 5.00 10.20 5.72 (14.19) 9.06 8.06
Distributions to Shareholders from:
Net investment income — — — — —(e) — —
Net realized gains — (0.92) (0.85) — (1.08) (1.83) (0.41)
Total Distributions — (0.92) (0.85) — (1.08) (1.83) (0.41)
Net Asset Value, End of Period $61.39 $46.62 $42.54 $33.19 $27.47 $42.74 $35.51
Total Return(f)(g) 31.68% 11.54% 30.83% 20.86% (33.37)% 25.67% 28.95%
Ratios to Average Net Assets:
Net Expenses(h)(i) 1.45% 1.45% 1.45% 1.45% 1.45% 1.45% 1.45%
Net Investment Income (Loss)(h) (0.75)% (0.64)% (0.51)% (0.64)% (0.53)% (0.79)% (0.61)%
Gross Expenses(h)(i) 1.57% 1.59% 1.61% 1.83% 1.86% 2.29% 19.93%
Supplemental Data:
Net Assets at end of period
(000's) $18,556 $14,405 $12,244 $5,385 $3,134 $3,205 $194
Portfolio Turnover(f)(j) 2% 8% 22% 2% 12% 10% 17%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(e) Amount is less than $0.005 per share.
(f) Not annualized for periods less than one year.
(g) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(h) Annualized for periods less than one year.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

69
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Nasdaq-100 Index Fund
Class R6
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $48.21 $43.70 $33.92 $27.97 $43.19 $35.57 $24.35
Investment Activities:
Net investment income (loss)(b) 0.12 0.25 0.27 0.06 0.20 0.15 0.17
Net realized and unrealized gains
(losses) 15.55 5.45 10.65 5.89 (14.21) 9.45 11.63
Total from Investment
Activities 15.67 5.70 10.92 5.95 (14.01) 9.60 11.80
Distributions to Shareholders from:
Net investment income — (0.27) (0.29) — (0.13) (0.15) (0.17)
Net realized gains — (0.92) (0.85) — (1.08) (1.83) (0.41)
Total Distributions — (1.19) (1.14) — (1.21) (1.98) (0.58)
Net Asset Value, End of Period $63.88 $48.21 $43.70 $33.92 $27.97 $43.19 $35.57
Total Return(c)(d) 32.50% 12.79% 32.38% 21.27% (32.62)% 27.14% 48.51%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.29% 0.29% 0.29% 0.30% 0.32% 0.30% 0.31%
Net Investment Income (Loss)(e) 0.41% 0.51% 0.67% 0.53% 0.61% 0.38% 0.59%
Gross Expenses(e)(f) 0.29% 0.29% 0.29% 0.30% 0.32% 0.30% 0.31%
Supplemental Data:
Net Assets at end of period
(000's) $682,158 $486,134 $363,103 $159,367 $71,232 $42,391 $35,511
Portfolio Turnover(c)(g) 2% 8% 22% 2% 12% 10% 17%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
October 31, 2025
Victory Portfolios III
70
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following three funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act, with the exception of the Nasdaq-100 Index Fund which is classified as non-diversified.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification (ASC) Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), American Depositary Receipts, and
Rights, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official
Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory 500 Index Fund 500 Index Fund Member Shares and Reward Shares
Victory Extended Market Index Fund Extended Market Index Fund Fund Shares
Victory Nasdaq-100 Index Fund Nasdaq-100 Index Fund Fund Shares, Institutional Shares,
Class A, Class C, and Class R6

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
71
(Unaudited)
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund's NAV to be more reliable than it otherwise would be.
A summary of the valuations as of October 31, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments  (amounts in thousands):
As of October 31, 2025, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Level 1 Level 2 Level 3 Total
500 Index Fund
Common Stocks ............................................... $ 14,553,074 $ — $ — $ 14,553,074
Collateral for Securities Loaned ................................... 844 — — 844
Total ....................................................... $ 14,553,918 $ — $ — $ 14,553,918
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 717 — — 717
Total ....................................................... $ 717 $ — $ — $ 717
Extended Market Index Fund
Common Stocks ............................................... 743,154 — 16 743,170
Preferred Stocks ............................................... — — —(a) —(a)
Rights ...................................................... — — 95 95
Warrants .................................................... 15 —(b) — 15
Collateral for Securities Loaned ................................... 37,564 — — 37,564
Total ....................................................... $ 780,733 $ —(b) $ 111 $ 780,844
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 19 — — 19
Total ....................................................... $ 19 $ — $ — $ 19
Nasdaq-100 Index Fund
Common Stocks ............................................... 8,443,270 — — 8,443,270
Collateral for Securities Loaned ................................... 11,781 — — 11,781
Total ....................................................... $ 8,455,051 $ — $ — $ 8,455,051
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 891 — — 891
Total ....................................................... $ 891 $ — $ — $ 891
*
Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.
(a)
Zero market value securities.
(b)
Rounds to less than $1 thousand.

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
72
(Unaudited)
Derivative Instruments:
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian, which is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the six months ended October 31, 2025, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of October 31, 2025 (amounts in thousands):
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended October 31, 2025 (amounts in thousands):
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.
Assets
Receivables:
Variation
margin on
open futures
contracts*
Equity Risk Exposure: 1,627,000
500 Index Fund ..................................................................................... $ 717
Extended Market Index Fund ........................................................................... 19
Nasdaq-100 Index Fund ............................................................................... 891
*
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
Net realized gains
(losses) from
futures contracts
Net change
in unrealized
appreciation/
depreciation on
futures contracts
Equity Risk Exposure: 15,801,000 (2,550,000)
500 Index Fund ................................................................... $ 7,059 $ (2,381)
Extended Market Index Fund ......................................................... 658 (77)
Nasdaq-100 Index Fund ............................................................. 8,084 (92)

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
73
(Unaudited)
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of October 31, 2025 (amounts in thousands):
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of April 30.
For the six months ended October 31, 2025, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
500 Index Fund .................................................. $ 827 $ — $ 844
Extended Market Index Fund ........................................ 48,504 11,974 37,564
Nasdaq-100 Index Fund ............................................ 11,466 — 11,781

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
74
(Unaudited)
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2025, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of October 31, 2025, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
* Less than 0.05%
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee. Each Fund's base fee is accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended October 31, 2025, are reflected on the Statements of Operations as Investment advisory fees.
Excluding U.S. Government
Securities
Purchases Sales
500 Index Fund ........................................................................... $ 149,746 $ 357,309
Extended Market Index Fund ................................................................. 45,249 87,486
Nasdaq-100 Index Fund ..................................................................... 151,703 295,191
500 Index Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.7
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Nasdaq-100 Index Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.0*
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.8
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.7
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Flat Rate
500 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10%
Extended Market Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10%
Nasdaq-100 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20%

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
75
(Unaudited)
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
October 31, 2025, the Funds had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate, which is based on the Funds’ average daily net assets as follows:
Amounts incurred for the six months ended October 31, 2025, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended October 31, 2025, are reflected on the Statements of Operations as Sub-
Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2025, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agent services to the Funds. VCTA provides transfer agent services to the Funds based on an annual charge per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Annual charges for the six months ended October 31, 2025 per shareholder account were as follows:
For the classes below, transfer agent fees are paid monthly based on a fee accrued daily at an annualized rate of average daily net assets, plus out-of-pocket expenses as follows:
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Funds pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the six months ended October 31, 2025, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor receives no fee or other compensation for the services from the 500 Index Fund or Extended Market Index Fund.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
In effect until August 31, 2026
Fund Shares
Institutional
Shares
Member
Shares
Reward
Shares Class A Class C Class R6
500 Index Fund ....................... N/A N/A 0.06% 0.06% N/A N/A N/A
Extended Market Index Fund ............. 0.15% N/A N/A N/A N/A N/A N/A
Nasdaq-100 Index Fund ................. 0.15% 0.10% N/A N/A 0.15% 0.15% 0.05%
Fund Shares
Member
Shares
Reward
Shares
500 Index Fund .................................................................... N/A $20 $20
Extended Market Index Fund .......................................................... $23 N/A N/A
Nasdaq-100 Index Fund .............................................................. $23 N/A N/A
Institutional
Shares Class A Class C Class R6
Nasdaq-100 Index Fund ................................................... 0.10% 0.10% 0.10% 0.01%
Class A Class C
Nasdaq-100 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00%

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
76
(Unaudited)
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended October 31, 2025, the Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2025, are reflected on the Statements of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of October 31, 2025, the expense limits
(excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
As of October 31, 2025, the following amounts in the table below represent the fiscal year-end in which the 36-month recoupment period expires. These amounts are available to be repaid to the Adviser (amounts in thousands):
*      The Funds' fiscal year-end changed from December 31 to April 30 effective April 30, 2023.
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Funds in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2025.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
6. Risks:
The following describes the principal risks that you may assume as an investor in each Fund. The risk descriptions below provide a more detailed explanation of the principal investment risks. The Funds may be subject to other risks in addition to these identified risks.
Amount
Nasdaq-100 Index Fund ................................................................................ $ 1
In effect until August 31, 2026
Fund Shares
Institutional
Shares
Member
Shares
Reward
Shares Class A Class C Class R6
500 Index Fund ....................... N/A N/A 0.25% 0.15% N/A N/A N/A
Extended Market Index Fund ............. 0.43% N/A N/A N/A N/A N/A N/A
Nasdaq-100 Index Fund ................. 0.48% 0.44% N/A N/A 0.70% 1.45% 0.40%
December 31, 2025* April 30, 2026 April 30, 2027 April 30, 2028 April 30, 2029 Total
500 Index Fund ........................... $ 387 $ 931 $ 2,572 $ 2,850 $ 1,482 $ 8,222
Nasdaq-100 Index Fund ..................... 7 14 53 63 31 168

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
77
(Unaudited)
General Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and
related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The values of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer's bankruptcy.
Small-Capitalization and Mid-Capitalization Stock Risk – The Fund(s) invests in small- and mid-capitalization companies, which may be more vulnerable than larger companies to adverse business or economic conditions. Securities of small- and mid-capitalization companies may be less liquid and more volatile than securities of larger companies or the market in general and, therefore, may involve greater risk than investing in securities of larger companies.
Large-Capitalization Stock Risk  — The Fund(s) invest in large-capitalization companies. Such investments may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large-capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large-capitalization companies could trail the returns on investments in stocks of small- and mid-capitalization companies.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets, including with respect to tariffs or sanctions, may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory Funds Complex”), in the aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended
October 31, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the
Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-
month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of
June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all Funds. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the six months ended October 31, 2025.

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
78
(Unaudited)
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The Funds did not utilize or participate in the Facility during the six months ended October 31, 2025.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
At the tax year ended April 30, 2025, the Funds had no capital loss carryforward for federal income tax purposes.
9. Affiliated Securities:
An affiliated security is a security in which a Fund has ownership of at least 5% of the issuer's outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Funds do not invest in affiliated securities for the purpose of exercising management or control.  These securities are noted as affiliated on the Funds’ Schedule of Portfolio Investments.  Transactions in
affiliated securities during the six months ended October 31, 2025, were as follows (amounts in thousands, except shares):
10. Segment Reporting:
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
11. New Regulatory Pronouncement:
On December 14, 2023, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions.  The amendments in this ASU are
Declared Paid
Victory 500 Index Fund Quarterly Quarterly
Victory Extended Market Index Fund Annually Annually
Victory Nasdaq-100 Index Fund Annually Annually
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
10/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
Extended Market Index
Fund
Victory Capital Holdings, Inc.,
Class A .............. $ 341 $ 20 $ (22) $ 2 $ 29 $ 370 5,941 $ 6 $ —

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
79
(Unaudited)
intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes.  The ASU is effective for annual periods beginning after December 15, 2024.  Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Funds’ financial statements.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
VP3-Index-1225

October 31, 2025
Semi-Annual: Full Financials
Victory Core Plus Intermediate Bond Fund
Victory High Income Fund
Victory Income Fund
Victory Short-Term Bond Fund
Victory Ultra Short-Term Bond Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedules of Portfolio Investments (Form N-CSR Item 6)
Victory Core Plus Intermediate Bond Fund
2
Victory High Income Fund
31
Victory Income Fund
44
Victory Short-Term Bond Fund
64
Victory Ultra Short-Term Bond Fund
88
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
100
Statements of Operations
102
Statements of Changes in Net Assets
104
Financial Highlights
108
Notes to Financial Statements (Form N-CSR Item 7) 128

Schedule of Portfolio Investments
October 31, 2025
Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
2
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (18.8%)
ABS Auto (8.9%):
Alloya Auto Receivables Trust .............................................
Series 2025-1A , Class B , 4 .99% , 3/25/30 , Callable 6/25/28 @ 100 (a) .............. $ 961 $ 975
Series 2025-1A , Class C , 5 .19% , 7/25/30 , Callable 6/25/28 @ 100 (a) .............. 1,081 1,094
Series 2025-1A , Class D , 5 .68% , 3/25/33 , Callable 6/25/28 @ 100 (a) .............. 749 758
Ally Bank Auto Credit-Linked Notes .........................................
Series 2024-B , Class D , 5 .41% , 9/15/32 , Callable 1/15/28 @ 100 (a) ............... 1,930 1,940
Series 2025-A , Class C , 4 .84% , 6/15/33 , Callable 7/15/28 @ 100 (a) ............... 2,687 2,694
Series 2025-A , Class D , 4 .99% , 6/15/33 , Callable 7/15/28 @ 100 (a) ............... 2,740 2,744
Series 2025-B , Class C , 4 .70% , 9/15/33 , Callable 6/15/29 @ 100 (a) ............... 4,164 4,164
American Heritage Auto Receivables Trust .....................................
Series 2024-1A , Class B , 5 .32% , 9/16/30 , Callable 9/15/28 @ 100 (a) .............. 1,105 1,134
Series 2024-1A , Class C , 5 .63% , 12/16/30 , Callable 9/15/28 @ 100 (a) ............. 1,351 1,383
Series 2024-1A , Class D , 6 .34% , 1/18/33 , Callable 9/15/28 @ 100 (a) .............. 1,155 1,188
ARI Fleet Lease Trust ....................................................
Series 2024-A , Class C , 5 .38% , 11/15/32 , Callable 9/15/27 @ 100 (a) .............. 751 763
Series 2024-B , Class A3 , 5 .26% , 4/15/33 , Callable 11/15/27 @ 100 (a) ............. 78 80
Series 2024-B , Class B , 5 .39% , 4/15/33 , Callable 11/15/27 @ 100 (a) .............. 748 766
Series 2024-B , Class C , 5 .55% , 4/15/33 , Callable 11/15/27 @ 100 (a) .............. 1,246 1,273
AutoNation Finance Trust .................................................
Series 2025-1A , Class C , 5 .19% , 12/10/30 , Callable 5/10/28 @ 100 (a) ............. 1,524 1,550
Series 2025-1A , Class D , 5 .63% , 9/10/32 , Callable 5/10/28 @ 100 (a) .............. 2,613 2,654
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) ................................ 3,250 3,272
Series 2023-3A , Class C , 7 .05% , 2/22/28 (a) ................................ 8,750 8,946
Series 2023-5A , Class C , 6 .85% , 4/20/28 (a) ................................ 10,272 10,510
Series 2023-6A , Class B , 6 .40% , 12/20/29 (a) ............................... 2,811 2,949
Series 2023-6A , Class C , 7 .03% , 12/20/29 (a) ............................... 3,749 3,951
BofA Auto Trust , Series 2024-1A , Class A3 , 5 .35% , 11/15/28 , Callable 4/15/27 @ 100 (a) ... 17 18
CarMax Auto Owner Trust ................................................
Series 2021-4 , Class D , 1 .48% , 3/15/28 , Callable 1/15/26 @ 100 ................. 2,831 2,819
Series 2022-3 , Class D , 6 .20% , 1/16/29 , Callable 9/15/26 @ 100 ................. 2,716 2,748
Series 2023-2 , Class B , 5 .18% , 11/15/28 , Callable 4/15/27 @ 100 ................ 3,250 3,287
Series 2024-3 , Class D , 5 .67% , 1/15/31 , Callable 4/15/28 @ 100 ................. 1,822 1,851
Carvana Auto Receivables Trust ............................................
Series 2020-P1 , Class C , 1 .32% , 11/9/26 , Callable 12/8/25 @ 100 ................ 296 296
Series 2021-N1 , Class D , 1 .50% , 1/10/28 , Callable 7/10/26 @ 100 ................ 196 193
Series 2021-N2 , Class D , 1 .27% , 3/10/28 , Callable 3/10/27 @ 100 ................ 301 291
Series 2021-N4 , Class D , 2 .30% , 9/11/28 , Callable 11/10/27 @ 100 ............... 145 141
Series 2021-P2 , Class C , 1 .60% , 6/10/27 , Callable 1/10/27 @ 100 ................ 10,000 9,786
Chase Auto Owner Trust ..................................................
Series 2024-1A , Class D , 5 .87% , 6/25/31 , Callable 12/25/27 @ 100 (a) ............. 2,742 2,806
Series 2024-2A , Class D , 6 .15% , 8/25/31 , Callable 12/25/27 @ 100 (a) ............. 2,175 2,244
Series 2024-3A , Class B , 5 .28% , 1/25/30 , Callable 12/25/27 @ 100 (a) ............. 2,776 2,842
Series 2024-3A , Class C , 5 .41% , 2/28/30 , Callable 12/25/27 @ 100 (a) ............. 3,671 3,764
Series 2024-4A , Class C , 5 .46% , 7/25/30 , Callable 2/25/28 @ 100 (a) .............. 2,716 2,788
Series 2024-4A , Class D , 5 .79% , 11/25/31 , Callable 2/25/28 @ 100 (a) ............. 2,535 2,590
Series 2024-5A , Class C , 4 .62% , 8/26/30 , Callable 4/25/28 @ 100 (a) .............. 3,616 3,635
Series 2024-5A , Class D , 4 .97% , 1/26/32 , Callable 4/25/28 @ 100 (a) .............. 1,610 1,607
Series 2025-1A , Class D , 5 .24% , 11/26/32 , Callable 1/25/29 @ 100 (a) ............. 3,170 3,180
Series 2025-2A , Class C , 4 .53% , 4/25/31 , Callable 5/25/29 @ 100 (a) .............. 1,865 1,858
Chesapeake Funding II LLC ...............................................
Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 826 830
Series 2023-1A , Class C , 6 .07% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 936 942
Series 2023-1A , Class D , 6 .69% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 1,404 1,415
Series 2023-2A , Class B , 5 .97% , 10/15/35 , Callable 10/15/26 @ 100 (a) ............ 1,858 1,905
Series 2023-2A , Class C , 6 .15% , 10/15/35 , Callable 10/15/26 @ 100 (a) ............ 2,874 2,952
Series 2024-1A , Class B , 5 .44% , 5/15/36 , Callable 7/15/27 @ 100 (a) .............. 2,545 2,598
Series 2024-1A , Class C , 5 .60% , 5/15/36 , Callable 7/15/27 @ 100 (a) .............. 2,200 2,245
Credit Acceptance Auto Loan Trust ..........................................
Series 2022-3A , Class C , 8 .45% , 2/15/33 , Callable 7/15/26 @ 100 (a) .............. 131 132
Series 2023-1A , Class C , 7 .71% , 7/15/33 , Callable 10/15/26 @ 100 (a) ............. 1,602 1,617

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-2A , Class C , 7 .15% , 9/15/33 , Callable 11/15/26 @ 100 (a) ............. $ 3,840 $ 3,859
Series 2023-3A , Class A , 6 .39% , 8/15/33 , Callable 3/15/27 @ 100 (a) .............. 2,263 2,274
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 3/15/27 @ 100 (a) ............. 2,724 2,760
Series 2023-3A , Class C , 7 .62% , 12/15/33 , Callable 3/15/27 @ 100 (a) ............. 4,691 4,749
Series 2023-5A , Class A , 6 .13% , 12/15/33 , Callable 6/15/27 @ 100 (a) ............. 4,598 4,639
Series 2023-5A , Class C , 7 .30% , 4/17/34 , Callable 6/15/27 @ 100 (a) .............. 5,730 5,789
Series 2024-1A , Class C , 6 .71% , 7/17/34 , Callable 6/15/27 @ 100 (a) .............. 3,207 3,213
Ent Auto Receivables Trust ................................................
Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 4/15/28 @ 100 (a) ............ 1,436 1,469
Series 2023-1A , Class C , 6 .77% , 4/15/30 , Callable 4/15/28 @ 100 (a) .............. 770 802
Enterprise Fleet Financing LLC .............................................
Series 2022-3 , Class A3 , 4 .29% , 7/20/29 , Callable 4/20/26 @ 100 (a) .............. 1,125 1,125
Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 4/20/26 @ 100 (a) ............. 2,750 2,779
Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 2/20/27 @ 100 (a) .............. 4 4
Series 2023-3 , Class A3 , 6 .41% , 6/20/30 , Callable 7/20/27 @ 100 (a) .............. 2,349 2,440
Series 2024-1 , Class A2 , 5 .23% , 3/20/30 , Callable 8/20/27 @ 100 (a) .............. 6 7
Series 2024-2 , Class A4 , 5 .69% , 12/20/30 , Callable 1/20/28 @ 100 (a) ............. 3,291 3,395
FCCU Auto Receivables Trust ..............................................
Series 2024-1A , Class C , 6 .00% , 10/15/30 , Callable 1/15/28 @ 100 (a) ............. 597 614
Series 2025-1A , Class B , 5 .36% , 9/15/31 , Callable 2/15/29 @ 100 (a) .............. 1,374 1,418
Series 2025-1A , Class C , 5 .61% , 12/15/31 , Callable 2/15/29 @ 100 (a) ............. 1,212 1,245
Flagship Credit Auto Trust , Series 2019-4 , Class E , 4 .11% , 3/15/27 , Callable 11/15/25 @
100 (a) ........................................................... 2,089 2,067
Ford Credit Auto Lease Trust , Series 2023-B , Class C , 6 .43% , 4/15/27 , Callable 3/15/26 @ 100 2,584 2,602
Ford Credit Auto Owner Trust ..............................................
Series 2021-1 , Class C , 1 .91% , 10/17/33 , Callable 4/15/26 @ 100 (a) .............. 1,921 1,897
Series 2021-1 , Class D , 2 .31% , 10/17/33 , Callable 4/15/26 @ 100 (a) .............. 1,650 1,629
Series 2021-2 , Class C , 2 .11% , 5/15/34 , Callable 11/15/26 @ 100 (a) .............. 2,250 2,192
Series 2021-2 , Class D , 2 .60% , 5/15/34 , Callable 11/15/26 @ 100 (a) .............. 500 488
Series 2022-1 , Class C , 4 .67% , 11/15/34 , Callable 5/15/27 @ 100 (a) .............. 2,000 2,001
Series 2022-1 , Class D , 5 .16% , 11/15/34 , Callable 5/15/27 @ 100 (a) .............. 2,457 2,457
Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 4,111 4,184
Series 2023-1 , Class C , 5 .58% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 10,250 10,451
Series 2023-1 , Class D , 6 .26% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 10,940 11,153
Series 2023-2 , Class B , 5 .92% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 4,925 5,111
Series 2023-2 , Class C , 6 .16% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 3,710 3,853
Series 2023-2 , Class D , 6 .60% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 1,881 1,934
Foursight Capital Automobile Receivables Trust , Series 2023-1 , Class B , 5 .35% , 3/15/28 ,
Callable 11/15/26 @ 100 (a) ........................................... 3,106 3,107
GECU Auto Receivables Trust , Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 2/15/28 @
100 (a) ........................................................... 1,185 1,230
GLS Auto Receivables Issuer Trust ..........................................
Series 2021-2A , Class E , 2 .87% , 5/15/28 , Callable 1/15/26 @ 100 (a) .............. 2,500 2,450
Series 2023-1A , Class D , 7 .01% , 1/16/29 , Callable 11/15/27 @ 100 (a) ............. 4,738 4,824
GLS Auto Select Receivables Trust ..........................................
Series 2024-1A , Class C , 5 .69% , 3/15/30 , Callable 11/15/28 @ 100 (a) ............. 1,381 1,405
Series 2024-4A , Class C , 4 .75% , 11/15/30 , Callable 9/15/28 @ 100 (a) ............. 2,266 2,262
GM Financial Revolving Receivables Trust , Series 2021-1 , Class C , 1 .67% , 6/12/34 , Callable
9/11/26 @ 100 (a) ................................................... 1,388 1,353
GMF Floorplan Owner Revolving Trust .......................................
Series 2023-1 , Class B , 5 .73% , 6/15/28 (a) ................................. 3,050 3,074
Series 2024-2A , Class B , 5 .35% , 3/15/31 (a) ................................ 2,259 2,321
GreenState Auto Receivables Trust ..........................................
Series 2024-1A , Class C , 5 .77% , 2/15/30 , Callable 3/15/28 @ 100 (a) .............. 982 1,005
Series 2024-1A , Class D , 6 .50% , 6/15/32 , Callable 3/15/28 @ 100 (a) .............. 940 969
GTE Auto Receivables Trust ...............................................
Series 2023-1 , Class B , 5 .39% , 8/15/29 , Callable 3/15/27 @ 100 (a) ............... 3,276 3,315
Series 2023-1 , Class C , 5 .88% , 11/15/29 , Callable 3/15/27 @ 100 (a) .............. 2,457 2,496
Hertz Vehicle Financing III LLC ............................................
Series 2023-1A , Class C , 6 .91% , 6/25/27 (a) ................................ 3,739 3,760
Series 2023-2A , Class B , 6 .49% , 9/25/29 (a) ................................ 3,038 3,162
Series 2023-2A , Class C , 7 .13% , 9/25/29 (a) ................................ 1,075 1,105
Series 2023-3A , Class A , 5 .94% , 2/25/28 (a) ................................ 2,875 2,918

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-3A , Class B , 6 .53% , 2/25/28 (a) ................................ $ 1,112 $ 1,132
Hertz Vehicle Financing III LP , Series 2021-2A , Class C , 2 .52% , 12/27/27 (a) ............ 1,833 1,777
Hertz Vehicle Financing LLC ..............................................
Series 2022-2A , Class A , 2 .33% , 6/26/28 , Callable 6/25/27 @ 100 (a) .............. 3,750 3,645
Series 2022-2A , Class B , 2 .65% , 6/26/28 , Callable 6/25/27 @ 100 (a) .............. 2,480 2,404
Series 2022-2A , Class C , 2 .95% , 6/26/28 , Callable 6/25/27 @ 100 (a) .............. 3,500 3,357
Huntington Bank Auto Credit-Linked Notes ....................................
Series 2024-1 , Class B1 , 6 .15% , 5/20/32 , Callable 10/20/27 @ 100 (a) ............. 1,315 1,334
Series 2024-2 , Class B1 , 5 .44% , 10/20/32 , Callable 6/20/28 @ 100 (a) ............. 4,341 4,383
Series 2025-2 , Class B2 , 5 .38% ( SOFR30A + 120 bps ) , 9/20/33 , Callable 12/20/29 @
100 (a) (b) ......................................................... 1,553 1,554
Hyundai Auto Receivables Trust , Series 2024-C , Class B , 4 .67% , 1/15/31 , Callable 10/15/28 @
100 ............................................................. 1,265 1,276
LAD Auto Receivables Trust ...............................................
Series 2023-1A , Class B , 5 .59% , 8/16/27 , Callable 4/15/27 @ 100 (a) .............. 2,214 2,215
Series 2023-1A , Class C , 6 .18% , 12/15/27 , Callable 4/15/27 @ 100 (a) ............. 4,600 4,623
Series 2023-1A , Class D , 7 .30% , 6/17/30 , Callable 4/15/27 @ 100 (a) .............. 2,037 2,075
Series 2023-2A , Class B , 5 .45% , 4/15/28 , Callable 5/15/27 @ 100 (a) .............. 4,531 4,544
Series 2023-2A , Class C , 5 .58% , 9/15/28 , Callable 5/15/27 @ 100 (a) .............. 7,300 7,346
Series 2023-2A , Class D , 6 .30% , 2/15/31 , Callable 5/15/27 @ 100 (a) .............. 1,698 1,728
Series 2023-3A , Class B , 6 .09% , 6/15/28 , Callable 7/15/27 @ 100 (a) .............. 4,094 4,130
Series 2023-3A , Class D , 6 .92% , 12/16/30 , Callable 7/15/27 @ 100 (a) ............. 3,794 3,900
Series 2023-4A , Class B , 6 .39% , 10/16/28 , Callable 10/15/27 @ 100 (a) ............ 2,818 2,865
Series 2023-4A , Class C , 6 .76% , 3/15/29 , Callable 10/15/27 @ 100 (a) ............. 3,288 3,376
Series 2023-4A , Class D , 7 .37% , 4/15/31 , Callable 10/15/27 @ 100 (a) ............. 4,696 4,891
Series 2024-1A , Class C , 5 .64% , 6/15/29 , Callable 9/15/27 @ 100 (a) .............. 2,888 2,926
Series 2024-2A , Class B , 5 .50% , 7/16/29 , Callable 12/15/27 @ 100 (a) ............. 2,716 2,758
Series 2024-2A , Class C , 5 .66% , 10/15/29 , Callable 12/15/27 @ 100 (a) ............ 2,716 2,761
Series 2024-2A , Class D , 6 .37% , 10/15/31 , Callable 12/15/27 @ 100 (a) ............ 2,218 2,286
Series 2024-3A , Class D , 5 .18% , 2/17/32 , Callable 6/15/28 @ 100 (a) .............. 2,556 2,554
Series 2025-2A , Class C , 4 .70% , 8/16/32 , Callable 2/15/29 @ 100 (a) .............. 2,406 2,374
Merchants Fleet Funding LLC ..............................................
Series 2024-1A , Class A , 5 .82% , 4/20/37 , Callable 3/20/27 @ 100 (a) .............. 2,895 2,914
Series 2024-1A , Class B , 5 .95% , 4/20/37 , Callable 3/20/27 @ 100 (a) .............. 5,014 5,080
Series 2024-1A , Class C , 6 .18% , 4/20/37 , Callable 3/20/27 @ 100 (a) .............. 7,372 7,515
Series 2024-1A , Class D , 6 .85% , 4/20/37 , Callable 3/20/27 @ 100 (a) .............. 1,358 1,395
Navistar Financial Dealer Note Master Owner Trust ..............................
Series 2024-1 , Class B , 5 .79% , 4/25/29 (a) ................................. 708 712
Series 2024-1 , Class C , 6 .13% , 4/25/29 (a) ................................. 1,149 1,156
OCCU Auto Receivables Trust .............................................
Series 2023-1A , Class A4 , 6 .29% , 9/17/29 , Callable 1/15/28 @ 100 (a) ............. 3,145 3,217
Series 2023-1A , Class D , 7 .88% , 12/15/31 , Callable 1/15/28 @ 100 (a) ............. 5,171 5,462
Series 2025-1A , Class B , 4 .94% , 4/15/31 , Callable 5/15/29 @ 100 (a) .............. 2,907 2,954
Series 2025-1A , Class C , 5 .20% , 10/15/31 , Callable 5/15/29 @ 100 (a) ............. 2,969 3,006
Oscar US Funding XII LLC , Series 2021-1A , Class A4 , 1 .00% , 4/10/28 , Callable 11/10/25 @
100 (a) ........................................................... 83 82
Oscar US Funding XIV LLC , Series 2022-1A , Class A4 , 2 .82% , 4/10/29 , Callable 3/10/26 @
100 (a) ........................................................... 1,202 1,191
Oscar US Funding XVII LLC , Series 2024-2A , Class A3 , 4 .47% , 3/12/29 , Callable 11/10/28 @
100 (a) ........................................................... 3,162 3,171
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A , Class A4 , 4 .18% , 12/15/28 , Callable 3/15/26 @ 100 (a) ............. 406 406
Series 2022-A , Class D , 5 .85% , 6/17/30 , Callable 3/15/26 @ 100 (a) ............... 1,382 1,388
Prestige Auto Receivables Trust , Series 2021-1A , Class C , 1 .53% , 2/15/28 , Callable 8/15/26 @
100 (a) ........................................................... 31 31
Santander Bank Auto Credit-Linked Notes .....................................
Series 2023-A , Class C , 6 .74% , 6/15/33 , Callable 6/15/27 @ 100 (a) ............... 112 112
Series 2023-A , Class D , 7 .08% , 6/15/33 , Callable 6/15/27 @ 100 (a) ............... 114 114
Series 2023-B , Class B , 5 .64% , 12/15/33 , Callable 12/15/27 @ 100 (a) ............. 1,626 1,643
Series 2023-B , Class C , 5 .93% , 12/15/33 , Callable 12/15/27 @ 100 (a) ............. 687 694
Series 2023-B , Class D , 6 .66% , 12/15/33 , Callable 12/15/27 @ 100 (a) ............. 3,197 3,243
Series 2024-B , Class B , 4 .97% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 4,133 4,158
Series 2024-B , Class C , 5 .14% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 4,263 4,285

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-B , Class D , 5 .48% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... $ 4,915 $ 4,945
Series 2024-B , Class E , 6 .80% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 2,937 2,946
Santander Consumer Auto Receivables Trust , Series 2021-AA , Class E , 3 .28% , 3/15/27 ,
Callable 11/15/25 @ 100 (a) ........................................... 940 939
SBNA Auto Lease Trust , Series 2024-B , Class A4 , 5 .55% , 12/20/28 , Callable 5/20/27 @ 100 (a) 76 77
SBNA Auto Receivables Trust ..............................................
Series 2024-A , Class B , 5 .29% , 9/17/29 , Callable 5/15/28 @ 100 (a) ............... 2,749 2,777
Series 2025-SF1 , Class D , 5 .34% , 9/15/31 , Callable 3/15/29 @ 100 (a) ............. 1,718 1,734
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class B , 6 .08% , 11/15/29 , Callable 8/15/27 @ 100 (a) ............. 1,199 1,237
Series 2023-1A , Class C , 6 .61% , 3/15/30 , Callable 8/15/27 @ 100 (a) .............. 6,570 6,815
Series 2023-1A , Class D , 7 .34% , 11/17/31 , Callable 8/15/27 @ 100 (a) ............. 3,459 3,614
Series 2024-1A , Class C , 5 .62% , 12/16/30 , Callable 4/15/28 @ 100 (a) ............. 2,716 2,775
Series 2025-1A , Class C , 5 .08% , 2/17/32 , Callable 6/15/29 @ 100 (a) .............. 2,681 2,704
Securitized Term Auto Receivables Trust ......................................
Series 2025-A , Class B , 5 .04% , 7/25/31 , Callable 1/25/28 @ 100 (a) ............... 965 972
Series 2025-A , Class C , 5 .19% , 7/25/31 , Callable 1/25/28 @ 100 (a) ............... 1,141 1,150
Series 2025-B , Class D , 5 .46% , 12/29/32 , Callable 7/25/28 @ 100 (a) .............. 1,756 1,777
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A , Class C , 5 .97% , 2/20/31 , Callable 8/20/27 @ 100 (a) .............. 2,541 2,602
Series 2024-1A , Class C , 5 .51% , 1/20/32 , Callable 1/20/28 @ 100 (a) .............. 1,841 1,877
Tesla Auto Lease Trust ...................................................
Series 2023-A , Class B , 6 .41% , 7/20/27 , Callable 11/20/25 @ 100 (a) .............. 2,637 2,637
Series 2023-B , Class A4 , 6 .22% , 3/22/27 , Callable 11/20/25 @ 100 (a) ............. 1,362 1,363
Tesla Electric Vehicle Trust , Series 2023-1 , Class B , 5 .82% , 5/20/31 , Callable 4/20/27 @
100 (a) ........................................................... 2,900 2,962
Tesla Lease Electric Vehicle Securitization LLC , Series 2025-A , Class C , 5 .09% , 6/20/29 ,
Callable 1/20/28 @ 100 (a) ............................................ 854 855
Truist Bank Auto Credit-Linked Notes , Series 2025-1 , Class B , 4 .73% , 9/26/33 , Callable
11/25/28 @ 100 (a) .................................................. 3,167 3,170
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 10/25/26 @ 100 (a) ....... 1,454 1,470
United Auto Credit Securitization Trust , Series 2024-1 , Class B , 6 .57% , 6/10/27 (a) ........ 92 92
USB Auto Owner Trust ...................................................
Series 2025-1A , Class C , 4 .96% , 3/17/31 , Callable 11/15/27 @ 100 (a) ............. 1,857 1,876
Series 2025-1A , Class D , 5 .40% , 12/15/32 , Callable 11/15/27 @ 100 (a) ............ 729 735
Veridian Auto Receivables Trust ............................................
Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 8/15/27 @ 100 (a) .............. 2,509 2,566
Series 2023-1A , Class C , 6 .37% , 7/16/29 , Callable 8/15/27 @ 100 (a) .............. 3,280 3,380
Western Funding Auto Loan Trust , Series 2025-1 , Class C , 5 .34% , 11/15/35 (a) ........... 2,391 2,305
Westlake Automobile Receivables Trust , Series 2023-P1 , Class C , 6 .44% , 6/15/27 , Callable
8/15/26 @ 100 (a) ................................................... 1,200 1,208
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ................................ 926 932
Series 2023-2A , Class B , 6 .75% , 8/18/38 (a) ................................ 2,819 2,895
Series 2023-2A , Class C , 6 .94% , 8/18/38 (a) ................................ 3,036 3,124
Series 2023-2A , Class D , 7 .38% , 8/18/38 (a) ................................ 3,425 3,539
Series 2024-1A , Class C , 5 .69% , 2/18/39 (a) ................................ 4,009 4,079
Series 2024-2A , Class A1 , 4 .87% , 6/21/39 (a) ............................... 3,747 3,775
Series 2024-2A , Class C , 4 .89% , 6/21/39 (a) ................................ 4,524 4,556
Series 2024-3A , Class B , 5 .07% , 9/19/39 (a) ................................ 3,366 3,408
Series 2024-3A , Class C , 5 .21% , 9/19/39 (a) ................................ 3,655 3,693
Series 2025-2A , Class C , 4 .86% , 5/18/40 (a) ................................ 2,370 2,369
481,597
ABS Card (1.3%):
American Express Credit Account Master Trust , Series 2024-2 , Class A , 5 .24% , 4/15/31 .... 107 112
BA Credit Card Trust , Series 2024-A1 , Class A , 4 .93% , 5/15/29 ...................... 18 18
CARDS II Trust ........................................................
Series 2024-1A , Class C , 5 .84% , 7/15/29 (a) ................................ 2,282 2,295
Series 2025-1A , Class C , 5 .42% , 3/15/31 (a) ................................ 3,650 3,695
Evergreen Credit Card Trust ...............................................
Series 2024-CRT4 , Class B , 5 .25% , 10/15/28 (a) ............................. 5,295 5,337
Series 2024-CRT4 , Class C , 5 .64% , 10/15/28 (a) ............................. 3,029 3,048
Series 2025-1A , Class C , 4 .54% , 10/15/29 , Callable 10/15/27 @ 100 (a) ............ 2,295 2,292

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-CRT5 , Class B , 5 .24% , 5/15/29 (a) .............................. $ 6,394 $ 6,467
Series 2025-CRT5 , Class C , 5 .53% , 5/15/29 (a) .............................. 1,992 2,010
Golden Credit Card Trust .................................................
Series 2021-1A , Class B , 1 .44% , 8/15/28 (a) ................................ 4,500 4,399
Series 2021-1A , Class C , 1 .74% , 8/15/28 (a) ................................ 2,233 2,178
Master Credit Card Trust , Series 2022-2A , Class C , 2 .73% , 7/21/28 (a) ................. 1,719 1,674
Master Credit Card Trust II ................................................
Series 2023-1A , Class C , 5 .87% , 6/21/27 (a) ................................ 2,575 2,578
Series 2023-4A , Class B , 6 .56% , 10/21/32 (a) ............................... 1,646 1,731
Series 2023-4A , Class C , 7 .53% , 10/21/32 (a) ............................... 4,190 4,404
Series 2024-1A , Class B , 5 .53% , 1/21/28 (a) ................................ 2,838 2,844
Series 2024-1A , Class C , 6 .02% , 1/21/28 (a) ................................ 2,515 2,520
Synchrony Card Issuance Trust , Series 2025-A1 , Class A , 4 .78% , 2/15/31 .............. 27 28
Trillium Credit Card Trust II ...............................................
Series 2021-1A , Class C , 2 .42% , 10/26/29 (a) ............................... 10,200 9,953
Series 2023-1A , Class C , 6 .06% , 3/26/31 (a) ................................ 1,053 1,081
Series 2023-2A , Class B , 5 .35% , 3/26/33 (a) ................................ 2,900 2,973
Series 2023-2A , Class C , 6 .32% , 3/26/33 (a) ................................ 2,702 2,847
Series 2024-1A , Class B , 5 .50% , 12/26/28 (a) ............................... 2,995 2,999
Series 2024-1A , Class C , 5 .99% , 12/26/28 (a) ............................... 1,677 1,679
Series 2025-1A , Class C , 4 .70% , 9/26/30 (a) ................................ 2,264 2,262
71,424
ABS Other (8.5%):
Aligned Data Centers Issuer LLC ...........................................
Series 2021-1A , Class A2 , 1 .94% , 8/15/46 , Callable 11/15/25 @ 100 (a) ............ 3,000 2,930
Series 2021-1A , Class B , 2 .48% , 8/15/46 , Callable 11/15/25 @ 100 (a) ............. 1,500 1,464
AMSR Trust ..........................................................
Series 2021-SFR1 , Class C , 2 .35% , 6/17/38 (a) (c) ............................ 1,800 1,693
Series 2021-SFR1 , Class D , 2 .60% , 6/17/38 (a) (c) ............................ 1,500 1,404
Amur Equipment Finance Receivables X LLC , Series 2022-1A , Class B , 2 .20% , 1/20/28 ,
Callable 11/20/25 @ 100 (a) ........................................... 102 101
Amur Equipment Finance Receivables XI LLC , Series 2022-2A , Class A2 , 5 .30% , 6/21/28 ,
Callable 6/20/26 @ 100 (a) ............................................ 492 493
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A , Class C , 6 .36% , 12/20/29 , Callable 6/20/27 @ 100 (a) ............. 1,998 2,049
Series 2023-1A , Class D , 7 .48% , 7/22/30 , Callable 6/20/27 @ 100 (a) .............. 563 586
Amur Equipment Finance Receivables XIII LLC ................................
Series 2024-1A , Class B , 5 .37% , 1/21/31 , Callable 1/20/28 @ 100 (a) .............. 1,638 1,660
Series 2024-1A , Class C , 5 .55% , 1/21/31 , Callable 1/20/28 @ 100 (a) .............. 2,616 2,662
Amur Equipment Finance Receivables XIV LLC , Series 2024-2A , Class C , 5 .38% , 7/21/31 ,
Callable 8/20/28 @ 100 (a) ............................................ 4,527 4,607
Amur Equipment Finance Receivables XV LLC , Series 2025-1A , Class C , 5 .39% , 1/20/32 ,
Callable 5/20/29 @ 100 (a) ............................................ 2,636 2,686
Auxilior Term Funding LLC ...............................................
Series 2023-1A , Class B , 6 .05% , 6/17/30 , Callable 1/15/28 @ 100 (a) .............. 1,890 1,932
Series 2023-1A , Class C , 6 .50% , 11/15/30 , Callable 1/15/28 @ 100 (a) ............. 1,337 1,384
Series 2023-1A , Class D , 7 .27% , 12/16/30 , Callable 1/15/28 @ 100 (a) ............. 1,018 1,066
Series 2024-1A , Class B , 5 .69% , 7/15/31 , Callable 3/15/29 @ 100 (a) .............. 1,666 1,715
Barings Equipment Finance LLC ............................................
Series 2025-A , Class A4 , 5 .02% , 6/13/50 , Callable 3/13/31 @ 100 (a) .............. 3,969 4,104
Series 2025-B , Class A4 , 4 .29% , 9/13/50 , Callable 9/13/30 @ 100 (a) .............. 2,286 2,277
Blue Owl Asset Leasing Trust ..............................................
Series 2024-1A , Class B , 5 .41% , 3/15/30 , Callable 7/15/27 @ 100 (a) .............. 1,615 1,619
Series 2024-1A , Class C , 6 .38% , 1/15/31 , Callable 7/15/27 @ 100 (a) .............. 836 848
Capital Automotive REIT , Series 2024-3A , Class A1 , 4 .40% , 10/15/54 , Callable 10/15/27 @
100 (a) ........................................................... 3,241 3,166
CARS-DB5 LP , Series 2021-1A , Class A2 , 2 .28% , 8/15/51 , Callable 8/15/28 @ 100 (a) ..... 2,076 1,786
CARS-DB7 LP , Series 2023-1A , Class A1 , 5 .75% , 9/15/53 , Callable 9/15/26 @ 100 (a) ..... 3,082 3,103
CCG Receivables Trust ...................................................
Series 2023-1 , Class C , 6 .28% , 9/16/30 , Callable 8/14/26 @ 100 (a) ............... 2,493 2,528
Series 2023-2 , Class D , 7 .18% , 4/14/32 , Callable 5/14/27 @ 100 (a) ............... 1,424 1,481
Series 2025-1 , Class C , 4 .89% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............. 1,212 1,220
Series 2025-1 , Class D , 5 .28% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............. 450 454

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-2 , Class D , 5 .08% , 8/15/34 , Callable 5/14/29 @ 100 (a) ............... $ 2,172 $ 2,172
CF Hippolyta Issuer LLC .................................................
Series 2020-1 , Class A1 , 1 .69% , 7/15/60 (a) ................................ 611 522
Series 2021-1A , Class B1 , 1 .98% , 3/15/61 , Callable 11/15/25 @ 100 (a) ............ 1,885 1,454
Clarus Capital Funding LLC , Series 2024-1A , Class C , 5 .01% , 8/20/32 , Callable 2/20/28 @
100 (a) ........................................................... 925 922
Cloud Capital Holdco LP , Series 2024-1A , Class A2 , 5 .78% , 11/22/49 , Callable 11/22/27 @
100 (a) ........................................................... 6,182 6,250
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC , Series 2025-1A , Class
A2 , 6 .00% , 5/20/55 , Callable 5/20/28 @ 100 (a) ............................. 935 955
CP EF Asset Securitization II LLC , Series 2023-1A , Class A , 7 .48% , 3/15/32 , Callable 6/15/27
@ 100 (a) ......................................................... 248 250
Crossroads Asset Trust , Series 2025-A , Class B , 5 .20% , 2/20/32 , Callable 1/20/29 @ 100 (a) . 613 622
CyrusOne Data Centers Issuer I LLC .........................................
Series 2024-2A , Class A2 , 4 .50% , 5/20/49 , Callable 5/20/27 @ 100 (a) ............. 4,218 4,155
Series 2025-1A , Class A2 , 5 .91% , 2/20/50 , Callable 2/20/28 @ 100 (a) ............. 3,893 4,010
DB Master Finance LLC , Series 2021-1A , Class A2II , 2 .49% , 11/20/51 , Callable 11/20/25 @
100 (a) ........................................................... 7,490 7,041
Dell Equipment Finance Trust ..............................................
Series 2023-1 , Class D , 6 .80% , 3/22/29 , Callable 11/22/25 @ 100 (a) .............. 2,125 2,127
Series 2023-2 , Class C , 6 .06% , 1/22/29 , Callable 3/22/26 @ 100 (a) ............... 1,975 1,983
Series 2023-2 , Class D , 6 .74% , 7/23/29 , Callable 3/22/26 @ 100 (a) ............... 3,569 3,590
Series 2023-3 , Class D , 6 .75% , 10/22/29 , Callable 5/22/26 @ 100 (a) .............. 1,164 1,177
Series 2024-1 , Class C , 5 .73% , 3/22/30 , Callable 12/22/26 @ 100 (a) .............. 1,237 1,252
Series 2024-1 , Class D , 6 .12% , 9/23/30 , Callable 12/22/26 @ 100 (a) .............. 1,250 1,270
Series 2025-1 , Class D , 5 .64% , 8/22/31 , Callable 12/22/27 @ 100 (a) .............. 925 942
Series 2025-2 , Class D , 4 .83% , 3/22/32 , Callable 6/22/28 @ 100 (a) ............... 3,873 3,870
Dext ABS LLC ........................................................
Series 2023-1 , Class B , 6 .55% , 3/15/32 , Callable 4/15/27 @ 100 (a) ............... 8,330 8,473
Series 2023-2 , Class C , 6 .93% , 5/15/34 , Callable 1/15/28 @ 100 (a) ............... 3,476 3,574
Series 2023-2 , Class D , 8 .30% , 5/15/34 , Callable 1/15/28 @ 100 (a) ............... 1,566 1,663
Diamond Infrastructure Funding LLC ........................................
Series 2021-1A , Class B , 2 .36% , 4/15/49 , Callable 11/20/25 @ 100 (a) ............. 6,000 5,806
Series 2021-1A , Class C , 3 .48% , 4/15/49 , Callable 11/20/25 @ 100 (a) ............. 3,000 2,891
Diamond Issuer LLC , Series 2021-1A , Class B , 2 .70% , 11/20/51 , Callable 11/20/25 @ 100 (a) 4,418 4,176
DLLAA LLC , Series 2025-1A , Class A4 , 5 .08% , 4/20/33 , Callable 6/20/29 @ 100 (a) ...... 203 209
DLLAD LLC , Series 2024-1A , Class A4 , 5 .38% , 9/22/31 , Callable 3/20/29 @ 100 (a) ...... 36 37
DLLMT LLC , Series 2024-1A , Class A3 , 4 .84% , 8/21/28 , Callable 5/20/28 @ 100 (a) ...... 15 15
FirstKey Homes Trust ....................................................
Series 2021-SFR2 , Class C , 1 .71% , 9/17/38 (a) (c) ............................ 6,512 6,329
Series 2021-SFR2 , Class D , 2 .06% , 9/17/38 (a) (c) ............................ 4,500 4,370
Series 2021-SFR3 , Class A , 2 .14% , 12/17/38 (a) (c) ........................... 2,368 2,311
Ford Credit Floorplan Master Owner Trust A ...................................
Series 2023-1 , Class B , 5 .31% , 5/15/28 (a) ................................. 3,430 3,446
Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) ................................. 3,886 3,908
Series 2024-2 , Class B , 5 .56% , 4/15/31 (a) ................................. 3,174 3,288
Series 2024-4 , Class B , 4 .61% , 9/15/31 (a) ................................. 6,005 6,095
Frontier Issuer LLC .....................................................
Series 2023-1 , Class A2 , 6 .60% , 8/20/53 , Callable 7/20/26 @ 100 (a) .............. 9,439 9,544
Series 2023-1 , Class B , 8 .30% , 8/20/53 , Callable 7/20/26 @ 100 (a) ............... 6,585 6,711
Series 2023-1 , Class C , 11 .50% , 8/20/53 , Callable 7/20/26 @ 100 (a) .............. 22,560 23,415
Series 2024-1 , Class A2 , 6 .19% , 6/20/54 , Callable 5/20/28 @ 100 (a) .............. 2,716 2,794
Series 2024-1 , Class C , 11 .16% , 6/20/54 , Callable 5/20/28 @ 100 (a) .............. 16,618 18,267
FRTKL , Series 2021-SFR1 , Class D , 2 .17% , 9/17/38 (a) (c) ......................... 1,500 1,459
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A , Class B , 6 .62% , 4/20/33 , Callable 2/20/30 @ 100 (a) .............. 1,538 1,597
Series 2023-1A , Class C , 6 .97% , 8/22/33 , Callable 2/20/30 @ 100 (a) .............. 1,411 1,478
Series 2023-1A , Class E , 7 .00% , 6/20/35 , Callable 2/20/30 @ 100 (a) .............. 1,176 1,160
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2024-1 , Class C , 5 .43% , 12/15/31 , Callable 2/15/28 @ 100 (a) .............. 910 927
Series 2025-1 , Class C , 5 .01% , 1/18/33 , Callable 5/15/29 @ 100 (a) ............... 3,430 3,464
HPEFS Equipment Trust ..................................................
Series 2022-3A , Class C , 6 .13% , 8/20/29 , Callable 4/20/26 @ 100 (a) .............. 54 54

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-2A , Class D , 6 .97% , 7/21/31 , Callable 12/20/26 @ 100 (a) ............. $ 2,350 $ 2,380
Series 2024-1A , Class D , 5 .82% , 11/20/31 , Callable 8/20/27 @ 100 (a) ............. 2,259 2,284
Series 2024-2A , Class B , 5 .35% , 10/20/31 , Callable 11/20/27 @ 100 (a) ............ 3,621 3,658
Series 2024-2A , Class D , 5 .82% , 4/20/32 , Callable 11/20/27 @ 100 (a) ............. 1,940 1,977
Series 2025-1A , Class C , 4 .79% , 9/20/32 , Callable 4/20/29 @ 100 (a) .............. 1,978 1,990
Series 2025-1A , Class D , 4 .99% , 3/21/33 , Callable 4/20/29 @ 100 (a) .............. 4,770 4,812
Series 2025-2A , Class D , 4 .77% , 5/20/33 , Callable 6/20/29 @ 100 (a) .............. 2,430 2,424
Kubota Credit Owner Trust ................................................
Series 2022-1A , Class A3 , 2 .67% , 10/15/26 , Callable 1/15/26 @ 100 (a) ............ 85 85
Series 2024-2A , Class A4 , 5 .19% , 5/15/30 , Callable 4/15/28 @ 100 (a) ............. 5 5
Series 2025-1A , Class A4 , 4 .87% , 7/15/30 , Callable 2/15/29 @ 100 (a) ............. 63 64
Lyra Music Assets Delaware LP , Series 2025-1A , Class A2 , 5 .60% , 9/20/65 , Callable 12/20/27
@ 100 (a) ......................................................... 5,000 5,034
M&T Equipment LEAF1 Notes .............................................
Series 2023-1A , Class A3 , 5 .74% , 7/15/30 , Callable 7/15/27 @ 100 (a) ............. 1,230 1,236
Series 2025-1A , Class A4 , 4 .91% , 3/16/32 , Callable 4/16/29 @ 100 (a) ............. 1,804 1,831
MMAF Equipment Finance LLC ............................................
Series 2021-A , Class A4 , 1 .04% , 11/13/30 (a) ............................... 3,682 3,642
Series 2023-A , Class A4 , 5 .50% , 12/13/38 (a) ............................... 48 49
Series 2024-A , Class A4 , 5 .10% , 7/13/49 , Callable 12/13/29 @ 100 (a) ............. 73 75
MMP Capital LLC , Series 2025-A , Class A , 5 .36% , 12/15/31 , Callable 3/15/29 @ 100 (a) ... 2,300 2,316
MVW LLC , Series 2021-1WA , Class B , 1 .44% , 1/22/41 , Callable 11/20/26 @ 100 (a) ...... 237 226
Navistar Financial Dealer Note Master Owner Trust , Series 2025-1 , Class C , 4 .72% , 9/25/30 (a) 1,147 1,138
New Economy Assets - Phase 1 Sponsor LLC ...................................
Series 2021-1 , Class A1 , 1 .91% , 10/20/61 , Callable 11/20/25 @ 100 (a) ............ 6,097 5,144
Series 2021-1 , Class B1 , 2 .41% , 10/20/61 , Callable 11/20/25 @ 100 (a) ............ 1,832 1,174
NMEF Funding LLC ....................................................
Series 2023-A , Class B , 6 .83% , 6/17/30 , Callable 7/15/27 @ 100 (a) ............... 1,043 1,058
Series 2023-A , Class C , 8 .04% , 6/17/30 , Callable 7/15/27 @ 100 (a) ............... 3,049 3,165
Series 2024-A , Class A2 , 5 .15% , 12/15/31 , Callable 1/15/28 @ 100 (a) ............. 2,763 2,777
Series 2024-A , Class B , 5 .32% , 12/15/31 , Callable 1/15/28 @ 100 (a) .............. 3,217 3,225
Series 2025-A , Class B , 5 .18% , 7/15/32 , Callable 9/15/28 @ 100 (a) ............... 2,860 2,899
Series 2025-A , Class C , 5 .79% , 7/15/32 , Callable 9/15/28 @ 100 (a) ............... 4,003 4,047
NP SPE II LLC , Series 2017-1A , Class A2 , 4 .22% , 10/21/47 (a) ...................... 5,875 5,451
NP SPE X LP ..........................................................
Series 2019-2A , Class A2 , 3 .10% , 11/19/49 (a) .............................. 1,730 1,633
Series 2019-2A , Class C1 , 6 .44% , 11/19/49 (a) .............................. 2,035 1,966
OneMain Financial Issuance Trust , Series 2022-3A , Class B , 6 .45% , 5/15/34 , Callable 11/14/25
@ 100 (a) ......................................................... 3,596 3,652
PEAC Solutions Receivables LLC ...........................................
Series 2025-1A , Class A3 , 5 .04% , 7/20/32 , Callable 8/20/28 @ 100 (a) ............. 3,629 3,685
Series 2025-1A , Class B , 5 .20% , 7/20/32 , Callable 8/20/28 @ 100 (a) .............. 3,315 3,363
Series 2025-1A , Class C , 5 .49% , 7/20/32 , Callable 8/20/28 @ 100 (a) .............. 2,601 2,656
Post Road Equipment Finance LLC ..........................................
Series 2024-1A , Class C , 5 .81% , 10/15/30 , Callable 4/15/27 @ 100 (a) ............. 1,139 1,154
Series 2024-1A , Class D , 6 .77% , 10/15/30 , Callable 4/15/27 @ 100 (a) ............. 461 472
Series 2025-1A , Class B , 5 .04% , 5/15/31 , Callable 8/15/28 @ 100 (a) .............. 948 956
Series 2025-1A , Class C , 5 .13% , 5/15/31 , Callable 8/15/28 @ 100 (a) .............. 2,254 2,277
Progress Residential Trust .................................................
Series 2021-SFR3 , Class D , 2 .29% , 5/17/26 (a) (c) ............................ 2,000 1,980
Series 2021-SFR5 , Class D , 2 .11% , 7/17/38 (a) (c) ............................ 2,000 1,967
Series 2021-SFR6 , Class D , 2 .23% , 7/17/38 , Callable 7/17/26 @ 100 (a) (c) .......... 3,000 2,953
Series 2021-SFR7 , Class B , 1 .94% , 8/17/40 (a) (c) ............................ 3,250 3,028
Retained Vantage Data Centers Issuer LLC .....................................
Series 2024-1A , Class A2 , 4 .99% , 9/15/49 , Callable 9/15/27 @ 100 (a) ............. 5,195 5,191
Series 2024-1A , Class B , 5 .78% , 9/15/49 , Callable 9/15/27 @ 100 (a) .............. 1,400 1,411
SCF Equipment Leasing LLC ..............................................
Series 2022-2A , Class D , 6 .50% , 10/20/32 , Callable 7/20/26 @ 100 (a) ............. 712 714
Series 2023-1A , Class A3 , 6 .17% , 5/20/32 , Callable 2/20/30 @ 100 (a) ............. 1,385 1,395
SCF Equipment Trust LLC ................................................
Series 2025-1A , Class B , 5 .23% , 9/20/34 , Callable 9/20/31 @ 100 (a) .............. 5,955 6,037
Series 2025-1A , Class C , 5 .37% , 9/20/34 , Callable 9/20/31 @ 100 (a) .............. 4,440 4,545
Series 2025-1A , Class D , 5 .88% , 11/20/35 , Callable 9/20/31 @ 100 (a) ............. 3,001 3,074

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Sotheby's Artfi Master Trust ...............................................
Series 2024-1A , Class A1 , 6 .43% , 12/22/31 , Callable 12/20/25 @ 100 (a) ........... $ 4,847 $ 4,873
Series 2024-1A , Class D , 7 .91% , 12/22/31 , Callable 12/20/25 @ 100 (a) ............ 1,706 1,711
Stack Infrastructure Issuer LLC , Series 2023-1A , Class A2 , 5 .90% , 3/25/48 , Callable 3/25/26
@ 100 (a) ......................................................... 764 771
Subway Funding LLC , Series 2024-1A , Class A2II , 6 .27% , 7/30/54 , Callable 7/30/28 @ 100 (a) 11,928 12,179
Switch ABS Issuer LLC , Series 2025-1A , Class A2 , 5 .04% , 3/25/55 , Callable 3/25/28 @
100 (a) ........................................................... 4,281 4,251
Tricon Residential Trust ..................................................
Series 2022-SFR2 , Class B , 5 .24% , 7/17/40 , Callable 7/17/28 @ 100 (a) (c) .......... 1,800 1,811
Series 2024-SFR4 , Class A , 4 .30% , 11/17/41 , Callable 11/17/29 @ 100 (a) (c) ........ 2,296 2,274
Trinity Rail Leasing LLC .................................................
Series 2019-1A , Class A , 3 .82% , 4/17/49 (a) ................................ 2,879 2,863
Series 2021-1A , Class A , 2 .26% , 7/19/51 , Callable 11/19/25 @ 100 (a) ............. 826 774
Series 2022-1A , Class A , 4 .55% , 5/19/52 , Callable 11/21/25 @ 100 (a) ............. 2,226 2,195
Uniti Fiber ABS Issuer LLC ...............................................
Series 2025-1A , Class A2 , 5 .88% , 4/20/55 , Callable 10/20/28 @ 100 (a) ............ 4,134 4,216
Series 2025-1A , Class B , 6 .37% , 4/20/55 , Callable 10/20/28 @ 100 (a) ............. 1,642 1,686
Vantage Data Centers LLC ................................................
Series 2020-2A , Class A2 , 1 .99% , 9/15/45 , Callable 11/15/25 @ 100 (a) ............ 9,000 8,543
Series 2025-1A , Class A2 , 5 .13% , 8/15/55 , Callable 8/15/28 @ 100 (a) ............. 2,389 2,397
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A , Class C2II , 3 .71% , 2/15/57 , Callable 2/15/30 @ 100 (a) ............ 4,500 4,150
Series 2022-1A , Class D , 4 .29% , 2/15/52 , Callable 2/15/26 @ 100 (a) .............. 3,263 3,211
Series 2022-1A , Class F , 5 .27% , 2/15/52 , Callable 2/15/26 @ 100 (a) .............. 7,500 7,295
Series 2024-1A , Class C2 , 5 .59% , 5/15/54 , Callable 5/15/27 @ 100 (a) ............. 3,151 3,165
Series 2024-1A , Class D , 6 .64% , 5/15/54 , Callable 5/15/27 @ 100 (a) .............. 1,511 1,536
Series 2024-1A , Class F , 8 .87% , 5/15/54 , Callable 5/15/27 @ 100 (a) .............. 93 96
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 8/12/27 @ 100 (a) ............. 689 699
Series 2023-1A , Class C , 6 .73% , 1/13/31 , Callable 8/12/27 @ 100 (a) .............. 1,077 1,105
Series 2024-1A , Class A2 , 5 .68% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............ 1,897 1,928
Series 2024-1A , Class B , 5 .72% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............. 793 816
Series 2024-1A , Class C , 6 .25% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............. 661 679
Series 2024-1A , Class D , 7 .23% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............. 819 856
Series 2025-1A , Class A3 , 4 .96% , 5/12/33 , Callable 8/12/29 @ 100 (a) ............. 1,052 1,068
Series 2025-1A , Class C , 5 .57% , 5/12/33 , Callable 8/12/29 @ 100 (a) .............. 2,290 2,310
Series 2025-1A , Class D , 6 .49% , 5/12/33 , Callable 8/12/29 @ 100 (a) .............. 489 504
Verizon Master Trust ....................................................
Series 2024-2 , Class B , 5 .08% , 12/22/31 , Callable 12/20/28 @ 100 (a) ............. 3,866 3,947
Series 2024-3 , Class C , 5 .73% , 4/22/30 , Callable 4/20/27 @ 100 ................. 1,145 1,165
Series 2024-4 , Class C , 5 .60% , 6/20/29 , Callable 6/20/26 @ 100 ................. 814 819
Series 2024-7 , Class C , 4 .84% , 8/20/32 , Callable 8/20/29 @ 100 (a) ............... 6,425 6,488
Series 2024-8 , Class C , 4 .99% , 11/20/30 , Callable 11/20/27 @ 100 ............... 3,113 3,144
Series 2025-2 , Class C , 5 .34% , 1/20/33 , Callable 1/20/30 @ 100 (a) ............... 7,427 7,657
Wingspire Equipment Finance LLC ..........................................
Series 2024-1A , Class D , 6 .31% , 9/20/32 , Callable 10/20/27 @ 100 (a) ............. 1,447 1,469
Series 2025-1A , Class C , 4 .76% , 9/20/33 , Callable 2/20/29 @ 100 (a) .............. 1,189 1,176
Series 2025-1A , Class D , 5 .45% , 9/20/33 , Callable 2/20/29 @ 100 (a) .............. 3,813 3,812
Zayo Issuer LLC .......................................................
Series 2025-1A , Class A2 , 5 .65% , 3/20/55 , Callable 9/20/28 @ 100 (a) ............. 3,481 3,534
Series 2025-1A , Class B , 6 .09% , 3/20/55 , Callable 9/20/28 @ 100 (a) .............. 2,593 2,641
Series 2025-2A , Class A2 , 5 .95% , 6/20/55 , Callable 12/20/28 @ 100 (a) ............ 2,560 2,624
Series 2025-2A , Class B , 6 .59% , 6/20/55 , Callable 12/20/28 @ 100 (a) ............. 1,522 1,568
461,324
Agency ABS Other (0.1%):
SLM Student Loan Trust ..................................................
Series 2003-14 , Class B , 5 .12% ( SOFR90A + 81 bps ) , 10/25/65 , Callable 1/25/26 @ 100 (b) 271 261
Series 2012-6 , Class B , 5 .30% ( SOFR30A + 111 bps ) , 4/27/43 , Callable 3/25/30 @ 100 (b) 2,500 2,350
2,611
Total Asset-Backed Securities (Cost $1,010,717)
a
a
a
1,016,956

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
10
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Collateralized Loan Obligations (1.8%)
Cash Flow CLO (1.8%):
720 East CLO I Ltd. .....................................................
Series 2022-1A , Class A2R , 5 .48% ( TSFR3M + 160 bps ) , 1/20/38 , Callable 1/20/27 @
100 (a) (b) ......................................................... $ 4,197 $ 4,202
Series 2022-1A , Class BR , 5 .58% ( TSFR3M + 170 bps ) , 1/20/38 , Callable 1/20/27 @
100 (a) (b) ......................................................... 3,997 4,005
720 East CLO IV Ltd. , Series 2024-1A , Class A2 , 5 .70% ( TSFR3M + 180 bps ) , 4/15/37 , Callable
4/15/26 @ 100 (a) (b) ................................................. 2,767 2,770
720 East CLO Ltd. , Series 2023-2A , Class A2R , 5 .62% ( TSFR3M + 145 bps ) , 10/15/38 (a) (b) .. 2,531 2,534
720 East CLO VII Ltd. , Series 2025-7A , Class A2 , 5 .28% ( TSFR3M + 140 bps ) , 4/20/37 ,
Callable 4/20/26 @ 100 (a) (b) .......................................... 2,587 2,590
AIMCO CLO Ltd. , Series 2022-17A , Class XR , 5 .01% ( TSFR3M + 115 bps ) , 7/20/37 , Callable
7/22/26 @ 100 (a) (b) ................................................. 2,698 2,698
Ballyrock CLO Ltd. , Series 2025-30A , Class A1B , 5 .49% ( TSFR3M + 150 bps ) , 10/25/38 ,
Callable 10/25/27 @ 100 (a) (b) ......................................... 1,900 1,902
Barings CLO Ltd. ......................................................
Series 2025-5A , Class A1 , 5 .24% ( TSFR3M + 127 bps ) , 10/15/38 , Callable 10/15/27 @
100 (a) (b) ......................................................... 3,960 3,966
Series 2025-5A , Class A2 , 5 .47% ( TSFR3M + 150 bps ) , 10/15/38 , Callable 10/15/27 @
100 (a) (b) ......................................................... 1,636 1,637
Columbia Cent CLO Ltd. , Series 2022-32A , Class BF , 5 .20% , 7/24/34 , Callable 1/24/26 @
100 (a) ........................................................... 3,750 3,743
Dryden CLO Ltd. .......................................................
Series 2021-93A , Class A2R , 5 .50% ( TSFR3M + 160 bps ) , 1/15/38 , Callable 1/15/27 @
100 (a) (b) ......................................................... 2,169 2,172
Series 2021-93A , Class XR , 5 .05% ( TSFR3M + 115 bps ) , 1/15/38 , Callable 1/15/27 @
100 (a) (b) ......................................................... 3,008 3,004
Series 2022-113A , Class BR3 , 5 .35% ( TSFR3M + 145 bps ) , 10/15/37 , Callable 10/15/26 @
100 (a) (b) ......................................................... 3,202 3,206
Series 2022-97A , Class A2R , 5 .35% ( TSFR3M + 147 bps ) , 10/20/38 , Callable 10/20/27 @
100 (a) (b) ......................................................... 4,321 4,329
Series 2024-121A , Class B , 5 .60% ( TSFR3M + 170 bps ) , 1/15/37 , Callable 1/15/27 @
100 (a) (b) ......................................................... 4,420 4,429
Magnetite XXXV Ltd. , Series 2022-35A , Class AR , 5 .51% ( TSFR3M + 165 bps ) , 10/25/36 ,
Callable 1/25/26 @ 100 (a) (b) .......................................... 4,705 4,709
Mountain View CLO Ltd. , Series 2013-1A , Class CRR , 6 .37% ( TSFR3M + 246 bps ) , 10/12/30 ,
Callable 1/12/26 @ 100 (a) (b) .......................................... 4,000 4,003
NGC Ltd. , Series 2024-1A , Class X , 5 .03% ( TSFR3M + 115 bps ) , 7/20/37 , Callable 7/20/26 @
100 (a) (b) ......................................................... 2,862 2,863
OCP CLO Ltd. , Series 2020-8RA , Class B2R2 , 5 .10% , 10/17/38 , Callable 10/17/27 @ 100 (a) 3,325 3,280
Palmer Square Loan Funding Ltd. ...........................................
Series 2022-2A , Class A2 , 5 .80% ( TSFR3M + 190 bps ) , 10/15/30 , Callable 1/15/26 @
100 (a) (b) ......................................................... 3,000 3,005
Series 2024-3A , Class A2 , 5 .88% ( TSFR3M + 165 bps ) , 8/8/32 , Callable 11/8/25 @
100 (a) (b) ......................................................... 3,625 3,622
Trestles CLO IV Ltd. , Series 2021-4A , Class B2 , 2 .72% , 7/21/34 , Callable 1/21/26 @ 100 (a) . 1,000 916
Trimaran Cavu Ltd. , Series 2021-3A , Class C1 , 6 .62% ( TSFR3M + 273 bps ) , 1/18/35 , Callable
1/18/26 @ 100 (a) (b) ................................................. 5,000 4,998
Venture CLO Ltd. ......................................................
Series 2022-45A , Class A2FR , 4 .94% , 7/20/35 , Callable 1/20/27 @ 100 (a) .......... 3,450 3,441
Series 2022-45A , Class A2NR , 5 .43% ( TSFR3M + 155 bps ) , 7/20/35 , Callable 1/20/27 @
100 (a) (b) ......................................................... 6,378 6,351
Series 2023-47A , Class AJR , 5 .63% ( TSFR3M + 175 bps ) , 4/20/36 , Callable 7/20/26 @
100 (a) (b) ......................................................... 2,349 2,351
Series 2023-48A , Class B1 , 6 .63% ( TSFR3M + 275 bps ) , 10/20/36 , Callable 1/20/26 @
100 (a) (b) ......................................................... 3,053 3,063
Series 2024-49A , Class X , 5 .23% ( TSFR3M + 135 bps ) , 4/20/37 , Callable 4/20/26 @
100 (a) (b) ......................................................... 1,503 1,504

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
11
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-50A , Class X , 5 .13% ( TSFR3M + 125 bps ) , 10/20/37 , Callable 10/20/26 @
100 (a) (b) ......................................................... $ 2,898 $ 2,898
94,191
Total Collateralized Loan Obligations (Cost $94,260)
a
a
a
94,191
Collateralized Mortgage Obligations (9.5%)
Agency CMO Floating (0.2%):
Federal Home Loan Mortgage Corporation .....................................
Series 5522 , Class BF , 5 .23% ( SOFR30A + 105 bps ) , 3/25/55 (b) .................. 9,169 9,173
Series 5525 , Class FA , 5 .38% ( SOFR30A + 120 bps ) , 4/25/55 (b) .................. 1,555 1,557
Series 5527 , Class FC , 5 .38% ( SOFR30A + 120 bps ) , 9/25/54 (b) .................. 1,836 1,838
12,568
Agency CMO Other (1.3%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270 , Class AB , 5 .50% , 1/25/49 ................................... 3,056 3,101
Series 5450 , Class KA , 4 .50% , 6/25/51 ................................... 6,001 5,976
Series 5478 , Class J , 5 .50% , 3/25/51 ..................................... 13,882 14,002
Series 5547 , Class V , 5 .00% , 4/25/39 ..................................... 4,165 4,209
Federal National Mortgage Association .......................................
Series 2022-88 , Class BA , 5 .50% , 7/25/47 ................................. 1,720 1,738
Series 2024-33 , Class PB , 5 .00% , 3/25/48 ................................. 1,016 1,021
Series 2025-33 , Class P , 5 .00% , 5/25/54 ................................... 9,665 9,704
Government National Mortgage Association ....................................
Series 2020-162 , Class AB , 1 .00% , 10/20/50 ............................... 7,882 6,180
Series 2022-207 , Class NA , 3 .00% , 1/20/52 ................................ 2,305 2,066
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 3,852 3,888
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 2,279 2,287
Series 2024-19 , Class AD , 5 .00% , 6/20/53 ................................. 2,790 2,804
Series 2024-95 , Class AB , 2 .50% , 6/20/45 ................................. 4,549 4,204
Series 2025-139 , Class DT , 5 .00% , 3/20/65 ................................ 1,386 1,389
Series 2025-98 , Class ET , 4 .50% , 6/20/65 ................................. 4,982 4,971
67,540
Agency Commercial MBS (1.4%):
Federal Home Loan Mortgage Corporation .....................................
Series K143 , Class A2 , 2 .35% , 3/25/32 , Callable 3/25/32 @ 100 ................. 5,065 4,555
Series K144 , Class A2 , 2 .45% , 4/25/32 , Callable 4/25/32 @ 100 ................. 164 148
Series K145 , Class A2 , 2 .58% , 5/25/32 , Callable 5/25/32 @ 100 ................. 20,137 18,294
Series K146 , Class A2 , 2 .92% , 6/25/32 , Callable 6/25/32 @ 100 ................. 7,631 7,072
Series K147 , Class A2 , 3 .00% , 6/25/32 , Callable 6/25/32 @ 100 (d) ............... 10,994 10,232
Series K149 , Class A2 , 3 .53% , 8/25/32 , Callable 8/25/32 @ 100 ................. 13,418 12,873
Series K-159 , Class A2 , 4 .50% , 7/25/33 , Callable 7/25/33 @ 100 (d) ............... 17,895 18,132
Series K536 , Class AS , 4 .81% ( SOFR30A + 50 bps ) , 11/25/29 (b) .................. 3,434 3,432
Federal National Mortgage Association , Series 2017-M7 , Class A2 , 2 .96% , 2/25/27 (d) ..... 1,916 1,892
76,630
Commercial MBS (6.6%):
1301 Trust ............................................................
Series 2025-1301 , Class A , 5 .06% , 8/11/42 (a) (c) (d) .......................... 3,768 3,819
Series 2025-1301 , Class B , 5 .30% , 8/11/42 (a) (c) (d) .......................... 2,394 2,431
Series 2025-1301 , Class C , 5 .64% , 8/11/42 (a) (c) (d) .......................... 4,787 4,864
1345T , Series 2025-AOA , Class A , 5 .63% ( TSFR1M + 160 bps ) , 6/15/42 (a) (b) (c) .......... 1,547 1,551
ALA Trust ............................................................
Series 2025-OANA , Class A , 5 .78% ( TSFR1M + 174 bps ) , 6/15/40 (a) (b) (c) .......... 3,515 3,531
Series 2025-OANA , Class C , 6 .13% ( TSFR1M + 209 bps ) , 6/15/40 (a) (b) (c) .......... 715 719
Series 2025-OANA , Class D , 7 .12% ( TSFR1M + 309 bps ) , 6/15/40 (a) (b) (c) .......... 1,005 1,011
Arbor Multifamily Mortgage Securities Trust ...................................
Series 2020-MF1 , Class C , 3 .60% , 5/15/53 , Callable 5/15/30 @ 100 (a) (d) .......... 1,500 1,396
Series 2021-MF2 , Class B , 2 .56% , 6/15/54 , Callable 7/15/31 @ 100 (a) (d) .......... 5,150 4,507
Atrium Hotel Portfolio Trust ...............................................
Series 2025-ATRM , Class B , 6 .13% ( TSFR1M + 210 bps ) , 8/15/42 (a) (b) (c) .......... 2,037 2,036
Series 2025-ATRM , Class D , 7 .33% ( TSFR1M + 330 bps ) , 8/15/42 (a) (b) (c) .......... 3,489 3,481
Series 2025-ATRM , Class F , 9 .53% ( TSFR1M + 550 bps ) , 8/15/42 (a) (b) (c) ........... 2,000 1,999

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
12
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Aventura Mall Trust .....................................................
Series 2018-AVM , Class A , 4 .11% , 7/5/40 (a) (c) (d) ........................... $ 1,450 $ 1,433
Series 2018-AVM , Class C , 4 .11% , 7/5/40 (a) (c) (d) ........................... 1,310 1,274
Series 2018-AVM , Class D , 4 .11% , 7/5/40 (a) (c) (d) ........................... 12,860 12,419
BANK , Series 2017-BNK4 , Class AS , 3 .78% , 5/15/50 , Callable 4/15/27 @ 100 .......... 5,000 4,918
BBCCRE Trust , Series 2015-GTP , Class A , 3 .97% , 8/10/33 , Callable 11/10/25 @ 100 (a) (c) .. 5,935 5,458
Benchmark Mortgage Trust ................................................
Series 2021-B25 , Class 300D , 2 .99% , 4/15/54 , Callable 4/15/31 @ 100 (a) (d) ........ 2,417 1,345
Series 2022-B36 , Class XA , 0 .64% , 7/15/55 , Callable 6/15/32 @ 100 (c) (d) ......... 40,608 1,623
BLP Commercial Mortgage Trust , Series 2025-IND , Class A , 5 .23% ( TSFR1M + 120 bps ) ,
3/15/42 (a) (b) (c) .................................................... 2,570 2,560
BPR Trust ............................................................
Series 2021-TY , Class B , 5 .30% ( TSFR1M + 126 bps ) , 9/15/38 (a) (b) (c) ............. 750 748
Series 2021-TY , Class C , 5 .85% ( TSFR1M + 181 bps ) , 9/15/38 (a) (b) (c) ............. 1,388 1,385
Series 2021-TY , Class D , 6 .50% ( TSFR1M + 246 bps ) , 9/15/38 (a) (b) (c) ............. 2,752 2,745
BSTN Commercial Mortgage Trust , Series 2025-1C , Class A , 5 .37% , 6/15/44 (a) (c) (d) ..... 1,345 1,384
BX Commercial Mortgage Trust ............................................
Series 2021-VOLT , Class A , 4 .85% ( TSFR1M + 81 bps ) , 9/15/36 (a) (b) (c) ............ 429 428
Series 2021-VOLT , Class B , 5 .10% ( TSFR1M + 106 bps ) , 9/15/36 (a) (b) (c) ........... 209 209
Series 2021-VOLT , Class C , 5 .25% ( TSFR1M + 121 bps ) , 9/15/36 (a) (b) (c) ........... 3,636 3,633
Series 2022-CSMO , Class A , 6 .15% ( TSFR1M + 211 bps ) , 6/15/27 (a) (b) (c) .......... 4,013 4,032
Series 2022-CSMO , Class C , 7 .92% ( TSFR1M + 389 bps ) , 6/15/27 (a) (b) (c) .......... 7,500 7,535
Series 2022-CSMO , Class D , 8 .37% ( TSFR1M + 434 bps ) , 6/15/27 (a) (b) (c) .......... 2,400 2,417
Series 2023-XL3 , Class A , 5 .79% ( TSFR1M + 176 bps ) , 12/9/40 (a) (b) (c) ............ 140 140
Series 2025-COPT , Class B , 6 .23% ( TSFR1M + 220 bps ) , 8/15/42 (a) (b) (c) ........... 836 836
BX Mortgage Trust , Series 2021-PAC , Class B , 5 .05% ( TSFR1M + 101 bps ) , 10/15/36 (a) (b) (c) 3,250 3,240
BX Trust .............................................................
Series 2022-CLS , Class A , 5 .76% , 10/13/27 (a) (c) ............................ 2,111 2,126
Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) (c) ............................ 3,000 2,988
Series 2022-CLS , Class C , 6 .79% , 10/13/27 (a) (c) ............................ 2,500 2,411
Series 2025-GW , Class A , 5 .63% ( TSFR1M + 160 bps ) , 7/15/42 (a) (b) (c) ............ 3,299 3,304
Series 2025-GW , Class B , 5 .88% ( TSFR1M + 185 bps ) , 7/15/42 (a) (b) (c) ............ 4,124 4,131
Series 2025-GW , Class C , 6 .13% ( TSFR1M + 210 bps ) , 7/15/42 (a) (b) (c) ............ 2,474 2,478
Series 2025-GW , Class D , 6 .78% ( TSFR1M + 275 bps ) , 7/15/42 (a) (b) (c) ............ 2,049 2,054
Series 2025-ROIC , Class A , 5 .18% ( TSFR1M + 114 bps ) , 3/15/30 (a) (b) (c) ........... 2,664 2,657
Series 2025-ROIC , Class B , 5 .43% ( TSFR1M + 139 bps ) , 3/15/30 (a) (b) (c) ........... 3,042 3,029
BXP Trust ............................................................
Series 2021-601L , Class A , 2 .62% , 1/15/44 (a) (c) ............................ 2,824 2,450
Series 2021-601L , Class B , 2 .78% , 1/15/44 (a) (c) (d) .......................... 5,545 4,782
Series 2021-601L , Class C , 2 .78% , 1/15/44 (a) (c) (d) .......................... 3,750 3,146
Series 2021-601L , Class D , 2 .78% , 1/15/44 (a) (c) (d) .......................... 5,750 4,639
CAMB Commercial Mortgage Trust , Series 2021-CX2 , Class A , 2 .70% , 11/10/46 , Callable
11/10/31 @ 100 (a) (c) ................................................ 2,000 1,769
COMM Mortgage Trust ..................................................
Series 2020-CX , Class A , 2 .17% , 11/10/46 , Callable 11/10/30 @ 100 (a) (c) .......... 1,075 924
Series 2024-277P , Class A , 6 .34% , 8/10/44 (a) (c) ............................. 3,622 3,813
Series 2024-277P , Class B , 7 .00% , 8/10/44 (a) (c) (d) .......................... 453 481
CSMC Trust ..........................................................
Series 2019-UVIL , Class A , 3 .16% , 12/15/41 (a) (c) ........................... 1,950 1,830
Series 2019-UVIL , Class C , 3 .28% , 12/15/41 (a) (c) (d) ......................... 5,000 4,576
Series 2020-WEST , Class A , 3 .04% , 2/15/35 , Callable 2/15/30 @ 100 (a) (c) ......... 2,500 2,106
DBJPM Mortgage Trust ..................................................
Series 2016-C1 , Class A4 , 3 .28% , 5/10/49 , Callable 4/10/26 @ 100 ............... 580 577
Series 2016-SFC , Class B , 3 .24% , 8/10/36 , Callable 8/10/26 @ 100 (a) (c) ........... 2,500 — (e)
DBWF Mortgage Trust , Series 2024-LCRS , Class A , 5 .77% ( TSFR1M + 174 bps ) , 4/15/37 (a) (b)
(c) ............................................................. 2,750 2,747
GFH Mortgage Trust , Series 2025-IND , Class B , 5 .55% , 6/15/33 (a) (c) ................. 1,850 1,867
GS Mortgage Securities Corp. Trust , Series 2023-SHIP , Class C , 5 .51% , 9/10/38 (a) (c) (d) ... 1,882 1,884
GS Mortgage Securities Trust ..............................................
Series 2019-GSA1 , Class A4 , 3 .05% , 11/10/52 , Callable 11/10/29 @ 100 ........... 4,000 3,790
Series 2019-GSA1 , Class AS , 3 .34% , 11/10/52 , Callable 11/10/29 @ 100 ........... 5,000 4,633
Hilton USA Trust .......................................................
Series 2016-HHV , Class A , 3 .72% , 11/5/38 (a) (c) ............................ 2,286 2,263

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
13
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2016-HHV , Class B , 4 .19% , 11/5/38 (a) (c) (d) .......................... $ 4,650 $ 4,621
Series 2016-HHV , Class C , 4 .19% , 11/5/38 (a) (c) (d) .......................... 1,873 1,856
Series 2016-HHV , Class D , 4 .19% , 11/5/38 (a) (c) (d) .......................... 1,866 1,843
Houston Galleria Mall Trust , Series 2025-HGLR , Class A , 5 .46% , 2/5/45 (a) (c) (d) ......... 1,593 1,649
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY , Class A , 2 .84% , 8/10/38 , Callable 8/10/26 @ 100 (a) (c) .......... 12,372 12,180
Series 2019-30HY , Class A , 3 .23% , 7/10/39 (a) (c) ............................ 1,906 1,814
Series 2019-30HY , Class D , 3 .44% , 7/10/39 (a) (c) (d) .......................... 4,947 4,555
Series 2019-55HY , Class A , 2 .94% , 12/10/41 (a) (c) (d) ......................... 7,369 6,921
Series 2025-SPRL , Class A , 5 .47% , 1/13/40 (a) (c) (d) .......................... 7,119 7,370
Series 2025-SPRL , Class B , 5 .76% , 1/13/40 (a) (c) (d) .......................... 2,624 2,713
HYT Commercial Mortgage Trust , Series 2024-RGCY , Class A , 5 .87% ( TSFR1M + 184 bps ) ,
9/15/41 (a) (b) (c) .................................................... 8,466 8,483
ILPT Commercial Mortgage Trust , Series 2022-LPFX , Class C , 3 .82% , 3/15/32 (a) (c) (d) .... 2,500 2,242
IRV Trust , Series 2025-200P , Class A , 5 .29% , 3/14/47 , Callable 2/14/35 @ 100 (a) (c) (d) .... 4,904 5,021
J.P. Morgan Chase Commercial Mortgage Securities Trust ..........................
Series 2013-C10 , Class C , 4 .10% , 12/15/47 , Callable 12/15/26 @ 100 (d) ........... 534 520
Series 2019-OSB , Class A , 3 .40% , 6/5/39 , Callable 6/5/29 @ 100 (a) (c) ............ 5,000 4,716
Series 2019-OSB , Class C , 3 .75% , 6/5/39 , Callable 6/5/29 @ 100 (a) (c) (d) .......... 2,436 2,247
Series 2019-OSB , Class D , 3 .78% , 6/5/39 , Callable 6/5/29 @ 100 (a) (c) (d) .......... 2,000 1,830
Series 2021-2NU , Class D , 2 .08% , 1/5/40 (a) (c) ............................. 2,700 2,048
Series 2021-2NU , Class XA , 0 .09% , 1/5/40 (a) (c) (d) .......................... 226,300 383
Jackson Park Trust ......................................................
Series 2019-LIC , Class A , 2 .77% , 10/14/39 (a) (c) ............................ 5,000 4,603
Series 2019-LIC , Class C , 3 .13% , 10/14/39 (a) (c) (d) .......................... 5,000 4,500
JW Commercial Mortgage Trust , Series 2024-MRCO , Class A , 5 .65% ( TSFR1M + 162 bps ) ,
6/15/39 (a) (b) (c) .................................................... 2,716 2,718
LBA Trust , Series 2024-7IND , Class B , 5 .77% ( TSFR1M + 174 bps ) , 10/15/41 (a) (b) (c) ...... 1,873 1,874
LEX Mortgage Trust , Series 2024-BBG , Class A , 4 .87% , 10/13/33 , Callable 10/13/28 @
100 (a) (c) (d) ....................................................... 4,351 4,369
MAD Commercial Mortgage Trust , Series 2025-11MD , Class A , 4 .75% , 10/15/42 (a) (c) (d) .. 2,803 2,797
Manhattan West Mortgage Trust ............................................
Series 2020-1MW , Class A , 2 .13% , 9/10/39 (a) (c) ............................ 10,147 9,686
Series 2020-1MW , Class B , 2 .33% , 9/10/39 (a) (c) (d) .......................... 8,081 7,724
Series 2020-1MW , Class C , 2 .33% , 9/10/39 (a) (c) (d) .......................... 5,000 4,758
Series 2020-1MW , Class D , 2 .33% , 9/10/39 (a) (c) (d) .......................... 6,475 6,099
MHC Commercial Mortgage Trust ..........................................
Series 2021-MHC , Class B , 5 .25% ( TSFR1M + 122 bps ) , 4/15/38 (a) (b) (c) ........... 400 400
Series 2021-MHC , Class D , 5 .75% ( TSFR1M + 172 bps ) , 4/15/38 (a) (b) (c) ........... 1,600 1,598
MHC Trust , Series 2021-MHC2 , Class D , 5 .65% ( TSFR1M + 161 bps ) , 5/15/38 (a) (b) (c) ..... 1,520 1,520
MHP , Series 2022-MHIL , Class D , 5 .65% ( TSFR1M + 161 bps ) , 1/15/39 (a) (b) (c) .......... 2,000 1,996
MILE Trust , Series 2025-STNE , Class C , 6 .13% ( TSFR1M + 210 bps ) , 7/15/42 (a) (b) (c) ..... 1,841 1,843
Morgan Stanley Capital I Trust , Series 2021-PLZA , Class C , 2 .81% , 11/9/43 (a) (c) ........ 2,750 2,278
NYC Commercial Mortgage Trust , Series 2025-300P , Class B , 5 .18% , 7/13/42 (a) (c) (d) ..... 2,022 2,031
One Bryant Park Trust , Series 2019-OBP , Class A , 2 .52% , 9/15/54 (a) (c) ................ 13,034 12,015
ONE Mortgage Trust , Series 2021-PARK , Class D , 5 .65% ( TSFR1M + 161 bps ) , 3/15/36 (a) (b)
(c) ............................................................. 5,000 4,808
SCG Commercial Mortgage Trust , Series 2025-FLWR , Class B , 5 .58% ( TSFR1M + 155 bps ) ,
8/15/42 (a) (b) (c) .................................................... 3,000 3,000
SCOTT Trust , Series 2023-SFS , Class AS , 6 .20% , 3/10/40 (a) (c) ..................... 2,357 2,405
SHR Trust ............................................................
Series 2024-LXRY , Class B , 6 .48% ( TSFR1M + 245 bps ) , 10/15/41 (a) (b) (c) .......... 4,487 4,494
Series 2024-LXRY , Class C , 6 .98% ( TSFR1M + 295 bps ) , 10/15/41 (a) (b) (c) .......... 2,022 2,023
Series 2024-LXRY , Class D , 7 .63% ( TSFR1M + 360 bps ) , 10/15/41 (a) (b) (c) .......... 1,122 1,122
SLG Office Trust .......................................................
Series 2021-OVA , Class B , 2 .71% , 7/15/41 (a) (c) ............................ 4,000 3,540
Series 2021-OVA , Class C , 2 .85% , 7/15/41 (a) (c) ............................ 4,000 3,543
SREIT Trust , Series 2021-MFP2 , Class D , 5 .72% ( TSFR1M + 168 bps ) , 11/15/36 (a) (b) (c) .... 1,000 998
SWCH Commercial Mortgage Trust , Series 2025-DATA , Class A , 5 .48% ( TSFR1M + 144 bps ) ,
2/15/42 (a) (b) (c) .................................................... 6,432 6,390
Wells Fargo Commercial Mortgage Trust ......................................
Series 2015-NXS4 , Class AS , 3 .97% , 12/15/48 , Callable 11/15/25 @ 100 ........... 1,894 1,889
Series 2015-NXS4 , Class B , 4 .22% , 12/15/48 , Callable 11/15/25 @ 100 (d) .......... 5,000 4,982

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
14
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2018-AUS , Class A , 4 .06% , 8/17/36 (a) (c) (d) .......................... $ 4,200 $ 4,117
Series 2020-C56 , Class AS , 3 .11% , 6/15/53 , Callable 4/15/30 @ 100 .............. 2,000 1,830
Series 2021-SAVE , Class D , 6 .75% ( TSFR1M + 271 bps ) , 2/15/40 (a) (b) (c) ........... 1,200 1,195
Series 2025-HI , Class A , 5 .73% ( TSFR1M + 169 bps ) , 10/15/42 (a) (b) (c) ............. 520 521
357,240
Private CMO Floating (0.0%):(f)
Structured Asset Mortgage Investments II Trust , Series 2005-AR5 , Class B1 , 4 .90%
( TSFR1M + 86 bps ) , 7/19/35 , Callable 11/19/25 @ 100 (b) ....................... 265 174
Total Collateralized Mortgage Obligations (Cost $523,907)
a
a
a
514,152
Shares
Preferred Stocks (0.3%)
Consumer Staples (0.2%):
CHS, Inc. , Series 2 , 7 .10% (g) .............................................. 400,000 10,064
Financials (0.1%):
Citigroup Capital XIII , 10 .47% ( TSFR3M + 663 bps ) , 10/30/40 (b) ..................... 87,500 2,628
U.S. Bancorp , Series A , 5 .19% ( TSFR3M + 128 bps ) (b) (g) .......................... 5,000 3,950
6,578
Total Preferred Stocks (Cost $15,932)
a
a
a
16,642
Principal Amount
(000)
Senior Secured Loans (1.7%)
Communication Services (0.1%):
Altafiber, Term Loan B, First Lien , 6 .41% ( SOFR01M + 225 bps ) , 11/24/28 (b) ............ 484 484
Frontier Communications Holdings LLC, Initial Term Loans, First Lien , 6 .53%
( SOFR01M + 250 bps ) , 7/1/31 (b) ......................................... 245 244
Lumen Technologies, Inc., Term Loan A, First Lien , 10 .16% ( SOFR01M + 600 bps ) , 6/1/28 (b) . 6,388 6,468
7,196
Consumer Discretionary (0.6%):
Academy, Ltd., Refinancing Term Loans, First Lien , 7 .88% ( SOFR01M + 375 bps ) , 11/8/27 (b) . 107 107
Alterra Mountain Co., Series B-9 Term Loan, First Lien , 6 .66% ( SOFR01M + 250 bps ) ,
8/17/28 (b) ........................................................ 344 344
AMC Entertainment Holdings, Inc., Initial Exchange Term Loan, First Lien , 11 .03%
( SOFR01M + 700 bps ) , 1/4/29 (b) ......................................... 2,494 2,496
Aramark Services, Inc., Term Loan B8, First Lien , 6 .20% ( SOFR03M + 200 bps ) , 6/24/30 (b) .. 820 821
Aramark Services, Inc., Term Loan B8, First Lien , 6 .16% ( SOFR01M + 200 bps ) , 6/24/30 (b) .. 2,125 2,127
BJ's Wholesale Club, Inc., Tranch B Term, First Lien , 5 .88% ( SOFR06M + 175 bps ) , 2/5/29 (b) 825 829
Burlington Coat Factory Warehouse Corp., Term Loan B7, First Lien , 5 .91%
( SOFR01M + 175 bps ) , 9/19/31 (b) ........................................ 4,777 4,769
Charter Communications Operating LLC, Term Loan B-5, First Lien , 6 .24%
( SOFR03M + 225 bps ) , 12/15/31 (b) ....................................... 4,640 4,630
DK Crown Holdings, Inc., Term B Loans, First Lien , 5 .86% ( SOFR01M + 175 bps ) , 3/4/32 (b) . 995 990
Flutter Financing B.V., 2024 Refinancing Term B Loan, First Lien , 5 .75%
( SOFR03M + 175 bps ) , 11/29/30 (b) ....................................... 1,872 1,861
Four Seasons Hotels Ltd., 2025 Refinancing Term Loan, First Lien , 5 .91%
( SOFR01M + 175 bps ) , 9/22/32 (b) ........................................ 3,308 3,308
Great Outdoors Group LLC, Term Loan B, First Lien , 7 .41% ( SOFR01M + 325 bps ) , 1/23/32 (b) 896 895
Light & Wonder International, Inc., Term B-2 Loans, First Lien , 6 .29% ( SOFR01M + 225 bps ) ,
4/16/29 (b) ........................................................ 968 969
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien , 7 .25%
( SOFR03M + 325 bps ) , 3/6/28 (b) ......................................... 750 738
PetSmart, Inc., Initial Term Loan, First Lien , 8 .03% ( SOFR01M + 400 bps ) , 8/18/32 (b) ...... 3,057 3,011
The E.W. Scripps Co., Tranche B-2 Term Loan, First Lien , 9 .78% ( SOFR01M + 575 bps ) ,
6/30/28 (b) ........................................................ 1,940 1,961
Topgolf Callaway Brands Corp., Initial Term Loans, First Lien , 7 .16% ( SOFR01M + 300 bps ) ,
3/18/30 (b) ........................................................ 1,870 1,854
31,710
Consumer Staples (0.1%):
Reynolds Consumer Products LLC, Initial Term Loan, First Lien , 5 .91% ( SOFR01M + 175 bps ) ,
3/4/32 (b) ......................................................... 1,640 1,642

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
15
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
US Foods, Inc., Replacement B 2024 Term Loan, First Lien , 5 .91% ( SOFR01M + 175 bps ) ,
10/3/31 (b) ........................................................ $ 2,432 $ 2,449
4,091
Energy (0.1%):
Hilcorp Energy I LP, Initial Loan, First Lien , 6 .03% ( SOFR01M + 200 bps ) , 2/11/30 (b) ...... 2,388 2,390
Murphy USA, Inc., Tranche B Term Loan, First Lien , 5 .88% ( SOFR01M + 175 bps ) , 4/7/32 (b) . 750 755
3,145
Financials (0.6%):
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien , 6 .75%
( SOFR03M + 275 bps ) , 2/18/31 (b) ........................................ 84 84
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien , 6 .95%
( SOFR06M + 275 bps ) , 2/18/31 (b) ........................................ 1,555 1,550
AS Mileage Plan IP Ltd., Initial Term Loan, First Lien , 5 .63% ( SOFR03M + 175 bps ) ,
10/15/31 (b) ....................................................... 4,153 4,163
Asplundh Tree Expert LLC, Term Loan B, First Lien , 5 .91% ( SOFR01M + 175 bps ) , 5/23/31 (b) 585 585
Boost Newco Borrower LLC, Term Loan B-2, First Lien , 6 .00% ( SOFR03M + 200 bps ) ,
1/31/31 (b) ........................................................ 3,275 3,283
Broadstreet Partners, Inc., 2024 Term B Loans, First Lien , 6 .91% ( SOFR01M + 275 bps ) ,
6/16/31 (b) ........................................................ 988 990
Chicago US Midco III LP, Delayed Draw Term Loan, First Lien , 10/9/32 (h) (i) ........... 197 197
Chicago US Midco III LP, Term Loan, First Lien , 10/1/32 (h) ........................ 1,328 1,327
CNT Holdings I Corp., 2025 Replacement Term Loans, First Lien , 6 .56%
( SOFR03M + 225 bps ) , 11/8/32 (b) ........................................ 2,689 2,693
Colossus Acquireco LLC, Initial Term Loan, First Lien , 5 .87% ( SOFRDAILY + 175 bps ) ,
7/30/32 (b) ........................................................ 1,500 1,493
Delta 2 (LUX) SARL, Term Loan B, First Lien , 6 .00% ( SOFR03M + 200 bps ) , 9/19/31 (b) .... 1,100 1,100
Directv Financing LLC, 2024 Refinancing Term B Loan, First Lien , 9 .56%
( SOFR03M + 525 bps ) , 8/2/29 (b) ......................................... 2,373 2,376
EP Wealth Advisors, Inc., Closing Date Term Loans, First Lien , 6 .89% ( SOFR03M + 300 bps ) ,
10/18/32 (b) ....................................................... 500 501
Fertitta Entertainment LLC, Initial B Term Loan, First Lien , 7 .41% ( SOFR01M + 325 bps ) ,
1/29/29 (b) ........................................................ 473 472
Focus Financial Partners LLC, Tranche B Incremental Term Loan, First Lien , 6 .91%
( SOFR01M + 275 bps ) , 9/15/31 (b) ........................................ 96 97
OEG Borrower LLC, Amendment No.1 Term Loan, First Lien , 7 .53% ( SOFR01M + 350 bps ) ,
6/30/31 (b) ........................................................ 891 893
OneDigital Borrower LLC, 2025 Refinancing Term Loans, First Lien , 7 .16%
( SOFR01M + 300 bps ) , 7/2/31 (b) ......................................... 1,802 1,801
Ryan Specialty Group LLC, Term Loan B1, First Lien , 6 .16% ( SOFR01M + 200 bps ) , 9/15/31 (b) 496 497
Truist Insurance Holdings LLC, Term Loan B, First Lien , 6 .75% ( SOFR03M + 275 bps ) ,
5/6/31 (b) ......................................................... 563 562
Voyager Parent LLC, Term B Loans, First Lien , 8 .75% ( SOFR03M + 475 bps ) , 7/1/32 (b) ..... 7,875 7,866
32,530
Industrials (0.0%):(f)
Arcosa, Inc., 2025 Refinancing Term Loan, First Lien , 6 .16% ( SOFR01M + 200 bps ) , 6/17/32 (b) 1,416 1,417
Janus International Group LLC, Term Loan B, First Lien , 6 .70% ( SOFR03M + 250 bps ) ,
8/5/30 (b) ......................................................... 177 177
Knife River Corp., Initial Tranche B Term Loans, First Lien , 6 .12% ( SOFR03M + 200 bps ) ,
3/8/32 (b) ......................................................... 1,716 1,721
3,315
Information Technology (0.2%):
Open Text Corp., Term Loan B, First Lien , 5 .91% ( SOFR01M + 175 bps ) , 1/31/30 (b) ....... 4,550 4,545
Proofpoint, Inc., Term Loan, First Lien , 7 .16% ( SOFR01M + 300 bps ) , 8/31/28 (b) .......... 467 468
Sandisk Corp., Term B Loan, First Lien , 6 .86% ( SOFR03M + 300 bps ) , 2/23/32 (b) ......... 3,710 3,712
8,725
Utilities (0.0%):(f)
NRG Energy, Inc., 2024 New Term Loans, First Lien , 5 .59% ( SOFR03M + 175 bps ) , 4/16/31 (b) 1,590 1,593
NRG Energy, Inc., 2024 New Term Loans, First Lien , 5 .73% ( SOFR01M + 175 bps ) , 4/16/31 (b) 4 4

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
16
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
SGH2 LLC, Initial Term Loan, First Lien , 8 .51% ( SOFR06M + 450 bps ) , 8/18/32 (b) ........ $ 1,199 $ 1,198
2,795
Total Senior Secured Loans (Cost $93,087)
a
a
a
93,507
Corporate Bonds (20.1%)
Communication Services (2.0%):
AMC Networks, Inc. , 10 .50% , 7/15/32 , Callable 7/15/28 @ 105.25 (a) ................. 825 868
AT&T, Inc. , 4 .50% , 5/15/35 , Callable 11/15/34 @ 100 ............................ 489 471
Charter Communications Operating LLC/Charter Communications Operating Capital
5 .85% , 12/1/35 , Callable 9/1/35 @ 100 ................................... 1,556 1,550
4 .80% , 3/1/50 , Callable 9/1/49 @ 100 .................................... 254 197
Directv Financing LLC/Directv Financing Co-Obligor, Inc. , 10 .00% , 2/15/31 , Callable 2/15/27
@ 105 (a) ......................................................... 2,703 2,703
DISH Network Corp. , 11 .75% , 11/15/27 , Callable 11/15/25 @ 102.94 (a) ............... 9,724 10,232
EchoStar Corp.
10 .75% , 11/30/29 , Callable 11/30/26 @ 105.38 .............................. 18,407 20,268
6 .75% , 11/30/30 , Callable 11/30/26 @ 102 (j) ............................... 21,849 22,555
Frontier Communications Holdings LLC , 6 .75% , 5/1/29 , Callable 12/5/25 @ 101.69 (a) ..... 12,285 12,408
Lamar Media Corp. , 5 .38% , 11/1/33 , Callable 11/1/28 @ 102.69 (a) ................... 91 90
Meta Platforms, Inc. , 5 .63% , 11/15/55 , Callable 5/15/55 @ 100 ...................... 5,302 5,262
Paramount Global , 4 .38% , 3/15/43 .......................................... 7,134 5,398
ROBLOX Corp. , 3 .88% , 5/1/30 , Callable 12/5/25 @ 100.97 (a) ...................... 1,778 1,702
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC , 5 .15% ,
3/20/28 , Callable 3/20/27 @ 100 (a) ...................................... 194 195
T-Mobile USA, Inc.
4 .95% , 11/15/35 , Callable 8/15/35 @ 100 .................................. 3,809 3,782
5 .70% , 1/15/56 , Callable 7/15/55 @ 100 .................................. 2,285 2,259
Warnermedia Holdings, Inc. , 5 .05% , 3/15/42 , Callable 9/15/41 @ 100 ................. 6,324 5,076
WMG Acquisition Corp. , 3 .88% , 7/15/30 , Callable 12/5/25 @ 101.94 (a) ............... 14,766 14,075
109,091
Consumer Discretionary (0.8%):
AutoNation, Inc. , 5 .89% , 3/15/35 , Callable 12/15/34 @ 100 ........................ 1,324 1,367
Boyne USA, Inc. , 4 .75% , 5/15/29 , Callable 12/5/25 @ 101.19 (a) ..................... 858 840
Choice Hotels International, Inc. , 5 .85% , 8/1/34 , Callable 5/1/34 @ 100 ................ 1,562 1,588
Daimler Truck Finance North America LLC , 5 .38% , 6/25/34 , Callable 3/25/34 @ 100 (a) .... 2,668 2,717
DR Horton, Inc. , 5 .50% , 10/15/35 , Callable 7/15/35 @ 100 ......................... 2,591 2,692
ERAC USA Finance LLC , 4 .90% , 5/1/33 , Callable 2/1/33 @ 100 (a) ................... 1,663 1,687
Genuine Parts Co. , 2 .75% , 2/1/32 , Callable 11/1/31 @ 100 ......................... 481 422
Hyatt Hotels Corp.
5 .75% , 3/30/32 , Callable 1/30/32 @ 100 .................................. 487 508
5 .50% , 6/30/34 , Callable 3/30/34 @ 100 .................................. 430 442
LKQ Corp. , 6 .25% , 6/15/33 , Callable 3/15/33 @ 100 ............................. 870 927
Lowe's Cos., Inc. , 4 .85% , 10/15/35 , Callable 7/15/35 @ 100 ........................ 11,433 11,289
Marriott International, Inc.
5 .25% , 10/15/35 , Callable 7/15/35 @ 100 ................................. 427 432
5 .50% , 4/15/37 , Callable 1/15/37 @ 100 .................................. 1,833 1,880
Meritage Homes Corp. , 5 .65% , 3/15/35 , Callable 12/15/34 @ 100 .................... 2,078 2,106
O'Reilly Automotive, Inc. , 5 .00% , 8/19/34 , Callable 5/19/34 @ 100 ................... 570 574
PetSmart LLC/PetSmart Finance Corp. , 7 .50% , 9/15/32 , Callable 9/15/28 @ 103.75 (a) ..... 2,489 2,488
PulteGroup, Inc. , 6 .00% , 2/15/35 ............................................ 939 1,011
Resorts World Las Vegas LLC/RWLV Capital, Inc. , 4 .63% , 4/6/31 , Callable 1/6/31 @ 100 (a) . 50 43
Scientific Games Holdings LP/Scientific Games US FinCo, Inc. , 6 .63% , 3/1/30 , Callable
12/5/25 @ 103.31 (a) ................................................ 843 769
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co. , 6 .63% ,
5/1/32 , Callable 5/1/27 @ 103.31 (a) ..................................... 2,564 2,600
Toll Brothers Finance Corp. , 5 .60% , 6/15/35 , Callable 3/15/35 @ 100 (k) ............... 1,141 1,171
Tractor Supply Co. , 1 .75% , 11/1/30 , Callable 8/1/30 @ 100 ......................... 531 468
Vanderbilt University Medical Center , 4 .17% , 7/1/37 , Callable 1/1/37 @ 100 ............ 1,445 1,302
Volkswagen Group of America Finance LLC , 5 .60% , 3/22/34 , Callable 12/22/33 @ 100 (a) .. 2,208 2,265
41,588

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
17
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Consumer Staples (1.1%):
7-Eleven, Inc.
1 .80% , 2/10/31 , Callable 11/10/30 @ 100 (a) ................................ $ 4,827 $ 4,200
2 .80% , 2/10/51 , Callable 8/2/50 @ 100 (a) ................................. 1,102 683
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6 .50% , 2/15/28 , Callable 12/5/25 @ 103.25 (a) .............................. 1,937 1,973
6 .25% , 3/15/33 , Callable 3/15/28 @ 103.13 (a) .............................. 3,274 3,368
Bimbo Bakeries USA, Inc. , 5 .38% , 1/9/36 , Callable 10/9/35 @ 100 (a) ................. 3,399 3,460
Coca-Cola Consolidated, Inc. , 5 .45% , 6/1/34 , Callable 3/1/34 @ 100 .................. 426 446
Constellation Brands, Inc. , 4 .95% , 11/1/35 , Callable 8/1/35 @ 100 .................... 3,812 3,753
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC , 5 .60% , 1/15/31 ,
Callable 12/15/30 @ 100 (a) ........................................... 3,386 3,400
Dollar Tree, Inc. , 2 .65% , 12/1/31 , Callable 9/1/31 @ 100 ........................... 524 468
JBS USA Holding LUX SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5 .50% , 1/15/36 , Callable 10/15/35 @ 100 (a) ............................... 2,093 2,121
6 .25% , 3/1/56 , Callable 9/1/55 @ 100 (a) .................................. 897 903
Kellanova , 4 .50% , 4/1/46 ................................................. 263 232
Keurig Dr Pepper, Inc. , 5 .15% , 5/15/35 , Callable 2/15/35 @ 100 ..................... 7,391 7,381
Kraft Heinz Foods Co. , 6 .88% , 1/26/39 ....................................... 9,322 10,375
Mars, Inc. , 5 .20% , 3/1/35 , Callable 12/1/34 @ 100 (a) ............................. 3,598 3,694
PepsiCo, Inc. , 5 .00% , 7/23/35 , Callable 4/23/35 @ 100 ............................ 4,027 4,126
Post Holdings, Inc. , 6 .38% , 3/1/33 , Callable 9/1/27 @ 103.19 (a) ..................... 459 466
Smithfield Foods, Inc. , 2 .63% , 9/13/31 , Callable 6/13/31 @ 100 (a) .................... 2,135 1,884
Sodexo, Inc. , 5 .80% , 8/15/35 , Callable 5/15/35 @ 100 (a) .......................... 1,666 1,741
Sysco Corp. , 5 .40% , 3/23/35 , Callable 12/23/34 @ 100 ............................ 1,293 1,337
The Hershey Co. , 5 .10% , 2/24/35 , Callable 11/24/34 @ 100 ........................ 720 742
The J.M. Smucker Co. , 6 .50% , 11/15/53 , Callable 5/15/53 @ 100 (k) .................. 688 763
The Kroger Co. , 5 .50% , 9/15/54 , Callable 3/15/54 @ 100 .......................... 15 15
57,531
Energy (1.1%):
Cameron LNG LLC , 3 .30% , 1/15/35 , Callable 9/15/34 @ 100 (a) ..................... 2,227 1,953
Cheniere Energy Partners LP , 5 .55% , 10/30/35 , Callable 4/30/35 @ 100 (a) .............. 1,810 1,853
Cheniere Energy, Inc. , 4 .63% , 10/15/28 , Callable 11/15/25 @ 100 .................... 500 499
CITGO Petroleum Corp. , 8 .38% , 1/15/29 , Callable 12/5/25 @ 104.19 (a) ............... 7,682 7,995
Coterra Energy, Inc. , 5 .40% , 2/15/35 , Callable 11/15/34 @ 100 ...................... 3,695 3,722
CQP Holdco LP/BIP-V Chinook Holdco LLC , 5 .50% , 6/15/31 , Callable 6/15/26 @ 102.75 (a) 1,000 990
Diamondback Energy, Inc.
5 .40% , 4/18/34 , Callable 1/18/34 @ 100 .................................. 1,843 1,881
5 .75% , 4/18/54 , Callable 10/18/53 @ 100 ................................. 626 602
DT Midstream, Inc. , 5 .80% , 12/15/34 , Callable 9/15/34 @ 100 (a) .................... 1,808 1,869
Eastern Energy Gas Holdings LLC , 5 .80% , 1/15/35 , Callable 10/15/34 @ 100 ........... 4,319 4,553
Enterprise Products Operating LLC , 5 .20% , 1/15/36 , Callable 10/15/35 @ 100 ........... 3,760 3,831
Evergy Missouri West Storm Funding I LLC , 5 .10% , 12/1/38 ....................... 3,040 3,129
Florida Gas Transmission Co. LLC , 5 .75% , 7/15/35 , Callable 4/15/35 @ 100 (a) .......... 2,769 2,879
Helmerich & Payne, Inc. , 5 .50% , 12/1/34 , Callable 9/1/34 @ 100 (k) .................. 1,342 1,321
Occidental Petroleum Corp. , 6 .45% , 9/15/36 ................................... 1,333 1,415
ONEOK, Inc.
5 .40% , 10/15/35 , Callable 7/15/35 @ 100 ................................. 3,514 3,528
5 .15% , 10/15/43 , Callable 4/15/43 @ 100 ................................. 702 643
Permian Resources Operating LLC , 6 .25% , 2/1/33 , Callable 8/1/27 @ 103.13 (a) .......... 823 838
Plains All American Pipeline LP/PAA Finance Corp. , 5 .70% , 9/15/34 , Callable 6/15/34 @ 100 1,733 1,782
Viper Energy Partners LLC , 5 .70% , 8/1/35 , Callable 5/1/35 @ 100 .................... 2,712 2,762
Vnom Sub, Inc. , 5 .38% , 11/1/27 (a) .......................................... 13,400 13,400
61,445
Financials (6.1%):
Acrisure LLC/Acrisure Finance, Inc. , 6 .75% , 7/1/32 , Callable 7/1/28 @ 103.38 (a) ......... 1,650 1,693
American Express Co.
5 .28% ( SOFR + 142 bps ) , 7/26/35 , Callable 7/26/34 @ 100 (b) .................... 675 696
4 .80% ( SOFR + 124 bps ) , 10/24/36 , Callable 10/24/35 @ 100 (b) .................. 2,658 2,628
American National Global Funding , 5 .55% , 1/28/30 (a) ............................ 2,538 2,615
Amrize Finance US LLC , 5 .40% , 4/7/35 , Callable 1/7/35 @ 100 (a) ................... 2,222 2,293

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
18
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Arthur J. Gallagher & Co.
5 .45% , 7/15/34 , Callable 4/15/34 @ 100 .................................. $ 671 $ 697
5 .55% , 2/15/55 , Callable 8/15/54 @ 100 .................................. 1,658 1,614
Athene Global Funding , 2 .67% , 6/7/31 (a) ...................................... 3,000 2,672
Bank of America Corp.
2 .30% ( SOFR + 122 bps ) , 7/21/32 , Callable 7/21/31 @ 100 (b) .................... 2,000 1,779
2 .48% ( H15T5Y + 120 bps ) , 9/21/36 , Callable 9/21/31 @ 100 (b) .................. 2,050 1,786
Blackstone REG Finance Co. LLC , 4 .95% , 2/15/36 , Callable 11/15/35 @ 100 ............ 3,788 3,759
Block, Inc. , 6 .00% , 8/15/33 , Callable 8/15/28 @ 103 (a) ............................ 3,499 3,577
Blue Owl Finance LLC , 6 .25% , 4/18/34 , Callable 1/18/34 @ 100 ..................... 2,282 2,368
BMW US Capital LLC , 5 .20% , 8/11/35 , Callable 5/11/35 @ 100 (a) ................... 2,353 2,378
Boost Newco Borrower LLC , 7 .50% , 1/15/31 , Callable 1/15/27 @ 103.75 (a) ............ 36,196 38,369
Brown & Brown, Inc.
5 .65% , 6/11/34 , Callable 3/11/34 @ 100 .................................. 930 962
5 .55% , 6/23/35 , Callable 3/23/35 @ 100 .................................. 2,084 2,145
6 .25% , 6/23/55 , Callable 12/12/54 @ 100 ................................. 872 917
Capital One Financial Corp. , 2 .36% ( SOFR + 134 bps ) , 7/29/32 , Callable 7/29/31 @ 100 (b) ... 3,500 3,038
Citigroup, Inc.
3 .88% ( H15T5Y + 342 bps ) , Callable 2/18/26 @ 100 (b) (g) ...................... 2,288 2,273
4 .00% ( H15T5Y + 360 bps ) , Callable 12/10/25 @ 100 (b) (g) ..................... 2,435 2,430
Clearinghouse Community Development Financial Institution , 7 .00% , 10/15/30 , Callable
9/15/30 @ 100 (a) ................................................... 2,650 2,793
Compeer Financial FLCA/Compeer Financial PCA , 3 .38% ( SOFR + 197 bps ) , 6/1/36 , Callable
6/1/31 @ 100 (a) (b) .................................................. 978 619
Cullen/Frost Bankers, Inc. , 4 .50% , 3/17/27 , Callable 2/17/27 @ 100 ................... 1,000 995
First Horizon Bank , 5 .75% , 5/1/30 , Callable 2/1/30 @ 100 ......................... 2,500 2,580
Fiserv, Inc.
5 .25% , 8/11/35 , Callable 5/11/35 @ 100 .................................. 10,360 10,324
4 .40% , 7/1/49 , Callable 1/1/49 @ 100 .................................... 3,661 2,937
Focus Financial Partners LLC , 6 .75% , 9/15/31 , Callable 9/15/27 @ 103.38 (a) ............ 226 233
Ford Motor Credit Co. LLC
5 .11% , 5/3/29 , Callable 2/3/29 @ 100 .................................... 3,496 3,482
6 .13% , 3/8/34 , Callable 12/8/33 @ 100 ................................... 3,162 3,195
6 .50% , 2/7/35 , Callable 11/7/34 @ 100 ................................... 3,799 3,931
5 .87% , 10/31/35 , Callable 7/31/35 @ 100 ................................. 7,577 7,486
Global Atlantic Fin Co. , 7 .95% , 6/15/33 , Callable 3/15/33 @ 100 (a) ................... 1,675 1,917
Global Payments, Inc.
4 .15% , 8/15/49 , Callable 2/15/49 @ 100 .................................. 2,388 1,800
5 .95% , 8/15/52 , Callable 2/15/52 @ 100 (k) ................................ 1,416 1,373
HAT Holdings I LLC/HAT Holdings II LLC , 8 .00% , 6/15/27 , Callable 3/15/27 @ 100 (a) .... 2,382 2,475
Huntington Bancshares, Inc. , 2 .49% ( H15T5Y + 117 bps ) , 8/15/36 , Callable 8/15/31 @ 100 (b) . 3,398 2,913
Jane Street Group/JSG Finance, Inc. , 6 .75% , 5/1/33 , Callable 5/1/28 @ 103.38 (a) ......... 8,385 8,743
Janus Henderson US Holdings, Inc. , 5 .45% , 9/10/34 , Callable 6/10/34 @ 100 ............ 2,027 2,046
Jefferies Finance LLC/JFIN Co-Issuer Corp. , 6 .63% , 10/15/31 , Callable 10/15/27 @ 103.31 (a) 1,771 1,746
JPMorgan Chase & Co.
5 .77% ( SOFR + 149 bps ) , 4/22/35 , Callable 4/22/34 @ 100 (b) .................... 1,914 2,042
5 .58% ( SOFR + 164 bps ) , 7/23/36 , Callable 7/23/35 @ 100 (b) .................... 3,628 3,760
4 .81% ( SOFR + 119 bps ) , 10/22/36 , Callable 10/22/35 @ 100 (b) .................. 5,336 5,318
KeyCorp
4 .79% ( SOFRINDX + 206 bps ) , 6/1/33 , Callable 6/1/32 @ 100 , MTN (b) ............ 1,557 1,549
6 .40% ( SOFRINDX + 242 bps ) , 3/6/35 , Callable 3/6/34 @ 100 (b) ................. 3,445 3,728
KeyCorp Capital II , 6 .88% , 3/17/29 .......................................... 750 773
KKR & Co., Inc. , 5 .10% , 8/7/35 , Callable 5/7/35 @ 100 ........................... 4,276 4,263
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. , 7 .00% , 7/15/31 ,
Callable 7/15/27 @ 103.5 (a) ........................................... 3,127 3,281
LPL Holdings, Inc. , 5 .65% , 3/15/35 , Callable 12/15/34 @ 100 ....................... 1,568 1,598
M&T Bank Corp. , 5 .40% ( H15T5Y + 143 bps ) , 7/30/35 , Callable 7/30/30 @ 100 (b) ........ 3,252 3,274
Marsh & McLennan Cos., Inc. , 5 .40% , 3/15/55 , Callable 9/15/54 @ 100 ............... 513 505
MassMutual Global Funding II , 5 .05% , 8/26/35 (a) ............................... 12,871 12,970
MetLife, Inc. , 9 .25% , 4/8/38 , Callable 4/8/33 @ 100 (a) ............................ 3,431 4,137
Mobius Merger Sub, Inc. , 9 .00% , 6/1/30 , Callable 6/1/26 @ 104.5 (a) .................. 5,647 4,668

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
19
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Morgan Stanley
5 .32% ( SOFR + 156 bps ) , 7/19/35 , Callable 7/19/34 @ 100 (b) .................... $ 1,533 $ 1,581
2 .48% ( SOFR + 136 bps ) , 9/16/36 , Callable 9/16/31 @ 100 (b) .................... 1,677 1,461
4 .89% ( SOFR + 131 bps ) , 10/22/36 , Callable 10/22/35 @ 100 (b) .................. 5,316 5,286
Morgan Stanley Private Bank NA , 4 .73% ( SOFR + 108 bps ) , 7/18/31 , Callable 7/18/30 @ 100 (b) 3,596 3,652
MSCI, Inc. , 5 .25% , 9/1/35 , Callable 6/1/35 @ 100 ............................... 2,332 2,339
New York Life Global Funding , 5 .35% , 1/23/35 (a) ............................... 5,230 5,443
Northern Trust Corp. , 6 .13% , 11/2/32 , Callable 8/2/32 @ 100 ....................... 912 996
Penske Truck Leasing Co. LP/PTL Finance Corp. , 6 .20% , 6/15/30 , Callable 4/15/30 @ 100 (a) 293 313
PPL Capital Funding, Inc. , 5 .25% , 9/1/34 , Callable 6/1/34 @ 100 ..................... 690 707
Raymond James Financial, Inc. , 4 .90% , 9/11/35 , Callable 6/11/35 @ 100 ............... 5,050 5,002
Rocket Cos., Inc. , 6 .38% , 8/1/33 , Callable 8/1/28 @ 103.19 (a) ....................... 386 402
Ryan Specialty LLC , 5 .88% , 8/1/32 , Callable 8/1/27 @ 102.94 (a) .................... 3,760 3,824
Santander Holdings USA, Inc. , 6 .34% ( SOFR + 214 bps ) , 5/31/35 , Callable 5/31/34 @ 100 (b) (k) 2,344 2,489
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. , 6 .75% , 8/15/32 , Callable 8/15/27 @
103.38 (a) ......................................................... 250 258
State Street Corp. , 6 .12% ( SOFR + 196 bps ) , 11/21/34 , Callable 11/21/33 @ 100 (b) ......... 3,588 3,889
Stonepeak Nile Parent LLC , 7 .25% , 3/15/32 , Callable 3/15/28 @ 103.63 (a) ............. 2,242 2,373
Swepco Storm Recovery Funding LLC , 4 .88% , 9/1/39 ............................ 4,751 4,822
Synovus Financial Corp. , 7 .54% ( USISOA05 + 338 bps ) , 2/7/29 (b) .................... 4,787 4,966
The Bank of New York Mellon Corp.
5 .19% ( SOFR + 142 bps ) , 3/14/35 , Callable 3/14/34 @ 100 (b) .................... 1,177 1,212
5 .61% ( SOFR + 177 bps ) , 7/21/39 , Callable 7/21/34 @ 100 (b) .................... 2,668 2,791
The Carlyle Group, Inc. , 5 .05% , 9/19/35 , Callable 6/19/35 @ 100 .................... 5,355 5,301
The Charles Schwab Corp.
4 .00% ( H15T5Y + 317 bps ) , Callable 6/1/26 @ 100 (b) (g) ....................... 2,292 2,268
5 .85% ( SOFR + 250 bps ) , 5/19/34 , Callable 5/19/33 @ 100 (b) .................... 559 598
The Goldman Sachs Group, Inc. , 5 .85% ( SOFR + 155 bps ) , 4/25/35 , Callable 4/25/34 @ 100 (b) 2,231 2,376
The Northwestern Mutual Life Insurance Co. , 6 .17% , 5/29/55 , Callable 11/29/54 @ 100 (a) .. 3,315 3,562
The PNC Financial Services Group, Inc.
5 .68% ( SOFR + 190 bps ) , 1/22/35 , Callable 1/22/34 @ 100 (b) .................... 650 686
5 .58% ( SOFR + 139 bps ) , 1/29/36 , Callable 1/29/35 @ 100 (b) (k) .................. 3,565 3,722
5 .37% ( SOFR + 142 bps ) , 7/21/36 , Callable 7/21/35 @ 100 (b) .................... 4,031 4,141
Toyota Motor Credit Corp. , 5 .35% , 1/9/35 ..................................... 4,285 4,500
TPG Operating Group II LP , 5 .38% , 1/15/36 , Callable 10/15/35 @ 100 ................. 4,277 4,276
Truist Financial Corp.
4 .95% ( H15T5Y + 461 bps ) , Callable 11/13/25 @ 100 (b) (g) ..................... 12,301 12,286
5 .10% ( H15T10Y + 435 bps ) , Callable 3/1/30 @ 100 (b) (g) (k) .................... 1,886 1,893
4 .96% ( SOFR + 140 bps ) , 10/23/36 , Callable 10/23/35 @ 100 , MTN (b) ............. 2,658 2,618
U.S. Bancorp
4 .97% ( SOFR + 211 bps ) , 7/22/33 , Callable 7/22/32 @ 100 (b) .................... 2,465 2,472
4 .84% ( SOFR + 160 bps ) , 2/1/34 , Callable 2/1/33 @ 100 (b) ...................... 2,000 2,011
Veritex Holdings, Inc. , 7 .88% ( TSFR3M + 400 bps ) , 10/15/30 , Callable 1/15/26 @ 100 (b) .... 2,430 2,421
Voyager Parent LLC , 9 .25% , 7/1/32 , Callable 7/1/28 @ 104.63 (a) .................... 7,200 7,553
Wells Fargo & Co. , 3 .90% ( H15T5Y + 345 bps ) , Callable 3/15/26 @ 100 (b) (g) ............ 18,527 18,404
Willis North America, Inc.
5 .35% , 5/15/33 , Callable 2/15/33 @ 100 .................................. 200 207
5 .90% , 3/5/54 , Callable 9/5/53 @ 100 .................................... 1,062 1,075
330,319
Health Care (1.5%):
180 Medical, Inc. , 5 .30% , 10/8/35 , Callable 7/8/35 @ 100 (a) ........................ 880 871
Agilent Technologies, Inc. , 4 .75% , 9/9/34 , Callable 6/9/34 @ 100 .................... 82 82
Alcon Finance Corp. , 5 .75% , 12/6/52 , Callable 6/6/52 @ 100 (a) ..................... 172 177
Bayer US Finance II LLC , 4 .63% , 6/25/38 , Callable 12/25/37 @ 100 (a) ................ 2,000 1,810
Bon Secours Charity Health System, Inc. , 5 .25% , 11/1/25 .......................... 5,000 5,000
Boston Medical Center Corp. , 3 .91% , 7/1/28 ................................... 3,000 2,945
Centene Corp.
4 .63% , 12/15/29 , Callable 12/5/25 @ 102.31 ............................... 11,727 11,377
2 .50% , 3/1/31 , Callable 12/1/30 @ 100 ................................... 3,659 3,151
CHS/Community Health Systems, Inc. , 4 .75% , 2/15/31 , Callable 2/15/26 @ 102.38 (a) ..... 500 446
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC , 6 .63% , 7/15/30 ,
Callable 7/16/26 @ 103.31 (a) (k) ........................................ 9,117 9,358
CVS Health Corp. , 6 .75% ( H15T5Y + 252 bps ) , 12/10/54 , Callable 9/10/34 @ 100 (b) ....... 918 955

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
20
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
DENTSPLY SIRONA, Inc.
3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................................... $ 9,147 $ 8,488
8 .38% ( H15T5Y + 438 bps ) , 9/12/55 , Callable 6/12/30 @ 100 (b) .................. 6,599 6,800
Eastern Maine Healthcare Systems , 3 .71% , 7/1/26 ............................... 3,115 3,130
HCA, Inc.
5 .60% , 4/1/34 , Callable 1/1/34 @ 100 .................................... 69 72
5 .75% , 3/1/35 , Callable 12/1/34 @ 100 ................................... 2,174 2,280
5 .70% , 11/15/55 , Callable 5/15/55 @ 100 .................................. 5,306 5,175
Health Care Service Corp. A Mutual Legal Reserve Co. , 5 .88% , 6/15/54 , Callable 12/15/53 @
100 (a) ........................................................... 927 914
Orlando Health Obligated Group , 5 .48% , 10/1/35 , Callable 4/1/35 @ 100 ............... 245 257
Solventum Corp. , 5 .60% , 3/23/34 , Callable 12/23/33 @ 100 ........................ 779 810
Takeda US Financing, Inc. , 5 .20% , 7/7/35 , Callable 4/7/35 @ 100 .................... 3,225 3,282
The Cigna Group , 5 .25% , 1/15/36 , Callable 10/15/35 @ 100 ........................ 3,884 3,944
Thermo Fisher Scientific, Inc. , 4 .89% , 10/7/37 , Callable 7/7/37 @ 100 ................. 3,813 3,785
UnitedHealth Group, Inc. , 5 .63% , 7/15/54 , Callable 1/15/54 @ 100 ................... 1,060 1,056
Universal Health Services, Inc. , 5 .05% , 10/15/34 , Callable 7/15/34 @ 100 .............. 2,742 2,685
Zimmer Biomet Holdings, Inc. , 5 .20% , 9/15/34 , Callable 6/15/34 @ 100 ............... 1,337 1,369
Zoetis, Inc. , 5 .00% , 8/17/35 , Callable 5/17/35 @ 100 ............................. 3,714 3,749
83,968
Industrials (3.2%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 1,177 1,057
Air Lease Corp. , 4 .65% ( H15T5Y + 408 bps ) , Callable 6/15/26 @ 100 (b) (g) .............. 458 451
Alaska Airlines Pass Through Trust , 4 .80% , 8/15/27 (a) ............................ 3,648 3,658
American Airlines Pass Through Trust
3 .60% , 10/15/29 .................................................... 1,188 1,125
5 .65% , 11/11/34 .................................................... 1,624 1,642
American Builders & Contractors Supply Co., Inc. , 4 .00% , 1/15/28 , Callable 12/5/25 @ 100 (a) 3,492 3,440
Aon North America, Inc. , 5 .75% , 3/1/54 , Callable 9/1/53 @ 100 ..................... 840 848
Ashtead Capital, Inc. , 5 .50% , 8/11/32 , Callable 5/11/32 @ 100 (a) .................... 1,250 1,289
BlueLinx Holdings, Inc. , 6 .00% , 11/15/29 , Callable 12/5/25 @ 101.5 (a) ................ 2,030 1,994
British Airways Pass Through Trust , 3 .35% , 6/15/29 (a) ............................ 1,050 1,013
Carlisle Cos., Inc. , 5 .55% , 9/15/40 , Callable 6/15/40 @ 100 ......................... 2,112 2,142
CRH America Finance, Inc.
5 .50% , 1/9/35 , Callable 10/9/34 @ 100 ................................... 3,263 3,404
5 .00% , 2/9/36 , Callable 11/9/35 @ 100 ................................... 5,332 5,342
5 .88% , 1/9/55 , Callable 7/9/54 @ 100 .................................... 631 660
Delta Air Lines Pass Through Trust , 2 .50% , 6/10/28 .............................. 3,015 2,897
Delta Air Lines, Inc.
3 .75% , 10/28/29 , Callable 7/28/29 @ 100 ................................. 1,681 1,636
5 .25% , 7/10/30 , Callable 6/10/30 @ 100 .................................. 140 143
Esab Corp. , 6 .25% , 4/15/29 , Callable 4/15/26 @ 103.13 (a) ......................... 458 469
Extra Space Storage LP , 5 .35% , 1/15/35 , Callable 10/15/34 @ 100 .................... 1,989 2,034
GATX Corp. , 5 .50% , 6/15/35 , Callable 3/15/35 @ 100 ............................ 2,653 2,720
Hawaiian Airlines Pass Through Certificates , 3 .90% , 1/15/26 ........................ 3,885 3,861
HEICO Corp. , 5 .35% , 8/1/33 , Callable 5/1/33 @ 100 ............................. 694 722
Hubbell, Inc. , 4 .80% , 11/15/35 , Callable 8/15/35 @ 100 ........................... 1,136 1,131
JetBlue Pass Through Trust
7 .75% , 11/15/28 .................................................... 2,652 2,664
2 .75% , 5/15/32 .................................................... 1,267 1,120
JH North America Holdings, Inc. , 6 .13% , 7/31/32 , Callable 7/31/28 @ 103.06 (a) ......... 8,060 8,272
Kennametal, Inc. , 4 .63% , 6/15/28 , Callable 3/15/28 @ 100 ......................... 487 490
Lincoln Center for the Performing Arts, Inc. , 3 .71% , 12/1/35 , Callable 9/1/35 @ 100 ....... 1,475 1,321
Lockheed Martin Corp. , 5 .00% , 8/15/35 , Callable 5/15/35 @ 100 ..................... 3,259 3,327
MasTec, Inc. , 5 .90% , 6/15/29 , Callable 5/15/29 @ 100 ............................ 1,054 1,102
Northwestern Mutual Global Funding , 4 .96% , 1/13/30 (a) .......................... 1,897 1,947
Otis Worldwide Corp. , 5 .13% , 9/4/35 , Callable 6/4/35 @ 100 ....................... 2,071 2,102
Paychex, Inc. , 5 .60% , 4/15/35 , Callable 1/15/35 @ 100 ............................ 2,136 2,230
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 ...................... 177 190
Resideo Funding, Inc. , 6 .50% , 7/15/32 , Callable 7/15/27 @ 103.25 (a) ................. 1,523 1,558
Roller Bearing Co. of America, Inc. , 4 .38% , 10/15/29 , Callable 12/5/25 @ 101.09 (a) ....... 429 420
RXO, Inc. , 7 .50% , 11/15/27 , Callable 12/5/25 @ 101.88 (a) ......................... 9,910 10,125
Southwest Airlines Co. , 5 .25% , 11/15/35 , Callable 8/15/35 @ 100 .................... 12,505 12,218

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
21
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Spirit AeroSystems, Inc.
9 .38% , 11/30/29 , Callable 12/5/25 @ 104.69 (a) ............................. $ 5,467 $ 5,744
9 .75% , 11/15/30 , Callable 11/15/26 @ 104.88 (a) ............................ 20,517 22,541
Textron, Inc. , 4 .95% , 3/15/36 , Callable 12/15/35 @ 100 ........................... 2,652 2,625
The Boeing Co.
6 .88% , 3/15/39 .................................................... 17,585 20,017
5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 7,314 7,276
6 .86% , 5/1/54 , Callable 11/1/53 @ 100 ................................... 1,940 2,211
The Timken Co. , 4 .13% , 4/1/32 , Callable 1/1/32 @ 100 ............................ 1,194 1,147
United Airlines Pass Through Trust
4 .00% , 4/11/26 ..................................................... 5,619 5,606
3 .50% , 5/1/28 ..................................................... 2,071 2,004
5 .88% , 2/15/37 .................................................... 1,749 1,785
United Airlines, Inc. , 4 .63% , 4/15/29 , Callable 10/15/28 @ 100 (a) .................... 1,021 1,011
Weir Group, Inc. , 5 .35% , 5/6/30 , Callable 4/6/30 @ 100 (a) ......................... 3,204 3,289
XPO, Inc. , 6 .25% , 6/1/28 , Callable 11/15/25 @ 103.13 (a) .......................... 2,687 2,743
170,763
Information Technology (1.0%):
Atlassian Corp. , 5 .50% , 5/15/34 , Callable 2/15/34 @ 100 .......................... 2,441 2,511
Cadence Design Systems, Inc. , 4 .70% , 9/10/34 , Callable 6/10/34 @ 100 ................ 542 543
Dell International LLC/EMC Corp. , 5 .10% , 2/15/36 , Callable 11/15/35 @ 100 ........... 3,977 3,936
Fair Isaac Corp. , 6 .00% , 5/15/33 , Callable 5/15/28 @ 103 (a) ........................ 762 778
Foundry JV Holdco LLC
6 .40% , 1/25/38 , Callable 10/25/37 @ 100 (a) ............................... 5,814 6,267
6 .30% , 1/25/39 , Callable 10/25/38 @ 100 (a) ............................... 3,006 3,200
Keysight Technologies, Inc. , 4 .95% , 10/15/34 , Callable 7/15/34 @ 100 ................ 1,864 1,877
Micron Technology, Inc. , 6 .05% , 11/1/35 , Callable 8/2/35 @ 100 ..................... 2,563 2,745
Oracle Corp.
5 .20% , 9/26/35 , Callable 6/26/35 @ 100 .................................. 5,337 5,252
3 .85% , 7/15/36 , Callable 1/15/36 @ 100 .................................. 2,403 2,095
5 .95% , 9/26/55 , Callable 3/26/55 @ 100 .................................. 10,283 9,748
Qnity Electronics, Inc. , 5 .75% , 8/15/32 , Callable 8/15/28 @ 102.88 (a) ................. 6,879 6,997
Roper Technologies, Inc. , 5 .10% , 9/15/35 , Callable 6/15/35 @ 100 ................... 4,667 4,697
South Bow USA Infrastructure Holdings LLC , 5 .58% , 10/1/34 , Callable 7/1/34 @ 100 ..... 1,887 1,894
Synopsys, Inc. , 5 .15% , 4/1/35 , Callable 1/1/35 @ 100 ............................. 1,409 1,431
TD SYNNEX Corp. , 5 .30% , 10/10/35 , Callable 7/10/35 @ 100 ...................... 2,667 2,662
Trimble, Inc. , 6 .10% , 3/15/33 , Callable 12/15/32 @ 100 ........................... 1 1
56,634
Materials (1.1%):
Amcor Flexibles North America, Inc. , 5 .50% , 3/17/35 , Callable 12/17/34 @ 100 .......... 3,291 3,403
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ 1,736 1,619
Ecolab, Inc. , 5 .00% , 9/1/35 , Callable 6/1/35 @ 100 ............................... 1,363 1,390
Huntsman International LLC
4 .50% , 5/1/29 , Callable 2/1/29 @ 100 .................................... 4,950 4,576
2 .95% , 6/15/31 , Callable 3/15/31 @ 100 .................................. 4,449 3,581
LYB International Finance III LLC , 3 .38% , 10/1/40 , Callable 4/1/40 @ 100 ............. 14,786 10,941
Martin Marietta Materials, Inc.
5 .15% , 12/1/34 , Callable 9/1/34 @ 100 ................................... 851 870
5 .50% , 12/1/54 , Callable 6/1/54 @ 100 ................................... 1,519 1,517
Olin Corp.
5 .00% , 2/1/30 , Callable 12/5/25 @ 101.25 ................................. 1,725 1,675
6 .63% , 4/1/33 , Callable 4/1/28 @ 103.31 (a) ................................ 7,182 7,119
Packaging Corp. of America , 5 .20% , 8/15/35 , Callable 5/15/35 @ 100 ................. 2,107 2,143
Panther Escrow Issuer LLC , 7 .13% , 6/1/31 , Callable 6/1/27 @ 103.56 (a) ............... 1,363 1,409
Reliance, Inc. , 6 .85% , 11/15/36 ............................................. 1,862 2,102
Sonoco Products Co. , 5 .00% , 9/1/34 , Callable 6/1/34 @ 100 (k) ...................... 2,123 2,094
Syensqo Finance America LLC , 5 .85% , 6/4/34 , Callable 3/4/34 @ 100 (a) ............... 2,219 2,320
The Dow Chemical Co.
5 .65% , 3/15/36 , Callable 12/15/35 @ 100 (k) ............................... 5,048 5,052
6 .90% , 5/15/53 , Callable 11/15/52 @ 100 .................................. 198 210
The Sherwin-Williams Co. , 5 .15% , 8/15/35 , Callable 5/15/35 @ 100 .................. 3,621 3,685

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
22
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Vulcan Materials Co.
5 .35% , 12/1/34 , Callable 9/1/34 @ 100 ................................... $ 1,873 $ 1,935
5 .70% , 12/1/54 , Callable 6/1/54 @ 100 ................................... 256 262
57,903
Real Estate (0.9%):
Alexandria Real Estate Equities, Inc. , 5 .50% , 10/1/35 , Callable 7/1/35 @ 100 ............ 1,608 1,638
American Assets Trust LP , 6 .15% , 10/1/34 , Callable 7/1/34 @ 100 .................... 1,935 1,967
American Tower Trust #1 , 5 .49% , 3/15/28 , Callable 3/15/27 @ 100 (a) ................. 3,740 3,806
Boston Properties LP , 2 .45% , 10/1/33 , Callable 7/1/33 @ 100 ....................... 1,048 861
CBRE Services, Inc. , 5 .50% , 6/15/35 , Callable 3/15/35 @ 100 ....................... 3,222 3,324
CoStar Group, Inc. , 2 .80% , 7/15/30 , Callable 4/15/30 @ 100 (a) ...................... 2,446 2,236
EPR Properties , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 .......................... 740 684
Healthpeak OP LLC , 5 .38% , 2/15/35 , Callable 11/15/34 @ 100 ...................... 1,376 1,407
Keenan Development Associates of Tennessee LLC (INS - XL Capital Assurance) , 5 .02% ,
7/15/28 (a) ........................................................ 140 140
Kilroy Realty LP , 6 .25% , 1/15/36 , Callable 10/15/35 @ 100 ........................ 1,754 1,809
Public Storage Operating Co. , 5 .00% , 7/1/35 , Callable 4/1/35 @ 100 .................. 3,461 3,506
Regency Centers LP , 5 .10% , 1/15/35 , Callable 10/15/34 @ 100 ...................... 1,703 1,725
SBA Tower Trust
2 .33% , 1/15/28 , Callable 7/15/26 @ 100 (a) ................................ 3,000 2,856
6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ................................ 2,947 3,018
4 .83% , 10/15/29 , Callable 10/15/27 @ 100 (a) ............................... 9,035 9,059
2 .59% , 10/15/31 (a) .................................................. 5,000 4,418
The Howard Hughes Corp. , 4 .38% , 2/1/31 , Callable 2/1/26 @ 102.19 (a) ................ 50 47
The NHP Foundation , 6 .00% , 12/1/33 , Callable 6/1/33 @ 100 ....................... 2,821 3,044
VICI Properties LP , 5 .63% , 4/1/35 , Callable 1/1/35 @ 100 .......................... 2,359 2,402
47,947
Utilities (1.3%):
Black Hills Corp. , 6 .00% , 1/15/35 , Callable 10/15/34 @ 100 ........................ 511 544
Calpine Corp.
5 .13% , 3/15/28 , Callable 12/5/25 @ 100.85 (a) .............................. 4,280 4,280
5 .00% , 2/1/31 , Callable 2/1/26 @ 102.5 (a) ................................. 31,225 31,261
CenterPoint Energy Houston Electric LLC , 5 .05% , 3/1/35 , Callable 12/1/34 @ 100 ........ 2,777 2,811
CMS Energy Corp. , 4 .75% ( H15T5Y + 412 bps ) , 6/1/50 , Callable 3/1/30 @ 100 (b) ......... 959 944
DTE Energy Co. , 5 .85% , 6/1/34 , Callable 3/1/34 @ 100 ........................... 708 754
Duke Energy Corp.
5 .45% , 6/15/34 , Callable 3/15/34 @ 100 .................................. 1,703 1,774
4 .95% , 9/15/35 , Callable 6/15/35 @ 100 .................................. 4,661 4,635
Duke Energy Progress SC Storm Funding LLC , 5 .40% , 3/1/44 ....................... 2,263 2,347
Duquesne Light Holdings, Inc. , 2 .78% , 1/7/32 , Callable 10/7/31 @ 100 (a) .............. 733 652
Entergy Louisiana LLC , 5 .15% , 9/15/34 , Callable 6/15/34 @ 100 .................... 1,048 1,074
Essex Portfolio LP , 5 .50% , 4/1/34 , Callable 1/1/34 @ 100 .......................... 1,753 1,824
Gulfstream Natural Gas System LLC , 5 .60% , 7/23/35 , Callable 4/23/35 @ 100 (a) ......... 3,822 3,917
Interstate Power and Light Co. , 5 .60% , 6/29/35 , Callable 3/29/35 @ 100 ............... 4,255 4,439
Oncor Electric Delivery Co. LLC , 5 .35% , 4/1/35 , Callable 1/1/35 @ 100 (a) ............. 2,354 2,442
Public Service Co. of Oklahoma , 5 .45% , 1/15/36 , Callable 10/15/35 @ 100 ............. 2,701 2,769
The Southern Co. , 4 .00% ( H15T5Y + 373 bps ) , 1/15/51 , Callable 11/17/25 @ 100 (b) ........ 1,749 1,744
68,211
Total Corporate Bonds (Cost $1,068,732)
a
a
a
1,085,400
Yankee Dollars (3.6%)
Communication Services (0.1%):
Flutter Treasury DAC , 5 .88% , 6/4/31 , Callable 4/15/27 @ 102.94 (a) .................. 5,586 5,663
Rogers Communications, Inc. , 3 .80% , 3/15/32 , Callable 12/15/31 @ 100 ............... 722 681
Zegona Finance PLC , 8 .63% , 7/15/29 , Callable 7/15/26 @ 104.31 (a) .................. 1,181 1,256
7,600
Consumer Discretionary (0.8%):
Brightstar Lottery PLC
6 .25% , 1/15/27 , Callable 7/15/26 @ 100 (a) ................................ 1,402 1,416
5 .25% , 1/15/29 , Callable 12/5/25 @ 101.31 (a) .............................. 9,932 9,897

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
23
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Carnival Corp.
7 .00% , 8/15/29 , Callable 8/15/26 @ 103.5 (a) ............................... $ 5,852 $ 6,152
6 .13% , 2/15/33 , Callable 2/15/28 @ 103.06 (a) .............................. 2,388 2,463
Flutter Treasury DAC , 6 .38% , 4/29/29 , Callable 4/15/26 @ 103.19 (a) ................. 4,820 4,993
Gildan Activewear, Inc. , 5 .40% , 10/7/35 , Callable 7/7/35 @ 100 (a) ................... 2,101 2,092
NCL Corp. Ltd. , 6 .75% , 2/1/32 , Callable 2/1/28 @ 103.38 (a) ........................ 2,977 3,060
Royal Caribbean Cruises Ltd.
5 .63% , 9/30/31 , Callable 9/30/27 @ 102.81 (a) .............................. 2,637 2,685
6 .25% , 3/15/32 , Callable 3/15/27 @ 103.13 (a) .............................. 7,602 7,842
6 .00% , 2/1/33 , Callable 8/1/27 @ 103 (a) .................................. 1,809 1,857
42,457
Consumer Staples (0.3%):
Alimentation Couche-Tard, Inc. , 5 .08% , 9/29/35 , Callable 6/29/35 @ 100 (a) ............. 5,337 5,351
Bacardi Ltd./Bacardi-Martini B.V. , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 (a) ........... 121 123
Bacardi-Martini B.V. , 6 .00% , 2/1/35 , Callable 11/1/34 @ 100 (a) ..................... 3,619 3,768
Becle SAB de CV , 2 .50% , 10/14/31 , Callable 7/14/31 @ 100 (a) ...................... 6,306 5,445
14,687
Energy (0.1%):
Aker BP ASA , 5 .13% , 10/1/34 , Callable 7/1/34 @ 100 (a) .......................... 314 308
Enbridge, Inc.
5 .63% , 4/5/34 , Callable 1/5/34 @ 100 .................................... 260 271
5 .75% ( H15T5Y + 531 bps ) , 7/15/80 , Callable 4/15/30 @ 100 (b) .................. 50 51
Harbour Energy PLC , 6 .33% , 4/1/35 , Callable 1/1/35 @ 100 (a) ...................... 591 605
Var Energi ASA , 6 .50% , 5/22/35 , Callable 2/22/35 @ 100 (a) ........................ 3,686 3,918
5,153
Financials (1.7%):
Allianz SE , 6 .35% ( H15T5Y + 323 bps ) , 9/6/53 , Callable 3/6/33 @ 100 (a) (b) ............. 1,200 1,293
AS Mileage Plan IP Ltd. , 5 .31% , 10/20/31 , Callable 8/20/31 @ 100 (a) ................. 8,209 8,184
Ascot Group Ltd. , 6 .35% ( H15T5Y + 238 bps ) , 6/15/35 , Callable 3/15/30 @ 100 (a) (b) ....... 3,383 3,517
Aspen Insurance Holdings Ltd. , 5 .75% , 7/1/30 , Callable 6/1/30 @ 100 ................. 1,202 1,256
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand , 5 .62% ,
12/10/29 , Callable 11/10/29 @ 100 (a) .................................... 544 565
Banco Santander SA , 6 .92% , 8/8/33 ......................................... 2,800 3,107
Bank of Montreal , 3 .09% ( H15T5Y + 140 bps ) , 1/10/37 , Callable 1/10/32 @ 100 (b) ........ 2,149 1,920
Barclays PLC , 3 .56% ( H15T5Y + 290 bps ) , 9/23/35 , Callable 9/23/30 @ 100 (b) ........... 2,700 2,531
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
7 .63% ( H15T5Y + 338 bps ) , 2/11/35 , Callable 2/11/30 @ 100 (a) (b) ................ 2,602 2,742
8 .45% ( H15T5Y + 466 bps ) , 6/29/38 , Callable 6/29/33 @ 100 (a) (b) ................ 1,759 1,946
8 .13% ( H15T5Y + 421 bps ) , 1/8/39 , Callable 1/8/34 @ 100 (a) (b) .................. 1,196 1,302
BNP Paribas SA
2 .87% ( TSFR3M + 139 bps ) , 4/19/32 , Callable 4/19/31 @ 100 (a) (b) ................ 500 454
5 .74% ( SOFR + 188 bps ) , 2/20/35 , Callable 2/20/34 @ 100 (a) (b) (k) ................ 510 535
BP Capital Markets PLC , 4 .88% ( H15T5Y + 440 bps ) , Callable 3/22/30 @ 100 (b) (g) ........ 142 142
BPCE SA , 6 .29% ( SOFR + 204 bps ) , 1/14/36 , Callable 1/14/35 @ 100 (a) (b) .............. 3,123 3,350
Brookfield Asset Management Ltd. , 6 .08% , 9/15/55 , Callable 3/15/55 @ 100 ............ 3,698 3,813
Brookfield Finance, Inc. , 5 .68% , 1/15/35 , Callable 10/15/34 @ 100 ................... 1,849 1,920
Credit Agricole SA , 6 .25% ( SOFR + 267 bps ) , 1/10/35 , Callable 1/10/34 @ 100 (a) (b) ....... 1,977 2,086
Deutsche Bank AG , 5 .40% ( SOFR + 205 bps ) , 9/11/35 , Callable 9/11/34 @ 100 (b) ......... 2,367 2,407
Fidelis Insurance Holdings Ltd. , 7 .75% ( H15T5Y + 428 bps ) , 6/15/55 , Callable 12/15/34 @
100 (b) ........................................................... 4,126 4,450
HSBC Holdings PLC
8 .11% ( SOFR + 425 bps ) , 11/3/33 , Callable 11/3/32 @ 100 (b) .................... 1,200 1,408
6 .80% , 6/1/38 ..................................................... 1,000 1,115
Imperial Brands Finance PLC , 5 .63% , 7/1/35 , Callable 4/1/35 @ 100 (a) ................ 2,149 2,193
ING Groep NV , 6 .11% ( SOFR + 209 bps ) , 9/11/34 , Callable 9/11/33 @ 100 (b) ............ 2,818 3,048
JAB Holdings BV , 3 .75% , 5/28/51 , Callable 11/28/50 @ 100 (a) ...................... 155 108
Lloyds Banking Group PLC , 7 .95% ( H15T1Y + 375 bps ) , 11/15/33 , Callable 8/15/32 @ 100 (b) 1,095 1,275
Macquarie Airfinance Holdings Ltd. , 6 .50% , 3/26/31 , Callable 1/26/31 @ 100 (a) ......... 297 317
Mitsubishi UFJ Financial Group, Inc. , 5 .62% ( H15T1Y + 127 bps ) , 4/24/36 , Callable 4/24/35 @
100 (b) ........................................................... 3,041 3,199
Mizuho Financial Group, Inc. , 5 .58% ( H15T1Y + 130 bps ) , 5/26/35 , Callable 5/26/34 @ 100 (b) 3,252 3,408

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
24
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Nationwide Building Society
4 .00% , 9/14/26 (a) .................................................. $ 1,618 $ 1,614
5 .54% ( SOFR + 165 bps ) , 7/14/36 , Callable 7/14/35 @ 100 (a) (b) .................. 1,556 1,603
Pershing Square Holdings Ltd. , 5 .50% , 10/28/32 , Callable 8/28/32 @ 100 .............. 1,801 1,800
Royal Bank of Canada , 5 .15% , 2/1/34 (k) ...................................... 3,274 3,419
Societe Generale SA
6 .22% ( H15T1Y + 320 bps ) , 6/15/33 , Callable 6/15/32 @ 100 (a) (b) (k) .............. 250 263
5 .44% ( SOFR + 173 bps ) , 10/3/36 , Callable 10/3/35 @ 100 (a) (b) .................. 2,669 2,674
4 .03% ( H15T1Y + 190 bps ) , 1/21/43 , Callable 1/21/42 @ 100 (a) (b) ................ 1,250 972
Sumitomo Mitsui Trust Bank Ltd. , 5 .05% , 3/13/35 (a) ............................. 2,383 2,425
Sumitomo Mitsui Trust Group, Inc. , 5 .42% ( SOFR + 165 bps ) , 9/11/36 , Callable 9/11/35 @
100 (a) (b) ......................................................... 2,240 2,274
The Toronto-Dominion Bank , 5 .15% ( H15T5Y + 150 bps ) , 9/10/34 , Callable 9/10/29 @ 100 (b) 2,787 2,827
UBS Group AG , 5 .01% ( SOFR + 134 bps ) , 3/23/37 , Callable 3/23/36 @ 100 (a) (b) .......... 4,356 4,335
Westpac Banking Corp. , 4 .11% ( H15T5Y + 200 bps ) , 7/24/34 , Callable 7/24/29 @ 100 (b) .... 1,000 981
88,778
Industrials (0.3%):
Air Canada Pass Through Trust , 3 .75% , 12/15/27 (a) .............................. 3,396 3,305
Aircastle Ltd. , 5 .25% ( H15T5Y + 441 bps ) , Callable 6/15/26 @ 100 (a) (b) (g) .............. 1,868 1,860
Avianca Midco 2 PLC , 9 .63% , 2/14/30 , Callable 2/14/27 @ 104.81 (a) ................. 5,051 5,008
Grupo Aeromexico SAB de CV , 8 .63% , 11/15/31 , Callable 11/15/27 @ 104.31 (a) ......... 684 689
Latam Airlines Group SA
7 .88% , 4/15/30 , Callable 10/15/26 @ 103.94 (a) ............................. 482 499
7 .63% , 1/7/31 , Callable 7/7/27 @ 103.81 (a) ................................ 1,602 1,653
LG Energy Solution Ltd. , 5 .50% , 7/2/34 (a) ..................................... 2,362 2,410
nVent Finance SARL , 5 .65% , 5/15/33 , Callable 2/15/33 @ 100 ...................... 1,319 1,380
16,804
Information Technology (0.2%):
Kioxia Holdings Corp. , 6 .63% , 7/24/33 , Callable 7/24/28 @ 103.31 (a) ................. 1,700 1,775
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 9,082 9,454
11,229
Materials (0.1%):
Minera Mexico SA de CV , 5 .63% , 2/12/32 , Callable 12/12/31 @ 100 (a) ................ 5,204 5,390
Real Estate (0.0%):(f)
Ontario Teachers' Cadillac Fairview Properties Trust , 2 .50% , 10/15/31 , Callable 7/15/31 @
100 (a) ........................................................... 880 787
Utilities (0.0%):(f)
GENM Capital Labuan Ltd. , 3 .88% , 4/19/31 , Callable 1/19/31 @ 100 (a) ............... 650 589
Total Yankee Dollars (Cost $187,017)
a
a
a
193,474
Municipal Bonds (4.6%)
Arizona (0.0%):(f)
City of Phoenix Civic Improvement Corp. Revenue , 1 .84% , 7/1/31 , Continuously Callable
@100 ........................................................... 1,000 887
California (0.0%):(f)
California Infrastructure & Economic Development Bank Revenue , Series B , 6 .03% , 7/1/38 . 1,500 1,538
Colorado (0.3%):
Colorado Housing and Finance Authority Revenue
Series C1 , 5 .66% , 11/1/39 , Continuously Callable @100 ....................... 9,065 9,232
Series D-1 , 5 .84% , 5/1/44 , Continuously Callable @100 ....................... 1,300 1,320
Series E-1 , 5 .28% , 11/1/39 , Continuously Callable @102 ...................... 1,585 1,572
Series G-1 , 5 .86% , 11/1/43 , Continuously Callable @100 ...................... 1,255 1,284
13,408
Connecticut (0.1%):
Connecticut Housing Finance Authority Revenue , Series C-2 , 5 .81% , 11/15/39 , Continuously
Callable @100 ..................................................... 4,535 4,668
District of Columbia (0.0%):(f)
District of Columbia Revenue , 2 .68% , 4/1/31 ................................... 1,500 1,300

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
25
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Florida (0.7%):
County of Miami-Dade Aviation Revenue
Series B , 2 .61% , 10/1/32 , Continuously Callable @100 ........................ $ 1,000 $ 896
Series C , 5 .55% , 10/1/43 , Continuously Callable @100 ........................ 980 1,006
Florida Housing Finance Corp. Revenue
Series 4 , 5 .67% , 7/1/39 , Continuously Callable @100 ......................... 4,065 4,184
Series 4 , 5 .88% , 7/1/44 , Continuously Callable @100 ......................... 2,700 2,809
Series 6 , 5 .07% , 7/1/39 , Continuously Callable @100 ......................... 635 623
State Board of Administration Finance Corp. Revenue , Series A , 5 .53% , 7/1/34 , Continuously
Callable @100 ..................................................... 26,804 28,346
37,864
Hawaii (0.1%):
State of Hawaii, GO
Series GN , 4 .64% , 10/1/34 ............................................ 3,360 3,422
Series GN , 5 .11% , 10/1/43 , Continuously Callable @100 ...................... 3,075 3,080
6,502
Idaho (0.2%):
Idaho Housing & Finance Association Revenue
Series A , 5 .67% , 1/1/45 , Continuously Callable @100 ......................... 4,240 4,273
Series C , 5 .43% , 7/1/39 , Continuously Callable @100 ......................... 1,605 1,590
Series D , 5 .76% , 7/1/40 , Continuously Callable @100 ........................ 695 709
Series E , 5 .44% , 7/1/40 , Continuously Callable @100 ......................... 1,530 1,523
8,095
Illinois (0.2%):
City of Chicago, GO , Series D , 5 .90% , 1/1/32 .................................. 1,875 1,915
City of Kankakee, GO (INS - Build America Mutual Assurance Co.) , 5 .28% , 12/1/36 ,
Continuously Callable @100 ........................................... 905 936
Illinois Finance Authority Revenue , 5 .45% , 8/1/38 ............................... 1,500 1,504
Illinois Housing Development Authority Revenue
Series B , 5 .63% , 10/1/41 , Continuously Callable @100 ........................ 2,165 2,185
Series F , 5 .44% , 10/1/39 , Continuously Callable @100 ........................ 3,395 3,406
Sales Tax Securitization Corp. Revenue , Series B , 5 .23% , 1/1/39 , Continuously Callable @100 1,760 1,784
11,730
Indiana (0.1%):
Indiana Finance Authority Revenue , Series B , 3 .08% , 9/15/27 ....................... 1,130 1,081
Indiana Housing & Community Development Authority Revenue
Series A-2 , 5 .83% , 7/1/45 , Continuously Callable @100 ....................... 1,170 1,181
Series C2 , 5 .56% , 7/1/40 , Continuously Callable @100 ........................ 945 949
3,211
Iowa (0.0%):(f)
Iowa Finance Authority Revenue , Series H , 5 .38% , 7/1/39 , Continuously Callable @100 .... 1,180 1,178
Louisiana (0.2%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A , 4 .48% , 8/1/39 .............................................. 12,562 12,237
Series A1-A3 , 5 .08% , 6/1/31 ........................................... 602 613
12,850
Maryland (0.1%):
Maryland Economic Development Corp. Revenue
5 .07% , 11/30/34 .................................................... 905 926
Series B , 4 .25% , 6/1/29 .............................................. 2,490 2,422
Series B , 4 .35% , 6/1/30 .............................................. 1,330 1,285
Series B , 4 .40% , 6/1/31 .............................................. 1,385 1,326
5,959
Massachusetts (0.2%):
Massachusetts Educational Financing Authority Revenue , Series A , 6 .17% , 7/1/50 ,
Continuously Callable @100 ........................................... 8,365 8,596
Massachusetts Housing Finance Agency Revenue , Series 238 , 4 .94% , 12/1/39 , Continuously
Callable @100 ..................................................... 1,985 1,879
Massachusetts State College Building Authority Revenue , Series A , 1 .80% , 5/1/29 , ETM .... 5 5
10,480

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
26
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Michigan (0.1%):
Michigan State Housing Development Authority Revenue , Series E , 5 .10% , 12/1/39 ,
Continuously Callable @100 ........................................... $ 4,485 $ 4,353
Minnesota (0.4%):
Minnesota Housing Finance Agency Revenue
Series D , 5 .58% , 8/1/39 , Continuously Callable @100 ........................ 1,240 1,264
Series J , 5 .62% , 7/1/39 , Continuously Callable @100 ......................... 2,535 2,676
Series M , 5 .73% , 7/1/39 , Continuously Callable @100 ........................ 3,615 3,763
Series M , 5 .92% , 7/1/44 , Continuously Callable @100 ........................ 4,605 4,775
Series P , 5 .39% , 7/1/39 , Continuously Callable @100 ......................... 6,335 6,336
Series V , 5 .88% , 7/1/44 , Continuously Callable @100 ......................... 4,420 4,481
23,295
Nebraska (0.0%):(f)
Nebraska Investment Finance Authority Revenue , Series H , 5 .77% , 3/1/43 , Continuously
Callable @100 ..................................................... 1,980 1,998
Nevada (0.1%):
Nevada Housing Division Revenue
Series B , 5 .68% , 10/1/45 , Continuously Callable @100 ........................ 3,480 3,424
Series D , 5 .79% , 10/1/35 , Continuously Callable @100 ........................ 500 520
Series F , 5 .13% , 10/1/39 , Continuously Callable @100 ........................ 2,260 2,174
6,118
New Hampshire (0.1%):
New Hampshire Business Finance Authority Revenue , Series B , 5 .35% , 11/1/39 , Continuously
Callable @100 ..................................................... 3,580 3,661
New Jersey (0.0%):(f)
New Jersey Housing & Mortgage Finance Agency Revenue
Series L , 5 .64% , 10/1/34 , Continuously Callable @100 ........................ 390 408
Series L , 5 .69% , 4/1/35 , Continuously Callable @100 ......................... 445 466
Series L , 5 .71% , 10/1/35 , Continuously Callable @100 ........................ 420 439
Series N , 5 .85% , 10/1/40 , Continuously Callable @100 ........................ 435 446
South Jersey Transportation Authority Revenue , Series B , 3 .12% , 11/1/26 ............... 450 443
2,202
New York (0.3%):
Metropolitan Transportation Authority Revenue , Series E , 6 .73% , 11/15/30 ............. 1,090 1,177
New York City Housing Development Corp. Revenue
Series C , 5 .71% , 11/1/39 , Continuously Callable @100 ........................ 3,620 3,710
Series C , 5 .90% , 11/1/44 , Continuously Callable @100 ........................ 3,070 3,134
New York City IDA Revenue
2 .34% , 1/1/35 ..................................................... 1,000 804
2 .44% , 1/1/36 ..................................................... 1,250 987
New York City Transitional Finance Authority Future Tax Secured Revenue , Series G-3 ,
5 .11% , 5/1/36 , Continuously Callable @100 ................................ 3,175 3,265
New York State Dormitory Authority Revenue , Series B , 5 .23% , 7/1/35 (k) .............. 1,490 1,555
State of New York Mortgage Agency Homeowner Mortgage Revenue , Series 268 , 5 .57% ,
10/1/40 , Continuously Callable @100 .................................... 1,130 1,136
15,768
North Carolina (0.2%):
City of Charlotte Certificate of Participation , 5 .46% , 6/1/40 , Continuously Callable @100 ... 890 919
North Carolina Housing Finance Agency Revenue
Series 54-B , 5 .60% , 7/1/39 , Continuously Callable @100 ...................... 1,810 1,838
Series 54-B , 5 .81% , 7/1/44 , Continuously Callable @100 ...................... 4,530 4,576
Series 57-B , 5 .80% , 7/1/50 , Continuously Callable @100 ...................... 1,100 1,101
Series 58-B , 5 .98% , 7/1/40 , Continuously Callable @100 ...................... 3,440 3,574
12,008
Ohio (0.0%):(f)
University of Cincinnati Revenue , Series B , 5 .53% , 6/1/40 , Continuously Callable @100 ... 905 923
Oregon (0.1%):
State of Oregon, GO , Series B , 5 .36% , 5/1/39 , Continuously Callable @100 ............. 2,720 2,828
Pennsylvania (0.2%):
Allegheny County Airport Authority Revenue
Series B , 5 .50% , 1/1/36 , Continuously Callable @100 ......................... 895 946

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
27
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series B , 5 .62% , 1/1/37 , Continuously Callable @100 ......................... $ 780 $ 825
Pennsylvania Housing Finance Agency Revenue
Series 145B , 5 .71% , 10/1/39 , Continuously Callable @100 ..................... 2,720 2,759
Series 146B , 5 .56% , 10/1/39 , Continuously Callable @100 ..................... 905 909
Series 147B , 5 .89% , 10/1/44 , Continuously Callable @100 ..................... 1,610 1,622
Series 149B , 5 .97% , 10/1/40 , Continuously Callable @100 ..................... 1,000 1,028
8,089
Rhode Island (0.2%):
Rhode Island Housing & Mortgage Finance Corp. Revenue
Series 83-T , 5 .71% , 10/1/39 , Continuously Callable @100 ..................... 2,715 2,816
Series 83-T , 5 .89% , 10/1/44 , Continuously Callable @100 ..................... 4,530 4,672
Series 84-T , 4 .93% , 10/1/39 , Continuously Callable @100 ..................... 3,615 3,546
11,034
South Carolina (0.0%):(f)
Greenville-Spartanburg Airport District Revenue
Series B , 5 .06% , 7/1/34 .............................................. 210 216
Series B , 5 .11% , 7/1/35 , Continuously Callable @100 ......................... 270 277
493
South Dakota (0.0%):(f)
South Dakota Housing Development Authority Revenue , Series D , 5 .88% , 11/1/40 ,
Continuously Callable @100 ........................................... 525 542
Tennessee (0.1%):
Metropolitan Government Nashville & Davidson County Sports Authority Revenue
Series C , 2 .45% , 8/1/32 , Continuously Callable @100 ......................... 1,500 1,339
Series D , 5 .27% , 7/1/35 .............................................. 1,175 1,248
Tennessee Housing Development Agency Revenue
Series 1B , 5 .64% , 7/1/40 , Continuously Callable @100 ........................ 340 343
Series 2B , 5 .65% , 7/1/39 , Continuously Callable @100 ........................ 2,720 2,757
5,687
Texas (0.2%):
County of Harris Hotel Occupancy Tax Revenue , 5 .26% , 8/15/44 , Continuously Callable @100 1,615 1,591
State of Texas, GO , 5 .36% , 10/1/41 , Continuously Callable @100 .................... 2,000 2,060
Tarrant County Cultural Education Facilities Finance Corp. Revenue , 2 .41% , 9/1/31 ,
Continuously Callable @100 ........................................... 1,000 900
Texas Department of Housing & Community Affairs Revenue
Series D , 5 .55% , 1/1/39 , Continuously Callable @100 ........................ 905 960
Series D , 5 .73% , 1/1/44 , Continuously Callable @100 ........................ 905 943
Texas Water Development Board Revenue , Series B , 4 .31% , 10/15/34 ................. 1,795 1,788
University of Houston Revenue , Series B , 4 .86% , 2/15/37 , Continuously Callable @100 .... 365 367
Uptown Development Authority Tax Allocation , Series B , 2 .68% , 9/1/32 , Continuously
Callable @100 ..................................................... 400 356
8,965
Utah (0.0%):(f)
Utah Housing Corp. Revenue
Series F , 5 .61% , 7/1/36 , Continuously Callable @100 ......................... 505 507
Series F , 5 .69% , 7/1/39 , Continuously Callable @100 ......................... 1,480 1,487
1,994
Virginia (0.2%):
Virginia Housing Development Authority Revenue
Series B , 5 .66% , 10/1/39 , Continuously Callable @100 ........................ 4,535 4,594
Series B , 5 .87% , 7/1/40 , Continuously Callable @100 ......................... 910 929
Series C , 5 .31% , 10/1/39 , Continuously Callable @100 ........................ 4,070 4,011
Series E , 5 .51% , 7/1/39 , Continuously Callable @100 ......................... 1,590 1,598
11,132
West Virginia (0.1%):
West Virginia Housing Development Fund Revenue
Series C , 5 .83% , 11/1/39 , Continuously Callable @100 ........................ 1,585 1,621
Series C , 6 .02% , 11/1/44 , Continuously Callable @100 ........................ 1,810 1,846
3,467

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
28
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Wisconsin (0.1%):
Wisconsin Housing & Economic Development Authority Home Ownership Revenue , Series B ,
5 .87% , 9/1/40 , Continuously Callable @100 ............................... $ 4,125 $ 4,231
Total Municipal Bonds (Cost $245,328)
a
a
a
248,458
U.S. Government Agency Mortgages (19.1%)
Federal Farm Credit Banks Funding Corporation
2 .55% , 12/21/34 .................................................... 4,613 3,925
2 .20% , 9/2/36 ..................................................... 11,023 8,643
5 .60% , 8/5/39 ..................................................... 4,527 4,485
17,053
Federal Home Loan Banks
5 .25% , 9/25/34 .................................................... 7,490 7,465
Federal Home Loan Mortgage Corporation
5 .50% , 4/1/36 - 1/1/55 ............................................... 124,127 126,114
1 .50% , 4/1/37 ..................................................... 6,100 5,468
5 .00% , 2/1/40 - 8/1/55 ............................................... 76,520 76,655
3 .00% , 4/1/40 - 5/1/52 ............................................... 13,870 12,418
5 .10% , 7/1/40 ..................................................... 1,675 1,714
2 .50% , 5/1/42 ..................................................... 12,178 10,895
4 .50% , 11/1/42 - 10/1/52 .............................................. 10,781 10,605
4 .00% , 1/1/43 - 12/1/54 .............................................. 25,618 24,526
3 .50% , 5/1/52 - 12/1/52 .............................................. 13,925 12,876
6 .00% , 8/1/53 - 3/1/55 ............................................... 48,537 49,798
331,069
Federal National Mortgage Association
2 .50% , 7/1/27 - 7/1/52 ............................................... 16,561 14,470
2 .13% , 1/1/34 ..................................................... 4,279 3,680
1 .50% , 3/1/37 ..................................................... 3,831 3,446
5 .00% , 12/1/37 - 11/1/55 .............................................. 69,629 69,674
4 .00% , 4/1/38 - 7/1/53 ............................................... 39,021 37,416
4 .50% , 11/1/40 - 7/1/55 .............................................. 57,725 56,687
3 .50% , 12/1/42 - 12/1/53 ............................................. 56,540 52,644
5 .50% , 12/1/44 - 7/1/55 .............................................. 141,511 143,736
3 .00% , 12/1/51 .................................................... 3,474 3,079
6 .00% , 7/1/52 - 11/1/54 .............................................. 14,247 14,671
399,503
Government National Mortgage Association
5 .00% , 8/20/38 - 11/20/54 ............................................. 54,277 54,357
2 .50% , 1/20/51 - 9/20/53 ............................................. 25,872 22,197
3 .50% , 2/20/52 - 11/20/52 ............................................. 25,891 23,835
3 .00% , 3/20/52 - 12/20/53 ............................................. 62,523 56,169
4 .00% , 6/20/52 - 5/20/53 ............................................. 23,332 22,273
4 .50% , 8/20/52 - 11/20/53 ............................................. 43,649 42,793
5 .50% , 4/20/53 - 2/20/54 ............................................. 34,484 35,016
6 .00% , 9/20/53 - 10/20/53 ............................................. 11,952 12,269
5 .50% , 1/20/54 .................................................... 3,794 3,842
7 .50% , 10/20/54 .................................................... 5,384 5,444
278,195
Total U.S. Government Agency Mortgages (Cost $1,018,836)
a
a
a
1,033,285
U.S. Treasury Obligations (19.5%)
U.S. Treasury Bonds
4 .50% , 2/15/36 .................................................... 89,239 92,501
5 .00% , 5/15/37 .................................................... 138,305 148,959
4 .38% , 11/15/39 .................................................... 40,729 40,621
1 .13% , 5/15/40 .................................................... 35,000 22,515
4 .75% , 2/15/41 .................................................... 38,000 39,188
2 .38% , 2/15/42 .................................................... 52,266 39,069
3 .25% , 5/15/42 .................................................... 28,000 23,730
3 .88% , 5/15/43 .................................................... 13,204 12,063

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
29
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
4 .38% , 8/15/43 .................................................... $ 9,163 $ 8,914
4 .75% , 11/15/43 .................................................... 48,139 49,049
4 .63% , 11/15/44 .................................................... 12,864 12,848
2 .50% , 2/15/45 .................................................... 23,500 17,016
4 .75% , 2/15/45 .................................................... 36,795 37,312
1 .25% , 5/15/50 .................................................... 4,535 2,253
2 .88% , 5/15/52 .................................................... 30,000 21,638
3 .63% , 2/15/53 .................................................... 12,487 10,425
3 .63% , 5/15/53 .................................................... 8,454 7,051
4 .13% , 8/15/53 .................................................... 63,303 57,764
4 .75% , 11/15/53 .................................................... 50,499 51,083
4 .25% , 8/15/54 .................................................... 29,375 27,392
4 .63% , 2/15/55 .................................................... 36,184 35,918
U.S. Treasury Notes
4 .63% , 5/31/31 .................................................... 544 567
4 .13% , 11/15/32 .................................................... 31,180 31,633
3 .38% , 5/15/33 .................................................... 27,615 26,627
3 .88% , 8/15/33 .................................................... 207 206
4 .50% , 11/15/33 .................................................... 208,050 215,689
4 .63% , 2/15/35 .................................................... 21,697 22,636
Total U.S. Treasury Obligations (Cost $1,061,817)
a
a
a
1,054,667
Commercial Paper (0.1%)
Materials (0.1%):
FMC Corp. , 4 .72% , 11/3/25 (a) (l) ............................................ 4,300 4,298
Total Commercial Paper (Cost $4,299)
a
a
a
4,298
Shares
Collateral for Securities Loaned (0.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .01% (m) ....... 4,614,246 4,615
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .98% (m) ........... 4,614,246 4,614
Invesco Government & Agency Portfolio, Institutional Shares , 4 .00% (m) ............... 4,614,246 4,614
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .00% (m) 4,614,246 4,614
Total Collateral for Securities Loaned (Cost $18,457)
a
a
a
18,457
Total Investments (Cost $5,342,389) — 99.4% 5,373,487
Other assets in excess of liabilities —  0.6% 31,672
NET ASSETS - 100.00% $ 5,405,159
At October 31, 2025, the Fund's investments in foreign securities were 6.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of October 31, 2025, the fair value of these securities was
$1,977,371 (thousands) and amounted to 36.6% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of October 31, 2025.
(c) Security is interest only.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at October 31, 2025.
(e) Rounds to less than $1 thousand.
(f) Amount represents less than 0.05% of net assets.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(i) The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. At October 31, 2025, the Fund held unfunded or partially unfunded loan commitments of $197 (thousands), which included less than
$1 (thousand) unrealized loss.
(j) Up to 6.75% of the coupon may be PIK.
(k) All or a portion of this security is on loan.
(l) Rate represents the effective yield at October 31, 2025.
(m) Rate disclosed is the daily yield on October 31, 2025.
ABS
—
Asset-Backed Securities

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
30
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
ETM
—
Escrowed to Maturity
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of October 31, 2025.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of October 31, 2025.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of October 31, 2025.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority
LLC
—
Limited Liability Company
LLLP
—
Limited Liability Limited Partnership
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of October 31, 2025.
SOFR01M
—
1 Month SOFR, rate disclosed as of October 31, 2025.
SOFR03M
—
3 Month SOFR, rate disclosed as of October 31, 2025.
SOFR06M
—
6 Month SOFR, rate disclosed as of October 31, 2025.
SOFR30A
—
30 day average of SOFR, rate disclosed as of October 31, 2025.
SOFR90A
—
90 day average of SOFR, rate disclosed as of October 31, 2025.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of October 31, 2025.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of October 31, 2025.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of October 31, 2025.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
10-Year U.S. Treasury Note Futures ...... 1,050 12/19/25 $ 117,102 $ 118,305 $ 1,203
30-Year U.S. Treasury Bond Futures ..... 1,285 12/19/25 145,667 150,747 5,080
5-Year U.S. Treasury Note Futures ....... 380 12/31/25 41,339 41,500 161
$ 6,444
Total unrealized appreciation $ 6,444
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 6,444

Schedule of Portfolio Investments
October 31, 2025
Victory Portfolios III
Victory High Income Fund
31
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (6.0%)
ABS Auto (1.9%):
Ally Bank Auto Credit-Linked Notes , Series 2025-B , Class E , 6 .16% , 9/15/33 , Callable 6/15/29
@ 100 (a) ......................................................... $ 1,034 $ 1,034
Avis Budget Rental Car Funding AESOP LLC , Series 2023-5A , Class C , 6 .85% , 4/20/28 (a) .. 2,000 2,046
Chesapeake Funding II LLC , Series 2023-1A , Class D , 6 .69% , 5/15/35 , Callable 5/15/26 @
100 (a) ........................................................... 375 378
FCCU Auto Receivables Trust , Series 2024-1A , Class D , 6 .78% , 7/15/32 , Callable 1/15/28 @
100 (a) ........................................................... 1,136 1,177
Flagship Credit Auto Trust , Series 2019-3 , Class E , 3 .84% , 12/15/26 , Callable 11/15/25 @
100 (a) ........................................................... 288 287
Ford Credit Auto Owner Trust , Series 2023-1 , Class D , 6 .26% , 8/15/35 , Callable 2/15/28 @
100 (a) ........................................................... 1,966 2,004
Hertz Vehicle Financing III LLC , Series 2023-3A , Class D , 9 .43% , 2/25/28 (a) ........... 3,000 3,081
LAD Auto Receivables Trust , Series 2023-1A , Class D , 7 .30% , 6/17/30 , Callable 4/15/27 @
100 (a) ........................................................... 2,263 2,305
Merchants Fleet Funding LLC , Series 2024-1A , Class D , 6 .85% , 4/20/37 , Callable 3/20/27 @
100 (a) ........................................................... 1,673 1,718
Santander Bank Auto Credit-Linked Notes .....................................
Series 2023-A , Class C , 6 .74% , 6/15/33 , Callable 6/15/27 @ 100 (a) ............... 27 28
Series 2024-B , Class E , 6 .80% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 963 966
SBNA Auto Receivables Trust , Series 2025-SF1 , Class E , 6 .74% , 10/15/31 , Callable 3/15/29 @
100 (a) ........................................................... 1,000 995
Securitized Term Auto Receivables Trust , Series 2025-A , Class D , 6 .75% , 7/25/31 , Callable
1/25/28 @ 100 (a) ................................................... 1,581 1,611
Truist Bank Auto Credit-Linked Notes , Series 2025-1 , Class C , 6 .81% , 9/26/33 , Callable
11/25/28 @ 100 (a) .................................................. 828 826
18,456
ABS Other (4.1%):
Dext ABS LLC , Series 2023-2 , Class D , 8 .30% , 5/15/34 , Callable 1/15/28 @ 100 (a) ....... 667 708
Frontier Issuer LLC .....................................................
Series 2023-1 , Class C , 11 .50% , 8/20/53 , Callable 7/20/26 @ 100 (a) .............. 18,414 19,112
Series 2024-1 , Class C , 11 .16% , 6/20/54 , Callable 5/20/28 @ 100 (a) .............. 5,551 6,102
NP SPE X LP , Series 2019-2A , Class C1 , 6 .44% , 11/19/49 (a) ....................... 1,568 1,515
Post Road Equipment Finance LLC ..........................................
Series 2024-1A , Class D , 6 .77% , 10/15/30 , Callable 4/15/27 @ 100 (a) ............. 333 341
Series 2025-1A , Class E , 7 .08% , 5/17/32 , Callable 8/15/28 @ 100 (a) .............. 706 715
SCF Equipment Leasing LLC , Series 2022-2A , Class D , 6 .50% , 10/20/32 , Callable 7/20/26 @
100 (a) ........................................................... 328 330
Sotheby's Artfi Master Trust , Series 2024-1A , Class D , 7 .91% , 12/22/31 , Callable 12/20/25 @
100 (a) ........................................................... 2,950 2,959
Uniti Fiber ABS Issuer LLC , Series 2025-1A , Class C , 9 .02% , 4/20/55 , Callable 10/20/28 @
100 (a) ........................................................... 2,000 2,090
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A , Class F , 5 .27% , 2/15/52 , Callable 2/15/26 @ 100 (a) .............. 3,000 2,918
Series 2024-1A , Class F , 8 .87% , 5/15/54 , Callable 5/15/27 @ 100 (a) .............. 875 908
Zayo Issuer LLC , Series 2025-1A , Class C , 8 .66% , 3/20/55 , Callable 9/20/28 @ 100 (a) ..... 2,500 2,583
40,281
Total Asset-Backed Securities (Cost $57,545)
a
a
a
58,737
Collateralized Mortgage Obligations (1.5%)
Commercial MBS (1.5%):
Atrium Hotel Portfolio Trust ...............................................
Series 2025-ATRM , Class D , 7 .33% ( TSFR1M + 330 bps ) , 8/15/42 (a) (b) (c) .......... 1,000 997
Series 2025-ATRM , Class F , 9 .53% ( TSFR1M + 550 bps ) , 8/15/42 (a) (b) (c) ........... 750 750
Aventura Mall Trust , Series 2018-AVM , Class C , 4 .11% , 7/5/40 (a) (c) (d) ................ 3,000 2,919
BAHA Trust , Series 2024 , Class C , 7 .52% , 12/10/41 (a) (c) (d) ........................ 893 931
BX Trust , Series 2025-GW , Class D , 6 .78% ( TSFR1M + 275 bps ) , 7/15/42 (a) (b) (c) ......... 1,526 1,530
BXP Trust , Series 2021-601L , Class D , 2 .78% , 1/15/44 (a) (c) (d) ...................... 2,000 1,613
COMM Mortgage Trust , Series 2024-277P , Class B , 7 .00% , 8/10/44 (a) (c) (d) ............ 1,500 1,594
Hudson Yards Mortgage Trust , Series 2025-SPRL , Class D , 6 .34% , 1/13/40 (a) (c) (d) ....... 100 103
Manhattan West Mortgage Trust , Series 2020-1MW , Class D , 2 .33% , 9/10/39 (a) (c) (d) ...... 1,155 1,088

Victory Portfolios III
Victory High Income Fund
32
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
ONE Mortgage Trust , Series 2021-PARK , Class D , 5 .65% ( TSFR1M + 161 bps ) , 3/15/36 (a) (b)
(c) ............................................................. $ 1,775 $ 1,707
SHR Trust , Series 2024-LXRY , Class D , 7 .63% ( TSFR1M + 360 bps ) , 10/15/41 (a) (b) (c) ..... 1,250 1,250
14,482
Private CMO Floating (0.0%):(e)
CHL Mortgage Pass-Through Trust , Series 2004-25 , Class 1A6 , 5 .07% ( TSFR1M + 107 bps ) ,
2/25/35 , Callable 11/25/25 @ 100 (b) ..................................... 378 37
Total Collateralized Mortgage Obligations (Cost $14,074)
a
a
a
14,519
Shares
Common Stocks (0.3%)
Communication Services (0.2%):
Altice France SA (f) ..................................................... 123,404 2,043
Altice Luxembourg (f) .................................................... 9,159 139
2,182
Consumer Discretionary (0.0%):(e)
WW International, Inc. (f) (g) ............................................... 8,436 294
Energy (0.1%):
GenOn Energy, Inc. (f) (h) ................................................. 16,168 566
Sabine Oil & Gas Holdings, Inc. (f) (h) ........................................ 2,824 — (i)
566
Real Estate (0.0%):(e)
Crown Castle, Inc. ...................................................... 6,253 564
Total Common Stocks (Cost $5,714)
a
a
a
3,606
Preferred Stocks (0.4%)
Consumer Staples (0.4%):
CHS, Inc.
Series 2 , 7 .10% (j) .................................................. 76,204 1,917
Series 1 , 7 .88% (j) .................................................. 87,180 2,302
4,219
Real Estate (0.0%):(e)
Prologis, Inc. , Series Q , 8 .54% (j) ............................................ 5,310 285
Total Preferred Stocks (Cost $4,430)
a
a
a
4,504
Principal Amount
(000)
Senior Secured Loans (7.4%)
Communication Services (0.7%):
Altice France SA, USD Term Loan B-14, First Lien , 5/15/31 (k) ...................... 2,685 2,677
Versant Media Group, Inc, Term Loan B, First Lien , 10/23/30 (k) ..................... 500 498
Zayo Group Holdings, Inc., Initial Dollar Term Loan, First Lien , 7 .66% ( SOFR01M + 350 bps ) ,
3/11/30 (b) ........................................................ 2,858 2,729
5,904
Consumer Discretionary (2.5%):
Alterra Mountain Company, Series B-9 Term Loan, First Lien , 6 .66% ( SOFR01M + 250 bps ) ,
5/31/30 (b) ........................................................ 489 490
AMC Entertainment Holdings, Inc., Initial Exchange Term Loan, First Lien , 11 .03%
( SOFR01M + 700 bps ) , 1/4/29 (b) ......................................... 4,316 4,320
Fertitta Entertainment LLC, Initial B Term Loan, First Lien , 7 .41% ( SOFR01M + 325 bps ) ,
1/29/29 (b) ........................................................ 206 205
Great Outdoors Group LLC, Term Loan B, First Lien , 7 .41% ( SOFR01M + 325 bps ) , 1/23/32 (b) 966 965
Metropolis Technologies, Inc., Term Loan B, First Lien , 10/20/32 (k) .................. 2,240 2,218
Ontario Gaming GTA LP, Term B Loans, First Lien , 8 .24% ( SOFR03M + 425 bps ) , 8/1/30 (b) .. 1,857 1,738
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien , 7 .25%
( SOFR03M + 325 bps ) , 3/6/28 (b) ......................................... 12,169 11,977
PetSmart, Inc., Initial Term Loan, First Lien , 8 .03% ( SOFR01M + 400 bps ) , 8/18/32 (b) ...... 2,000 1,970

Victory Portfolios III
Victory High Income Fund
33
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
The E.W. Scripps Co., Tranche B-2 Term Loan, First Lien , 9 .78% ( SOFR01M + 575 bps ) ,
6/30/28 (b) ........................................................ $ 1,697 $ 1,716
25,599
Consumer Staples (0.4%):
Alliance Laundry Systems LLC, Initial Term B Loans, First Lien , 6 .25% ( SOFR01M + 225 bps ) ,
8/19/31 (b) ........................................................ 723 724
Alliance Laundry Systems LLC, Initial Term B Loans, First Lien , 6 .11% ( SOFR03M + 225 bps ) ,
8/19/31 (b) ........................................................ 1,323 1,324
TKC Holdings, Inc., Closing Date Initial Term Loan, First Lien , 8 .98% ( SOFR01M + 500 bps ) ,
5/15/28 (b) ........................................................ 1,944 1,945
3,993
Financials (2.4%):
1261229 BC Ltd., Initial Term Loans, First Lien , 10 .41% ( SOFR01M + 625 bps ) , 10/8/30 (b) .. 873 866
Acrisure LLC, Term Loan B- 6, First Lien , 7 .16% ( SOFR01M + 300 bps ) , 11/6/30 (b) ....... 990 988
Amynta Agency Borrower, Inc., 2025 Refinancing Term Loans, First Lien , 6 .91%
( SOFR01M + 275 bps ) , 12/29/31 (b) ....................................... 975 976
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien , 6 .75%
( SOFR03M + 275 bps ) , 2/18/31 (b) ........................................ 25 25
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien , 6 .95%
( SOFR06M + 275 bps ) , 2/18/31 (b) ........................................ 470 468
BCPE Pequod Buyer, Inc., Initial Term Loans, First Lien , 7 .16% ( SOFR01M + 300 bps ) ,
11/25/31 (b) ....................................................... 499 500
C&S Wholesale Grocers, Inc., Initial Term Loan, First Lien , 9 .00% ( SOFR03M + 500 bps ) ,
8/6/30 (b) ......................................................... 3,250 3,193
CP Atlas Buyer, Inc., 2025 Term B Loan, First Lien , 9 .41% ( SOFR01M + 525 bps ) , 7/8/30 (b) .. 3,529 3,474
Directv Financing LLC, 2024 Refinancing Term B Loan, First Lien , 9 .56%
( SOFR03M + 525 bps ) , 8/2/29 (b) ......................................... 700 701
Hyperion Refinance SARL, Term Loan B, First Lien , 7 .66% ( SOFR01M + 350 bps ) , 4/18/30 (b) 1,767 1,774
LC Ahab US Bidco LLC, Initial Term Loan, First Lien , 7 .16% ( SOFR01M + 300 bps ) , 5/1/31 (b) 495 496
Lealand Finance Co. B.V., Make Whole Term Loan, First Lien , 7 .16% ( SOFR01M + 300 bps ) ,
6/30/27 (b) ........................................................ 39 31
Moneygram International, Inc., 2024 Repricing Term Loans, First Lien , 8 .81%
( SOFR03M + 475 bps ) , 6/3/30 (b) ......................................... 980 868
Neptune BidCo US, Inc., Dollar Term A Loan, First Lien , 8 .66% ( SOFR03M + 475 bps ) ,
10/11/28 (b) ....................................................... 176 170
Neptune BidCo US, Inc., Dollar Term B Loan, First Lien , 8 .91% ( SOFR03M + 500 bps ) ,
4/11/29 (b) ........................................................ 200 193
OneDigital Borrower LLC, Initial Loan, Second Lien , 9 .41% ( SOFR01M + 525 bps ) , 7/2/32 (b) 3,000 3,021
Osaic Holdings, Inc., Initial Term Loan, First Lien , 7 .16% ( SOFR01M + 300 bps ) , 8/2/32 (b) .. 441 441
Roper Industrial Products Investment Co. LLC, Tranche D Dollar Term Loan, First Lien ,
6 .75% ( SOFR03M + 275 bps ) , 11/23/29 (b) .................................. 434 435
StubHub Holdco Sub LLC, Term B, First Lien , 8 .91% ( SOFR01M + 475 bps ) , 3/15/30 (b) .... 591 590
Trucordia Insurance Holdings LLC, Initial Term Loans, First Lien , 7 .41%
( SOFR01M + 325 bps ) , 6/17/32 (b) ........................................ 883 885
Voyager Parent LLC, Term B Loans, First Lien , 8 .75% ( SOFR03M + 475 bps ) , 7/1/32 (b) ..... 2,000 1,998
WestJet Loyalty LP, Initial Term Loan, First Lien , 7 .25% ( SOFR03M + 325 bps ) , 2/14/31 (b) .. 985 988
23,081
Health Care (0.2%):
Bausch + Lomb Corp., New Term Loans, First Lien , 8 .16% ( SOFR01M + 400 bps ) , 9/29/28 (b) 1,470 1,473
Bausch + Lomb Corp., Third Amendment Term Loan, First Lien , 8 .41% ( SOFR01M + 425 bps ) ,
1/15/31 (b) ........................................................ 798 802
2,275
Industrials (0.2%):
Twitter, Inc., Tranche B-1 Loan, First Lien , 10 .81% ( SOFR03M + 650 bps ) , 10/29/29 (b) ..... 992 967
Windstream Services LLC, 2024 Term Loans, First Lien , 8 .91% ( SOFR01M + 475 bps ) ,
10/1/31 (b) ........................................................ 1,000 993
1,960
Information Technology (0.7%):
Central Parent LLC, 2024 Refinancing Term Loan, First Lien , 7 .25% ( SOFR03M + 325 bps ) ,
7/6/29 (b) ......................................................... 4,710 3,866
Rocket Software, Inc., Term Loan, First Lien , 7 .91% ( SOFR01M + 375 bps ) , 11/28/28 (b) .... 2,955 2,941

Victory Portfolios III
Victory High Income Fund
34
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Sandisk Corp., Term B Loan, First Lien , 6 .86% ( SOFR03M + 300 bps ) , 2/23/32 (b) ......... $ 78 $ 78
UKG, Inc., Initial Term Loans, First Lien , 6 .34% ( SOFR03M + 250 bps ) , 2/10/31 (b) ........ 128 128
7,013
Materials (0.2%):
Consolidated Energy Finance S.A., 2024 Incremental Term Loan, First Lien , 8 .66%
( SOFR01M + 450 bps ) , 11/18/30 (b) ....................................... 1,795 1,501
Utilities (0.1%):
SGH2 LLC, Initial Term Loan, First Lien , 8 .51% ( SOFR06M + 450 bps ) , 8/18/32 (b) ........ 1,322 1,321
Total Senior Secured Loans (Cost $72,909)
a
a
a
72,647
Corporate Bonds (59.1%)
Communication Services (11.1%):
AMC Networks, Inc.
10 .25% , 1/15/29 , Callable 1/15/26 @ 105.13 (a) ............................. 1,200 1,260
4 .25% , 2/15/29 , Callable 11/15/25 @ 101.06 ............................... 35 30
10 .50% , 7/15/32 , Callable 7/15/28 @ 105.25 (a) ............................. 2,984 3,140
Cablevision Lightpath LLC , 5 .63% , 9/15/28 , Callable 11/15/25 @ 100 (a) ............... 1,997 1,969
CCO Holdings LLC/CCO Holdings Capital Corp.
4 .75% , 3/1/30 , Callable 12/5/25 @ 101.58 (a) ............................... 500 475
4 .50% , 8/15/30 , Callable 12/5/25 @ 102.25 (a) .............................. 500 468
4 .50% , 6/1/33 , Callable 6/1/27 @ 102.25 (a) ................................ 6,900 5,990
4 .25% , 1/15/34 , Callable 1/15/28 @ 102.13 (a) .............................. 4,715 3,961
CD&R Smokey Buyer, Inc./Radio Systems Corp. , 9 .50% , 10/15/29 , Callable 10/15/26 @
104.75 (a) (g) ...................................................... 1,500 1,054
Clear Channel Outdoor Holdings, Inc.
7 .50% , 6/1/29 , Callable 12/5/25 @ 101.88 (a) ............................... 858 842
7 .88% , 4/1/30 , Callable 10/1/26 @ 103.94 (a) ............................... 356 373
7 .50% , 3/15/33 , Callable 9/15/28 @ 103.75 (a) .............................. 3,187 3,335
Cogent Communications Group LLC/Cogent Finance, Inc. , 6 .50% , 7/1/32 , Callable 7/1/28 @
103.25 (a) (g) ...................................................... 2,149 2,054
CSC Holdings LLC
11 .25% , 5/15/28 , Callable 11/15/25 @ 105.63 (a) ............................ 4,500 3,942
11 .75% , 1/31/29 , Callable 1/31/26 @ 105.88 (a) ............................. 3,000 2,365
5 .00% , 11/15/31 , Callable 11/15/26 @ 102.5 (a) (g) ........................... 1,500 525
Cumulus Media New Holdings, Inc. , 8 .00% , 7/1/29 , Callable 12/5/25 @ 100 (a) .......... 7,151 2,008
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5 .88% , 8/15/27 , Callable 12/5/25 @ 101.47 (a) .............................. 60 60
10 .00% , 2/15/31 , Callable 2/15/27 @ 105 (a) ............................... 3,548 3,548
DISH DBS Corp.
7 .75% , 7/1/26 ..................................................... 2,105 2,083
5 .25% , 12/1/26 , Callable 6/1/26 @ 100 (a) ................................. 1,500 1,476
DISH Network Corp. , 11 .75% , 11/15/27 , Callable 11/15/25 @ 102.94 (a) ............... 12,249 12,889
EchoStar Corp.
10 .75% , 11/30/29 , Callable 11/30/26 @ 105.38 .............................. 7,309 8,048
6 .75% , 11/30/30 , Callable 11/30/26 @ 102 (l) ............................... 4,246 4,383
Frontier Communications Holdings LLC , 6 .75% , 5/1/29 , Callable 12/5/25 @ 101.69 (a) ..... 12,321 12,444
Gray Media, Inc.
10 .50% , 7/15/29 , Callable 7/15/26 @ 105.25 (a) ............................. 1,440 1,551
4 .75% , 10/15/30 , Callable 11/15/25 @ 102.38 (a) ............................ 257 183
9 .63% , 7/15/32 , Callable 7/15/28 @ 104.81 (a) .............................. 221 222
iHeartCommunications, Inc. , 9 .13% , 5/1/29 , Callable 12/20/26 @ 103 (a) ............... 1,800 1,660
Lamar Media Corp.
3 .63% , 1/15/31 , Callable 1/15/26 @ 101.81 ................................ 947 886
5 .38% , 11/1/33 , Callable 11/1/28 @ 102.69 (a) .............................. 223 221
Match Group Holdings II LLC , 4 .63% , 6/1/28 , Callable 11/15/25 @ 100 (a) ............. 2,000 1,971
Nexstar Media, Inc. , 5 .63% , 7/15/27 , Callable 11/15/25 @ 100 (a) .................... 1,500 1,499
Scripps Escrow II, Inc.
3 .88% , 1/15/29 , Callable 12/5/25 @ 100.97 (a) (g) ............................ 631 570
5 .38% , 1/15/31 , Callable 1/15/26 @ 102.69 (a) .............................. 1,180 821
Sinclair Television Group, Inc. , 8 .13% , 2/15/33 , Callable 2/15/28 @ 104.06 (a) ........... 2,181 2,225
The E.W. Scripps Co. , 9 .88% , 8/15/30 , Callable 8/15/27 @ 104.94 (a) .................. 864 820

Victory Portfolios III
Victory High Income Fund
35
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC , 8 .63% , 6/15/32 , Callable
6/15/28 @ 104.31 (a) (g) .............................................. $ 883 $ 826
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC , 6 .50% , 2/15/29 , Callable
11/15/25 @ 101.63 (a) ................................................ 500 468
Univision Communications, Inc.
7 .38% , 6/30/30 , Callable 12/5/25 @ 103.69 (a) .............................. 2,000 2,009
9 .38% , 8/1/32 , Callable 8/1/28 @ 104.69 (a) ................................ 1,765 1,863
Urban One, Inc. , 7 .38% , 2/1/28 , Callable 12/5/25 @ 101.84 (a) ....................... 3,616 1,841
Versant Media Group, Inc. , 7 .25% , 1/30/31 , Callable 1/30/28 @ 103.63 (a) .............. 991 1,010
Warnermedia Holdings, Inc. , 5 .05% , 3/15/42 , Callable 9/15/41 @ 100 ................. 4,127 3,313
Windstream Services LLC , 7 .50% , 10/15/33 , Callable 10/15/28 @ 103.75 (a) ............ 1,785 1,782
Windstream Services LLC/Windstream Escrow Finance Corp. , 8 .25% , 10/1/31 , Callable
10/1/27 @ 104.13 (a) ................................................ 1,000 1,021
Zayo Group Holdings, Inc. , 9 .25% , 3/9/30 , Callable 11/15/25 @ 100 (a) ................ 4,217 4,010
109,494
Consumer Discretionary (8.0%):
Advance Auto Parts, Inc. , 7 .38% , 8/1/33 , Callable 8/1/28 @ 103.69 (a) ................. 3,550 3,594
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC , 5 .75% , 3/31/34 ,
Callable 11/15/28 @ 102.88 (a) ......................................... 895 899
Amsted Industries, Inc. , 6 .38% , 3/15/33 , Callable 3/15/28 @ 103.19 (a) ................ 3,719 3,847
Asbury Automotive Group, Inc. , 5 .00% , 2/15/32 , Callable 11/15/26 @ 102.5 (a) .......... 1,850 1,780
Ashton Woods USA LLC/Ashton Woods Finance Co.
4 .63% , 4/1/30 , Callable 12/5/25 @ 102.31 (a) ............................... 4,211 3,965
6 .88% , 8/1/33 , Callable 8/1/28 @ 103.44 (a) ................................ 2,272 2,278
Beazer Homes USA, Inc. , 7 .25% , 10/15/29 , Callable 11/20/25 @ 102.42 ............... 1,250 1,267
Boyd Gaming Corp. , 4 .75% , 6/15/31 , Callable 6/15/26 @ 102.38 (a) ................... 1,100 1,059
Boyne USA, Inc. , 4 .75% , 5/15/29 , Callable 12/5/25 @ 101.19 (a) ..................... 2,615 2,561
Caesars Entertainment, Inc.
7 .00% , 2/15/30 , Callable 2/15/26 @ 103.5 (a) ............................... 500 515
6 .50% , 2/15/32 , Callable 2/15/27 @ 103.25 (a) .............................. 2,845 2,869
6 .00% , 10/15/32 , Callable 10/15/27 @ 103 (a) (g) ............................ 1,336 1,275
Century Communities, Inc. , 3 .88% , 8/15/29 , Callable 2/15/29 @ 100 (a) ................ 2,650 2,486
Choice Hotels International, Inc. , 5 .85% , 8/1/34 , Callable 5/1/34 @ 100 ................ 463 471
Churchill Downs, Inc.
5 .75% , 4/1/30 , Callable 11/15/25 @ 102.88 (a) .............................. 1,000 1,002
6 .75% , 5/1/31 , Callable 5/1/26 @ 103.38 (a) ................................ 1,355 1,388
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. , 6 .75% , 1/15/30 , Callable
12/5/25 @ 103.38 (a) (g) .............................................. 1,627 1,508
Ford Motor Co. , 4 .75% , 1/15/43 ............................................ 2,000 1,611
Garrett Motion Holdings, Inc./Garrett LX I SARL , 7 .75% , 5/31/32 , Callable 5/31/27 @
103.88 (a) ......................................................... 1,000 1,053
Group 1 Automotive, Inc. , 6 .38% , 1/15/30 , Callable 7/15/26 @ 103.19 (a) ............... 1,100 1,124
Hanesbrands, Inc. , 9 .00% , 2/15/31 , Callable 2/15/26 @ 104.5 (a) (g) ................... 1,500 1,584
Hilton Domestic Operating Co., Inc. , 4 .00% , 5/1/31 , Callable 5/1/26 @ 102 (a) ........... 2,100 1,995
LCM Investments Holdings II LLC , 8 .25% , 8/1/31 , Callable 8/1/26 @ 104.13 (a) ......... 1,000 1,052
Light & Wonder International, Inc. , 7 .25% , 11/15/29 , Callable 11/20/25 @ 102.42 (a) (g) .... 500 513
Lithia Motors, Inc.
3 .88% , 6/1/29 , Callable 12/5/25 @ 100.97 (a) ............................... 4,739 4,527
4 .38% , 1/15/31 , Callable 12/5/25 @ 102.19 (a) .............................. 1,950 1,859
M/I Homes, Inc. , 4 .95% , 2/1/28 , Callable 11/20/25 @ 101.24 ....................... 3,000 2,990
MGM Resorts International , 6 .13% , 9/15/29 , Callable 9/15/26 @ 103.06 ............... 1,350 1,374
Newell Brands, Inc. , 7 .38% , 4/1/36 , Callable 10/1/35 @ 100 ........................ 500 471
Nordstrom, Inc. , 4 .38% , 4/1/30 , Callable 1/1/30 @ 100 ............................ 898 851
PetSmart LLC/PetSmart Finance Corp.
7 .50% , 9/15/32 , Callable 9/15/28 @ 103.75 (a) .............................. 3,250 3,249
10 .00% , 9/15/33 , Callable 9/15/28 @ 105 (a) ............................... 500 503
Resorts World Las Vegas LLC/RWLV Capital, Inc. , 4 .63% , 4/6/31 , Callable 1/6/31 @ 100 (a) . 1,100 938
Saks Global Enterprises LLC
11 .00% , 12/15/29 , Callable 12/15/26 @ 105.5 (a) (g) .......................... 567 245
11 .00% , 12/15/29 , Callable 12/15/26 @ 105.5 (a) ............................ 1,559 354
Scientific Games Holdings LP/Scientific Games US FinCo, Inc. , 6 .63% , 3/1/30 , Callable
12/5/25 @ 103.31 (a) ................................................ 1,342 1,225

Victory Portfolios III
Victory High Income Fund
36
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co. , 6 .63% ,
5/1/32 , Callable 5/1/27 @ 103.31 (a) ..................................... $ 1,467 $ 1,488
Sotheby's , 7 .38% , 10/15/27 , Callable 11/15/25 @ 100 (a) ........................... 3,818 3,818
Staples, Inc. , 10 .75% , 9/1/29 , Callable 9/1/26 @ 105.38 (a) ......................... 2,500 2,439
Taylor Morrison Communities, Inc.
5 .75% , 1/15/28 , Callable 10/15/27 @ 100 (a) ............................... 1,000 1,012
5 .13% , 8/1/30 , Callable 2/1/30 @ 100 (a) .................................. 1,311 1,308
The Michaels Cos., Inc. , 5 .25% , 5/1/28 , Callable 11/15/25 @ 100 (a) .................. 1,342 1,253
Vail Resorts, Inc. , 6 .50% , 5/15/32 , Callable 5/15/27 @ 103.25 (a) ..................... 2,565 2,662
VT Topco, Inc. , 8 .50% , 8/15/30 , Callable 8/15/26 @ 104.25 (a) ...................... 500 520
Wand NewCo. 3, Inc. , 7 .63% , 1/30/32 , Callable 1/30/27 @ 103.81 (a) .................. 50 52
Weekley Homes LLC/Weekley Finance Corp. , 4 .88% , 9/15/28 , Callable 12/5/25 @ 100.81 (a) 2,085 2,037
ZF North America Capital, Inc. , 6 .88% , 4/23/32 , Callable 2/23/32 @ 100 (a) ............. 2,000 1,823
78,694
Consumer Staples (5.0%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6 .50% , 2/15/28 , Callable 12/5/25 @ 103.25 (a) .............................. 2,441 2,487
4 .88% , 2/15/30 , Callable 12/5/25 @ 103.66 (a) .............................. 6,750 6,665
6 .25% , 3/15/33 , Callable 3/15/28 @ 103.13 (a) .............................. 6,823 7,019
C&S Group Enterprises LLC , 5 .00% , 12/15/28 , Callable 12/5/25 @ 101.25 (a) ........... 2,693 2,458
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC , 5 .60% , 1/15/31 ,
Callable 12/15/30 @ 100 (a) ........................................... 442 444
Edgewell Personal Care Co. , 4 .13% , 4/1/29 , Callable 11/15/25 @ 101.03 (a) ............. 3,804 3,615
Goat Holdco LLC , 6 .75% , 2/1/32 , Callable 2/1/28 @ 103.38 (a) ...................... 1,940 1,990
Performance Food Group, Inc.
4 .25% , 8/1/29 , Callable 12/5/25 @ 101.06 (a) ............................... 3,600 3,513
6 .13% , 9/15/32 , Callable 9/15/27 @ 103.06 (a) .............................. 1,100 1,129
Post Holdings, Inc.
4 .63% , 4/15/30 , Callable 11/20/25 @ 102.31 (a) ............................. 1,000 970
6 .25% , 2/15/32 , Callable 2/15/27 @ 103.13 (a) .............................. 5,078 5,221
6 .38% , 3/1/33 , Callable 9/1/27 @ 103.19 (a) ................................ 3,490 3,544
Quikrete Holdings, Inc. , 6 .38% , 3/1/32 , Callable 3/1/28 @ 103.19 (a) .................. 4,464 4,634
U.S. Foods, Inc.
4 .75% , 2/15/29 , Callable 12/5/25 @ 101.19 (a) .............................. 3,000 2,969
5 .75% , 4/15/33 , Callable 10/15/27 @ 102.88 (a) ............................. 2,418 2,450
49,108
Energy (3.8%):
CITGO Petroleum Corp. , 8 .38% , 1/15/29 , Callable 12/5/25 @ 104.19 (a) ............... 4,562 4,748
CQP Holdco LP/BIP-V Chinook Holdco LLC , 5 .50% , 6/15/31 , Callable 6/15/26 @ 102.75 (a) 2,500 2,476
Energy Transfer LP , 7 .13% ( H15T5Y + 531 bps ) , Callable 5/15/30 @ 100 (b) (j) ............ 250 258
Harvest Midstream I LP , 7 .50% , 5/15/32 , Callable 5/15/27 @ 103.75 (a) ................ 4,100 4,247
Hilcorp Energy I LP/Hilcorp Finance Co.
5 .75% , 2/1/29 , Callable 12/5/25 @ 101.92 (a) ............................... 1,339 1,312
7 .25% , 2/15/35 , Callable 2/15/30 @ 103.63 (a) .............................. 685 659
Hunt Cos., Inc. , 5 .25% , 4/15/29 , Callable 12/5/25 @ 101.31 (a) ...................... 2,178 2,119
Moss Creek Resources Holdings, Inc. , 8 .25% , 9/1/31 , Callable 9/1/27 @ 104.13 (a) ........ 2,661 2,574
Murphy Oil USA, Inc. , 3 .75% , 2/15/31 , Callable 2/15/26 @ 101.88 (a) ................. 2,323 2,161
Permian Resources Operating LLC , 6 .25% , 2/1/33 , Callable 8/1/27 @ 103.13 (a) .......... 3,646 3,713
Prairie Acquiror LP , 9 .00% , 8/1/29 , Callable 2/1/26 @ 104.5 (a) ...................... 500 515
Sunoco LP
7 .88% ( H15T5Y + 423 bps ) , Callable 9/18/30 @ 100 (a) (b) (j) ..................... 894 909
7 .25% , 5/1/32 , Callable 5/1/27 @ 103.63 (a) ................................ 2,261 2,383
6 .25% , 7/1/33 , Callable 7/1/28 @ 103.13 (a) ................................ 1,550 1,583
5 .88% , 3/15/34 , Callable 9/15/28 @ 102.94 (a) .............................. 1,341 1,341
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. , 7 .38% , 2/15/29 , Callable 2/15/26
@ 103.69 (a) ...................................................... 1,000 1,031
Venture Global LNG, Inc.
8 .38% , 6/1/31 , Callable 6/1/26 @ 104.19 (a) ................................ 2,000 2,053
9 .88% , 2/1/32 , Callable 2/1/27 @ 104.94 (a) ................................ 325 347
Venture Global Plaquemines LNG LLC , 7 .75% , 5/1/35 , Callable 12/1/34 @ 100 (a) ........ 2,150 2,426
Vital Energy, Inc. , 7 .88% , 4/15/32 , Callable 4/15/27 @ 103.94 (a) (g) ................... 342 324
37,179

Victory Portfolios III
Victory High Income Fund
37
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Financials (6.4%):
Acrisure LLC/Acrisure Finance, Inc.
8 .25% , 2/1/29 , Callable 2/1/26 @ 104.13 (a) ................................ $ 750 $ 782
7 .50% , 11/6/30 , Callable 5/15/26 @ 103.75 (a) .............................. 1,205 1,248
6 .75% , 7/1/32 , Callable 7/1/28 @ 103.38 (a) ................................ 100 103
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer , 6 .50% , 10/1/31 , Callable
10/1/27 @ 103.69 (a) ................................................ 1,000 1,027
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc. , 7 .50% , 7/15/33 , Callable
7/15/28 @ 103.75 (a) ................................................ 983 1,013
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance , 7 .13% ,
5/15/31 , Callable 5/15/27 @ 103.56 (a) .................................... 1,100 1,129
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc. , 9 .50% , 7/1/32 , Callable
7/1/28 @ 104.75 (a) ................................................. 872 880
Beach Acquisition Bidco LLC , 10 .00% , 7/15/33 , Callable 7/15/28 @ 103 (a) (m) .......... 1,573 1,692
Block, Inc. , 6 .00% , 8/15/33 , Callable 8/15/28 @ 103 (a) ............................ 1,251 1,279
Boost Newco Borrower LLC , 7 .50% , 1/15/31 , Callable 1/15/27 @ 103.75 (a) ............ 5,962 6,320
Burford Capital Global Finance LLC , 7 .50% , 7/15/33 , Callable 7/15/28 @ 103.75 (a) ....... 5,207 5,144
Credit Acceptance Corp. , 6 .63% , 3/15/30 , Callable 3/15/27 @ 103.31 (a) ................ 1,767 1,764
EMRLD Borrower LP/Emerald Co-Issuer, Inc. , 6 .63% , 12/15/30 , Callable 6/15/26 @
103.31 (a) ......................................................... 3,000 3,083
EZCORP, Inc. , 7 .38% , 4/1/32 , Callable 4/1/28 @ 103.69 (a) ......................... 1,023 1,082
Focus Financial Partners LLC , 6 .75% , 9/15/31 , Callable 9/15/27 @ 103.38 (a) ............ 1,625 1,676
Ford Motor Credit Co. LLC
4 .00% , 11/13/30 , Callable 8/13/30 @ 100 .................................. 2,500 2,346
6 .13% , 3/8/34 , Callable 12/8/33 @ 100 ................................... 853 862
Getty Images, Inc. , 10 .50% , 11/15/30 , Callable 11/15/27 @ 105.25 (a) ................. 1,890 1,906
Hightower Holding LLC , 9 .13% , 1/31/30 , Callable 7/31/26 @ 104.56 (a) ............... 750 804
Jane Street Group/JSG Finance, Inc. , 6 .75% , 5/1/33 , Callable 5/1/28 @ 103.38 (a) ......... 4,456 4,646
Lehman Brothers Holdings, Inc. , 5 .75% , 4/25/11 , MTN (n) ......................... 1,000 1
Level 3 Financing, Inc.
3 .75% , 7/15/29 , Callable 12/5/25 @ 100.94 (a) (g) ............................ 2,649 2,352
3 .88% , 10/15/30 , Callable 11/15/25 @ 101.81 (a) ............................ 2,617 2,354
6 .88% , 6/30/33 , Callable 6/30/28 @ 103.44 (a) .............................. 883 905
7 .00% , 3/31/34 , Callable 8/31/28 @ 103.5 (a) ............................... 1,777 1,826
MetLife, Inc. , 10 .75% , 8/1/39 , Callable 8/1/34 @ 100 ............................. 1,000 1,338
Mobius Merger Sub, Inc. , 9 .00% , 6/1/30 , Callable 6/1/26 @ 104.5 (a) .................. 2,453 2,028
NCR Atleos Corp. , 9 .50% , 4/1/29 , Callable 10/1/26 @ 104.75 (a) ..................... 500 540
Osaic Holdings, Inc.
6 .75% , 8/1/32 , Callable 8/1/28 @ 103.38 (a) ................................ 1,327 1,370
8 .00% , 8/1/33 , Callable 8/1/28 @ 104 (a) .................................. 1,203 1,235
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer , 4 .88% ,
5/15/29 , Callable 12/5/25 @ 101.22 (a) .................................... 500 486
PRA Group, Inc. , 8 .88% , 1/31/30 , Callable 6/1/26 @ 104.44 (a) ...................... 1,700 1,727
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. , 6 .75% , 8/15/32 , Callable 8/15/27 @
103.38 (a) ......................................................... 2,300 2,376
Starwood Property Trust, Inc.
4 .38% , 1/15/27 , Callable 7/15/26 @ 100 (a) ................................ 500 496
7 .25% , 4/1/29 , Callable 10/1/28 @ 100 (a) ................................. 500 527
UWM Holdings LLC , 6 .25% , 3/15/31 , Callable 3/15/28 @ 103.13 (a) .................. 893 891
Voyager Parent LLC , 9 .25% , 7/1/32 , Callable 7/1/28 @ 104.63 (a) .................... 2,730 2,864
Watco Cos. LLC/Watco Finance Corp. , 7 .13% , 8/1/32 , Callable 8/1/27 @ 103.56 (a) ....... 1,000 1,036
63,138
Health Care (4.5%):
Acadia Healthcare Co., Inc. , 7 .38% , 3/15/33 , Callable 3/15/28 @ 103.69 (a) (g) ........... 828 857
Centene Corp. , 4 .63% , 12/15/29 , Callable 12/5/25 @ 102.31 ........................ 3,111 3,018
CHS/Community Health Systems, Inc.
4 .75% , 2/15/31 , Callable 2/15/26 @ 102.38 (a) .............................. 1,500 1,339
10 .88% , 1/15/32 , Callable 2/15/27 @ 105.44 (a) ............................. 1,083 1,167
9 .75% , 1/15/34 , Callable 8/15/28 @ 104.88 (a) .............................. 1,280 1,355
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC , 6 .63% , 7/15/30 ,
Callable 7/16/26 @ 103.31 (a) .......................................... 1,257 1,290
CVS Health Corp. , 7 .00% ( H15T5Y + 289 bps ) , 3/10/55 , Callable 12/10/29 @ 100 (b) ....... 90 95
DENTSPLY SIRONA, Inc. , 8 .38% ( H15T5Y + 438 bps ) , 9/12/55 , Callable 6/12/30 @ 100 (b) . 2,284 2,354

Victory Portfolios III
Victory High Income Fund
38
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Eastern Maine Healthcare Systems , 5 .02% , 7/1/36 ............................... $ 3,000 $ 2,526
Encompass Health Corp. , 4 .63% , 4/1/31 , Callable 4/1/26 @ 102.31 ................... 500 488
Medline Borrower LP , 3 .88% , 4/1/29 , Callable 12/5/25 @ 100.97 (a) .................. 4,842 4,704
Medline Borrower LP/Medline Co-Issuer, Inc. , 6 .25% , 4/1/29 , Callable 4/1/26 @ 103.13 (a) .. 1,100 1,132
Paradigm Parent LLC and Paradigm Parent Co-Issuer, Inc. , 8 .75% , 4/17/32 , Callable 4/17/28
@ 104.38 (a) ...................................................... 886 835
Pediatrix Medical Group, Inc. , 5 .38% , 2/15/30 , Callable 12/5/25 @ 102.69 (a) ............ 3,500 3,479
Prestige Brands, Inc. , 3 .75% , 4/1/31 , Callable 4/1/26 @ 101.88 (a) .................... 5,400 5,014
Prime Healthcare Services, Inc. , 9 .38% , 9/1/29 , Callable 9/1/26 @ 104.69 (a) ............ 4,439 4,671
Tenet Healthcare Corp.
5 .13% , 11/1/27 , Callable 11/20/25 @ 100 .................................. 4,466 4,465
6 .13% , 10/1/28 , Callable 12/5/25 @ 100 .................................. 2,683 2,686
U.S. Acute Care Solutions LLC , 9 .75% , 5/15/29 , Callable 5/15/26 @ 104.88 (a) .......... 2,861 2,909
44,384
Industrials (10.4%):
Alta Equipment Group, Inc. , 9 .00% , 6/1/29 , Callable 6/1/26 @ 104.5 (a) ................ 406 369
American Airlines, Inc.
7 .25% , 2/15/28 , Callable 12/5/25 @ 103.63 (a) (g) ............................ 500 512
8 .50% , 5/15/29 , Callable 11/15/25 @ 104.25 (a) ............................. 1,000 1,043
American Airlines, Inc./AAdvantage Loyalty IP Ltd. , 5 .75% , 4/20/29 (a) ................ 725 730
Arcosa, Inc. , 6 .88% , 8/15/32 , Callable 8/15/27 @ 103.44 (a) ......................... 1,600 1,671
Axon Enterprise, Inc. , 6 .25% , 3/15/33 , Callable 3/15/28 @ 103.13 (a) .................. 1,385 1,436
Beacon Mobility Corp. , 7 .25% , 8/1/30 , Callable 8/1/27 @ 103.63 (a) .................. 1,107 1,153
BlueLinx Holdings, Inc. , 6 .00% , 11/15/29 , Callable 12/5/25 @ 101.5 (a) ................ 550 540
Brundage-Bone Concrete Pumping Holdings, Inc. , 7 .50% , 2/1/32 , Callable 2/1/28 @ 103.75 (a) 2,188 2,209
Builders FirstSource, Inc. , 6 .38% , 3/1/34 , Callable 3/1/29 @ 103.19 (a) ................. 2,242 2,322
BWX Technologies, Inc. , 4 .13% , 4/15/29 , Callable 11/20/25 @ 101.03 (a) ............... 1,000 975
Cornerstone Building Brands, Inc. , 9 .50% , 8/15/29 , Callable 8/15/26 @ 104.75 (a) ......... 6,272 5,789
Cougar JV Subsidiary LLC , 8 .00% , 5/15/32 , Callable 5/15/27 @ 104 (a) ................ 1,000 1,067
CP Atlas Buyer, Inc. , 9 .75% , 7/15/30 , Callable 7/15/27 @ 104.88 (a) ................... 2,659 2,776
EMRLD Borrower LP/Emerald Co-Issuer, Inc. , 6 .75% , 7/15/31 , Callable 7/15/27 @ 103.38 (a) 1,275 1,322
Enpro, Inc. , 6 .13% , 6/1/33 , Callable 6/1/28 @ 103.06 (a) ........................... 850 872
Esab Corp. , 6 .25% , 4/15/29 , Callable 4/15/26 @ 103.13 (a) ......................... 500 512
Gates Corp. , 6 .88% , 7/1/29 , Callable 7/1/26 @ 103.44 (a) .......................... 1,000 1,038
Genesee & Wyoming, Inc. , 6 .25% , 4/15/32 , Callable 4/15/27 @ 103.13 (a) .............. 2,348 2,394
Griffon Corp. , 5 .75% , 3/1/28 , Callable 12/5/25 @ 100.96 .......................... 1,500 1,499
GXO Logistics, Inc. , 6 .50% , 5/6/34 , Callable 2/6/34 @ 100 ......................... 809 869
Herc Holdings, Inc.
6 .63% , 6/15/29 , Callable 6/15/26 @ 103.31 (a) .............................. 2,000 2,066
7 .25% , 6/15/33 , Callable 6/15/28 @ 103.63 (a) (g) ............................ 4,371 4,610
JB Poindexter & Co., Inc. , 8 .75% , 12/15/31 , Callable 12/15/26 @ 104.38 (a) ............. 2,875 3,009
JetBlue Airways Corp./JetBlue Loyalty LP , 9 .88% , 9/20/31 , Callable 8/27/27 @ 104.94 (a) ... 491 483
JH North America Holdings, Inc. , 6 .13% , 7/31/32 , Callable 7/31/28 @ 103.06 (a) ......... 1,359 1,395
Masterbrand, Inc. , 7 .00% , 7/15/32 , Callable 7/15/27 @ 103.5 (a) ..................... 3,500 3,637
OneSky Flight LLC , 8 .88% , 12/15/29 , Callable 12/15/26 @ 104.44 (a) ................. 2,004 2,124
QXO Building Products, Inc. , 6 .75% , 4/30/32 , Callable 4/30/28 @ 103.38 (a) ............ 2,009 2,084
Rand Parent LLC , 8 .50% , 2/15/30 , Callable 2/15/26 @ 104.25 (a) (g) .................. 500 511
RB Global Holdings, Inc. , 7 .75% , 3/15/31 , Callable 3/15/26 @ 103.88 (a) ............... 2,000 2,091
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 ...................... 521 558
Resideo Funding, Inc. , 6 .50% , 7/15/32 , Callable 7/15/27 @ 103.25 (a) ................. 2,418 2,474
Roller Bearing Co. of America, Inc. , 4 .38% , 10/15/29 , Callable 12/5/25 @ 101.09 (a) ....... 1,000 978
Science Applications International Corp. , 5 .88% , 11/1/33 , Callable 11/1/28 @ 102.94 (a) .... 894 891
Sensata Technologies, Inc. , 6 .63% , 7/15/32 , Callable 7/15/27 @ 103.31 (a) .............. 1,000 1,041
Spirit AeroSystems, Inc.
9 .38% , 11/30/29 , Callable 12/5/25 @ 104.69 (a) ............................. 4,000 4,203
9 .75% , 11/15/30 , Callable 11/15/26 @ 104.88 (a) ............................ 6,777 7,446
Spirit Airlines Pass Through Trust , 4 .10% , 4/1/28 ................................ 1,472 1,396
Standard Industries, Inc.
4 .38% , 7/15/30 , Callable 12/5/25 @ 102.19 (a) .............................. 3,000 2,894
3 .38% , 1/15/31 , Callable 12/5/25 @ 101.69 (a) .............................. 5,000 4,557
Star Leasing Co. LLC , 7 .63% , 2/15/30 , Callable 2/15/27 @ 103.81 (a) ................. 867 820
The GEO Group, Inc. , 8 .63% , 4/15/29 , Callable 4/15/26 @ 104.31 .................... 247 261
The Hertz Corp. , 12 .63% , 7/15/29 , Callable 7/15/27 @ 106.31 (a) ..................... 2,550 2,527

Victory Portfolios III
Victory High Income Fund
39
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
TKC Holdings, Inc. , 10 .50% , 5/15/29 , Callable 12/5/25 @ 102.63 (a) .................. $ 3,000 $ 3,084
TransDigm, Inc.
4 .88% , 5/1/29 , Callable 12/5/25 @ 101.22 ................................. 1,500 1,484
6 .00% , 1/15/33 , Callable 9/15/27 @ 103 (a) ................................ 1,000 1,016
TriNet Group, Inc. , 7 .13% , 8/15/31 , Callable 8/15/26 @ 103.56 (a) .................... 2,200 2,282
United Airlines Pass Through Trust , 4 .88% , 1/15/26 .............................. 6 6
United Rentals North America, Inc.
4 .00% , 7/15/30 , Callable 11/15/25 @ 102 .................................. 1,500 1,440
6 .13% , 3/15/34 , Callable 3/15/29 @ 103.06 (a) .............................. 4,916 5,137
Veritiv Operating Co. , 10 .50% , 11/30/30 , Callable 11/30/26 @ 105.25 (a) ............... 250 260
Waste Pro USA, Inc. , 7 .00% , 2/1/33 , Callable 2/1/28 @ 103.5 (a) ..................... 2,212 2,304
Windsor Holdings III LLC , 8 .50% , 6/15/30 , Callable 6/15/26 @ 104.25 (a) .............. 1,000 1,055
XPO, Inc. , 7 .13% , 6/1/31 , Callable 6/1/26 @ 103.56 (a) ............................ 458 478
101,700
Information Technology (3.2%):
AthenaHealth Group, Inc. , 6 .50% , 2/15/30 , Callable 12/5/25 @ 103.25 (a) ............... 500 490
Block, Inc. , 6 .50% , 5/15/32 , Callable 5/15/27 @ 103.25 ........................... 3,227 3,349
Capstone Borrower, Inc. , 8 .00% , 6/15/30 , Callable 6/15/26 @ 104 (a) .................. 500 511
Central Parent, Inc./CDK Global, Inc. , 7 .25% , 6/15/29 , Callable 12/5/25 @ 103.63 (a) ...... 2,500 2,069
Cloud Software Group, Inc.
6 .50% , 3/31/29 , Callable 11/15/25 @ 103.25 (a) ............................. 1,979 1,994
9 .00% , 9/30/29 , Callable 12/5/25 @ 104.5 (a) ............................... 500 517
CoreWeave, Inc.
9 .25% , 6/1/30 , Callable 6/1/27 @ 104.63 (a) ................................ 441 445
9 .00% , 2/1/31 , Callable 2/1/28 @ 104.5 (a) ................................. 880 883
Diebold Nixdorf, Inc. , 7 .75% , 3/31/30 , Callable 12/18/26 @ 103.88 (a) ................. 194 206
Ellucian Holdings, Inc. , 6 .50% , 12/1/29 , Callable 12/1/26 @ 103.25 (a) ................. 1,581 1,602
EquipmentShare.com, Inc.
9 .00% , 5/15/28 , Callable 12/5/25 @ 106.75 (a) .............................. 1,500 1,512
8 .63% , 5/15/32 , Callable 5/15/27 @ 104.31 (a) .............................. 1,000 1,010
8 .00% , 3/15/33 , Callable 9/15/27 @ 104 (a) ................................ 332 327
Fair Isaac Corp. , 6 .00% , 5/15/33 , Callable 5/15/28 @ 103 (a) ........................ 993 1,014
NCR Voyix Corp. , 5 .13% , 4/15/29 , Callable 12/5/25 @ 101.28 (a) .................... 729 722
Open Text Holdings, Inc. , 4 .13% , 12/1/31 , Callable 12/1/26 @ 102.06 (a) ............... 3,500 3,259
Qnity Electronics, Inc. , 6 .25% , 8/15/33 , Callable 8/15/28 @ 103.13 (a) ................. 1,000 1,027
Rocket Software, Inc.
9 .00% , 11/28/28 , Callable 11/15/25 @ 103 (a) ............................... 780 804
6 .50% , 2/15/29 , Callable 12/5/25 @ 101.63 (a) .............................. 500 487
S&S Holdings LLC , 8 .38% , 10/1/31 , Callable 10/1/27 @ 104.19 (a) ................... 2,924 2,795
Solstice Advanced Materials, Inc. , 5 .63% , 9/30/33 , Callable 9/30/28 @ 102.81 (a) ......... 536 536
UKG, Inc. , 6 .88% , 2/1/31 , Callable 2/1/27 @ 103.44 (a) ............................ 2,571 2,646
Zebra Technologies Corp. , 6 .50% , 6/1/32 , Callable 6/1/27 @ 103.25 (a) ................ 1,500 1,555
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. , 3 .88% , 2/1/29 , Callable 11/15/25 @
100.97 (a) ......................................................... 2,000 1,886
31,646
Materials (2.8%):
AAR Escrow Issuer LLC , 6 .75% , 3/15/29 , Callable 3/15/26 @ 103.38 (a) ............... 2,000 2,065
AmeriTex HoldCo Intermediate LLC , 7 .63% , 8/15/33 , Callable 8/15/28 @ 103.81 (a) ...... 2,309 2,415
Avient Corp. , 6 .25% , 11/1/31 , Callable 9/15/27 @ 103.13 (a) ........................ 500 511
Axalta Coating Systems LLC , 3 .38% , 2/15/29 , Callable 12/5/25 @ 100.84 (a) ............ 500 476
Clydesdale Acquisition Holdings, Inc. , 6 .75% , 4/15/32 , Callable 4/15/28 @ 103.38 (a) ...... 375 376
Compass Minerals International, Inc. , 8 .00% , 7/1/30 , Callable 7/1/27 @ 104 (a) ........... 443 461
Dcli Bidco LLC , 7 .75% , 11/15/29 , Callable 11/15/26 @ 103.88 (a) .................... 1,674 1,702
Knife River Corp. , 7 .75% , 5/1/31 , Callable 5/1/26 @ 103.88 (a) ...................... 3,475 3,639
Light & Wonder International, Inc. , 6 .25% , 10/1/33 , Callable 10/1/28 @ 103.13 (a) ........ 1,340 1,335
Louisiana-Pacific Corp. , 3 .63% , 3/15/29 , Callable 12/5/25 @ 100.91 (a) ................ 1,000 961
Mativ Holdings, Inc. , 8 .00% , 10/1/29 , Callable 10/1/26 @ 104 (a) (g) .................. 850 822
Novelis Corp. , 6 .88% , 1/30/30 , Callable 1/30/27 @ 103.44 (a) ....................... 295 306
Panther Escrow Issuer LLC , 7 .13% , 6/1/31 , Callable 6/1/27 @ 103.56 (a) ............... 1,600 1,654
Sasol Financing USA LLC , 8 .75% , 5/3/29 , Callable 3/3/29 @ 100 (a) .................. 1,500 1,525
Sealed Air Corp. , 6 .50% , 7/15/32 , Callable 7/15/27 @ 103.25 (a) ..................... 3,000 3,104
Smyrna Ready Mix Concrete LLC , 8 .88% , 11/15/31 , Callable 11/15/26 @ 104.44 (a) ....... 3,266 3,444

Victory Portfolios III
Victory High Income Fund
40
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
The Chemours Co.
5 .75% , 11/15/28 , Callable 11/15/25 @ 100.96 (a) ............................ $ 1,000 $ 960
4 .63% , 11/15/29 , Callable 12/5/25 @ 101.16 (a) ............................. 1,000 882
8 .00% , 1/15/33 , Callable 1/15/28 @ 104 (a) ................................ 991 956
27,594
Real Estate (2.3%):
Cushman & Wakefield U.S. Borrower LLC , 8 .88% , 9/1/31 , Callable 9/1/26 @ 104.44 (a) .... 1,500 1,606
Forestar Group, Inc. , 6 .50% , 3/15/33 , Callable 3/15/28 @ 103.25 (a) ................... 2,712 2,781
GLP Capital LP/GLP Financing II, Inc. , 5 .63% , 9/15/34 , Callable 6/15/34 @ 100 ......... 845 854
RHP Hotel Properties LP/RHP Finance Corp.
4 .50% , 2/15/29 , Callable 12/5/25 @ 101.5 (a) ............................... 1,738 1,710
6 .50% , 4/1/32 , Callable 4/1/27 @ 103.25 (a) ................................ 2,121 2,181
SBA Tower Trust , 6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ....................... 1,053 1,078
Service Properties Trust
4 .38% , 2/15/30 , Callable 8/15/29 @ 100 (g) ................................ 2,107 1,772
8 .63% , 11/15/31 , Callable 11/15/26 @ 104.31 (a) ............................ 1,000 1,054
8 .88% , 6/15/32 , Callable 6/15/27 @ 104.44 ................................ 2,043 2,013
The Howard Hughes Corp. , 4 .38% , 2/1/31 , Callable 2/1/26 @ 102.19 (a) ................ 6,390 6,010
VICI Properties LP/VICI Note Co., Inc. , 4 .13% , 8/15/30 , Callable 12/5/25 @ 102.06 (a) .... 1,224 1,184
22,243
Utilities (1.6%):
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer , 6 .75% , 4/15/28 , Callable
12/5/25 @ 103.38 (a) ................................................ 1,000 1,018
Calpine Corp.
5 .13% , 3/15/28 , Callable 12/5/25 @ 100.85 (a) .............................. 4,250 4,250
4 .63% , 2/1/29 , Callable 12/5/25 @ 101.16 (a) ............................... 3,600 3,576
Entergy Corp. , 7 .13% ( H15T5Y + 267 bps ) , 12/1/54 , Callable 9/1/29 @ 100 (b) ............ 3,500 3,678
NRG Energy, Inc. , 5 .75% , 7/15/29 , Callable 11/15/25 @ 101.44 (a) ................... 2,000 2,009
Vistra Operations Co. LLC , 6 .88% , 4/15/32 , Callable 4/15/27 @ 103.44 (a) .............. 1,000 1,051
15,582
Total Corporate Bonds (Cost $577,966)
a
a
a
580,762
Yankee Dollars (14.1%)
Communication Services (1.8%):
Altice France Lux 3/Altice Holdings 1 , 10 .00% , 1/15/33 , Callable 10/1/26 @ 101 (a) ....... 2,200 2,069
Altice France SA
9 .50% , 11/1/29 , Callable 10/1/26 @ 101 (a) ................................ 2,785 2,834
6 .88% , 10/15/30 , Callable 10/1/26 @ 101 (a) ............................... 5,776 5,651
Bell Telephone Co. of Canada or Bell Canada , 6 .88% ( H15T5Y + 239 bps ) , 9/15/55 , Callable
6/15/30 @ 100 (b) ................................................... 432 452
Flutter Treasury DAC , 5 .88% , 6/4/31 , Callable 4/15/27 @ 102.94 (a) .................. 236 239
Rogers Communications, Inc. , 7 .00% ( H15T5Y + 265 bps ) , 4/15/55 , Callable 2/14/30 @ 100 (b) 873 914
Telecom Italia Capital SA , 7 .20% , 7/18/36 ..................................... 753 821
Virgin Media Finance PLC , 5 .00% , 7/15/30 , Callable 12/5/25 @ 102.5 (a) ............... 970 866
Vmed O2 UK Financing I PLC , 4 .75% , 7/15/31 , Callable 7/15/26 @ 102.38 (a) ........... 2,212 2,048
Zegona Finance PLC , 8 .63% , 7/15/29 , Callable 7/15/26 @ 104.31 (a) .................. 2,051 2,181
18,075
Consumer Discretionary (3.2%):
Brightstar Lottery PLC , 6 .25% , 1/15/27 , Callable 7/15/26 @ 100 (a) ................... 2,594 2,619
Carnival Corp.
6 .00% , 5/1/29 (a) ................................................... 676 686
6 .13% , 2/15/33 , Callable 2/15/28 @ 103.06 (a) .............................. 188 194
Global Auto Holdings Ltd./AAG FH UK Ltd.
11 .50% , 8/15/29 , Callable 11/15/26 @ 105.75 (a) ............................ 2,290 2,366
8 .75% , 1/15/32 , Callable 1/15/27 @ 104.38 (a) .............................. 2,732 2,587
Great Canadian Gaming Corp./Raptor LLC , 8 .75% , 11/15/29 , Callable 11/15/26 @ 104.38 (a) 837 818
IHO Verwaltungs GmbH
6 .38% , 5/15/29 , Callable 12/5/25 @ 102.13 (a) (o) ............................ 1,024 1,024
8 .00% , 11/15/32 , Callable 11/15/27 @ 104 (a) (p) ............................. 1,013 1,056
Mattamy Group Corp. , 4 .63% , 3/1/30 , Callable 12/5/25 @ 102.31 (a) .................. 2,300 2,232

Victory Portfolios III
Victory High Income Fund
41
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
NCL Corp. Ltd.
6 .25% , 3/1/30 , Callable 3/1/27 @ 103.13 (a) ................................ $ 1,000 $ 1,016
6 .75% , 2/1/32 , Callable 2/1/28 @ 103.38 (a) ................................ 5,099 5,241
Nissan Motor Co. Ltd. , 7 .75% , 7/17/32 , Callable 5/17/32 @ 100 (a) ................... 1,268 1,339
Royal Caribbean Cruises Ltd.
5 .63% , 9/30/31 , Callable 9/30/27 @ 102.81 (a) .............................. 596 607
6 .25% , 3/15/32 , Callable 3/15/27 @ 103.13 (a) .............................. 60 62
6 .00% , 2/1/33 , Callable 8/1/27 @ 103 (a) .................................. 7,787 7,992
Viking Cruises Ltd.
9 .13% , 7/15/31 , Callable 7/15/26 @ 104.56 (a) .............................. 322 345
5 .88% , 10/15/33 , Callable 10/15/28 @ 102.94 (a) ............................ 1,116 1,133
Viking Ocean Cruises Ship VII Ltd. , 5 .63% , 2/15/29 , Callable 12/5/25 @ 101.41 (a) ....... 100 100
31,417
Energy (0.5%):
Baytex Energy Corp. , 7 .38% , 3/15/32 , Callable 3/15/27 @ 103.69 (a) .................. 946 932
Consolidated Energy Finance SA , 12 .00% , 2/15/31 , Callable 2/15/27 @ 106 (a) (g) ......... 834 587
Northriver Midstream Finance LP , 6 .75% , 7/15/32 , Callable 7/15/27 @ 103.38 (a) ......... 2,000 2,037
Vallourec SACA , 7 .50% , 4/15/32 , Callable 4/15/27 @ 103.75 (a) ..................... 250 266
Vermilion Energy, Inc. , 7 .25% , 2/15/33 , Callable 2/28/28 @ 103.63 (a) ................. 920 848
4,670
Financials (2.5%):
1261229 BC Ltd. , 10 .00% , 4/15/32 , Callable 4/15/28 @ 105 (a) ...................... 2,575 2,694
Ardonagh Finco Ltd. , 7 .75% , 2/15/31 , Callable 2/15/27 @ 103.88 (a) .................. 3,663 3,831
Ardonagh Group Finance Ltd. , 8 .88% , 2/15/32 , Callable 2/15/27 @ 104.44 (a) ........... 4,000 4,172
Belron UK Finance PLC , 5 .75% , 10/15/29 , Callable 10/15/26 @ 102.88 (a) .............. 2,275 2,306
GGAM Finance Ltd.
6 .88% , 4/15/29 , Callable 4/15/26 @ 103.44 (a) .............................. 1,100 1,141
5 .88% , 3/15/30 , Callable 9/15/26 @ 102.94 (a) .............................. 1,100 1,118
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden U.S. Refinance LLC ,
8 .13% , 2/15/32 , Callable 2/15/27 @ 104.06 (a) .............................. 750 774
Jones Deslauriers Insurance Management, Inc.
8 .50% , 3/15/30 , Callable 3/15/26 @ 104.25 (a) .............................. 500 526
6 .88% , 10/1/33 , Callable 10/1/28 @ 103.44 (a) .............................. 100 99
Lehman Brothers Treasury Co. B.V. , MTN (j) (q) ................................. 1,447 — (i)
Opal Bidco SAS , 6 .50% , 3/31/32 , Callable 3/31/28 @ 103.25 (a) ..................... 2,800 2,884
UniCredit SpA , 5 .86% ( USISOA05 + 370 bps ) , 6/19/32 , Callable 6/19/27 @ 100 (a) (b) ...... 5,000 5,081
24,626
Health Care (0.5%):
Bausch + Lomb Corp. , 8 .38% , 10/1/28 , Callable 11/15/25 @ 104.19 (a) ................ 600 627
Perrigo Finance Unlimited Co. , 6 .13% , 9/30/32 , Callable 9/30/27 @ 103.06 ............. 3,900 3,941
4,568
Industrials (3.0%):
ATS Corp. , 4 .13% , 12/15/28 , Callable 12/5/25 @ 101.03 (a) ......................... 1,000 964
Avianca Midco 2 PLC , 9 .63% , 2/14/30 , Callable 2/14/27 @ 104.81 (a) ................. 3,353 3,324
Azorra Finance Ltd. , 7 .75% , 4/15/30 , Callable 10/15/26 @ 103.88 (a) .................. 4,275 4,510
Bombardier, Inc.
6 .00% , 2/15/28 , Callable 12/5/25 @ 101.5 (a) ............................... 2,500 2,505
7 .25% , 7/1/31 , Callable 7/1/27 @ 103.63 (a) ................................ 4,890 5,192
6 .75% , 6/15/33 , Callable 6/15/28 @ 103.38 (a) .............................. 1,788 1,877
Cimpress PLC , 7 .38% , 9/15/32 , Callable 9/15/27 @ 103.69 (a) ....................... 1,100 1,118
Fibercop SpA , 7 .20% , 7/18/36 , Callable 4/18/36 @ 100 (a) ......................... 2,247 2,277
Grupo Aeromexico SAB de CV , 8 .63% , 11/15/31 , Callable 11/15/27 @ 104.31 (a) ......... 3,410 3,437
Latam Airlines Group SA , 7 .88% , 4/15/30 , Callable 10/15/26 @ 103.94 (a) .............. 1,548 1,602
Seaspan Corp. , 5 .50% , 8/1/29 , Callable 12/5/25 @ 101.38 (a) ........................ 750 720
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
9 .50% , 6/1/28 , Callable 12/5/25 @ 104.75 (a) ............................... 700 727
6 .38% , 2/1/30 , Callable 12/5/25 @ 103.19 (a) ............................... 1,301 1,255
29,508
Information Technology (1.5%):
Iliad Holding SAS , 8 .50% , 4/15/31 , Callable 4/15/27 @ 104.25 (a) .................... 2,000 2,149
Kioxia Holdings Corp. , 6 .63% , 7/24/33 , Callable 7/24/28 @ 103.31 (a) ................. 7,319 7,643

Victory Portfolios III
Victory High Income Fund
42
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Seagate Data Storage Technology Pte Ltd.
8 .50% , 7/15/31 , Callable 7/15/26 @ 104.25 (a) .............................. $ 2,100 $ 2,235
9 .63% , 12/1/32 , Callable 12/1/27 @ 104.81 (a) .............................. 2,090 2,383
14,410
Materials (1.1%):
Aris Mining Corp. , 8 .00% , 10/31/29 , Callable 10/31/26 @ 104 (a) .................... 900 936
Endeavour Mining PLC , 7 .00% , 5/28/30 , Callable 5/28/27 @ 103.5 (a) ................. 500 516
First Quantum Minerals Ltd. , 7 .25% , 2/15/34 , Callable 2/15/29 @ 103.63 (a) ............. 833 865
Ivanhoe Mines Ltd. , 7 .88% , 1/23/30 , Callable 1/23/27 @ 103.94 (a) ................... 1,614 1,663
Methanex Corp. , 5 .25% , 12/15/29 , Callable 9/15/29 @ 100 ......................... 2,431 2,419
Mineral Resources Ltd. , 9 .25% , 10/1/28 , Callable 12/5/25 @ 104.63 (a) ................ 2,000 2,097
NOVA Chemicals Corp.
4 .25% , 5/15/29 , Callable 12/5/25 @ 101.06 (a) .............................. 2,215 2,155
7 .00% , 12/1/31 , Callable 12/1/27 @ 103.5 (a) ............................... 405 430
11,081
Total Yankee Dollars (Cost $132,210)
a
a
a
138,355
Commercial Paper (7.1%)
Consumer Discretionary (0.3%):
AutoNation, Inc. , 4 .51% , 11/5/25 (a) (r) ........................................ 3,500 3,498
Consumer Staples (1.2%):
Bacardi-Martini B.V. , 4 .44% , 12/11/25 (a) (r) .................................... 1,800 1,791
Conagra Brands, Inc. , 4 .25% , 11/13/25 (a) (r) .................................... 9,700 9,685
11,476
Energy (2.0%):
Ovintiv, Inc. , 4 .59% , 12/16/25 (a) (r) .......................................... 9,700 9,643
Western Midstream Operating LP , 4 .51% , 11/7/25 (a) (r) ............................ 9,700 9,692
19,335
Health Care (0.5%):
HCA, Inc. , 4 .30% , 11/4/25 (a) (r) ............................................ 5,000 4,998
Industrials (1.0%):
Air Lease Corp.
4 .32% , 11/13/25 (a) (r) ................................................ 1,200 1,198
4 .38% , 11/20/25 (a) (r) ................................................ 8,500 8,479
9,677
Information Technology (1.0%):
Jabil, Inc. , 4 .40% , 11/3/25 (a) (r) ............................................. 9,700 9,696
Materials (1.1%):
FMC Corp. , 4 .72% , 11/3/25 (a) (r) ............................................ 7,500 7,497
International Flavors & Fragrances, Inc. , 4 .11% , 11/13/25 (a) (r) ...................... 3,900 3,894
11,391
Total Commercial Paper (Cost $70,079)
a
a
a
70,071
Shares
Exchange-Traded Funds (1.9%)
iShares BB Rated Corporate Bond ETF ....................................... 246,500 11,630
SPDR Portfolio High Yield Bond ETF (g) ...................................... 300,000 7,140
Total Exchange-Traded Funds (Cost $18,538)
a
a
a
18,770
Collateral for Securities Loaned (1.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .01% (s) ........ 3,104,697 3,104
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .98% (s) ............ 3,104,697 3,105
Invesco Government & Agency Portfolio, Institutional Shares , 4 .00% (s) ................ 3,104,697 3,105
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .00% (s) . 3,104,697 3,105
Total Collateral for Securities Loaned (Cost $12,419)
a
a
a
12,419
Total Investments (Cost $965,884) — 99.1% 974,390
Other assets in excess of liabilities —  0.9% 8,362
NET ASSETS - 100.00% $ 982,752

Victory Portfolios III
Victory High Income Fund
43
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
At October 31, 2025, the Fund's investments in foreign securities were 15.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of October 31, 2025, the fair value of these securities was
$786,466 (thousands) and amounted to 80.0% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of October 31, 2025.
(c) Security is interest only.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at October 31, 2025.
(e) Amount represents less than 0.05% of net assets.
(f) Non-income producing security.
(g) All or a portion of this security is on loan.
(h) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.1% of net assets as of October 31, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(i) Rounds to less than $1 thousand.
(j) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(k) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(l) Up to 6.75% of the coupon may be PIK.
(m) Up to 10.75% of the coupon may be PIK.
(n) Currently the issuer is in default with respect to interest and/or principal payments.
(o) Up to 7.13% of the coupon may be PIK.
(p) Up to 8.75% of the coupon may be PIK.
(q) Zero-coupon bond.
(r) Rate represents the effective yield at October 31, 2025.
(s) Rate disclosed is the daily yield on October 31, 2025.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
ETF
—
Exchange-Traded Fund
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of October 31, 2025.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
RB
—
Revenue Bond
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of October 31, 2025.
SOFR03M
—
3 Month SOFR, rate disclosed as of October 31, 2025.
SOFR06M
—
6 Month SOFR, rate disclosed as of October 31, 2025.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of October 31, 2025.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of October 31, 2025.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
10-Year U.S. Treasury Note Futures ...... 70 12/19/25 $ 7,807 $ 7,887 $ 80
30-Year U.S. Treasury Bond Futures ..... 6 12/19/25 680 704 24
5-Year U.S. Treasury Note Futures ....... 225 12/31/25 24,476 24,572 96
$ 200
Total unrealized appreciation $ 200
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 200

Schedule of Portfolio Investments
October 31, 2025
Victory Portfolios III
Victory Income Fund
44
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (11.2%)
ABS Auto (5.1%):
Ally Auto Receivables Trust , Series 2024-1 , Class C , 5 .41% , 11/15/29 , Callable 7/15/27 @ 100 $ 1,500 $ 1,527
ARI Fleet Lease Trust ....................................................
Series 2024-B , Class B , 5 .39% , 4/15/33 , Callable 11/15/27 @ 100 (a) .............. 1,100 1,126
Series 2025-A , Class A3 , 4 .46% , 1/17/34 , Callable 9/15/28 @ 100 (a) .............. 1,000 1,009
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) ................................ 3,500 3,524
Series 2023-6A , Class C , 7 .03% , 12/20/29 (a) ............................... 4,000 4,216
BofA Auto Trust , Series 2024-1A , Class A4 , 5 .31% , 6/17/30 , Callable 4/15/27 @ 100 (a) .... 1,350 1,374
CarMax Auto Owner Trust ................................................
Series 2022-3 , Class D , 6 .20% , 1/16/29 , Callable 9/15/26 @ 100 ................. 2,930 2,964
Series 2023-2 , Class B , 5 .18% , 11/15/28 , Callable 4/15/27 @ 100 ................ 5,000 5,057
CarMax Select Receivables Trust ...........................................
Series 2024-A , Class B , 5 .35% , 1/15/30 , Callable 2/15/28 @ 100 ................. 2,400 2,432
Series 2025-A , Class B , 5 .01% , 9/16/30 , Callable 10/15/28 @ 100 ................ 2,000 2,022
Carvana Auto Receivables Trust , Series 2021-N4 , Class A2 , 1 .80% , 9/11/28 , Callable 11/10/27
@ 100 ........................................................... 1,284 1,256
Chase Auto Owner Trust ..................................................
Series 2023-AA , Class C , 6 .24% , 9/25/29 , Callable 3/25/28 @ 100 (a) ............. 2,750 2,867
Series 2024-1A , Class B , 5 .16% , 11/26/29 , Callable 12/25/27 @ 100 (a) ............ 964 983
Series 2024-2A , Class B , 5 .55% , 1/25/30 , Callable 12/25/27 @ 100 (a) ............. 2,500 2,577
Series 2024-3A , Class A4 , 5 .08% , 12/25/29 , Callable 12/25/27 @ 100 (a) ........... 2,000 2,044
Series 2024-4A , Class B , 5 .23% , 4/25/30 , Callable 2/25/28 @ 100 (a) .............. 1,500 1,532
Series 2025-2A , Class B , 4 .32% , 3/25/31 , Callable 5/25/29 @ 100 (a) .............. 1,367 1,361
Chesapeake Funding II LLC , Series 2023-1A , Class C , 6 .07% , 5/15/35 , Callable 5/15/26 @
100 (a) ........................................................... 1,000 1,007
Citizens Auto Receivables Trust ............................................
Series 2023-1 , Class A3 , 5 .84% , 1/18/28 , Callable 2/15/27 @ 100 (a) .............. 1,475 1,483
Series 2023-1 , Class A4 , 5 .78% , 10/15/30 , Callable 2/15/27 @ 100 (a) ............. 2,000 2,038
Credit Acceptance Auto Loan Trust ..........................................
Series 2023-2A , Class A , 5 .92% , 5/16/33 , Callable 11/15/26 @ 100 (a) ............. 451 452
Series 2023-2A , Class B , 6 .61% , 7/15/33 , Callable 11/15/26 @ 100 (a) ............. 2,000 2,013
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 3/15/27 @ 100 (a) ............. 2,842 2,880
Series 2024-3A , Class A , 4 .68% , 9/15/34 , Callable 5/15/28 @ 100 (a) .............. 2,000 1,987
Ent Auto Receivables Trust , Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 4/15/28 @
100 (a) ........................................................... 1,750 1,791
Enterprise Fleet Financing LLC .............................................
Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 4/20/26 @ 100 (a) ............. 4,000 4,042
Series 2023-1 , Class A3 , 5 .42% , 10/22/29 , Callable 10/20/26 @ 100 (a) ............ 2,222 2,246
Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 2/20/27 @ 100 (a) .............. 1,393 1,400
Series 2024-1 , Class A3 , 5 .16% , 9/20/30 , Callable 8/20/27 @ 100 (a) .............. 3,000 3,056
FCCU Auto Receivables Trust ..............................................
Series 2024-1A , Class A4 , 5 .46% , 4/15/30 , Callable 1/15/28 @ 100 (a) ............. 3,232 3,295
Series 2025-1A , Class B , 5 .36% , 9/15/31 , Callable 2/15/29 @ 100 (a) .............. 647 668
Ford Credit Auto Owner Trust ..............................................
Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 2,467 2,511
Series 2023-2 , Class B , 5 .92% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 6,150 6,382
Foursight Capital Automobile Receivables Trust , Series 2024-1 , Class B , 5 .55% , 5/15/29 ,
Callable 4/15/27 @ 100 (a) ............................................ 2,143 2,143
GECU Auto Receivables Trust .............................................
Series 2023-1A , Class B , 5 .87% , 1/15/30 , Callable 2/15/28 @ 100 (a) .............. 1,660 1,714
Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 2/15/28 @ 100 (a) .............. 998 1,036
GLS Auto Receivables Issuer Trust ..........................................
Series 2021-3A , Class E , 3 .20% , 10/16/28 , Callable 4/15/26 @ 100 (a) ............. 1,000 990
Series 2021-4A , Class E , 4 .43% , 10/16/28 , Callable 2/15/27 @ 100 (a) ............. 750 737
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A , Class B , 6 .67% , 12/17/29 , Callable 6/15/28 @ 100 (a) ............. 3,110 3,201
Series 2025-1A , Class A2 , 4 .71% , 4/15/30 , Callable 7/15/29 @ 100 (a) ............. 1,151 1,158
GM Financial Automobile Leasing Trust , Series 2024-1 , Class B , 5 .33% , 3/20/28 , Callable
7/20/26 @ 100 ..................................................... 70 70
GM Financial Consumer Automobile Receivables Trust , Series 2025-1 , Class B , 5 .00% ,
8/16/30 , Callable 3/16/28 @ 100 ........................................ 2,000 2,034

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
GreenState Auto Receivables Trust , Series 2024-1A , Class A4 , 5 .17% , 1/15/30 , Callable
3/15/28 @ 100 (a) ................................................... $ 4,000 $ 4,061
GTE Auto Receivables Trust , Series 2023-1 , Class A4 , 5 .12% , 4/16/29 , Callable 3/15/27 @
100 (a) ........................................................... 7,000 7,040
Hertz Vehicle Financing III LLC , Series 2023-1A , Class B , 6 .22% , 6/25/27 (a) ........... 1,000 1,007
Hertz Vehicle Financing LLC , Series 2022-2A , Class C , 2 .95% , 6/26/28 , Callable 6/25/27 @
100 (a) ........................................................... 3,500 3,357
LAD Auto Receivables Trust ...............................................
Series 2023-1A , Class B , 5 .59% , 8/16/27 , Callable 4/15/27 @ 100 (a) .............. 1,925 1,926
Series 2023-2A , Class A3 , 5 .42% , 2/15/28 , Callable 5/15/27 @ 100 (a) ............. 1,074 1,075
Series 2023-2A , Class B , 5 .45% , 4/15/28 , Callable 5/15/27 @ 100 (a) .............. 2,719 2,727
Series 2023-3A , Class B , 6 .09% , 6/15/28 , Callable 7/15/27 @ 100 (a) .............. 2,307 2,327
Series 2023-4A , Class B , 6 .39% , 10/16/28 , Callable 10/15/27 @ 100 (a) ............ 1,450 1,474
M&T Bank Auto Receivables Trust , Series 2025-1A , Class A4 , 4 .89% , 7/15/32 , Callable
9/15/28 @ 100 (a) ................................................... 1,800 1,834
Mercedes-Benz Auto Receivables Trust , Series 2025-1 , Class A4 , 4 .92% , 4/15/31 , Callable
8/15/28 @ 100 ..................................................... 3,000 3,065
Merchants Fleet Funding LLC , Series 2024-1A , Class B , 5 .95% , 4/20/37 , Callable 3/20/27 @
100 (a) ........................................................... 4,299 4,356
OCCU Auto Receivables Trust .............................................
Series 2023-1A , Class B , 6 .51% , 9/17/29 , Callable 1/15/28 @ 100 (a) .............. 1,500 1,556
Series 2025-1A , Class A4 , 4 .79% , 1/15/31 , Callable 5/15/29 @ 100 (a) ............. 2,000 2,023
Series 2025-1A , Class B , 4 .94% , 4/15/31 , Callable 5/15/29 @ 100 (a) .............. 1,215 1,235
PenFed Auto Receivables Owner Trust ........................................
Series 2024-A , Class A4 , 4 .75% , 3/15/30 , Callable 7/15/28 @ 100 (a) .............. 4,500 4,542
Series 2025-A , Class A4 , 4 .19% , 5/15/31 , Callable 10/15/29 @ 100 (a) ............. 1,500 1,491
Series 2025-A , Class B , 4 .37% , 7/15/31 , Callable 10/15/29 @ 100 (a) .............. 667 665
Prestige Auto Receivables Trust , Series 2023-2A , Class B , 6 .64% , 12/15/27 , Callable 11/15/27
@ 100 (a) ......................................................... 3,254 3,265
SBNA Auto Lease Trust , Series 2024-B , Class A4 , 5 .55% , 12/20/28 , Callable 5/20/27 @ 100 (a) 1,182 1,197
SBNA Auto Receivables Trust ..............................................
Series 2024-A , Class A4 , 5 .21% , 4/16/29 , Callable 5/15/28 @ 100 (a) .............. 3,450 3,480
Series 2024-A , Class B , 5 .29% , 9/17/29 , Callable 5/15/28 @ 100 (a) ............... 3,450 3,485
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class A4 , 5 .70% , 8/15/29 , Callable 8/15/27 @ 100 (a) ............. 900 917
Series 2023-1A , Class B , 6 .08% , 11/15/29 , Callable 8/15/27 @ 100 (a) ............. 3,000 3,096
Series 2024-1A , Class B , 5 .33% , 7/15/30 , Callable 4/15/28 @ 100 (a) .............. 3,980 4,069
Series 2025-1A , Class B , 4 .78% , 12/15/31 , Callable 6/15/29 @ 100 (a) ............. 3,000 3,037
Securitized Term Auto Receivables Trust , Series 2025-A , Class B , 5 .04% , 7/25/31 , Callable
1/25/28 @ 100 (a) ................................................... 915 921
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A , Class B , 5 .71% , 1/22/30 , Callable 8/20/27 @ 100 (a) .............. 1,500 1,531
Series 2024-1A , Class B , 5 .38% , 1/21/31 , Callable 1/20/28 @ 100 (a) .............. 1,218 1,242
Series 2024-2A , Class B , 5 .41% , 8/20/30 , Callable 5/20/28 @ 100 (a) .............. 4,349 4,448
Series 2024-3A , Class B , 4 .76% , 11/20/31 , Callable 6/20/28 @ 100 (a) ............. 3,000 3,029
Tesla Auto Lease Trust ...................................................
Series 2023-B , Class A4 , 6 .22% , 3/22/27 , Callable 11/20/25 @ 100 (a) ............. 1,337 1,338
Series 2024-A , Class A4 , 5 .31% , 12/20/27 , Callable 5/20/26 @ 100 (a) ............. 3,000 3,020
Tesla Lease Electric Vehicle Securitization LLC , Series 2025-A , Class A4 , 4 .37% , 5/21/29 ,
Callable 1/20/28 @ 100 (a) ............................................ 1,500 1,506
Toyota Auto Receivables Owner Trust , Series 2024-D , Class A4 , 4 .43% , 4/15/30 , Callable
5/15/28 @ 100 ..................................................... 2,883 2,914
Truist Bank Auto Credit-Linked Notes , Series 2025-1 , Class B , 4 .73% , 9/26/33 , Callable
11/25/28 @ 100 (a) .................................................. 921 922
USB Auto Owner Trust ...................................................
Series 2025-1A , Class A4 , 4 .62% , 12/16/30 , Callable 11/15/27 @ 100 (a) ........... 1,500 1,524
Series 2025-1A , Class B , 4 .81% , 1/15/31 , Callable 11/15/27 @ 100 (a) ............. 1,000 1,014
Veridian Auto Receivables Trust ............................................
Series 2023-1A , Class A4 , 5 .59% , 12/15/28 , Callable 8/15/27 @ 100 (a) ............ 3,000 3,037
Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 8/15/27 @ 100 (a) .............. 1,600 1,636
Series 2023-1A , Class C , 6 .37% , 7/16/29 , Callable 8/15/27 @ 100 (a) .............. 3,500 3,606
Western Funding Auto Loan Trust , Series 2025-1 , Class A , 4 .75% , 7/16/35 (a) ............ 2,000 1,984

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Westlake Automobile Receivables Trust , Series 2025-1A , Class B , 4 .98% , 9/16/30 , Callable
5/15/28 @ 100 (a) ................................................... $ 1,563 $ 1,573
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ................................ 1,499 1,509
Series 2024-1A , Class B , 5 .50% , 2/18/39 (a) ................................ 3,167 3,219
196,485
ABS Card (0.7%):
American Express Credit Account Master Trust , Series 2024-2 , Class A , 5 .24% , 4/15/31 .... 1,985 2,069
Capital One Multi-Asset Execution Trust , Series 2021-A2 , Class A2 , 1 .39% , 7/15/30 ....... 1,985 1,859
CARDS II Trust , Series 2024-1A , Class C , 5 .84% , 7/15/29 (a) ....................... 1,575 1,584
Citibank Credit Card Issuance Trust , Series 2018-A7 , Class A7 , 3 .96% , 10/13/30 ......... 5,000 5,008
Golden Credit Card Trust .................................................
Series 2021-1A , Class B , 1 .44% , 8/15/28 (a) ................................ 4,500 4,399
Series 2021-1A , Class C , 1 .74% , 8/15/28 (a) ................................ 4,467 4,356
Master Credit Card Trust , Series 2022-2A , Class C , 2 .73% , 7/21/28 (a) ................. 2,344 2,283
Master Credit Card Trust II , Series 2023-4A , Class C , 7 .53% , 10/21/32 (a) .............. 1,273 1,338
Trillium Credit Card Trust II ...............................................
Series 2023-2A , Class C , 6 .32% , 3/26/33 (a) ................................ 3,603 3,796
Series 2025-1A , Class B , 4 .41% , 9/26/30 (a) ................................ 1,500 1,499
28,191
ABS Other (4.6%):
Aligned Data Centers Issuer LLC , Series 2021-1A , Class A2 , 1 .94% , 8/15/46 , Callable
11/15/25 @ 100 (a) .................................................. 8,500 8,303
Amur Equipment Finance Receivables X LLC , Series 2022-1A , Class B , 2 .20% , 1/20/28 ,
Callable 11/20/25 @ 100 (a) ........................................... 292 292
Amur Equipment Finance Receivables XII LLC , Series 2023-1A , Class B , 6 .03% , 12/20/29 ,
Callable 6/20/27 @ 100 (a) ............................................ 2,875 2,923
Amur Equipment Finance Receivables XIII LLC , Series 2024-1A , Class C , 5 .55% , 1/21/31 ,
Callable 1/20/28 @ 100 (a) ............................................ 1,365 1,389
Atalaya Equipment Leasing Trust , Series 2021-1A , Class C , 2 .69% , 6/15/28 , Callable 11/15/25
@ 100 (a) ......................................................... 556 553
Auxilior Term Funding LLC , Series 2024-1A , Class A3 , 5 .49% , 7/15/31 , Callable 3/15/29 @
100 (a) ........................................................... 85 87
Barings Equipment Finance LLC ............................................
Series 2025-A , Class A4 , 5 .02% , 6/13/50 , Callable 3/13/31 @ 100 (a) .............. 1,900 1,965
Series 2025-B , Class A4 , 4 .29% , 9/13/50 , Callable 9/13/30 @ 100 (a) .............. 1,960 1,952
CCG Receivables Trust ...................................................
Series 2023-1 , Class A2 , 5 .82% , 9/16/30 , Callable 8/14/26 @ 100 (a) .............. 459 462
Series 2023-1 , Class B , 5 .99% , 9/16/30 , Callable 8/14/26 @ 100 (a) ............... 985 996
Series 2024-1 , Class B , 5 .08% , 3/15/32 , Callable 4/14/28 @ 100 (a) ............... 4,000 4,052
Series 2025-1 , Class B , 4 .69% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............. 990 995
CF Hippolyta Issuer LLC .................................................
Series 2020-1 , Class A1 , 1 .69% , 7/15/60 (a) ................................ 477 408
Series 2021-1A , Class A1 , 1 .53% , 3/15/61 , Callable 11/15/25 @ 100 (a) ............ 2,808 2,334
Crossroads Asset Trust ...................................................
Series 2024-A , Class B , 5 .94% , 8/20/30 , Callable 1/20/28 @ 100 (a) ............... 2,518 2,573
Series 2025-A , Class B , 5 .20% , 2/20/32 , Callable 1/20/29 @ 100 (a) ............... 228 231
CyrusOne Data Centers Issuer I LLC , Series 2024-2A , Class A2 , 4 .50% , 5/20/49 , Callable
5/20/27 @ 100 (a) ................................................... 3,256 3,207
Dell Equipment Finance Trust ..............................................
Series 2023-1 , Class A3 , 5 .65% , 9/22/28 , Callable 11/22/25 @ 100 (a) ............. 314 314
Series 2023-3 , Class A3 , 5 .93% , 4/23/29 , Callable 5/22/26 @ 100 (a) .............. 761 765
Series 2025-2 , Class B , 4 .34% , 3/24/31 , Callable 6/22/28 @ 100 (a) ............... 1,000 999
Dext ABS LLC , Series 2023-2 , Class D , 8 .30% , 5/15/34 , Callable 1/15/28 @ 100 (a) ....... 2,333 2,477
Diamond Infrastructure Funding LLC , Series 2021-1A , Class A , 1 .76% , 4/15/49 , Callable
11/20/25 @ 100 (a) .................................................. 5,667 5,458
Diamond Issuer LLC , Series 2021-1A , Class A , 2 .31% , 11/20/51 , Callable 11/20/25 @ 100 (a) 4,875 4,644
DLLAA LLC , Series 2025-1A , Class A4 , 5 .08% , 4/20/33 , Callable 6/20/29 @ 100 (a) ...... 2,375 2,445
DLLAD LLC , Series 2024-1A , Class A4 , 5 .38% , 9/22/31 , Callable 3/20/29 @ 100 (a) ...... 2,257 2,339
DLLMT LLC ..........................................................
Series 2023-1A , Class A3 , 5 .34% , 3/22/27 , Callable 3/20/27 @ 100 (a) ............. 507 509
Series 2023-1A , Class A4 , 5 .35% , 3/20/31 , Callable 3/20/27 @ 100 (a) ............. 2,286 2,305

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-1A , Class A4 , 4 .98% , 4/20/32 , Callable 5/20/28 @ 100 (a) ............. $ 1,758 $ 1,792
FirstKey Homes Trust , Series 2021-SFR2 , Class B , 1 .61% , 9/17/38 (a) (b) ............... 6,538 6,366
Ford Credit Floorplan Master Owner Trust A , Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) .... 1,597 1,606
Frontier Issuer LLC .....................................................
Series 2023-1 , Class B , 8 .30% , 8/20/53 , Callable 7/20/26 @ 100 (a) ............... 4,667 4,757
Series 2023-1 , Class C , 11 .50% , 8/20/53 , Callable 7/20/26 @ 100 (a) .............. 1,000 1,038
Series 2024-1 , Class C , 11 .16% , 6/20/54 , Callable 5/20/28 @ 100 (a) .............. 3,650 4,012
GreatAmerica Leasing Receivables Funding LLC , Series 2025-1 , Class A4 , 4 .58% , 1/15/32 ,
Callable 5/15/29 @ 100 (a) ............................................ 1,990 2,016
HPEFS Equipment Trust ..................................................
Series 2023-2A , Class C , 6 .48% , 1/21/31 , Callable 12/20/26 @ 100 (a) ............. 2,635 2,648
Series 2025-1A , Class B , 4 .51% , 9/20/32 , Callable 4/20/29 @ 100 (a) .............. 2,000 2,007
John Deere Owner Trust , Series 2024-B , Class A4 , 5 .19% , 5/15/31 , Callable 12/15/27 @ 100 1,100 1,126
Kubota Credit Owner Trust , Series 2024-2A , Class A4 , 5 .19% , 5/15/30 , Callable 4/15/28 @
100 (a) ........................................................... 1,300 1,334
M&T Equipment LEAF1 Notes , Series 2024-1A , Class A4 , 4 .94% , 8/18/31 , Callable 7/16/28
@ 100 (a) ......................................................... 1,600 1,621
MMAF Equipment Finance LLC ............................................
Series 2022-A , Class A4 , 3 .32% , 6/13/44 (a) ................................ 1,500 1,495
Series 2023-A , Class A4 , 5 .50% , 12/13/38 (a) ............................... 1,750 1,798
Series 2024-A , Class A4 , 5 .10% , 7/13/49 , Callable 12/13/29 @ 100 (a) ............. 210 217
MVW LLC , Series 2021-1WA , Class A , 1 .14% , 1/22/41 , Callable 11/20/26 @ 100 (a) ...... 337 324
NMEF Funding LLC ....................................................
Series 2023-A , Class B , 6 .83% , 6/17/30 , Callable 7/15/27 @ 100 (a) ............... 1,985 2,014
Series 2025-A , Class B , 5 .18% , 7/15/32 , Callable 9/15/28 @ 100 (a) ............... 1,404 1,423
Series 2025-B , Class B , 4 .73% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 2,000 2,010
NP SPE II LLC , Series 2017-1A , Class A2 , 4 .22% , 10/21/47 (a) ...................... 15,625 14,498
NP SPE X LP , Series 2019-2A , Class C1 , 6 .44% , 11/19/49 (a) ....................... 4,143 4,002
Pawnee Equipment Receivables LLC , Series 2022-1 , Class B , 5 .40% , 7/17/28 , Callable 7/15/26
@ 100 (a) ......................................................... 958 960
PEAC Solutions Receivables LLC ...........................................
Series 2024-1A , Class A3 , 5 .64% , 11/20/30 , Callable 3/20/28 @ 100 (a) ............ 3,500 3,561
Series 2025-1A , Class A3 , 5 .04% , 7/20/32 , Callable 8/20/28 @ 100 (a) ............. 837 850
Post Road Equipment Finance LLC , Series 2025-1A , Class C , 5 .13% , 5/15/31 , Callable
8/15/28 @ 100 (a) ................................................... 2,061 2,082
Progress Residential Trust .................................................
Series 2021-SFR6 , Class A , 1 .52% , 7/17/38 , Callable 7/17/26 @ 100 (a) (b) .......... 4,362 4,296
Series 2021-SFR6 , Class B , 1 .75% , 7/17/38 , Callable 7/17/26 @ 100 (a) (b) .......... 3,938 3,877
PSNH Funding LLC , Series 2018-1 , Class A3 , 3 .81% , 2/1/35 ....................... 8,545 8,410
Retained Vantage Data Centers Issuer LLC , Series 2025-1A , Class A2A , 5 .09% , 8/15/50 ,
Callable 8/15/28 @ 100 (a) ............................................ 2,000 1,995
SCF Equipment Leasing LLC ..............................................
Series 2023-1A , Class B , 6 .37% , 5/20/32 , Callable 2/20/30 @ 100 (a) .............. 3,000 3,055
Series 2024-1A , Class A3 , 5 .52% , 1/20/32 , Callable 8/20/28 @ 100 (a) ............. 2,945 3,007
Switch ABS Issuer LLC , Series 2025-1A , Class A2 , 5 .04% , 3/25/55 , Callable 3/25/28 @
100 (a) ........................................................... 4,000 3,972
Vantage Data Centers LLC , Series 2025-1A , Class A2 , 5 .13% , 8/15/55 , Callable 8/15/28 @
100 (a) ........................................................... 2,000 2,007
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A , Class C2I , 3 .16% , 2/15/52 , Callable 2/15/26 @ 100 (a) ............ 4,000 3,891
Series 2022-1A , Class D , 4 .29% , 2/15/52 , Callable 2/15/26 @ 100 (a) .............. 2,438 2,399
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 8/12/27 @ 100 (a) ............. 594 603
Series 2024-1A , Class A2 , 5 .68% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............ 1,466 1,490
Volvo Financial Equipment LLC ............................................
Series 2024-1A , Class A4 , 4 .29% , 7/15/31 , Callable 5/15/28 @ 100 (a) ............. 3,500 3,515
Series 2025-1A , Class A4 , 4 .53% , 10/15/31 , Callable 1/15/29 @ 100 (a) ............ 1,990 2,014
WEPCO Environmental Trust Finance I LLC , Series 2021-1 , Class A , 1 .58% , 12/15/35 ..... 6,321 5,693
Zayo Issuer LLC .......................................................
Series 2025-1A , Class A2 , 5 .65% , 3/20/55 , Callable 9/20/28 @ 100 (a) ............. 4,500 4,569
Series 2025-2A , Class A2 , 5 .95% , 6/20/55 , Callable 12/20/28 @ 100 (a) ............ 2,000 2,050
177,377

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Agency ABS Other (0.8%):
CIT Education Loan Trust , Series 2007-1 , Class B , 4 .93% ( SOFR90A + 56 bps ) , 6/25/42 ,
Callable 9/25/26 @ 100 (a) (c) .......................................... $ 1,603 $ 1,306
Navient Student Loan Trust ................................................
Series 2015-2 , Class B , 5 .80% ( SOFR30A + 161 bps ) , 8/25/50 , Callable 8/25/33 @ 100 (c) 3,000 2,932
Series 2018-2A , Class B , 5 .45% ( SOFR30A + 126 bps ) , 3/25/67 , Callable 8/25/37 @
100 (a) (c) ......................................................... 3,500 3,135
Nelnet Student Loan Trust , Series 2005-4 , Class B , 4 .92% ( SOFR90A + 54 bps ) , 9/22/35 ,
Callable 12/22/25 @ 100 (c) ........................................... 873 828
SLM Student Loan Trust ..................................................
Series 2003-14 , Class B , 5 .12% ( SOFR90A + 81 bps ) , 10/25/65 , Callable 1/25/26 @ 100 (c) 678 651
Series 2005-9 , Class B , 4 .87% ( SOFR90A + 56 bps ) , 1/25/41 , Callable 4/25/29 @ 100 (c) 1,078 1,022
Series 2006-10 , Class B , 4 .79% ( SOFR90A + 48 bps ) , 3/25/44 , Callable 7/25/30 @ 100 (c) 862 811
Series 2007-1 , Class B , 4 .79% ( SOFR90A + 48 bps ) , 1/27/42 , Callable 7/25/29 @ 100 (c) 3,119 2,883
Series 2007-7 , Class B , 5 .32% ( SOFR90A + 101 bps ) , 10/27/70 , Callable 1/25/26 @ 100 (c) 5,740 5,590
Series 2012-6 , Class B , 5 .30% ( SOFR30A + 111 bps ) , 4/27/43 , Callable 3/25/30 @ 100 (c) 12,862 12,092
31,250
Total Asset-Backed Securities (Cost $432,940)
a
a
a
433,303
Collateralized Mortgage Obligations (5.2%)
Agency CMO Other (0.5%):
Federal Home Loan Mortgage Corporation , Series 5270 , Class AB , 5 .50% , 1/25/49 ........ 1,464 1,485
Federal National Mortgage Association .......................................
Series 2017-M2 , Class A2 , 2 .89% , 2/25/27 (d) ............................... 1,536 1,516
Series 2022-M12 , Class A , 3 .02% , 12/25/28 (d) .............................. 2,291 2,234
Series 2025-40 , Class B , 5 .00% , 10/25/50 ................................. 1,771 1,775
Government National Mortgage Association ....................................
Series 2024-1 , Class GA , 4 .50% , 6/20/50 .................................. 5,363 5,342
Series 2024-160 , Class MA , 4 .50% , 6/20/52 ................................ 3,908 3,883
Series 2024-95 , Class AB , 2 .50% , 6/20/45 ................................. 1,733 1,602
17,837
Agency Commercial MBS (1.2%):
Federal Home Loan Mortgage Corporation .....................................
Series K097 , Class A2 , 2 .51% , 7/25/29 ................................... 8,000 7,607
Series K100 , Class A2 , 2 .67% , 9/25/29 ................................... 5,455 5,207
Series K121 , Class A2 , 1 .55% , 10/25/30 .................................. 435 387
Series K135 , Class A2 , 2 .15% , 10/25/31 (d) ................................ 1,200 1,076
Series K138 , Class A2 , 2 .48% , 1/25/32 ................................... 980 892
Series KG02 , Class A2 , 2 .41% , 8/25/29 ................................... 9,091 8,600
Series KIR1 , Class A2 , 2 .85% , 3/25/26 ................................... 12,000 11,924
Series S8FX , Class A1 , 3 .02% , 3/25/27 ................................... 4,316 4,279
Federal National Mortgage Association .......................................
Series 2017-M7 , Class A2 , 2 .96% , 2/25/27 (d) ............................... 1,916 1,892
Series 2018-M4 , Class A2 , 3 .06% , 3/25/28 (d) ............................... 4,825 4,738
46,602
Commercial MBS (3.5%):
ALA Trust ............................................................
Series 2025-OANA , Class A , 5 .78% ( TSFR1M + 174 bps ) , 6/15/40 (a) (b) (c) .......... 3,000 3,013
Series 2025-OANA , Class B , 5 .88% ( TSFR1M + 184 bps ) , 6/15/40 (a) (b) (c) .......... 2,000 2,013
Atrium Hotel Portfolio Trust ...............................................
Series 2025-ATRM , Class A , 5 .68% ( TSFR1M + 165 bps ) , 8/15/42 (a) (b) (c) .......... 1,000 1,001
Series 2025-ATRM , Class B , 6 .13% ( TSFR1M + 210 bps ) , 8/15/42 (a) (b) (c) .......... 1,277 1,276
Aventura Mall Trust .....................................................
Series 2018-AVM , Class A , 4 .11% , 7/5/40 (a) (b) (d) ........................... 5,000 4,941
Series 2018-AVM , Class D , 4 .11% , 7/5/40 (a) (b) (d) ........................... 4,000 3,863
BANK , Series 2017-BNK4 , Class B , 4 .00% , 5/15/50 , Callable 4/15/27 @ 100 ........... 5,600 5,282
Benchmark Mortgage Trust , Series 2020-B22 , Class A5 , 1 .97% , 1/15/54 , Callable 1/15/31 @
100 ............................................................. 2,000 1,763
BPR Trust ............................................................
Series 2021-TY , Class A , 5 .20% ( TSFR1M + 116 bps ) , 9/15/38 (a) (b) (c) ............. 4,904 4,901
Series 2021-TY , Class C , 5 .85% ( TSFR1M + 181 bps ) , 9/15/38 (a) (b) (c) ............. 1,538 1,535
BX Commercial Mortgage Trust ............................................

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2020-VIV4 , Class A , 2 .84% , 3/9/44 , Callable 3/9/30 @ 100 (a) (b) ............ $ 2,265 $ 2,096
Series 2022-CSMO , Class A , 6 .15% ( TSFR1M + 211 bps ) , 6/15/27 (a) (b) (c) .......... 1,985 1,995
Series 2022-CSMO , Class B , 7 .17% ( TSFR1M + 314 bps ) , 6/15/27 (a) (b) (c) .......... 5,000 5,026
BX Trust .............................................................
Series 2019-OC11 , Class A , 3 .20% , 12/9/41 , Callable 12/9/29 @ 100 (a) (b) .......... 9,231 8,735
Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) (b) ............................ 4,000 3,984
Series 2025-GW , Class A , 5 .63% ( TSFR1M + 160 bps ) , 7/15/42 (a) (b) (c) ............ 2,000 2,003
BXP Trust ............................................................
Series 2021-601L , Class C , 2 .78% , 1/15/44 (a) (b) (d) .......................... 6,500 5,453
Series 2021-601L , Class D , 2 .78% , 1/15/44 (a) (b) (d) .......................... 3,500 2,824
COMM Mortgage Trust ..................................................
Series 2012-CR4 , Class AM , 3 .25% , 10/15/45 , Callable 11/15/25 @ 100 (b) ......... 8,600 7,892
Series 2012-CR4 , Class XA , 1 .14% , 10/15/45 , Callable 11/15/25 @ 100 (b) (d) ....... 10,719 170
Series 2020-CX , Class A , 2 .17% , 11/10/46 , Callable 11/10/30 @ 100 (a) (b) .......... 3,500 3,010
Series 2024-277P , Class A , 6 .34% , 8/10/44 (a) (b) ............................ 4,000 4,211
CSMC Trust , Series 2020-WEST , Class A , 3 .04% , 2/15/35 , Callable 2/15/30 @ 100 (a) (b) ... 2,500 2,106
DBJPM Mortgage Trust , Series 2016-SFC , Class B , 3 .24% , 8/10/36 , Callable 8/10/26 @
100 (a) (b) ......................................................... 2,500 — (e)
DBWF Mortgage Trust , Series 2024-LCRS , Class A , 5 .77% ( TSFR1M + 174 bps ) , 4/15/37 (a) (b)
(c) ............................................................. 2,000 1,997
GS Mortgage Securities Corp. Trust ..........................................
Series 2017-GPTX , Class A , 2 .86% , 5/10/34 (a) (b) ........................... 1,697 1,468
Series 2023-SHIP , Class B , 4 .94% , 9/10/38 (a) (b) (d) .......................... 1,920 1,918
GS Mortgage Securities Trust , Series 2020-GC45 , Class A5 , 2 .91% , 2/13/53 , Callable 1/13/30
@ 100 ........................................................... 4,231 3,969
Houston Galleria Mall Trust , Series 2025-HGLR , Class A , 5 .46% , 2/5/45 (a) (b) (d) ......... 1,833 1,898
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY , Class A , 2 .84% , 8/10/38 , Callable 8/10/26 @ 100 (a) (b) .......... 4,150 4,086
Series 2019-55HY , Class A , 2 .94% , 12/10/41 (a) (b) (d) ......................... 2,000 1,878
Series 2025-SPRL , Class A , 5 .47% , 1/13/40 (a) (b) (d) .......................... 3,242 3,356
HYT Commercial Mortgage Trust , Series 2024-RGCY , Class A , 5 .87% ( TSFR1M + 184 bps ) ,
9/15/41 (a) (b) (c) .................................................... 3,100 3,106
ILPT Commercial Mortgage Trust , Series 2022-LPFX , Class A , 3 .38% , 3/15/32 (a) (b) ...... 6,000 5,463
IRV Trust , Series 2025-200P , Class A , 5 .29% , 3/14/47 , Callable 2/14/35 @ 100 (a) (b) (d) .... 1,000 1,024
LEX Mortgage Trust , Series 2024-BBG , Class A , 4 .87% , 10/13/33 , Callable 10/13/28 @
100 (a) (b) (d) ....................................................... 2,407 2,417
MAD Commercial Mortgage Trust , Series 2025-11MD , Class A , 4 .75% , 10/15/42 (a) (b) (d) .. 1,818 1,814
Manhattan West Mortgage Trust ............................................
Series 2020-1MW , Class A , 2 .13% , 9/10/39 (a) (b) ............................ 1,980 1,890
Series 2020-1MW , Class C , 2 .33% , 9/10/39 (a) (b) (d) .......................... 1,000 952
One Bryant Park Trust , Series 2019-OBP , Class A , 2 .52% , 9/15/54 (a) (b) ................ 6,480 5,973
SCG Commercial Mortgage Trust , Series 2025-FLWR , Class A , 5 .28% ( TSFR1M + 125 bps ) ,
8/15/42 (a) (b) (c) .................................................... 1,000 1,000
SCOTT Trust , Series 2023-SFS , Class A , 5 .91% , 3/10/40 (a) (b) ...................... 4,000 4,099
SLG Office Trust , Series 2021-OVA , Class A , 2 .59% , 7/15/41 (a) (b) ................... 5,200 4,637
SWCH Commercial Mortgage Trust , Series 2025-DATA , Class A , 5 .48% ( TSFR1M + 144 bps ) ,
2/15/42 (a) (b) (c) .................................................... 3,993 3,967
Wells Fargo Commercial Mortgage Trust , Series 2025-HI , Class A , 5 .73% ( TSFR1M + 169 bps ) ,
10/15/42 (a) (b) (c) ................................................... 1,500 1,502
137,507
Total Collateralized Mortgage Obligations (Cost $209,832)
a
a
a
201,946
Shares
Preferred Stocks (0.8%)
Consumer Staples (0.1%):
CHS, Inc. , Series 1 , 7 .88% (f) .............................................. 190,818 5,038
Financials (0.0%):(g)
Citigroup Capital XIII , 10 .47% ( TSFR3M + 663 bps ) , 10/30/40 (c) ..................... 40,000 1,201
Real Estate (0.7%):
Mid-America Apartment Communities, Inc. , Series I , 8 .50% (f) ...................... 219,731 11,971

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Prologis, Inc. , Series Q , 8 .54% (f) ........................................... $ 283,503 $ 15,218
27,189
Total Preferred Stocks (Cost $29,485)
a
a
a
33,428
Principal Amount
(000)
Corporate Bonds (33.9%)
Communication Services (1.1%):
Charter Communications Operating LLC/Charter Communications Operating Capital , 3 .50% ,
6/1/41 , Callable 12/1/40 @ 100 ......................................... 5,000 3,597
Comcast Corp.
3 .90% , 3/1/38 , Callable 9/1/37 @ 100 .................................... 3,000 2,617
2 .89% , 11/1/51 , Callable 5/1/51 @ 100 ................................... 3,500 2,116
CSC Holdings LLC , 5 .50% , 4/15/27 , Callable 12/5/25 @ 100 (a) ..................... 3,000 2,790
Discovery Communications LLC , 3 .63% , 5/15/30 , Callable 2/15/30 @ 100 .............. 3,000 2,776
Meta Platforms, Inc. , 5 .50% , 11/15/45 , Callable 5/15/45 @ 100 ...................... 2,800 2,776
Paramount Global , 4 .20% , 6/1/29 , Callable 3/1/29 @ 100 .......................... 4,000 3,917
T-Mobile US, Inc.
3 .88% , 4/15/30 , Callable 1/15/30 @ 100 .................................. 7,500 7,345
2 .55% , 2/15/31 , Callable 11/15/30 @ 100 .................................. 5,000 4,546
Verizon Communications, Inc.
4 .13% , 8/15/46 .................................................... 5,000 4,060
2 .88% , 11/20/50 , Callable 5/20/50 @ 100 .................................. 3,000 1,892
Warnermedia Holdings, Inc.
3 .76% , 3/15/27 , Callable 2/15/27 @ 100 .................................. 1,580 1,563
5 .05% , 3/15/42 , Callable 9/15/41 @ 100 .................................. 3,759 3,017
43,012
Consumer Discretionary (1.8%):
AutoNation, Inc.
2 .40% , 8/1/31 , Callable 5/1/31 @ 100 .................................... 3,750 3,281
3 .85% , 3/1/32 , Callable 12/1/31 @ 100 ................................... 4,500 4,200
Brunswick Corp. , 2 .40% , 8/18/31 , Callable 5/18/31 @ 100 ......................... 3,250 2,827
Daimler Truck Finance North America LLC , 2 .38% , 12/14/28 (a) ..................... 5,600 5,282
Genuine Parts Co. , 2 .75% , 2/1/32 , Callable 11/1/31 @ 100 ......................... 6,166 5,416
Hasbro, Inc. , 3 .90% , 11/19/29 , Callable 8/19/29 @ 100 ............................ 1,000 978
Kohl's Corp. , 5 .13% , 5/1/31 , Callable 2/1/31 @ 100 .............................. 3,000 2,341
Marriott International, Inc.
4 .63% , 6/15/30 , Callable 3/15/30 @ 100 .................................. 2,333 2,358
3 .50% , 10/15/32 , Callable 7/15/32 @ 100 ................................. 2,750 2,557
Mattel, Inc.
3 .38% , 4/1/26 , Callable 11/15/25 @ 100 (a) ................................ 500 497
3 .75% , 4/1/29 , Callable 11/15/25 @ 100.94 (a) .............................. 7,750 7,517
Nordstrom, Inc.
4 .38% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 2,000 1,896
4 .25% , 8/1/31 , Callable 5/1/31 @ 100 .................................... 4,250 3,887
Resorts World Las Vegas LLC/RWLV Capital, Inc. , 4 .63% , 4/6/31 , Callable 1/6/31 @ 100 (a) . 5,367 4,579
Smithsonian Institution , 2 .65% , 9/1/39 ........................................ 2,000 1,613
Tapestry, Inc. , 5 .50% , 3/11/35 , Callable 12/11/34 @ 100 ........................... 3,000 3,052
Tractor Supply Co. , 5 .25% , 5/15/33 , Callable 2/15/33 @ 100 ........................ 4,000 4,137
Vanderbilt University Medical Center , 4 .17% , 7/1/37 , Callable 1/1/37 @ 100 ............ 1,000 901
Volkswagen Group of America Finance LLC
6 .45% , 11/16/30 , Callable 9/16/30 @ 100 (a) ................................ 3,000 3,221
5 .80% , 3/27/35 , Callable 12/27/34 @ 100 (a) ............................... 2,000 2,058
Worthington Enterprises, Inc. , 4 .30% , 8/1/32 , Callable 5/1/32 @ 100 .................. 5,890 5,341
67,939
Consumer Staples (2.2%):
7-Eleven, Inc.
1 .80% , 2/10/31 , Callable 11/10/30 @ 100 (a) ................................ 3,000 2,610
2 .80% , 2/10/51 , Callable 8/2/50 @ 100 (a) ................................. 2,000 1,240
BAT Capital Corp. , 4 .39% , 8/15/37 , Callable 2/15/37 @ 100 ........................ 10,000 9,156
Bimbo Bakeries USA, Inc. , 5 .38% , 1/9/36 , Callable 10/9/35 @ 100 (a) ................. 3,400 3,461
Bunge Ltd. Finance Corp. , 2 .75% , 5/14/31 , Callable 2/14/31 @ 100 ................... 12,000 11,017

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Cargill, Inc. , 2 .13% , 11/10/31 , Callable 8/10/31 @ 100 (a) .......................... $ 6,000 $ 5,296
Constellation Brands, Inc. , 2 .25% , 8/1/31 , Callable 5/1/31 @ 100 ..................... 5,645 4,991
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC , 5 .60% , 1/15/31 ,
Callable 12/15/30 @ 100 (a) ........................................... 1,481 1,487
General Mills, Inc. , 4 .55% , 4/17/38 , Callable 10/17/37 @ 100 ....................... 3,000 2,798
Keurig Dr. Pepper, Inc. , 4 .50% , 4/15/52 , Callable 10/15/51 @ 100 .................... 5,000 4,071
Kraft Heinz Foods Co. , 5 .00% , 6/4/42 ........................................ 4,000 3,689
Mars, Inc. , 5 .65% , 5/1/45 , Callable 11/1/44 @ 100 (a) ............................. 2,000 2,037
McCormick & Co., Inc.
2 .50% , 4/15/30 , Callable 1/15/30 @ 100 .................................. 2,000 1,852
1 .85% , 2/15/31 , Callable 11/15/30 @ 100 .................................. 2,000 1,758
Philip Morris International, Inc. , 5 .38% , 2/15/33 , Callable 11/15/32 @ 100 .............. 2,000 2,084
SC Johnson & Son, Inc. , 4 .35% , 9/30/44 , Callable 3/30/44 @ 100 (a) .................. 7,000 5,827
Smithfield Foods, Inc. , 4 .25% , 2/1/27 , Callable 11/1/26 @ 100 (a) .................... 5,000 4,978
Sodexo, Inc. , 2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) .......................... 10,750 9,728
Sysco Corp. , 2 .45% , 12/14/31 , Callable 9/14/31 @ 100 ............................ 5,000 4,455
The Kroger Co. , 5 .00% , 9/15/34 , Callable 6/15/34 @ 100 .......................... 4,000 4,033
86,568
Energy (3.3%):
APA Corp. , 4 .25% , 1/15/44 , Callable 7/15/43 @ 100 .............................. 5,404 3,823
Berkshire Hathaway Energy Co. , 4 .50% , 2/1/45 , Callable 8/1/44 @ 100 ................ 4,000 3,538
Buckeye Partners LP , 5 .60% , 10/15/44 , Callable 4/15/44 @ 100 ...................... 10,000 9,208
Cameron LNG LLC , 3 .30% , 1/15/35 , Callable 9/15/34 @ 100 (a) ..................... 6,364 5,582
ConocoPhillips Co.
4 .15% , 11/15/34 , Callable 5/15/34 @ 100 .................................. 4,500 4,326
5 .55% , 3/15/54 , Callable 9/15/53 @ 100 .................................. 3,485 3,437
Coterra Energy, Inc. , 5 .40% , 2/15/35 , Callable 11/15/34 @ 100 ...................... 3,000 3,022
Diamondback Energy, Inc. , 5 .75% , 4/18/54 , Callable 10/18/53 @ 100 ................. 2,000 1,924
DT Midstream, Inc. , 5 .80% , 12/15/34 , Callable 9/15/34 @ 100 (a) .................... 3,000 3,101
Eastern Energy Gas Holdings LLC
5 .65% , 10/15/54 , Callable 4/15/54 @ 100 ................................. 3,000 2,952
6 .20% , 1/15/55 , Callable 7/15/54 @ 100 .................................. 3,385 3,574
Energy Transfer LP
6 .50% ( H15T5Y + 569 bps ) , Callable 11/15/26 @ 100 (c) (f) ...................... 2,000 2,009
4 .15% , 9/15/29 , Callable 6/15/29 @ 100 .................................. 3,000 2,976
EOG Resources, Inc. , 5 .35% , 1/15/36 , Callable 10/15/35 @ 100 ..................... 3,000 3,084
EQT Corp. , 7 .00% , 2/1/30 , Callable 11/1/29 @ 100 .............................. 2,000 2,171
Evergy Missouri West, Inc. , 5 .65% , 6/1/34 , Callable 3/1/34 @ 100 (a) .................. 3,450 3,583
Florida Gas Transmission Co. LLC , 2 .55% , 7/1/30 , Callable 4/1/30 @ 100 (a) ............ 6,500 5,980
Helmerich & Payne, Inc. , 5 .50% , 12/1/34 , Callable 9/1/34 @ 100 (h) .................. 4,000 3,937
HF Sinclair Corp. , 6 .25% , 1/15/35 , Callable 10/15/34 @ 100 ........................ 3,000 3,136
Hilcorp Energy I LP/Hilcorp Finance Co.
6 .25% , 11/1/28 , Callable 12/5/25 @ 101.04 (a) .............................. 4,000 4,006
6 .00% , 2/1/31 , Callable 2/1/26 @ 103 (a) .................................. 3,000 2,852
Marathon Petroleum Corp. , 4 .75% , 9/15/44 , Callable 3/15/44 @ 100 .................. 2,000 1,737
Murphy Oil USA, Inc.
4 .75% , 9/15/29 , Callable 11/20/25 @ 101.58 ............................... 2,000 1,974
3 .75% , 2/15/31 , Callable 2/15/26 @ 101.88 (a) .............................. 1,332 1,239
Occidental Petroleum Corp.
6 .45% , 9/15/36 .................................................... 1,461 1,551
4 .40% , 8/15/49 , Callable 2/15/49 @ 100 .................................. 10,235 7,795
ONEOK, Inc.
5 .05% , 11/1/34 , Callable 8/1/34 @ 100 ................................... 3,000 2,957
6 .25% , 10/15/55 , Callable 4/15/55 @ 100 ................................. 1,000 1,003
Phillips 66 Co.
4 .65% , 11/15/34 , Callable 5/15/34 @ 100 .................................. 1,000 979
4 .90% , 10/1/46 , Callable 4/1/46 @ 100 ................................... 750 662
Plains All American Pipeline LP , 5 .95% , 6/15/35 , Callable 3/15/35 @ 100 .............. 2,400 2,506
Plains All American Pipeline LP/PAA Finance Corp. , 3 .55% , 12/15/29 , Callable 9/15/29 @ 100 6,250 6,049
Rockies Express Pipeline LLC
4 .95% , 7/15/29 , Callable 4/15/29 @ 100 (a) ................................ 6,500 6,434
4 .80% , 5/15/30 , Callable 2/15/30 @ 100 (a) ................................ 3,000 2,935
Sabal Trail Transmission LLC , 4 .68% , 5/1/38 , Callable 11/1/37 @ 100 (a) ............... 5,000 4,742

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Tampa Electric Co. , 5 .15% , 3/1/35 , Callable 12/1/34 @ 100 ........................ $ 1,500 $ 1,523
Targa Resources Corp. , 5 .55% , 8/15/35 , Callable 5/15/35 @ 100 ..................... 2,400 2,454
Western Midstream Operating LP
4 .05% , 2/1/30 , Callable 11/1/29 @ 100 ................................... 1,000 975
5 .25% , 2/1/50 , Callable 8/1/49 @ 100 .................................... 500 432
126,168
Financials (8.9%):
200 Park Funding Trust , 5 .74% , 2/15/55 , Callable 8/15/54 @ 100 (a) .................. 4,000 4,050
Ally Financial, Inc. , 4 .70% ( H15T5Y + 387 bps ) , Callable 5/15/26 @ 100 (c) (f) ............ 2,000 1,960
American Express Co. , 4 .99% ( SOFR + 226 bps ) , 5/26/33 , Callable 2/26/32 @ 100 (c) ....... 6,000 6,137
American Honda Finance Corp. , 5 .20% , 3/5/35 .................................. 1,500 1,530
American International Group, Inc. , 3 .88% , 1/15/35 , Callable 7/15/34 @ 100 ............ 7,000 6,520
American National Global Funding , 5 .55% , 1/28/30 (a) ............................ 1,648 1,698
American National Group, Inc. , 6 .00% , 7/15/35 , Callable 4/15/35 @ 100 ............... 3,000 3,050
Amrize Finance US LLC , 5 .40% , 4/7/35 , Callable 1/7/35 @ 100 (a) ................... 1,877 1,937
Antares Holdings LP , 6 .35% , 10/23/29 , Callable 9/23/29 @ 100 (a) .................... 5,000 5,094
Ashtead Capital, Inc. , 4 .00% , 5/1/28 , Callable 11/15/25 @ 100.67 (a) .................. 2,500 2,479
Bank of America Corp.
4 .38% ( H15T5Y + 276 bps ) , Callable 1/27/27 @ 100 (c) (f) ....................... 3,500 3,445
2 .57% ( SOFR + 121 bps ) , 10/20/32 , Callable 10/20/31 @ 100 (c) .................. 3,000 2,698
2 .48% ( H15T5Y + 120 bps ) , 9/21/36 , Callable 9/21/31 @ 100 (c) .................. 2,500 2,178
Blue Owl Credit Income Corp. , 3 .13% , 9/23/26 , Callable 8/23/26 @ 100 ............... 500 493
Blue Owl Technology Finance Corp. , 4 .75% , 12/15/25 , Callable 11/15/25 @ 100 (a) ....... 1,000 1,000
Brown & Brown, Inc. , 5 .55% , 6/23/35 , Callable 3/23/35 @ 100 ...................... 1,261 1,298
Capital One Financial Corp. , 5 .82% ( SOFR + 260 bps ) , 2/1/34 , Callable 2/1/33 @ 100 (c) ..... 3,500 3,669
Citizens Financial Group, Inc. , 5 .64% ( H15T5Y + 275 bps ) , 5/21/37 , Callable 5/21/32 @ 100 (c) 2,500 2,527
Clearinghouse Community Development Financial Institution , 7 .00% , 10/15/30 , Callable
9/15/30 @ 100 (a) ................................................... 1,845 1,945
CNO Global Funding , 4 .95% , 9/9/29 (a) ....................................... 2,227 2,268
Compeer Financial FLCA/Compeer Financial PCA , 3 .38% ( SOFR + 197 bps ) , 6/1/36 , Callable
6/1/31 @ 100 (a) (c) .................................................. 4,000 2,530
Cullen/Frost Bankers, Inc. , 4 .50% , 3/17/27 , Callable 2/17/27 @ 100 ................... 3,000 2,984
Cullen/Frost Capital Trust II , 5 .98% ( TSFR3M + 181 bps ) , 3/1/34 , Callable 12/5/25 @ 100 (c) . 5,000 4,462
Equitable Holdings, Inc. , 4 .57% , 2/15/29 , Callable 11/15/28 @ 100 (a) ................. 4,000 4,016
F&G Global Funding , 2 .00% , 9/20/28 (a) ...................................... 4,000 3,720
Fells Point Funding Trust , 3 .05% , 1/31/27 , Callable 12/31/26 @ 100 (a) ................ 6,500 6,403
Fifth Third Bancorp , 4 .34% ( SOFR + 166 bps ) , 4/25/33 , Callable 4/25/32 @ 100 (c) ......... 6,957 6,765
First American Financial Corp. , 2 .40% , 8/15/31 , Callable 5/15/31 @ 100 ............... 4,000 3,486
First Horizon Bank , 5 .75% , 5/1/30 , Callable 2/1/30 @ 100 ......................... 8,850 9,133
Fiserv, Inc.
5 .60% , 3/2/33 , Callable 12/2/32 @ 100 ................................... 5,000 5,149
5 .63% , 8/21/33 , Callable 5/21/33 @ 100 .................................. 1,550 1,597
4 .40% , 7/1/49 , Callable 1/1/49 @ 100 .................................... 1,000 802
Ford Motor Credit Co. LLC
6 .80% , 11/7/28 , Callable 10/7/28 @ 100 .................................. 2,000 2,090
6 .13% , 3/8/34 , Callable 12/8/33 @ 100 ................................... 2,000 2,021
Fulton Financial Corp. , 6 .32% ( TSFR3M + 230 bps ) , 3/15/30 , Callable 12/15/25 @ 100 (c) .... 2,932 2,893
Glencore Funding LLC , 2 .50% , 9/1/30 , Callable 6/1/30 @ 100 (a) .................... 6,500 5,943
Global Payments, Inc.
2 .90% , 11/15/31 , Callable 8/15/31 @ 100 .................................. 6,500 5,781
5 .40% , 8/15/32 , Callable 5/15/32 @ 100 .................................. 1,750 1,771
Globe Life, Inc. , 5 .85% , 9/15/34 , Callable 6/15/34 @ 100 .......................... 2,308 2,419
Horizon Mutual Holdings, Inc. , 6 .20% , 11/15/34 , Callable 8/15/34 @ 100 (a) ............ 6,589 6,454
Huntington Bancshares, Inc.
4 .44% ( SOFR + 197 bps ) , 8/4/28 , Callable 8/4/27 @ 100 (c) ...................... 2,750 2,759
2 .49% ( H15T5Y + 117 bps ) , 8/15/36 , Callable 8/15/31 @ 100 (c) .................. 7,676 6,580
Huntington Capital Trust I , 4 .80% ( TSFR3M + 96 bps ) , 2/1/27 , Callable 12/5/25 @ 100 (c) .... 2,300 2,266
ILFC E-Capital Trust I , 6 .27% , 12/21/65 , Callable 12/5/25 @ 100 (a) .................. 10,000 8,396
JPMorgan Chase & Co.
4 .62% ( TSFR3M + 76 bps ) , 2/1/27 , Callable 12/5/25 @ 100 (c) ................... 4,000 3,967
1 .95% ( SOFR + 107 bps ) , 2/4/32 , Callable 2/4/31 @ 100 (c) ...................... 2,750 2,435
5 .29% ( SOFR + 146 bps ) , 7/22/35 , Callable 7/22/34 @ 100 (c) .................... 7,250 7,494

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
KeyBank NA
3 .40% , 5/20/26 , MTN ................................................ $ 2,500 $ 2,487
3 .90% , 4/13/29 .................................................... 3,000 2,936
4 .90% , 8/8/32 ..................................................... 1,000 988
KeyCorp , 4 .79% ( SOFRINDX + 206 bps ) , 6/1/33 , Callable 6/1/32 @ 100 , MTN (c) ......... 3,784 3,764
Lincoln National Corp. , 6 .80% ( TSFR3M + 262 bps ) , 5/17/66 , Callable 8/11/26 @ 100 (c) .... 2,341 2,011
LPL Holdings, Inc. , 5 .75% , 6/15/35 , Callable 3/15/35 @ 100 ........................ 3,980 4,080
Midwest Connector Capital Co. LLC , 4 .63% , 4/1/29 , Callable 1/1/29 @ 100 (a) ........... 2,500 2,511
Morgan Stanley
2 .51% ( SOFR + 120 bps ) , 10/20/32 , Callable 10/20/31 @ 100 , MTN (c) ............. 2,000 1,789
5 .32% ( SOFR + 156 bps ) , 7/19/35 , Callable 7/19/34 @ 100 (c) .................... 1,500 1,547
2 .48% ( SOFR + 136 bps ) , 9/16/36 , Callable 9/16/31 @ 100 (c) .................... 8,000 6,972
National Rural Utilities Cooperative Finance Corp. , 7 .01% ( TSFR3M + 317 bps ) , 4/30/43 ,
Callable 12/5/25 @ 100 (c) ............................................ 5,938 5,922
NLG Global Funding , 5 .40% , 1/23/30 (a) ...................................... 3,000 3,098
PNC Bank NA , 2 .70% , 10/22/29 ............................................ 6,000 5,641
PPL Capital Funding, Inc.
5 .25% , 9/1/34 , Callable 6/1/34 @ 100 .................................... 1,490 1,527
6 .93% ( TSFR3M + 293 bps ) , 3/30/67 , Callable 12/5/25 @ 100 (c) .................. 6,130 6,041
Primerica, Inc. , 2 .80% , 11/19/31 , Callable 8/19/31 @ 100 .......................... 4,000 3,617
Protective Life Global Funding , 5 .43% , 1/14/32 (a) ............................... 3,500 3,645
Prudential Financial, Inc.
3 .94% , 12/7/49 , Callable 6/7/49 @ 100 ................................... 2,500 1,979
6 .00% ( H15T5Y + 323 bps ) , 9/1/52 , Callable 6/1/32 @ 100 (c) .................... 6,000 6,244
Raymond James Financial, Inc. , 4 .95% , 7/15/46 ................................. 4,000 3,697
Regions Bank , 6 .45% , 6/26/37 ............................................. 6,909 7,543
Repsol E&P Capital Markets US LLC , 5 .98% , 9/16/35 , Callable 6/16/35 @ 100 (a) ........ 2,000 2,035
Santander Holdings USA, Inc.
6 .57% ( SOFR + 270 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (c) .................... 2,500 2,612
5 .35% ( SOFR + 194 bps ) , 9/6/30 , Callable 9/6/29 @ 100 (c) ...................... 1,000 1,019
Simon Property Group LP
4 .75% , 9/26/34 , Callable 6/26/34 @ 100 .................................. 1,450 1,440
5 .85% , 3/8/53 , Callable 9/8/52 @ 100 .................................... 3,400 3,510
State Street Corp. , 6 .12% ( SOFR + 196 bps ) , 11/21/34 , Callable 11/21/33 @ 100 (c) ......... 1,250 1,355
Stellantis Finance US, Inc. , 2 .69% , 9/15/31 , Callable 6/15/31 @ 100 (a) (h) .............. 13,800 12,017
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 8,500 7,609
Synovus Financial Corp. , 7 .54% ( USISOA05 + 338 bps ) , 2/7/29 (c) .................... 10,000 10,374
Teachers Insurance & Annuity Association of America , 4 .90% , 9/15/44 (a) .............. 5,000 4,621
The Allstate Corp. , 7 .41% ( TSFR3M + 320 bps ) , 8/15/53 , Callable 12/5/25 @ 100 (c) ........ 5,000 5,010
The Bank of New York Mellon Corp.
3 .75% ( H15T5Y + 263 bps ) , Callable 12/20/26 @ 100 (c) (f) ...................... 7,000 6,857
5 .61% ( SOFR + 177 bps ) , 7/21/39 , Callable 7/21/34 @ 100 (c) .................... 3,030 3,170
The Charles Schwab Corp. , 6 .14% ( SOFR + 201 bps ) , 8/24/34 , Callable 8/24/33 @ 100 (c) .... 1,385 1,507
The Hartford Insurance Group, Inc. , 6 .60% ( TSFR3M + 239 bps ) , 2/12/47 , Callable 12/5/25 @
100 (a) (c) ......................................................... 8,000 7,604
The Northwestern Mutual Life Insurance Co. , 6 .17% , 5/29/55 , Callable 11/29/54 @ 100 (a) .. 1,255 1,349
The PNC Financial Services Group, Inc.
4 .63% ( SOFRINDX + 185 bps ) , 6/6/33 , Callable 6/6/32 @ 100 (c) ................. 1,382 1,369
5 .68% ( SOFR + 190 bps ) , 1/22/35 , Callable 1/22/34 @ 100 (c) .................... 1,408 1,486
Truist Bank , 4 .63% ( H15T5Y + 115 bps ) , 9/17/29 (c) ............................... 2,450 2,455
Truist Financial Corp.
5 .10% ( H15T10Y + 435 bps ) , Callable 3/1/30 @ 100 (c) (f) ....................... 2,000 2,007
5 .87% ( SOFR + 236 bps ) , 6/8/34 , Callable 6/8/33 @ 100 , MTN (c) ................. 3,000 3,174
U.S. Bancorp , 4 .97% ( SOFR + 211 bps ) , 7/22/33 , Callable 7/22/32 @ 100 (c) ............. 4,000 4,011
W.R. Berkley Corp. , 3 .55% , 3/30/52 , Callable 9/30/51 @ 100 ....................... 5,588 4,025
Webster Financial Corp. , 6 .51% ( TSFR3M + 253 bps ) , 12/30/29 , Callable 12/31/25 @ 100 (c) .. 3,000 2,969
Wells Fargo & Co. , 3 .90% ( H15T5Y + 345 bps ) , Callable 3/15/26 @ 100 (c) (f) ............ 2,500 2,483
344,399
Health Care (2.4%):
180 Medical, Inc. , 5 .30% , 10/8/35 , Callable 7/8/35 @ 100 (a) ........................ 989 979
Amgen, Inc.
3 .00% , 1/15/52 , Callable 7/15/51 @ 100 .................................. 4,500 2,989
4 .20% , 2/22/52 , Callable 8/22/51 @ 100 .................................. 3,500 2,819

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Baxter International, Inc. , 3 .13% , 12/1/51 , Callable 6/1/51 @ 100 .................... $ 10,000 $ 6,460
Biogen, Inc. , 5 .75% , 5/15/35 , Callable 2/15/35 @ 100 ............................. 1,900 1,993
Bon Secours Charity Health System, Inc. , 5 .25% , 11/1/25 .......................... 3,000 3,000
Bristol-Myers Squibb Co. , 5 .90% , 11/15/33 , Callable 8/15/33 @ 100 .................. 4,100 4,459
Centene Corp. , 2 .50% , 3/1/31 , Callable 12/1/30 @ 100 ............................ 2,000 1,722
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC , 6 .63% , 7/15/30 ,
Callable 7/16/26 @ 103.31 (a) .......................................... 3,600 3,695
CVS Pass-Through Trust , 6 .04% , 12/10/28 ..................................... 2,281 2,322
DENTSPLY SIRONA, Inc. , 3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................... 5,250 4,872
Eastern Maine Healthcare Systems , 5 .02% , 7/1/36 ............................... 17,000 14,314
Fresenius Medical Care US Finance III, Inc. , 2 .38% , 2/16/31 , Callable 11/16/30 @ 100 (a) ... 6,500 5,757
HCA, Inc.
4 .38% , 3/15/42 , Callable 9/15/41 @ 100 .................................. 2,156 1,861
5 .25% , 6/15/49 , Callable 12/15/48 @ 100 ................................. 3,500 3,205
Health Care Service Corp. A Mutual Legal Reserve Co. , 5 .45% , 6/15/34 , Callable 3/15/34 @
100 (a) ........................................................... 3,450 3,545
Humana, Inc. , 5 .55% , 5/1/35 , Callable 2/1/35 @ 100 .............................. 1,500 1,534
Northwell Healthcare, Inc. , 3 .39% , 11/1/27 , Callable 8/1/27 @ 100 ................... 3,900 3,832
Orlando Health Obligated Group , 2 .89% , 10/1/35 ................................ 1,660 1,445
Revvity, Inc.
2 .55% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 2,000 1,797
2 .25% , 9/15/31 , Callable 6/15/31 @ 100 .................................. 4,500 3,928
Solventum Corp.
5 .40% , 3/1/29 , Callable 2/1/29 @ 100 .................................... 504 520
5 .45% , 3/13/31 , Callable 1/13/31 @ 100 .................................. 1,300 1,353
5 .60% , 3/23/34 , Callable 12/23/33 @ 100 ................................. 1,300 1,352
5 .90% , 4/30/54 , Callable 10/30/53 @ 100 ................................. 1,267 1,290
Southern Illinois Healthcare Enterprises, Inc. , 3 .97% , 5/15/50 , Callable 11/15/49 @ 100 .... 4,000 2,983
Tenet Healthcare Corp. , 6 .13% , 6/15/30 , Callable 12/5/25 @ 103.06 ................... 1,500 1,527
Trinity Health Corp. , 2 .63% , 12/1/40 , Callable 6/1/40 @ 100 ........................ 3,000 2,201
Universal Health Services, Inc. , 2 .65% , 1/15/32 , Callable 10/15/31 @ 100 .............. 3,000 2,623
Zoetis, Inc. , 5 .00% , 8/17/35 , Callable 5/17/35 @ 100 ............................. 3,062 3,091
93,468
Industrials (4.6%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 3,551 3,189
American Airlines Pass Through Trust
3 .70% , 10/1/26 .................................................... 4,391 4,358
4 .00% , 9/22/27 .................................................... 5,499 5,390
3 .58% , 1/15/28 .................................................... 2,288 2,248
4 .00% , 2/15/29 .................................................... 2,956 2,846
3 .60% , 10/15/29 .................................................... 5,941 5,623
5 .65% , 11/11/34 .................................................... 571 577
4 .90% , 5/11/38 ..................................................... 1,600 1,603
Aon North America, Inc.
5 .45% , 3/1/34 , Callable 12/1/33 @ 100 ................................... 2,000 2,082
5 .75% , 3/1/54 , Callable 9/1/53 @ 100 .................................... 2,000 2,019
Ashtead Capital, Inc.
2 .45% , 8/12/31 , Callable 5/12/31 @ 100 (a) ................................ 6,000 5,327
5 .95% , 10/15/33 , Callable 7/15/33 @ 100 (a) ............................... 4,500 4,754
BNSF Funding Trust I , 6 .61% ( US0003M + 235 bps ) , 12/15/55 , Callable 1/15/26 @ 100 (c) (i) . 6,325 6,348
British Airways Pass Through Trust
3 .35% , 6/15/29 (a) .................................................. 2,939 2,835
3 .80% , 9/20/31 (a) .................................................. 2,035 1,973
Builders FirstSource, Inc. , 6 .38% , 6/15/32 , Callable 6/15/27 @ 103.19 (a) ............... 2,500 2,591
Burlington Northern Santa Fe LLC , 3 .90% , 8/1/46 , Callable 2/1/46 @ 100 .............. 5,000 4,057
Carlisle Cos., Inc. , 5 .55% , 9/15/40 , Callable 6/15/40 @ 100 ......................... 553 561
Delta Air Lines Pass Through Trust , 3 .88% , 7/30/27 .............................. 5,074 5,007
Delta Air Lines, Inc./SkyMiles IP Ltd. , 4 .75% , 10/20/28 (a) ......................... 2,000 2,013
Fluor Corp. , 4 .25% , 9/15/28 , Callable 6/15/28 @ 100 ............................. 4,000 3,969
GXO Logistics, Inc. , 2 .65% , 7/15/31 , Callable 4/15/31 @ 100 ....................... 5,000 4,468
Hawaiian Airlines Pass Through Certificates , 3 .90% , 1/15/26 ........................ 6,805 6,763
Hubbell, Inc. , 4 .80% , 11/15/35 , Callable 8/15/35 @ 100 ........................... 836 832
JetBlue Pass Through Trust , 2 .95% , 5/15/28 .................................... 7,258 6,638

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Kennametal, Inc. , 4 .63% , 6/15/28 , Callable 3/15/28 @ 100 ......................... $ 5,295 $ 5,331
Leidos, Inc. , 2 .30% , 2/15/31 , Callable 11/15/30 @ 100 ............................ 3,000 2,684
Lincoln Center for the Performing Arts, Inc. , 3 .71% , 12/1/35 , Callable 9/1/35 @ 100 ....... 3,935 3,523
Otis Worldwide Corp. , 3 .11% , 2/15/40 , Callable 8/15/39 @ 100 ...................... 1,000 782
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 ...................... 5,000 5,355
RTX Corp. , 4 .20% , 12/15/44 , Callable 6/15/44 @ 100 ............................. 5,000 4,191
Ryder System, Inc. , 5 .25% , 6/1/28 , Callable 5/1/28 @ 100 , MTN ..................... 5,000 5,130
Spirit Airlines Pass Through Trust
4 .10% , 4/1/28 ..................................................... 7,362 6,979
3 .38% , 2/15/30 .................................................... 6,003 5,624
The Boeing Co.
3 .63% , 2/1/31 , Callable 11/1/30 @ 100 ................................... 4,000 3,837
5 .71% , 5/1/40 , Callable 11/1/39 @ 100 ................................... 6,000 6,120
5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 2,250 2,238
The Conservation Fund A Nonprofit Corp. , 3 .47% , 12/15/29 , Callable 9/15/29 @ 100 ...... 7,000 6,712
The Timken Co. , 4 .13% , 4/1/32 , Callable 1/1/32 @ 100 ............................ 6,400 6,145
UL Solutions, Inc. , 6 .50% , 10/20/28 , Callable 9/20/28 @ 100 ....................... 4,550 4,792
Union Pacific Corp.
3 .38% , 2/1/35 , Callable 8/1/34 @ 100 .................................... 2,000 1,807
4 .25% , 4/15/43 , Callable 10/15/42 @ 100 ................................. 5,000 4,218
United Airlines Pass Through Trust , 2 .90% , 5/1/28 ............................... 3,754 3,555
United Airlines, Inc. , 4 .63% , 4/15/29 , Callable 10/15/28 @ 100 (a) .................... 4,000 3,961
Verisk Analytics, Inc. , 5 .25% , 6/5/34 , Callable 3/5/34 @ 100 ........................ 3,500 3,599
Weir Group, Inc. , 5 .35% , 5/6/30 , Callable 4/6/30 @ 100 (a) (h) ....................... 3,150 3,234
177,888
Information Technology (1.5%):
Amphenol Corp. , 2 .20% , 9/15/31 , Callable 6/15/31 @ 100 ......................... 4,875 4,333
Broadcom, Inc.
2 .60% , 2/15/33 , Callable 11/15/32 @ 100 .................................. 5,000 4,396
3 .47% , 4/15/34 , Callable 1/15/34 @ 100 .................................. 2,000 1,831
Dell International LLC/EMC Corp.
4 .85% , 2/1/35 , Callable 11/1/34 @ 100 ................................... 700 689
5 .10% , 2/15/36 , Callable 11/15/35 @ 100 .................................. 3,044 3,012
Hewlett Packard Enterprise Co. , 5 .00% , 10/15/34 , Callable 7/15/34 @ 100 .............. 3,000 2,973
HP, Inc. , 5 .50% , 1/15/33 , Callable 10/15/32 @ 100 ............................... 3,000 3,093
Jabil, Inc. , 3 .00% , 1/15/31 , Callable 10/15/30 @ 100 .............................. 4,776 4,411
Keysight Technologies, Inc. , 4 .95% , 10/15/34 , Callable 7/15/34 @ 100 ................ 3,365 3,389
Marvell Technology, Inc. , 2 .45% , 4/15/28 , Callable 2/15/28 @ 100 ................... 5,950 5,709
Microsoft Corp. , 2 .53% , 6/1/50 , Callable 12/1/49 @ 100 ........................... 4,250 2,669
Motorola Solutions, Inc. , 5 .60% , 6/1/32 , Callable 3/1/32 @ 100 ...................... 1,000 1,052
Oracle Corp.
3
.85
% , 7/15/36 , Callable 1/15/36 @ 100 .................................. 9,250 8,066
5 .38% , 7/15/40 .................................................... 3,000 2,861
3 .60% , 4/1/50 , Callable 10/1/49 @ 100 ................................... 4,750 3,219
Synopsys, Inc. , 5 .15% , 4/1/35 , Callable 1/1/35 @ 100 ............................. 2,000 2,031
TSMC Arizona Corp. , 2 .50% , 10/25/31 , Callable 7/25/31 @ 100 ..................... 6,400 5,824
59,558
Materials (2.1%):
Amcor Flexibles North America, Inc. , 5 .50% , 3/17/35 , Callable 12/17/34 @ 100 .......... 3,000 3,102
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ 7,071 6,596
Avery Dennison Corp. , 2 .25% , 2/15/32 , Callable 11/15/31 @ 100 .................... 4,750 4,126
Ball Corp. , 3 .13% , 9/15/31 , Callable 6/15/31 @ 100 .............................. 6,500 5,923
Bayport Polymers LLC , 4 .74% , 4/14/27 , Callable 3/14/27 @ 100 (a) ................... 6,000 6,014
Colonial Enterprises, Inc. , 3 .25% , 5/15/30 , Callable 2/15/30 @ 100 (a) ................. 4,000 3,741
Commercial Metals Co. , 3 .88% , 2/15/31 , Callable 2/15/26 @ 101.94 .................. 4,500 4,210
Ecolab, Inc.
2 .13% , 8/15/50 , Callable 2/15/50 @ 100 .................................. 5,000 2,806
2 .70% , 12/15/51 , Callable 6/15/51 @ 100 ................................. 500 317
Freeport-McMoRan, Inc. , 4 .63% , 8/1/30 , Callable 12/5/25 @ 102.31 .................. 2,000 2,002
Huntsman International LLC
4 .50% , 5/1/29 , Callable 2/1/29 @ 100 .................................... 4,000 3,698
5 .70% , 10/15/34 , Callable 7/15/34 @ 100 ................................. 3,960 3,457

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
LYB International Finance III LLC
3 .38% , 10/1/40 , Callable 4/1/40 @ 100 ................................... $ 5,485 $ 4,059
4 .20% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 2,500 1,845
Martin Marietta Materials, Inc. , 2 .40% , 7/15/31 , Callable 4/15/31 @ 100 ............... 5,000 4,491
Monsanto Co. , 3 .95% , 4/15/45 , Callable 10/15/44 @ 100 .......................... 5,000 3,476
NewMarket Corp. , 2 .70% , 3/18/31 , Callable 12/18/30 @ 100 ........................ 5,000 4,547
Packaging Corp. of America
5 .20% , 8/15/35 , Callable 5/15/35 @ 100 .................................. 1,042 1,060
3 .05% , 10/1/51 , Callable 4/1/51 @ 100 ................................... 5,875 3,874
Sonoco Products Co. , 5 .00% , 9/1/34 , Callable 6/1/34 @ 100 (h) ...................... 3,870 3,816
Syensqo Finance America LLC , 5 .85% , 6/4/34 , Callable 3/4/34 @ 100 (a) ............... 4,000 4,183
The Dow Chemical Co. , 4 .25% , 10/1/34 , Callable 4/1/34 @ 100 ..................... 1,750 1,612
Vulcan Materials Co. , 5 .35% , 12/1/34 , Callable 9/1/34 @ 100 ....................... 1,400 1,446
80,401
Real Estate (1.3%):
Alexandria Real Estate Equities, Inc. , 3 .55% , 3/15/52 , Callable 9/15/51 @ 100 ........... 5,000 3,428
Boston Properties LP , 2 .55% , 4/1/32 , Callable 1/1/32 @ 100 ........................ 11,878 10,285
CBRE Services, Inc. , 5 .50% , 6/15/35 , Callable 3/15/35 @ 100 ....................... 4,000 4,126
CoStar Group, Inc. , 2 .80% , 7/15/30 , Callable 4/15/30 @ 100 (a) ...................... 5,354 4,895
Crown Castle, Inc. , 2 .25% , 1/15/31 , Callable 10/15/30 @ 100 ....................... 1,250 1,113
Essex Portfolio LP , 2 .65% , 3/15/32 , Callable 12/15/31 @ 100 ....................... 5,000 4,465
GLP Capital LP/GLP Financing II, Inc.
3 .25% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 3,617 3,248
5 .63% , 9/15/34 , Callable 6/15/34 @ 100 .................................. 2,000 2,021
Highwoods Realty LP , 2 .60% , 2/1/31 , Callable 11/1/30 @ 100 ....................... 3,502 3,109
Host Hotels & Resorts LP , 3 .38% , 12/15/29 , Callable 9/15/29 @ 100 .................. 3,500 3,328
Kilroy Realty LP , 2 .65% , 11/15/33 , Callable 8/15/33 @ 100 ........................ 4,000 3,263
Phillips Edison Grocery Center Operating Partnership LP , 4 .95% , 1/15/35 , Callable 10/15/34 @
100 ............................................................. 1,500 1,480
SBA Tower Trust , 6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ....................... 1,158 1,186
VICI Properties LP/VICI Note Co., Inc. , 4 .13% , 8/15/30 , Callable 12/5/25 @ 102.06 (a) .... 4,000 3,867
49,814
Utilities (4.7%):
AEP Texas, Inc.
5 .70% , 5/15/34 , Callable 2/15/34 @ 100 (h) ................................ 1,500 1,566
5 .85% , 10/15/55 , Callable 4/15/55 @ 100 ................................. 2,000 2,001
Alabama Power Co. , 3 .85% , 12/1/42 ......................................... 3,000 2,505
Ameren Corp. , 3 .50% , 1/15/31 , Callable 10/15/30 @ 100 .......................... 4,250 4,064
Black Hills Corp. , 3 .88% , 10/15/49 , Callable 4/15/49 @ 100 ........................ 10,000 7,542
CMS Energy Corp. , 4 .75% ( H15T5Y + 412 bps ) , 6/1/50 , Callable 3/1/30 @ 100 (c) ......... 2,000 1,968
Delmarva Power & Light Co. , 4 .15% , 5/15/45 , Callable 11/15/44 @ 100 ............... 5,000 4,270
Dominion Energy South Carolina, Inc. , 4 .10% , 6/15/46 , Callable 12/15/45 @ 100 ......... 5,000 3,995
DTE Energy Co.
5 .85% , 6/1/34 , Callable 3/1/34 @ 100 .................................... 1,094 1,165
5 .05% , 10/1/35 , Callable 7/1/35 @ 100 ................................... 1,885 1,879
Duke Energy Carolinas LLC , 3 .88% , 3/15/46 , Callable 9/15/45 @ 100 ................. 5,000 4,042
Duke Energy Corp. , 5 .45% , 6/15/34 , Callable 3/15/34 @ 100 ....................... 2,000 2,083
Duke Energy Progress LLC , 4 .15% , 12/1/44 , Callable 6/1/44 @ 100 .................. 7,000 5,964
Duquesne Light Holdings, Inc. , 2 .78% , 1/7/32 , Callable 10/7/31 @ 100 (a) .............. 3,967 3,527
Entergy Louisiana LLC , 4 .95% , 1/15/45 , Callable 12/5/25 @ 100 .................... 7,000 6,508
Entergy Mississippi LLC , 3 .25% , 12/1/27 , Callable 9/1/27 @ 100 .................... 5,000 4,919
Entergy Texas, Inc.
3 .45% , 12/1/27 , Callable 9/1/27 @ 100 ................................... 9,420 9,255
3 .55% , 9/30/49 , Callable 3/30/49 @ 100 .................................. 5,000 3,655
Evergy Kansas Central, Inc. , 5 .25% , 3/15/35 , Callable 12/15/34 @ 100 ................ 2,500 2,555
Florida Power & Light Co.
3 .15% , 10/1/49 , Callable 4/1/49 @ 100 ................................... 8,750 6,113
2 .88% , 12/4/51 , Callable 6/4/51 @ 100 ................................... 4,500 2,938
Georgia Power Co. , 5 .25% , 3/15/34 , Callable 9/15/33 @ 100 ........................ 5,000 5,161
IPALCO Enterprises, Inc. , 4 .25% , 5/1/30 , Callable 2/1/30 @ 100 ..................... 5,475 5,358
ITC Holdings Corp. , 3 .35% , 11/15/27 , Callable 8/15/27 @ 100 ...................... 2,000 1,971

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
MidAmerican Energy Co.
3 .15% , 4/15/50 , Callable 10/15/49 @ 100 ................................. $ 7,000 $ 4,858
2 .70% , 8/1/52 , Callable 2/1/52 @ 100 .................................... 2,500 1,584
Mississippi Power Co. , 4 .25% , 3/15/42 ....................................... 3,168 2,771
Niagara Mohawk Power Corp. , 5 .29% , 1/17/34 , Callable 10/17/33 @ 100 (a) ............. 3,550 3,620
Oglethorpe Power Corp.
4 .20% , 12/1/42 .................................................... 3,392 2,785
4 .50% , 4/1/47 , Callable 10/1/46 @ 100 ................................... 3,750 3,196
5 .80% , 6/1/54 , Callable 12/1/53 @ 100 ................................... 1,000 995
Oncor Electric Delivery Co. LLC
5 .35% , 4/1/35 , Callable 1/1/35 @ 100 (a) .................................. 1,417 1,470
3 .75% , 4/1/45 , Callable 10/1/44 @ 100 ................................... 5,000 3,993
PECO Energy Co. , 3 .00% , 9/15/49 , Callable 3/15/49 @ 100 ........................ 7,000 4,743
Potomac Electric Power Co. , 4 .15% , 3/15/43 , Callable 9/15/42 @ 100 ................. 5,000 4,306
Public Service Co. of Colorado , 2 .70% , 1/15/51 , Callable 7/15/50 @ 100 ............... 7,000 4,332
Public Service Electric & Gas Co. , 3 .80% , 3/1/46 , Callable 9/1/45 @ 100 , MTN .......... 8,000 6,437
Rayburn Country Securitization LLC , 2 .31% , 12/1/30 (a) ........................... 4,052 3,840
South Jersey Industries, Inc. , 5 .02% , 4/15/31 ................................... 9,000 7,794
Southwestern Public Service Co. , 3 .15% , 5/1/50 , Callable 11/1/49 @ 100 ............... 10,000 6,721
The AES Corp. , 5 .80% , 3/15/32 , Callable 1/15/32 @ 100 .......................... 3,000 3,069
The Southern Co. , 4 .00% ( H15T5Y + 373 bps ) , 1/15/51 , Callable 11/17/25 @ 100 (c) ........ 5,450 5,436
Tri-State Generation and Transmission Association, Inc.
4 .70% , 11/1/44 , Callable 5/1/44 @ 100 ................................... 5,000 4,116
4 .25% , 6/1/46 , Callable 12/1/45 @ 100 ................................... 10,000 7,593
Union Electric Co. , 5 .20% , 4/1/34 , Callable 1/1/34 @ 100 .......................... 2,500 2,583
181,246
Total Corporate Bonds (Cost $1,394,301)
a
a
a
1,310,461
Yankee Dollars (8.7%)
Communication Services (0.1%):
Rogers Communications, Inc. , 4 .50% , 3/15/42 , Callable 9/15/41 @ 100 ................ 2,000 1,736
Consumer Discretionary (0.3%):
Brightstar Lottery PLC , 5 .25% , 1/15/29 , Callable 12/5/25 @ 101.31 (a) ................. 5,500 5,480
Gildan Activewear, Inc. , 5 .40% , 10/7/35 , Callable 7/7/35 @ 100 (a) ................... 984 980
Nemak SAB de CV , 3 .63% , 6/28/31 , Callable 3/28/31 @ 100 (a) ..................... 7,192 6,271
12,731
Consumer Staples (0.6%):
Alimentation Couche-Tard, Inc. , 2 .95% , 1/25/30 , Callable 10/25/29 @ 100 (a) ............ 5,000 4,729
Bacardi Ltd. , 4 .70% , 5/15/28 , Callable 2/15/28 @ 100 (a) ........................... 12,000 12,089
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
5 .75% , 4/1/33 , Callable 1/1/33 @ 100 .................................... 2,179 2,270
6 .75% , 3/15/34 , Callable 12/15/33 @ 100 ................................. 2,786 3,074
22,162
Energy (0.8%):
Aker BP ASA , 4 .00% , 1/15/31 , Callable 10/15/30 @ 100 (a) ........................ 9,250 8,928
Canadian Natural Resources Ltd. , 5 .40% , 12/15/34 , Callable 9/15/34 @ 100 (a) ........... 2,400 2,447
Harbour Energy PLC , 6 .33% , 4/1/35 , Callable 1/1/35 @ 100 (a) ...................... 5,000 5,117
TransCanada PipeLines Ltd. , 6 .68% ( TSFR3M + 247 bps ) , 5/15/67 , Callable 12/5/25 @ 100 (c) 10,124 9,123
Var Energi ASA , 8 .00% , 11/15/32 , Callable 8/15/32 @ 100 (a) ....................... 3,750 4,327
29,942
Financials (4.0%):
Allianz SE , 6 .35% ( H15T5Y + 323 bps ) , 9/6/53 , Callable 3/6/33 @ 100 (a) (c) ............. 2,000 2,155
Ascot Group Ltd.
4 .25% , 12/15/30 , Callable 12/15/25 @ 100 (a) ............................... 7,802 7,177
6 .35% ( H15T5Y + 238 bps ) , 6/15/35 , Callable 3/15/30 @ 100 (a) (c) ................ 866 900
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand , 7 .53%
( H15T5Y + 300 bps ) , 10/1/28 (a) (c) ....................................... 1,000 1,072
Banco Santander SA , 6 .92% , 8/8/33 ......................................... 4,000 4,439
Bank of Montreal , 3 .09% ( H15T5Y + 140 bps ) , 1/10/37 , Callable 1/10/32 @ 100 (c) ........ 6,500 5,807

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Barclays PLC
7 .39% ( H15T1Y + 330 bps ) , 11/2/28 , Callable 11/2/27 @ 100 (c) .................. $ 5,000 $ 5,293
2 .89% ( H15T1Y + 130 bps ) , 11/24/32 , Callable 11/24/31 @ 100 (c) ................ 5,000 4,520
6 .22% ( SOFR + 298 bps ) , 5/9/34 , Callable 5/9/33 @ 100 (c) ...................... 3,000 3,229
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
8 .45% ( H15T5Y + 466 bps ) , 6/29/38 , Callable 6/29/33 @ 100 (a) (c) ................ 3,125 3,458
8 .13% ( H15T5Y + 421 bps ) , 1/8/39 , Callable 1/8/34 @ 100 (a) (c) .................. 2,500 2,721
BNP Paribas SA , 4 .63% , 3/13/27 (a) .......................................... 4,500 4,501
BP Capital Markets PLC , 4 .88% ( H15T5Y + 440 bps ) , Callable 3/22/30 @ 100 (c) (f) ........ 4,000 3,998
BPCE SA
3 .50% , 10/23/27 (a) .................................................. 5,000 4,920
6 .51% ( SOFR + 279 bps ) , 1/18/35 , Callable 1/18/34 @ 100 (a) (c) .................. 3,500 3,721
Canadian Imperial Bank of Commerce
7 .26% , 4/10/32 (a) .................................................. 4,365 4,635
6 .09% , 10/3/33 , Callable 7/3/33 @ 100 ................................... 1,500 1,632
Deutsche Bank AG
4 .88% ( USISOA05 + 255 bps ) , 12/1/32 , Callable 12/1/27 @ 100 (c) ................ 3,000 3,000
3 .74% ( SOFR + 226 bps ) , 1/7/33 , Callable 10/7/31 @ 100 (c) ..................... 5,000 4,618
HSBC Holdings PLC , 2 .21% ( SOFR + 129 bps ) , 8/17/29 , Callable 8/17/28 @ 100 (c) ........ 8,500 8,031
Imperial Brands Finance PLC , 3 .88% , 7/26/29 , Callable 4/26/29 @ 100 (a) .............. 5,000 4,904
Lloyds Banking Group PLC
3 .57% ( US0003M + 121 bps ) , 11/7/28 , Callable 11/7/27 @ 100 (c) (i) ............... 5,000 4,937
7 .95% ( H15T1Y + 375 bps ) , 11/15/33 , Callable 8/15/32 @ 100 (c) ................. 2,121 2,470
Macquarie Bank Ltd. , 3 .05% ( H15T5Y + 170 bps ) , 3/3/36 , Callable 3/3/31 @ 100 (a) (c) ...... 8,750 7,939
Mizuho Financial Group, Inc. , 2 .17% ( H15T1Y + 87 bps ) , 5/22/32 , Callable 5/22/31 @ 100 (c) . 5,000 4,419
NatWest Group PLC , 5 .08% ( US0003M + 191 bps ) , 1/27/30 , Callable 1/27/29 @ 100 (c) (i) .... 6,000 6,133
Pershing Square Holdings Ltd. , 5 .50% , 10/28/32 , Callable 8/28/32 @ 100 .............. 396 396
RenaissanceRe Holdings Ltd. , 5 .80% , 4/1/35 , Callable 1/1/35 @ 100 .................. 2,857 2,990
Societe Generale SA , 6 .22% ( H15T1Y + 320 bps ) , 6/15/33 , Callable 6/15/32 @ 100 (a) (c) (h) .. 4,000 4,211
Standard Chartered PLC , 4 .87% ( USISOA05 + 197 bps ) , 3/15/33 , Callable 3/15/28 @ 100 (a) (c) 3,750 3,760
Sumitomo Mitsui Financial Group, Inc. , 2 .22% , 9/17/31 ........................... 8,500 7,521
Sumitomo Mitsui Trust Bank Ltd. , 5 .05% , 3/13/35 (a) ............................. 1,500 1,527
The Toronto-Dominion Bank
3 .63% ( USSW5 + 221 bps ) , 9/15/31 , Callable 9/15/26 @ 100 (c) ................... 10,000 9,928
5 .15% ( H15T5Y + 150 bps ) , 9/10/34 , Callable 9/10/29 @ 100 (c) .................. 3,200 3,246
UBS Group AG , 3 .87% ( US0003M + 141 bps ) , 1/12/29 , Callable 1/12/28 @ 100 (a) (c) (i) ..... 4,445 4,414
Washington Aircraft 1 Co. DAC (NBGA - United States Government) , 2 .64% , 9/15/26 ..... 642 632
Westpac Banking Corp. , 4 .32% ( USISOA05 + 224 bps ) , 11/23/31 , Callable 11/23/26 @ 100 (c) . 5,000 4,988
154,242
Health Care (0.8%):
Olympus Corp. , 2 .14% , 12/8/26 , Callable 11/8/26 @ 100 (a) ........................ 3,939 3,848
Royalty Pharma PLC
5 .40% , 9/2/34 , Callable 6/2/34 @ 100 .................................... 3,500 3,575
3 .30% , 9/2/40 , Callable 3/2/40 @ 100 .................................... 5,000 3,866
3 .55% , 9/2/50 , Callable 3/2/50 @ 100 .................................... 2,500 1,762
Smith & Nephew PLC
2 .03% , 10/14/30 , Callable 7/14/30 @ 100 ................................. 3,000 2,686
5 .40% , 3/20/34 , Callable 12/20/33 @ 100 ................................. 3,864 3,997
STERIS Irish FinCo Unlimited Co.
2 .70% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 3,000 2,739
3 .75% , 3/15/51 , Callable 9/15/50 @ 100 .................................. 8,000 5,917
Teva Pharmaceutical Finance Netherlands III B.V. , 3 .15% , 10/1/26 ................... 1,963 1,932
30,322
Industrials (1.0%):
Air Canada Pass Through Trust
3 .60% , 3/15/27 (a) .................................................. 5,260 5,175
3 .75% , 12/15/27 (a) .................................................. 3,396 3,305
Aircastle Ltd. , 6 .50% , 7/18/28 , Callable 6/18/28 @ 100 (a) .......................... 3,000 3,150
BAE Systems PLC , 3 .40% , 4/15/30 , Callable 1/15/30 @ 100 (a) ...................... 3,500 3,373
Ferguson Finance PLC , 4 .65% , 4/20/32 , Callable 1/20/32 @ 100 (a) ................... 3,000 2,983
LG Energy Solution Ltd. , 5 .50% , 7/2/34 (a) ..................................... 3,000 3,061
nVent Finance SARL , 5 .65% , 5/15/33 , Callable 2/15/33 @ 100 ...................... 5,500 5,754

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Port of Newcastle Investments Financing Pty Ltd. , 5 .90% , 11/24/31 , Callable 8/24/31 @ 100 (a) $ 6,000 $ 6,197
Trane Technologies Financing Ltd. , 5 .25% , 3/3/33 , Callable 12/3/32 @ 100 ............. 4,000 4,165
Turkish Airlines Pass Through Trust , 4 .20% , 3/15/27 (a) ............................ 2,068 2,011
39,174
Information Technology (0.3%):
Kioxia Holdings Corp. , 6 .63% , 7/24/33 , Callable 7/24/28 @ 103.31 (a) ................. 4,000 4,177
NXP BV/NXP Funding LLC/NXP USA, Inc. , 2 .65% , 2/15/32 , Callable 11/15/31 @ 100 .... 7,000 6,225
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 1,765 1,837
SK hynix, Inc. , 2 .38% , 1/19/31 (a) (h) ......................................... 1,000 905
13,144
Materials (0.5%):
ArcelorMittal SA , 7 .00% , 10/15/39 .......................................... 4,000 4,508
Braskem Netherlands Finance B.V. , 4 .50% , 1/31/30 , Callable 10/31/29 @ 100 (a) ......... 4,000 1,606
CCL Industries, Inc. , 3 .05% , 6/1/30 , Callable 3/1/30 @ 100 (a) ....................... 7,235 6,790
Minera Mexico SA de CV , 5 .63% , 2/12/32 , Callable 12/12/31 @ 100 (a) ................ 4,414 4,572
Rio Tinto Finance USA PLC , 5 .25% , 3/14/35 , Callable 12/14/34 @ 100 ................ 1,660 1,716
19,192
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust , 2 .50% , 10/15/31 , Callable 7/15/31 @
100 (a) ........................................................... 5,500 4,917
Utilities (0.2%):
Enel Finance International NV , 2 .50% , 7/12/31 , Callable 4/12/31 @ 100 (a) .............. 5,000 4,481
GENM Capital Labuan Ltd. , 3 .88% , 4/19/31 , Callable 1/19/31 @ 100 (a) ............... 4,000 3,623
8,104
Total Yankee Dollars (Cost $342,771)
a
a
a
335,666
Municipal Bonds (2.6%)
Arizona (0.1%):
Arizona Industrial Development Authority Revenue
5 .26% , 10/1/33 .................................................... 2,000 2,027
5 .36% , 10/1/34 .................................................... 2,000 1,987
4,014
California (0.2%):
California Infrastructure & Economic Development Bank Revenue , Series B , 6 .03% , 7/1/38 . 3,340 3,425
City of El Cajon Revenue
Series A , 2 .09% , 4/1/29 .............................................. 425 399
Series A , 2 .19% , 4/1/30 .............................................. 425 392
Series A , 2 .29% , 4/1/31 , Continuously Callable @100 ......................... 550 498
Vista Redevelopment Agency Successor Agency Tax Allocation (INS - Assured Guaranty
Municipal Corp.) , Series A , 4 .13% , 9/1/30 , Continuously Callable @100 ........... 2,590 2,590
7,304
Connecticut (0.1%):
State of Connecticut, GO , Series A , 3 .43% , 4/15/28 .............................. 1,500 1,489
Town of Hamden, GO , 4 .93% , 8/15/30 , Continuously Callable @100 .................. 3,845 3,847
5,336
Florida (0.4%):
Florida Development Finance Corp. Revenue , Series B , 3 .22% , 2/1/32 , Continuously Callable
@100 ........................................................... 4,080 3,750
Hillsborough County IDA Revenue , 3 .58% , 8/1/35 , Continuously Callable @100 ......... 8,500 7,377
St. Johns County IDA Revenue (INS - Assured Guaranty Municipal Corp.) , Series B , 2 .54% ,
10/1/30 , Continuously Callable @100 .................................... 2,500 2,294
13,421
Georgia (0.1%):
Savannah Hospital Authority Revenue , Series B , 3 .99% , 7/1/38 ...................... 5,000 4,549
Hawaii (0.2%):
State of Hawaii Department of Business Economic Development & Tourism Revenue , Series
A-2 , 3 .24% , 1/1/31 .................................................. 6,506 6,408
Illinois (0.1%):
State of Illinois Sales Tax Revenue
Series B , 2 .51% , 6/15/32 , Continuously Callable @100 ........................ 2,000 1,771

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series B , 2 .66% , 6/15/33 , Continuously Callable @100 ........................ $ 1,500 $ 1,310
3,081
Indiana (0.0%):(g)
Indiana Finance Authority Revenue , Series A , 3 .62% , 7/1/36 ........................ 1,500 1,403
Louisiana (0.2%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A , 4 .28% , 2/1/36 .............................................. 2,950 2,916
Series A , 4 .48% , 8/1/39 .............................................. 3,775 3,678
6,594
Maryland (0.1%):
Maryland Economic Development Corp. Revenue
Series B , 4 .25% , 6/1/29 .............................................. 2,495 2,426
Series B , 4 .35% , 6/1/30 .............................................. 1,325 1,280
Series B , 4 .40% , 6/1/31 .............................................. 1,385 1,326
5,032
New Jersey (0.1%):
New Jersey Educational Facilities Authority Revenue , Series E , 4 .02% , 7/1/39 ........... 3,000 2,648
South Jersey Transportation Authority Revenue , Series B , 2 .38% , 11/1/27 ............... 1,030 1,000
3,648
Oklahoma (0.3%):
Oklahoma Development Finance Authority Revenue , Series C , 5 .45% , 8/15/28 ........... 9,750 9,632
Pennsylvania (0.3%):
Pennsylvania Higher Educational Facilities Authority Revenue , Series SE , 3 .73% , 7/15/43 ... 3,000 2,247
Public Parking Authority of Pittsburgh Revenue
2 .33% , 12/1/29 .................................................... 895 839
2 .58% , 12/1/31 , Continuously Callable @100 ............................... 825 752
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
3 .05% , 4/1/29 ..................................................... 800 778
3 .10% , 4/1/30 ..................................................... 950 915
3 .15% , 4/1/31 ..................................................... 250 238
State Public School Building Authority Revenue
3 .05% , 4/1/28 ..................................................... 2,000 1,959
3 .15% , 4/1/30 ..................................................... 4,460 4,313
12,041
Texas (0.3%):
County of Bexar Revenue , 2 .53% , 8/15/34 , Continuously Callable @100 ............... 2,800 2,359
Harris County Cultural Education Facilities Finance Corp. Revenue , 3 .34% , 11/15/37 ...... 2,000 1,766
Port of Corpus Christi Authority of Nueces County Revenue , 3 .49% , 12/1/25 ............ 1,000 1,000
San Antonio Education Facilities Corp. Revenue
2 .38% , 4/1/28 ..................................................... 1,500 1,406
2 .65% , 4/1/30 ..................................................... 1,150 1,027
2 .73% , 4/1/31 ..................................................... 750 653
Tarrant County Cultural Education Facilities Finance Corp. Revenue
2 .08% , 9/1/28 ..................................................... 600 569
2 .57% , 9/1/32 , Continuously Callable @100 ............................... 1,000 888
2 .69% , 9/1/33 , Continuously Callable @100 ............................... 1,000 876
Waco Educational Finance Corp. Revenue
1 .69% , 3/1/28 ..................................................... 1,500 1,427
2 .06% , 3/1/31 , Continuously Callable @100 ............................... 1,500 1,352
13,323
Wisconsin (0.1%):
Public Finance Authority Revenue , 3 .63% , 6/1/51 ................................ 6,575 3,626
Total Municipal Bonds (Cost $108,647)
a
a
a
99,412
U.S. Government Agency Mortgages (9.7%)
Federal Farm Credit Banks Funding Corporation
5 .60% , 8/5/39 ..................................................... 4,000 3,963

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Federal Home Loan Mortgage Corporation
5 .50% , 12/1/35 - 1/1/55 .............................................. $ 40,114 $ 40,783
1 .50% , 4/1/37 ..................................................... 4,039 3,620
5 .00% , 3/1/38 - 7/1/55 ............................................... 42,401 42,469
2 .50% , 5/1/42 ..................................................... 3,838 3,434
3 .50% , 5/1/42 - 11/1/52 .............................................. 13,231 12,361
4 .50% , 11/1/42 - 10/1/52 .............................................. 8,236 8,109
4 .00% , 1/1/43 - 12/1/54 .............................................. 13,436 12,923
3 .00% , 1/1/52 - 5/1/52 ............................................... 7,724 6,903
6 .00% , 8/1/53 - 3/1/55 ............................................... 10,825 11,114
141,716
Federal National Mortgage Association
2 .50% , 2/1/28 - 3/1/52 ............................................... 9,967 8,753
6 .50% , 4/1/31 - 3/1/32 ............................................... 128 135
5 .00% , 6/1/33 - 11/1/55 .............................................. 33,768 33,775
5 .50% , 9/1/35 - 7/1/55 ............................................... 37,213 37,829
6 .00% , 5/1/36 - 8/1/54 ............................................... 11,196 11,541
4 .00% , 4/1/38 - 7/1/53 ............................................... 12,660 12,226
4 .50% , 11/1/40 - 2/1/55 .............................................. 11,190 11,021
3 .50% , 12/1/42 - 12/1/53 ............................................. 16,452 15,385
3 .00% , 2/1/50 - 12/1/51 .............................................. 7,602 6,787
137,452
Government National Mortgage Association
7 .00% , 1/15/26 - 7/15/32 ............................................. 158 163
6 .50% , 4/15/26 - 10/15/31 ............................................. 205 215
7 .50% , 6/15/26 - 8/15/29 ............................................. 26 28
6 .00% , 9/15/28 - 9/20/53 ............................................. 5,468 5,632
5 .50% , 4/20/33 - 9/20/53 ............................................. 19,642 19,978
5 .00% , 8/15/33 - 4/20/54 ............................................. 19,280 19,333
2 .50% , 9/20/51 - 7/20/53 ............................................. 9,737 8,436
3 .00% , 3/20/52 - 12/20/53 ............................................. 10,628 9,524
3 .50% , 4/20/52 .................................................... 5,998 5,467
4 .50% , 8/20/52 - 9/20/53 ............................................. 23,925 23,442
92,218
Total U.S. Government Agency Mortgages (Cost $371,374)
a
a
a
375,349
U.S. Treasury Obligations (26.2%)
U.S. Treasury Bonds
1 .13% , 5/15/40 .................................................... 10,000 6,433
3 .88% , 8/15/40 .................................................... 47,000 44,077
1 .38% , 11/15/40 .................................................... 30,000 19,758
1 .88% , 2/15/41 .................................................... 9,000 6,379
2 .25% , 5/15/41 .................................................... 70,000 52,270
2 .75% , 8/15/42 .................................................... 35,000 27,448
2 .88% , 5/15/43 .................................................... 10,000 7,898
4 .38% , 8/15/43 .................................................... 20,000 19,456
3 .38% , 5/15/44 .................................................... 12,000 10,110
3 .00% , 11/15/44 .................................................... 25,000 19,758
2 .50% , 2/15/45 .................................................... 55,000 39,823
3 .00% , 11/15/45 .................................................... 21,000 16,423
2 .50% , 2/15/46 .................................................... 15,000 10,697
2 .25% , 8/15/46 .................................................... 42,950 28,978
2 .88% , 11/15/46 .................................................... 10,000 7,570
3 .00% , 2/15/47 .................................................... 23,000 17,753
2 .75% , 11/15/47 .................................................... 12,000 8,771
3 .00% , 2/15/48 .................................................... 25,000 19,082
3 .13% , 5/15/48 .................................................... 30,000 23,377
3 .38% , 11/15/48 .................................................... 25,000 20,277
3 .00% , 2/15/49 .................................................... 24,000 18,154
1 .25% , 5/15/50 .................................................... 30,000 14,906
1 .63% , 11/15/50 .................................................... 35,000 19,031
2 .88% , 5/15/52 .................................................... 10,000 7,212
4 .00% , 11/15/52 .................................................... 10,000 8,937

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
4 .13% , 8/15/53 .................................................... $ 17,000 $ 15,512
4 .75% , 11/15/53 .................................................... 10,000 10,116
4 .25% , 2/15/54 .................................................... 10,000 9,320
U.S. Treasury Inflation Indexed Notes , 0 .88% , 1/15/29 ............................ 12,829 12,693
U.S. Treasury Notes
4 .63% , 9/15/26 .................................................... 9,000 9,065
4 .38% , 12/15/26 .................................................... 20,000 20,141
2 .38% , 5/15/27 .................................................... 10,000 9,812
1 .25% , 3/31/28 .................................................... 7,000 6,624
3 .88% , 7/15/28 .................................................... 15,000 15,105
2 .88% , 8/15/28 .................................................... 16,000 15,694
3 .63% , 8/15/28 .................................................... 15,000 15,012
3 .38% , 9/15/28 .................................................... 5,000 4,970
4 .25% , 2/28/29 .................................................... 10,000 10,194
3 .25% , 6/30/29 .................................................... 20,000 19,730
4 .25% , 6/30/29 .................................................... 15,000 15,309
3 .63% , 8/31/29 .................................................... 10,000 9,988
3 .88% , 9/30/29 .................................................... 30,000 30,234
3 .88% , 7/31/30 .................................................... 20,000 20,152
4 .13% , 8/31/30 .................................................... 50,000 50,902
4 .38% , 11/30/30 .................................................... 6,000 6,178
4 .25% , 2/28/31 .................................................... 9,000 9,219
3 .63% , 9/30/31 .................................................... 15,000 14,862
3 .88% , 9/30/32 .................................................... 5,000 4,998
4 .13% , 11/15/32 .................................................... 5,000 5,073
3 .88% , 8/15/33 .................................................... 54,000 53,747
4 .00% , 2/15/34 .................................................... 38,000 38,030
4 .38% , 5/15/34 .................................................... 5,000 5,133
3 .88% , 8/15/34 .................................................... 35,000 34,601
4 .25% , 11/15/34 .................................................... 35,000 35,536
4 .25% , 5/15/35 .................................................... 30,000 30,408
Total U.S. Treasury Obligations (Cost $1,119,636)
a
a
a
1,012,936
Commercial Paper (0.9%)
Communication Services (0.1%):
The Bell Telephone Co. of Canada or Bell Canada , 4 .08% , 11/6/25 (a) (j) ................ 3,000 2,998
Energy (0.4%):
Targa Resources Corp.
4 .05% , 11/3/25 (a) (j) ................................................. 11,100 11,096
4 .16% , 11/4/25 (a) (j) ................................................. 5,000 4,998
16,094
Health Care (0.1%):
CSLB Holdings, Inc. , 4 .05% , 11/4/25 (a) (j) ..................................... 1,612 1,611
Industrials (0.1%):
Lennox International, Inc. , 4 .05% , 11/4/25 (a) (j) ................................. 5,000 4,998
Real Estate (0.2%):
Boston Properties LP , 4 .10% , 11/5/25 (a) (j) ..................................... 2,800 2,798
Essex Portfolio LP , 4 .15% , 11/7/25 (a) (j) ....................................... 5,000 4,996
7,794
Total Commercial Paper (Cost $33,499)
a
a
a
33,495
Shares
Collateral for Securities Loaned (0.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .01% (k) ........ 2,975,883 2,976
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .98% (k) ............ 2,975,883 2,976
Invesco Government & Agency Portfolio, Institutional Shares , 4 .00% (k) ............... 2,975,883 2,976

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .00% (k) . 2,975,883 $ 2,976
Total Collateral for Securities Loaned (Cost $11,904)
a
a
a
11,904
Total Investments (Cost $4,054,389) — 99.5% 3,847,900
Other assets in excess of liabilities —  0.5% 17,501
NET ASSETS - 100.00% $ 3,865,401
At October 31, 2025, the Fund's investments in foreign securities were 9.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of October 31, 2025, the fair value of these securities was
$964,190 (thousands) and amounted to 24.9% of net assets.
(b) Security is interest only.
(c) Variable or Floating-Rate Security. Rate disclosed is as of October 31, 2025.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at October 31, 2025.
(e) Rounds to less than $1 thousand.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) Amount represents less than 0.05% of net assets.
(h) All or a portion of this security is on loan.
(i) Securities referencing LIBOR are expected to transition to an alternative reference rate by the security's next scheduled coupon reset date.
(j) Rate represents the effective yield at October 31, 2025.
(k) Rate disclosed is the daily yield on October 31, 2025.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of October 31, 2025.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of October 31, 2025.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of October 31, 2025.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of October 31, 2025.
SOFR30A
—
30 day average of SOFR, rate disclosed as of October 31, 2025.
SOFR90A
—
90 day average of SOFR, rate disclosed as of October 31, 2025.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of October 31, 2025.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of October 31, 2025.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of October 31, 2025, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of October 31, 2025.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of October 31, 2025.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
October 31, 2025
Victory Portfolios III
Victory Short-Term Bond Fund
64
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (31.7%)
ABS Auto (17.5%):
Alloya Auto Receivables Trust .............................................
Series 2025-1A , Class A4 , 4 .71% , 1/25/30 , Callable 6/25/28 @ 100 (a) ............. $ 1,308 $ 1,318
Series 2025-1A , Class B , 4 .99% , 3/25/30 , Callable 6/25/28 @ 100 (a) .............. 694 704
Series 2025-1A , Class C , 5 .19% , 7/25/30 , Callable 6/25/28 @ 100 (a) .............. 785 794
Series 2025-1A , Class D , 5 .68% , 3/25/33 , Callable 6/25/28 @ 100 (a) .............. 602 609
Ally Auto Receivables Trust ...............................................
Series 2023-1 , Class B , 5 .76% , 1/15/29 , Callable 4/15/27 @ 100 (a) ............... 2,000 2,042
Series 2023-1 , Class D , 6 .74% , 4/15/34 , Callable 4/15/27 @ 100 (a) ............... 1,268 1,306
Series 2023-A , Class C , 6 .08% , 1/17/34 , Callable 6/15/27 @ 100 (a) ............... 2,826 2,858
Series 2023-A , Class D , 7 .33% , 1/17/34 , Callable 6/15/27 @ 100 (a) ............... 1,333 1,387
Series 2024-1 , Class B , 5 .16% , 10/15/29 , Callable 7/15/27 @ 100 ................ 1,263 1,282
Series 2024-1 , Class C , 5 .41% , 11/15/29 , Callable 7/15/27 @ 100 ................ 1,500 1,527
Ally Bank Auto Credit-Linked Notes .........................................
Series 2024-B , Class C , 5 .22% , 9/15/32 , Callable 1/15/28 @ 100 (a) ............... 1,483 1,492
Series 2024-B , Class D , 5 .41% , 9/15/32 , Callable 1/15/28 @ 100 (a) ............... 838 842
Series 2025-A , Class C , 4 .84% , 6/15/33 , Callable 7/15/28 @ 100 (a) ............... 2,239 2,245
American Credit Acceptance Receivables Trust .................................
Series 2022-3 , Class E , 8 .08% , 10/13/28 , Callable 2/13/26 @ 100 (a) .............. 1,500 1,511
Series 2023-2 , Class C , 5 .96% , 8/13/29 , Callable 11/12/26 @ 100 (a) .............. 231 231
Series 2024-4 , Class C , 4 .91% , 8/12/31 , Callable 10/12/27 @ 100 (a) .............. 2,500 2,507
Series 2025-4 , Class C , 4 .83% , 1/13/31 , Callable 5/12/29 @ 100 (a) ............... 1,000 1,000
American Heritage Auto Receivables Issuer Trust , Series 2025-1A , Class C , 5 .04% , 11/17/31 ,
Callable 4/15/29 @ 100 (a) ............................................ 2,000 2,015
American Heritage Auto Receivables Trust .....................................
Series 2024-1A , Class B , 5 .32% , 9/16/30 , Callable 9/15/28 @ 100 (a) .............. 500 513
Series 2024-1A , Class C , 5 .63% , 12/16/30 , Callable 9/15/28 @ 100 (a) ............. 611 626
Series 2024-1A , Class D , 6 .34% , 1/18/33 , Callable 9/15/28 @ 100 (a) .............. 1,045 1,075
ARI Fleet Lease Trust ....................................................
Series 2024-A , Class C , 5 .38% , 11/15/32 , Callable 9/15/27 @ 100 (a) .............. 813 826
Series 2024-B , Class A3 , 5 .26% , 4/15/33 , Callable 11/15/27 @ 100 (a) ............. 3,150 3,213
Series 2024-B , Class B , 5 .39% , 4/15/33 , Callable 11/15/27 @ 100 (a) .............. 550 563
Series 2024-B , Class C , 5 .55% , 4/15/33 , Callable 11/15/27 @ 100 (a) .............. 1,031 1,054
Series 2025-A , Class C , 4 .90% , 1/17/34 , Callable 9/15/28 @ 100 (a) ............... 1,625 1,627
Series 2025-B , Class B , 4 .97% , 3/15/34 , Callable 12/15/28 @ 100 (a) .............. 900 914
AutoNation Finance Trust .................................................
Series 2025-1A , Class C , 5 .19% , 12/10/30 , Callable 5/10/28 @ 100 (a) ............. 1,895 1,927
Series 2025-1A , Class D , 5 .63% , 9/10/32 , Callable 5/10/28 @ 100 (a) .............. 2,400 2,437
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2021-1A , Class C , 2 .13% , 8/20/27 , Callable 8/20/26 @ 100 (a) .............. 1,000 984
Series 2021-2A , Class C , 2 .35% , 2/20/28 , Callable 2/20/27 @ 100 (a) .............. 800 778
Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) ................................ 2,500 2,517
Series 2023-2A , Class C , 6 .18% , 10/20/27 (a) ............................... 535 540
Series 2023-5A , Class B , 6 .12% , 4/20/28 (a) ................................ 2,000 2,035
Series 2023-5A , Class C , 6 .85% , 4/20/28 (a) ................................ 1,000 1,023
Bridgecrest Lending Auto Securitization Trust , Series 2024-4 , Class B , 4 .77% , 8/15/30 ,
Callable 12/15/28 @ 100 ............................................. 1,714 1,719
CarMax Auto Owner Trust ................................................
Series 2021-4 , Class D , 1 .48% , 3/15/28 , Callable 1/15/26 @ 100 ................. 6,894 6,866
Series 2022-2 , Class A3 , 3 .49% , 2/16/27 , Callable 6/15/26 @ 100 ................ 62 62
Series 2023-2 , Class C , 5 .57% , 11/15/28 , Callable 4/15/27 @ 100 ................ 1,000 1,014
Series 2023-3 , Class D , 6 .44% , 12/16/30 , Callable 8/15/27 @ 100 ................ 1,000 1,025
Series 2023-4 , Class D , 7 .16% , 4/15/30 , Callable 9/15/27 @ 100 ................. 1,000 1,043
Series 2024-1 , Class C , 5 .47% , 8/15/29 , Callable 11/15/27 @ 100 ................ 1,000 1,017
Series 2024-2 , Class D , 6 .42% , 10/15/30 , Callable 1/15/28 @ 100 ................ 3,000 3,089
Series 2024-3 , Class D , 5 .67% , 1/15/31 , Callable 4/15/28 @ 100 ................. 1,238 1,258
Series 2024-4 , Class D , 5 .36% , 8/15/31 , Callable 5/15/28 @ 100 ................. 1,480 1,494
CarMax Select Receivables Trust , Series 2024-A , Class B , 5 .35% , 1/15/30 , Callable 2/15/28 @
100 ............................................................. 1,500 1,520
Carvana Auto Receivables Trust ............................................
Series 2020-P1 , Class D , 1 .82% , 9/8/27 , Callable 12/8/25 @ 100 ................. 2,068 2,062
Series 2021-N1 , Class A , 0 .70% , 1/10/28 , Callable 7/10/26 @ 100 ................ 114 112

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2021-N1 , Class B , 1 .09% , 1/10/28 , Callable 7/10/26 @ 100 ................ $ 221 $ 217
Series 2021-N1 , Class C , 1 .30% , 1/10/28 , Callable 7/10/26 @ 100 ................ 169 166
Series 2021-N1 , Class D , 1 .50% , 1/10/28 , Callable 7/10/26 @ 100 ................ 196 193
Series 2021-N2 , Class A2 , 0 .97% , 3/10/28 , Callable 3/10/27 @ 100 ............... 303 298
Series 2021-N2 , Class B , 0 .75% , 3/10/28 , Callable 3/10/27 @ 100 ................ 161 157
Series 2021-N2 , Class C , 1 .07% , 3/10/28 , Callable 3/10/27 @ 100 ................ 158 154
Series 2021-N2 , Class D , 1 .27% , 3/10/28 , Callable 3/10/27 @ 100 ................ 283 273
Series 2021-N3 , Class A2 , 1 .11% , 6/12/28 , Callable 8/10/27 @ 100 ............... 1,306 1,276
Series 2021-N3 , Class B , 0 .66% , 6/12/28 , Callable 8/10/27 @ 100 ................ 304 294
Series 2021-N3 , Class C , 1 .02% , 6/12/28 , Callable 8/10/27 @ 100 ................ 154 149
Chase Auto Owner Trust ..................................................
Series 2023-AA , Class D , 6 .85% , 6/25/31 , Callable 3/25/28 @ 100 (a) ............. 5,000 5,235
Series 2024-1A , Class B , 5 .16% , 11/26/29 , Callable 12/25/27 @ 100 (a) ............ 643 656
Series 2024-1A , Class C , 5 .36% , 1/25/30 , Callable 12/25/27 @ 100 (a) ............. 2,000 2,047
Series 2024-1A , Class D , 5 .87% , 6/25/31 , Callable 12/25/27 @ 100 (a) ............. 2,340 2,395
Series 2024-2A , Class D , 6 .15% , 8/25/31 , Callable 12/25/27 @ 100 (a) ............. 4,028 4,155
Series 2024-3A , Class D , 5 .87% , 9/25/31 , Callable 12/25/27 @ 100 (a) ............. 2,750 2,815
Series 2024-4A , Class D , 5 .79% , 11/25/31 , Callable 2/25/28 @ 100 (a) ............. 700 715
Series 2024-5A , Class C , 4 .62% , 8/26/30 , Callable 4/25/28 @ 100 (a) .............. 500 503
Series 2024-5A , Class D , 4 .97% , 1/26/32 , Callable 4/25/28 @ 100 (a) .............. 713 711
Chesapeake Funding II LLC ...............................................
Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 1,192 1,198
Series 2023-1A , Class C , 6 .07% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 800 805
Series 2023-1A , Class D , 6 .69% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 1,500 1,512
Series 2023-2A , Class A1 , 6 .16% , 10/15/35 , Callable 10/15/26 @ 100 (a) ........... 165 168
Series 2023-2A , Class B , 5 .97% , 10/15/35 , Callable 10/15/26 @ 100 (a) ............ 1,582 1,622
Series 2023-2A , Class C , 6 .15% , 10/15/35 , Callable 10/15/26 @ 100 (a) ............ 2,294 2,356
Series 2024-1A , Class C , 5 .60% , 5/15/36 , Callable 7/15/27 @ 100 (a) .............. 1,800 1,837
Citizens Auto Receivables Trust ............................................
Series 2023-1 , Class A4 , 5 .78% , 10/15/30 , Callable 2/15/27 @ 100 (a) ............. 3,000 3,056
Series 2023-2 , Class A4 , 5 .74% , 10/15/30 , Callable 3/15/27 @ 100 (a) ............. 3,000 3,062
Series 2024-1 , Class A4 , 5 .03% , 10/15/30 , Callable 6/15/27 @ 100 (a) ............. 2,000 2,026
Credit Acceptance Auto Loan Trust ..........................................
Series 2022-3A , Class C , 8 .45% , 2/15/33 , Callable 7/15/26 @ 100 (a) .............. 963 967
Series 2023-1A , Class B , 7 .02% , 5/16/33 , Callable 10/15/26 @ 100 (a) ............. 2,000 2,014
Series 2023-1A , Class C , 7 .71% , 7/15/33 , Callable 10/15/26 @ 100 (a) ............. 100 101
Series 2023-2A , Class C , 7 .15% , 9/15/33 , Callable 11/15/26 @ 100 (a) ............. 4,000 4,019
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 3/15/27 @ 100 (a) ............. 1,895 1,920
Series 2023-3A , Class C , 7 .62% , 12/15/33 , Callable 3/15/27 @ 100 (a) ............. 4,886 4,947
Series 2023-5A , Class C , 7 .30% , 4/17/34 , Callable 6/15/27 @ 100 (a) .............. 1,000 1,010
Series 2024-2A , Class C , 6 .70% , 10/16/34 , Callable 4/15/28 @ 100 (a) ............. 1,000 1,002
Series 2025-1A , Class C , 5 .71% , 7/16/35 , Callable 11/15/27 @ 100 (a) ............. 1,000 985
DT Auto Owner Trust , Series 2022-2A , Class D , 5 .46% , 3/15/28 , Callable 9/15/26 @ 100 (a) . 1,782 1,787
Ent Auto Receivables Trust ................................................
Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 4/15/28 @ 100 (a) ............ 2,250 2,303
Series 2023-1A , Class B , 6 .45% , 1/15/30 , Callable 4/15/28 @ 100 (a) .............. 2,445 2,532
Series 2023-1A , Class C , 6 .77% , 4/15/30 , Callable 4/15/28 @ 100 (a) .............. 1,310 1,364
Enterprise Fleet Financing LLC .............................................
Series 2022-3 , Class A3 , 4 .29% , 7/20/29 , Callable 4/20/26 @ 100 (a) .............. 500 500
Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 4/20/26 @ 100 (a) ............. 2,000 2,021
Series 2023-1 , Class A3 , 5 .42% , 10/22/29 , Callable 10/20/26 @ 100 (a) ............ 1,778 1,797
Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 2/20/27 @ 100 (a) .............. 348 350
Series 2023-3 , Class A3 , 6 .41% , 6/20/30 , Callable 7/20/27 @ 100 (a) .............. 4,000 4,156
Series 2024-1 , Class A3 , 5 .16% , 9/20/30 , Callable 8/20/27 @ 100 (a) .............. 2,000 2,037
Series 2024-2 , Class A4 , 5 .69% , 12/20/30 , Callable 1/20/28 @ 100 (a) ............. 2,528 2,608
Series 2024-4 , Class A3 , 4 .56% , 11/20/28 , Callable 9/20/28 @ 100 (a) ............. 2,000 2,017
Series 2025-1 , Class A3 , 4 .82% , 2/20/29 , Callable 10/20/28 @ 100 (a) ............. 286 290
Exeter Automobile Receivables Trust .........................................
Series 2022-5A , Class C , 6 .51% , 12/15/27 , Callable 11/15/27 @ 100 .............. 131 131
Series 2025-1A , Class C , 5 .09% , 5/15/31 , Callable 4/15/29 @ 100 ................ 1,000 1,008
FCCU Auto Receivables Trust ..............................................
Series 2024-1A , Class A4 , 5 .46% , 4/15/30 , Callable 1/15/28 @ 100 (a) ............. 2,828 2,883
Series 2024-1A , Class B , 5 .71% , 7/15/30 , Callable 1/15/28 @ 100 (a) .............. 1,713 1,761

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-1A , Class C , 6 .00% , 10/15/30 , Callable 1/15/28 @ 100 (a) ............. $ 551 $ 567
Series 2024-1A , Class D , 6 .78% , 7/15/32 , Callable 1/15/28 @ 100 (a) .............. 852 883
Series 2025-1A , Class A4 , 5 .18% , 5/15/31 , Callable 2/15/29 @ 100 (a) ............. 2,000 2,050
Series 2025-1A , Class B , 5 .36% , 9/15/31 , Callable 2/15/29 @ 100 (a) .............. 647 668
Series 2025-1A , Class C , 5 .61% , 12/15/31 , Callable 2/15/29 @ 100 (a) ............. 683 701
First Investors Auto Owner Trust , Series 2023-1A , Class C , 6 .81% , 12/17/29 , Callable 9/15/27
@ 100 (a) ......................................................... 3,000 3,093
Flagship Credit Auto Trust ................................................
Series 2019-3 , Class E , 3 .84% , 12/15/26 , Callable 11/15/25 @ 100 (a) ............. 208 206
Series 2019-4 , Class E , 4 .11% , 3/15/27 , Callable 11/15/25 @ 100 (a) .............. 1,697 1,679
Series 2021-2 , Class D , 1 .59% , 6/15/27 , Callable 9/15/26 @ 100 (a) ............... 2,263 2,196
Series 2022-2 , Class B , 4 .76% , 5/17/27 (a) ................................. 517 517
Ford Credit Auto Lease Trust ..............................................
Series 2023-B , Class C , 6 .43% , 4/15/27 , Callable 3/15/26 @ 100 ................. 1,571 1,582
Series 2023-B , Class D , 6 .97% , 6/15/28 , Callable 3/15/26 @ 100 ................. 565 569
Ford Credit Auto Owner Trust ..............................................
Series 2021-2 , Class D , 2 .60% , 5/15/34 , Callable 11/15/26 @ 100 (a) .............. 850 829
Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 822 837
Series 2023-1 , Class C , 5 .58% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 3,000 3,059
Series 2023-1 , Class D , 6 .26% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 7,400 7,544
Foursight Capital Automobile Receivables Trust .................................
Series 2023-1 , Class B , 5 .35% , 3/15/28 , Callable 11/15/26 @ 100 (a) .............. 888 888
Series 2023-1 , Class C , 5 .72% , 8/15/28 , Callable 11/15/26 @ 100 (a) .............. 2,000 1,990
Series 2024-1 , Class B , 5 .55% , 5/15/29 , Callable 4/15/27 @ 100 (a) ............... 714 714
Series 2024-1 , Class C , 5 .77% , 11/15/29 , Callable 4/15/27 @ 100 (a) .............. 1,000 990
Series 2024-1 , Class D , 6 .83% , 3/15/30 , Callable 4/15/27 @ 100 (a) ............... 1,000 1,002
GECU Auto Receivables Trust .............................................
Series 2023-1A , Class A4 , 5 .79% , 10/15/29 , Callable 2/15/28 @ 100 (a) ............ 3,000 3,062
Series 2023-1A , Class B , 5 .87% , 1/15/30 , Callable 2/15/28 @ 100 (a) .............. 1,660 1,714
Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 2/15/28 @ 100 (a) .............. 998 1,036
GLS Auto Receivables Issuer Trust ..........................................
Series 2021-3A , Class E , 3 .20% , 10/16/28 , Callable 4/15/26 @ 100 (a) ............. 1,250 1,237
Series 2023-1A , Class D , 7 .01% , 1/16/29 , Callable 11/15/27 @ 100 (a) ............. 1,750 1,782
Series 2024-2A , Class B , 5 .77% , 11/15/28 , Callable 8/15/28 @ 100 (a) ............. 1,333 1,343
Series 2024-3A , Class B , 5 .08% , 1/16/29 , Callable 8/15/28 @ 100 (a) .............. 2,000 2,010
Series 2025-1A , Class C , 5 .07% , 11/15/30 , Callable 4/15/29 @ 100 (a) ............. 6,000 6,053
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A , Class D , 8 .22% , 2/18/31 , Callable 6/15/28 @ 100 (a) .............. 2,000 2,155
Series 2024-1A , Class B , 5 .32% , 3/15/30 , Callable 11/15/28 @ 100 (a) ............. 875 886
Series 2024-1A , Class C , 5 .69% , 3/15/30 , Callable 11/15/28 @ 100 (a) ............. 1,000 1,018
Series 2024-2A , Class C , 5 .93% , 6/17/30 , Callable 7/15/28 @ 100 (a) .............. 2,000 2,045
Series 2024-4A , Class C , 4 .75% , 11/15/30 , Callable 9/15/28 @ 100 (a) ............. 2,279 2,275
Series 2025-1A , Class C , 5 .26% , 3/15/31 , Callable 7/15/29 @ 100 (a) .............. 1,806 1,824
Series 2025-1A , Class D , 5 .74% , 4/15/32 , Callable 7/15/29 @ 100 (a) .............. 1,950 1,978
GMF Floorplan Owner Revolving Trust .......................................
Series 2024-1A , Class B , 5 .33% , 3/15/29 (a) ................................ 2,000 2,025
Series 2024-2A , Class B , 5 .35% , 3/15/31 (a) ................................ 1,409 1,448
GreenState Auto Receivables Trust ..........................................
Series 2024-1A , Class A4 , 5 .17% , 1/15/30 , Callable 3/15/28 @ 100 (a) ............. 4,500 4,568
Series 2024-1A , Class B , 5 .42% , 1/15/30 , Callable 3/15/28 @ 100 (a) .............. 1,200 1,226
Series 2024-1A , Class C , 5 .77% , 2/15/30 , Callable 3/15/28 @ 100 (a) .............. 1,929 1,974
Series 2024-1A , Class D , 6 .50% , 6/15/32 , Callable 3/15/28 @ 100 (a) .............. 1,641 1,691
GTE Auto Receivables Trust ...............................................
Series 2023-1 , Class A3 , 5 .18% , 3/15/28 , Callable 3/15/27 @ 100 (a) .............. 330 331
Series 2023-1 , Class A4 , 5 .12% , 4/16/29 , Callable 3/15/27 @ 100 (a) .............. 4,000 4,023
Series 2023-1 , Class B , 5 .39% , 8/15/29 , Callable 3/15/27 @ 100 (a) ............... 3,000 3,036
Series 2023-1 , Class C , 5 .88% , 11/15/29 , Callable 3/15/27 @ 100 (a) .............. 2,625 2,667
Hertz Vehicle Financing III LLC ............................................
Series 2023-1A , Class B , 6 .22% , 6/25/27 (a) ................................ 1,000 1,007
Series 2023-1A , Class C , 6 .91% , 6/25/27 (a) ................................ 4,000 4,022
Huntington Bank Auto Credit-Linked Notes , Series 2025-2 , Class B1 , 4 .84% , 9/20/33 , Callable
12/20/29 @ 100 (a) .................................................. 1,411 1,416

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Hyundai Auto Receivables Trust , Series 2024-C , Class B , 4 .67% , 1/15/31 , Callable 10/15/28 @
100 ............................................................. $ 941 $ 949
LAD Auto Receivables Trust ...............................................
Series 2022-1A , Class B , 5 .87% , 9/15/27 , Callable 9/15/26 @ 100 (a) .............. 1,445 1,447
Series 2022-1A , Class C , 6 .85% , 4/15/30 , Callable 9/15/26 @ 100 (a) .............. 2,000 2,027
Series 2023-1A , Class B , 5 .59% , 8/16/27 , Callable 4/15/27 @ 100 (a) .............. 962 963
Series 2023-1A , Class C , 6 .18% , 12/15/27 , Callable 4/15/27 @ 100 (a) ............. 2,000 2,010
Series 2023-1A , Class D , 7 .30% , 6/17/30 , Callable 4/15/27 @ 100 (a) .............. 1,811 1,845
Series 2023-2A , Class D , 6 .30% , 2/15/31 , Callable 5/15/27 @ 100 (a) .............. 1,400 1,424
Series 2023-3A , Class D , 6 .92% , 12/16/30 , Callable 7/15/27 @ 100 (a) ............. 1,820 1,871
Series 2024-1A , Class C , 5 .64% , 6/15/29 , Callable 9/15/27 @ 100 (a) .............. 614 622
Series 2024-3A , Class D , 5 .18% , 2/17/32 , Callable 6/15/28 @ 100 (a) .............. 762 761
Series 2025-1A , Class B , 5 .05% , 5/15/30 , Callable 7/15/28 @ 100 (a) .............. 2,000 2,023
Series 2025-1A , Class C , 5 .11% , 7/15/30 , Callable 7/15/28 @ 100 (a) .............. 3,000 3,019
Series 2025-1A , Class D , 5 .52% , 5/17/32 , Callable 7/15/28 @ 100 (a) .............. 4,000 4,045
Lobel Automobile Receivables Trust .........................................
Series 2025-1 , Class B , 5 .20% , 4/17/28 , Callable 7/15/27 @ 100 (a) ............... 2,000 1,994
Series 2025-1 , Class C , 5 .70% , 1/15/30 , Callable 7/15/27 @ 100 (a) ............... 4,000 3,950
Series 2025-1 , Class D , 6 .19% , 2/15/30 , Callable 7/15/27 @ 100 (a) ............... 2,500 2,478
M&T Bank Auto Receivables Trust , Series 2025-1A , Class A3 , 4 .73% , 6/17/30 , Callable
9/15/28 @ 100 (a) ................................................... 2,500 2,531
Merchants Fleet Funding LLC ..............................................
Series 2023-1A , Class A , 7 .21% , 5/20/36 , Callable 6/20/26 @ 100 (a) .............. 1,512 1,520
Series 2023-1A , Class B , 7 .25% , 5/20/36 , Callable 6/20/26 @ 100 (a) .............. 4,000 4,053
Series 2023-1A , Class D , 8 .20% , 5/20/36 , Callable 6/20/26 @ 100 (a) .............. 730 743
Series 2024-1A , Class A , 5 .82% , 4/20/37 , Callable 3/20/27 @ 100 (a) .............. 1,569 1,579
Series 2024-1A , Class B , 5 .95% , 4/20/37 , Callable 3/20/27 @ 100 (a) .............. 2,638 2,673
Series 2024-1A , Class C , 6 .18% , 4/20/37 , Callable 3/20/27 @ 100 (a) .............. 4,107 4,187
Series 2024-1A , Class D , 6 .85% , 4/20/37 , Callable 3/20/27 @ 100 (a) .............. 5,820 5,978
Navistar Financial Dealer Note Master Owner Trust ..............................
Series 2024-1 , Class A , 5 .59% , 4/25/29 (a) ................................. 2,000 2,013
Series 2024-1 , Class B , 5 .79% , 4/25/29 (a) ................................. 650 654
Series 2024-1 , Class C , 6 .13% , 4/25/29 (a) ................................. 950 956
OCCU Auto Receivables Trust .............................................
Series 2022-1A , Class C , 6 .52% , 11/15/29 , Callable 7/15/27 @ 100 (a) ............. 1,690 1,744
Series 2023-1A , Class A4 , 6 .29% , 9/17/29 , Callable 1/15/28 @ 100 (a) ............. 2,775 2,839
Series 2023-1A , Class B , 6 .51% , 9/17/29 , Callable 1/15/28 @ 100 (a) .............. 2,000 2,074
Series 2023-1A , Class C , 6 .82% , 9/17/29 , Callable 1/15/28 @ 100 (a) .............. 2,250 2,345
Series 2023-1A , Class D , 7 .88% , 12/15/31 , Callable 1/15/28 @ 100 (a) ............. 4,500 4,754
Series 2025-1A , Class A4 , 4 .79% , 1/15/31 , Callable 5/15/29 @ 100 (a) ............. 2,000 2,023
Series 2025-1A , Class B , 4 .94% , 4/15/31 , Callable 5/15/29 @ 100 (a) .............. 1,214 1,234
Series 2025-1A , Class C , 5 .20% , 10/15/31 , Callable 5/15/29 @ 100 (a) ............. 1,860 1,883
Series 2025-1A , Class D , 5 .60% , 11/15/34 , Callable 5/15/29 @ 100 (a) ............. 2,000 2,011
Oscar US Funding XII LLC , Series 2021-1A , Class A4 , 1 .00% , 4/10/28 , Callable 11/10/25 @
100 (a) ........................................................... 668 665
Oscar US Funding XIII LLC , Series 2021-2A , Class A4 , 1 .27% , 9/11/28 , Callable 11/10/25 @
100 (a) ........................................................... 2,187 2,165
Oscar US Funding XIV LLC , Series 2022-1A , Class A4 , 2 .82% , 4/10/29 , Callable 3/10/26 @
100 (a) ........................................................... 842 833
Oscar US Funding XVII LLC , Series 2024-2A , Class A3 , 4 .47% , 3/12/29 , Callable 11/10/28 @
100 (a) ........................................................... 2,000 2,005
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A , Class A4 , 4 .18% , 12/15/28 , Callable 3/15/26 @ 100 (a) ............. 135 135
Series 2022-A , Class B , 4 .60% , 12/15/28 , Callable 3/15/26 @ 100 (a) .............. 2,299 2,300
Series 2022-A , Class C , 4 .83% , 12/15/28 , Callable 3/15/26 @ 100 (a) .............. 1,833 1,834
Series 2022-A , Class D , 5 .85% , 6/17/30 , Callable 3/15/26 @ 100 (a) ............... 1,412 1,418
Series 2024-A , Class A4 , 4 .75% , 3/15/30 , Callable 7/15/28 @ 100 (a) .............. 1,000 1,009
Series 2024-A , Class C , 5 .20% , 9/16/30 , Callable 7/15/28 @ 100 (a) ............... 1,000 1,012
Series 2024-A , Class D , 5 .78% , 9/15/32 , Callable 7/15/28 @ 100 (a) ............... 1,000 1,013
Series 2025-A , Class A4 , 4 .19% , 5/15/31 , Callable 10/15/29 @ 100 (a) ............. 750 746
Prestige Auto Receivables Trust ............................................
Series 2023-1A , Class C , 5 .65% , 2/15/28 , Callable 8/15/27 @ 100 (a) .............. 1,528 1,533
Series 2023-2A , Class C , 7 .12% , 8/15/29 , Callable 11/15/27 @ 100 (a) ............. 4,000 4,065

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-2A , Class B , 4 .56% , 2/15/29 , Callable 1/15/29 @ 100 (a) .............. $ 800 $ 800
Series 2025-1A , Class C , 5 .52% , 2/15/30 , Callable 2/15/29 @ 100 (a) .............. 529 535
Santander Bank Auto Credit-Linked Notes .....................................
Series 2023-A , Class B , 6 .49% , 6/15/33 , Callable 6/15/27 @ 100 (a) ............... 99 99
Series 2023-A , Class C , 6 .74% , 6/15/33 , Callable 6/15/27 @ 100 (a) ............... 98 98
Series 2023-A , Class D , 7 .08% , 6/15/33 , Callable 6/15/27 @ 100 (a) ............... 231 231
Series 2023-B , Class C , 5 .93% , 12/15/33 , Callable 12/15/27 @ 100 (a) ............. 475 480
Series 2023-B , Class D , 6 .66% , 12/15/33 , Callable 12/15/27 @ 100 (a) ............. 2,157 2,188
Series 2024-A , Class D , 6 .11% , 6/15/32 , Callable 8/15/28 @ 100 (a) ............... 1,423 1,439
Series 2024-A , Class E , 7 .76% , 6/15/32 , Callable 8/15/28 @ 100 (a) ............... 1,423 1,437
Series 2024-B , Class C , 5 .14% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 1,443 1,450
Series 2024-B , Class D , 5 .48% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 1,824 1,835
Series 2024-B , Class E , 6 .80% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 668 670
SBNA Auto Receivables Trust , Series 2025-SF1 , Class D , 5 .34% , 9/15/31 , Callable 3/15/29 @
100 (a) ........................................................... 1,667 1,683
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class A4 , 5 .70% , 8/15/29 , Callable 8/15/27 @ 100 (a) ............. 2,700 2,751
Series 2023-1A , Class B , 6 .08% , 11/15/29 , Callable 8/15/27 @ 100 (a) ............. 2,500 2,580
Series 2023-1A , Class C , 6 .61% , 3/15/30 , Callable 8/15/27 @ 100 (a) .............. 5,635 5,845
Series 2023-1A , Class D , 7 .34% , 11/17/31 , Callable 8/15/27 @ 100 (a) ............. 2,730 2,852
Series 2024-1A , Class B , 5 .33% , 7/15/30 , Callable 4/15/28 @ 100 (a) .............. 1,990 2,034
Series 2024-1A , Class C , 5 .62% , 12/16/30 , Callable 4/15/28 @ 100 (a) ............. 2,000 2,043
Series 2025-1A , Class B , 4 .78% , 12/15/31 , Callable 6/15/29 @ 100 (a) ............. 1,000 1,012
Series 2025-1A , Class C , 5 .08% , 2/17/32 , Callable 6/15/29 @ 100 (a) .............. 560 565
Securitized Term Auto Receivables Trust ......................................
Series 2025-A , Class B , 5 .04% , 7/25/31 , Callable 1/25/28 @ 100 (a) ............... 915 921
Series 2025-A , Class C , 5 .19% , 7/25/31 , Callable 1/25/28 @ 100 (a) ............... 741 747
Series 2025-A , Class D , 6 .75% , 7/25/31 , Callable 1/25/28 @ 100 (a) ............... 1,107 1,128
Series 2025-B , Class D , 5 .46% , 12/29/32 , Callable 7/25/28 @ 100 (a) .............. 1,824 1,846
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A , Class C , 5 .97% , 2/20/31 , Callable 8/20/27 @ 100 (a) .............. 2,709 2,774
Series 2024-1A , Class B , 5 .38% , 1/21/31 , Callable 1/20/28 @ 100 (a) .............. 1,260 1,285
Series 2024-1A , Class C , 5 .51% , 1/20/32 , Callable 1/20/28 @ 100 (a) .............. 1,500 1,529
Series 2024-2A , Class B , 5 .41% , 8/20/30 , Callable 5/20/28 @ 100 (a) .............. 1,857 1,899
Series 2024-3A , Class A4 , 4 .60% , 11/20/31 , Callable 6/20/28 @ 100 (a) ............ 1,000 1,010
Series 2024-3A , Class B , 4 .76% , 11/20/31 , Callable 6/20/28 @ 100 (a) ............. 1,000 1,010
Tesla Auto Lease Trust ...................................................
Series 2023-A , Class B , 6 .41% , 7/20/27 , Callable 11/20/25 @ 100 (a) .............. 2,046 2,046
Series 2023-B , Class B , 6 .57% , 8/20/27 , Callable 11/20/25 @ 100 (a) .............. 2,025 2,027
Series 2024-A , Class A4 , 5 .31% , 12/20/27 , Callable 5/20/26 @ 100 (a) ............. 1,000 1,007
Series 2024-A , Class B , 5 .55% , 5/22/28 , Callable 5/20/26 @ 100 (a) ............... 1,000 1,006
Series 2024-B , Class B , 5 .11% , 8/21/28 , Callable 11/20/26 @ 100 (a) .............. 2,083 2,097
Tesla Electric Vehicle Trust ................................................
Series 2023-1 , Class A4 , 5 .38% , 2/20/29 , Callable 4/20/27 @ 100 (a) .............. 1,500 1,527
Series 2023-1 , Class B , 5 .82% , 5/20/31 , Callable 4/20/27 @ 100 (a) ............... 1,950 1,992
Tesla Lease Electric Vehicle Securitization LLC , Series 2025-A , Class C , 5 .09% , 6/20/29 ,
Callable 1/20/28 @ 100 (a) ............................................ 833 834
Truist Bank Auto Credit-Linked Notes , Series 2025-1 , Class B , 4 .73% , 9/26/33 , Callable
11/25/28 @ 100 (a) .................................................. 2,762 2,764
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 10/25/26 @ 100 (a) ....... 2,944 2,976
United Auto Credit Securitization Trust .......................................
Series 2024-1 , Class B , 6 .57% , 6/10/27 (a) ................................. 53 53
Series 2025-1 , Class C , 5 .15% , 6/10/30 , Callable 11/10/27 @ 100 (a) .............. 4,000 3,929
USB Auto Owner Trust , Series 2025-1A , Class D , 5 .40% , 12/15/32 , Callable 11/15/27 @
100 (a) ........................................................... 1,400 1,412
Veridian Auto Receivables Trust ............................................
Series 2023-1A , Class A3 , 5 .56% , 3/15/28 , Callable 8/15/27 @ 100 (a) ............. 1,051 1,055
Series 2023-1A , Class A4 , 5 .59% , 12/15/28 , Callable 8/15/27 @ 100 (a) ............ 2,000 2,025
Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 8/15/27 @ 100 (a) .............. 3,133 3,204
Series 2023-1A , Class C , 6 .37% , 7/16/29 , Callable 8/15/27 @ 100 (a) .............. 2,500 2,576
VStrong Auto Receivables Trust ............................................
Series 2023-A , Class B , 7 .11% , 2/15/30 , Callable 9/15/28 @ 100 (a) ............... 2,828 2,861
Series 2024-A , Class A3 , 5 .62% , 12/15/28 , Callable 11/15/28 @ 100 (a) ............ 1,062 1,065

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-A , Class B , 5 .77% , 7/15/30 , Callable 11/15/28 @ 100 (a) .............. $ 750 $ 751
Series 2024-A , Class C , 6 .44% , 7/15/30 , Callable 11/15/28 @ 100 (a) .............. 1,000 998
Western Funding Auto Loan Trust ...........................................
Series 2025-1 , Class B , 4 .98% , 9/17/35 (a) ................................. 2,544 2,481
Series 2025-1 , Class C , 5 .34% , 11/15/35 (a) ................................ 3,214 3,099
Westlake Automobile Receivables Trust .......................................
Series 2021-3A , Class D , 2 .12% , 1/15/27 , Callable 11/15/25 @ 100 (a) ............. 177 177
Series 2022-3A , Class C , 6 .44% , 12/15/27 , Callable 9/15/26 @ 100 (a) ............. 1,086 1,091
Series 2023-1A , Class B , 5 .41% , 1/18/28 , Callable 1/15/27 @ 100 (a) .............. 42 42
Series 2023-4A , Class D , 7 .19% , 7/16/29 , Callable 8/15/27 @ 100 (a) .............. 3,000 3,099
Series 2023-P1 , Class C , 6 .44% , 6/15/27 , Callable 8/15/26 @ 100 (a) .............. 1,200 1,208
Series 2024-3A , Class B , 4 .72% , 11/15/29 , Callable 2/15/28 @ 100 (a) ............. 1,000 1,002
Series 2024-3A , Class C , 4 .92% , 11/15/29 , Callable 2/15/28 @ 100 (a) ............. 1,000 1,006
Series 2025-1A , Class B , 4 .98% , 9/16/30 , Callable 5/15/28 @ 100 (a) .............. 625 629
Series 2025-1A , Class C , 5 .14% , 10/15/30 , Callable 5/15/28 @ 100 (a) ............. 1,000 1,008
Series 2025-P1 , Class C , 5 .15% , 11/15/30 , Callable 3/15/28 @ 100 (a) ............. 1,000 1,015
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ................................ 402 405
Series 2023-1A , Class B , 5 .80% , 4/18/38 (a) ................................ 1,345 1,361
Series 2023-1A , Class C , 6 .18% , 4/18/38 (a) ................................ 3,333 3,382
Series 2023-2A , Class C , 6 .94% , 8/18/38 (a) ................................ 2,769 2,849
Series 2023-2A , Class D , 7 .38% , 8/18/38 (a) ................................ 3,644 3,765
Series 2024-1A , Class C , 5 .69% , 2/18/39 (a) ................................ 2,625 2,671
Series 2024-2A , Class B , 4 .84% , 6/21/39 (a) ................................ 833 838
Series 2024-2A , Class C , 4 .89% , 6/21/39 (a) ................................ 2,000 2,014
Series 2024-3A , Class C , 5 .21% , 9/19/39 (a) ................................ 2,056 2,077
World Omni Select Auto Trust , Series 2023-A , Class C , 6 .00% , 1/16/29 , Callable 1/15/27 @
100 ............................................................. 2,750 2,781
472,516
ABS Card (1.0%):
American Express Credit Account Master Trust , Series 2024-2 , Class A , 5 .24% , 4/15/31 .... 2,000 2,085
CARDS II Trust , Series 2024-1A , Class C , 5 .84% , 7/15/29 (a) ....................... 1,890 1,901
Evergreen Credit Card Trust ...............................................
Series 2024-CRT4 , Class B , 5 .25% , 10/15/28 (a) ............................. 789 795
Series 2024-CRT4 , Class C , 5 .64% , 10/15/28 (a) ............................. 903 909
Series 2025-1A , Class C , 4 .54% , 10/15/29 , Callable 10/15/27 @ 100 (a) ............ 1,250 1,248
Series 2025-CRT5 , Class B , 5 .24% , 5/15/29 (a) .............................. 1,774 1,794
Series 2025-CRT5 , Class C , 5 .53% , 5/15/29 (a) .............................. 1,111 1,121
Golden Credit Card Trust , Series 2021-1A , Class A , 1 .14% , 8/15/28 (a) ................. 5,000 4,887
Master Credit Card Trust II ................................................
Series 2023-1A , Class C , 5 .87% , 6/21/27 (a) ................................ 2,200 2,202
Series 2023-3A , Class C , 7 .08% , 10/21/30 (a) ............................... 1,500 1,547
Series 2024-1A , Class B , 5 .53% , 1/21/28 (a) ................................ 919 921
Series 2024-1A , Class C , 6 .02% , 1/21/28 (a) ................................ 1,680 1,684
Synchrony Card Issuance Trust , Series 2025-A1 , Class A , 4 .78% , 2/15/31 .............. 800 813
Trillium Credit Card Trust II ...............................................
Series 2023-1A , Class B , 5 .23% , 3/26/31 (a) ................................ 1,000 1,015
Series 2023-1A , Class C , 6 .06% , 3/26/31 (a) ................................ 1,500 1,541
Series 2024-1A , Class B , 5 .50% , 12/26/28 (a) ............................... 1,000 1,002
Series 2024-1A , Class C , 5 .99% , 12/26/28 (a) ............................... 1,120 1,121
Series 2025-1A , Class C , 4 .70% , 9/26/30 (a) ................................ 1,273 1,272
27,858
ABS Other (13.1%):
AFG ABS I LLC .......................................................
Series 2023-1 , Class A2 , 6 .30% , 9/16/30 , Callable 1/15/27 @ 100 (a) .............. 17 17
Series 2023-1 , Class B , 7 .51% , 9/16/30 , Callable 1/15/27 @ 100 (a) ............... 1,667 1,686
Aligned Data Centers Issuer LLC , Series 2021-1A , Class A2 , 1 .94% , 8/15/46 , Callable
11/15/25 @ 100 (a) .................................................. 5,500 5,373
AMSR Trust ..........................................................
Series 2021-SFR1 , Class A , 1 .95% , 6/17/38 (a) (b) ............................ 2,000 1,884
Series 2021-SFR1 , Class B , 2 .15% , 6/17/38 (a) (b) ............................ 2,000 1,875
Series 2021-SFR1 , Class C , 2 .35% , 6/17/38 (a) (b) ............................ 1,200 1,129

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Amur Equipment Finance Receivables X LLC , Series 2022-1A , Class B , 2 .20% , 1/20/28 ,
Callable 11/20/25 @ 100 (a) ........................................... $ 347 $ 347
Amur Equipment Finance Receivables XI LLC ..................................
Series 2022-2A , Class A2 , 5 .30% , 6/21/28 , Callable 6/20/26 @ 100 (a) ............. 181 181
Series 2022-2A , Class B , 5 .65% , 10/20/28 , Callable 6/20/26 @ 100 (a) ............. 2,000 2,011
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A , Class B , 6 .03% , 12/20/29 , Callable 6/20/27 @ 100 (a) ............. 750 763
Series 2023-1A , Class C , 6 .36% , 12/20/29 , Callable 6/20/27 @ 100 (a) ............. 1,966 2,016
Series 2023-1A , Class D , 7 .48% , 7/22/30 , Callable 6/20/27 @ 100 (a) .............. 500 520
Amur Equipment Finance Receivables XIII LLC ................................
Series 2024-1A , Class B , 5 .37% , 1/21/31 , Callable 1/20/28 @ 100 (a) .............. 1,912 1,938
Series 2024-1A , Class C , 5 .55% , 1/21/31 , Callable 1/20/28 @ 100 (a) .............. 2,722 2,770
Amur Equipment Finance Receivables XIV LLC ................................
Series 2024-2A , Class B , 5 .20% , 7/21/31 , Callable 8/20/28 @ 100 (a) .............. 1,000 1,013
Series 2024-2A , Class C , 5 .38% , 7/21/31 , Callable 8/20/28 @ 100 (a) .............. 1,000 1,018
Atalaya Equipment Leasing Trust , Series 2021-1A , Class C , 2 .69% , 6/15/28 , Callable 11/15/25
@ 100 (a) ......................................................... 741 738
Auxilior Term Funding LLC ...............................................
Series 2023-1A , Class A3 , 5 .70% , 2/15/30 , Callable 1/15/28 @ 100 (a) ............. 3,000 3,041
Series 2023-1A , Class B , 6 .05% , 6/17/30 , Callable 1/15/28 @ 100 (a) .............. 1,239 1,267
Series 2023-1A , Class C , 6 .50% , 11/15/30 , Callable 1/15/28 @ 100 (a) ............. 1,200 1,243
Series 2023-1A , Class D , 7 .27% , 12/16/30 , Callable 1/15/28 @ 100 (a) ............. 1,000 1,048
Series 2024-1A , Class A3 , 5 .49% , 7/15/31 , Callable 3/15/29 @ 100 (a) ............. 2,000 2,036
Series 2024-1A , Class B , 5 .69% , 7/15/31 , Callable 3/15/29 @ 100 (a) .............. 614 632
Series 2024-1A , Class C , 6 .01% , 7/15/31 , Callable 3/15/29 @ 100 (a) .............. 750 779
Series 2024-1A , Class D , 6 .79% , 7/15/31 , Callable 3/15/29 @ 100 (a) .............. 3,000 3,149
Barings Equipment Finance LLC , Series 2025-A , Class A2 , 4 .64% , 10/13/28 (a) .......... 1,778 1,786
Blue Bridge Funding LLC , Series 2023-1A , Class A , 7 .37% , 11/15/30 , Callable 1/15/27 @
100 (a) ........................................................... 435 438
Blue Owl Asset Leasing Trust ..............................................
Series 2024-1A , Class B , 5 .41% , 3/15/30 , Callable 7/15/27 @ 100 (a) .............. 851 853
Series 2024-1A , Class C , 6 .38% , 1/15/31 , Callable 7/15/27 @ 100 (a) .............. 903 916
Capital Automotive REIT .................................................
Series 2024-2A , Class A1 , 4 .90% , 5/15/54 , Callable 5/15/27 @ 100 (a) ............. 660 659
Series 2024-3A , Class A1 , 4 .40% , 10/15/54 , Callable 10/15/27 @ 100 (a) ........... 1,806 1,764
Capteris Equipment Finance LLC , Series 2024-1A , Class A2 , 5 .58% , 7/20/32 , Callable 3/20/29
@ 100 (a) ......................................................... 2,218 2,253
CARS-DB5 LP , Series 2021-1A , Class A1 , 1 .44% , 8/15/51 , Callable 11/15/25 @ 100 (a) .... 2,768 2,693
CARS-DB7 LP , Series 2023-1A , Class A1 , 5 .75% , 9/15/53 , Callable 9/15/26 @ 100 (a) ..... 2,811 2,831
CCG Receivables Trust ...................................................
Series 2023-1 , Class B , 5 .99% , 9/16/30 , Callable 8/14/26 @ 100 (a) ............... 2,010 2,033
Series 2023-1 , Class C , 6 .28% , 9/16/30 , Callable 8/14/26 @ 100 (a) ............... 3,556 3,604
Series 2023-2 , Class C , 6 .45% , 4/14/32 , Callable 5/14/27 @ 100 (a) ............... 3,250 3,350
Series 2023-2 , Class D , 7 .18% , 4/14/32 , Callable 5/14/27 @ 100 (a) ............... 1,300 1,352
Series 2024-1 , Class C , 5 .22% , 3/15/32 , Callable 4/14/28 @ 100 (a) ............... 2,000 2,029
Series 2025-1 , Class D , 5 .28% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............. 1,087 1,096
Series 2025-2 , Class D , 5 .08% , 8/15/34 , Callable 5/14/29 @ 100 (a) ............... 1,221 1,221
CF Hippolyta Issuer LLC .................................................
Series 2020-1 , Class A1 , 1 .69% , 7/15/60 (a) ................................ 318 272
Series 2021-1A , Class A1 , 1 .53% , 3/15/61 , Callable 11/15/25 @ 100 (a) ............ 2,808 2,334
Clarus Capital Funding LLC ...............................................
Series 2024-1A , Class B , 4 .79% , 8/20/32 , Callable 2/20/28 @ 100 (a) .............. 1,170 1,173
Series 2024-1A , Class C , 5 .01% , 8/20/32 , Callable 2/20/28 @ 100 (a) .............. 585 583
Cloud Capital Holdco LP , Series 2024-1A , Class A2 , 5 .78% , 11/22/49 , Callable 11/22/27 @
100 (a) ........................................................... 4,500 4,549
CNH Equipment Trust , Series 2022-A , Class A3 , 2 .94% , 7/15/27 , Callable 10/15/26 @ 100 .. 282 281
CP EF Asset Securitization II LLC , Series 2023-1A , Class A , 7 .48% , 3/15/32 , Callable 6/15/27
@ 100 (a) ......................................................... 620 625
Crossroads Asset Trust ...................................................
Series 2024-A , Class A2 , 5 .90% , 8/20/30 , Callable 1/20/28 @ 100 (a) .............. 1,203 1,215
Series 2024-A , Class B , 5 .94% , 8/20/30 , Callable 1/20/28 @ 100 (a) ............... 2,518 2,573
Series 2024-A , Class C , 6 .52% , 8/20/30 , Callable 1/20/28 @ 100 (a) ............... 1,500 1,541
Series 2025-A , Class B , 5 .20% , 2/20/32 , Callable 1/20/29 @ 100 (a) ............... 455 462

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
CyrusOne Data Centers Issuer I LLC .........................................
Series 2024-2A , Class A2 , 4 .50% , 5/20/49 , Callable 5/20/27 @ 100 (a) ............. $ 2,790 $ 2,748
Series 2025-1A , Class A2 , 5 .91% , 2/20/50 , Callable 2/20/28 @ 100 (a) ............. 2,694 2,775
Dell Equipment Finance Trust ..............................................
Series 2023-1 , Class D , 6 .80% , 3/22/29 , Callable 11/22/25 @ 100 (a) .............. 1,818 1,820
Series 2023-2 , Class C , 6 .06% , 1/22/29 , Callable 3/22/26 @ 100 (a) ............... 1,100 1,104
Series 2023-2 , Class D , 6 .74% , 7/23/29 , Callable 3/22/26 @ 100 (a) ............... 2,283 2,297
Series 2023-3 , Class D , 6 .75% , 10/22/29 , Callable 5/22/26 @ 100 (a) .............. 1,235 1,249
Series 2024-1 , Class C , 5 .73% , 3/22/30 , Callable 12/22/26 @ 100 (a) .............. 1,350 1,367
Series 2024-1 , Class D , 6 .12% , 9/23/30 , Callable 12/22/26 @ 100 (a) .............. 1,464 1,487
Series 2024-2 , Class C , 4 .99% , 8/22/30 , Callable 4/22/27 @ 100 (a) ............... 1,000 1,007
Series 2024-2 , Class D , 5 .29% , 2/24/31 , Callable 4/22/27 @ 100 (a) ............... 1,118 1,128
Series 2025-1 , Class D , 5 .64% , 8/22/31 , Callable 12/22/27 @ 100 (a) .............. 629 640
Series 2025-2 , Class D , 4 .83% , 3/22/32 , Callable 6/22/28 @ 100 (a) ............... 2,000 1,998
Dext ABS LLC ........................................................
Series 2021-1 , Class C , 2 .29% , 9/15/28 , Callable 11/15/25 @ 100 (a) .............. 504 504
Series 2023-1 , Class A2 , 5 .99% , 3/15/32 , Callable 4/15/27 @ 100 (a) .............. 235 236
Series 2023-1 , Class B , 6 .55% , 3/15/32 , Callable 4/15/27 @ 100 (a) ............... 5,430 5,523
Series 2023-1 , Class D , 8 .82% , 3/15/33 , Callable 4/15/27 @ 100 (a) ............... 600 624
Series 2023-2 , Class B , 6 .41% , 5/15/34 , Callable 1/15/28 @ 100 (a) ............... 3,000 3,050
Series 2023-2 , Class D , 8 .30% , 5/15/34 , Callable 1/15/28 @ 100 (a) ............... 1,666 1,769
Series 2025-1 , Class B , 4 .98% , 8/15/35 , Callable 4/15/29 @ 100 (a) ............... 1,000 1,010
Series 2025-1 , Class C , 5 .39% , 8/15/35 , Callable 4/15/29 @ 100 (a) ............... 1,000 1,004
Series 2025-1 , Class D , 5 .65% , 2/15/36 , Callable 4/15/29 @ 100 (a) ............... 2,000 2,008
Diamond Infrastructure Funding LLC ........................................
Series 2021-1A , Class A , 1 .76% , 4/15/49 , Callable 11/20/25 @ 100 (a) ............. 3,333 3,210
Series 2021-1A , Class B , 2 .36% , 4/15/49 , Callable 11/20/25 @ 100 (a) ............. 3,000 2,903
Diamond Issuer LLC , Series 2021-1A , Class B , 2 .70% , 11/20/51 , Callable 11/20/25 @ 100 (a) 3,273 3,094
DLLAA LLC ..........................................................
Series 2023-1A , Class A3 , 5 .64% , 2/22/28 , Callable 8/20/27 @ 100 (a) ............. 1,785 1,804
Series 2025-1A , Class A3 , 4 .95% , 9/20/29 , Callable 6/20/29 @ 100 (a) ............. 2,087 2,123
DLLAD LLC ..........................................................
Series 2024-1A , Class A3 , 5 .30% , 7/20/29 , Callable 3/20/29 @ 100 (a) ............. 1,000 1,019
Series 2024-1A , Class A4 , 5 .38% , 9/22/31 , Callable 3/20/29 @ 100 (a) ............. 1,290 1,336
DLLMT LLC ..........................................................
Series 2023-1A , Class A3 , 5 .34% , 3/22/27 , Callable 3/20/27 @ 100 (a) ............. 1,014 1,018
Series 2023-1A , Class A4 , 5 .35% , 3/20/31 , Callable 3/20/27 @ 100 (a) ............. 1,143 1,153
Series 2024-1A , Class A4 , 4 .98% , 4/20/32 , Callable 5/20/28 @ 100 (a) ............. 1,406 1,434
FirstKey Homes Trust ....................................................
Series 2021-SFR1 , Class B , 1 .79% , 8/17/38 (a) (b) ............................ 3,000 2,934
Series 2021-SFR1 , Class C , 1 .89% , 8/17/38 (a) (b) ............................ 3,000 2,928
Series 2021-SFR2 , Class B , 1 .61% , 9/17/38 (a) (b) ............................ 2,308 2,247
Series 2021-SFR3 , Class B , 2 .44% , 12/17/38 (a) (b) ........................... 1,000 977
Series 2021-SFR3 , Class C , 2 .54% , 12/17/38 (a) (b) ........................... 1,750 1,706
Flexential Issuer , Series 2021-1A , Class A2 , 3 .25% , 11/27/51 , Callable 11/25/25 @ 100 (a) .. 5,000 4,871
Ford Credit Floorplan Master Owner Trust A , Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) .... 1,597 1,606
Frontier Issuer LLC .....................................................
Series 2023-1 , Class B , 8 .30% , 8/20/53 , Callable 7/20/26 @ 100 (a) ............... 1,867 1,903
Series 2023-1 , Class C , 11 .50% , 8/20/53 , Callable 7/20/26 @ 100 (a) .............. 1,100 1,142
Series 2024-1 , Class C , 11 .16% , 6/20/54 , Callable 5/20/28 @ 100 (a) .............. 2,475 2,721
FRTKL , Series 2021-SFR1 , Class B , 1 .72% , 9/17/38 (a) (b) ......................... 1,500 1,462
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A , Class B , 6 .62% , 4/20/33 , Callable 2/20/30 @ 100 (a) .............. 654 679
Series 2023-1A , Class C , 6 .97% , 8/22/33 , Callable 2/20/30 @ 100 (a) .............. 1,200 1,257
Series 2023-1A , Class D , 7 .00% , 8/22/33 , Callable 2/20/30 @ 100 (a) .............. 800 838
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2023-1 , Class B , 5 .21% , 3/15/30 , Callable 7/15/27 @ 100 (a) ............... 1,500 1,517
Series 2024-1 , Class B , 5 .18% , 12/16/30 , Callable 2/15/28 @ 100 (a) .............. 1,480 1,502
Series 2024-1 , Class C , 5 .43% , 12/15/31 , Callable 2/15/28 @ 100 (a) .............. 650 662
Series 2024-2 , Class B , 5 .23% , 5/15/31 , Callable 10/15/28 @ 100 (a) .............. 1,000 1,020
Series 2025-1 , Class A3 , 4 .49% , 4/16/29 (a) ................................ 2,000 2,018
Series 2025-1 , Class B , 4 .77% , 1/15/32 , Callable 5/15/29 @ 100 (a) ............... 2,000 2,012
HPEFS Equipment Trust ..................................................

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2022-3A , Class C , 6 .13% , 8/20/29 , Callable 4/20/26 @ 100 (a) .............. $ 10 $ 10
Series 2023-2A , Class D , 6 .97% , 7/21/31 , Callable 12/20/26 @ 100 (a) ............. 1,500 1,519
Series 2024-1A , Class D , 5 .82% , 11/20/31 , Callable 8/20/27 @ 100 (a) ............. 3,838 3,881
Series 2024-2A , Class D , 5 .82% , 4/20/32 , Callable 11/20/27 @ 100 (a) ............. 2,343 2,387
Series 2025-1A , Class C , 4 .79% , 9/20/32 , Callable 4/20/29 @ 100 (a) .............. 1,654 1,664
Series 2025-1A , Class D , 4 .99% , 3/21/33 , Callable 4/20/29 @ 100 (a) .............. 2,000 2,018
Series 2025-2A , Class D , 4 .77% , 5/20/33 , Callable 6/20/29 @ 100 (a) .............. 748 746
John Deere Owner Trust , Series 2024-B , Class A4 , 5 .19% , 5/15/31 , Callable 12/15/27 @ 100 1,100 1,126
Kubota Credit Owner Trust ................................................
Series 2022-1A , Class A3 , 2 .67% , 10/15/26 , Callable 1/15/26 @ 100 (a) ............ 85 85
Series 2023-2A , Class A4 , 5 .23% , 6/15/28 , Callable 4/15/27 @ 100 (a) ............. 1,500 1,523
Series 2024-2A , Class A4 , 5 .19% , 5/15/30 , Callable 4/15/28 @ 100 (a) ............. 1,300 1,334
Series 2025-1A , Class A2 , 4 .61% , 12/15/27 (a) .............................. 5,000 5,017
M&T Equipment LEAF1 Notes .............................................
Series 2023-1A , Class A4 , 5 .75% , 7/15/30 , Callable 7/15/27 @ 100 (a) ............. 2,596 2,635
Series 2024-1A , Class A3 , 4 .76% , 8/18/31 , Callable 7/16/28 @ 100 (a) ............. 1,000 1,006
Series 2025-1A , Class A3 , 4 .78% , 9/17/29 , Callable 4/16/29 @ 100 (a) ............. 2,739 2,763
MMAF Equipment Finance LLC ............................................
Series 2021-A , Class A4 , 1 .04% , 11/13/30 (a) ............................... 2,000 1,978
Series 2022-A , Class A3 , 3 .20% , 1/13/28 (a) ................................ 561 560
Series 2023-A , Class A3 , 5 .54% , 12/13/29 (a) ............................... 2,250 2,286
Series 2023-A , Class A4 , 5 .50% , 12/13/38 (a) ............................... 1,500 1,541
Series 2024-A , Class A4 , 5 .10% , 7/13/49 , Callable 12/13/29 @ 100 (a) ............. 1,100 1,136
MMP Capital LLC , Series 2025-A , Class A , 5 .36% , 12/15/31 , Callable 3/15/29 @ 100 (a) ... 2,880 2,900
MVW LLC ...........................................................
Series 2021-1WA , Class A , 1 .14% , 1/22/41 , Callable 11/20/26 @ 100 (a) ........... 363 349
Series 2021-1WA , Class B , 1 .44% , 1/22/41 , Callable 11/20/26 @ 100 (a) ........... 380 362
Navistar Financial Dealer Note Master Owner Trust , Series 2025-1 , Class C , 4 .72% , 9/25/30 (a) 602 597
Navistar Financial Dealer Note Master Owner Trust II , Series 2025-1 , Class B , 4 .42% ,
9/25/30 (a) ........................................................ 1,182 1,181
New Economy Assets - Phase 1 Sponsor LLC ...................................
Series 2021-1 , Class A1 , 1 .91% , 10/20/61 , Callable 11/20/25 @ 100 (a) ............ 4,516 3,810
Series 2021-1 , Class B1 , 2 .41% , 10/20/61 , Callable 11/20/25 @ 100 (a) ............ 1,466 939
NMEF Funding LLC ....................................................
Series 2022-B , Class A2 , 6 .07% , 6/15/29 , Callable 7/15/26 @ 100 (a) .............. 27 27
Series 2022-B , Class B , 7 .12% , 6/15/29 , Callable 7/15/26 @ 100 (a) ............... 1,000 1,006
Series 2023-A , Class B , 6 .83% , 6/17/30 , Callable 7/15/27 @ 100 (a) ............... 2,500 2,537
Series 2024-A , Class A2 , 5 .15% , 12/15/31 , Callable 1/15/28 @ 100 (a) ............. 1,741 1,750
Series 2024-A , Class B , 5 .32% , 12/15/31 , Callable 1/15/28 @ 100 (a) .............. 3,535 3,544
Series 2025-A , Class B , 5 .18% , 7/15/32 , Callable 9/15/28 @ 100 (a) ............... 3,309 3,354
Series 2025-A , Class C , 5 .79% , 7/15/32 , Callable 9/15/28 @ 100 (a) ............... 6,482 6,553
Series 2025-B , Class C , 5 .17% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 1,579 1,577
NP SPE II LLC , Series 2017-1A , Class A1 , 3 .37% , 10/21/47 (a) ...................... 916 900
NP SPE X LP , Series 2019-2A , Class C1 , 6 .44% , 11/19/49 (a) ....................... 2,110 2,038
OneMain Financial Issuance Trust , Series 2022-3A , Class B , 6 .45% , 5/15/34 , Callable 11/14/25
@ 100 (a) ......................................................... 5,500 5,586
Pawnee Equipment Receivables LLC , Series 2022-1 , Class B , 5 .40% , 7/17/28 , Callable 7/15/26
@ 100 (a) ......................................................... 2,276 2,280
PEAC Solutions Receivables LLC ...........................................
Series 2024-1A , Class A3 , 5 .64% , 11/20/30 , Callable 3/20/28 @ 100 (a) ............ 2,500 2,543
Series 2024-1A , Class B , 5 .79% , 11/20/30 , Callable 3/20/28 @ 100 (a) ............. 2,500 2,559
Series 2024-2A , Class A3 , 4 .65% , 10/20/31 , Callable 6/20/27 @ 100 (a) ............ 1,429 1,435
Series 2024-2A , Class B , 4 .83% , 10/20/31 , Callable 6/20/27 @ 100 (a) ............. 2,239 2,246
Series 2025-1A , Class A3 , 5 .04% , 7/20/32 , Callable 8/20/28 @ 100 (a) ............. 1,675 1,701
Series 2025-1A , Class B , 5 .20% , 7/20/32 , Callable 8/20/28 @ 100 (a) .............. 1,529 1,551
Series 2025-1A , Class C , 5 .49% , 7/20/32 , Callable 8/20/28 @ 100 (a) .............. 1,800 1,838
Post Road Equipment Finance LLC ..........................................
Series 2024-1A , Class B , 5 .58% , 10/15/30 , Callable 4/15/27 @ 100 (a) ............. 1,254 1,265
Series 2024-1A , Class C , 5 .81% , 10/15/30 , Callable 4/15/27 @ 100 (a) ............. 1,994 2,020
Series 2024-1A , Class D , 6 .77% , 10/15/30 , Callable 4/15/27 @ 100 (a) ............. 1,250 1,279
Series 2025-1A , Class B , 5 .04% , 5/15/31 , Callable 8/15/28 @ 100 (a) .............. 546 551
Series 2025-1A , Class C , 5 .13% , 5/15/31 , Callable 8/15/28 @ 100 (a) .............. 2,195 2,218
Series 2025-1A , Class D , 5 .43% , 5/15/31 , Callable 8/15/28 @ 100 (a) .............. 1,680 1,695

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-1A , Class E , 7 .08% , 5/17/32 , Callable 8/15/28 @ 100 (a) .............. $ 2,353 $ 2,383
Progress Residential Trust .................................................
Series 2021-SFR5 , Class B , 1 .66% , 7/17/38 (a) (b) ............................ 2,400 2,365
Series 2021-SFR5 , Class C , 1 .81% , 7/17/38 (a) (b) ............................ 1,500 1,476
Series 2021-SFR6 , Class B , 1 .75% , 7/17/38 , Callable 7/17/26 @ 100 (a) (b) .......... 2,813 2,769
Retained Vantage Data Centers Issuer LLC , Series 2025-1A , Class A2A , 5 .09% , 8/15/50 ,
Callable 8/15/28 @ 100 (a) ............................................ 1,000 997
SCF Equipment Leasing LLC ..............................................
Series 2022-2A , Class D , 6 .50% , 10/20/32 , Callable 7/20/26 @ 100 (a) ............. 438 439
Series 2023-1A , Class B , 6 .37% , 5/20/32 , Callable 2/20/30 @ 100 (a) .............. 857 873
Series 2023-1A , Class C , 6 .77% , 8/22/33 , Callable 2/20/30 @ 100 (a) .............. 4,863 5,021
SCF Equipment Trust LLC ................................................
Series 2025-1A , Class A3 , 5 .11% , 11/21/33 , Callable 9/20/31 @ 100 (a) ............ 400 407
Series 2025-1A , Class B , 5 .23% , 9/20/34 , Callable 9/20/31 @ 100 (a) .............. 1,250 1,267
Series 2025-1A , Class C , 5 .37% , 9/20/34 , Callable 9/20/31 @ 100 (a) .............. 1,500 1,536
Stack Infrastructure Issuer LLC , Series 2023-1A , Class A2 , 5 .90% , 3/25/48 , Callable 3/25/26
@ 100 (a) ......................................................... 1,750 1,766
Switch ABS Issuer LLC , Series 2025-1A , Class A2 , 5 .04% , 3/25/55 , Callable 3/25/28 @
100 (a) ........................................................... 3,000 2,979
Tricon Residential Trust ..................................................
Series 2022-SFR1 , Class B , 4 .20% , 4/17/39 (a) (b) ............................ 1,000 991
Series 2024-SFR4 , Class A , 4 .30% , 11/17/41 , Callable 11/17/29 @ 100 (a) (b) ........ 864 856
Trinity Rail Leasing LLC , Series 2019-2A , Class A1 , 2 .39% , 10/18/49 , Callable 11/17/25 @
100 (a) ........................................................... 361 356
Uniti Fiber ABS Issuer LLC ...............................................
Series 2025-1A , Class A2 , 5 .88% , 4/20/55 , Callable 10/20/28 @ 100 (a) ............ 4,861 4,957
Series 2025-1A , Class B , 6 .37% , 4/20/55 , Callable 10/20/28 @ 100 (a) ............. 1,077 1,106
Vantage Data Centers LLC , Series 2025-1A , Class A2 , 5 .13% , 8/15/55 , Callable 8/15/28 @
100 (a) ........................................................... 2,500 2,508
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A , Class D , 4 .29% , 2/15/52 , Callable 2/15/26 @ 100 (a) .............. 1,000 984
Series 2024-1A , Class C2 , 5 .59% , 5/15/54 , Callable 5/15/27 @ 100 (a) ............. 2,159 2,168
Series 2024-1A , Class D , 6 .64% , 5/15/54 , Callable 5/15/27 @ 100 (a) .............. 167 170
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 8/12/27 @ 100 (a) ............. 951 964
Series 2023-1A , Class B , 6 .05% , 1/13/31 , Callable 8/12/27 @ 100 (a) .............. 2,000 2,048
Series 2023-1A , Class C , 6 .73% , 1/13/31 , Callable 8/12/27 @ 100 (a) .............. 749 768
Series 2024-1A , Class A2 , 5 .68% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............ 1,256 1,276
Series 2024-1A , Class B , 5 .72% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............. 525 540
Series 2024-1A , Class C , 6 .25% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............. 437 449
Series 2024-1A , Class D , 7 .23% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............. 388 406
Series 2025-1A , Class A3 , 4 .96% , 5/12/33 , Callable 8/12/29 @ 100 (a) ............. 522 530
Series 2025-1A , Class D , 6 .49% , 5/12/33 , Callable 8/12/29 @ 100 (a) .............. 709 731
Verizon Master Trust ....................................................
Series 2024-2 , Class B , 5 .08% , 12/22/31 , Callable 12/20/28 @ 100 (a) ............. 2,000 2,042
Series 2024-3 , Class C , 5 .73% , 4/22/30 , Callable 4/20/27 @ 100 ................. 833 848
Series 2024-8 , Class C , 4 .99% , 11/20/30 , Callable 11/20/27 @ 100 ............... 2,466 2,491
Series 2025-1 , Class C , 5 .09% , 1/21/31 , Callable 1/20/28 @ 100 ................. 1,875 1,899
Series 2025-7 , Class C , 4 .40% , 8/20/31 , Callable 8/20/28 @ 100 ................. 1,500 1,497
VFI ABS LLC , Series 2025-1A , Class A , 4 .78% , 6/24/30 , Callable 7/24/28 @ 100 (a) ...... 2,755 2,763
Volvo Financial Equipment LLC ............................................
Series 2024-1A , Class A3 , 4 .29% , 10/16/28 , Callable 5/15/28 @ 100 (a) ............ 667 668
Series 2024-1A , Class A4 , 4 .29% , 7/15/31 , Callable 5/15/28 @ 100 (a) ............. 2,500 2,511
Series 2025-1A , Class A4 , 4 .53% , 10/15/31 , Callable 1/15/29 @ 100 (a) ............ 4,000 4,048
Wingspire Equipment Finance LLC ..........................................
Series 2024-1A , Class B , 5 .06% , 9/20/32 , Callable 10/20/27 @ 100 (a) ............. 2,189 2,205
Series 2024-1A , Class C , 5 .28% , 9/20/32 , Callable 10/20/27 @ 100 (a) ............. 1,751 1,753
Series 2024-1A , Class D , 6 .31% , 9/20/32 , Callable 10/20/27 @ 100 (a) ............. 1,000 1,016
Series 2025-1A , Class C , 4 .76% , 9/20/33 , Callable 2/20/29 @ 100 (a) .............. 379 375
Series 2025-1A , Class D , 5 .45% , 9/20/33 , Callable 2/20/29 @ 100 (a) .............. 1,000 1,000
Zayo Issuer LLC .......................................................
Series 2025-1A , Class A2 , 5 .65% , 3/20/55 , Callable 9/20/28 @ 100 (a) ............. 4,000 4,062
Series 2025-1A , Class B , 6 .09% , 3/20/55 , Callable 9/20/28 @ 100 (a) .............. 2,000 2,037

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-2A , Class A2 , 5 .95% , 6/20/55 , Callable 12/20/28 @ 100 (a) ............ $ 1,000 $ 1,025
Series 2025-2A , Class B , 6 .59% , 6/20/55 , Callable 12/20/28 @ 100 (a) ............. 1,167 1,202
352,338
Agency ABS Other (0.1%):
Nelnet Student Loan Trust , Series 2005-3 , Class B , 4 .92% ( SOFR90A + 54 bps ) , 9/22/37 ,
Callable 12/22/25 @ 100 (c) ........................................... 1,048 1,029
Total Asset-Backed Securities (Cost $845,714)
a
a
a
853,741
Collateralized Loan Obligations (0.1%)
Cash Flow CLO (0.1%):
Columbia Cent CLO Ltd. , Series 2022-32A , Class BF , 5 .20% , 7/24/34 , Callable 1/24/26 @
100 (a) ........................................................... 1,000 998
Palmer Square Loan Funding Ltd. ...........................................
Series 2024-1A , Class A1 , 4 .95% ( TSFR3M + 105 bps ) , 10/15/32 , Callable 1/15/26 @
100 (a) (c) ......................................................... 684 684
Series 2024-3A , Class A2 , 5 .88% ( TSFR3M + 165 bps ) , 8/8/32 , Callable 11/8/25 @
100 (a) (c) ......................................................... 1,000 999
Race Point X CLO Ltd. , Series 2016-10A , Class A1R , 5 .22% ( TSFR3M + 136 bps ) , 7/25/31 ,
Callable 1/25/26 @ 100 (a) (c) .......................................... 171 172
2,853
Total Collateralized Loan Obligations (Cost $2,850)
a
a
a
2,853
Collateralized Mortgage Obligations (4.6%)
Agency ABS Other (0.2%):
Government National Mortgage Association ....................................
Series 2025-139 , Class EA , 4 .00% , 3/20/65 ................................ 1,979 1,952
Series 2025-150 , Class QD , 4 .50% , 7/20/51 ................................ 3,485 3,468
5,420
Agency CMO Other (1.4%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270 , Class AB , 5 .50% , 1/25/49 ................................... 2,147 2,178
Series 5450 , Class KA , 4 .50% , 6/25/51 ................................... 3,318 3,304
Series 5478 , Class J , 5 .50% , 3/25/51 ..................................... 4,737 4,778
Federal National Mortgage Association .......................................
Series 2012-104 , Class HC , 1 .25% , 9/25/27 ................................ 79 78
Series 2022-88 , Class BA , 5 .50% , 7/25/47 ................................. 1,220 1,233
Series 2024-33 , Class PB , 5 .00% , 3/25/48 ................................. 2,456 2,467
Series 2025-40 , Class B , 5 .00% , 10/25/50 ................................. 3,100 3,107
Series 2025-61 , Class DA , 4 .50% , 9/25/51 ................................. 1,951 1,940
Government National Mortgage Association ....................................
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 1,640 1,655
Series 2023-128 , Class KA , 6 .00% , 6/20/47 ................................ 1,261 1,270
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 1,617 1,622
Series 2024-160 , Class H , 4 .00% , 9/20/62 ................................. 1,842 1,841
Series 2024-19 , Class AD , 5 .00% , 6/20/53 ................................. 1,715 1,724
Series 2024-97 , Class MC , 5 .00% , 1/20/64 ................................. 1,855 1,863
Series 2025-131 , Class CE , 4 .50% , 12/20/53 ............................... 3,631 3,627
Series 2025-131 , Class QC , 4 .00% , 7/20/51 ................................ 1,982 1,957
Series 2025-131 , Class QD , 4 .50% , 7/20/51 ................................ 495 494
Series 2025-139 , Class DT , 5 .00% , 3/20/65 ................................ 990 993
Series 2025-2 , Class EA , 4 .50% , 9/20/40 .................................. 2,090 2,095
38,226
Commercial MBS (3.0%):
1301 Trust , Series 2025-1301 , Class A , 5 .06% , 8/11/42 (a) (b) (d) ...................... 1,259 1,276
1345T , Series 2025-AOA , Class A , 5 .63% ( TSFR1M + 160 bps ) , 6/15/42 (a) (b) (c) .......... 1,250 1,254
ALA Trust ............................................................
Series 2025-OANA , Class A , 5 .78% ( TSFR1M + 174 bps ) , 6/15/40 (a) (b) (c) .......... 2,500 2,511
Series 2025-OANA , Class B , 5 .88% ( TSFR1M + 184 bps ) , 6/15/40 (a) (b) (c) .......... 2,000 2,013
Atrium Hotel Portfolio Trust ...............................................

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-ATRM , Class A , 5 .68% ( TSFR1M + 165 bps ) , 8/15/42 (a) (b) (c) .......... $ 2,500 $ 2,503
Series 2025-ATRM , Class B , 6 .13% ( TSFR1M + 210 bps ) , 8/15/42 (a) (b) (c) .......... 2,277 2,275
Aventura Mall Trust , Series 2018-AVM , Class C , 4 .11% , 7/5/40 (a) (b) (d) ............... 2,000 1,946
BLP Commercial Mortgage Trust , Series 2025-IND , Class A , 5 .23% ( TSFR1M + 120 bps ) ,
3/15/42 (a) (b) (c) .................................................... 2,000 1,992
BPR Trust ............................................................
Series 2021-TY , Class A , 5 .20% ( TSFR1M + 116 bps ) , 9/15/38 (a) (b) (c) ............. 3,731 3,728
Series 2021-TY , Class B , 5 .30% ( TSFR1M + 126 bps ) , 9/15/38 (a) (b) (c) ............. 750 748
Series 2021-TY , Class C , 5 .85% ( TSFR1M + 181 bps ) , 9/15/38 (a) (b) (c) ............. 2,712 2,705
Series 2021-TY , Class D , 6 .50% ( TSFR1M + 246 bps ) , 9/15/38 (a) (b) (c) ............. 1,313 1,309
BX Commercial Mortgage Trust ............................................
Series 2021-VOLT , Class B , 5 .10% ( TSFR1M + 106 bps ) , 9/15/36 (a) (b) (c) ........... 2,422 2,420
Series 2025-COPT , Class A , 5 .78% ( TSFR1M + 175 bps ) , 8/15/42 (a) (b) (c) ........... 1,538 1,540
BX Trust .............................................................
Series 2022-CLS , Class A , 5 .76% , 10/13/27 (a) (b) ............................ 500 504
Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) (b) ............................ 2,750 2,739
Series 2025-GW , Class A , 5 .63% ( TSFR1M + 160 bps ) , 7/15/42 (a) (b) (c) ............ 3,000 3,004
Series 2025-ROIC , Class A , 5 .18% ( TSFR1M + 114 bps ) , 3/15/30 (a) (b) (c) ........... 2,327 2,321
COMM Mortgage Trust , Series 2012-CR4 , Class XA , 1 .14% , 10/15/45 , Callable 11/15/25 @
100 (b) (d) ......................................................... 10,719 170
DBWF Mortgage Trust , Series 2024-LCRS , Class A , 5 .77% ( TSFR1M + 174 bps ) , 4/15/37 (a) (b)
(c) ............................................................. 2,000 1,997
GS Mortgage Securities Corp. Trust ..........................................
Series 2017-GPTX , Class A , 2 .86% , 5/10/34 (a) (b) ........................... 11,481 9,934
Series 2023-SHIP , Class B , 4 .94% , 9/10/38 (a) (b) (d) .......................... 2,400 2,398
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY , Class A , 2 .84% , 8/10/38 , Callable 8/10/26 @ 100 (a) (b) .......... 5,000 4,922
Series 2025-SPRL , Class A , 5 .47% , 1/13/40 (a) (b) (d) .......................... 1,326 1,373
LEX Mortgage Trust , Series 2024-BBG , Class A , 4 .87% , 10/13/33 , Callable 10/13/28 @
100 (a) (b) (d) ....................................................... 1,926 1,934
MAD Commercial Mortgage Trust , Series 2025-11MD , Class A , 4 .75% , 10/15/42 (a) (b) (d) .. 1,364 1,361
Manhattan West Mortgage Trust , Series 2020-1MW , Class B , 2 .33% , 9/10/39 (a) (b) (d) ...... 4,000 3,824
MILE Trust , Series 2025-STNE , Class A , 5 .53% ( TSFR1M + 150 bps ) , 7/15/42 (a) (b) (c) ..... 3,000 3,005
SCG Commercial Mortgage Trust , Series 2025-FLWR , Class B , 5 .58% ( TSFR1M + 155 bps ) ,
8/15/42 (a) (b) (c) .................................................... 3,250 3,250
SCOTT Trust , Series 2023-SFS , Class AS , 6 .20% , 3/10/40 (a) (b) ..................... 2,357 2,405
SHR Trust , Series 2024-LXRY , Class A , 5 .98% ( TSFR1M + 195 bps ) , 10/15/41 (a) (b) (c) ..... 2,105 2,106
SREIT Trust , Series 2021-MFP2 , Class C , 5 .52% ( TSFR1M + 149 bps ) , 11/15/36 (a) (b) (c) .... 2,000 1,996
SWCH Commercial Mortgage Trust , Series 2025-DATA , Class A , 5 .48% ( TSFR1M + 144 bps ) ,
2/15/42 (a) (b) (c) .................................................... 3,000 2,980
80,443
Private CMO Other (0.0%):(e)
Sequoia Mortgage Trust , Series 2013-5 , Class A2 , 3 .00% , 5/25/43 , Callable 1/25/26 @
100 (a) (d) ......................................................... 467 424
Total Collateralized Mortgage Obligations (Cost $125,074)
a
a
a
124,513
Shares
Preferred Stocks (0.2%)
Financials (0.2%):
Citigroup Capital XIII , 10 .47% ( TSFR3M + 663 bps ) , 10/30/40 (c) ..................... 200,000 6,006
Total Preferred Stocks (Cost $5,470)
a
a
a
6,006
Principal Amount
(000)
Senior Secured Loans (0.2%)
Materials (0.2%):
Celanese US Holdings LLC, Delayed Draw Term Loan, First Lien , 0 .01% , 3/13/26 (f) ...... 4,500 4,466
Total Senior Secured Loans (Cost $4,500)
a
a
a
4,466

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Corporate Bonds (36.2%)
Communication Services (0.3%):
Charter Communications Operating LLC/Charter Communications Operating Capital , 6 .10% ,
6/1/29 , Callable 5/1/29 @ 100 .......................................... $ 2,000 $ 2,092
Paramount Global , 2 .90% , 1/15/27 , Callable 10/15/26 @ 100 ....................... 1,750 1,718
TEGNA, Inc. , 4 .63% , 3/15/28 , Callable 12/5/25 @ 100 ............................ 1,500 1,485
T-Mobile US, Inc. , 4 .75% , 2/1/28 , Callable 11/15/25 @ 100.79 ...................... 2,641 2,643
Warnermedia Holdings, Inc. , 3 .76% , 3/15/27 , Callable 2/15/27 @ 100 ................. 948 937
8,875
Consumer Discretionary (2.3%):
Association of American Medical Colleges , 2 .39% , 10/1/26 ......................... 4,275 4,206
Brunswick Corp. , 5 .85% , 3/18/29 , Callable 2/18/29 @ 100 ......................... 2,000 2,065
Daimler Truck Finance North America LLC
5 .00% , 1/15/27 (a) .................................................. 2,000 2,018
4 .30% , 8/12/27 (a) .................................................. 2,000 2,005
5 .13% , 9/25/27 , Callable 8/25/27 @ 100 (a) ................................ 2,000 2,031
Duke University Health System, Inc. , 2 .26% , 6/1/26 .............................. 700 692
General Motors Financial Co., Inc.
5 .35% , 7/15/27 .................................................... 2,000 2,035
5 .05% , 4/4/28 ..................................................... 3,000 3,051
Genuine Parts Co. , 4 .95% , 8/15/29 , Callable 7/15/29 @ 100 ........................ 2,000 2,022
Hyatt Hotels Corp. , 5 .05% , 3/30/28 , Callable 2/29/28 @ 100 ........................ 2,000 2,035
Las Vegas Sands Corp. , 5 .90% , 6/1/27 , Callable 5/1/27 @ 100 ....................... 2,100 2,139
LKQ Corp. , 5 .75% , 6/15/28 , Callable 5/15/28 @ 100 ............................. 1,000 1,033
Mattel, Inc.
3 .38% , 4/1/26 , Callable 11/15/25 @ 100 (a) ................................ 2,800 2,783
5 .88% , 12/15/27 , Callable 12/5/25 @ 101.47 (a) ............................. 7,250 7,266
McDonald's Corp. , 3 .70% , 1/30/26 , MTN ..................................... 747 747
Nissan Motor Acceptance Co. LLC
2 .00% , 3/9/26 , Callable 2/9/26 @ 100 (a) .................................. 4,216 4,157
1 .85% , 9/16/26 , Callable 8/16/26 @ 100 (a) ................................ 3,296 3,194
5 .30% , 9/13/27 (a) .................................................. 1,500 1,495
Stellantis Finance US, Inc. , 5 .35% , 3/17/28 , Callable 2/17/28 @ 100 (a) ................ 1,250 1,266
Stellantis Financial Services US Corp. , 4 .95% , 9/15/28 , Callable 8/15/28 @ 100 (a) ........ 1,000 1,004
Tapestry, Inc. , 5 .10% , 3/11/30 , Callable 2/11/30 @ 100 ............................ 2,000 2,048
The Home Depot, Inc. , 5 .15% , 6/25/26 ....................................... 1,875 1,889
Volkswagen Group of America Finance LLC
4 .95% , 3/25/27 (a) .................................................. 2,500 2,519
4 .45% , 9/11/27 (a) ................................................... 2,000 2,005
6 .20% , 11/16/28 , Callable 10/16/28 @ 100 (a) ............................... 2,000 2,094
5 .25% , 3/22/29 , Callable 2/22/29 @ 100 (a) ................................ 2,000 2,042
YMCA of Greater New York , 5 .18% , 8/1/30 , Callable 5/1/30 @ 100 .................. 625 629
60,470
Consumer Staples (1.7%):
7-Eleven, Inc. , 0 .95% , 2/10/26 , Callable 1/10/26 @ 100 (a) ......................... 2,400 2,377
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC , 3 .25% , 3/15/26 ,
Callable 11/20/25 @ 100 (a) ........................................... 5,000 4,994
Bimbo Bakeries USA, Inc. , 6 .05% , 1/15/29 , Callable 12/15/28 @ 100 (a) ............... 4,000 4,192
Coca-Cola Consolidated, Inc. , 5 .25% , 6/1/29 , Callable 5/1/29 @ 100 .................. 2,000 2,071
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4 .75% , 1/15/29 , Callable 12/5/25 @ 102.38 (a) .............................. 1,000 985
5 .60% , 1/15/31 , Callable 12/15/30 @ 100 (a) ............................... 1,111 1,116
Keurig Dr. Pepper, Inc. , 5 .05% , 3/15/29 , Callable 2/15/29 @ 100 ..................... 3,000 3,057
Mars, Inc. , 4 .45% , 3/1/27 (a) ............................................... 3,000 3,020
Philip Morris International, Inc.
4 .88% , 2/15/28 , Callable 1/15/28 @ 100 .................................. 5,000 5,084
5 .25% , 9/7/28 , Callable 8/7/28 @ 100 .................................... 3,000 3,090
Smithfield Foods, Inc. , 4 .25% , 2/1/27 , Callable 11/1/26 @ 100 (a) .................... 1,605 1,598
Sodexo, Inc.
5 .15% , 8/15/30 , Callable 7/15/30 @ 100 (a) ................................ 3,000 3,074
2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) ................................ 3,000 2,715
Sysco Corp. , 5 .10% , 9/23/30 , Callable 8/23/30 @ 100 ............................. 3,000 3,093

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
The Campbell's Company , 5 .20% , 3/19/27 ..................................... $ 2,000 $ 2,028
The J.M. Smucker Co. , 5 .90% , 11/15/28 , Callable 10/15/28 @ 100 ................... 2,000 2,096
The Kroger Co. , 3 .50% , 2/1/26 , Callable 12/5/25 @ 100 ........................... 1,905 1,900
46,490
Energy (3.4%):
Antero Resources Corp. , 7 .63% , 2/1/29 , Callable 12/5/25 @ 102.54 (a) ................. 4,500 4,580
APA Corp. , 7 .75% , 12/15/29 ............................................... 2,650 2,867
CITGO Petroleum Corp. , 8 .38% , 1/15/29 , Callable 12/5/25 @ 104.19 (a) ............... 2,000 2,082
Columbia Pipelines Holding Co. LLC
6 .06% , 8/15/26 , Callable 7/15/26 @ 100 (a) ................................ 53 54
6 .04% , 8/15/28 , Callable 7/15/28 @ 100 (a) ................................ 2,000 2,082
Devon Energy Corp. , 5 .25% , 10/15/27 , Callable 11/15/25 @ 100 ..................... 13,330 13,331
Energy Transfer LP
6 .50% ( H15T5Y + 569 bps ) , Callable 11/15/26 @ 100 (c) (g) ...................... 5,667 5,693
7 .13% ( H15T5Y + 531 bps ) , Callable 5/15/30 @ 100 (c) (g) ...................... 2,300 2,374
EQT Corp. , 7 .50% , 6/1/27 , Callable 11/15/25 @ 101.88 ........................... 9,285 9,444
Expand Energy Corp. , 5 .38% , 2/1/29 , Callable 11/20/25 @ 101.34 .................... 2,587 2,589
Helmerich & Payne, Inc. , 2 .90% , 9/29/31 , Callable 6/29/31 @ 100 .................... 1,750 1,551
Hilcorp Energy I LP/Hilcorp Finance Co. , 6 .00% , 4/15/30 , Callable 12/5/25 @ 103 (a) ...... 2,333 2,275
Marathon Petroleum Corp. , 5 .15% , 3/1/30 , Callable 2/1/30 @ 100 .................... 2,000 2,055
NuStar Logistics LP , 6 .00% , 6/1/26 , Callable 3/1/26 @ 100 ......................... 4,150 4,163
ONEOK, Inc. , 4 .25% , 9/24/27 , Callable 8/24/27 @ 100 ............................ 2,000 2,002
Parsley Energy LLC/Parsley Finance Corp. , 4 .13% , 2/15/28 , Callable 12/5/25 @ 100 (a) .... 8,699 8,610
Permian Resources Operating LLC , 8 .00% , 4/15/27 , Callable 12/5/25 @ 102 (a) .......... 2,613 2,649
Sunoco LP , 5 .63% , 3/15/31 , Callable 9/15/27 @ 102.81 (a) .......................... 500 500
Targa Resources Partners LP/Targa Resources Partners Finance Corp. , 5 .50% , 3/1/30 , Callable
11/15/25 @ 102.75 .................................................. 1,750 1,775
Valero Energy Corp. , 5 .15% , 2/15/30 , Callable 1/15/30 @ 100 ....................... 3,000 3,086
Vnom Sub, Inc. , 5 .38% , 11/1/27 (a) .......................................... 14,733 14,733
Western Midstream Operating LP , 4 .75% , 8/15/28 , Callable 5/15/28 @ 100 ............. 3,000 3,020
91,515
Financials (15.2%):
Ally Financial, Inc.
4 .70% ( H15T5Y + 387 bps ) , Callable 5/15/26 @ 100 (c) (g) ...................... 4,115 4,032
5 .75% , 11/20/25 .................................................... 9,719 9,719
6 .99% ( SOFR + 326 bps ) , 6/13/29 , Callable 6/13/28 @ 100 (c) .................... 4,611 4,845
American Express Co. , 3 .55% ( H15T5Y + 285 bps ) , Callable 9/15/26 @ 100 (c) (g) ......... 12,750 12,525
American Honda Finance Corp.
4 .40% , 10/5/26 .................................................... 2,000 2,007
4 .55% , 7/9/27 ..................................................... 1,000 1,008
American National Global Funding , 5 .55% , 1/28/30 (a) ............................ 1,705 1,757
American National Group, Inc. , 5 .75% , 10/1/29 , Callable 9/1/29 @ 100 ................ 3,000 3,098
AmFam Holdings, Inc. , 2 .81% , 3/11/31 , Callable 12/11/30 @ 100 (a) .................. 1,550 1,349
Antares Holdings LP
3 .95% , 7/15/26 , Callable 6/15/26 @ 100 (a) ................................ 815 810
6 .35% , 10/23/29 , Callable 9/23/29 @ 100 (a) ............................... 2,500 2,547
Arch Capital Finance LLC , 4 .01% , 12/15/26 , Callable 9/15/26 @ 100 ................. 1,911 1,907
Ashtead Capital, Inc. , 4 .38% , 8/15/27 , Callable 11/20/25 @ 100 (a) ................... 5,381 5,374
Assurant, Inc. , 7 .00% ( US0003M + 414 bps ) , 3/27/48 , Callable 3/27/28 @ 100 (c) (h) ........ 2,500 2,572
Athene Global Funding , 4 .95% , 1/7/27 (a) ...................................... 3,000 3,024
Bank of America Corp. , 6 .30% ( TSFR3M + 481 bps ) , Callable 3/10/26 @ 100 (c) (g) (i) ....... 2,000 2,008
Blackstone Private Credit Fund , 2 .63% , 12/15/26 , Callable 11/15/26 @ 100 ............. 3,808 3,725
Block, Inc. , 2 .75% , 6/1/26 , Callable 5/1/26 @ 100 ............................... 7,469 7,384
Blue Owl Capital Corp. , 3 .40% , 7/15/26 , Callable 6/15/26 @ 100 .................... 2,200 2,180
Blue Owl Credit Income Corp. , 7 .75% , 9/16/27 , Callable 8/16/27 @ 100 ............... 2,677 2,798
Blue Owl Technology Finance Corp. , 4 .75% , 12/15/25 , Callable 11/15/25 @ 100 (a) ....... 1,000 1,000
BMW US Capital LLC , 4 .60% , 8/13/27 (a) ..................................... 2,000 2,018
Brown & Brown, Inc.
4 .60% , 12/23/26 .................................................... 500 502
4 .70% , 6/23/28 , Callable 5/23/28 @ 100 .................................. 1,636 1,650

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Capital One Financial Corp.
3 .75% , 7/28/26 , Callable 6/28/26 @ 100 .................................. $ 2,000 $ 1,992
5 .47% ( SOFR + 208 bps ) , 2/1/29 , Callable 2/1/28 @ 100 (c) ...................... 2,000 2,048
6 .31% ( SOFR + 264 bps ) , 6/8/29 , Callable 6/8/28 @ 100 (c) ...................... 1,000 1,048
CDW LLC/CDW Finance Corp. , 2 .67% , 12/1/26 , Callable 11/1/26 @ 100 .............. 2,703 2,655
Citigroup, Inc.
4 .00% ( H15T5Y + 360 bps ) , Callable 12/10/25 @ 100 (c) (g) ..................... 2,782 2,776
6 .25% ( TSFR3M + 478 bps ) , Callable 8/15/26 @ 100 (c) (g) ...................... 3,500 3,523
Citizens Bank NA , 4 .58% ( SOFR + 200 bps ) , 8/9/28 , Callable 8/9/27 @ 100 (c) ............ 1,000 1,006
Citizens Financial Group, Inc. , 4 .00% ( H15T5Y + 322 bps ) , Callable 10/6/26 @ 100 (c) (g) .... 2,500 2,458
Clearinghouse Community Development Financial Institution , 7 .00% , 10/15/30 , Callable
9/15/30 @ 100 (a) ................................................... 1,845 1,945
CNO Global Funding
5 .88% , 6/4/27 (a) ................................................... 2,500 2,562
4 .88% , 12/10/27 (a) .................................................. 2,000 2,024
4 .38% , 9/8/28 (a) ................................................... 1,000 1,000
4 .95% , 9/9/29 (a) ................................................... 1,953 1,989
Cullen/Frost Bankers, Inc. , 4 .50% , 3/17/27 , Callable 2/17/27 @ 100 ................... 6,090 6,056
Diageo Investment Corp. , 5 .13% , 8/15/30 , Callable 7/15/30 @ 100 ................... 1,091 1,131
Enact Holdings, Inc. , 6 .25% , 5/28/29 , Callable 4/28/29 @ 100 ....................... 5,150 5,390
Entergy Texas Restoration Funding II LLC , 3 .05% , 12/15/27 ........................ 563 556
F&G Global Funding , 5 .88% , 6/10/27 (a) ...................................... 2,000 2,047
First Horizon Bank , 5 .75% , 5/1/30 , Callable 2/1/30 @ 100 ......................... 2,223 2,294
First Horizon Corp. , 5 .51% ( SOFR + 177 bps ) , 3/7/31 , Callable 3/7/30 @ 100 (c) ........... 3,000 3,091
First Maryland Capital I , 5 .17% ( TSFR3M + 126 bps ) , 1/15/27 , Callable 12/5/25 @ 100 (c) ... 1,650 1,633
Fiserv, Inc.
4 .75% , 3/15/30 , Callable 2/15/30 @ 100 .................................. 2,000 1,999
4 .55% , 2/15/31 , Callable 1/15/31 @ 100 .................................. 2,000 1,985
Flagstar Bank NA , 6 .93% ( TSFR3M + 304 bps ) , 11/6/28 , Callable 2/6/26 @ 100 (c) ......... 2,242 2,152
Ford Motor Credit Co. LLC
3 .38% , 11/13/25 .................................................... 3,000 2,999
6 .95% , 3/6/26 , Callable 2/6/26 @ 100 .................................... 1,600 1,609
5 .13% , 11/5/26 ..................................................... 2,000 2,007
4 .95% , 5/28/27 , Callable 4/28/27 @ 100 .................................. 1,000 1,001
2 .90% , 2/10/29 , Callable 12/10/28 @ 100 ................................. 2,000 1,864
FS KKR Capital Corp. , 3 .40% , 1/15/26 , Callable 12/15/25 @ 100 .................... 6,797 6,775
Fulton Financial Corp. , 6 .32% ( TSFR3M + 230 bps ) , 3/15/30 , Callable 12/15/25 @ 100 (c) .... 10,868 10,722
GA Global Funding Trust
1 .63% , 1/15/26 (a) .................................................. 2,500 2,486
4 .40% , 9/23/27 (a) .................................................. 500 501
Glencore Funding LLC
1 .63% , 4/27/26 , Callable 3/27/26 @ 100 (a) (i) ............................... 5,000 4,934
5 .34% , 4/4/27 (a) ................................................... 3,000 3,045
Goldman Sachs Private Credit Corp. , 5 .38% , 1/31/29 , Callable 12/31/28 @ 100 (a) ........ 1,000 1,001
Goodman US Finance Three LLC , 3 .70% , 3/15/28 , Callable 12/15/27 @ 100 (a) .......... 1,500 1,481
HA Sustainable Infrastructure Capital, Inc. , 6 .15% , 1/15/31 , Callable 12/15/30 @ 100 ...... 3,000 3,075
HAT Holdings I LLC/HAT Holdings II LLC
3 .38% , 6/15/26 , Callable 3/15/26 @ 100 (a) ................................ 1,764 1,746
8 .00% , 6/15/27 , Callable 3/15/27 @ 100 (a) ................................ 4,600 4,779
Hercules Capital, Inc. , 2 .63% , 9/16/26 , Callable 8/16/26 @ 100 ...................... 4,250 4,172
Horace Mann Educators Corp.
7 .25% , 9/15/28 , Callable 8/15/28 @ 100 .................................. 4,000 4,288
4 .70% , 10/1/30 , Callable 9/1/30 @ 100 ................................... 3,000 2,974
Horizon Mutual Holdings, Inc. , 6 .20% , 11/15/34 , Callable 8/15/34 @ 100 (a) ............ 6,966 6,823
HSB Group, Inc. , 5 .08% ( TSFR3M + 117 bps ) , 7/15/27 , Callable 12/5/25 @ 100 (c) ......... 2,750 2,692
Huntington Bancshares, Inc. , 4 .45% ( H15T7Y + 405 bps ) , Callable 10/15/27 @ 100 (c) (g) (i) .. 2,405 2,357
Hyundai Capital America, Inc.
4 .30% , 9/24/27 (a) .................................................. 2,000 2,000
5 .68% , 6/26/28 , Callable 5/26/28 @ 100 (a) ................................ 1,000 1,032
5 .30% , 1/8/29 , Callable 12/8/28 @ 100 (a) ................................. 5,000 5,126
Kemper Corp.
2 .40% , 9/30/30 , Callable 6/30/30 @ 100 .................................. 2,020 1,800
3 .80% , 2/23/32 , Callable 11/23/31 @ 100 .................................. 6,701 6,197

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. , 7 .00% , 7/15/31 ,
Callable 7/15/27 @ 103.5 (a) ........................................... $ 2,500 $ 2,623
LPL Holdings, Inc. , 5 .70% , 5/20/27 , Callable 4/20/27 @ 100 ........................ 700 713
Main Street Capital Corp. , 3 .00% , 7/14/26 , Callable 6/14/26 @ 100 ................... 3,500 3,455
Manufacturers & Traders Trust Co. , 4 .65% , 1/27/26 , Callable 12/27/25 @ 100 ........... 3,000 3,001
Mercedes-Benz Finance North America LLC , 4 .65% , 4/1/27 (a) ...................... 1,250 1,260
MGIC Investment Corp. , 5 .25% , 8/15/28 , Callable 11/20/25 @ 100 ................... 4,000 3,999
MMI Capital Trust I , 7 .63% , 12/15/27 ........................................ 1,000 1,058
Morgan Stanley , 4 .13% ( SOFR + 91 bps ) , 10/18/29 , Callable 10/18/28 @ 100 (c) ........... 1,500 1,496
Morgan Stanley Bank NA , 4 .97% ( SOFR + 93 bps ) , 7/14/28 , Callable 7/14/27 @ 100 (c) ..... 3,500 3,548
NextEra Energy Capital Holdings, Inc. , 4 .85% , 2/4/28 ............................. 3,000 3,053
NLG Global Funding , 5 .40% , 1/23/30 (a) ...................................... 3,500 3,615
NMI Holdings, Inc. , 6 .00% , 8/15/29 , Callable 7/15/29 @ 100 ....................... 4,000 4,140
Old Republic International Corp. , 3 .88% , 8/26/26 , Callable 7/26/26 @ 100 .............. 5,250 5,236
Penske Truck Leasing Co. LP/PTL Finance Corp.
5 .75% , 5/24/26 , Callable 4/24/26 @ 100 (a) ................................ 3,000 3,019
5 .35% , 3/30/29 , Callable 2/28/29 @ 100 (a) ................................ 2,000 2,058
PRA Group, Inc. , 8 .38% , 2/1/28 , Callable 12/5/25 @ 104.19 (a) ...................... 2,398 2,433
Principal Life Global Funding II , 4 .60% , 8/19/27 (a) .............................. 2,500 2,522
Radian Group, Inc. , 6 .20% , 5/15/29 , Callable 4/15/29 @ 100 ........................ 3,245 3,393
Reliance Standard Life Global Funding II , 1 .51% , 9/28/26 (a) ........................ 1,000 974
Repsol E&P Capital Markets US LLC , 4 .81% , 9/16/28 , Callable 8/16/28 @ 100 (a) ........ 842 844
RGA Global Funding , 4 .35% , 8/25/28 (a) ...................................... 2,000 2,004
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. , 2 .88% , 10/15/26 , Callable 12/5/25 @
100 (a) ........................................................... 7,440 7,306
Sammons Financial Group Global Funding , 5 .05% , 1/10/28 (a) ....................... 3,000 3,047
SCE Recovery Funding LLC , 0 .86% , 11/15/31 .................................. 6,230 5,621
Signature Bank ( US0003M + 256 bps ) , 11/1/29 , Callable 12/5/25 @ 100 (c) (h) (j) ........... 2,000 1,294
Starwood Property Trust, Inc. , 3 .63% , 7/15/26 , Callable 1/15/26 @ 100 (a) .............. 1,622 1,608
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 5,000 4,476
Synchrony Financial
3 .70% , 8/4/26 , Callable 5/4/26 @ 100 .................................... 1,000 995
3 .95% , 12/1/27 , Callable 9/1/27 @ 100 ................................... 2,816 2,792
5 .94% ( SOFRINDX + 213 bps ) , 8/2/30 , Callable 8/2/29 @ 100 (c) ................. 1,000 1,034
Synovus Bank , 5 .63% , 2/15/28 , Callable 1/15/28 @ 100 ........................... 4,000 4,081
Synovus Financial Corp. , 7 .54% ( USISOA05 + 338 bps ) , 2/7/29 (c) .................... 6,188 6,420
Texas Capital Bancshares, Inc. , 4 .00% ( H15T5Y + 315 bps ) , 5/6/31 , Callable 5/6/26 @ 100 (c) . 8,756 8,617
Texas Capital Bank NA , 5 .25% , 1/31/26 ...................................... 1,530 1,499
The Bank of New York Mellon Corp.
3 .70% ( H15T5Y + 335 bps ) , Callable 3/20/26 @ 100 (c) (g) ...................... 1,500 1,489
4 .98% ( SOFR + 109 bps ) , 3/14/30 , Callable 3/14/29 @ 100 (c) .................... 2,000 2,053
The Charles Schwab Corp. , 4 .00% ( H15T5Y + 317 bps ) , Callable 6/1/26 @ 100 (c) (g) ....... 7,250 7,176
The Goldman Sachs Group, Inc. , 4 .94% ( SOFR + 132 bps ) , 4/23/28 , Callable 4/23/27 @ 100 (c) 1,000 1,011
The Hanover Insurance Group, Inc. , 4 .50% , 4/15/26 , Callable 1/15/26 @ 100 ............ 6,000 5,997
The PNC Financial Services Group, Inc.
3 .40% ( H15T5Y + 260 bps ) , Callable 9/15/26 @ 100 (c) (g) (i) ..................... 8,250 8,015
6 .20% ( H15T5Y + 324 bps ) , Callable 9/15/27 @ 100 (c) (g) ...................... 830 844
Toyota Motor Credit Corp.
4 .55% , 8/7/26 ..................................................... 2,000 2,008
5 .25% , 9/11/28 ..................................................... 2,000 2,069
4 .80% , 5/15/30 .................................................... 2,000 2,050
Truist Bank , 4 .14% ( SOFR + 91 bps ) , 10/23/29 , Callable 10/23/28 @ 100 , MTN (c) ......... 1,000 996
Truist Financial Corp. , 4 .95% ( H15T5Y + 461 bps ) , Callable 11/13/25 @ 100 (c) (g) ......... 10,141 10,129
U.S. Bancorp
5 .30% ( TSFR3M + 318 bps ) , Callable 4/15/27 @ 100 (c) (g) ...................... 5,200 5,201
3 .10% , 4/27/26 , Callable 3/27/26 @ 100 , MTN ............................. 4,250 4,229
5 .78% ( SOFR + 202 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (c) .................... 4,500 4,674
Veritex Holdings, Inc. , 7 .88% ( TSFR3M + 400 bps ) , 10/15/30 , Callable 1/15/26 @ 100 (c) .... 2,100 2,092
Webster Financial Corp. , 6 .51% ( TSFR3M + 253 bps ) , 12/30/29 , Callable 12/31/25 @ 100 (c) .. 8,750 8,660
Wells Fargo & Co. , 3 .90% ( H15T5Y + 345 bps ) , Callable 3/15/26 @ 100 (c) (g) ............ 11,800 11,722
Western Alliance Bancorp , 3 .00% ( TSFR3M + 225 bps ) , 6/15/31 , Callable 6/15/26 @ 100 (c) .. 500 482
408,816

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Health Care (1.2%):
Charles River Laboratories International, Inc. , 4 .25% , 5/1/28 , Callable 11/20/25 @ 100.71 (a) . $ 4,000 $ 3,945
DENTSPLY SIRONA, Inc. , 3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................... 4,231 3,926
Elevance Health, Inc. , 5 .15% , 6/15/29 , Callable 5/15/29 @ 100 ...................... 2,000 2,059
HCA, Inc.
5 .00% , 3/1/28 , Callable 2/1/28 @ 100 .................................... 1,500 1,527
4 .30% , 11/15/30 , Callable 10/15/30 @ 100 ................................. 2,000 1,990
Health Care Service Corp. A Mutual Legal Reserve Co.
5 .20% , 6/15/29 , Callable 5/15/29 @ 100 (a) ................................ 3,000 3,077
2 .20% , 6/1/30 , Callable 3/1/30 @ 100 (a) .................................. 2,504 2,272
Humana, Inc. , 5 .38% , 4/15/31 , Callable 2/15/31 @ 100 ............................ 3,448 3,562
PeaceHealth Obligated Group , 1 .38% , 11/15/25 ................................. 5,617 5,608
PRA Health Sciences, Inc. , 2 .88% , 7/15/26 , Callable 12/5/25 @ 100 (a) ................ 1,600 1,578
Solventum Corp.
5 .45% , 2/25/27 , Callable 1/25/27 @ 100 .................................. 613 622
5 .40% , 3/1/29 , Callable 2/1/29 @ 100 .................................... 1,163 1,201
The Cigna Group , 4 .50% , 9/15/30 , Callable 8/15/30 @ 100 ......................... 2,000 2,008
33,375
Industrials (3.5%):
AGCO Corp. , 5 .45% , 3/21/27 , Callable 2/21/27 @ 100 ............................ 3,000 3,041
American Airlines Pass Through Trust
3 .70% , 10/1/26 .................................................... 1,238 1,229
4 .00% , 9/22/27 .................................................... 1,237 1,213
American Builders & Contractors Supply Co., Inc. , 4 .00% , 1/15/28 , Callable 12/5/25 @ 100 (a) 1,500 1,478
Aon North America, Inc. , 5 .15% , 3/1/29 , Callable 2/1/29 @ 100 ..................... 2,000 2,057
British Airways Pass Through Trust , 3 .35% , 6/15/29 (a) ............................ 420 405
CNH Industrial Capital LLC , 5 .10% , 4/20/29 , Callable 3/20/29 @ 100 ................. 2,000 2,047
CRH America Finance, Inc. , 4 .40% , 2/9/31 , Callable 1/9/31 @ 100 ................... 2,000 1,998
Delta Air Lines Pass Through Trust , 2 .00% , 6/10/28 .............................. 3,505 3,361
Delta Air Lines, Inc./SkyMiles IP Ltd. , 4 .75% , 10/20/28 (a) ......................... 2,000 2,013
Extra Space Storage LP , 2 .20% , 10/15/30 , Callable 7/15/30 @ 100 .................... 3,000 2,699
Ferguson Enterprises, Inc. , 4 .35% , 3/15/31 , Callable 2/15/31 @ 100 ................... 1,500 1,493
Georgia-Pacific LLC , 4 .40% , 6/30/28 , Callable 5/30/28 @ 100 (a) .................... 2,000 2,015
HEICO Corp. , 5 .25% , 8/1/28 , Callable 7/1/28 @ 100 ............................. 3,300 3,399
Illinois Central Railroad Co. , 7 .70% , 9/15/96 , Callable 9/15/26 @ 102.92 ............... 6,093 6,418
JB Hunt Transport Services, Inc. , 4 .90% , 3/15/30 , Callable 2/15/30 @ 100 .............. 2,000 2,046
JH North America Holdings, Inc. , 5 .88% , 1/31/31 , Callable 7/31/27 @ 102.94 (a) ......... 3,792 3,862
Lineage OP LP , 5 .25% , 7/15/30 , Callable 6/15/30 @ 100 (a) ......................... 2,000 2,026
MasTec, Inc. , 5 .90% , 6/15/29 , Callable 5/15/29 @ 100 ............................ 1,905 1,992
Molex Electronic Technologies LLC , 4 .75% , 4/30/28 , Callable 3/30/28 @ 100 (a) ......... 2,000 2,019
Quanta Services, Inc. , 4 .75% , 8/9/27 , Callable 7/9/27 @ 100 ........................ 3,000 3,034
Regal Rexnord Corp. , 6 .05% , 2/15/26 ........................................ 10,950 10,974
Republic Services, Inc. , 5 .00% , 11/15/29 , Callable 10/15/29 @ 100 ................... 3,000 3,105
RXO, Inc. , 7 .50% , 11/15/27 , Callable 12/5/25 @ 101.88 (a) ......................... 1,100 1,124
Ryder System, Inc.
5 .25% , 6/1/28 , Callable 5/1/28 @ 100 , MTN ............................... 3,000 3,078
5 .38% , 3/15/29 , Callable 2/15/29 @ 100 , MTN ............................. 3,000 3,103
Southwest Airlines Co.
5 .13% , 6/15/27 , Callable 4/15/27 @ 100 .................................. 1,194 1,207
4 .38% , 11/15/28 , Callable 10/15/28 @ 100 ................................. 3,000 2,993
The Boeing Co. , 2 .20% , 2/4/26 , Callable 11/15/25 @ 100 .......................... 1,000 994
UL Solutions, Inc. , 6 .50% , 10/20/28 , Callable 9/20/28 @ 100 ....................... 3,000 3,159
United Airlines Pass Through Trust
4 .88% , 1/15/26 .................................................... 1,362 1,358
5 .88% , 10/15/27 .................................................... 959 982
United Airlines, Inc. , 4 .38% , 4/15/26 , Callable 12/5/25 @ 100 (a) ..................... 4,750 4,740
Weir Group, Inc. , 5 .35% , 5/6/30 , Callable 4/6/30 @ 100 (a) ......................... 3,937 4,042
XPO, Inc. , 6 .25% , 6/1/28 , Callable 11/15/25 @ 103.13 (a) .......................... 3,289 3,357
94,061
Information Technology (1.3%):
Atlassian Corp. , 5 .25% , 5/15/29 , Callable 4/15/29 @ 100 .......................... 4,000 4,113

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Dell International LLC/EMC Corp.
4 .75% , 4/1/28 , Callable 3/1/28 @ 100 .................................... $ 2,500 $ 2,535
4 .15% , 2/15/29 , Callable 1/15/29 @ 100 .................................. 1,000 999
Hewlett Packard Enterprise Co.
4 .45% , 9/25/26 .................................................... 2,500 2,508
4 .15% , 9/15/28 , Callable 8/15/28 @ 100 .................................. 2,000 1,996
Keysight Technologies, Inc. , 5 .35% , 7/30/30 , Callable 6/30/30 @ 100 ................. 3,000 3,113
Microchip Technology, Inc. , 4 .90% , 3/15/28 .................................... 2,000 2,025
Oracle Corp. , 4 .45% , 9/26/30 , Callable 8/26/30 @ 100 ............................ 2,000 1,983
RELX Capital, Inc. , 4 .75% , 3/27/30 , Callable 2/27/30 @ 100 ........................ 3,000 3,059
Skyworks Solutions, Inc. , 1 .80% , 6/1/26 , Callable 5/1/26 @ 100 ..................... 5,000 4,927
Synopsys, Inc.
4 .55% , 4/1/27 ..................................................... 3,000 3,020
4 .65% , 4/1/28 , Callable 3/1/28 @ 100 .................................... 2,000 2,022
TD SYNNEX Corp. , 4 .30% , 1/17/29 , Callable 12/17/28 @ 100 ...................... 1,500 1,497
33,797
Materials (1.3%):
Amcor Flexibles North America, Inc. , 4 .80% , 3/17/28 ............................. 2,000 2,025
Bayport Polymers LLC , 4 .74% , 4/14/27 , Callable 3/14/27 @ 100 (a) ................... 5,000 5,012
Berry Global, Inc.
1 .57% , 1/15/26 , Callable 12/15/25 @ 100 ................................. 4,181 4,155
4 .88% , 7/15/26 , Callable 12/5/25 @ 100 (a) ................................ 3,226 3,227
Celanese US Holdings LLC , 6 .67% , 7/15/27 , Callable 6/15/27 @ 100 ................. 1,273 1,305
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP , 4 .75% , 5/15/30 ,
Callable 4/15/30 @ 100 (a) ............................................ 3,000 3,036
Freeport-McMoRan, Inc. , 4 .38% , 8/1/28 , Callable 12/5/25 @ 100.73 .................. 8,000 7,976
Huntsman International LLC , 4 .50% , 5/1/29 , Callable 2/1/29 @ 100 .................. 3,000 2,773
Sonoco Products Co. , 4 .45% , 9/1/26 ......................................... 1,143 1,145
Steel Dynamics, Inc. , 5 .00% , 12/15/26 , Callable 12/5/25 @ 100 ...................... 1,000 1,001
Syensqo Finance America LLC , 5 .65% , 6/4/29 , Callable 5/4/29 @ 100 (a) ............... 2,000 2,071
The Sherwin-Williams Co. , 4 .55% , 3/1/28 , Callable 2/1/28 @ 100 .................... 2,000 2,018
35,744
Real Estate (3.2%):
Boston Properties LP , 3 .65% , 2/1/26 , Callable 11/20/25 @ 100 ...................... 4,001 3,993
CBRE Services, Inc. , 4 .80% , 6/15/30 , Callable 5/15/30 @ 100 ....................... 2,000 2,029
Crown Castle, Inc. , 3 .70% , 6/15/26 , Callable 3/15/26 @ 100 ........................ 1,500 1,493
CubeSmart LP , 4 .38% , 2/15/29 , Callable 11/15/28 @ 100 .......................... 4,033 4,039
DOC DR LLC , 3 .95% , 1/15/28 , Callable 10/15/27 @ 100 .......................... 2,531 2,512
Essex Portfolio LP , 1 .70% , 3/1/28 , Callable 1/1/28 @ 100 .......................... 1,149 1,086
Federal Realty OP LP , 5 .38% , 5/1/28 , Callable 4/1/28 @ 100 ........................ 4,000 4,103
Healthcare Realty Holdings LP
3 .75% , 7/1/27 , Callable 4/1/27 @ 100 .................................... 896 889
3 .63% , 1/15/28 , Callable 10/15/27 @ 100 ................................. 2,754 2,709
Highwoods Realty LP
4 .13% , 3/15/28 , Callable 12/15/27 @ 100 ................................. 950 939
4 .20% , 4/15/29 , Callable 1/15/29 @ 100 .................................. 1,534 1,506
Jones Lang LaSalle, Inc. , 6 .88% , 12/1/28 , Callable 11/1/28 @ 100 .................... 4,150 4,451
Kimco Realty OP LLC
2 .80% , 10/1/26 , Callable 7/1/26 @ 100 ................................... 1,000 989
3 .80% , 4/1/27 , Callable 1/1/27 @ 100 .................................... 2,699 2,689
Kite Realty Group LP , 4 .00% , 10/1/26 , Callable 7/1/26 @ 100 ....................... 3,894 3,884
LXP Industrial Trust , 6 .75% , 11/15/28 , Callable 10/15/28 @ 100 ..................... 494 525
Mid-America Apartments LP , 5 .30% , 2/15/32 , Callable 12/15/31 @ 100 ................ 2,000 2,080
Nationwide Health Properties, Inc. , 6 .90% , 10/1/37 , MTN .......................... 2,950 3,313
NNN REIT, Inc.
4 .00% , 11/15/25 .................................................... 6,000 5,998
2 .50% , 4/15/30 , Callable 1/15/30 @ 100 .................................. 2,000 1,852
4 .60% , 2/15/31 , Callable 1/15/31 @ 100 .................................. 3,000 3,013
Public Storage Operating Co. , 4 .38% , 7/1/30 , Callable 6/1/30 @ 100 .................. 2,500 2,516
Realty Income Corp. , 5 .05% , 1/13/26 , Callable 11/15/25 @ 100 ...................... 2,000 2,000

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
SBA Tower Trust
1 .88% , 1/15/26 , Callable 12/5/25 @ 100 (a) ................................ $ 3,500 $ 3,481
6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ................................ 842 862
4 .83% , 10/15/29 , Callable 10/15/27 @ 100 (a) ............................... 2,000 2,005
The NHP Foundation , 5 .85% , 12/1/28 , Callable 6/1/28 @ 100 ....................... 3,000 3,130
UDR, Inc.
2 .95% , 9/1/26 , Callable 6/1/26 @ 100 , MTN ............................... 1,580 1,565
3 .50% , 7/1/27 , Callable 4/1/27 @ 100 , MTN ............................... 4,620 4,565
3 .20% , 1/15/30 , Callable 10/15/29 @ 100 , MTN ............................. 1,178 1,128
Vornado Realty LP , 2 .15% , 6/1/26 , Callable 5/1/26 @ 100 .......................... 2,000 1,970
Welltower OP LLC , 4 .50% , 7/1/30 , Callable 6/1/30 @ 100 ......................... 4,000 4,041
WP Carey, Inc. , 4 .65% , 7/15/30 , Callable 6/15/30 @ 100 ........................... 4,000 4,026
85,381
Utilities (2.8%):
AEP Texas, Inc. , 5 .45% , 5/15/29 , Callable 4/15/29 @ 100 .......................... 2,000 2,076
Alabama Power Co. , 4 .30% , 3/15/31 , Callable 1/15/31 @ 100 ....................... 1,000 1,001
Alliant Energy Finance LLC , 5 .40% , 6/6/27 , Callable 5/6/27 @ 100 (a) ................. 2,000 2,023
Black Hills Corp. , 5 .95% , 3/15/28 , Callable 2/15/28 @ 100 ......................... 3,000 3,106
Calpine Corp.
4 .50% , 2/15/28 , Callable 12/5/25 @ 100.75 (a) .............................. 4,928 4,913
5 .13% , 3/15/28 , Callable 12/5/25 @ 100.85 (a) .............................. 571 571
4 .63% , 2/1/29 , Callable 12/5/25 @ 101.16 (a) ............................... 1,500 1,490
CenterPoint Energy, Inc. , 5 .40% , 6/1/29 , Callable 5/1/29 @ 100 ...................... 1,858 1,924
CMS Energy Corp. , 4 .75% ( H15T5Y + 412 bps ) , 6/1/50 , Callable 3/1/30 @ 100 (c) ......... 2,843 2,797
Dominion Energy, Inc. , 4 .35% ( H15T5Y + 320 bps ) , Callable 1/15/27 @ 100 (c) (g) ......... 4,500 4,440
DTE Energy Co.
4 .95% , 7/1/27 , Callable 6/1/27 @ 100 .................................... 3,000 3,037
4 .88% , 6/1/28 , Callable 5/1/28 @ 100 .................................... 2,000 2,035
Essential Utilities, Inc. , 4 .80% , 8/15/27 , Callable 7/15/27 @ 100 ..................... 2,500 2,526
Exelon Corp. , 5 .13% , 3/15/31 , Callable 2/15/31 @ 100 ............................ 2,500 2,585
Florida Power & Light Co.
5 .05% , 4/1/28 , Callable 3/1/28 @ 100 .................................... 3,000 3,076
4 .40% , 5/15/28 , Callable 3/15/28 @ 100 .................................. 2,800 2,829
KeySpan Gas East Corp. , 2 .74% , 8/15/26 , Callable 5/15/26 @ 100 (a) .................. 700 691
National Fuel Gas Co. , 5 .50% , 10/1/26 ....................................... 2,750 2,780
NiSource, Inc. , 5 .20% , 7/1/29 , Callable 6/1/29 @ 100 ............................. 2,000 2,065
NSTAR Electric Co. , 4 .85% , 3/1/30 , Callable 2/1/30 @ 100 ........................ 2,000 2,050
Oncor Electric Delivery Co. LLC , 4 .50% , 3/20/27 (a) ............................. 2,500 2,517
ONE Gas, Inc. , 5 .10% , 4/1/29 , Callable 3/1/29 @ 100 ............................. 2,500 2,575
Pinnacle West Capital Corp. , 4 .90% , 5/15/28 , Callable 4/15/28 @ 100 ................. 2,000 2,030
Public Service Enterprise Group, Inc. , 5 .20% , 4/1/29 , Callable 3/1/29 @ 100 ............ 3,000 3,090
The AES Corp. , 1 .38% , 1/15/26 , Callable 12/15/25 @ 100 .......................... 2,800 2,781
The Dayton Power & Light Co. , 4 .55% , 8/15/30 , Callable 7/15/30 @ 100 (a) ............. 1,000 996
The Southern Co. , 4 .00% ( H15T5Y + 373 bps ) , 1/15/51 , Callable 11/17/25 @ 100 (c) ........ 11,243 11,214
Wisconsin Electric Power Co. , 5 .00% , 5/15/29 , Callable 4/15/29 @ 100 ................ 3,000 3,082
76,300
Total Corporate Bonds (Cost $961,303)
a
a
a
974,824
Yankee Dollars (7.7%)
Communication Services (0.3%):
Flutter Treasury DAC , 5 .88% , 6/4/31 , Callable 4/15/27 @ 102.94 (a) .................. 1,484 1,504
Videotron Ltd. , 5 .13% , 4/15/27 , Callable 11/20/25 @ 100 (a) ........................ 7,750 7,751
9,255
Consumer Discretionary (0.7%):
Brightstar Lottery PLC , 6 .25% , 1/15/27 , Callable 7/15/26 @ 100 (a) ................... 5,250 5,301
Flutter Treasury DAC , 6 .38% , 4/29/29 , Callable 4/15/26 @ 103.19 (a) ................. 4,617 4,783
Gildan Activewear, Inc. , 4 .70% , 10/7/30 , Callable 9/7/30 @ 100 (a) ................... 2,000 1,992
Honda Motor Co. Ltd. , 4 .44% , 7/8/28 , Callable 6/8/28 @ 100 ....................... 4,000 4,026
Royal Caribbean Cruises Ltd. , 5 .50% , 8/31/26 , Callable 2/28/26 @ 100 (a) .............. 2,600 2,608
18,710

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Consumer Staples (0.5%):
Bacardi-Martini B.V. , 5 .55% , 2/1/30 , Callable 1/1/30 @ 100 (a) ...................... $ 3,000 $ 3,100
BAT International Finance PLC
4 .45% , 3/16/28 , Callable 2/16/28 @ 100 .................................. 4,000 4,022
5 .93% , 2/2/29 , Callable 1/2/29 @ 100 .................................... 2,000 2,100
Japan Tobacco, Inc. , 4 .85% , 5/15/28 , Callable 4/15/28 @ 100 (a) ..................... 2,000 2,034
JDE Peet's NV , 2 .25% , 9/24/31 , Callable 6/24/31 @ 100 (a) ......................... 2,000 1,740
12,996
Energy (1.1%):
Canadian Natural Resources Ltd. , 5 .00% , 12/15/29 , Callable 11/15/29 @ 100 (a) .......... 4,750 4,848
Enbridge, Inc.
5 .30% , 4/5/29 , Callable 3/5/29 @ 100 .................................... 2,000 2,062
5 .75% ( H15T5Y + 531 bps ) , 7/15/80 , Callable 4/15/30 @ 100 (c) .................. 4,400 4,440
Harbour Energy PLC , 5 .50% , 10/15/26 , Callable 12/5/25 @ 100 (a) (i) .................. 5,396 5,309
Parkland Corp. , 5 .88% , 7/15/27 , Callable 12/5/25 @ 100 (a) ......................... 700 700
TransCanada PipeLines Ltd. , 4 .88% , 1/15/26 , Callable 11/24/25 @ 100 ................ 1,145 1,145
TransCanada Trust , 5 .88% ( US0003M + 464 bps ) , 8/15/76 , Callable 8/15/26 @ 100 (c) (h) .... 750 750
Vallourec SACA , 7 .50% , 4/15/32 , Callable 4/15/27 @ 103.75 (a) ..................... 500 532
Var Energi ASA
5 .00% , 5/18/27 , Callable 4/18/27 @ 100 (a) ................................ 3,000 3,026
7 .50% , 1/15/28 , Callable 12/15/27 @ 100 (a) ............................... 3,333 3,528
5 .88% , 5/22/30 , Callable 4/22/30 @ 100 (a) ................................ 2,000 2,081
28,421
Financials (3.1%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4 .45% , 4/3/26 , Callable 2/3/26 @ 100 .................................... 2,000 2,001
3 .65% , 7/21/27 , Callable 4/21/27 @ 100 .................................. 3,000 2,973
Amcor Group Finance PLC , 5 .45% , 5/23/29 , Callable 4/23/29 @ 100 .................. 2,000 2,064
ASB Bank Ltd. , 5 .28% ( H15T5Y + 225 bps ) , 6/17/32 , Callable 6/17/27 @ 100 (a) (c) ........ 1,368 1,384
Aspen Insurance Holdings Ltd. , 5 .75% , 7/1/30 , Callable 6/1/30 @ 100 ................. 1,212 1,267
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
7 .53% ( H15T5Y + 300 bps ) , 10/1/28 (a) (c) .................................. 3,630 3,893
5 .62% , 12/10/29 , Callable 11/10/29 @ 100 (a) ............................... 1,037 1,077
Bank of Montreal , 4 .89% ( SOFR + 70 bps ) , 12/21/26 , MTN (c) ........................ 2,400 2,408
Barclays PLC
7 .33% ( H15T1Y + 305 bps ) , 11/2/26 (c) .................................... 2,000 2,000
4 .84% ( SOFR + 134 bps ) , 9/10/28 , Callable 9/10/27 @ 100 (c) .................... 2,000 2,020
5 .09% ( SOFR + 96 bps ) , 2/25/29 , Callable 2/25/28 @ 100 (c) ..................... 2,000 2,034
Beazley Insurance DAC
5 .88% , 11/4/26 ..................................................... 2,935 2,960
5 .50% , 9/10/29 .................................................... 5,599 5,690
Brookfield Finance, Inc. , 4 .35% , 4/15/30 , Callable 1/15/30 @ 100 .................... 2,000 2,001
Canadian Imperial Bank of Commerce
4 .51% ( SOFR + 93 bps ) , 9/11/27 , Callable 9/11/26 @ 100 (c) ..................... 3,000 3,007
4 .24% ( SOFRINDX + 60 bps ) , 9/8/28 , Callable 9/8/27 @ 100 (c) .................. 1,000 1,001
4 .86% ( SOFR + 103 bps ) , 3/30/29 , Callable 3/31/28 @ 100 (c) .................... 2,500 2,538
7 .26% , 4/10/32 (a) .................................................. 623 661
Essent Group Ltd. , 6 .25% , 7/1/29 , Callable 6/1/29 @ 100 .......................... 6,319 6,615
HSBC Holdings PLC , 4 .90% ( SOFR + 103 bps ) , 3/3/29 , Callable 3/3/28 @ 100 (c) ......... 2,500 2,534
Lloyds Banking Group PLC
4 .58% , 12/10/25 .................................................... 1,000 1,000
5 .99% ( H15T1Y + 148 bps ) , 8/7/27 , Callable 8/7/26 @ 100 (c) .................... 2,000 2,025
National Bank of Canada , 4 .70% ( SOFR + 56 bps ) , 3/5/27 , Callable 3/5/26 @ 100 (c) ........ 3,585 3,589
Nationwide Building Society , 4 .00% , 9/14/26 (a) ................................. 2,000 1,995
NatWest Group PLC , 7 .47% ( H15T1Y + 285 bps ) , 11/10/26 , Callable 11/10/25 @ 100 (c) ..... 7,748 7,752
Pershing Square Holdings Ltd. , 5 .50% , 10/28/32 , Callable 8/28/32 @ 100 .............. 396 396
Phoenix Group Holdings PLC , 4 .75% ( H15T5Y + 428 bps ) , 9/4/31 , Callable 6/4/26 @ 100 (c) . 4,488 4,473
Santander UK Group Holdings PLC
6 .83% ( SOFR + 275 bps ) , 11/21/26 , Callable 11/21/25 @ 100 (c) .................. 2,850 2,853
6 .53% ( SOFR + 260 bps ) , 1/10/29 , Callable 1/10/28 @ 100 (c) .................... 2,000 2,091
4 .32% ( SOFRINDX + 107 bps ) , 9/22/29 , Callable 9/22/28 @ 100 (c) ............... 1,000 997

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Standard Chartered PLC
6 .19% ( H15T1Y + 185 bps ) , 7/6/27 , Callable 7/6/26 @ 100 (a) (c) .................. $ 2,000 $ 2,025
5 .69% ( H15T1Y + 105 bps ) , 5/14/28 , Callable 5/14/27 @ 100 (a) (c) ................ 1,000 1,020
The Toronto-Dominion Bank , 3 .63% ( USSW5 + 221 bps ) , 9/15/31 , Callable 9/15/26 @ 100 (c) . 2,500 2,482
82,826
Health Care (0.3%):
Galaxy Pipeline Assets Bidco Ltd. , 1 .75% , 9/30/27 (a) ............................. 798 778
Olympus Corp. , 2 .14% , 12/8/26 , Callable 11/8/26 @ 100 (a) ........................ 4,585 4,479
Royalty Pharma PLC , 4 .45% , 3/25/31 , Callable 2/25/31 @ 100 ...................... 2,000 1,986
Smith & Nephew PLC , 5 .15% , 3/20/27 , Callable 2/20/27 @ 100 ..................... 1,500 1,518
8,761
Industrials (0.5%):
Element Fleet Management Corp.
5 .64% , 3/13/27 , Callable 2/13/27 @ 100 (a) ................................ 3,500 3,563
6 .32% , 12/4/28 , Callable 11/4/28 @ 100 (a) ................................ 1,000 1,055
LG Energy Solution Ltd.
5 .38% , 7/2/27 (a) ................................................... 3,957 4,015
5 .25% , 4/2/28 (a) ................................................... 3,500 3,565
The Weir Group PLC , 2 .20% , 5/13/26 , Callable 4/13/26 @ 100 (a) .................... 890 877
13,075
Information Technology (0.5%):
CGI, Inc. , 4 .95% , 3/14/30 , Callable 2/14/30 @ 100 (a) ............................. 2,000 2,030
Kioxia Holdings Corp. , 6 .25% , 7/24/30 , Callable 7/24/27 @ 103.13 (a) ................. 2,500 2,582
NXP BV/NXP Funding LLC , 5 .35% , 3/1/26 , Callable 1/1/26 @ 100 .................. 3,000 3,002
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 5,677 5,910
13,524
Materials (0.4%):
Braskem Netherlands Finance B.V. , 4 .50% , 1/10/28 , Callable 10/10/27 @ 100 (a) ......... 3,500 1,570
Minera Mexico SA de CV , 5 .63% , 2/12/32 , Callable 12/12/31 @ 100 (a) ................ 3,000 3,107
Nutrien Ltd. , 4 .50% , 3/12/27 ............................................... 2,000 2,009
Rio Tinto Finance USA PLC , 4 .50% , 3/14/28 , Callable 2/14/28 @ 100 ................. 2,000 2,022
Smurfit Kappa Treasury Funding DAC , 7 .50% , 11/20/25 ........................... 3,000 3,004
11,712
Real Estate (0.2%):
Ontario Teachers' Cadillac Fairview Properties Trust , 3 .88% , 3/20/27 , Callable 12/20/26 @
100 (a) ........................................................... 4,390 4,366
Utilities (0.1%):
Algonquin Power & Utilities Corp. , 5 .37% , 6/15/26 .............................. 3,695 3,712
Total Yankee Dollars (Cost $205,127)
a
a
a
207,358
Municipal Bonds (1.1%)
Alabama (0.1%):
Black Belt Energy Gas District Revenue , Series D-2 , 6 .00% , 2/1/29 , Continuously Callable
@100 ........................................................... 2,000 2,107
Arizona (0.1%):
Arizona Industrial Development Authority Revenue
4 .51% , 10/1/26 .................................................... 500 502
4 .51% , 10/1/27 .................................................... 500 499
4 .60% , 10/1/28 .................................................... 500 498
4 .71% , 10/1/29 .................................................... 500 505
2,004
California (0.3%):
California Infrastructure & Economic Development Bank Revenue
Series B , 5 .71% , 7/1/30 .............................................. 2,780 2,840
Series B , 5 .76% , 7/1/31 .............................................. 2,560 2,620
California Municipal Finance Authority Revenue , Series B , 4 .51% , 5/15/30 , Continuously
Callable @100 ..................................................... 1,290 1,289
6,749

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Colorado (0.0%):(e)
Colorado Health Facilities Authority Revenue , Series B , 2 .80% , 12/1/26 ................ $ 435 $ 428
Georgia (0.1%):
Athens Housing Authority Revenue , 2 .32% , 12/1/25 .............................. 3,215 3,211
Illinois (0.1%):
City of Kankakee, GO (INS - Build America Mutual Assurance Co.)
4 .57% , 12/1/27 .................................................... 750 761
4 .63% , 12/1/28 .................................................... 1,000 1,020
1,781
Indiana (0.0%):(e)
Indiana Finance Authority Revenue , Series B , 2 .45% , 11/15/25 ...................... 360 360
Maryland (0.2%):
Maryland Health & Higher Educational Facilities Authority Revenue , 1 .89% , 1/1/26 ....... 4,135 4,108
Massachusetts (0.0%):(e)
Massachusetts Educational Financing Authority Revenue , Series A , 5 .52% , 7/1/35 ........ 1,250 1,264
New Jersey (0.1%):
South Jersey Transportation Authority Revenue , Series B , 2 .20% , 11/1/25 ............... 3,515 3,515
New York (0.0%):(e)
Buffalo & Erie County Industrial Land Development Corp. Revenue , Series B , 3 .35% , 11/1/25 325 325
Ohio (0.1%):
Columbus Metropolitan Housing Authority Revenue , 5 .38% , 9/1/28 , Continuously Callable
@100 ........................................................... 1,410 1,436
Texas (0.0%):(e)
San Antonio Education Facilities Corp. Revenue
1 .99% , 4/1/26 ..................................................... 860 849
2 .19% , 4/1/27 ..................................................... 525 504
1,353
Total Municipal Bonds (Cost $28,410)
a
a
a
28,641
U.S. Government Agency Mortgages (0.5%)
CoBank ACB
Series I , 6 .25% ( TSFR3M + 466 bps ) (c) (g) .................................. 5,700 5,733
Federal Home Loan Mortgage Corporation
6 .63% ( RFUCCT1Y + 163 bps ) , 4/1/35 (c) .................................. 83 83
5 .50% , 10/1/38 .................................................... 1,200 1,227
1,310
Federal National Mortgage Association
2 .50% , 4/1/27 - 8/1/27 ............................................... 1,286 1,267
1 .50% , 3/1/37 ..................................................... 2,871 2,583
4 .50% , 11/1/40 ..................................................... 2,500 2,496
6,346
Total U.S. Government Agency Mortgages (Cost $13,312)
a
a
a
13,389
U.S. Treasury Obligations (15.7%)
U.S. Treasury Notes
3 .88% , 1/15/26 .................................................... 3,000 2,999
4 .50% , 3/31/26 .................................................... 7,000 7,019
4 .63% , 9/15/26 .................................................... 56,000 56,405
4 .38% , 12/15/26 .................................................... 25,000 25,176
0 .50% , 8/31/27 .................................................... 74,000 69,968
4 .13% , 11/15/27 .................................................... 27,000 27,276
4 .00% , 6/30/28 .................................................... 55,000 55,563
3 .75% , 12/31/28 .................................................... 21,000 21,084
1 .63% , 8/15/29 .................................................... 50,000 46,516
4 .13% , 8/31/30 .................................................... 55,000 55,992

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
4 .00% , 1/31/31 .................................................... $ 56,000 $ 56,691
Total U.S. Treasury Obligations (Cost $416,724)
a
a
a
424,689
Commercial Paper (1.6%)
Consumer Discretionary (0.4%):
AutoNation, Inc.
4 .25% , 11/3/25 (a) (k) ................................................ 4,800 4,798
4 .51% , 11/5/25 (a) (k) ................................................ 6,500 6,496
11,294
Energy (0.4%):
Ovintiv, Inc. , 4 .57% , 11/20/25 (a) (k) .......................................... 10,000 9,975
Materials (0.8%):
FMC Corp.
4 .72% , 11/17/25 (a) (k) ................................................ 15,000 14,967
4 .74% , 11/24/25 (a) (k) ................................................ 6,600 6,579
21,546
Total Commercial Paper (Cost $42,818)
a
a
a
42,815
Shares
Collateral for Securities Loaned (0.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .01% (l) ........ 1,427,240 1,428
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .98% (l) ............ 1,427,240 1,427
Invesco Government & Agency Portfolio, Institutional Shares , 4 .00% (l) ................ 1,427,240 1,427
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .00% (l) . 1,427,240 1,427
Total Collateral for Securities Loaned (Cost $5,709)
a
a
a
5,709
Total Investments (Cost $2,657,011) — 99.8% 2,689,004
Other assets in excess of liabilities —  0.2% 5,665
NET ASSETS - 100.00% $ 2,694,669
At October 31, 2025, the Fund's investments in foreign securities were 8.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of October 31, 2025, the fair value of these securities was
$1,299,615 (thousands) and amounted to 48.2% of net assets.
(b) Security is interest only.
(c) Variable or Floating-Rate Security. Rate disclosed is as of October 31, 2025.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at October 31, 2025.
(e) Amount represents less than 0.05% of net assets.
(f) The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. At October 31, 2025, the Fund held unfunded or partially unfunded loan commitments of $4,500 (thousands), which included $(34)
(thousands) unrealized loss.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) Securities referencing LIBOR are expected to transition to an alternative reference rate by the security's next scheduled coupon reset date.
(i) All or a portion of this security is on loan.
(j) Currently the issuer is in default with respect to interest and/or principal payments.
(k) Rate represents the effective yield at October 31, 2025.
(l) Rate disclosed is the daily yield on October 31, 2025.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of October 31, 2025.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of October 31, 2025.
H15T7Y
—
7 Year Treasury Constant Maturity Rate, rate disclosed as of October 31, 2025.
ICE
—
Intercontinental Exchange, Inc.

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
IBA
—
ICE Benchmark Administration Limited
IBOR
—
Interbank Offered Rate
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LLLP
—
Limited Liability Limited Partnership
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
RFUCCT1Y
—
Refinitiv USD IBOR Customer Cash Fallbacks Term 1 Year, rate disclosed as of October 31, 2025
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of October 31, 2025.
SOFR90A
—
90 day average of SOFR, rate disclosed as of October 31, 2025.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of October 31, 2025.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of October 31, 2025.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of October 31, 2025, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of October 31, 2025.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of October 31, 2025.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

Schedule of Portfolio Investments
October 31, 2025
Victory Portfolios III
Victory Ultra Short-Term Bond Fund
88
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (20.0%)
ABS Auto (10.1%):
Alloya Auto Receivables Trust , Series 2025-1A , Class C , 5 .19% , 7/25/30 , Callable 6/25/28 @
100 (a) ........................................................... $ 500 $ 506
Ally Bank Auto Credit Linked Notes , Series 2025-A , Class B , 4 .65% , 6/15/33 , Callable 7/15/28
@ 100 (a) ......................................................... 672 673
Ally Bank Auto Credit-Linked Notes .........................................
Series 2025-B , Class B , 4 .50% , 9/15/33 , Callable 6/15/29 @ 100 (a) ............... 500 500
Series 2025-B , Class D , 4 .94% , 9/15/33 , Callable 6/15/29 @ 100 (a) ............... 250 250
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) ................................ 750 755
Series 2022-5A , Class C , 6 .24% , 4/20/27 (a) ................................ 250 251
Series 2023-2A , Class C , 6 .18% , 10/20/27 (a) ............................... 250 252
CarMax Auto Owner Trust , Series 2023-1 , Class D , 6 .27% , 11/15/29 , Callable 2/15/27 @ 100 500 509
CarMax Select Receivables Trust , Series 2025-B , Class C , 4 .83% , 6/16/31 , Callable 7/15/29 @
100 ............................................................. 500 498
Carvana Auto Receivables Trust ............................................
Series 2021-N1 , Class C , 1 .30% , 1/10/28 , Callable 7/10/26 @ 100 ................ 63 62
Series 2021-N2 , Class C , 1 .07% , 3/10/28 , Callable 3/10/27 @ 100 ................ 40 38
Chase Auto Owner Trust , Series 2024-3A , Class D , 5 .87% , 9/25/31 , Callable 12/25/27 @
100 (a) ........................................................... 1,060 1,085
Chesapeake Funding II LLC ...............................................
Series 2023-1A , Class A1 , 5 .65% , 5/15/35 , Callable 5/15/26 @ 100 (a) ............. 151 152
Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 132 133
Series 2023-1A , Class C , 6 .07% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 150 151
Series 2023-2A , Class A2 , 5 .33% ( SOFR30A + 110 bps ) , 10/15/35 , Callable 10/15/26 @
100 (a) (b) ......................................................... 406 408
Credit Acceptance Auto Loan Trust ..........................................
Series 2023-1A , Class A , 6 .48% , 3/15/33 , Callable 10/15/26 @ 100 (a) ............. 270 271
Series 2023-1A , Class B , 7 .02% , 5/16/33 , Callable 10/15/26 @ 100 (a) ............. 500 504
Series 2023-3A , Class A , 6 .39% , 8/15/33 , Callable 3/15/27 @ 100 (a) .............. 590 593
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 3/15/27 @ 100 (a) ............. 474 480
Ent Auto Receivables Trust ................................................
Series 2023-1A , Class A3 , 6 .24% , 1/16/29 , Callable 4/15/28 @ 100 (a) ............. 557 562
Series 2023-1A , Class B , 6 .45% , 1/15/30 , Callable 4/15/28 @ 100 (a) .............. 250 259
Enterprise Fleet Financing LLC , Series 2022-4 , Class A2 , 5 .76% , 10/22/29 , Callable 4/20/26 @
100 (a) ........................................................... 102 103
FCCU Auto Receivables Trust , Series 2024-1A , Class A4 , 5 .46% , 4/15/30 , Callable 1/15/28 @
100 (a) ........................................................... 646 659
Flagship Credit Auto Trust , Series 2019-4 , Class E , 4 .11% , 3/15/27 , Callable 11/15/25 @
100 (a) ........................................................... 298 295
Ford Credit Auto Owner Trust ..............................................
Series 2021-1 , Class D , 2 .31% , 10/17/33 , Callable 4/15/26 @ 100 (a) .............. 208 205
Series 2021-2 , Class C , 2 .11% , 5/15/34 , Callable 11/15/26 @ 100 (a) .............. 250 243
GLS Auto Receivables Issuer Trust ..........................................
Series 2021-3A , Class E , 3 .20% , 10/16/28 , Callable 4/15/26 @ 100 (a) ............. 1,250 1,237
Series 2021-4A , Class E , 4 .43% , 10/16/28 , Callable 2/15/27 @ 100 (a) ............. 250 246
Huntington Bank Auto Credit-Linked Notes ....................................
Series 2024-1 , Class B2 , 5 .58% ( SOFR30A + 140 bps ) , 5/20/32 , Callable 10/20/27 @
100 (a) (b) ......................................................... 606 607
Series 2024-2 , Class B2 , 5 .53% ( SOFR30A + 135 bps ) , 10/20/32 , Callable 6/20/28 @
100 (a) (b) ......................................................... 587 589
Series 2025-2 , Class B2 , 5 .38% ( SOFR30A + 120 bps ) , 9/20/33 , Callable 12/20/29 @
100 (a) (b) ......................................................... 895 896
LAD Auto Receivables Trust ...............................................
Series 2023-1A , Class B , 5 .59% , 8/16/27 , Callable 4/15/27 @ 100 (a) .............. 241 241
Series 2023-1A , Class C , 6 .18% , 12/15/27 , Callable 4/15/27 @ 100 (a) ............. 1,000 1,005
Series 2023-2A , Class C , 5 .58% , 9/15/28 , Callable 5/15/27 @ 100 (a) .............. 750 755
Series 2023-3A , Class B , 6 .09% , 6/15/28 , Callable 7/15/27 @ 100 (a) .............. 1,000 1,009
Lobel Automobile Receivables Trust .........................................
Series 2025-1 , Class B , 5 .20% , 4/17/28 , Callable 7/15/27 @ 100 (a) ............... 500 498
Series 2025-1 , Class C , 5 .70% , 1/15/30 , Callable 7/15/27 @ 100 (a) ............... 675 667
Merchants Fleet Funding LLC ..............................................

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-1A , Class A , 7 .21% , 5/20/36 , Callable 6/20/26 @ 100 (a) .............. $ 283 $ 285
Series 2024-1A , Class A , 5 .82% , 4/20/37 , Callable 3/20/27 @ 100 (a) .............. 314 316
Series 2024-1A , Class C , 6 .18% , 4/20/37 , Callable 3/20/27 @ 100 (a) .............. 500 510
Series 2024-1A , Class D , 6 .85% , 4/20/37 , Callable 3/20/27 @ 100 (a) .............. 225 231
Navistar Financial Dealer Note Master Owner Trust , Series 2024-1 , Class B , 5 .79% , 4/25/29 (a) 260 262
Oscar US Funding XVII LLC , Series 2024-2A , Class A3 , 4 .47% , 3/12/29 , Callable 11/10/28 @
100 (a) ........................................................... 750 752
Prestige Auto Receivables Trust ............................................
Series 2023-2A , Class B , 6 .64% , 12/15/27 , Callable 11/15/27 @ 100 (a) ............ 976 979
Series 2025-1A , Class B , 5 .34% , 11/15/28 (a) ............................... 500 504
Series 2025-1A , Class C , 5 .52% , 2/15/30 , Callable 2/15/29 @ 100 (a) .............. 177 179
Santander Bank Auto Credit-Linked Notes .....................................
Series 2023-A , Class D , 7 .08% , 6/15/33 , Callable 6/15/27 @ 100 (a) ............... 52 52
Series 2023-B , Class C , 5 .93% , 12/15/33 , Callable 12/15/27 @ 100 (a) ............. 271 274
Series 2023-B , Class D , 6 .66% , 12/15/33 , Callable 12/15/27 @ 100 (a) ............. 136 138
Series 2024-B , Class C , 5 .14% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 418 420
Series 2024-B , Class D , 5 .48% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 551 555
Securitized Term Auto Receivables Trust ......................................
Series 2025-A , Class B , 5 .04% , 7/25/31 , Callable 1/25/28 @ 100 (a) ............... 343 345
Series 2025-A , Class C , 5 .19% , 7/25/31 , Callable 1/25/28 @ 100 (a) ............... 148 149
Series 2025-B , Class B , 4 .93% , 12/29/32 , Callable 7/25/28 @ 100 (a) .............. 413 417
Series 2025-B , Class C , 5 .12% , 12/29/32 , Callable 7/25/28 @ 100 (a) .............. 413 417
Tesla Auto Lease Trust , Series 2023-B , Class A3 , 6 .13% , 9/21/26 , Callable 11/20/25 @ 100 (a) 50 50
Truist Bank Auto Credit-Linked Notes , Series 2025-1 , Class B , 4 .73% , 9/26/33 , Callable
11/25/28 @ 100 (a) .................................................. 1,151 1,152
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 10/25/26 @ 100 (a) ....... 303 306
United Auto Credit Securitization Trust , Series 2025-1 , Class B , 5 .05% , 2/10/28 , Callable
11/10/27 @ 100 (a) .................................................. 1,000 996
Western Funding Auto Loan Trust ...........................................
Series 2025-1 , Class B , 4 .98% , 9/17/35 (a) ................................. 636 620
Series 2025-1 , Class C , 5 .34% , 11/15/35 (a) ................................ 447 431
Westlake Automobile Receivables Trust .......................................
Series 2023-2A , Class B , 6 .14% , 3/15/28 , Callable 1/15/27 @ 100 (a) .............. 84 84
Series 2023-2A , Class C , 6 .29% , 3/15/28 , Callable 1/15/27 @ 100 (a) .............. 500 502
Series 2023-P1 , Class C , 6 .44% , 6/15/27 , Callable 8/15/26 @ 100 (a) .............. 129 130
Series 2025-1A , Class A2B , 4 .71% ( SOFR30A + 48 bps ) , 1/18/28 (a) (b) ............. 749 750
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2024-1A , Class A2 , 4 .86% ( TSFR1M + 83 bps ) , 2/18/39 (a) (b) ............... 508 509
Series 2025-3A , Class C , 4 .79% , 9/18/40 (a) ................................ 500 498
30,960
ABS Card (0.3%):
Evergreen Credit Card Trust , Series 2025-CRT5 , Class B , 5 .24% , 5/15/29 (a) ............. 507 513
Master Credit Card Trust II , Series 2023-1A , Class C , 5 .87% , 6/21/27 (a) ............... 500 500
1,013
ABS Other (9.6%):
Aligned Data Centers Issuer LLC , Series 2021-1A , Class A2 , 1 .94% , 8/15/46 , Callable
11/15/25 @ 100 (a) .................................................. 1,500 1,465
Amur Equipment Finance Receivables X LLC , Series 2022-1A , Class B , 2 .20% , 1/20/28 ,
Callable 11/20/25 @ 100 (a) ........................................... 34 34
Amur Equipment Finance Receivables XI LLC , Series 2022-2A , Class A2 , 5 .30% , 6/21/28 ,
Callable 6/20/26 @ 100 (a) ............................................ 77 78
Amur Equipment Finance Receivables XII LLC , Series 2023-1A , Class A2 , 6 .09% , 12/20/29 ,
Callable 6/20/27 @ 100 (a) ............................................ 164 166
Auxilior Term Funding LLC , Series 2024-1A , Class A2 , 5 .84% , 3/15/27 (a) .............. 197 198
Blue Bridge Funding LLC , Series 2023-1A , Class A , 7 .37% , 11/15/30 , Callable 1/15/27 @
100 (a) ........................................................... 163 164
CCG Receivables Trust ...................................................
Series 2023-1 , Class A2 , 5 .82% , 9/16/30 , Callable 8/14/26 @ 100 (a) .............. 167 168
Series 2023-2 , Class A2 , 6 .28% , 4/14/32 , Callable 5/14/27 @ 100 (a) .............. 196 199
Series 2023-2 , Class B , 6 .21% , 4/14/32 , Callable 5/14/27 @ 100 (a) ............... 500 513
Series 2025-1 , Class A2 , 4 .48% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............ 750 753
Series 2025-1 , Class C , 4 .89% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............. 500 503

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Clarus Capital Funding LLC , Series 2024-1A , Class B , 4 .79% , 8/20/32 , Callable 2/20/28 @
100 (a) ........................................................... $ 240 $ 241
Cloud Capital Holdco LP , Series 2024-1A , Class A2 , 5 .78% , 11/22/49 , Callable 11/22/27 @
100 (a) ........................................................... 500 505
CP EF Asset Securitization II LLC , Series 2023-1A , Class A , 7 .48% , 3/15/32 , Callable 6/15/27
@ 100 (a) ......................................................... 217 219
Crossroads Asset Trust ...................................................
Series 2024-A , Class A2 , 5 .90% , 8/20/30 , Callable 1/20/28 @ 100 (a) .............. 601 607
Series 2025-A , Class A2 , 4 .91% , 2/20/32 , Callable 1/20/29 @ 100 (a) .............. 500 503
Series 2025-A , Class B , 5 .20% , 2/20/32 , Callable 1/20/29 @ 100 (a) ............... 152 154
CyrusOne Data Centers Issuer I LLC .........................................
Series 2024-2A , Class A2 , 4 .50% , 5/20/49 , Callable 5/20/27 @ 100 (a) ............. 233 229
Series 2025-1A , Class A2 , 5 .91% , 2/20/50 , Callable 2/20/28 @ 100 (a) ............. 224 231
Dell Equipment Finance Trust ..............................................
Series 2023-1 , Class C , 6 .22% , 9/22/28 , Callable 11/22/25 @ 100 (a) .............. 1,000 1,001
Series 2024-2 , Class D , 5 .29% , 2/24/31 , Callable 4/22/27 @ 100 (a) ............... 254 256
Series 2025-1 , Class C , 5 .25% , 2/24/31 , Callable 12/22/27 @ 100 (a) .............. 300 304
Series 2025-2 , Class C , 4 .53% , 3/24/31 , Callable 6/22/28 @ 100 (a) ............... 850 849
Dext ABS LLC ........................................................
Series 2023-1 , Class A2 , 5 .99% , 3/15/32 , Callable 4/15/27 @ 100 (a) .............. 235 236
Series 2023-2 , Class B , 6 .41% , 5/15/34 , Callable 1/15/28 @ 100 (a) ............... 750 762
Series 2025-1 , Class C , 5 .39% , 8/15/35 , Callable 4/15/29 @ 100 (a) ............... 1,000 1,004
DLLAA LLC , Series 2025-1A , Class A3 , 4 .95% , 9/20/29 , Callable 6/20/29 @ 100 (a) ...... 522 531
Ford Credit Floorplan Master Owner Trust A , Series 2025-1 , Class A2 , 5 .03%
( SOFR30A + 80 bps ) , 4/15/30 (b) ......................................... 500 503
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2025-1 , Class A2 , 4 .52% , 10/15/27 (a) ............................... 750 752
Series 2025-1 , Class A3 , 4 .49% , 4/16/29 (a) ................................ 500 505
HPEFS Equipment Trust ..................................................
Series 2022-3A , Class C , 6 .13% , 8/20/29 , Callable 4/20/26 @ 100 (a) .............. 10 10
Series 2023-2A , Class B , 6 .25% , 1/21/31 , Callable 12/20/26 @ 100 (a) ............. 1,000 1,001
Series 2024-1A , Class D , 5 .82% , 11/20/31 , Callable 8/20/27 @ 100 (a) ............. 520 526
Series 2025-2A , Class C , 4 .41% , 11/22/32 , Callable 6/20/29 @ 100 (a) ............. 500 498
Series 2025-2A , Class D , 4 .77% , 5/20/33 , Callable 6/20/29 @ 100 (a) .............. 374 373
Kubota Credit Owner Trust , Series 2025-1A , Class A2 , 4 .61% , 12/15/27 (a) ............. 750 752
MMP Capital LLC , Series 2025-A , Class A , 5 .36% , 12/15/31 , Callable 3/15/29 @ 100 (a) ... 351 354
Navistar Financial Dealer Note Master Owner Trust , Series 2025-1 , Class C , 4 .72% , 9/25/30 (a) 301 299
New Economy Assets - Phase 1 Sponsor LLC , Series 2021-1 , Class B1 , 2 .41% , 10/20/61 ,
Callable 11/20/25 @ 100 (a) ........................................... 293 188
NMEF Funding LLC ....................................................
Series 2022-B , Class A2 , 6 .07% , 6/15/29 , Callable 7/15/26 @ 100 (a) .............. 27 27
Series 2023-A , Class A2 , 6 .57% , 6/17/30 , Callable 7/15/27 @ 100 (a) .............. 177 178
Series 2024-A , Class A2 , 5 .15% , 12/15/31 , Callable 1/15/28 @ 100 (a) ............. 305 307
Series 2024-A , Class B , 5 .32% , 12/15/31 , Callable 1/15/28 @ 100 (a) .............. 650 652
Series 2025-A , Class A2 , 4 .72% , 7/15/32 , Callable 9/15/28 @ 100 (a) .............. 437 437
Series 2025-A , Class B , 5 .18% , 7/15/32 , Callable 9/15/28 @ 100 (a) ............... 709 719
Series 2025-A , Class C , 5 .79% , 7/15/32 , Callable 9/15/28 @ 100 (a) ............... 450 455
Series 2025-B , Class A2 , 4 .64% , 1/18/33 , Callable 2/15/29 @ 100 (a) .............. 500 501
Series 2025-B , Class B , 4 .73% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 500 503
Series 2025-B , Class C , 5 .17% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 300 300
NP SPE II LLC , Series 2017-1A , Class A1 , 3 .37% , 10/21/47 (a) ...................... 92 90
NP SPE X LP , Series 2019-2A , Class C1 , 6 .44% , 11/19/49 (a) ....................... 346 334
Pawnee Equipment Receivables LLC , Series 2022-1 , Class B , 5 .40% , 7/17/28 , Callable 7/15/26
@ 100 (a) ......................................................... 695 696
PEAC Solutions Receivables LLC ...........................................
Series 2024-2A , Class A3 , 4 .65% , 10/20/31 , Callable 6/20/27 @ 100 (a) ............ 571 574
Series 2025-1A , Class A2 , 4 .94% , 10/20/28 , Callable 8/20/28 @ 100 (a) ............ 500 503
Series 2025-1A , Class A3 , 5 .04% , 7/20/32 , Callable 8/20/28 @ 100 (a) ............. 419 425
Post Road Equipment Finance LLC ..........................................
Series 2025-1A , Class A2 , 4 .90% , 5/15/31 , Callable 8/15/28 @ 100 (a) ............. 500 503
Series 2025-1A , Class B , 5 .04% , 5/15/31 , Callable 8/15/28 @ 100 (a) .............. 164 165
Series 2025-1A , Class C , 5 .13% , 5/15/31 , Callable 8/15/28 @ 100 (a) .............. 259 262
Progress Residential Trust , Series 2021-SFR5 , Class B , 1 .66% , 7/17/38 (a) (c) ............ 600 591

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Stack Infrastructure Issuer LLC , Series 2023-1A , Class A2 , 5 .90% , 3/25/48 , Callable 3/25/26
@ 100 (a) ......................................................... $ 400 $ 404
Switch ABS Issuer LLC , Series 2025-1A , Class A2 , 5 .04% , 3/25/55 , Callable 3/25/28 @
100 (a) ........................................................... 250 248
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 8/12/27 @ 100 (a) ............. 356 362
Series 2024-1A , Class C , 6 .25% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............. 400 411
Series 2025-1A , Class A3 , 4 .96% , 5/12/33 , Callable 8/12/29 @ 100 (a) ............. 261 265
VFI ABS LLC , Series 2025-1A , Class A , 4 .78% , 6/24/30 , Callable 7/24/28 @ 100 (a) ...... 689 691
Wingspire Equipment Finance LLC ..........................................
Series 2024-1A , Class C , 5 .28% , 9/20/32 , Callable 10/20/27 @ 100 (a) ............. 292 292
Series 2024-1A , Class D , 6 .31% , 9/20/32 , Callable 10/20/27 @ 100 (a) ............. 150 152
Series 2025-1A , Class C , 4 .76% , 9/20/33 , Callable 2/20/29 @ 100 (a) .............. 474 469
Series 2025-1A , Class D , 5 .45% , 9/20/33 , Callable 2/20/29 @ 100 (a) .............. 310 310
29,460
Total Asset-Backed Securities (Cost $61,276)
a
a
a
61,433
Collateralized Loan Obligations (0.9%)
Cash Flow CLO (0.9%):
CIFC Funding IV Ltd. , Series 2017-4A , Class A1R , 5 .08% ( TSFR3M + 121 bps ) , 10/24/30 ,
Callable 1/24/26 @ 100 (a) (b) .......................................... 109 109
Palmer Square Loan Funding Ltd. ...........................................
Series 2022-3A , Class A1BR , 5 .30% ( TSFR3M + 140 bps ) , 4/15/31 , Callable 1/15/26 @
100 (a) (b) ......................................................... 500 500
Series 2022-3A , Class BR , 5 .90% ( TSFR3M + 200 bps ) , 4/15/31 , Callable 1/15/26 @
100 (a) (b) ......................................................... 500 500
Series 2024-3A , Class A2 , 5 .88% ( TSFR3M + 165 bps ) , 8/8/32 , Callable 11/8/25 @
100 (a) (b) ......................................................... 750 750
Venture CLO Ltd. , Series 2024-49A , Class X , 5 .23% ( TSFR3M + 135 bps ) , 4/20/37 , Callable
4/20/26 @ 100 (a) (b) ................................................. 553 553
Voya CLO Ltd. , Series 2019-2A , Class AR , 5 .08% ( TSFR3M + 120 bps ) , 7/20/32 , Callable
1/20/26 @ 100 (a) (b) ................................................. 346 346
2,758
Total Collateralized Loan Obligations (Cost $2,758)
a
a
a
2,758
Collateralized Mortgage Obligations (11.3%)
Agency ABS Other (0.7%):
Government National Mortgage Association ....................................
Series 2025-139 , Class EA , 4 .00% , 3/20/65 ................................ 495 488
Series 2025-150 , Class QD , 4 .50% , 7/20/51 ................................ 1,494 1,486
1,974
Agency CMO Other (2.6%):
Federal Home Loan Mortgage Corporation .....................................
Series 5450 , Class KA , 4 .50% , 6/25/51 ................................... 249 248
Series 5478 , Class J , 5 .50% , 3/25/51 ..................................... 789 796
Federal National Mortgage Association .......................................
Series 2025-40 , Class B , 5 .00% , 10/25/50 ................................. 664 666
Series 2025-61 , Class DA , 4 .50% , 9/25/51 ................................. 732 727
Government National Mortgage Association ....................................
Series 2023-128 , Class KA , 6 .00% , 6/20/47 ................................ 315 318
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 404 406
Series 2023-149 , Class D , 5 .50% , 9/20/47 ................................. 212 214
Series 2023-168 , Class GB , 6 .00% , 2/20/50 ................................ 628 635
Series 2024-160 , Class H , 4 .00% , 9/20/62 ................................. 684 684
Series 2024-19 , Class AD , 5 .00% , 6/20/53 ................................. 425 427
Series 2024-97 , Class MC , 5 .00% , 1/20/64 ................................. 278 279
Series 2025-131 , Class CE , 4 .50% , 12/20/53 ............................... 1,135 1,134
Series 2025-131 , Class QD , 4 .50% , 7/20/51 ................................ 743 741
Series 2025-139 , Class DT , 5 .00% , 3/20/65 ................................ 743 744
8,019

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Agency Commercial MBS (0.3%):
Federal Home Loan Mortgage Corporation , Series K536 , Class AS , 4 .81% ( SOFR30A + 50 bps ) ,
11/25/29 (b) ....................................................... $ 1,000 $ 999
Commercial MBS (7.7%):
ALA Trust ............................................................
Series 2025-OANA , Class A , 5 .78% ( TSFR1M + 174 bps ) , 6/15/40 (a) (b) (c) .......... 850 854
Series 2025-OANA , Class B , 5 .88% ( TSFR1M + 184 bps ) , 6/15/40 (a) (b) (c) .......... 500 503
Atrium Hotel Portfolio Trust ...............................................
Series 2025-ATRM , Class A , 5 .68% ( TSFR1M + 165 bps ) , 8/15/42 (a) (b) (c) .......... 250 250
Series 2025-ATRM , Class B , 6 .13% ( TSFR1M + 210 bps ) , 8/15/42 (a) (b) (c) .......... 979 978
BBCMS Mortgage Trust , Series 2019-BWAY , Class B , 5 .46% ( TSFR1M + 142 bps ) , 11/15/34 (a)
(b) (c) ........................................................... 1,000 15
BLP Commercial Mortgage Trust , Series 2025-IND , Class B , 5 .58% ( TSFR1M + 155 bps ) ,
3/15/42 (a) (b) (c) .................................................... 750 747
BPR Trust , Series 2021-TY , Class B , 5 .30% ( TSFR1M + 126 bps ) , 9/15/38 (a) (b) (c) ......... 435 434
BX Commercial Mortgage Trust ............................................
Series 2021-VOLT , Class C , 5 .25% ( TSFR1M + 121 bps ) , 9/15/36 (a) (b) (c) ........... 727 726
Series 2021-XL2 , Class C , 5 .34% ( TSFR1M + 131 bps ) , 10/15/38 (a) (b) (c) ........... 700 699
BX Mortgage Trust , Series 2021-PAC , Class C , 5 .25% ( TSFR1M + 121 bps ) , 10/15/36 (a) (b) (c) 1,000 996
BX Trust .............................................................
Series 2021-RISE , Class B , 5 .40% ( TSFR1M + 136 bps ) , 11/15/36 (a) (b) (c) ........... 423 422
Series 2022-CLS , Class A , 5 .76% , 10/13/27 (a) (c) ............................ 234 236
Series 2022-LBA6 , Class B , 5 .33% ( TSFR1M + 130 bps ) , 1/15/39 (a) (b) (c) ........... 500 499
Series 2022-LBA6 , Class C , 5 .63% ( TSFR1M + 160 bps ) , 1/15/39 (a) (b) (c) ........... 1,000 998
Series 2025-GW , Class B , 5 .88% ( TSFR1M + 185 bps ) , 7/15/42 (a) (b) (c) ............ 500 501
Series 2025-ROIC , Class A , 5 .18% ( TSFR1M + 114 bps ) , 3/15/30 (a) (b) (c) ........... 388 387
CEDR Commercial Mortgage Trust , Series 2022-SNAI , Class B , 5 .37% ( TSFR1M + 134 bps ) ,
2/15/39 (a) (b) (c) .................................................... 1,000 961
COMM Mortgage Trust ..................................................
Series 2019-521F , Class B , 5 .28% ( TSFR1M + 125 bps ) , 6/15/34 (a) (b) (c) ............ 1,500 1,389
Series 2024-277P , Class A , 6 .34% , 8/10/44 (a) (c) ............................. 300 316
GFH Mortgage Trust ....................................................
Series 2025-IND , Class A , 5 .15% , 6/15/33 (a) (c) ............................. 250 253
Series 2025-IND , Class B , 5 .55% , 6/15/33 (a) (c) ............................. 800 807
GS Mortgage Securities Corp. Trust ..........................................
Series 2017-GPTX , Class A , 2 .86% , 5/10/34 (a) (c) ........................... 849 734
Series 2023-SHIP , Class B , 4 .94% , 9/10/38 (a) (c) (d) .......................... 600 599
Hilton USA Trust , Series 2016-HHV , Class A , 3 .72% , 11/5/38 (a) (c) ................... 250 248
HYT Commercial Mortgage Trust , Series 2024-RGCY , Class A , 5 .87% ( TSFR1M + 184 bps ) ,
9/15/41 (a) (b) (c) .................................................... 500 501
J.P. Morgan Chase Commercial Mortgage Securities Trust , Series 2021-MHC , Class A , 5 .20%
( TSFR1M + 116 bps ) , 4/15/38 (a) (b) (c) ..................................... 866 865
LBA Trust , Series 2024-7IND , Class B , 5 .77% ( TSFR1M + 174 bps ) , 10/15/41 (a) (b) (c) ...... 455 455
Manhattan West Mortgage Trust , Series 2020-1MW , Class A , 2 .13% , 9/10/39 (a) (c) ........ 750 716
MHC Commercial Mortgage Trust , Series 2021-MHC , Class B , 5 .25% ( TSFR1M + 122 bps ) ,
4/15/38 (a) (b) (c) .................................................... 800 799
ONE Mortgage Trust , Series 2021-PARK , Class B , 5 .10% ( TSFR1M + 106 bps ) , 3/15/36 (a) (b)
(c) ............................................................. 1,000 976
One New York Plaza Trust , Series 2020-1NYP , Class A , 5 .10% ( TSFR1M + 106 bps ) , 1/15/36 (a)
(b) (c) ........................................................... 875 855
SHR Trust ............................................................
Series 2024-LXRY , Class A , 5 .98% ( TSFR1M + 195 bps ) , 10/15/41 (a) (b) (c) .......... 421 421
Series 2024-LXRY , Class B , 6 .48% ( TSFR1M + 245 bps ) , 10/15/41 (a) (b) (c) .......... 500 501
SMRT , Series 2022-MINI , Class B , 5 .38% ( TSFR1M + 135 bps ) , 1/15/39 (a) (b) (c) .......... 1,300 1,295
SWCH Commercial Mortgage Trust , Series 2025-DATA , Class A , 5 .48% ( TSFR1M + 144 bps ) ,
2/15/42 (a) (b) (c) .................................................... 1,000 993
Wells Fargo Commercial Mortgage Trust , Series 2025-HI , Class A , 5 .73% ( TSFR1M + 169 bps ) ,
10/15/42 (a) (b) (c) ................................................... 750 751
23,680
Total Collateralized Mortgage Obligations (Cost $35,873)
a
a
a
34,672

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Senior Secured Loans (0.9%)
Financials (0.2%):
Delos Finance SARL, Term, First Lien , 5 .75% ( SOFR03M + 175 bps ) , 10/29/27 (b) ......... $ 571 $ 573
Industrials (0.3%):
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), 2025 Replacement Term Loan ,
4/20/28 (e) ........................................................ 997 998
Materials (0.4%):
Celanese US Holdings LLC, Delayed Draw Term Loan, First Lien , 0 .01% , 3/13/26 (f) ...... 1,250 1,241
Total Senior Secured Loans (Cost $2,815)
a
a
a
2,812
Corporate Bonds (25.5%)
Consumer Discretionary (1.6%):
Daimler Truck Finance North America LLC , 5 .14% ( SOFR + 96 bps ) , 9/25/27 (a) (b) ........ 750 753
General Motors Financial Co., Inc. , 5 .35% ( SOFRINDX + 117 bps ) , 4/4/28 (b) ............ 1,000 1,000
Las Vegas Sands Corp. , 5 .63% , 6/15/28 , Callable 5/15/28 @ 100 ..................... 500 511
Mattel, Inc. , 5 .88% , 12/15/27 , Callable 12/5/25 @ 101.47 (a) ........................ 500 501
Nissan Motor Acceptance Co. LLC
2 .00% , 3/9/26 , Callable 2/9/26 @ 100 (a) .................................. 500 493
5 .30% , 9/13/27 (a) .................................................. 500 498
Stellantis Finance US, Inc. , 5 .35% , 3/17/28 , Callable 2/17/28 @ 100 (a) ................ 500 506
Volkswagen Group of America Finance LLC , 4 .55% , 9/11/28 , Callable 8/11/28 @ 100 (a) ... 750 753
5,015
Consumer Staples (0.6%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC , 5 .88% , 2/15/28 ,
Callable 12/5/25 @ 100 (a) ............................................ 750 751
Smithfield Foods, Inc. , 4 .25% , 2/1/27 , Callable 11/1/26 @ 100 (a) .................... 1,000 995
1,746
Energy (1.4%):
Energy Transfer LP , 6 .50% ( H15T5Y + 569 bps ) , Callable 11/15/26 @ 100 (b) (g) ........... 750 754
EQT Corp. , 7 .50% , 6/1/27 , Callable 11/15/25 @ 101.88 ........................... 1,250 1,271
Sunoco LP/Sunoco Finance Corp. , 6 .00% , 4/15/27 , Callable 12/5/25 @ 100 ............. 1,000 1,001
Vnom Sub, Inc. , 5 .38% , 11/1/27 (a) .......................................... 1,250 1,250
4,276
Financials (15.4%):
Ally Financial, Inc. , 4 .70% ( H15T5Y + 387 bps ) , Callable 5/15/26 @ 100 (b) (g) ........... 250 245
American Express Co. , 5 .42% ( SOFR + 126 bps ) , 4/25/29 , Callable 4/25/28 @ 100 (b) ....... 750 759
American Honda Finance Corp. , 5 .06% ( SOFR + 82 bps ) , 3/3/28 (b) .................... 1,000 1,000
American National Group, Inc. , 5 .75% , 10/1/29 , Callable 9/1/29 @ 100 ................ 500 516
Antares Holdings LP , 3 .95% , 7/15/26 , Callable 6/15/26 @ 100 (a) (h) .................. 1,500 1,490
Ares Capital Corp. , 3 .88% , 1/15/26 , Callable 12/15/25 @ 100 ....................... 1,000 998
Athene Global Funding , 5 .39% ( SOFRINDX + 121 bps ) , 3/25/27 (a) (b) .................. 1,000 1,007
Bank of America NA , 5 .29% ( SOFR + 102 bps ) , 8/18/26 , Callable 7/17/26 @ 100 (b) ........ 500 503
Blackstone Private Credit Fund , 4 .95% , 9/26/27 , Callable 8/26/27 @ 100 ............... 500 502
Blackstone Secured Lending Fund , 3 .63% , 1/15/26 , Callable 12/15/25 @ 100 ............ 1,000 997
Blue Owl Capital Corp.
2 .63% , 1/15/27 , Callable 12/15/26 @ 100 ................................. 750 730
3 .13% , 4/13/27 , Callable 3/13/27 @ 100 .................................. 500 487
Blue Owl Credit Income Corp. , 3 .13% , 9/23/26 , Callable 8/23/26 @ 100 ............... 1,500 1,479
BMW US Capital LLC , 5 .10% ( SOFRINDX + 92 bps ) , 3/21/28 (a) (b) ................... 1,000 1,005
Capital Impact Partners , 5 .34% , 8/1/30 , Callable 5/1/30 @ 100 ...................... 650 664
Citibank NA , 4 .98% ( SOFR + 71 bps ) , 11/19/27 , Callable 11/19/26 @ 100 (b) ............. 500 501
Citigroup, Inc.
3 .88% ( H15T5Y + 342 bps ) , Callable 2/18/26 @ 100 (b) (g) ...................... 750 745
4 .00% ( H15T5Y + 360 bps ) , Callable 12/10/25 @ 100 (b) (g) ..................... 127 127
Citizens Financial Group, Inc. , 4 .00% ( H15T5Y + 322 bps ) , Callable 10/6/26 @ 100 (b) (g) .... 750 737
Clearinghouse Community Development Financial Institution , 7 .00% , 10/15/30 , Callable
9/15/30 @ 100 (a) ................................................... 770 812
CNO Global Funding , 4 .88% , 12/10/27 (a) ..................................... 1,000 1,012

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Corebridge Global Funding
5 .48% ( SOFR + 130 bps ) , 9/25/26 (a) (b) .................................... $ 295 $ 297
4 .92% ( SOFR + 75 bps ) , 1/7/28 (a) (b) ...................................... 1,000 999
Credit Acceptance Corp. , 9 .25% , 12/15/28 , Callable 12/15/25 @ 104.63 (a) .............. 429 450
F&G Global Funding
5 .88% , 6/10/27 (a) .................................................. 500 512
5 .55% ( SOFR + 133 bps ) , 9/8/28 (a) (b) ..................................... 750 754
Ford Motor Credit Co. LLC
7 .17% ( SOFR + 295 bps ) , 3/6/26 (b) ....................................... 500 503
5 .60% ( SOFR + 145 bps ) , 11/5/26 (b) ...................................... 750 750
GA Global Funding Trust , 4 .40% , 9/23/27 (a) ................................... 500 501
Glencore Funding LLC , 5 .24% ( SOFRINDX + 106 bps ) , 4/4/27 (a) (b) ................... 1,000 1,004
Goldman Sachs Private Credit Corp. , 5 .38% , 1/31/29 , Callable 12/31/28 @ 100 (a) ........ 500 501
HAT Holdings I LLC/HAT Holdings II LLC , 8 .00% , 6/15/27 , Callable 3/15/27 @ 100 (a) .... 1,250 1,299
Hercules Capital, Inc. , 2 .63% , 9/16/26 , Callable 8/16/26 @ 100 ...................... 1,000 982
Horace Mann Educators Corp. , 4 .70% , 10/1/30 , Callable 9/1/30 @ 100 ................ 250 248
Hyundai Capital America, Inc. , 5 .22% ( SOFR + 104 bps ) , 3/19/27 (a) (b) ................. 1,000 1,004
JPMorgan Chase & Co. , 4 .94% ( SOFR + 77 bps ) , 9/22/27 , Callable 9/22/26 @ 100 (b) ....... 1,000 1,002
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. , 4 .75% , 6/15/29 ,
Callable 12/5/25 @ 101.19 (a) .......................................... 500 491
MassMutual Global Funding II , 4 .91% ( SOFR + 74 bps ) , 4/9/27 (a) (b) .................. 750 753
Mercedes-Benz Finance North America LLC , 5 .11% ( SOFR + 93 bps ) , 3/31/28 (a) (b) ........ 1,000 1,004
MGIC Investment Corp. , 5 .25% , 8/15/28 , Callable 11/20/25 @ 100 ................... 1,000 1,000
Morgan Stanley , 5 .19% ( SOFR + 102 bps ) , 4/13/28 , Callable 4/13/27 @ 100 (b) ............ 1,000 1,005
New York Life Global Funding , 5 .11% ( SOFRINDX + 93 bps ) , 4/2/26 (a) (b) .............. 750 752
NextEra Energy Capital Holdings, Inc. , 4 .95% ( SOFRINDX + 80 bps ) , 2/4/28 (b) .......... 1,000 1,006
NMI Holdings, Inc. , 6 .00% , 8/15/29 , Callable 7/15/29 @ 100 ....................... 250 259
Pacific Life Global Funding II , 4 .85% ( SOFR + 62 bps ) , 6/4/26 (a) (b) ................... 100 100
PayPal Holdings, Inc. , 4 .89% ( SOFR + 67 bps ) , 3/6/28 (b) ........................... 750 752
Protective Life Global Funding , 5 .21% , 4/14/26 (a) ............................... 1,000 1,004
Reliance Standard Life Global Funding II , 5 .24% , 2/2/26 (a) ........................ 1,300 1,302
Repsol E&P Capital Markets US LLC , 4 .81% , 9/16/28 , Callable 8/16/28 @ 100 (a) ........ 316 317
RGA Global Funding , 4 .35% , 8/25/28 (a) ...................................... 500 501
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. , 2 .88% , 10/15/26 , Callable 12/5/25 @
100 (a) ........................................................... 1,250 1,228
Santander Holdings USA, Inc. , 5 .47% ( SOFR + 161 bps ) , 3/20/29 , Callable 3/20/28 @ 100 (b) . 1,400 1,424
Sixth Street Specialty Lending, Inc. , 2 .50% , 8/1/26 , Callable 7/1/26 @ 100 (h) ............ 1,000 984
Starwood Property Trust, Inc. , 3 .63% , 7/15/26 , Callable 1/15/26 @ 100 (a) .............. 500 496
Texas Capital Bancshares, Inc. , 4 .00% ( H15T5Y + 315 bps ) , 5/6/31 , Callable 5/6/26 @ 100 (b) . 400 394
Texas Capital Bank NA , 5 .25% , 1/31/26 ...................................... 1,000 980
The Bank of New York Mellon Corp. , 4 .90% ( SOFRINDX + 68 bps ) , 6/9/28 , Callable 6/9/27 @
100 (b) ........................................................... 1,000 1,000
The Charles Schwab Corp. , 4 .00% ( H15T5Y + 317 bps ) , Callable 6/1/26 @ 100 (b) (g) ....... 500 495
The Goldman Sachs Group, Inc. , 5 .46% ( SOFR + 129 bps ) , 4/23/28 , Callable 4/23/27 @ 100 (b) 1,000 1,008
Truist Financial Corp. , 5 .14% ( TSFR3M + 93 bps ) , 5/15/27 , Callable 12/5/25 @ 100 (b) (h) .... 717 712
Veritex Holdings, Inc. , 7 .88% ( TSFR3M + 400 bps ) , 10/15/30 , Callable 1/15/26 @ 100 (b) .... 500 498
Wells Fargo & Co. , 3 .90% ( H15T5Y + 345 bps ) , Callable 3/15/26 @ 100 (b) (g) ............ 750 745
47,332
Health Care (2.1%):
Centene Corp. , 4 .25% , 12/15/27 , Callable 11/20/25 @ 100.71 ....................... 1,250 1,231
Charles River Laboratories International, Inc. , 4 .25% , 5/1/28 , Callable 11/20/25 @ 100.71 (a) . 1,000 986
CommonSpirit Health , 4 .35% , 9/1/30 , Callable 6/1/30 @ 100 ....................... 750 748
HCA, Inc. , 5 .11% ( SOFR + 87 bps ) , 3/1/28 , Callable 2/1/28 @ 100 (b) .................. 1,250 1,256
Lifespan Corp. , 5 .05% , 2/15/30 , Callable 8/15/29 @ 100 ........................... 250 252
Little Co. of Mary Hospital of Indiana, Inc. , 1 .97% , 11/1/25 ........................ 670 670
PeaceHealth Obligated Group
1 .38% , 11/15/25 .................................................... 1,000 998
4 .34% , 11/15/28 , Callable 8/15/28 @ 100 .................................. 350 352
6,493
Industrials (2.4%):
American Airlines Pass Through Trust , 3 .58% , 1/15/28 ............................ 257 253
Hawaiian Airlines Pass Through Certificates , 3 .90% , 1/15/26 ........................ 1,244 1,236

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Regal Rexnord Corp. , 6 .05% , 2/15/26 ........................................ $ 1,400 $ 1,403
Southwest Airlines Co. , 4 .38% , 11/15/28 , Callable 10/15/28 @ 100 ................... 1,000 998
United Airlines Pass Through Trust , 4 .88% , 1/15/26 .............................. 460 458
United Airlines, Inc. , 4 .38% , 4/15/26 , Callable 12/5/25 @ 100 (a) ..................... 1,000 998
United Rentals North America, Inc. , 3 .88% , 11/15/27 , Callable 11/15/25 @ 100 .......... 1,000 987
XPO, Inc. , 6 .25% , 6/1/28 , Callable 11/15/25 @ 103.13 (a) .......................... 1,000 1,021
7,354
Information Technology (0.1%):
Hewlett Packard Enterprise Co. , 5 .16% ( SOFR + 96 bps ) , 9/15/28 (b) ................... 500 502
Materials (0.2%):
Fortitude Group Holdings LLC , 6 .25% , 4/1/30 , Callable 1/1/30 @ 100 (a) ............... 250 259
Sasol Financing USA LLC , 4 .38% , 9/18/26 , Callable 8/18/26 @ 100 .................. 500 497
756
Real Estate (0.6%):
Boston Properties LP , 3 .65% , 2/1/26 , Callable 11/20/25 @ 100 ...................... 500 499
EPR Properties , 4 .50% , 6/1/27 , Callable 3/1/27 @ 100 ............................ 500 500
Stellantis Financial Services US Corp. , 5 .89% ( SOFR + 169 bps ) , 9/15/28 (a) (b) (h) ......... 750 753
1,752
Utilities (1.1%):
Dominion Energy, Inc. , 4 .35% ( H15T5Y + 320 bps ) , Callable 1/15/27 @ 100 (b) (g) ......... 500 493
FirstEnergy Pennsylvania Electric Co. , 3 .60% , 6/1/29 , Callable 3/1/29 @ 100 (a) .......... 330 323
Monongahela Power Co. , 3 .55% , 5/15/27 , Callable 2/15/27 @ 100 (a) .................. 968 960
The Southern Co. , 4 .00% ( H15T5Y + 373 bps ) , 1/15/51 , Callable 11/17/25 @ 100 (b) ........ 500 499
Vistra Operations Co. LLC , 5 .63% , 2/15/27 , Callable 11/15/25 @ 100 (a) ............... 1,000 1,000
3,275
Total Corporate Bonds (Cost $77,975)
a
a
a
78,501
Yankee Dollars (15.0%)
Consumer Discretionary (1.0%):
Carnival Corp. , 5 .13% , 5/1/29 , Callable 2/1/29 @ 100 (a) ........................... 600 607
Royal Caribbean Cruises Ltd. , 5 .50% , 8/31/26 , Callable 2/28/26 @ 100 (a) .............. 1,250 1,254
VOC Escrow Ltd. , 5 .00% , 2/15/28 , Callable 12/5/25 @ 100.83 (a) .................... 1,156 1,153
3,014
Energy (0.3%):
Var Energi ASA , 7 .50% , 1/15/28 , Callable 12/15/27 @ 100 (a) ....................... 750 794
Financials (11.1%):
ABN AMRO Bank NV
5 .96% ( SOFRINDX + 178 bps ) , 9/18/27 , Callable 9/18/26 @ 100 (a) (b) ............. 1,000 1,009
6 .34% ( H15T1Y + 165 bps ) , 9/18/27 , Callable 9/18/26 @ 100 (a) (b) ................ 480 489
Avolon Holdings Funding Ltd. , 4 .95% , 1/15/28 , Callable 12/15/27 @ 100 (a) ............ 500 505
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand , 5 .62% ,
12/10/29 , Callable 11/10/29 @ 100 (a) .................................... 337 350
Banco Santander SA , 5 .59% ( SOFR + 138 bps ) , 3/14/28 , Callable 3/14/27 @ 100 (b) ........ 1,500 1,510
Bank of Montreal , 4 .82% ( SOFRINDX + 62 bps ) , 9/15/26 , MTN (b) .................... 1,500 1,503
Barclays PLC
7 .33% ( H15T1Y + 305 bps ) , 11/2/26 (b) .................................... 500 500
5 .83% ( SOFR + 221 bps ) , 5/9/27 , Callable 5/9/26 @ 100 (b) ...................... 1,000 1,008
BBVA Global Finance Ltd. , 7 .00% , 12/1/25 .................................... 1,053 1,054
Beazley Insurance DAC , 5 .50% , 9/10/29 ...................................... 450 457
BNP Paribas SA , 5 .72% ( SOFR + 143 bps ) , 5/9/29 , Callable 5/9/28 @ 100 (a) (b) ........... 750 756
BPCE SA
6 .15% ( SOFRINDX + 198 bps ) , 10/19/27 , Callable 10/19/26 @ 100 (a) (b) ............ 500 506
6 .61% ( SOFR + 198 bps ) , 10/19/27 , Callable 10/19/26 @ 100 (a) (b) ................ 500 510
Canadian Imperial Bank of Commerce , 5 .40% ( SOFR + 122 bps ) , 10/2/26 (b) ............. 1,000 1,008
Commonwealth Bank of Australia , 4 .72% ( SOFR + 52 bps ) , 6/15/26 (a) (b) ............... 1,500 1,502
Credit Agricole SA
5 .47% ( SOFR + 129 bps ) , 7/5/26 (a) (b) ..................................... 750 754
5 .42% ( SOFR + 121 bps ) , 9/11/28 , Callable 9/11/27 @ 100 (a) (b) .................. 500 503
Deutsche Bank AG , 5 .49% ( SOFR + 122 bps ) , 11/16/27 , Callable 11/16/26 @ 100 (b) ....... 781 783
Essent Group Ltd. , 6 .25% , 7/1/29 , Callable 6/1/29 @ 100 .......................... 500 523

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
HSBC Holdings PLC , 5 .86% ( SOFR + 157 bps ) , 8/14/27 , Callable 8/14/26 @ 100 (b) ........ $ 600 $ 605
ING Groep NV
5 .19% ( SOFRINDX + 101 bps ) , 4/1/27 , Callable 4/1/26 @ 100 (b) ................. 500 501
5 .77% ( SOFRINDX + 156 bps ) , 9/11/27 , Callable 9/11/26 @ 100 (b) ................ 500 504
Intesa Sanpaolo SpA , 5 .71% , 1/15/26 (a) ....................................... 1,420 1,423
Lloyds Banking Group PLC
5 .86% ( SOFRINDX + 156 bps ) , 8/7/27 , Callable 8/7/26 @ 100 (b) ................. 500 504
5 .27% ( SOFRINDX + 106 bps ) , 6/13/29 , Callable 6/13/28 @ 100 (b) ............... 750 752
National Australia Bank Ltd. , 4 .82% ( SOFR + 65 bps ) , 1/12/27 (a) (b) ................... 1,250 1,254
Nationwide Building Society , 5 .57% ( SOFR + 129 bps ) , 2/16/28 , Callable 2/16/27 @ 100 (a) (b) 1,400 1,409
NatWest Markets PLC
4 .94% ( SOFR + 76 bps ) , 9/29/26 (a) (b) ..................................... 1,000 1,003
5 .13% ( SOFR + 95 bps ) , 3/21/28 (a) (b) ..................................... 400 402
Nordea Bank Abp , 4 .89% ( SOFR + 70 bps ) , 3/17/28 (a) (b) ........................... 750 753
Phoenix Group Holdings PLC , 5 .38% , 7/6/27 , MTN .............................. 1,000 1,010
Royal Bank of Canada , 4 .74% ( SOFRINDX + 59 bps ) , 11/2/26 (b) ..................... 500 501
Santander UK Group Holdings PLC
6 .83% ( SOFR + 275 bps ) , 11/21/26 , Callable 11/21/25 @ 100 (b) .................. 500 501
2 .47% ( SOFR + 122 bps ) , 1/11/28 , Callable 1/11/27 @ 100 (b) .................... 500 489
Skandinaviska Enskilda Banken AB , 4 .99% ( SOFR + 75 bps ) , 6/2/28 (a) (b) ............... 1,000 1,004
Standard Chartered PLC
6 .11% ( SOFR + 193 bps ) , 7/6/27 , Callable 7/6/26 @ 100 (a) (b) .................... 500 504
5 .41% ( SOFR + 124 bps ) , 1/21/29 , Callable 1/21/28 @ 100 (a) (b) .................. 750 755
Sumitomo Mitsui Trust Bank Ltd. , 4 .97% ( SOFR + 75 bps ) , 9/11/28 (a) (b) ................ 1,000 1,002
The Bank of Nova Scotia , 5 .17% ( SOFR + 89 bps ) , 2/14/29 , Callable 2/14/28 @ 100 (b) ...... 1,000 1,001
The Toronto-Dominion Bank , 4 .80% ( SOFR + 59 bps ) , 9/10/26 (b) ..................... 1,500 1,503
Westpac Banking Corp. , 4 .76% ( SOFR + 52 bps ) , 6/3/26 (b) .......................... 1,500 1,502
34,112
Industrials (1.2%):
Air Canada , 3 .88% , 8/15/26 , Callable 2/15/26 @ 100 (a) ........................... 750 744
Air Canada Pass Through Trust , 3 .75% , 12/15/27 (a) .............................. 769 748
Avolon Holdings Funding Ltd. , 5 .50% , 1/15/26 , Callable 12/15/25 @ 100 (a) ............ 500 500
Element Fleet Management Corp. , 5 .64% , 3/13/27 , Callable 2/13/27 @ 100 (a) ........... 500 509
LG Energy Solution Ltd. , 5 .25% , 4/2/28 (a) ..................................... 1,000 1,019
3,520
Information Technology (0.1%):
Kioxia Holdings Corp. , 6 .25% , 7/24/30 , Callable 7/24/27 @ 103.13 (a) ................. 250 258
Materials (0.8%):
Alcoa Nederland Holding B.V. , 5 .50% , 12/15/27 , Callable 12/5/25 @ 100 (a) ............ 843 840
James Hardie International Finance DAC , 5 .00% , 1/15/28 , Callable 12/5/25 @ 100.83 (a) ... 750 746
Rio Tinto Finance USA PLC , 5 .04% ( SOFRINDX + 84 bps ) , 3/14/28 (b) ................. 1,000 1,009
2,595
Real Estate (0.2%):
Scentre Group Trust 1/Scentre Group Trust 2 , 3 .63% , 1/28/26 , Callable 12/28/25 @ 100 (a) .. 715 714
Utilities (0.3%):
Algonquin Power & Utilities Corp. , 5 .37% , 6/15/26 .............................. 1,000 1,005
Total Yankee Dollars (Cost $45,664)
a
a
a
46,012
Municipal Bonds (0.3%)
California (0.1%):
California State Public Works Board Revenue , Series B , 4 .45% , 4/1/27 ................ 375 377
Ohio (0.2%):
Columbus Metropolitan Housing Authority Revenue , 5 .38% , 9/1/28 , Continuously Callable
@100 ........................................................... 425 433
Total Municipal Bonds (Cost $800)
a
a
a
810

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
U.S. Government Agency Mortgages (0.9%)
Federal Farm Credit Banks Funding Corporation
4 .58% , 4/2/29 ..................................................... $ 750 $ 751
Federal Home Loan Mortgage Corporation
4 .70% , 11/26/27 .................................................... 1,000 1,000
4 .00% , 1/1/40 ..................................................... 500 492
1,492
Federal National Mortgage Association
4 .50% , 11/1/40 ..................................................... 500 499
Total U.S. Government Agency Mortgages (Cost $2,737)
a
a
a
2,742
Commercial Paper (26.4%)
Consumer Discretionary (1.0%):
AutoNation, Inc.
4 .51% , 11/5/25 (a) (i) ................................................. 1,500 1,499
4 .51% , 11/6/25 (a) (i) ................................................. 1,500 1,499
2,998
Consumer Staples (3.5%):
Bacardi-Martini B.V.
4 .40% , 11/26/25 (a) (i) ................................................ 1,500 1,495
4 .44% , 12/11/25 (a) (i) ................................................ 1,500 1,493
Conagra Brands, Inc.
4 .22% , 11/7/25 (a) (i) ................................................. 500 500
4 .34% , 11/19/25 (a) (i) ................................................ 500 499
4 .36% , 11/20/25 (a) (i) ................................................ 4,500 4,489
Keurig Dr Pepper, Inc. , 4 .10% , 11/6/25 (a) (i) .................................... 2,500 2,498
10,974
Energy (6.6%):
Canadian Natural Resources Ltd.
4 .23% , 11/3/25 (a) (i) ................................................. 1,500 1,499
4 .28% , 11/6/25 (a) (i) ................................................. 2,000 1,999
4 .32% , 11/19/25 (a) (i) ................................................ 1,000 998
Ovintiv, Inc.
4 .57% , 11/20/25 (a) (i) ................................................ 2,750 2,743
4 .59% , 12/16/25 (a) (i) ................................................ 1,000 994
4 .59% , 12/18/25 (a) (i) ................................................ 2,500 2,485
Phillips 66 , 4 .16% , 12/1/25 (a) (i) ............................................ 1,000 996
Plains All American Pipeline LP , 4 .19% , 12/1/25 (a) (i) ............................. 1,000 996
TransCanada PipeLines Ltd. , 4 .12% , 12/2/25 (a) (i) ............................... 1,500 1,495
Western Midstream Operating LP
4 .51% , 11/5/25 (a) (i) ................................................. 1,000 999
4 .51% , 11/7/25 (a) (i) ................................................. 3,500 3,497
4 .55% , 11/18/25 (a) (i) ................................................ 1,500 1,497
20,198
Financials (1.0%):
American Honda Finance Corp. , 4 .57% , 11/10/25 (a) (i) ............................ 1,000 999
Brookfield Corporate Treasury Ltd.
4 .30% , 11/12/25 (a) (i) ................................................ 1,000 998
4 .39% , 12/22/25 (a) (i) ................................................ 1,000 994
2,991
Health Care (1.8%):
CSLB Holdings, Inc. , 4 .09% , 11/21/25 (a) (i) .................................... 2,000 1,995
HCA, Inc. , 4 .29% , 11/3/25 (a) (i) ............................................. 3,500 3,499
5,494
Industrials (2.8%):
Air Lease Corp.
4 .26% , 11/4/25 (a) (i) ................................................. 3,000 2,999
4 .26% , 11/5/25 (a) (i) ................................................. 1,000 999
4 .32% , 11/13/25 (a) (i) ................................................ 500 499

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
4 .38% , 11/20/25 (a) (i) ................................................ $ 1,000 $ 998
Fortune Brands Innovations, Inc.
4 .08% , 11/18/25 (a) (i) ................................................ 1,000 998
4 .09% , 11/19/25 (a) (i) ................................................ 750 748
Stanley Black & Decker, Inc. , 4 .23% , 12/4/25 (a) (i) ............................... 1,500 1,494
8,735
Information Technology (0.5%):
Jabil, Inc.
4 .40% , 11/3/25 (a) (i) ................................................. 1,000 1,000
4 .65% , 11/13/25 (a) (i) ................................................ 500 499
1,499
Materials (4.0%):
FMC Corp.
4 .72% , 11/3/25 (a) (i) ................................................. 2,500 2,499
4 .75% , 11/10/25 (a) (i) ................................................ 1,250 1,248
4 .72% , 11/17/25 (a) (i) ................................................ 1,000 998
4 .73% , 11/19/25 (a) (i) ................................................ 1,000 998
4 .73% , 11/20/25 (a) (i) ................................................ 500 499
International Flavors & Fragrances, Inc.
4 .13% , 11/6/25 (a) (i) ................................................. 1,000 999
4 .15% , 11/7/25 (a) (i) ................................................. 1,000 999
4 .11% , 11/13/25 (a) (i) ................................................ 4,000 3,994
12,234
Real Estate (1.0%):
Boston Properties LP , 4 .13% , 11/6/25 (a) (i) ..................................... 1,703 1,702
Crown Castle, Inc.
4 .47% , 11/18/25 (a) (i) ................................................ 500 499
4 .47% , 11/19/25 (a) (i) ................................................ 1,000 997
3,198
Utilities (4.2%):
American Transmission Co. LLC , 3 .95% , 11/5/25 (a) (i) ............................ 1,000 999
Evergy Missouri West, Inc.
4 .05% , 11/3/25 (a) (i) ................................................. 1,000 1,000
4 .07% , 11/4/25 (a) (i) ................................................. 3,000 2,999
4 .12% , 11/12/25 (a) (i) ................................................ 2,000 1,997
National Fuel Gas Co.
4 .40% , 11/17/25 (a) (i) ................................................ 2,500 2,495
4 .40% , 11/18/25 (a) (i) ................................................ 2,500 2,495
4 .42% , 11/21/25 (a) (i) ................................................ 1,000 997
12,982
Total Commercial Paper (Cost $81,312)
a
a
a
81,303
Shares
Collateral for Securities Loaned (0.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .01% (j) ........ 642,373 643
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .98% (j) ............ 642,373 642
Invesco Government & Agency Portfolio, Institutional Shares , 4 .00% (j) ................ 642,373 642
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .00% (j) . 642,373 642
Total Collateral for Securities Loaned (Cost $2,569)
a
a
a
2,569
Total Investments (Cost $313,779) — 102.0% 313,612
Liabilities in excess of other assets —  (2.0)% (6,210)
NET ASSETS - 100.00% $ 307,402
At October 31, 2025, the Fund's investments in foreign securities were 20.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of October 31, 2025, the fair value of these securities was
$227,238 (thousands) and amounted to 73.9% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of October 31, 2025.
(c) Security is interest only.

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at October 31, 2025.
(e) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(f) The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. At October 31, 2025, the Fund held unfunded or partially unfunded loan commitments of $1,250 (thousands), which included $(9)
(thousands) unrealized loss.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) All or a portion of this security is on loan.
(i) Rate represents the effective yield at October 31, 2025.
(j) Rate disclosed is the daily yield on October 31, 2025.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of October 31, 2025.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of October 31, 2025.
LLC
—
Limited Liability Company
LLLP
—
Limited Liability Limited Partnership
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of October 31, 2025.
SOFR03M
—
3 Month SOFR, rate disclosed as of October 31, 2025.
SOFR30A
—
30 day average of SOFR, rate disclosed as of October 31, 2025.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of October 31, 2025.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of October 31, 2025.

Statements of Assets and Liabilities
October 31, 2025

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Core Plus
Intermediate Bond
Fund
Victory High
Income Fund
Victory Income
Fund
Assets:
Investments, at value (Cost $5,342,389, $965,884 and $4,054,389) $ 5,373,487 (a) $ 974,390 (b) $ 3,847,900 (c)
Cash 9,569 5,023 1,765
Deposit with broker for futures contracts 23,184 2,085 2,627
Receivables:
Dividends, interest, and securities lending income 48,910 14,423 34,270
Capital shares issued 7,953 52 2,456
Investments sold 1,741 11,791 2,604
From Adviser 10 13 —
Prepaid expenses 107 41 55
Total Assets 5,464,961 1,007,818 3,891,677
Liabilities:
Payables:
Collateral received on loaned securities 18,457 12,419 11,904
Distributions 86 — —
Investments purchased 30,770 10,771 9,795
Capital shares redeemed 7,485 1,120 2,717
Payable to Adviser — — 9
Variation margin on open futures contracts 394 4 —
Accrued expenses and other payables:
Investment advisory fees 1,542 469 958
Administration fees 484 118 419
Custodian fees 60 21 30
Transfer agent fees 416 99 376
Compliance fees 4 1 3
Trustees' fees — 1 —
12b-1 fees 26 — 4
Other accrued expenses 78 43 61
Total Liabilities 59,802 25,066 26,276
Commitments and contingencies (Note 5 )
Net Assets:
Capital 5,718,891 1,230,341 4,325,687
Total accumulated earnings (loss) (313,732) (247,589) (460,286)
Net Assets $ 5,405,159 $ 982,752 $ 3,865,401
Net Assets:
Fund Shares $ 1,490,350 $ 722,321 $ 1,908,333
Institutional Shares 2,619,617 258,868 1,905,317
Class A 138,172 — 37,000
Class C 24,861 — —
Class R6 1,132,159 1,563 14,751
Total $ 5,405,159 $ 982,752 $ 3,865,401
Shares (unlimited number of shares authorized with no par value):
Fund Shares 159,601 103,252 162,138
Institutional Shares 280,467 37,059 161,986
Class A 14,814 — 3,156
Class C 2,664 — —
Class R6 121,204 223 1,254
Total 578,750 140,534 328,534
Net asset value, offering and redemption price per share:(d)
Fund Shares $ 9 .34 $ 7 .00 $ 11 .77
Institutional Shares 9 .34 6 .99 11 .76
Class A 9 .33 — 11 .72
Class C(e) 9 .33 — —
Class R6 9 .34 7 .00 11 .77
Maximum Sales Charge — Class A 2 .25% — % 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 9 .54 $ — $ 11 .99
(a) Includes $17,707 thousand of securities on loan.
(b) Includes $11,951 thousand of securities on loan.
(c) Includes $11,425 thousand of securities on loan.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(e) Redemption price per share varies by length of time shares are held.

Statements of Assets and Liabilities
October 31, 2025

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Short-Term
Bond Fund
Victory Ultra
Short-Term Bond
Fund
Assets:
Investments, at value (Cost $2,657,011 and $313,779) $ 2,689,004 (a) $ 313,612 (b)
Cash 2,750 868
Deposit with broker for futures contracts 8 —
Receivables:
Dividends, interest, and securities lending income 20,679 1,596
Capital shares issued 2,954 97
Investments sold 542 49
From Adviser 2 3
Prepaid expenses 75 38
Total Assets 2,716,014 316,263
Liabilities:
Payables:
Collateral received on loaned securities 5,709 2,569
Investments purchased 12,033 4,947
Capital shares redeemed 2,435 1,179
Accrued expenses and other payables:
Investment advisory fees 569 72
Administration fees 262 32
Custodian fees 19 4
Transfer agent fees 261 21
Compliance fees 2 — (c)
Trustees' fees — (c) 1
12b-1 fees 7 — (c)
Other accrued expenses 48 36
Total Liabilities 21,345 8,861
Commitments and contingencies (Note 5 )
Net Assets:
Capital 2,698,351 310,347
Total accumulated earnings (loss) (3,682) (2,945)
Net Assets $ 2,694,669 $ 307,402
Net Assets:
Fund Shares $ 762,668 $ 167,351
Institutional Shares 1,527,157 126,439
Class A 67,462 992
Class R6 337,382 12,620
Total $ 2,694,669 $ 307,402
Shares (unlimited number of shares authorized with no par value):
Fund Shares 83,153 16,586
Institutional Shares 166,622 12,530
Class A 7,354 98
Class R6 36,765 1,250
Total 293,894 30,464
Net asset value, offering and redemption price per share:(d)
Fund Shares $ 9 .17 $ 10 .09
Institutional Shares 9 .17 10 .09
Class A 9 .17 10 .09
Class R6 9 .18 10 .10
Maximum Sales Charge — Class A 2 .25% — %
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 9 .38 $ —
(a) Includes $5,564 thousand of securities on loan.
(b) Includes $2,497 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Operations
For the Six Months Ended October 31, 2025

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Core Plus
Intermediate Bond
Fund
Victory High
Income Fund
Victory Income
Fund
Investment Income:
Dividends $ 618 $ 1,532 $ 1,316
Interest 139,107 36,153 89,958
Securities lending (net of fees) 42 104 81
Total Income 139,767 37,789 91,355
Expenses:
Investment advisory fees 9,016 2,773 6,019
Administration fees — Fund Shares 1,111 550 1,450
Administration fees — Institutional Shares 1,315 151 1,003
Administration fees — Class A 98 — 29
Administration fees — Class C 18 — —
Administration fees — Class R6 263 — (a) 4
Sub-Administration fees 15 12 15
12b-1 fees — Class A 163 — 48
12b-1 fees — Class C 120 — —
Custodian fees 174 69 81
Transfer agent fees — Fund Shares 772 409 1,027
Transfer agent fees — Institutional Shares 1,369 157 1,045
Transfer agent fees — Class A 68 — 20
Transfer agent fees — Class C 12 — —
Transfer agent fees — Class R6 74 — (a) 1
Trustees' fees 24 23 24
Compliance fees 22 4 16
Legal and audit fees 34 34 31
State registration and filing fees 76 36 51
Interfund lending fees — — 1
Other expenses 213 52 136
Recoupment of prior expenses waived/reimbursed by Adviser 112 — 62
Total Expenses 15,069 4,270 11,063
Expenses waived/reimbursed by Adviser (113) (40) (18)
Net Expenses 14,956 4,230 11,045
Net Investment Income (Loss) 124,811 33,559 80,310
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (5,226) (192) (17,247)
Net realized gains (losses) from futures contracts 2,134 701 —
Net change in unrealized appreciation/depreciation on investment securities 82,159 27,746 92,435
Net change in unrealized appreciation/depreciation on futures contracts (137) (728) —
Net realized/unrealized gains (losses) on investments 78,930 27,527 75,188
Change in net assets resulting from operations $ 203,741 $ 61,086 $ 155,498
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Six Months Ended October 31, 2025

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Short-Term
Bond Fund
Victory Ultra
Short-Term Bond
Fund
Investment Income:
Dividends $ 278 $ —
Interest 72,024 7,922
Securities lending (net of fees) 24 7
Foreign tax withholding — — (a)
Total Income 72,326 7,929
Expenses:
Investment advisory fees 3,436 415
Administration fees — Fund Shares 580 126
Administration fees — Institutional Shares 842 55
Administration fees — Class A 48 — (a)
Administration fees — Class R6 80 3
Sub-Administration fees 15 12
12b-1 fees — Class A 80 1
Custodian fees 62 12
Transfer agent fees — Fund Shares 512 76
Transfer agent fees — Institutional Shares 877 58
Transfer agent fees — Class A 33 — (a)
Transfer agent fees — Class R6 23 1
Trustees' fees 24 23
Compliance fees 12 1
Legal and audit fees 30 30
State registration and filing fees 72 32
Other expenses 107 34
Recoupment of prior expenses waived/reimbursed by Adviser — 12
Total Expenses 6,833 891
Expenses waived/reimbursed by Adviser (6) (17)
Net Expenses 6,827 874
Net Investment Income (Loss) 65,499 7,055
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 3,359 (302)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 7,674 1,073
Net realized/unrealized gains (losses) on investments 11,033 771
Change in net assets resulting from operations $ 76,532 $ 7,826
(a) Rounds to less than $1 thousand.

(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Core Plus Intermediate
Bond Fund Victory High Income Fund Victory Income Fund
Six Months
Ended
October 31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Six Months
Ended
October 31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Six Months
Ended
October 31, 2025
(Unaudited)
Year
Ended
April 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 124,811 $ 229,901 $ 33,559 $ 76,266 $ 80,310 $ 176,005
Net realized gains (losses) (3,092) (53,975) 509 (9,299) (17,247) (59,624)
Net change in unrealized
appreciation/depreciation 82,022 205,129 27,018 12,559 92,435 214,589
Change in net assets resulting from
operations 203,741 381,055 61,086 79,526 155,498 330,970
Distributions to Shareholders:
Fund Shares (34,283) (65,492) (21,613) (53,515) (38,644) (79,113)
Institutional Shares (61,832) (117,948) (9,054) (21,548) (40,720) (92,359)
Class A (2,883) (4,773) — — (716) (1,527)
Class C (450) (659) — — — —
Class R6 (25,440) (41,095) (63) (119) (310) (501)
Change in net assets resulting from
distributions to shareholders (124,888) (229,967) (30,730) (75,182) (80,390) (173,500)
Change in net assets resulting from
capital transactions 76,646 580,391 (51,315) (22,377) (214,105) (559,398)
Change in net assets 155,499 731,479 (20,959) (18,033) (138,997) (401,928)
Net Assets:
Beginning of period 5,249,660 4,518,181 1,003,711 1,021,744 4,004,398 4,406,326
End of period $ 5,405,159 $ 5,249,660 $ 982,752 $ 1,003,711 $ 3,865,401 $ 4,004,398

(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Core Plus Intermediate
Bond Fund Victory High Income Fund Victory Income Fund
Six Months
Ended
October 31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Six Months
Ended
October 31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Six Months
Ended
October 31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 100,139 $ 283,780 $ 34,942 $ 66,385 $ 45,658 $ 125,729
Distributions reinvested 33,599 63,530 19,593 48,696 36,975 75,764
Cost of shares redeemed (132,354) (341,720) (64,748) (149,839) (150,013) (362,030)
Total Fund Shares $ 1,384 $ 5,590 $ (10,213) $ (34,758) $ (67,380) $ (160,537)
Institutional Shares
Proceeds from shares issued $ 323,403 $ 817,004 $ 3,051 $ 21,416 $ 106,439 $ 246,117
Distributions reinvested 56,075 107,038 9,044 21,526 40,623 92,136
Cost of shares redeemed (465,401) (654,686) (52,580) (31,393) (291,825) (734,591)
Total Institutional Shares $ (85,923) $ 269,356 $ (40,485) $ 11,549 $ (144,763) $ (396,338)
Class A
Proceeds from shares issued $ 20,502 $ 52,952 $ — $ — $ 273 $ 567
Distributions reinvested 2,760 4,490 — — 696 1,486
Cost of shares redeemed (11,682) (23,694) — — (3,320) (8,459)
Total Class A $ 11,580 $ 33,748 $ — $ — $ (2,351) $ (6,406)
Class C
Proceeds from shares issued $ 3,005 $ 14,314 $ — $ — $ — $ —
Distributions reinvested 422 606 — — — —
Cost of shares redeemed (2,227) (2,377) — — — —
Total Class C $ 1,200 $ 12,543 $ — $ — $ — $ —
Class R6
Proceeds from shares issued $ 231,344 $ 446,411 $ 745 $ 1,653 $ 4,660 $ 8,552
Distributions reinvested 25,440 40,963 63 119 310 501
Cost of shares redeemed (108,379) (228,220) (1,425) (940) (4,581) (5,170)
Total Class R6 $ 148,405 $ 259,154 $ (617) $ 832 $ 389 $ 3,883
Change in net assets resulting from
capital transactions $ 76,646 $ 580,391 $ (51,315) $ (22,377) $ (214,105) $ (559,398)
Share Transactions:
Fund Shares
Issued 10,843 30,820 5,039 9,676 3,929 10,897
Reinvested 3,634 6,911 2,835 7,124 3,192 6,595
Redeemed (14,336) (37,213) (9,325) (21,886) (12,912) (31,429)
Total Fund Shares 141 518 (1,451) (5,086) (5,791) (13,937)
Institutional Shares
Issued 34,995 88,885 441 3,115 9,177 21,294
Reinvested 6,065 11,642 1,311 3,154 3,510 8,025
Redeemed (50,343) (71,449) (7,536) (4,609) (24,991) (63,880)
Total Institutional Shares (9,283) 29,078 (5,784) 1,660 (12,304) (34,561)
Class A
Issued 2,222 5,775 — — 24 50
Reinvested 299 489 — — 60 130
Redeemed (1,268) (2,589) — — (287) (738)
Total Class A 1,253 3,675 — — (203) (558)
Class C
Issued 326 1,549 — — — —
Reinvested 46 66 — — — —
Redeemed (242) (259) — — — —
Total Class C 130 1,356 — — — —
Class R6
Issued 25,052 48,638 107 242 402 739
Reinvested 2,773 4,454 9 17 27 44
Redeemed (11,743) (24,894) (205) (138) (394) (449)
Total Class R6 16,082 28,198 (89) 121 35 334
Change in Shares 8,323 62,825 (7,324) (3,305) (18,263) (48,722)

(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Short-Term Bond Fund
Victory Ultra Short-Term Bond
Fund
Six Months
Ended
October 31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Six Months
Ended
October 31, 2025
(Unaudited)
Year
Ended
April 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 65,499 $ 118,924 $ 7,055 $ 14,569
Net realized gains (losses) 3,359 915 (302) 262
Net change in unrealized appreciation/depreciation 7,674 66,447 1,073 1,159
Change in net assets resulting from operations 76,532 186,286 7,826 15,990
Distributions to Shareholders:
Fund Shares (17,541) (34,827) (4,073) (7,977)
Institutional Shares (38,955) (70,745) (2,687) (6,084)
Class A (1,398) (1,992) (12) (19)
Class R6 (7,620) (11,400) (265) (490)
Change in net assets resulting from distributions to shareholders (65,514) (118,964) (7,037) (14,570)
Change in net assets resulting from capital transactions (66,313) 233,782 20,027 (11,241)
Change in net assets (55,295) 301,104 20,816 (9,821)
Net Assets:
Beginning of period 2,749,964 2,448,860 286,586 296,407
End of period $ 2,694,669 $ 2,749,964 $ 307,402 $ 286,586

(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Short-Term Bond Fund
Victory Ultra Short-Term Bond
Fund
Six Months
Ended
October 31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Six Months
Ended
October 31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 51,916 $ 162,684 $ 17,790 $ 46,675
Distributions reinvested 17,207 33,840 4,001 7,746
Cost of shares redeemed (79,707) (228,261) (22,480) (40,245)
Total Fund Shares $ (10,584) $ (31,737) $ (689) $ 14,176
Institutional Shares
Proceeds from shares issued $ 188,455 $ 429,492 $ 89,543 $ 62,338
Distributions reinvested 38,144 68,167 2,687 6,084
Cost of shares redeemed (329,169) (354,445) (76,102) (89,026)
Total Institutional Shares $ (102,570) $ 143,214 $ 16,128 $ (20,604)
Class A
Proceeds from shares issued $ 13,150 $ 44,507 $ 584 $ 277
Distributions reinvested 1,275 1,847 12 19
Cost of shares redeemed (7,085) (7,483) (6) (212)
Total Class A $ 7,340 $ 38,871 $ 590 $ 84
Class R6
Proceeds from shares issued $ 76,948 $ 161,451 $ 5,007 $ 3,138
Distributions reinvested 7,620 11,399 265 490
Cost of shares redeemed (45,067) (89,416) (1,274) (8,525)
Total Class R6 $ 39,501 $ 83,434 $ 3,998 $ (4,897)
Change in net assets resulting from capital transactions $ (66,313) $ 233,782 $ 20,027 $ (11,241)
Share Transactions:
Fund Shares
Issued 5,669 17,911 1,764 4,635
Reinvested 1,879 3,726 397 769
Redeemed (8,703) (25,167) (2,229) (3,999)
Total Fund Shares (1,155) (3,530) (68) 1,405
Institutional Shares
Issued 20,605 47,373 8,879 6,192
Reinvested 4,167 7,510 269 604
Redeemed (35,878) (39,046) (7,549) (8,846)
Total Institutional Shares (11,106) 15,837 1,599 (2,050)
Class A
Issued 1,437 4,922 58 27
Reinvested 139 203 1 2
Redeemed (774) (824) (1) (21)
Total Class A 802 4,301 58 8
Class R6
Issued 8,392 17,769 496 310
Reinvested 840 1,254 27 49
Redeemed (4,917) (9,844) (126) (846)
Total Class R6 4,315 9,179 397 (487)
Change in Shares (7,144) 25,787 1,986 (1,124)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
108
See notes to financial statements.
Victory Core Plus Intermediate Bond Fund
Fund Shares
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $9.20 $8.90 $9.26 $9.53 $11.06 $11.21 $10.78
Investment Activities:
Net investment income (loss)(b) 0.21 0.41 0.39 0.26 0.25 0.28 0.36
Net realized and unrealized gains
(losses) 0.15 0.30 (0.36) (0.27) (1.25) 0.25 0.58
Total from Investment
Activities 0.36 0.71 0.03 (0.01) (1.00) 0.53 0.94
Distributions to Shareholders from:
Net investment income (0.22) (0.41) (0.39) (0.26) (0.25) (0.28) (0.36)
Net realized gains — — — — (0.28) (0.40) (0.15)
Total Distributions (0.22) (0.41) (0.39) (0.26) (0.53) (0.68) (0.51)
Net Asset Value, End of Period $9.34 $9.20 $8.90 $9.26 $9.53 $11.06 $11.21
Total Return(c)(d) 3.91% 8.08% 0.38% (0.05)% (9.39)% 4.83% 8.94%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.64% 0.64% 0.66% 0.66% 0.65% 0.63% 0.58%
Net Investment Income (Loss)(e) 4.62% 4.47% 4.35% 3.76% 2.39% 2.50% 3.32%
Gross Expenses(e)(f) 0.64% 0.64% 0.66% 0.67% 0.65% 0.63% 0.58%
Supplemental Data:
Net Assets at end of period
(000's) $1,490,350 $1,467,309 $1,414,540 $1,458,472 $1,549,932 $1,909,199 $1,960,334
Portfolio Turnover(c)(g) 35% 51% 36% 42% 65% 69% 73%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Core Plus Intermediate Bond Fund
Institutional Shares
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $9.20 $8.90 $9.26 $9.54 $11.06 $11.22 $10.78
Investment Activities:
Net investment income (loss)(b) 0.22 0.42 0.40 0.26 0.25 0.28 0.37
Net realized and unrealized gains
(losses) 0.14 0.30 (0.36) (0.28) (1.24) 0.24 0.59
Total from Investment
Activities 0.36 0.72 0.04 (0.02) (0.99) 0.52 0.96
Distributions to Shareholders from:
Net investment income (0.22) (0.42) (0.40) (0.26) (0.25) (0.28) (0.37)
Net realized gains — — — — (0.28) (0.40) (0.15)
Total Distributions (0.22) (0.42) (0.40) (0.26) (0.53) (0.68) (0.52)
Net Asset Value, End of Period $9.34 $9.20 $8.90 $9.26 $9.54 $11.06 $11.22
Total Return(c)(d) 3.95% 8.17% 0.46% (0.10)% (9.24)% 4.80% 9.11%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.56% 0.55% 0.57% 0.59% 0.58% 0.57% 0.51%
Net Investment Income (Loss)(e) 4.70% 4.55% 4.46% 3.82% 2.46% 2.56% 3.39%
Gross Expenses(e)(f) 0.56% 0.56% 0.59% 0.62% 0.60% 0.59% 0.52%
Supplemental Data:
Net Assets at end of period
(000's) $2,619,617 $2,666,808 $2,320,468 $1,396,075 $1,499,048 $1,901,458 $1,791,887
Portfolio Turnover(c)(g) 35% 51% 36% 42% 65% 69% 73%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
110
See notes to financial statements.
Victory Core Plus Intermediate Bond Fund
Class A
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $9.19 $8.89 $9.25 $9.52 $11.05 $11.20 $10.77
Investment Activities:
Net investment income (loss)(b) 0.20 0.39 0.37 0.24 0.22 0.25 0.33
Net realized and unrealized gains
(losses) 0.14 0.30 (0.36) (0.27) (1.25) 0.25 0.58
Total from Investment
Activities 0.34 0.69 0.01 (0.03) (1.03) 0.50 0.91
Distributions to Shareholders from:
Net investment income (0.20) (0.39) (0.37) (0.24) (0.22) (0.25) (0.33)
Net realized gains — — — — (0.28) (0.40) (0.15)
Total Distributions (0.20) (0.39) (0.37) (0.24) (0.50) (0.65) (0.48)
Net Asset Value, End of Period $9.33 $9.19 $8.89 $9.25 $9.52 $11.05 $11.20
Total Return(c)(d) 3.80% 7.83% 0.13% (0.24)% (9.64)% 4.55% 8.66%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.86% 0.88% 0.91% 0.92% 0.92% 0.91% 0.86%
Net Investment Income (Loss)(e) 4.41% 4.24% 4.13% 3.52% 2.16% 2.22% 3.06%
Gross Expenses(e)(f) 0.86% 0.88% 0.91% 0.93% 0.92% 0.92% 0.86%
Supplemental Data:
Net Assets at end of period
(000's) $138,172 $124,634 $87,880 $59,996 $52,190 $46,911 $45,991
Portfolio Turnover(c)(g) 35% 51% 36% 42% 65% 69% 73%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Core Plus Intermediate Bond Fund
Class C
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
June 29,
2020(b)
through
July 31, 2020
Net Asset Value, Beginning of Period $9.20 $8.89 $9.25 $9.53 $11.05 $11.20 $10.99
Investment Activities:
Net investment income (loss)(c) 0.17 0.33 0.32 0.19 0.15 0.16 0.02
Net realized and unrealized gains
(losses) 0.13 0.31 (0.37) (0.27) (1.23) 0.27 0.21
Total from Investment
Activities 0.30 0.64 (0.05) (0.08) (1.08) 0.43 0.23
Distributions to Shareholders from:
Net investment income (0.17) (0.33) (0.31) (0.20) (0.16) (0.18) (0.02)
Net realized gains — — — — (0.28) (0.40) —
Total Distributions (0.17) (0.33) (0.31) (0.20) (0.44) (0.58) (0.02)
Net Asset Value, End of Period $9.33 $9.20 $8.89 $9.25 $9.53 $11.05 $11.20
Total Return(d)(e) 3.34% 7.25% (0.51)% (0.82)% (10.11)% 3.90% 2.09%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.51% 1.53% 1.54% 1.56% 1.54% 1.53% 1.53%
Net Investment Income (Loss)(f) 3.75% 3.60% 3.55% 2.85% 1.51% 1.50% 2.06%
Gross Expenses(f)(g) 1.63% 1.68% 1.93% 2.82% 1.99% 2.60% 175.78%
Supplemental Data:
Net Assets at end of period
(000's) $24,861 $23,307 $10,474 $1,594 $2,059 $2,544 $19
Portfolio Turnover(d)(h) 35% 51% 36% 42% 65% 69% 73%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
112
See notes to financial statements.
Victory Core Plus Intermediate Bond Fund
Class R6
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $9.20 $8.90 $9.26 $9.54 $11.06 $11.22 $10.79
Investment Activities:
Net investment income (loss)(b) 0.23 0.43 0.42 0.28 0.27 0.29 0.37
Net realized and unrealized gains
(losses) 0.14 0.30 (0.37) (0.29) (1.24) 0.25 0.59
Total from Investment
Activities 0.37 0.73 0.05 (0.01) (0.97) 0.54 0.96
Distributions to Shareholders from:
Net investment income (0.23) (0.43) (0.41) (0.27) (0.27) (0.30) (0.38)
Net realized gains — — — — (0.28) (0.40) (0.15)
Total Distributions (0.23) (0.43) (0.41) (0.27) (0.55) (0.70) (0.53)
Net Asset Value, End of Period $9.34 $9.20 $8.90 $9.26 $9.54 $11.06 $11.22
Total Return(c)(d) 4.02% 8.32% 0.62% 0.03% (9.08)% 4.97% 9.14%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.42% 0.41% 0.42% 0.42% 0.41% 0.42% 0.39%
Net Investment Income (Loss)(e) 4.84% 4.70% 4.62% 4.04% 2.70% 2.65% 3.45%
Gross Expenses(e)(f) 0.42% 0.43% 0.42% 0.44% 0.43% 0.46% 0.46%
Supplemental Data:
Net Assets at end of period
(000's) $1,132,159 $967,602 $684,819 $284,153 $163,640 $87,708 $26,359
Portfolio Turnover(c)(g) 35% 51% 36% 42% 65% 69% 73%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory High Income Fund
Fund Shares
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $6.79 $6.76 $6.71 $6.91 $7.92 $7.44 $7.91
Investment Activities:
Net investment income (loss)(b) 0.23 0.50 0.52 0.33 0.37 0.39 0.44
Net realized and unrealized gains
(losses) 0.19 0.03 0.05 (0.20) (1.00) 0.47 (0.47)
Total from Investment
Activities 0.42 0.53 0.57 0.13 (0.63) 0.86 (0.03)
Distributions to Shareholders from:
Net investment income (0.21) (0.50) (0.52) (0.33) (0.38) (0.38) (0.44)
Total Distributions (0.21) (0.50) (0.52) (0.33) (0.38) (0.38) (0.44)
Net Asset Value, End of Period $7.00 $6.79 $6.76 $6.71 $6.91 $7.92 $7.44
Total Return(c)(d) 6.21% 8.01% 8.78% 2.00% (8.17)% 11.84% (0.27)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.84% 0.79% 0.81% 0.78% 0.75% 0.75% 0.81%
Net Investment Income (Loss)(e) 6.45% 7.35% 7.69% 6.53% 4.93% 5.01% 5.82%
Gross Expenses(e)(f) 0.84% 0.79% 0.81% 0.79% 0.75% 0.75% 0.81%
Supplemental Data:
Net Assets at end of period
(000's) $722,321 $711,083 $742,382 $747,751 $782,254 $962,971 $1,027,510
Portfolio Turnover(c)(g) 38% 61% 58% 60% 35% 30% 48%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
114
See notes to financial statements.
Victory High Income Fund
Institutional Shares
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $6.78 $6.75 $6.70 $6.90 $7.91 $7.43 $7.90
Investment Activities:
Net investment income (loss)(b) 0.23 0.51 0.52 0.33 0.38 0.39 0.44
Net realized and unrealized gains
(losses) 0.19 0.02 0.05 (0.19) (1.00) 0.48 (0.47)
Total from Investment
Activities 0.42 0.53 0.57 0.14 (0.62) 0.87 (0.03)
Distributions to Shareholders from:
Net investment income (0.21) (0.50) (0.52) (0.34) (0.39) (0.39) (0.44)
Total Distributions (0.21) (0.50) (0.52) (0.34) (0.39) (0.39) (0.44)
Net Asset Value, End of Period $6.99 $6.78 $6.75 $6.70 $6.90 $7.91 $7.43
Total Return(c)(d) 6.26% 8.12% 8.89% 2.11% (8.08)% 11.93% (0.19)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.77% 0.70% 0.72% 0.64% 0.64% 0.67% 0.72%
Net Investment Income (Loss)(e) 6.53% 7.43% 7.78% 6.65% 5.00% 5.08% 5.91%
Gross Expenses(e)(f) 0.79% 0.72% 0.73% 0.66% 0.65% 0.68% 0.73%
Supplemental Data:
Net Assets at end of period
(000's) $258,868 $290,512 $278,069 $264,669 $317,913 $801,226 $798,688
Portfolio Turnover(c)(g) 38% 61% 58% 60% 35% 30% 48%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory High Income Fund
Class R6
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $6.79 $6.76 $6.71 $6.91 $7.92 $7.43 $7.90
Investment Activities:
Net investment income (loss)(b) 0.23 0.51 0.53 0.34 0.41 0.40 0.45
Net realized and unrealized gains
(losses) 0.19 0.03 0.05 (0.20) (1.00) 0.49 (0.47)
Total from Investment
Activities 0.42 0.54 0.58 0.14 (0.59) 0.89 (0.02)
Distributions to Shareholders from:
Net investment income (0.21) (0.51) (0.53) (0.34) (0.42) (0.40) (0.45)
Total Distributions (0.21) (0.51) (0.53) (0.34) (0.42) (0.40) (0.45)
Net Asset Value, End of Period $7.00 $6.79 $6.76 $6.71 $6.91 $7.92 $7.43
Total Return(c)(d) 6.29% 8.16% 8.90% 2.19% (7.65)% 12.25% (0.12)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.68% 0.65% 0.68% 0.56% 0.22% 0.58% 0.64%
Net Investment Income (Loss)(e) 6.72% 7.46% 7.85% 6.75% 5.51% 5.25% 5.98%
Gross Expenses(e)(f) 1.50% 1.83% 2.17% 3.06% 4.07% 0.92% 0.82%
Supplemental Data:
Net Assets at end of period
(000's) $1,563 $2,116 $1,293 $774 $763 $463 $5,323
Portfolio Turnover(c)(g) 38% 61% 58% 60% 35% 30% 48%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
116
See notes to financial statements.
Victory Income Fund
Fund Shares
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $11.55 $11.15 $11.43 $11.80 $13.83 $13.95 $13.28
Investment Activities:
Net investment income (loss)(b) 0.23 0.46 0.44 0.29 0.36 0.40 0.43
Net realized and unrealized gains
(losses) 0.22 0.39 (0.27) (0.37) (1.76) 0.11 0.69
Total from Investment
Activities 0.45 0.85 0.17 (0.08) (1.40) 0.51 1.12
Distributions to Shareholders from:
Net investment income (0.23) (0.45) (0.45) (0.29) (0.36) (0.40) (0.41)
Net realized gains — — — — (0.27) (0.23) (0.04)
Total Distributions (0.23) (0.45) (0.45) (0.29) (0.63) (0.63) (0.45)
Net Asset Value, End of Period $11.77 $11.55 $11.15 $11.43 $11.80 $13.83 $13.95
Total Return(c)(d) 3.98% 7.73% 1.53% (0.64)% (10.41)% 3.75% 8.64%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.58% 0.59% 0.59% 0.58% 0.46% 0.44% 0.50%
Net Investment Income (Loss)(e) 4.00% 3.96% 3.92% 3.40% 2.78% 2.90% 3.22%
Gross Expenses(e)(f) 0.58% 0.59% 0.60% 0.59% 0.46% 0.44% 0.50%
Supplemental Data:
Net Assets at end of period
(000's) $1,908,333 $1,939,750 $2,026,932 $2,260,747 $2,472,982 $3,089,682 $3,292,322
Portfolio Turnover(c)(g) 8% 21% 25% 13% 29% 20% 25%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Income Fund
Institutional Shares
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $11.54 $11.14 $11.42 $11.79 $13.82 $13.94 $13.27
Investment Activities:
Net investment income (loss)(b) 0.24 0.46 0.44 0.29 0.36 0.41 0.44
Net realized and unrealized gains
(losses) 0.22 0.40 (0.27) (0.37) (1.75) 0.11 0.69
Total from Investment
Activities 0.46 0.86 0.17 (0.08) (1.39) 0.52 1.13
Distributions to Shareholders from:
Net investment income (0.24) (0.46) (0.45) (0.29) (0.37) (0.41) (0.42)
Net realized gains — — — — (0.27) (0.23) (0.04)
Total Distributions (0.24) (0.46) (0.45) (0.29) (0.64) (0.64) (0.46)
Net Asset Value, End of Period $11.76 $11.54 $11.14 $11.42 $11.79 $13.82 $13.94
Total Return(c)(d) 4.01% 7.80% 1.58% (0.62)% (10.37)% 3.80% 8.78%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.52% 0.53% 0.55% 0.54% 0.41% 0.40% 0.45%
Net Investment Income (Loss)(e) 4.05% 4.01% 3.96% 3.44% 2.81% 2.95% 3.28%
Gross Expenses(e)(f) 0.53% 0.53% 0.55% 0.55% 0.41% 0.40% 0.45%
Supplemental Data:
Net Assets at end of period
(000's) $1,905,317 $2,011,922 $2,326,045 $2,564,595 $2,914,607 $4,898,801 $4,978,740
Portfolio Turnover(c)(g) 8% 21% 25% 13% 29% 20% 25%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
118
See notes to financial statements.
Victory Income Fund
Class A
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $11.50 $11.10 $11.39 $11.76 $13.79 $13.91 $13.24
Investment Activities:
Net investment income (loss)(b) 0.22 0.42 0.41 0.27 0.32 0.36 0.40
Net realized and unrealized gains
(losses) 0.22 0.40 (0.28) (0.38) (1.75) 0.11 0.69
Total from Investment
Activities 0.44 0.82 0.13 (0.11) (1.43) 0.47 1.09
Distributions to Shareholders from:
Net investment income (0.22) (0.42) (0.42) (0.26) (0.33) (0.36) (0.38)
Net realized gains — — — — (0.27) (0.23) (0.04)
Total Distributions (0.22) (0.42) (0.42) (0.26) (0.60) (0.59) (0.42)
Net Asset Value, End of Period $11.72 $11.50 $11.10 $11.39 $11.76 $13.79 $13.91
Total Return(c)(d) 3.87% 7.51% 1.20% (0.83)% (10.65)% 3.50% 8.40%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.82% 0.84% 0.85% 0.83% 0.71% 0.70% 0.77%
Net Investment Income (Loss)(e) 3.76% 3.70% 3.66% 3.15% 2.53% 2.64% 2.96%
Gross Expenses(e)(f) 0.86% 0.90% 0.88% 0.87% 0.72% 0.71% 0.77%
Supplemental Data:
Net Assets at end of period
(000's) $37,000 $38,648 $43,490 $51,813 $58,054 $77,209 $87,216
Portfolio Turnover(c)(g) 8% 21% 25% 13% 29% 20% 25%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Income Fund
Class R6
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $11.55 $11.14 $11.43 $11.80 $13.83 $13.95 $13.27
Investment Activities:
Net investment income (loss)(b) 0.24 0.47 0.46 0.30 0.38 0.42 0.45
Net realized and unrealized gains
(losses) 0.22 0.41 (0.29) (0.38) (1.76) 0.11 0.70
Total from Investment
Activities 0.46 0.88 0.17 (0.08) (1.38) 0.53 1.15
Distributions to Shareholders from:
Net investment income (0.24) (0.47) (0.46) (0.29) (0.38) (0.42) (0.43)
Net realized gains — — — — (0.27) (0.23) (0.04)
Total Distributions (0.24) (0.47) (0.46) (0.29) (0.65) (0.65) (0.47)
Net Asset Value, End of Period $11.77 $11.55 $11.14 $11.43 $11.80 $13.83 $13.95
Total Return(c)(d) 4.07% 7.99% 1.58% (0.58)% (10.28)% 3.90% 8.86%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.43% 0.43% 0.45% 0.49% 0.32% 0.30% 0.37%
Net Investment Income (Loss)(e) 4.15% 4.12% 4.07% 3.50% 2.93% 3.07% 3.35%
Gross Expenses(e)(f) 0.48% 0.52% 0.57% 0.74% 0.45% 0.35% 0.37%
Supplemental Data:
Net Assets at end of period
(000's) $14,751 $14,078 $9,859 $7,820 $6,979 $8,094 $21,794
Portfolio Turnover(c)(g) 8% 21% 25% 13% 29% 20% 25%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
120
See notes to financial statements.
Victory Short-Term Bond Fund
Fund Shares
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $9.14 $8.90 $8.77 $8.82 $9.35 $9.29 $9.21
Investment Activities:
Net investment income (loss)(b) 0.21 0.40 0.35 0.19 0.17 0.23 0.26
Net realized and unrealized gains
(losses) 0.03 0.24 0.14 (0.04) (0.46) 0.10 0.08
Total from Investment
Activities 0.24 0.64 0.49 0.15 (0.29) 0.33 0.34
Distributions to Shareholders from:
Net investment income (0.21) (0.40) (0.36) (0.20) (0.19) (0.23) (0.26)
Net realized gains — — — — (0.05) (0.04) —(c)
Total Distributions (0.21) (0.40) (0.36) (0.20) (0.24) (0.27) (0.26)
Net Asset Value, End of Period $9.17 $9.14 $8.90 $8.77 $8.82 $9.35 $9.29
Total Return(d)(e) 2.64% 7.36% 5.73% 1.70% (3.18)% 3.60% 3.79%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.56% 0.57% 0.59% 0.59% 0.56% 0.54% 0.52%
Net Investment Income (Loss)(f) 4.53% 4.45% 3.96% 2.86% 1.92% 2.44% 2.82%
Gross Expenses(f)(g) 0.56% 0.57% 0.59% 0.59% 0.56% 0.54% 0.52%
Supplemental Data:
Net Assets at end of period
(000's) $762,668 $770,416 $781,752 $828,710 $927,583 $1,015,085 $1,040,688
Portfolio Turnover(d)(h) 20% 41% 46% 32% 49% 62% 66%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Short-Term Bond Fund
Institutional Shares
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $9.13 $8.89 $8.77 $8.82 $9.35 $9.29 $9.20
Investment Activities:
Net investment income (loss)(b) 0.21 0.41 0.36 0.19 0.18 0.23 0.27
Net realized and unrealized gains
(losses) 0.04 0.24 0.13 (0.04) (0.46) 0.11 0.09
Total from Investment
Activities 0.25 0.65 0.49 0.15 (0.28) 0.34 0.36
Distributions to Shareholders from:
Net investment income (0.21) (0.41) (0.37) (0.20) (0.20) (0.24) (0.27)
Net realized gains — — — — (0.05) (0.04) —(c)
Total Distributions (0.21) (0.41) (0.37) (0.20) (0.25) (0.28) (0.27)
Net Asset Value, End of Period $9.17 $9.13 $8.89 $8.77 $8.82 $9.35 $9.29
Total Return(d)(e) 2.80% 7.47% 5.72% 1.77% (3.09)% 3.68% 4.01%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.46% 0.47% 0.49% 0.50% 0.48% 0.46% 0.42%
Net Investment Income (Loss)(f) 4.63% 4.55% 4.07% 2.95% 2.00% 2.51% 2.92%
Gross Expenses(f)(g) 0.46% 0.47% 0.49% 0.50% 0.48% 0.46% 0.42%
Supplemental Data:
Net Assets at end of period
(000's) $1,527,157 $1,622,966 $1,439,848 $1,377,404 $1,681,332 $2,020,237 $1,777,916
Portfolio Turnover(d)(h) 20% 41% 46% 32% 49% 62% 66%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
122
See notes to financial statements.
Victory Short-Term Bond Fund
Class A
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $9.14 $8.90 $8.77 $8.82 $9.35 $9.29 $9.21
Investment Activities:
Net investment income (loss)(b) 0.20 0.39 0.34 0.18 0.16 0.21 0.24
Net realized and unrealized gains
(losses) 0.03 0.24 0.14 (0.04) (0.47) 0.10 0.08
Total from Investment
Activities 0.23 0.63 0.48 0.14 (0.31) 0.31 0.32
Distributions to Shareholders from:
Net investment income (0.20) (0.39) (0.35) (0.19) (0.17) (0.21) (0.24)
Net realized gains — — — — (0.05) (0.04) —(c)
Total Distributions (0.20) (0.39) (0.35) (0.19) (0.22) (0.25) (0.24)
Net Asset Value, End of Period $9.17 $9.14 $8.90 $8.77 $8.82 $9.35 $9.29
Total Return(d)(e) 2.55% 7.17% 5.54% 1.56% (3.37)% 3.38% 3.58%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.74% 0.75% 0.77% 0.77% 0.76% 0.74% 0.73%
Net Investment Income (Loss)(f) 4.35% 4.28% 3.80% 2.69% 1.73% 2.24% 2.61%
Gross Expenses(f)(g) 0.76% 0.78% 0.87% 0.90% 0.89% 1.03% 0.74%
Supplemental Data:
Net Assets at end of period
(000's) $67,462 $59,884 $20,034 $14,974 $15,489 $12,031 $11,236
Portfolio Turnover(d)(h) 20% 41% 46% 32% 49% 62% 66%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Short-Term Bond Fund
Class R6
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $9.14 $8.90 $8.78 $8.83 $9.36 $9.30 $9.21
Investment Activities:
Net investment income (loss)(b) 0.22 0.43 0.37 0.21 0.20 0.23 0.27
Net realized and unrealized gains
(losses) 0.04 0.24 0.14 (0.05) (0.47) 0.11 0.09
Total from Investment
Activities 0.26 0.67 0.51 0.16 (0.27) 0.34 0.36
Distributions to Shareholders from:
Net investment income (0.22) (0.43) (0.39) (0.21) (0.21) (0.24) (0.27)
Net realized gains — — — — (0.05) (0.04) —(c)
Total Distributions (0.22) (0.43) (0.39) (0.21) (0.26) (0.28) (0.27)
Net Asset Value, End of Period $9.18 $9.14 $8.90 $8.78 $8.83 $9.36 $9.30
Total Return(d)(e) 2.87% 7.61% 5.87% 1.89% (2.98)% 3.71% 4.04%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.33% 0.33% 0.33% 0.34% 0.36% 0.42% 0.39%
Net Investment Income (Loss)(f) 4.76% 4.70% 4.23% 3.18% 2.20% 2.50% 2.96%
Gross Expenses(f)(g) 0.33% 0.33% 0.33% 0.34% 0.36% 0.49% 0.45%
Supplemental Data:
Net Assets at end of period
(000's) $337,382 $296,698 $207,226 $181,195 $110,978 $16,111 $7,950
Portfolio Turnover(d)(h) 20% 41% 46% 32% 49% 62% 66%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
124
See notes to financial statements.
Victory Ultra Short-Term Bond Fund
Fund Shares
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $10.06 $10.01 $9.91 $9.85 $10.12 $10.13 $10.05
Investment Activities:
Net investment income (loss)(b) 0.25 0.52 0.51 0.14 0.19 0.09 0.20
Net realized and unrealized gains
(losses) 0.03 0.05 0.10 0.06 (0.26) (0.01) 0.08
Total from Investment
Activities 0.28 0.57 0.61 0.20 (0.07) 0.08 0.28
Distributions to Shareholders from:
Net investment income (0.25) (0.52) (0.51) (0.14) (0.20) (0.09) (0.20)
Total Distributions (0.25) (0.52) (0.51) (0.14) (0.20) (0.09) (0.20)
Net Asset Value, End of Period $10.09 $10.06 $10.01 $9.91 $9.85 $10.12 $10.13
Total Return(c)(d) 2.77% 5.86% 6.28% 2.05% (0.68)% 0.80% 2.81%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.61% 0.59% 0.62% 0.66% 0.63% 0.62% 0.60%
Net Investment Income (Loss)(e) 4.84% 5.20% 5.09% 4.32% 1.96% 0.89% 2.01%
Gross Expenses(e)(f) 0.61% 0.59% 0.62% 0.68% 0.63% 0.62% 0.60%
Supplemental Data:
Net Assets at end of period
(000's) $167,351 $167,586 $152,686 $166,303 $169,400 $210,831 $212,503
Portfolio Turnover(c)(g) 29% 52% 47% 15% 45% 57% 39%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Ultra Short-Term Bond Fund
Institutional Shares
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $10.06 $10.01 $9.91 $9.85 $10.12 $10.13 $10.05
Investment Activities:
Net investment income (loss)(b) 0.25 0.53 0.51 0.15 0.20 0.10 0.19
Net realized and unrealized gains
(losses) 0.03 0.05 0.10 0.05 (0.26) (0.01) 0.09
Total from Investment
Activities 0.28 0.58 0.61 0.20 (0.06) 0.09 0.28
Distributions to Shareholders from:
Net investment income (0.25) (0.53) (0.51) (0.14) (0.21) (0.10) (0.20)
Total Distributions (0.25) (0.53) (0.51) (0.14) (0.21) (0.10) (0.20)
Net Asset Value, End of Period $10.09 $10.06 $10.01 $9.91 $9.85 $10.12 $10.13
Total Return(c)(d) 2.77% 5.88% 6.33% 2.07% (0.62)% 0.87% 2.87%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.60% 0.57% 0.57% 0.58% 0.57% 0.55% 0.56%
Net Investment Income (Loss)(e) 4.85% 5.23% 5.14% 4.45% 2.03% 0.96% 1.86%
Gross Expenses(e)(f) 0.60% 0.57% 0.58% 0.60% 0.67% 0.55% 0.63%
Supplemental Data:
Net Assets at end of period
(000's) $126,439 $110,004 $129,978 $143,135 $102,043 $79,662 $56,042
Portfolio Turnover(c)(g) 29% 52% 47% 15% 45% 57% 39%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
126
See notes to financial statements.
Victory Ultra Short-Term Bond Fund
Class A
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
June 29,
2020(b)
through
December 31,
2020
Net Asset Value, Beginning of Period $10.07 $10.02 $9.91 $9.85 $10.12 $10.13 $9.90
Investment Activities:
Net investment income (loss)(c) 0.23 0.50 0.49 0.13 0.27 0.07 0.07
Net realized and unrealized gains
(losses) 0.02 0.05 0.10 0.06 (0.36) (0.01) 0.23
Total from Investment
Activities 0.25 0.55 0.59 0.19 (0.09) 0.06 0.30
Distributions to Shareholders from:
Net investment income (0.23) (0.50) (0.48) (0.13) (0.18) (0.07) (0.07)
Total Distributions (0.23) (0.50) (0.48) (0.13) (0.18) (0.07) (0.07)
Net Asset Value, End of Period $10.09 $10.07 $10.02 $9.91 $9.85 $10.12 $10.13
Total Return(d)(e) 2.53% 5.60% 6.09% 1.96% (0.91)% 0.57% 3.02%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.87% 0.85% 0.86% 0.92% 0.85% 0.85% 0.84%
Net Investment Income (Loss)(f) 4.55% 4.96% 4.90% 4.07% 2.77% 0.65% 1.32%
Gross Expenses(f)(g) 3.90% 5.13% 8.30% 11.79% 2.73% 14.86% 108.95%
Supplemental Data:
Net Assets at end of period
(000's) $992 $401 $315 $135 $133 $59 $19
Portfolio Turnover(d)(h) 29% 52% 47% 15% 45% 57% 39%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Ultra Short-Term Bond Fund
Class R6
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $10.07 $10.02 $9.92 $9.86 $10.12 $10.13 $10.05
Investment Activities:
Net investment income (loss)(b) 0.25 0.54 0.54 0.15 0.25 0.11 0.21
Net realized and unrealized gains
(losses) 0.03 0.05 0.09 0.06 (0.30) (0.02) 0.09
Total from Investment
Activities 0.28 0.59 0.63 0.21 (0.05) 0.09 0.30
Distributions to Shareholders from:
Net investment income (0.25) (0.54) (0.53) (0.15) (0.21) (0.10) (0.22)
Total Distributions (0.25) (0.54) (0.53) (0.15) (0.21) (0.10) (0.22)
Net Asset Value, End of Period $10.10 $10.07 $10.02 $9.92 $9.86 $10.12 $10.13
Total Return(c)(d) 2.85% 6.02% 6.49% 2.12% (0.43)% 0.91% 3.02%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.43% 0.42% 0.41% 0.44% 0.47% 0.48% 0.41%
Net Investment Income (Loss)(e) 5.01% 5.39% 5.37% 4.53% 2.56% 1.09% 2.15%
Gross Expenses(e)(f) 0.59% 0.58% 0.55% 0.83% 0.83% 0.49% 0.51%
Supplemental Data:
Net Assets at end of period
(000's) $12,620 $8,595 $13,428 $4,948 $5,309 $2,223 $7,648
Portfolio Turnover(c)(g) 29% 52% 47% 15% 45% 57% 39%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
October 31, 2025
Victory Portfolios III
128
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following five funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification (ASC) Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory Core Plus Intermediate Bond Fund Core Plus Intermediate Bond Fund Fund Shares, Institutional Shares,
Class A, Class C, and Class R6
Victory High Income Fund High Income Fund Fund Shares, Institutional Shares,
and Class R6
Victory Income Fund Income Fund Fund Shares, Institutional Shares,
Class A, and Class R6
Victory Short-Term Bond Fund Short-Term Bond Fund Fund Shares, Institutional Shares,
Class A, and Class R6
Victory Ultra Short-Term Bond Fund Ultra Short-Term Bond Fund Fund Shares, Institutional Shares,
Class A, and Class R6

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
129
(Unaudited)
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund's NAV to be more reliable than it otherwise would be.
A summary of the valuations as of October 31, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments  (amounts in thousands):
Level 1 Level 2 Level 3 Total
Core Plus Intermediate Bond Fund
Asset-Backed Securities ......................................... $ — $ 1,016,956 $ — $ 1,016,956
Collateralized Loan Obligations ................................... — 94,191 — 94,191
Collateralized Mortgage Obligations ................................ — 514,152 — 514,152
Preferred Stocks ............................................... 16,642 — — 16,642
Senior Secured Loans ........................................... — 93,507 — 93,507
Corporate Bonds .............................................. — 1,085,400 — 1,085,400
Yankee Dollars ............................................... — 193,474 — 193,474
Municipal Bonds .............................................. — 248,458 — 248,458
U.S. Government Agency Mortgages ................................ — 1,033,285 — 1,033,285
U.S. Treasury Obligations ........................................ — 1,054,667 — 1,054,667
Commercial Paper ............................................. — 4,298 — 4,298
Collateral for Securities Loaned ................................... 18,457 — — 18,457
Total ....................................................... $ 35,099 $ 5,338,388 $ — $ 5,373,487
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 6,444 — — 6,444
Total ....................................................... $ 6,444 $ — $ — $ 6,444
High Income Fund
Asset-Backed Securities ......................................... — 58,737 — 58,737
Collateralized Mortgage Obligations ................................ — 14,519 — 14,519
Common Stocks ............................................... 3,040 — 566 3,606
Preferred Stocks ............................................... 4,504 — — 4,504
Senior Secured Loans ........................................... — 72,647 — 72,647
Corporate Bonds .............................................. — 580,762 — 580,762
Yankee Dollars ............................................... — 138,355 — 138,355
Commercial Paper ............................................. — 70,071 — 70,071
Exchange-Traded Funds ......................................... 18,770 — — 18,770
Collateral for Securities Loaned ................................... 12,419 — — 12,419
Total ....................................................... $ 38,733 $ 935,091 $ 566 $ 974,390
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 200 — — 200
Total ....................................................... $ 200 $ — $ — $ 200

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
130
(Unaudited)
As of October 31, 2025, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Level 1 Level 2 Level 3 Total
Income Fund
Asset-Backed Securities ......................................... $ — $ 433,303 $ — $ 433,303
Collateralized Mortgage Obligations ................................ — 201,946 — 201,946
Preferred Stocks ............................................... 33,428 — — 33,428
Corporate Bonds .............................................. — 1,310,461 — 1,310,461
Yankee Dollars ............................................... — 335,666 — 335,666
Municipal Bonds .............................................. — 99,412 — 99,412
U.S. Government Agency Mortgages ................................ — 375,349 — 375,349
U.S. Treasury Obligations ........................................ — 1,012,936 — 1,012,936
Commercial Paper ............................................. — 33,495 — 33,495
Collateral for Securities Loaned ................................... 11,904 — — 11,904
Total ....................................................... $ 45,332 $ 3,802,568 $ — $ 3,847,900
Short-Term Bond Fund
Asset-Backed Securities ......................................... — 853,741 — 853,741
Collateralized Loan Obligations ................................... — 2,853 — 2,853
Collateralized Mortgage Obligations ................................ — 124,513 — 124,513
Preferred Stocks ............................................... 6,006 — — 6,006
Senior Secured Loans ........................................... — 4,466 — 4,466
Corporate Bonds .............................................. — 974,824 — 974,824
Yankee Dollars ............................................... — 207,358 — 207,358
Municipal Bonds .............................................. — 28,641 — 28,641
U.S. Government Agency Mortgages ................................ — 13,389 — 13,389
U.S. Treasury Obligations ........................................ — 424,689 — 424,689
Commercial Paper ............................................. — 42,815 — 42,815
Collateral for Securities Loaned ................................... 5,709 — — 5,709
Total ....................................................... $ 11,715 $ 2,677,289 $ — $ 2,689,004
Ultra Short-Term Bond Fund
Asset-Backed Securities ......................................... — 61,433 — 61,433
Collateralized Loan Obligations ................................... — 2,758 — 2,758
Collateralized Mortgage Obligations ................................ — 34,672 — 34,672
Senior Secured Loans ........................................... — 2,812 — 2,812
Corporate Bonds .............................................. — 78,501 — 78,501
Yankee Dollars ............................................... — 46,012 — 46,012
Municipal Bonds .............................................. — 810 — 810
U.S. Government Agency Mortgages ................................ — 2,742 — 2,742
Commercial Paper ............................................. — 81,303 — 81,303
Collateral for Securities Loaned ................................... 2,569 — — 2,569
Total ....................................................... $ 2,569 $ 311,043 $ — $ 313,612
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
131
(Unaudited)
As of October 31, 2025, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Level 1 Level 2 Level 3 Total
Income Fund
Asset-Backed Securities ......................................... $ — $ 433,303 $ — $ 433,303
Collateralized Mortgage Obligations ................................ — 201,946 — 201,946
Preferred Stocks ............................................... 33,428 — — 33,428
Corporate Bonds .............................................. — 1,310,461 — 1,310,461
Yankee Dollars ............................................... — 335,666 — 335,666
Municipal Bonds .............................................. — 99,412 — 99,412
U.S. Government Agency Mortgages ................................ — 375,349 — 375,349
U.S. Treasury Obligations ........................................ — 1,012,936 — 1,012,936
Commercial Paper ............................................. — 33,495 — 33,495
Collateral for Securities Loaned ................................... 11,904 — — 11,904
Total ....................................................... $ 45,332 $ 3,802,568 $ — $ 3,847,900
Short-Term Bond Fund
Asset-Backed Securities ......................................... — 853,741 — 853,741
Collateralized Loan Obligations ................................... — 2,853 — 2,853
Collateralized Mortgage Obligations ................................ — 124,513 — 124,513
Preferred Stocks ............................................... 6,006 — — 6,006
Senior Secured Loans ........................................... — 4,466 — 4,466
Corporate Bonds .............................................. — 974,824 — 974,824
Yankee Dollars ............................................... — 207,358 — 207,358
Municipal Bonds .............................................. — 28,641 — 28,641
U.S. Government Agency Mortgages ................................ — 13,389 — 13,389
U.S. Treasury Obligations ........................................ — 424,689 — 424,689
Commercial Paper ............................................. — 42,815 — 42,815
Collateral for Securities Loaned ................................... 5,709 — — 5,709
Total ....................................................... $ 11,715 $ 2,677,289 $ — $ 2,689,004
Ultra Short-Term Bond Fund
Asset-Backed Securities ......................................... — 61,433 — 61,433
Collateralized Loan Obligations ................................... — 2,758 — 2,758
Collateralized Mortgage Obligations ................................ — 34,672 — 34,672
Senior Secured Loans ........................................... — 2,812 — 2,812
Corporate Bonds .............................................. — 78,501 — 78,501
Yankee Dollars ............................................... — 46,012 — 46,012
Municipal Bonds .............................................. — 810 — 810
U.S. Government Agency Mortgages ................................ — 2,742 — 2,742
Commercial Paper ............................................. — 81,303 — 81,303
Collateral for Securities Loaned ................................... 2,569 — — 2,569
Total ....................................................... $ 2,569 $ 311,043 $ — $ 313,612
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Funds may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Funds on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Funds make the commitment to purchase a security on a delayed-delivery or when-issued basis, the Funds record the transaction and reflect the value of the security in determining NAV. No interest accrues to the Funds until the transaction settles and payment takes place. If the Funds own delayed-
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statements of Assets and Liabilities.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal.
The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National
Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and
“Freddie Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Leveraged Loans:
The Funds may invest in leveraged loans, a type of bank loan. Leveraged loans are adjustable-rate bank loans made to companies rated below investment grade. The interest rates on leveraged loans are reset periodically based upon the fluctuations of a base interest rate such as Secured
Overnight Financing Rate ("SOFR“) and a “spread” above that base interest rate that represents a risk premium to the lending banks and/or other participating investors. Many bank loans bear an adjustable rate of interest; however, leveraged loans provide for a greater “spread” over the base interest rate than other bank loans because they are considered to represent a greater credit risk. Because they are perceived to represent a greater credit risk, leveraged loans possess certain attributes that are similar to high-yield securities. However, because they are often secured by collateral of the borrower, leveraged loans possess certain attributes that are similar to other bank loans.
Below-Investment-Grade Securities:
Certain Funds may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-
quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
132
(Unaudited)
Derivative Instruments:
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian, which is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the six months ended October 31, 2025, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of October 31, 2025 (amounts in thousands):
*   Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statements of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended October 31, 2025 (amounts in thousands):
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization
Assets
Receivables:
Variation
margin on
open futures
contracts*
Interest Rate Risk Exposure: 6,644,000
Core Plus Intermediate Bond Fund ....................................................................... $ 6,444
High Income Fund ................................................................................... 200
Net realized gains
(losses) from
futures contracts
Net change
in unrealized
appreciation/
depreciation on
futures contracts
Interest Rate Risk Exposure: 2,835,000 (865,000)
Core Plus Intermediate Bond Fund ..................................................... $ 2,134 $ (137)
High Income Fund ................................................................. 701 (728)

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
133
(Unaudited)
of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
The Funds may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statements of Operations.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of October 31, 2025 (amounts in thousands):
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of April 30.
For the six months ended October 31, 2025, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Core Plus Intermediate Bond Fund .................................... $ 17,707 $ — $ 18,457
High Income Fund ................................................ 11,951 — 12,419
Income Fund .................................................... 11,425 — 11,904
Short-Term Bond Fund ............................................. 5,564 — 5,709
Ultra Short-Term Bond Fund ......................................... 2,497 — 2,569

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
134
(Unaudited)
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended October 31, 2025, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of October 31, 2025, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
*Rounds to less than 0.05%
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Core Plus Intermediate Bond Fund ................................... $ 1,115,512 $ 1,255,257 $ 860,751 $ 578,710
High Income Fund ............................................... 353,579 420,814 — —
Income Fund ................................................... 133,718 488,528 177,589 69,761
Short-Term Bond Fund ............................................ 451,604 560,024 65,115 20,638
Ultra Short-Term Bond Fund ........................................ 56,293 65,424 7,634 5,835
Core Plus Intermediate Bond Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.3
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.6
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.4
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.7
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
High Income Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.3
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.2
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.3
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Income Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Short-Term Bond Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.0*
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.9
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.6
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.0*
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.0*

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
135
(Unaudited)
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. Each Fund’s base fee is accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended October 31, 2025, are reflected on the Statements of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’s performance to the Lipper Index listed in the table below.
Each Index tracks the total return performance of the largest funds within the respective Index.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’s annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, a class pays a positive performance fee adjustment for a performance period whenever that class outperforms the respective Index in the table above, over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
Adviser Fee Tier Rates
First $50 million
$50 million but not
over $100 million Over $100 million
Core Plus Intermediate Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50% 0.40% 0.30%
Base Rate
High Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.24%
Short-Term Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20%
Ultra Short-Term Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.24%
Comparative Index
Core Plus Intermediate Bond Fund ........................................ Lipper Core Plus Bond Funds
High Income Fund .................................................... Lipper High Yield Bond Funds
Income Fund ........................................................ Lipper A Rated Bond Funds
Short-Term Bond Fund ................................................. Lipper Short Investment Grade Debt Funds
Ultra Short-Term Bond Fund ............................................. Lipper Ultra Short Obligations Funds
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
136
(Unaudited)
For the six months ended October 31, 2025, performance adjustments were (amounts in thousands):
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
October 31, 2025, the Funds had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate, which is based on the Funds’ average daily net assets as follows:
Amounts incurred for the six months ended October 31, 2025, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended October 31, 2025, are reflected on the Statements of Operations as Sub-
Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2025, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
For the classes below, transfer agent fees are paid monthly based on a fee accrued daily at an annualized rate of average daily net assets, plus out-of-pocket expenses as follows:
Fund Shares
Institutional
Shares Class A Class C Class R6
Core Plus Intermediate Bond Fund .............................. $ 340 472 11 (2) 145
as annual % rate .......................................... 0.05% 0.04% 0.02% (0.02)% 0.03%
High Income Fund .......................................... $ 124 57 N/A N/A —(a)
as annual % rate .......................................... 0.03% 0.04% N/A N/A 0.03%
Income Fund .............................................. $ 568 647 9 N/A 3
as annual % rate .......................................... 0.06% 0.06% 0.05% N/A 0.04%
Short-Term Bond Fund ....................................... $ 192 345 4 N/A 53
as annual % rate .......................................... 0.05% 0.04% 0.01% N/A 0.03%
Ultra Short-Term Bond Fund ................................... $ 37 28 —(a) N/A 2
as annual % rate .......................................... 0.04% 0.05% 0.02% N/A 0.04%
(a) Rounds to less than $1 thousand.
Fund Shares Institutional Shares Class A Class C Class R6
Core Plus Intermediate Bond Fund . . . . . . . . . . . . . . . . . . . 0.15% 0.10% 0.15% 0.15% 0.05%
High Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% N/A N/A 0.05%
Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% 0.15% N/A 0.05%
Short-Term Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% 0.15% N/A 0.05%
Ultra Short-Term Bond Fund . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% 0.15% N/A 0.05%
Institutional
Shares Class A Class C Class R6
Core Plus Intermediate Bond Fund ........................................... 0.10% 0.10% 0.10% 0.01%
High Income Fund ....................................................... 0.10% N/A N/A 0.01%
Income Fund ........................................................... 0.10% 0.10% N/A 0.01%
Short-Term Bond Fund .................................................... 0.10% 0.10% N/A 0.01%
Ultra Short-Term Bond Fund ................................................ 0.10% 0.10% N/A 0.01%

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
137
(Unaudited)
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Funds pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the six months ended October 31, 2025, are reflected on the Statements of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale and/or servicing of Class A and Class C. Amounts incurred for the six months ended October 31, 2025, are reflected on the Statements of
Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended October 31, 2025, the Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2025, are reflected on the Statements of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of October 31, 2025, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at October 31, 2025.
For the six months ended October 31, 2025, the following recoupment amounts were paid to the Adviser (amounts in thousands):
Class A Class C
Core Plus Intermediate Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00%
High Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A N/A
Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A
Short-Term Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A
Ultra Short-Term Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A
Amount
Core Plus Intermediate Bond Fund ........................................................................ $ 6
Short-Term Bond Fund ................................................................................. 2
In effect until August 31, 2026
Fund Shares Institutional Shares Class A Class C Class R6
Core Plus Intermediate Bond Fund . . . . . . . . . . . . . . . . . . . 0.59% 0.52% 0.87% 1.53% 0.39%
High Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.83% 0.73% N/A N/A 0.65%
Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.52% 0.46% 0.77% N/A 0.39%
Short-Term Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . 0.53% 0.43% 0.73% N/A 0.39%
Ultra Short-Term Bond Fund . . . . . . . . . . . . . . . . . . . . . . 0.60% 0.55% 0.85% N/A 0.39%
Amount
Core Plus Intermediate Bond Fund ........................................................................ $ 112
Income Fund ........................................................................................ 62
Ultra Short-Term Bond Fund ............................................................................. 12

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
138
(Unaudited)
As of October 31, 2025, the following amounts in the table below represent the fiscal year-end in which the 36-month recoupment period expires. These amounts are available to be repaid to the Adviser (amounts in thousands):
* Ultra Short-Term Bond Fund’s fiscal year-end changed from December 31 to April 30 effective April 30, 2023.
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Funds in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2025.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
6. Risks:
The following describes the principal risks that you may assume as an investor in each Fund. The risk descriptions below provide a more detailed explanation of the principal investment risks. The Funds may be subject to other risks in addition to these identified risks.
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Interest Rate Risk  — The Fund(s) are subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater its sensitivity is to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Management Risk — The Funds are actively managed, and the investment techniques and risk analyses used by the Funds’ portfolio managers may not produce the desired results.
December 31, 2025* April 30, 2026 April 30, 2027 April 30, 2028 April 30, 2029 Total
Core Plus Intermediate Bond Fund ............. $ — $ 171 $ 429 $ 442 $ 113 $ 1,155
High Income Fund ......................... — 36 56 82 40 214
Income Fund ............................. — 58 226 88 18 390
Short-Term Bond Fund ...................... — 9 16 15 6 46
Ultra Short-Term Bond Fund .................. 23 19 42 31 17 132

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
139
(Unaudited)
High-Yield/Junk Bond Risk — Fixed-income securities rated below investment grade, also known as “junk” or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events. High-yield securities also can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time.
Credit Risk — The fixed-income securities in the Fund(s) portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-
income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Funds accept some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
General Market Risk — Overall market risks may affect the value of the Fund(s). Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory Funds Complex”), in the aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended
October 31, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the
Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-
month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of
June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all Funds. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the six months ended October 31, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the six months ended October 31, 2025, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended October 31, 2025.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
Borrower or
Lender
Amount
Outstanding at
October 31, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Income Fund ................................... Borrower $ — $ 3,473 4.78% $ 3,817

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
140
(Unaudited)
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
As of the tax year ended April 30, 2025, the following Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
9. Segment Reporting:
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
10. New Accounting Pronouncement:
On December 14, 2023, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions.  The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes.  The ASU is effective for annual periods beginning after December 15, 2024.  Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Funds’ financial statements.
Declared Paid
Core Plus Intermediate Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly
High Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Short-Term Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly
Ultra Short-Term Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly
Short-Term
Amount
Long-Term
Amount Total
Core Plus Intermediate Bond Fund ......................................... $ (72,388) $ (265,723) $ (338,111)
High Income Fund ..................................................... (29,551) (232,776) (262,327)
Income Fund ......................................................... — (243,890) (243,890)
Short-Term Bond Fund .................................................. (3,046) (34,751) (37,797)
Ultra Short-Term Bond Fund .............................................. (1,655) (884) (2,539)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
VP3-FIncome-1225

October 31, 2025
Semi-Annual: Full Financials
Victory Money Market Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
4
Statement of Operations
5
Statements of Changes in Net Assets
6
Financial Highlights
7
Notes to Financial Statements (Form N-CSR Item 7) 8

Schedule of Portfolio Investments
October 31, 2025
Victory Portfolios III
Victory Money Market Fund
2
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Commercial Paper (56.0%)
Consumer Discretionary (2.9%):
AutoNation, Inc. , 4 .25% , 11/3/25 (a) (b) ....................................... $ 60,000 $ 59,986
Consumer Staples (3.8%):
Dairy Farmers of America, Inc. , 4 .05% , 11/3/25 (a) (b) ............................. 80,000 79,982
Energy (12.5%):
Canadian Natural Resources Ltd.
4 .22% , 11/20/25 (a) (b) ................................................ 60,000 59,867
4 .19% , 11/25/25 (a) (b) ................................................ 20,000 19,944
Ovintiv, Inc.
4 .74% , 11/17/25 (a) (b) ................................................ 40,000 39,916
4 .65% , 11/25/25 (a) (b) ................................................ 40,000 39,877
Plains All American Pipeline LP
4 .10% , 11/7/25 (a) (b) ................................................ 20,000 19,986
4 .19% , 12/1/25 (a) (b) ................................................ 20,000 19,931
Targa Resources Corp. , 4 .05% , 11/3/25 (a) (b) ................................... 60,000 59,986
259,507
Financials (25.9%):
American Honda Finance Corp.
4 .57% , 11/10/25 (a) (b) ................................................ 20,000 19,977
4 .19% , 12/4/25 (a) (b) ................................................ 20,000 19,924
4 .22% , 1/9/26 (a) (b) ................................................. 20,000 19,840
Barton Capital SA
4 .07% , 1/29/26 (a) (b) ................................................ 14,000 13,861
4 .08% , 2/6/26 (a) (b) ................................................. 20,000 19,783
Cancara Asset Securitization LLC , 4 .01% , 2/2/26 (a) (b) ............................ 20,000 19,795
General Motors Financial Co., Inc. , 4 .21% , 12/1/25 (a) (b) .......................... 10,000 9,965
Gotham Funding Corp. , 4 .29% , 11/7/25 (a) (b) ................................... 20,000 19,986
Hannover Funding Co. LLC
4 .38% , 2/2/26 (a) (b) ................................................. 20,000 19,778
4 .32% , 2/26/26 (a) (b) ................................................ 20,000 19,725
4 .25% , 3/25/26 (a) (b) ................................................ 20,000 19,668
4 .11% , 4/29/26 (a) (b) ................................................ 20,000 19,600
Hyundai Capital America , 4 .14% , 11/17/25 (a) (b) ................................ 30,000 29,945
Intercontinental Exchange, Inc.
4 .21% , 11/3/25 (a) (b) ................................................ 20,000 19,995
4 .21% , 11/10/25 (a) (b) ................................................ 20,000 19,979
4 .21% , 11/13/25 (a) (b) ................................................ 20,000 19,972
Liberty Street Funding LLC , 4 .45% , 12/8/25 (a) (b) ............................... 20,000 19,911
LMA-Americas LLC
4 .42% , 2/2/26 (a) (b) ................................................. 20,000 19,777
4 .38% , 2/17/26 (a) (b) ................................................ 20,000 19,744
Manhattan Asset Funding Co. LLC , 4 .45% , 12/2/25 (a) (b) .......................... 20,000 19,925
National Rural Utilities Cooperative Finance Corp. , 4 .12% , 11/13/25 (a) (b) .............. 50,000 49,931
Ridgefield Funding Co. LLC
Series A1 , 4 .50% , 11/19/25 (a) (b) ........................................ 20,000 19,956
Series A1 , 3 .92% , 5/27/26 (a) (b) ........................................ 20,000 19,560
Sheffield Receivables Co. LLC
4 .43% , 11/7/25 (a) (b) ................................................ 20,000 19,985
4 .38% , 11/21/25 (a) (b) ................................................ 20,000 19,952
VW Credit, Inc. , 4 .51% , 11/3/25 (a) (b) ........................................ 20,000 19,995
540,529
Industrials (2.9%):
Aviation Capital Group LLC , 4 .06% , 11/3/25 (a) (b) ............................... 60,000 59,986
Information Technology (2.2%):
Jabil, Inc.
4 .40% , 11/3/25 (a) (b) ................................................ 17,000 16,996
4 .40% , 11/4/25 (a) (b) ................................................ 30,000 29,989
46,985

Victory Portfolios III
Victory Money Market Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
October 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Materials (2.9%):
Glencore Funding LLC
4 .49% , 11/3/25 (a) (b) ................................................ $ 20,000 $ 19,995
4 .21% , 11/25/25 (a) (b) ................................................ 40,000 39,888
59,883
Utilities (2.9%):
Duke Energy Corp.
4 .16% , 11/20/25 (a) (b) ................................................ 20,000 19,956
4 .16% , 11/21/25 (a) (b) ................................................ 10,000 9,977
4 .14% , 12/19/25 (a) (b) ............................................... 10,000 9,945
4 .15% , 12/30/25 (a) (b) ............................................... 20,000 19,866
59,744
Total Commercial Paper (Cost $1,166,602)
a
a
a
1,166,602
Certificates of Deposit (9.8%)
Bank of America Corp. , 4 .47% , 11/1/25 ....................................... 20,000 20,000
Bank of America Corp. , 4 .53% , 11/1/25 ....................................... 20,000 20,000
Bank of America Corp. , 4 .41% , 11/7/25 ....................................... 20,000 20,000
Deutsche Bank AG , 4 .39% , 11/1/25 ( SOFR + 35 bps ) (c) ............................ 20,000 20,000
Mitsubishi UFJ Trust & Banking Corp. , 4 .39% , 11/1/25 ( SOFR + 35 bps ) (c) .............. 20,000 20,000
Mizuho Bank Ltd. , 4 .60% , 11/1/25 ( SOFR + 33 bps ) (c) ............................. 25,000 25,000
Royal Bank of Canada , 4 .35% , 11/1/25 ( SOFR + 31 bps ) (c) .......................... 20,000 20,000
Sumitomo Mitsui Banking Corp. , 4 .32% , 11/1/25 ( SOFR + 28 bps ) (c) ................... 20,000 20,000
Sumitomo Mitsui Banking Corp. , 4 .39% , 11/1/25 ( SOFR + 35 bps ) (c) ................... 20,000 20,000
Toronto-Dominion Bank , 4 .59% , 11/1/25 ( SOFR + 32 bps ) (c) ........................ 20,000 20,000
Total Certificates of Deposit (Cost $205,000)
a
a
a
205,000
Repurchase Agreements (34.0%)
Fixed Income Clearing Corporation-State Street Bank & Trust Co. , 4 .13% , purchased on
10/31/25, with a maturity date of 11/3/25, with a repurchase value of $708,244 (collateralized by U.S. Treasury Notes , 3.63%-4.13%, due 8/31/29 - 2/28/30, with an aggregate value of
$722,160) ............................................................ 708,000 708,000
Total Repurchase Agreements (Cost $708,000)
a
a
a
708,000
Total Investments (Cost $2,079,602) — 99.8% 2,079,602
Other assets in excess of liabilities —  0.2% 3,632
NET ASSETS - 100.00% $ 2,083,234
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of October 31, 2025, the fair value of these securities was
$1,166,602 (thousands) and amounted to 56.0% of net assets.
(b) Rate represents the effective yield at October 31, 2025.
(c) Variable or Floating-Rate Security. Rate disclosed is as of October 31, 2025.
bps
—
Basis points
LLC
—
Limited Liability Company
LP
—
Limited Partnership
SOFR
—
Secured Overnight Financing Rate

Statement of Assets and Liabilities
October 31, 2025
4
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Money
Market Fund
Assets:
Investments, at value (Cost $1,371,602) $ 1,371,602
Repurchase agreements, at value (Cost $708,000) 708,000
Cash 3,359
Receivables:
Interest 747
Capital shares issued 2,730
Prepaid expenses 33
Total Assets 2,086,471
Liabilities:
Payables:
Capital shares redeemed 2,093
Accrued expenses and other payables:
Investment advisory fees 432
Administration fees 177
Custodian fees 36
Transfer agent fees 462
Compliance fees 1
Trustees' fees — (a)
Other accrued expenses 36
Total Liabilities 3,237
Commitments and contingencies (Note 3 )
Net Assets:
Capital 2,083,266
Total accumulated earnings (32)
Net Assets $ 2,083,234
Shares (unlimited number of shares authorized with no par value): 2,083,834
Net asset value, offering and redemption price per share:(b) $ 1 .00
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended October 31, 2025
5
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Money
Market Fund
Investment Income:
Interest $ 48,084
Total Income 48,084
Expenses:
Investment advisory fees 2,533
Administration fees 1,056
Sub-Administration fees 16
Custodian fees 75
Transfer agent fees 2,681
Trustees' fees 24
Compliance fees 9
Legal and audit fees 28
State registration and filing fees 43
Other expenses 93
Recoupment of prior expenses waived/reimbursed by Adviser 26
Total Expenses 6,584
Less fees paid indirectly (39)
Expenses waived/reimbursed by Adviser (2)
Net Expenses 6,543
Net Investment Income 41,541
Realized Gains from Investments:
Net realized gains from investment securities 1
Net realized gains on investments 1
Change in net assets resulting from operations $ 41,542

6
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Money Market Fund
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
From Investment Activities:
Operations:
Net Investment Income $ 41,541 $ 92,560
Net realized gains 1 41
Change in net assets resulting from operations 41,542 92,601
Change in net assets resulting from distributions to shareholders (41,539) (92,559)
Change in net assets resulting from capital transactions (18,013) 39,612
Change in net assets (18,010) 39,654
Net Assets:
Beginning of period 2,101,244 2,061,590
End of period $ 2,083,234 $ 2,101,244
Capital Transactions:
Proceeds from shares issued $ 272,609 $ 608,353
Distributions reinvested 41,363 91,429
Cost of shares redeemed (331,985) (660,170)
Change in net assets resulting from capital transactions $ (18,013) $ 39,612
Share Transactions:
Issued 272,598 608,364
Reinvested 41,544 91,429
Redeemed (331,985) (660,170)
Change in Shares (17,843) 39,623

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
7
See notes to financial statements.
Victory Money Market Fund
Six Months
Ended
October
31, 2025
(Unaudited)
Year
Ended
April 30, 2025
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Net Asset Value, Beginning of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Investment Activities:
Net investment income(b) 0.02 0.04 0.05 0.03 —(c) —(c) 0.01
Net realized and unrealized gains —(c) —(c) —(c) — —(c) — —(c)
Total from Investment
Activities 0.02 0.04 0.05 0.03 —(c) —(c) 0.01
Distributions to Shareholders from:
Net investment income (0.02) (0.04) (0.05) (0.03) —(c) —(c) (0.01)
Net realized gains — — — — —(c) —(c) —
Total Distributions (0.02) (0.04) (0.05) (0.03) —(c) —(c) (0.01)
Net Asset Value, End of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total Return(d)(e) 2.00% 4.58% 5.14% 2.71% 0.24% 0.01% 1.04%
Ratios to Average Net Assets:
Net Expenses(f) 0.62%(g) 0.62%(g) 0.62%(g) 0.62% 0.35% 0.23% 0.58%
Net Investment Income(f) 3.94% 4.48% 5.02% 3.61% 0.24% 0.01% 1.15%
Gross Expenses(f) 0.62%(g) 0.63%(g) 0.63%(g) 0.62% 0.62% 0.61% 0.61%
Supplemental Data:
Net Assets at end of period
(000's) $2,083,234 $2,101,244 $2,061,590 $2,021,381 $1,879,039 $1,950,769 $2,344,619
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

Notes to Financial Statements
October 31, 2025
Victory Portfolios III
8
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory
Capital Operating, LLC.
The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.
The Fund may impose discretionary liquidity fees on redemptions from the Fund, subject to the Fund's Board of Trustees (the “Board”)
determination that such liquidity fees are in the best interest of the Fund. Upon such determination, the Fund may impose a liquidity fee of up to 2% of the value of the shares redeemed. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic (ASC) 946.
Investment Valuation:
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
The Adviser, appointed as the valuation designee by the Board has established the Pricing Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Repurchase agreements are valued at cost which approximates market value.
All securities held in the Fund are short-term debt securities, which are valued pursuant to Rule 2a-7 under the 1940 Act and the Money Market
Funds Procedures to Stabilize Net Asset Value (the “Procedures”). This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith, at fair value, using methods determined by the
Committee, under the Procedures to stabilize net assets and valuation procedures approved by the Board.
Repurchase Agreements:
The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master
Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase
Fund (Legal Name) Fund (Short Name)
Victory Money Market Fund Money Market Fund

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
9
(Unaudited)
the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to at least 102% of principal including accrued interest and are held by the Fund, either through its regular custodian or through a special
“tri-party” custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master
Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the
Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund’s Adviser monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.
Investments in repurchase agreements as presented on the Schedule of Portfolio Investments are not net settlement amounts but gross. At
October 31, 2025, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Schedule of Portfolio Investments.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the six months ended October 31, 2025, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
The Fund’s Investment Adviser fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund’s average daily net assets.
Amounts incurred and paid to VCM for the six months ended October 31, 2025, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
October 31, 2025, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.10%, which is based on the
Fund's average daily net assets. Amounts incurred for the six months ended October 31, 2025, are reflected on the Statement of Operations as
Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
10
(Unaudited)
allocated to the Fund. Amounts incurred for the six months ended October 31, 2025, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust compensate the Adviser for these services. Amounts incurred for the six months ended October 31, 2025, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agent services to the Fund. Transfer agent fees for the Fund are paid monthly based on a fee accrued daily at an annualized rate of 0.25% of average daily net assets, plus out-of-pocket expenses.  VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the six months ended October 31, 2025, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
October 31, 2025, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the
Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of October 31, 2025, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. In addition, the Fund agreed to reimburse the Adviser for any extra waivers (i.e., voluntary fee waivers and/or expense reimbursements made in excess of waivers and reimbursements that are necessary to comply with any Operating Expense Limit in effect at the time of such extra waivers), provided that: (a) the Fund is not obligated to reimburse any such extra waivers more than three years after the date in which the extra waiver was made by the Adviser; and (b) such payments would not cause the Fund’s net yield to fall below the Fund’s minimum yield at the time of: (a) the original waiver or expense reimbursement; or (b) the expense limit in effect at the time of the extra waiver.
The Adviser may voluntarily waive additional fees and/or make additional expense reimbursements or other payments in excess of the Fund's expense limit of 0.62% in order to prevent the Fund's yield from declining below a minimum yield determined by the Adviser (“minimum yield”). The Fund has agreed to reimburse the Adviser for any such extra waivers (i.e., voluntary fee waivers and/or expense reimbursements or other payments made in excess of waivers and reimbursements that are necessary to comply with any Operating Expense Limit in effect at the time of such extra waivers and which are intended to ensure that the Fund's net yield does not decline below its minimum yield), provided that:
(a) the Fund is not obligated to reimburse any such extra waivers more than three years after the date in which the extra waiver was made by the Adviser; and (b) such payments would not cause the Fund's net yield to fall below the Fund's minimum yield at the time of: (a) the original waiver or expense reimbursement; or (b) the expense limit in effect at the time of the extra waiver.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at October 31, 2025.
As of October 31, 2025, the following amounts in the table below represent the fiscal year-end in which the 36-month recoupment period expires. These amounts are available to be repaid to the Adviser (amounts in thousands):
In effect until August 31, 2026
Money Market Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.62%

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
11
(Unaudited)
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments  to assist the Fund in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended October 31, 2025.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
4. Risks:
The following describes the principal risks that you may assume as an investor in the Fund. The risk descriptions below provide a more detailed explanation of the principal investment risks.
Stable Net Asset Value Risk — You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Credit Risk — Credit risk is expected to be low for the Fund because it invests primarily in securities that are considered to be of high quality. However, there is the possibility that an issuer will fail to make timely interest and principal payments on its securities or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline.
Interest Rate Risk — When interest rates rise, debt security prices generally fall. The opposite also generally is true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of debt securities. The Fund’s yield will vary. A sharp and unexpected rise in interest rates could cause the Fund’s share price to drop below a dollar. A low interest rate environment may prevent the Fund from providing a positive yield and could also impair the Fund’s ability to maintain a stable net asset value ("NAV").
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Legislative Risk — Changes in government policies may affect the value of the investments held by the Fund in ways we cannot anticipate, and such policies could have an adverse impact on the value of the Fund’s investments and the Fund’s NAV.
Management Risk — The Fund is actively managed, and the investment techniques and risk analyses used by the Fund's portfolio managers may not produce the desired results.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets, including with respect to tariffs or sanctions, may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
Discretionary Liquidity Fees Risk  — The Fund may impose liquidity fees on redemptions subject to the Board’s determination that such liquidity fees are in the best interests of the Fund. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund.
5. Borrowing:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory Funds Complex”), in the aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended
October 31, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the
Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-
month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of
June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory Floating Rate Fund have been
April 30, 2026 April 30, 2027 April 30, 2028 April 30, 2029 Total
Money Market Fund ....................................... $ 26 $ 38 $ 103 $ 2 $ 169

Notes to Financial Statements — continued
October 31, 2025
Victory Portfolios III
12
(Unaudited)
removed, making the entire Line of Credit (committed and uncommitted) available to all Funds. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended October 31, 2025.
6. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
At the tax year ended April 30, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
7. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-
determined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
8. New Accounting Pronouncement:
On December 14, 2023, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions.  The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes.  The ASU is effective for annual periods beginning after December 15, 2024.  Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Fund's financial statements.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23428-1225

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

         Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            Victory Portfolios III

By (Signature and Title)                     /s/ Carol D. Trevino
                                            Carol D. Trevino, Treasurer and Principal Financial Officer

Date:      January 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                     /s/ Thomas Dusenberry
                                                Thomas Dusenberry, President and Principal Executive Officer

Date:      January 5, 2026

By (Signature and Title)                     /s/ Carol D. Trevino
                                            Carol D. Trevino, Treasurer and Principal Financial Officer

Date:      January 5, 2026